                                                          OMB APPROVAL

                                                          OMB Number:
                                                          3235-0570

                                                          Expires: Nov. 30, 2005

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                                                          burden hours per
                                                          response: 5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3153

                        FRANK RUSSELL INVESTMENT COMPANY

               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-596-2406

          ____________________________________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 253-572-9500

Date of fiscal year end: OCTOBER 31

Date of reporting period: November 1, 2002 to October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

                                                FRANK RUSSELL INVESTMENT COMPANY


MONEY MARKET FUNDS


2003 ANNUAL REPORT

CLASS A AND S SHARES

MONEY MARKET FUND



CLASS S SHARES

US GOVERNMENT MONEY MARKET FUND
TAX FREE MONEY MARKET FUND



OCTOBER 31, 2003


                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on three Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                               Money Market Funds

                                 Annual Report

                                October 31, 2003

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3

Money Market Fund....................................................         4

US Government Money Market Fund......................................         8

Tax Free Money Market Fund...........................................         9

Statement of Assets and Liabilities..................................        15

Statement of Operations..............................................        16

Statement of Changes in Net Assets...................................        18

Financial Highlights.................................................        20

Notes to the Statement of Net Assets.................................        23

Notes to Financial Statements........................................        24

Report of Independent Auditors.......................................        29

Tax Information......................................................        30

Disclosure of Information about Fund Directors.......................        31

Matter Submitted to a Vote of Shareholder............................        35

Manager, Money Managers and Service Providers........................        36

Frank Russell Investment Company - Money Market Funds

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

TO OUR CLIENTS:



We're pleased you have chosen Frank Russell Investment Company funds for your investment needs. As we present our Frank Russell Investment Company 2003 Annual Report, we renew our commitment to you--providing strategically diversified investments managed by world class independent investment management firms.

After three years of a bear market, 2003 offered new opportunities and the financial markets were generally favorable. This represented a dramatic--and welcome--change for the financial markets. As always, our investment process remained constant. We maintained our long-term focus, strategic diversification, active management, and goal-oriented planning. We believe our diversified approach and long-term commitment to investing helps provide consistency for you--our investors.

As we reflect on the challenges and opportunities in 2003, we want you to know that we appreciate your continued confidence in Russell and in our MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment strategy.

We thank you for choosing Russell, global leaders in multi-manager investing. We look forward to continuing to serve you and building our relationship in 2004.

Warm Regards,

   (/s/ LEN BRENNAN)

Len Brennan

President and Chief Executive Officer

                                                        Letter to Our Clients  3

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 31.8%
Associates Corp. of NA                                  35,920       5.750          11/01/03            35,920
Associates Corp. of NA                                   4,500       6.390          02/17/04             4,569
Associates First Capital Corp. (E)                      12,950       1.240          06/25/04            12,950
Bank of America                                          4,000       6.125          07/15/04             4,131
Bear Stearns Master                                     75,000       1.400          11/05/03            75,000
Citigroup Inc.                                           8,852       5.700          02/06/04             8,957
Citigroup Inc.                                           1,790       5.800          03/15/04             1,821
First USA Bank (E)                                      50,000       1.345          07/21/04            50,081
General Electric Capital Corp. (E)                      25,000       1.270          04/22/04            25,020
General Electric Capital Corp. (E)                      10,000       1.239          05/07/04            10,009
General Electric Capital Corp. (E)                      44,000       1.260          06/11/04            44,054
Goldman Sachs Group Inc. (E)                            15,000       1.340          05/03/04            15,018
Goldman Sachs Group Inc. (E)                            15,000       1.200          09/15/04            14,983
Goldman Sachs Group, L.P. (E)                           30,700       1.350          01/09/04            30,713
Grantor Trust Series 1997-11, daily call or put
   (E)                                                  10,252       1.140          12/01/04            10,252
Grantor Trust Series 1998-T67, daily call or put
   (E)                                                   4,465       1.140          07/01/04             4,465
Household Finance Corp.                                 10,000       1.444          11/03/03            10,000
Household Finance Corp. (E)                              5,000       1.640          12/19/03             5,003
Long Lane Master Trust IV (E)                           25,000       1.360          12/31/03            25,000
Merrill Lynch & Co Inc                                   1,500       5.700          02/06/04             1,518
Morgan Stanley & Co., Inc.                               6,787       5.625          01/20/04             6,853
Morgan Stanley & Co., Inc. (E)                           8,850       1.414          02/02/04             8,858
Morgan Stanley & Co., Inc. (E)                          10,000       1.450          02/09/04            10,006
Morgan Stanley & Co., Inc. (E)                           5,000       1.420          04/22/04             5,007
National Westminster BanCorp., Inc.                     14,525       9.375          11/15/03            14,567
New York Life Capital Corp. (E)                         50,000       1.210          11/21/03            50,000
New York Life Capital Corp. (E)                         22,000       1.190          05/19/04            22,000
New York Life Insurance Co.                              5,000       6.400          12/15/03             5,030
Pacific Life Insurance Co. (E)                          50,000       1.260          07/25/04            50,000
Principal Life Global Funding I (E)                     30,000       1.270          11/28/03            30,001
Principal Life Global Funding I (E)                     35,000       1.230          02/25/04            35,012
Protective Life Insurance Co. (E)                       50,000       1.280          08/23/04            50,000
Salomon Smith Barney Holdings Inc. (E)                  50,000       1.288          01/28/04            50,021
Tango Finance Corp                                      25,000       1.260          11/04/03            25,000
                                                                                                  ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost
$751,819)                                                                                              751,819
                                                                                                  ------------

MUNICIPAL BONDS - 3.1%
Illinois Health Facilities Authority Revenue
   weekly demand (E)(n)                                 44,700       1.120          07/01/24            44,700
Illinois Health Facilities Authority Revenue
   weekly demand (E)(n)                                 27,300       1.120          01/01/28            27,300
                                                                                                  ------------

TOTAL MUNICIPAL BONDS (amortized cost $72,000)                                                          72,000
                                                                                                  ------------

REGISTERED INVESTMENT COMPANY FUNDS - 4.9%
Merrill Lynch Premier Institutional Fund           116,282,428                                         116,282
Nations Cash Reserves                                  322,896                                             323
                                                                                                  ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS
(amortized cost $116,605)                                                                              116,605
                                                                                                  ------------

 4  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------
DOMESTIC COMMERCIAL PAPER - 49.5%
Bavaria Universal Funding Corp.                          8,500       1.100          11/06/03             8,499
Bavaria Universal Funding Corp.                         23,100       1.100          11/17/03            23,089
Bavaria Universal Funding Corp.                         25,000       1.110          11/17/03            24,988
Bavaria Universal Funding Corp.                          4,500       1.100          12/15/03             4,494
Bavaria Universal Funding Corp.                          5,143       1.120          12/15/03             5,136
Bavaria Universal Funding Corp.                         46,200       1.120          01/12/04            46,097
Bavaria Universal Funding Corp.                          3,900       1.150          01/22/04             3,890
Co-Op Association of Tractor Dealers - Series A         11,500       1.070          11/03/03            11,499
Co-Op Association of Tractor Dealers - Series A          4,000       1.080          11/06/03             3,999
Co-Op Association of Tractor Dealers - Series A          5,000       1.080          12/05/03             4,995
Co-Op Association of Tractor Dealers - Series A          1,200       1.120          12/29/03             1,198
Co-Op Association of Tractor Dealers - Series A          3,200       1.080          12/30/03             3,194
Co-Op Association of Tractor Dealers - Series A          1,000       1.150          01/06/04               998
Co-Op Association of Tractor Dealers - Series A          1,000       1.150          01/07/04               998
Co-Op Association of Tractor Dealers - Series A          1,500       1.150          01/09/04             1,497
Co-Op Association of Tractor Dealers - Series A         20,000       1.080          01/16/04            19,954
Co-Op Association of Tractor Dealers - Series A          3,000       1.150          01/16/04             2,993
Co-Op Association of Tractor Dealers - Series A          5,000       1.130          01/22/04             4,987
Co-Op Association of Tractor Dealers - Series A          3,000       1.170          01/23/04             2,992
Co-Op Association of Tractor Dealers - Series A          1,000       1.130          02/06/04               997
Co-Op Association of Tractor Dealers - Series A          5,300       1.130          02/27/04             5,280
Co-Op Association of Tractor Dealers - Series B          3,000       1.090          11/26/03             2,998
Co-Op Association of Tractor Dealers - Series B          2,500       1.090          12/09/03             2,497
Co-Op Association of Tractor Dealers - Series B          1,500       1.150          12/19/03             1,498
Co-Op Association of Tractor Dealers - Series B          3,600       1.080          12/29/03             3,594
Co-Op Association of Tractor Dealers - Series B          1,165       1.130          12/29/03             1,163
Co-Op Association of Tractor Dealers - Series B          1,500       1.150          01/02/04             1,497
Co-Op Association of Tractor Dealers - Series B          1,000       1.250          01/02/04               998
Co-Op Association of Tractor Dealers - Series B          1,500       1.120          01/06/04             1,497
Co-Op Association of Tractor Dealers - Series B          2,000       1.150          01/06/04             1,996
Co-Op Association of Tractor Dealers - Series B          1,000       1.120          01/20/04               998
Co-Op Association of Tractor Dealers - Series B            200       1.120          01/26/04               199
Co-Op Association of Tractor Dealers - Series B          1,000       1.120          01/28/04               997
Co-Op Association of Tractor Dealers - Series B          1,000       1.130          02/11/04               997
Co-Op Association of Tractor Dealers - Series B          1,000       1.130          02/13/04               997
Co-Op Association of Tractor Dealers - Series B          1,000       1.130          02/18/04               997
Co-Op Association of Tractor Dealers - Series B          1,500       1.160          02/19/04             1,495
Co-Op Association of Tractor Dealers - Series B          4,000       1.130          02/23/04             3,986
Co-Op Association of Tractor Dealers - Series B          1,000       1.130          02/25/04               996
Co-Op Association of Tractor Dealers - Series B          1,000       1.150          03/22/04               995
Co-Op Association of Tractor Dealers - Series B          1,000       1.150          03/23/04               995
Co-Op Association of Tractor Dealers - Series B          1,500       1.190          04/16/04             1,492
Co-Op Association of Tractor Dealers - Series B          2,000       1.190          04/21/04             1,989
Eagle Funding Cap Corp.                                 12,022       1.080          11/12/03            12,018
Eagle Funding Cap Corp.                                 15,023       1.070          11/13/03            15,018
Eagle Funding Cap Corp.                                 10,917       1.080          11/14/03            10,913
Fairway Finance                                          6,020       1.060          11/04/03             6,019
Fairway Finance                                          3,024       1.100          11/18/03             3,022
Galleon Capital Corp.                                   86,651       1.070          11/03/03            86,646
Galleon Capital Corp.                                   13,412       1.090          11/14/03            13,407
Giro Balanced Funding Corp.                             19,228       1.120          01/20/04            19,180

                                                            Money Market Fund  5

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------
High Peak Funding LLC                                    5,000       1.080          11/06/03             4,999
High Peak Funding LLC                                    7,704       1.080          11/18/03             7,700
High Peak Funding LLC                                   40,000       1.090          11/18/03            39,979
High Peak Funding LLC                                    7,000       1.100          11/20/03             6,996
High Peak Funding LLC                                   24,000       1.080          11/21/03            23,986
Jefferson Pilot Corp.                                   30,000       1.080          11/17/03            29,986
Lockhart Funding LLC                                    24,365       1.100          11/05/03            24,362
Lockhart Funding LLC                                    82,042       1.120          11/12/03            82,013
Lockhart Funding LLC                                     7,000       1.120          11/20/03             6,996
Lockhart Funding LLC                                     2,069       1.120          11/21/03             2,068
Lockhart Funding LLC                                     4,000       1.180          01/26/04             3,989
Lockhart Funding LLC                                    18,000       1.180          01/29/04            17,947
Lockhart Funding LLC                                     4,000       1.180          02/02/04             3,988
Long Lane Master Trust IV                                5,111       1.100          11/06/03             5,110
Long Lane Master Trust IV                               10,340       1.100          11/12/03            10,337
Long Lane Master Trust IV                               37,500       1.120          01/30/04            37,395
Louis Dreyfus Corp. (Barc)                              36,000       1.090          11/07/03            35,993
Moat Funding LLC                                         3,000       1.100          11/13/03             2,999
Moat Funding LLC                                         7,000       1.160          03/09/04             6,971
Principal Financial Services, Inc.                      50,000       1.080          11/05/03            49,994
Principal Financial Services, Inc.                      50,000       1.090          11/13/03            49,982
Special Purpose A/R Co-op Corp. (SPARC)                 35,000       1.070          11/03/03            34,998
Special Purpose A/R Co-op Corp. (SPARC)                  6,600       1.080          11/07/03             6,599
Special Purpose A/R Co-op Corp. (SPARC)                  2,000       1.120          11/07/03             2,000
Special Purpose A/R Co-op Corp. (SPARC)                  8,000       1.090          11/13/03             7,997
Special Purpose A/R Co-op Corp. (SPARC)                  3,600       1.120          12/12/03             3,595
Starbird Funding Corp.                                  30,000       1.090          11/03/03            29,998
Starbird Funding Corp.                                  31,757       1.100          12/17/03            31,712
Superior Funding Capital Corp.                           3,867       1.080          11/06/03             3,866
Superior Funding Capital Corp.                           5,565       1.150          01/14/04             5,552
Superior Funding Capital Corp.                          53,352       1.120          01/29/04            53,204
Superior Funding Capital Corp.                           7,000       1.130          02/11/04             6,978
Superior Funding Capital Corp.                           6,000       1.150          02/11/04             5,980
Tango Finance Corp.                                      9,600       1.090          11/17/03             9,595
Tango Finance Corp.                                     20,000       1.120          01/22/04            19,949
Westways Funding V, Ltd.                                10,000       1.100          11/04/03             9,999
Westways Funding V, Ltd.                                10,000       1.100          11/17/03             9,995
Westways Funding V, Ltd.                                37,000       1.130          01/07/04            36,922
Westways Funding V, Ltd.                                15,000       1.120          01/12/04            14,966
Westways Funding V, Ltd.                                 7,000       1.130          01/12/04             6,984
Westways Funding V, Ltd.                                33,346       1.120          01/15/04            33,268
                                                                                                  ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost
$1,170,815)                                                                                          1,170,815
                                                                                                  ------------

UNITED STATES GOVERNMENT AGENCIES - 6.4%
AID to INH Portugal Guaranteed Note, weekly
   demand (LIBOR Floater)(E)                             9,063       1.438          12/01/17             9,171
Federal Home Loan Banks                                  5,000       1.250          07/02/04             4,998
Federal Home Loan Mortgage. Corp.                        1,530       6.375          11/15/03             1,533
Federal Home Loan Mortgage. Corp.                        9,000       3.250          12/15/03             9,023
Federal Home Loan Mortgage. Corp.                       12,640       1.450          09/14/04            12,640
Federal Home Loan Mortgage. Corp.                       10,700       1.400          11/12/04            10,688
Federal National Mortgage Association                    1,500       5.375          11/17/03             1,503

 6  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                    1,100       5.520          11/17/03             1,102
Federal National Mortgage Association                   25,000       1.200          08/23/04            24,983
Federal National Mortgage Association                   25,000       1.250          08/27/04            24,994
Federal National Mortgage Association                   25,000       1.450          09/01/04            25,000
Federal National Mortgage Association                   25,000       1.450          09/14/04            25,000
                                                                                                  ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES
(amortized cost $150,635)                                                                              150,635
                                                                                                  ------------

YANKEE CERTIFICATE OF DEPOSIT - 4.2%
Canadian Imperial Bank of Commerce                     100,000       1.050          11/03/03           100,000
                                                                                                  ------------

TOTAL YANKEE CERTIFICATE OF DEPOSIT (amortized
cost $100,000)                                                                                         100,000
                                                                                                  ------------

TOTAL INVESTMENTS - 99.9% (amortized cost
$2,361,874)(+)                                                                                       2,361,874

OTHER ASSETS AND LIABILITIES - 0.1%                                                                      2,430
                                                                                                  ------------

NET ASSETS - 100.0%                                                                                  2,364,304
                                                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                            Money Market Fund  7

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %        MATURITY#           $
-------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 61.9%
Aid to Sri Lanka Guaranteed Note (LIBOR
   Floater)(E)*                                         2,250        1.438     06/15/12           2,263
Federal Home Loan Bank                                  1,000        6.375     11/14/03           1,002
Federal Home Loan Bank                                  1,230        0.951     01/02/04           1,230
Federal Home Loan Bank Note                             5,000        3.125     11/14/03           5,003
Federal Home Loan Bank Note                             1,000        5.295     02/18/04           1,012
Federal Home Loan Bank Note                             1,000        5.500     02/24/04           1,013
Federal Home Loan Bank Note                             1,000        3.580     03/25/04           1,010
Federal Home Loan Bank Note                             1,000        7.015     04/16/04           1,026
Federal Home Loan Bank Note                             3,745        1.150     07/27/04           3,744
Federal Home Loan Bank Note                             1,000        1.250     11/07/03           1,000
Federal Home Loan Bank Note                             3,000        1.230     07/06/04           3,000
Federal Home Loan Mortgage Corp.                        1,000        3.250     12/15/03           1,003
Federal Home Loan Mortgage Corp.                          500        5.000     01/15/04             504
Federal Home Loan Mortgage Corp.                        1,000        0.000     03/15/04             996
Federal Home Loan Mortgage Corp. Note                   2,000        1.520     11/19/04           2,000
Federal National Mortgage Association                   4,554        0.925     01/01/04           4,554
Federal National Mortgage Association Discount
   Note                                                   425        1.080     11/13/03             425
Federal National Mortgage Association Discount
   Note                                                   200        1.100     11/14/03             200
Federal National Mortgage Association Medium
   Term Note                                              450        5.270     11/13/03             451
Federal National Mortgage Association Note              1,107        4.750     11/14/03           1,108
Federal National Mortgage Association Note              2,765        4.750     03/15/04           2,802
Federal National Mortgage Association Note               1055        1.180     07/24/04           1,055
Federal National Mortgage Association Note              2,000        1.250     08/27/04           2,000
Freddie Mac Discount Note                                 104        1.100     12/15/03             104
                                                                                           ------------

TOTAL INVESTMENTS - 61.9% (amortized cost
$38,505)                                                                                         38,505
                                                                                           ------------

REPURCHASE AGREEMENTS - 37.7%
Agreement with ABN AMRO Bank and The Bank of New
   York (Tri-Party) of $12,000 dated October 31,
   2003 at 1.050% to be repurchased at $12,001
   on
   November 3, 2003, collateralized by:
   $13,000 United States Agency Obligations,
   valued at $12,307                                                                             12,000
Agreement with Barclays Bank PLC and The Bank of
   New York (Tri-Party) of $11,445 dated October
   31, 2003 at 1.020% to be repurchased at
   $11,446 on November 3, 2003, collateralized
   by:
   $13,000 United States Agency Obligations,
   valued at $11,675                                                                             11,445
                                                                                           ------------

TOTAL REPURCHASE AGREEMENTS (identified cost
$23,445)                                                                                         23,445
                                                                                           ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS -
99.6% (cost $61,950)(+)                                                                          61,950

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                            269
                                                                                           ------------

NET ASSETS - 100.0%                                                                              62,219
                                                                                           ============

See accompanying notes which are an integral part of the financial statements.

 8  US Government Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %        MATURITY#           $
-------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.8%
Alabama - 1.4%
Lauderdale County Public Park Recreation Board
   Revenue Bonds, weekly demand (E)                       700        1.050     12/01/20             700
Mobile Industrial Development Board Revenue
   Bonds, weekly demand (E)                             1,200        1.100     06/01/04           1,200
                                                                                           ------------
                                                                                                  1,900
                                                                                           ------------

Arizona - 0.1%
Pinal County Industrial Development Authority
   Revenue Bonds, weekly demand (E)                       100        1.160     12/01/09             100
                                                                                           ------------

California - 1.8%
State of California Notes                               2,500        2.000     06/16/04           2,514
                                                                                           ------------

Colorado - 5.0%
Castle Pines North Metropolitan District General
   Obligation Limited, weekly demand (E)                  840        1.130     12/01/28             840
Colorado Health Facilities Authority Revenue
   Bonds, weekly demand (E)                             1,225        1.200     07/01/31           1,225
One Horse Business Improvement District Revenue
   Bonds, weekly demand (E)                             2,780        1.070     12/01/25           2,780
SBC Metropolitan District General Obligation
   Limited, weekly demand (E)                           2,000        1.070     12/01/17           2,000
                                                                                           ------------
                                                                                                  6,845
                                                                                           ------------

Delaware - 0.8%
Delaware State Economic Development Authority
   Economic Development Revenue Bonds, weekly
   demand (E)                                             650        1.050     12/01/15             650
Delaware State Economic Development Authority
   Economic Development Revenue Bonds, weekly
   demand (E)                                             400        1.080     05/01/15             400
                                                                                           ------------
                                                                                                  1,050
                                                                                           ------------

District of Columbia - 0.5%
District of Columbia Revenue Bonds, weekly
   demand (E)                                             700        1.150     12/01/23             700
                                                                                           ------------

Florida - 4.5%
County of Alachua Florida Revenue Bonds, monthly
   demand (E)                                             970        1.150     01/01/12             970
Fort Pierce Florida Revenue Bonds, weekly demand
   (E)                                                    300        1.050     10/01/17             300
Highlands County Health Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                  1,600        1.050     12/01/26           1,600
Orange County Industrial Development Authority
   Revenue Bonds, monthly demand (E)                      850        1.150     01/01/11             850
Orange County Industrial Development Authority
   Revenue Bonds, semi-annual demand (E)                2,495        1.700     10/01/15           2,495
                                                                                           ------------
                                                                                                  6,215
                                                                                           ------------

Georgia - 3.4%
Dalton Georgia Revenue Bonds, weekly demand
   (E)(u)                                               1,095        1.140     01/01/12           1,095
Fulton County Development Authority Revenue
   Bonds, weekly demand (E)                               400        1.050     02/01/16             400
Fulton County Housing Authority Revenue Bonds,
   weekly demand (E)                                    1,000        1.050     06/01/23           1,000
Gwinnett County Development Authority Revenue
   Bonds, weekly demand (E)                                65        1.050     03/01/17              65
Gwinnett County Development Authority Revenue
   Bonds, weekly demand (E)                               700        1.050     03/01/21             700
Private Colleges & Universities Authority
   Revenue Bonds, weekly demand (E)                       100        1.130     10/01/32             100
Thomasville Hospital Authority Revenue Bonds,
   weekly demand (E)                                    1,300        1.050     11/01/17           1,300
                                                                                           ------------
                                                                                                  4,660
                                                                                           ------------

                                                   Tax Free Money Market Fund  9

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %        MATURITY#           $
-------------------------------------------------------------------------------------------------------
Illinois - 8.1%
East Peoria Illinois Revenue Bonds, weekly
   demand (E)                                           1,095        1.200     06/01/08           1,095
Illinois Development Finance Authority Pollution
   Control Revenue Bonds, weekly demand (E)               900        1.200     04/01/21             900
Illinois Development Finance Authority Pollution
   Control Revenue Bonds, weekly demand (E)               700        1.200     08/01/26             700
Illinois Development Finance Authority Pollution
   Control Revenue Bonds, weekly demand (E)             2,775        1.100     07/01/33           2,775
Illinois Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                     1,300        1.050     11/01/25           1,300
Illinois Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                     1,500        1.100     03/01/27           1,500
Oakbrook Terrace Illinois Revenue Bonds, weekly
   demand (E)                                           2,100        1.050     12/01/25           2,100
Troy Grove Illinois Revenue Bonds, weekly demand
   (E)                                                    750        2.360     05/01/10             750
                                                                                           ------------
                                                                                                 11,120
                                                                                           ------------

Indiana - 8.3%
Avon Community School Corp. General Obligation
   Unlimited Notes                                      1,000        1.950     12/31/03           1,001
City of Beech Grove Indiana Notes                       1,500        1.950     12/31/03           1,501
Goshen Indiana Revenue Bonds, weekly demand (E)         2,200        1.100     10/01/37           2,200
Hamilton Southeastern Cumberland Campus School
   Building Corp. Revenue Notes                         1,000        1.250     04/01/04           1,000
Indiana Educational Facilities Authority Revenue
   Bonds, weekly demand (E)                             1,100        1.150     07/01/32           1,100
Merrillville Community School Corp. Warrants            1,060        1.250     12/31/03           1,060
North Lawrence Community Schools Revenue Notes,
   weekly demand (E)                                    1,500        1.250     06/19/04           1,501
Spencer-Owen Community Schools General
   Obligation Unlimited                                 1,000        1.500     12/31/03           1,001
Tippecanoe School Corp. General Obligation
   Unlimited Notes                                      1,100        2.000     12/30/03           1,101
                                                                                           ------------
                                                                                                 11,465
                                                                                           ------------

Iowa - 4.7%
City of Storm Lake Iowa Revenue Bonds, weekly
   demand (E)                                           2,900        1.200     12/01/03           2,900
Iowa Finance Authority Revenue Bonds, weekly
   demand (E)                                           1,100        1.200     06/01/28           1,100
Iowa Higher Education Loan Authority Revenue
   Bonds, weekly demand (E)                               100        1.200     03/01/30             100
Iowa Higher Education Loan Authority Revenue
   Bonds, weekly demand (E)                               100        1.150     11/01/30             100
Iowa Higher Education Loan Authority Revenue
   Bonds, weekly demand (E)                             2,300        1.150     04/01/33           2,300
                                                                                           ------------
                                                                                                  6,500
                                                                                           ------------

Kansas - 1.6%
Kansas Development Finance Authority Revenue
   Bonds, weekly demand (E)                             1,000        1.150     12/01/18           1,000
Prairie Village Kansas Revenue Bonds, weekly
   demand (E)                                           1,150        1.050     11/01/30           1,150
                                                                                           ------------
                                                                                                  2,150
                                                                                           ------------

Kentucky - 2.4%
County of Jefferson Kentucky Revenue Bonds,
   weekly demand (E)                                    1,800        1.070     10/01/19           1,800
Kentucky Area Development Districts Revenue
   Bonds, weekly demand (E)                               490        1.190     12/01/31             490
Kentucky Association of Counties Revenue Notes          1,000        2.000     06/30/04           1,007
                                                                                           ------------
                                                                                                  3,297
                                                                                           ------------

 10  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %        MATURITY#           $
-------------------------------------------------------------------------------------------------------
Maryland - 1.1%
County of Montgomery Maryland, monthly demand
   (E)                                                    790        1.100     04/01/14             790
Maryland State Economic Development Corp.
   Revenue Bonds, weekly demand (E)                       660        1.050     09/01/24             660
                                                                                           ------------
                                                                                                  1,450
                                                                                           ------------

Michigan - 6.3%
Kalamazoo City School District General
   Obligation Unlimited (u)                             1,000        3.750     05/01/04           1,013
Lansing Economic Development Corp. Revenue
   Bonds, semi-annual demand (E)                        1,610        1.400     05/01/15           1,610
Michigan State Housing Development Authority,
   weekly demand (E)                                    1,000        1.225     06/01/04           1,000
Michigan State Job Development Authority Revenue
   Bonds, monthly demand (E)                            1,900        0.950     11/01/14           1,900
Northern Michigan University Revenue Bonds,
   weekly demand (E)(u)                                   700        1.150     06/01/31             700
Northville Township Economic Development Corp.
   Revenue Bonds, weekly demand (E)                       500        0.970     05/01/14             500
Oakland County Economic Development Corp.
   Revenue Bonds, semi-annual demand (E)                  765        1.400     08/01/15             765
Pinckney Community Schools General Obligation
   Unlimited Notes                                      1,200        1.500     08/20/04           1,203
                                                                                           ------------
                                                                                                  8,691
                                                                                           ------------

Minnesota - 8.0%
Arden Hills Minnesota Revenue Bonds, weekly
   demand (E)                                             696        1.200     09/01/29             696
City of Austin Minnesota Revenue Bonds, weekly
   demand (E)                                           1,400        1.150     12/01/13           1,400
City of Minneapolis Minnesota Revenue Bonds,
   weekly demand (E)                                      500        1.250     05/01/26             500
Minneapolis & State Paul Housing & Redevelopment
   Authority Revenue Bonds, weekly demand (E)(u)        3,700        1.150     08/15/25           3,700
Minnesota Higher Education Facilities Authority
   Revenue Bonds, weekly demand (E)                     3,375        1.150     10/01/20           3,375
St. Paul Housing & Redevelopment Authority
   Revenue Bonds, weekly demand (E)                     1,300        1.250     08/01/25           1,300
                                                                                           ------------
                                                                                                 10,971
                                                                                           ------------

Missouri - 5.2%
Clayton Industrial Development Authority Revenue
   Bonds, weekly demand (E)                             1,000        1.200     01/01/09           1,000
Kansas City Industrial Development Authority
   Revenue Bonds, weekly demand (E)                     3,900        1.150     04/01/27           3,900
St. Charles County Industrial Development
   Authority Revenue Bonds, weekly demand (E)           2,300        1.150     12/01/27           2,300
                                                                                           ------------
                                                                                                  7,200
                                                                                           ------------

Multi-State and Other - 1.0%
Greystone Municipal Lease Certificate Trust
   Certificate of Participation, weekly demand
   (E)(a)                                                 595        1.220     07/01/05             595
Greystone Revenue Bond Certificate Trust, weekly
   demand (E)(e)                                          800        1.220     05/01/28             800
                                                                                           ------------
                                                                                                  1,395
                                                                                           ------------

New Hampshire - 1.8%
Coos County New Hampshire General Obligation
   Unlimited Notes                                      2,500        1.625     12/31/03           2,501
                                                                                           ------------

New York - 2.4%
Board of Cooperative Educational Services Sole
   Supervisory District Oswego County Revenue
   Notes                                                1,000        2.125     12/30/03           1,001
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly demand (E)                     2,300        1.160     06/15/18           2,300
                                                                                           ------------
                                                                                                  3,301
                                                                                           ------------

                                                  Tax Free Money Market Fund  11

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %        MATURITY#           $
-------------------------------------------------------------------------------------------------------
North Carolina - 1.4%
Mcdowell County Industrial Facilities &
   Pollution Control Financing Authority Revenue
   Bonds, weekly demand (E)                             1,935        1.070     05/01/22           1,935
                                                                                           ------------

Ohio - 3.9%
Athens County Port Authority Revenue Bonds,
   weekly demand (E)                                      880        1.080     06/01/32             880
Clermont County Ohio Revenue Bonds, semi-annual
   demand (E)                                             315        1.400     12/01/09             315
Clermont County Ohio Revenue Bonds, semi-annual
   demand (E)                                             475        1.400     05/01/12             475
County of Trumbull Ohio Revenue Bonds, weekly
   demand (E)                                              75        1.140     04/01/04              75
Scioto County Ohio Revenue Bonds, weekly demand
   (E)                                                    565        1.350     12/01/15             565
Stark County Ohio Revenue Bonds, weekly demand
   (E)                                                  1,320        1.300     09/15/16           1,320
State of Ohio Revenue Bonds, weekly demand (E)          1,700        1.050     09/01/27           1,700
                                                                                           ------------
                                                                                                  5,330
                                                                                           ------------

Oregon - 0.8%
Hillsboro Oregon Revenue Bonds, weekly demand
   (E)                                                  1,150        1.100     08/01/11           1,150
                                                                                           ------------

Pennsylvania - 4.9%
Berks County Industrial Development Authority,
   weekly demand (E)                                    1,350        1.100     12/01/04           1,350
Hazleton Area Industrial Development Authority
   Revenue Bonds, weekly demand (E)                       685        1.100     10/01/24             685
Pennsylvania State Higher Educational Facilities
   Authority Revenue Bonds, annual demand (E)           1,500        1.150     05/01/31           1,500
Pennsylvania State Higher Educational Facilities
   Authority Revenue Bonds, annual demand (E)           1,000        1.110     11/01/31           1,000
Philadelphia Hospitals & Higher Education
   Facilities Authority Revenue Bonds, weekly
   demand (E)                                           1,360        1.100     06/01/14           1,360
Temple University of the Commonwealth System
   Revenue Notes, weekly demand (E)                       900        1.200     05/04/04             900
                                                                                           ------------
                                                                                                  6,795
                                                                                           ------------

Tennessee - 3.6%
Franklin County Health & Educational Facilities
   Board Revenue Bonds, semi-annual demand (E)          1,490        1.100     09/01/10           1,490
Knox County Health Educational & Housing
   Facilities Board Revenue Bonds, weekly demand
   (E)                                                    320        1.050     03/01/19             320
Knox County Industrial Development Board Revenue
   Bonds, weekly demand (E)(u)                          2,100        1.300     12/01/14           2,100
Wilson County Industrial Development Board,
   weekly demand (E)                                    1,100        1.220     07/01/26           1,100
                                                                                           ------------
                                                                                                  5,010
                                                                                           ------------

Texas - 1.5%
State of Texas Revenue Notes                            2,000        2.000     08/31/04           2,014
                                                                                           ------------

 12  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %        MATURITY#           $
-------------------------------------------------------------------------------------------------------
Vermont - 3.3%
Vermont Educational & Health Buildings Financing
   Agency Revenue Bonds, weekly demand (E)              1,845        1.150     06/01/22           1,845
Vermont Educational & Health Buildings Financing
   Agency Revenue Bonds, weekly demand (E)                750        1.150     06/01/27             750
Vermont Educational & Health Buildings Financing
   Agency Revenue Bonds, weekly demand (E)              1,910        1.080     10/01/25           1,910
                                                                                           ------------
                                                                                                  4,505
                                                                                           ------------

Washington - 1.3%
Washington State Housing Finance Commission
   Nonprofit Housing Revenue, Series A, daily
   demand (E)                                             600        1.150     01/01/30             600
Washington State Housing Finance Commission
   Revenue Bonds, weekly demand (E)                     1,175        1.150     08/01/24           1,175
                                                                                           ------------
                                                                                                  1,775
                                                                                           ------------

West Virginia - 0.7%
Marshall County West Virginia Revenue Bonds,
   weekly demand (E)                                    1,000        1.200     03/01/26           1,000
                                                                                           ------------

Wisconsin - 9.4%
Milwaukee Redevelopment Authority Revenue Bonds,
   weekly demand (E)                                    1,000        1.250     07/01/21           1,000
Milwaukee Wisconsin Revenue Bonds, weekly demand
   (E)                                                    650        1.100     06/01/29             650
New Berlin School District General Obligation
   Unlimited Notes                                      1,500        2.000     09/03/04           1,511
West Salem School District Revenue Notes                1,000        1.750     09/01/04           1,005
Wisconsin State Health & Educational Facilities
   Authority Revenue Bonds, weekly demand (E)           1,800        1.100     06/01/19           1,800
Wisconsin State Health & Educational Facilities
   Authority Revenue Bonds, weekly demand (E)(u)        4,900        1.150     12/01/15           4,899
Wisconsin State Health & Educational Facilities
   Authority Revenue Bonds, weekly demand (E)(u)          700        1.150     12/01/29             700
Wisconsin State Health & Educational Facilities
   Authority Revenue Bonds, weekly demand (E)           1,345        1.100     08/15/30           1,345
                                                                                           ------------
                                                                                                 12,910
                                                                                           ------------

Wyoming - 0.6%
Campbell County School District No. 1 Gilette
   Warrants                                             1,000        1.500     12/22/03           1,000
                                                                                           ------------

TOTAL INVESTMENTS - 99.8% (amortized cost
$137,449)(+)                                                                                    137,449

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                            229
                                                                                           ------------

NET ASSETS - 100.0%                                                                             137,678
                                                                                           ============

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  13

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands


----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF MARKET VALUE (Unaudited)
P-1/A-1; MIG1/SP-1/F1 or equivalent                                 100%
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE (Unaudited)
Non-Profit                                                           20%
Education (colleges and universities)                                15
Cashflow Note                                                        14
Corporate                                                            13
Hospital                                                             13
Multi-Family Housing Bond                                             8
Nursing Home                                                          6
Bond Anticipation Note                                                2
General Obligation                                                    2
Special Tax                                                           2
Water and Sewer                                                       2
Annual Appropriation                                                  1
Asset Backed                                                          1
School District                                                       1
                                                                    ---
                                                                    100%
                                                                    ===

See accompanying notes which are an integral part of the financial statements.

 14  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2003

Amounts in thousands

                                                                  MONEY MARKET           US GOVERNMENT             TAX FREE
                                                                      FUND             MONEY MARKET FUND      MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at amortized cost which approximates value         $         2,361,874    $            38,505    $            137,449
Repurchase agreements at cost which approximates value                          --                 23,445                      --
Receivables:
      Dividends and interest                                                 4,232                    343                     360
      Fund shares sold                                                         175                     --                      --
                                                               -------------------    -------------------    --------------------
Total assets                                                             2,366,281                 62,293                 137,809
                                                               -------------------    -------------------    --------------------

LIABILITIES
Payables:
      Accrued fees to affiliates                                               207                     20                      31
      Other accrued expenses                                                    93                     18                      15
      Dividends                                                              1,677                     36                      85
                                                               -------------------    -------------------    --------------------
Total liabilities                                                            1,977                     74                     131
                                                               -------------------    -------------------    --------------------

NET ASSETS                                                     $         2,364,304    $            62,219    $            137,678
                                                               ===================    ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income          $              (141)   $                --    $                 --
Accumulated net realized gain (loss)                                          (169)                   (43)                   (122)
Shares of beneficial interest                                               23,646                    623                   1,378
Additional paid-in capital                                               2,340,968                 61,639                 136,422
                                                               -------------------    -------------------    --------------------
NET ASSETS                                                     $         2,364,304    $            62,219    $            137,678
                                                               ===================    ===================    ====================

NET ASSET VALUE, PER SHARE:
   Net asset value per share: Class A*                         $              1.00    $                --    $                 --
      Class A - Net assets                                     $           685,185    $                --    $                 --
      Class A - Shares outstanding ($.01 par value)                        685,187                     --                      --
   Net asset value per share: Class S*                         $              1.00    $              1.00    $               1.00
      Class S - Net assets                                     $     2,363,619,004    $        62,218,512    $        137,678,041
      Class S - Shares outstanding ($.01 par value)                  2,363,928,666             62,261,940             137,800,132
---------------------------------------------------------------------------------------------------------------------------------
* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  15

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003

Amounts in thousands

                                                                  MONEY MARKET           US GOVERNMENT             TAX FREE
                                                                      FUND             MONEY MARKET FUND      MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                $             1,363    $                --    $                 --
      Interest                                                              25,277                  1,041                   1,843
                                                               -------------------    -------------------    --------------------
Total investment income                                                     26,640                  1,041                   1,843
                                                               -------------------    -------------------    --------------------

EXPENSES
      Advisory fees                                                          3,899                    163                     289
      Administrative fees                                                      975                     41                      72
      Custodian fees                                                           471                     46                      47
      Transfer agent fees                                                      214                     66                      37
      Professional fees                                                         68                     16                      18
      Registration fees                                                        176                     22                      25
      Trustees' fees                                                            45                      9                      11
      Printing fees                                                            103                     19                       9
      Offering costs                                                            14                     --                      --
      Miscellaneous                                                            101                      4                       7
                                                               -------------------    -------------------    --------------------
      Expenses before reductions                                             6,066                    386                     515
      Expense reductions                                                    (2,939)                   (55)                    (48)
                                                               -------------------    -------------------    --------------------
Net expenses                                                                 3,127                    331                     467
                                                               -------------------    -------------------    --------------------
Net investment income (loss)                                                23,513                    710                   1,376
                                                               -------------------    -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                        (43)                   (17)                     --
                                                               -------------------    -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $            23,470    $               693    $              1,376
                                                               ===================    ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 16  Statement of Operations

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

Amounts in thousands

                                                  MONEY MARKET
                                                      FUND
                                  ---------------------------------------------
                                         2003                     2002
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS
      Net investment income
       (loss)                     $            23,513    $               35,669
      Net realized gain (loss)                    (43)                       26
                                  -------------------    ----------------------
Net increase (decrease) in net
  assets from operations                       23,470                    35,695
                                  -------------------    ----------------------

DISTRIBUTIONS
      From net investment
       income
      Class A                                      (3)                       --
      Class S                                 (23,651)                  (35,669)
                                  -------------------    ----------------------
Net decrease in net assets
   from distributions                         (23,654)                  (35,669)
                                  -------------------    ----------------------

SHARE TRANSACTIONS
      Net increase (decrease)
       in net assets from
       share transactions                     459,669                    18,052
                                  -------------------    ----------------------

TOTAL NET INCREASE (DECREASE)
  IN NET ASSETS                               459,485                    18,078

NET ASSETS
      Beginning of period                   1,904,819                 1,886,741
                                  -------------------    ----------------------

      End of period               $         2,364,304    $            1,904,819
                                  ===================    ======================

      Undistributed
       (overdistributed) net
       investment income
       included in net assets     $              (141)   $                   --

See accompanying notes which are an integral part of the financial statements.

 18  Statement of Changes in Net Assets

                         US GOVERNMENT                                        TAX FREE
                       MONEY MARKET FUND                                 MONEY MARKET FUND
     -----------------------------------------------------   ------------------------------------------
                  2003                        2002                  2003                   2002
-------------------------------------------------------------------------------------------------------

     $                          710    $             1,394   $             1,376    $             2,672
                                (17)                    (2)                   --                     --
     ------------------------------    -------------------   -------------------    -------------------
                                693                  1,392                 1,376                  2,672
     ------------------------------    -------------------   -------------------    -------------------

                                 --                     --                    --                     --
                               (710)                (1,394)               (1,376)                (2,672)
     ------------------------------    -------------------   -------------------    -------------------
                               (710)                (1,394)               (1,376)                (2,672)
     ------------------------------    -------------------   -------------------    -------------------

                            (30,946)               (15,700)              (36,945)                (6,076)
     ------------------------------    -------------------   -------------------    -------------------

                            (30,963)               (15,702)              (36,945)                (6,076)

                             93,182                108,884               174,623                180,699
     ------------------------------    -------------------   -------------------    -------------------

     $                       62,219    $            93,182   $           137,678    $           174,623
     ==============================    ===================   ===================    ===================

     $                           --    $                --   $                --    $                --

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  19

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $
                                           NET ASSET VALUE,           NET
                                             BEGINNING OF         INVESTMENT
                                                PERIOD           INCOME (LOSS)
---------------------------------------------------------------------------------
MONEY MARKET FUND
Class A
October 31, 2003 (1)                            1.0000               .0051
---------------------------------------------------------------------------------
Class S
October 31, 2003                                1.0000               .0121
October 31, 2002                                1.0000               .0185
October 31, 2001                                1.0000               .0483
October 31, 2000 (2)                            1.0000               .0519
December 31, 1999                               1.0000               .0515
December 31, 1998                               1.0000               .0553
---------------------------------------------------------------------------------
US GOVERNMENT MONEY MARKET FUND
Class S
October 31, 2003                                1.0000               .0085
October 31, 2002                                1.0000               .0173
October 31, 2001                                1.0000               .0446
October 31, 2000 (2)                            1.0000               .0500
December 31, 1999                               1.0000               .0483
December 31, 1998                               1.0000               .0520
---------------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
Class S
October 31, 2003                                1.0000               .0094
October 31, 2002                                1.0000               .0152
October 31, 2001                                1.0000               .0317
October 31, 2000 (2)                            1.0000               .0333
December 31, 1999                               1.0000               .0326
December 31, 1998                               1.0000               .0331
---------------------------------------------------------------------------------

                                               $                 $
                                          TOTAL INCOME     DISTRIBUTIONS
                                              FROM           FROM NET
                                           OPERATIONS    INVESTMENT INCOME
----------------------------------------
MONEY MARKET FUND
Class A
October 31, 2003 (1)                         .0051            (.0051)
----------------------------------------
Class S
October 31, 2003                             .0121            (.0121)
October 31, 2002                             .0185            (.0185)
October 31, 2001                             .0483            (.0483)
October 31, 2000 (2)                         .0519            (.0519)
December 31, 1999                            .0515            (.0515)
December 31, 1998                            .0553            (.0553)
----------------------------------------
US GOVERNMENT MONEY MARKET FUND
Class S
October 31, 2003                             .0085            (.0085)
October 31, 2002                             .0173            (.0173)
October 31, 2001                             .0446            (.0446)
October 31, 2000 (2)                         .0500            (.0500)
December 31, 1999                            .0483            (.0483)
December 31, 1998                            .0520            (.0520)
----------------------------------------
TAX FREE MONEY MARKET FUND
Class S
October 31, 2003                             .0094            (.0094)
October 31, 2002                             .0152            (.0152)
October 31, 2001                             .0317            (.0317)
October 31, 2000 (2)                         .0333            (.0333)
December 31, 1999                            .0326            (.0326)
December 31, 1998                            .0331            (.0331)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 20  Financial Highlights

                                                                                         %                    %
                            $                                       $            RATIO OF EXPENSES    RATIO OF EXPENSES
          $          NET ASSET VALUE,           %              NET ASSETS,          TO AVERAGE           TO AVERAGE
        TOTAL             END OF              TOTAL           END OF PERIOD         NET ASSETS,          NET ASSETS,
    DISTRIBUTIONS         PERIOD            RETURN(A)             (000)               NET(B)              GROSS(B)
-----------------------------------------------------------------------------------------------------------------------
       (.0051)            1.0000                .59                   682                .26                 5.24
-----------------------------------------------------------------------------------------------------------------------
       (.0121)            1.0000               1.28             2,363,623                .16                  .31
       (.0185)            1.0000               1.87             1,904,819                .14                  .29
       (.0483)            1.0000               4.94             1,886,741                .14                  .29
       (.0519)            1.0000               5.32             1,757,430                .17                  .32
       (.0515)            1.0000               5.27             2,026,717                .17                  .32
       (.0553)            1.0000               5.69             1,605,026                .16                  .31
-----------------------------------------------------------------------------------------------------------------------
       (.0085)            1.0000                .86                62,219                .41                  .48
       (.0173)            1.0000               1.74                93,182                .25                  .45
       (.0446)            1.0000               4.55               108,884                .37                  .63
       (.0500)            1.0000               5.12                81,316                .32                  .58
       (.0483)            1.0000               4.93               190,150                .30                  .54
       (.0520)            1.0000               5.34               166,224                .32                  .55
-----------------------------------------------------------------------------------------------------------------------
       (.0094)            1.0000                .94               137,678                .32                  .36
       (.0152)            1.0000               1.53               174,623                .25                  .35
       (.0317)            1.0000               3.22               180,699                .30                  .40
       (.0333)            1.0000               3.38               169,808                .34                  .44
       (.0326)            1.0000               3.31               246,695                .21                  .31
       (.0331)            1.0000               3.36               194,663                .34                  .44
-----------------------------------------------------------------------------------------------------------------------

             %
       RATIO OF NET
     INVESTMENT INCOME
     (LOSS) TO AVERAGE
       NET ASSETS(B)
---
             .96
---
            1.21
            1.84
            4.78
            6.23
            5.15
            5.54
---
             .87
            1.73
            4.43
            5.91
            4.83
            5.20
---
             .95
            1.52
            3.17
            3.96
            3.28
            3.29
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  21

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------
(1) For the period April 21, 2003 (commencement of operations) to October 31, 2003.
(2)   For the ten months ended October 31, 2000.
(a)   Periods less than one year are not annualized.
(b)   The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

 22  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------
FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
# All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(n)   Taxable security.
(+)   The identified cost for Federal income tax purpose is the same.
(a) Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Massachusetts, Maine, Michigan, Minnesota, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

                                            Notes to Statement of Net Assets  23

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   The Money Market, US Government Money Market and the Tax Free Money Market Funds' portfolio investments comply with Rule 2a-7 of the Investment Company Act of 1940, as amended. Accordingly, each portfolio instrument meeting certain materiality parameters and credit worthiness standards is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss and capital loss carryforwards. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

 24  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Money Market Fund offers the following classes of shares: Class A and Class S. All share classes have identical voting, dividend, liquidation, and other rights and the same terms and conditions. The separate classes of shares differ principally in the distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Repurchase agreements

   The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fed wire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market, US Government Money Market, and Tax Free Money Market Funds. As of October 31, 2003, $1,072,991,105, $5,142,000,
   and $6,668,984, respectively, represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $750,000,000 is invested in the Money Market Fund.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $4,351,023 and $1,087,755, respectively, for the period ended October 31, 2003.

                                                    ANNUAL RATE
                                             ADVISOR       ADMINISTRATOR
   ----------------------------------------------------------------------
   Money Market                                0.20%            0.05%
   US Government Money Market                  0.20             0.05
   Tax Free Money Market                       0.20             0.05

   The Advisor has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees for the Money Market Fund. The amount of such waiver for the period ended October 31, 2003 was $2,938,328.

   The Advisor has contractually agreed to waive a portion of its combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses

                                               Notes to Financial Statements  25

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   exceed 0.30% of the Fund's average daily net assets on an annual basis through February 27, 2003. The amount of such waiver for the period ended October 31, 2003 was $54,158.

   The Advisor has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund through February 27, 2003. The amount of such waiver for the period ended October 31, 2003 was $47,496.

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended October 31, 2003, the Fund's custodian fees were reduced by the following amounts under these arrangements:

   Money Market                           $            269
   US Government Money Market                        1,210
   Tax Free Money Market                               885

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds listed for the period ended October 31, 2003 were $317,391.

   Distributor

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.15% of the average daily net assets of a Fund's Class A shares on an annual basis.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000.

   Offering Costs

   The Investment Company may offer additional classes of existing Funds or new portfolios to the complex with approval from the Board of Trustees. Some of the expenses incurred in offering the new class or portfolio are classified as offering costs. These may include, preparing the initial registration statement, printing of the new prospectus and registering the new class or portfolio. Offering costs are accumulated until the new class/portfolio begins operations. After such time the costs are amortized over a twelve month period on a straight-line basis. Class A began operations on April 21, 2003 for the Money Market Fund. The offering costs for Class A as of October 31, 2003 were $13,877 and were not amortized by the Fund. FRIMCo reimbursed the Fund for the total amount of offering costs related to Class A of the Money Market Fund.

 26  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

4. FEDERAL INCOME TAXES

   At October 31, 2003, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                    10/31/04       10/31/05       10/31/06
   ---------------------------------------------------------------------------------
   Money Market                           $        814   $         --   $      3,246
   US Government Money Market                    3,331          1,570            762
   Tax Free Money Market                            --             --             --

                   FUNDS                    10/31/07       10/31/08       10/31/09       10/31/10       10/31/11        TOTALS
   ------------------------------------------------------------------------------------------------------------------------------
   Money Market                           $     12,599   $    106,731   $     35,378   $         --   $     43,223   $    201,991
   US Government Money Market                    1,782          8,484         15,034          2,688         17,267         50,918
   Tax Free Money Market                            --         68,310         59,628             19             --        127,957

5. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended October 31 were as follows:

                                                                 CLASS A                                 CLASS S
                                                       ON A CONSTANT DOLLAR BASIS              ON A CONSTANT DOLLAR BASIS
                                                       2003(A)              2002                2003                2002
      Money Market
      Proceeds from shares sold                   $           1,943   $              --   $      15,450,052   $      14,028,061
      Proceeds from reinvestment of
         distributions                                            2                  --               4,486               5,903
      Payments for shares redeemed                           (1,260)                 --         (14,995,554)        (14,015,912)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $             685   $              --   $         458,984   $          18,052
                                                  =================   =================   =================   =================
      US Government Money Market
      Proceeds from shares sold                   $              --   $              --   $          87,929   $         112,986
      Proceeds from reinvestment of
         distributions                                           --                  --                 565               1,200
      Payments for shares redeemed                               --                  --            (119,440)           (129,886)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $         (30,946)  $         (15,700)
                                                  =================   =================   =================   =================
      Tax Free Money Market
      Proceeds from shares sold                   $              --   $              --   $         243,707   $         357,537
      Proceeds from reinvestment of
         distributions                                           --                  --                 925               1,625
      Payments for shares redeemed                               --                  --            (281,577)           (365,238)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $         (36,945)  $          (6,076)
                                                  =================   =================   =================   =================

      (a) Share transactions for Money Market Fund Class A are for the period April 21, 2003 (commencement of operations) to October 31, 2003.

6. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 24, 2003 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns during the period ended October 31, 2003.

                                               Notes to Financial Statements  27

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

7. BENEFICIAL INTEREST

   As of October 31, 2003, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                   # OF SHAREHOLDERS             %
   ---------------------------------------------------------------------------------
   Money Market                                    1                    29.6
   US Government Money Market                      2                    56.6
   Tax Free Money Market                           2                    66.9

 28  Notes to Financial Statements

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Money Market, US Government Money Market, and Tax Free Money Market (the "Funds")) at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewatehouseCoopers LLP

Seattle, Washington
December 19, 2003

                                              Report of Independent Auditors  29

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

TAX INFORMATION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
Of the dividends paid by the Tax Free Money Market Fund from the net investment income for the taxable year ended October 31, 2003, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and for purposes of the federal alternative minimum tax.

Please consult a tax advisor for any questions about federal or state income tax laws.

 30  Tax Information

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board and           35         None
  Phillips,           2002              successor is       Director, FRC
  Born January 20,                      duly elected     - Trustee, FRIC and RIF
  1948                                  and qualified.   - Director, FRTC and Frank
                                                           Russell Capital Inc.
  909 A Street                                           - Director/Chairman, Frank
  Tacoma, Washington                                       Russell Investments
  98402-1616                                               (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
                                                         - 1990-2003, President, FRC
                                                         - 1993-2003, CEO, FRC
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  31

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee, WM
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Group of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           35         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

 32  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  33

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1999 to present, Managing Director of Individual
                                                                     Investor Services of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo Company
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 34  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington on October 3, 2003.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING


The result of each vote accompany the description of each matter

   1. Election of Trustees.
   Vote:
   -----

                                                                  FOR                                           WITHHELD
                                                          --------------------                            --------------------
    Michael J.A. Phillips                                    2,833,950,650.815                                  11,955,708.784
    Daniel P. Connealy                                       2,833,988,686.089                                  11,917,673.510
    Julie W. Weston                                          2,833,923,063.131                                  11,983,296.468

   2. To approve a change in the Funds' fundamental investment objective.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Money Market Fund                                        1,646,643,063.450         247,531,038.846           9,311,304.773
    U.S. Government Money Market Fund                           41,569,918.041          11,224,397.098           3,363,019.502
    Tax Free Money Market Fund                                  90,985,786.891          29,604,341.540              86,034.619

   3. To reclassify the Funds' investment objective from fundamental to non-fundamental.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Money Market Fund                                        1,601,703,472.044         292,508,279.341           9,273,655.684
    U.S. Government Money Market Fund                           37,733,700.868          14,636,347.520           3,787,286.253

                                  Matter Submitted to a Vote of Shareholders  35

MONEY MARKET FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark D. Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Noel Lamb, Director of Investment Management and Research -- North America Sharon L. Hammel, Director of Portfolio Implementation
 Traci A. Jones, Manager of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS

Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

US Government Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

Tax Free Money Market Fund

 Weiss, Peck & Greer, LLC, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 36  Manager, Money Managers and Service Providers

                      (This page intentionally left blank)

                      (This page intentionally left blank)

(RUSSELL LOGO)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-083 (1 10/03)

                                                FRANK RUSSELL INVESTMENT COMPANY


RUSSELL FUNDS


2003 ANNUAL REPORT

CLASS C, E, AND S SHARES
DIVERSIFIED EQUITY FUND
SPECIAL GROWTH FUND
QUANTITATIVE EQUITY FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
TAX EXEMPT BOND FUND
TAX-MANAGED LARGE CAP FUND
TAX-MANAGED MID & SMALL CAP FUND

CLASS C, E, I, AND S SHARES

SELECT GROWTH FUND
SELECT VALUE FUND



OCTOBER 31, 2003


                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on fourteen Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                                 Russell Funds

                                 Annual Report

                                October 31, 2003

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3
Diversified Equity Fund..............................................         6

Special Growth Fund..................................................        16

Quantitative Equity Fund.............................................        30

International Securities Fund........................................        40

Emerging Markets Fund................................................        58

Real Estate Securities Fund..........................................        72

Short Term Bond Fund.................................................        77

Diversified Bond Fund................................................        92

Multistrategy Bond Fund..............................................       114

Tax Exempt Bond Fund.................................................       138

Tax-Managed Large Cap Fund...........................................       152

Tax-Managed Mid & Small Cap Fund.....................................       160

Select Growth Fund...................................................       170

Select Value Fund....................................................       178

Statement of Assets and Liabilities..................................       186

Statement of Operations..............................................       194

Statement of Changes in Net Assets...................................       200

Financial Highlights.................................................       202

Notes to Statement of Net Assets.....................................       217

Notes to Financial Statements........................................       218

Report of Independent Auditors.......................................       241

Tax Information......................................................       242

Disclosure of Information about Fund Directors.......................       243

Matter Submitted to a Vote of Shareholders...........................       248
Manager, Money Managers and Service Providers........................       250

Frank Russell Investment Company - Russell Funds

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

TO OUR CLIENTS:



We're pleased you have chosen Frank Russell Investment Company funds for your investment needs. As we present our Frank Russell Investment Company 2003 Annual Report, we renew our commitment to you--providing strategically diversified investments managed by world class independent investment management firms.

After three years of a bear market, 2003 offered new opportunities and the financial markets were generally favorable. This represented a dramatic--and welcome--change for the financial markets. As always, our investment process remained constant. We maintained our long-term focus, strategic diversification, active management, and goal-oriented planning. We believe our diversified approach and long-term commitment to investing helps provide consistency for you--our investors.

As we reflect on the challenges and opportunities in 2003, we want you to know that we appreciate your continued confidence in Russell and in our MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment strategy.

We thank you for choosing Russell, global leaders in multi-manager investing. We look forward to continuing to serve you and building our relationship in 2004.

Warm Regards,

   (/s/ LEN BRENNAN)

Len Brennan

President and Chief Executive Officer

                                                        Letter to Our Clients  3

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                DIVERSIFIED EQUITY - CLASS S            RUSSELL 1000(R) **
                                                                ----------------------------            ------------------
Inception                                                                 10000.00                           10000.00
1994                                                                      10347.00                           10310.00
1995                                                                      12852.00                           13095.00
1996                                                                      15787.00                           16096.00
1997                                                                      21045.00                           21221.00
1998                                                                      24396.00                           25405.00
1999                                                                      30061.00                           31904.00
2000                                                                      31115.00                           34793.00
2001                                                                      22587.00                           25733.00
2002                                                                      19420.00                           21976.00
2003                                                                      23313.00                           26880.00

Diversified Equity Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,009              20.09%
5 Years                $       9,558              (0.90)%sec.
10 Years               $      23,313               8.83%sec.

Diversified Equity Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,977              19.77%
5 Years                $       9,442              (1.14)%sec.
10 Years               $      22,840               8.61%sec.

Diversified Equity Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,888              18.88%
5 Years                $       9,119              (1.83)%sec.
10 Years               $      22,060               8.23%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,232              22.32%
5 Years                $      10,581               1.14%sec.
10 Years               $      26,880              10.39%sec.

 4  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide income and capital growth by investing principally in equity securities.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Diversified Equity Fund Class S, Class E, and Class C shares gained 20.09%, 19.77%, and 18.88%, respectively. This compared to the Russell 1000(R) Index, which gained 22.32% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 1.04%, 1.30%, and 2.05%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

Main drivers of Fund performance included the fact that it was fully invested, ensuring full participation in the market recovery, and favorable stock selection. The Fund's sector weightings, including an underweight in the strong performing technology sector, as well as in medium capitalization stocks, resulted in lower Fund performance relative to the benchmark. Fund money managers that were positioned more aggressively such as Turner, Suffolk, and Marsico outperformed their benchmarks while the more defensively positioned money managers, such as Montag & Caldwell and MFS, trailed their benchmark.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

During the past twelve months, the Fund's money managers responded to the market environment by investing in companies that they expected would benefit from improving economic and capital market conditions. The money managers increased their sector exposure to technology, transportation, and brokerage firms, while reducing exposure to the consumer staples and energy sectors. The Fund's money managers also increased their exposure to larger capitalization stocks in response to improving valuations and the falling dollar.

At fiscal year end, the Fund remained diversified across economic sectors, yet the money managers generally favored reasonably valued stocks they believed had the potential for improved earnings. As of October 31, 2003, the Fund was most overweighted in the consumer discretionary and the materials sectors and most underweighted in the utility sector.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

In December, 2002, Peachtree Asset Management was terminated. The assets were reallocated among the Fund's other managers.

In July, 2003, the Fund's target style weights were rebalanced to align with the annual reconstitution of its benchmark, the Russell 1000(R) Index.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Positive contributors to performance relative to the benchmark included the Fund's fully invested stance and stock selection in the health care (with an emphasis on biotech stocks over pharmaceutical stocks) and financial services sectors. Turner, Suffolk, and Marsico each had strong relative performance during the period. The Fund's overweights in Fleetboston Financial, Genentech, International Rectifier, and Electronic Arts contributed to returns during the period.

The Fund's underweighted holdings in medium capitalization companies and the technology sector, and the defensively positioned MFS, Montag & Caldwell, and Westpeak portfolios detracted from performance relative to the benchmark. Overweightings in Kohls and Viacom, as well as an underweight in General Electric, negatively impacted performance relative to the benchmark.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

During the past twelve months, the equity market recovered strongly, led by the same low quality, high risk stocks that were hardest hit during the preceding bear market. The strongest performing sectors were those most sensitive to the economy (technology, producer durables, and materials), whereas the weaker sectors were less economically sensitive (consumer staples, health care, and utilities). Smaller and medium capitalization stocks significantly outperformed large capitalization stocks, while value stocks marginally outpaced growth stocks.

The market environment was challenging for most fundamentally driven, active money managers during the fiscal year. As a result, most active money managers underperformed their benchmarks. Since the market recovery was led by companies with low financial quality, highly uncertain business prospects, negative profitability and extreme volatility, most active money managers that focused on financially strong companies found it difficult to outperform their benchmarks. In this period, many highly profitable companies with improving earnings significantly underperformed as the market was more focused on companies with higher risk profiles.

                                                      Diversified Equity Fund  5

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers                                                       Styles


Alliance Capital Management, LP -
  Bernstein Investment Research &
  Management Unit                           Value
Barclays Global Fund Advisors               Value
Jacobs Levy Equity Management, Inc.         Market-Oriented
MFS Institutional Advisors, Inc.            Value
Marsico Capital Management, LLC             Growth
Montag & Caldwell, Inc.                     Growth
Strong Capital Management, Inc.             Growth
Suffolk Capital Management, Inc.            Market-Oriented
Turner Investment Partners, Inc.            Growth
Westpeak Global Advisors, LP                Market-Oriented

                              --------------------

*     Diversified Equity Fund Class S assumes initial investment on November 1,
      1993.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Diversified Equity Fund Class S performance has been linked with Class E to provide historical perspective. For the period May 27, 1997 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Diversified Equity Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 6  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 92.7%
Auto and Transportation - 2.7%
Airtran Holdings, Inc. (AE)                             8,700             141
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                15,213             526
AMR Corp.                                               6,600              88
Autoliv, Inc.                                          19,700             652
Burlington Northern Santa Fe Corp.                     46,501           1,346
CSX Corp.                                              16,000             509
Dana Corp.                                             14,060             229
Delphi Corp.                                          215,265           1,916
FedEx Corp.                                           105,198           7,970
Ford Motor Co.                                        193,837           2,351
General Motors Corp.                                   40,722           1,738
Genuine Parts Co.                                       9,910             315
Harley-Davidson, Inc.                                  10,567             501
JetBlue Airways Corp. (AE)                             33,962           1,959
Knight Transportation, Inc. (AE)                       28,000             705
Magna International, Inc. Class A                      15,400           1,236
Norfolk Southern Corp.                                 37,000             746
Oshkosh Truck Corp.                                     5,200             238
Paccar, Inc.                                            8,742             690
Ryanair Holdings PLC - ADR (AE)                        45,049           2,320
Skywest, Inc.                                          24,663             456
Southwest Airlines Co.                                140,286           2,722
Swift Transportation Co., Inc. (AE)                     3,030              68
Union Pacific Corp.                                    64,796           4,056
United Parcel Service, Inc. Class B                   105,300           7,636
Werner Enterprises, Inc.                                  801              14
                                                                 ------------
                                                                       41,128
                                                                 ------------

Consumer Discretionary - 13.6%
99 Cents Only Stores (AE)                              35,000           1,042
Abercrombie & Fitch Co. Class A (AE)                    8,229             235
Advo, Inc.                                              2,000              90
Alliance Gaming Corp. (AE)                              3,900              95
Allied Waste Industries, Inc. (AE)                     22,100             249
Amazon.Com, Inc. (AE)                                  19,000           1,034
AnnTaylor Stores Corp. (AE)                             6,000             215
Apollo Group, Inc. Class A (AE)                        40,000           2,541
Barnes & Noble, Inc. (AE)                               4,940             147
Bed Bath & Beyond, Inc. (AE)                           51,625           2,181
Belo Corp. Class A                                     10,574             288
Best Buy Co., Inc.                                     62,830           3,664
Big Lots, Inc.                                         10,929             164
Blyth, Inc.                                             6,760             189
Borders Group, Inc. (AE)                               13,964             316
Brink's Co. (The)                                         880              18

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Callaway Golf Co.                                       9,500             154
Career Education Corp. (AE)                            11,000             589
Carmax, Inc. (AE)                                      30,000             945
Carnival Corp.                                         46,080           1,609
CDW Corp.                                               4,000             240
Cendant Corp.                                          19,330             395
Chico's FAS, Inc. (AE)                                 42,000           1,577
Christopher & Banks Corp.                               3,400              99
Claire's Stores, Inc.                                   9,760             378
Clear Channel Communications, Inc.                     31,615           1,291
Coach, Inc. (AE)                                       89,600           3,178
Columbia Sportswear Co. (AE)                              169              10
Convergys Corp. (AE)                                   17,586             282
Corinthian Colleges, Inc. (AE)                         12,000             743
Costco Wholesale Corp. (AE)                             1,763              62
Darden Restaurants, Inc.                               11,601             243
DeVry, Inc. (AE)                                        6,400             155
Dollar General Corp.                                   30,991             696
Eastman Kodak Co.                                      13,000             318
eBay, Inc. (AE)                                       116,396           6,511
EchoStar Communications Corp. (AE)                     79,735           3,055
Electronic Arts, Inc. (AE)                            108,719          10,768
Entravision Communications Corp. Class A (AE)           1,897              18
EW Scripps Co. Class A                                  6,300             585
Family Dollar Stores                                    3,300             144
Federated Department Stores                            43,419           2,065
Foot Locker, Inc.                                       8,000             143
Four Seasons Hotels, Inc.                              49,212           2,713
Fox Entertainment Group, Inc. Class A (AE)             25,122             696
Fred's, Inc.                                            5,300             200
Gannett Co., Inc.                                      59,800           5,030
Gemstar-TV Guide International, Inc. (AE)              35,910             168
Gillette Co. (The)                                    207,173           6,609
GTECH Holdings Corp.                                    8,500             380
Harman International Industries, Inc.                  17,000           2,179
Harrah's Entertainment, Inc.                           18,971             825
Harte-Hanks, Inc.                                       6,288             125
Hasbro, Inc.                                           19,470             424
Hearst-Argyle Television, Inc. (AE)                    11,857             287
Hilton Hotels Corp.                                    11,800             187
Home Depot, Inc.                                      242,500           8,989
Hughes Electronics Corp. Class H                       14,311             235
InterActiveCorp (AE)                                  115,099           4,225
International Game Technology                          91,200           2,987
ITT Educational Services, Inc.                          2,049             102
JC Penney Co., Inc. Holding Co.                         8,700             206

                                                      Diversified Equity Fund  7

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jones Apparel Group, Inc.                              18,030             622
Kimberly-Clark Corp.                                   87,050           4,597
Knight-Ridder, Inc.                                    13,620             999
Kohl's Corp. (AE)                                     100,600           5,641
Leggett & Platt, Inc.                                   4,400              92
Liberty Media Corp. Class A (AE)                      131,748           1,329
Liz Claiborne, Inc.                                     1,900              70
Lowe's Cos., Inc.                                     113,599           6,694
Mandalay Resort Group                                   8,200             322
Manpower, Inc.                                         10,300             478
Marriott International, Inc. Class A                   57,200           2,471
Mattel, Inc.                                           22,750             440
May Department Stores Co. (The)                        57,949           1,620
Maytag Corp.                                            8,000             203
McDonald's Corp.                                      176,478           4,414
McGraw-Hill Cos., Inc. (The)                           27,950           1,871
Media General, Inc. Class A                             7,581             501
Meredith Corp.                                          4,114             200
Metro-Goldwyn-Mayer, Inc. (AE)                         12,279             196
Mohawk Industries, Inc. (AE)                            2,000             148
Monster Worldwide, Inc. (AE)                           11,592             295
MPS Group, Inc. (AE)                                    8,095              77
Newell Rubbermaid, Inc.                                32,070             731
Nike, Inc. Class B                                      2,500             160
Office Depot, Inc. (AE)                                35,500             530
Omnicom Group                                          49,300           3,934
Pacific Sunwear of California (AE)                     18,900             436
Panera Bread Co. Class A (AE)                          17,000             684
Park Place Entertainment Corp. (AE)                    37,920             364
Petco Animal Supplies, Inc. (AE)                       33,100           1,098
Petsmart, Inc.                                         14,900             382
Polo Ralph Lauren Corp.                                 6,200             188
Quiksilver, Inc. (AE)                                  13,300             228
RadioShack Corp.                                       27,820             834
Reader's Digest Association, Inc. (The)                 8,180             120
Reed Elsevier PLC - ADR                                58,490           1,850
Republic Services, Inc.                                 6,370             148
Ross Stores, Inc.                                       1,531              77
RR Donnelley & Sons Co.                                28,659             745
Sears Roebuck and Co.                                  90,374           4,756
ServiceMaster Co. (The)                                21,234             244
Six Flags, Inc.                                         1,553               9
Snap-On, Inc.                                          19,624             576
Stanley Works (The)                                     5,400             180
Staples, Inc. (AE)                                     38,000           1,019
Starwood Hotels & Resorts Worldwide, Inc.               6,700             226
Strayer Education, Inc.                                 1,300             127
Talbots, Inc.                                           2,446              80

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Target Corp.                                           15,600             620
Tech Data Corp. (AE)                                    5,000             165
Tiffany & Co.                                          93,279           4,426
Time Warner, Inc.                                     897,666          13,725
Toro Co.                                                4,600             229
Toys R US, Inc. (AE)                                    7,200              94
Tractor Supply Co. (AE)                                 4,500             189
Tribune Co.                                            71,890           3,526
University of Phoenix Online (AE)                      12,500             860
Univision Communications, Inc. Class A (AE)            68,000           2,309
Urban Outfitters, Inc. (AE)                             4,600             153
VF Corp.                                               17,200             730
Viacom, Inc. Class B                                  348,659          13,901
Viad Corp.                                              6,000             150
Wal-Mart Stores, Inc.                                 270,112          15,923
Walt Disney Co.                                       371,149           8,403
Waste Management, Inc.                                  8,637             224
Whirlpool Corp.                                        12,000             846
Wynn Resorts, Ltd. (AE)                                29,825             601
Yahoo!, Inc. (AE)                                      94,435           4,127
                                                                 ------------
                                                                      209,495
                                                                 ------------
Consumer Staples - 6.5%
Albertson's, Inc.                                      39,339             798
Altria Group, Inc.                                    306,523          14,253
Anheuser-Busch Cos., Inc.                              55,281           2,723
Chiquita Brands International, Inc. (AE)                3,800              70
Clorox Co.                                             70,648           3,200
Coca-Cola Co. (The)                                   243,837          11,314
Coca-Cola Enterprises, Inc.                            28,820             581
Colgate-Palmolive Co.                                 110,200           5,862
ConAgra Foods, Inc.                                    35,665             850
CVS Corp.                                              64,660           2,275
Dean Foods Co. (AE)                                     4,850             147
Dial Corp. (The)                                       26,740             642
General Mills, Inc.                                    13,900             623
Hershey Foods Corp.                                     2,900             224
HJ Heinz Co.                                          113,987           4,027
Hormel Foods Corp.                                      8,890             219
Interstate Bakeries                                    18,530             272
Kellogg Co.                                           124,980           4,141
Kraft Foods, Inc. Class A                               2,530              74
Kroger Co.                                            120,290           2,104
Pepsi Bottling Group, Inc.                             19,190             428
PepsiAmericas, Inc.                                    22,933             344
PepsiCo, Inc.                                         307,788          14,718
Procter & Gamble Co.                                  205,845          20,233

 8  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Safeway, Inc. (AE)                                     65,770           1,388
Sara Lee Corp.                                         55,040           1,097
Supervalu, Inc.                                        59,960           1,512
Systemco Corp.                                         44,300           1,491
Tyson Foods, Inc. Class A                              44,506             635
Unilever NV                                             5,000             293
UST, Inc.                                              59,722           2,032
Walgreen Co.                                           71,700           2,497
                                                                 ------------
                                                                      101,067
                                                                 ------------

Financial Services - 21.3%
ACE, Ltd.                                              20,675             744
Aflac, Inc.                                            18,700             682
Alliance Data Systems Corp. (AE)                       22,904             636
Allstate Corp. (The)                                  174,993           6,912
AMB Property Corp. (o)                                  6,890             207
AMBAC Financial Group, Inc.                             2,800             198
American Express Co.                                  225,836          10,598
American International Group                          246,643          15,003
AmSouth Bancorp                                        44,740           1,057
AON Corp.                                              32,764             718
Archstone-Smith Trust (o)                              32,500             868
Arden Realty, Inc. (o)                                 16,324             457
Astoria Financial Corp.                                34,689           1,202
Automatic Data Processing, Inc.                        24,300             917
AvalonBay Communities, Inc. (o)                           733              33
Bank of America Corp.                                 225,987          17,114
Bank of New York Co., Inc. (The)                       31,934             996
Bank One Corp.                                        124,312           5,277
BB&T Corp.                                             11,500             445
Bear Stearns Cos., Inc. (The)                           9,100             694
Capital One Financial Corp.                            17,000           1,034
CarrAmerica Realty Corp. (o)                           11,675             351
Charles Schwab Corp. (The)                            182,975           2,481
Charter One Financial, Inc.                            39,130           1,251
Chubb Corp.                                            97,209           6,495
Cigna Corp.                                            42,358           2,417
Cincinnati Financial Corp.                              3,700             151
Citigroup, Inc.                                       942,469          44,672
Colonial BancGroup, Inc. (The)                          3,700              58
Comerica, Inc.                                         15,900             819
Countrywide Financial Corp.                             9,966           1,048
Crescent Real Estate Equities Co. (o)                  11,803             181
Deluxe Corp.                                           18,400             743
Developers Diversified Realty Corp. (o)                 3,780             109
Doral Financial Corp.                                  47,306           2,389
E*Trade Financial Corp. (AE)                            7,081              73
Equity Office Properties Trust (o)                     81,662           2,287

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equity Residential (o)                                 54,700           1,600
Fannie Mae                                            190,927          13,688
Federated Investors, Inc. Class B                      13,175             364
Fidelity National Financial, Inc.                      20,085             621
First American Corp.                                    9,932             285
First Data Corp.                                      150,870           5,386
First Marblehead Corp. (The) (AE)                       2,100              34
First Midwest Bancorp, Inc.                             1,000              31
Fiserv, Inc. (AE)                                      11,800             417
Flagstar Bancorp, Inc.                                  6,200             138
FleetBoston Financial Corp.                           350,484          14,156
Franklin Resources, Inc.                               75,800           3,594
Freddie Mac                                            62,220           3,492
Friedman Billings Ramsey Group, Inc. Class A            1,939              39
Golden West Financial Corp.                             5,151             517
Goldman Sachs Group, Inc.                             104,286           9,792
Greenpoint Financial Corp.                             21,530             671
H&R Block, Inc.                                         8,900             419
Hartford Financial Services Group, Inc.                95,570           5,247
Hibernia Corp. Class A                                 18,177             411
HRPT Properties Trust (o)                               7,400              69
Huntington Bancshares, Inc.                            37,800             819
iStar Financial, Inc. (o)                                 590              22
Janus Capital Group, Inc.                              27,600             390
Jefferson-Pilot Corp.                                  12,100             578
John Hancock Financial Services, Inc.                  41,537           1,468
JP Morgan Chase & Co.                                 315,132          11,313
Keycorp                                                50,400           1,424
Kilroy Realty Corp. (o)                                 2,100              61
Landamerica Financial Group, Inc.                       2,700             135
Legg Mason, Inc.                                       13,000           1,082
Lehman Brothers Holdings, Inc.                         28,001           2,016
Liberty Property Trust (o)                              3,751             136
Lincoln National Corp.                                 22,308             891
Macerich Co. (The) (o)                                 20,940             842
Mack-Cali Realty Corp. (o)                              1,267              48
Marsh & McLennan Cos., Inc.                            75,731           3,238
MBIA, Inc.                                             13,305             793
MBNA Corp.                                             65,354           1,618
Mellon Financial Corp.                                122,480           3,658
Merrill Lynch & Co., Inc.                             221,828          13,132
Metlife, Inc.                                         168,923           5,304
MGIC Investment Corp.                                   6,000             308
Moody's Corp.                                           7,500             434
Morgan Stanley                                        184,309          10,113
National City Corp.                                    38,940           1,272
National Commerce Financial Corp.                       7,052             194
Nationwide Financial Services                           1,072              36

                                                      Diversified Equity Fund  9

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New York Community Bancorp, Inc.                       13,142             476
Old Republic International Corp.                       12,810             460
Paychex, Inc.                                         174,455           6,790
PMI Group, Inc. (The)                                  81,900           3,131
PNC Financial Services Group, Inc.                     74,960           4,016
Principal Financial Group                               5,110             160
Prudential Financial, Inc.                             21,973             849
Radian Group, Inc.                                     61,500           3,253
Redwood Trust, Inc. (o)                                 1,800              89
Regions Financial Corp.                                23,000             845
RenaissanceRe Holdings, Ltd.                            9,800             441
Ryder System, Inc.                                      9,939             298
Simon Property Group, Inc. (o)                         10,940             493
SLM Corp.                                             211,750           8,292
SouthTrust Corp.                                       45,609           1,453
Sovereign Bancorp, Inc.                                 9,606             200
St. Paul Cos.                                          18,100             690
Sungard Data Systems, Inc. (AE)                         5,105             143
SunTrust Banks, Inc.                                   74,960           5,028
TCF Financial Corp.                                    15,000             783
Thornburg Mortgage, Inc. (o)                            5,984             163
Torchmark Corp.                                        15,100             663
Travelers Property Casualty Corp. Class A             206,425           3,365
Travelers Property Casualty Corp. Class B             137,424           2,250
Trizec Properties, Inc. (o)                            13,820             184
Union Planters Corp.                                    5,100             170
UnionBanCal Corp.                                       8,767             475
UnumProvident Corp.                                     8,836             145
US Bancorp                                            197,494           5,376
Vornado Realty Trust (o)                               12,040             609
Wachovia Corp.                                        156,149           7,163
Washington Mutual, Inc.                               212,006           9,275
Webster Financial Corp.                                 1,614              72
Wells Fargo & Co.                                     128,051           7,212
WR Berkley Corp.                                        9,790             336
XL Capital, Ltd. Class A                                8,869             616
Zions BanCorp.                                          1,399              86
                                                                 ------------
                                                                      329,663
                                                                 ------------

Health Care - 12.9%
Abbott Laboratories                                   245,950          10,482
Aetna, Inc.                                            14,054             807
Affymetrix, Inc. (AE)                                   5,420             139
Alcon, Inc.                                             9,000             496
AmerisourceBergen Corp.                                 5,863             333
Amgen, Inc.                                           279,045          17,234

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Anthem, Inc. (AE)                                      12,200             835
Barr Laboratories, Inc. (AE)                            4,800             368
Baxter International, Inc.                              3,100              82
Beckman Coulter, Inc.                                   2,323             115
Becton Dickinson & Co.                                 14,700             537
Boston Scientific Corp. (AE)                          138,285           9,365
Bristol-Myers Squibb Co.                              216,236           5,486
Cardinal Health, Inc.                                  50,700           3,009
Caremark Rx, Inc. (AE)                                281,547           7,053
Celgene Corp. (AE)                                     14,500             605
Chiron Corp. (AE)                                      34,880           1,905
Coventry Health Care, Inc. (AE)                         2,500             137
CR Bard, Inc.                                           2,300             184
CV Therapeutics, Inc. (AE)                              7,800             138
Dade Behring Holdings, Inc. (AE)                        4,300             131
DaVita, Inc. (AE)                                       4,245             149
Eli Lilly & Co.                                        91,200           6,076
Genentech, Inc. (AE)                                  121,652           9,972
Genzyme Corp. (AE)                                     46,000           2,111
Gilead Sciences, Inc. (AE)                             74,050           4,042
Guidant Corp.                                          36,441           1,859
HCA, Inc.                                               5,500             210
Health Net, Inc. (AE)                                     324              10
Humana, Inc.                                           24,900             505
IMS Health, Inc.                                       60,050           1,413
Johnson & Johnson                                     296,250          14,910
King Pharmaceuticals, Inc. (AE)                        19,465             261
McKesson Corp.                                         65,761           1,991
Medco Health Solutions, Inc. (AE)                       9,019             299
Medtronic, Inc.                                       213,440           9,726
Merck & Co., Inc.                                     185,615           8,213
Mid Atlantic Medical Services (AE)                      1,234              72
Millennium Pharmaceuticals, Inc. (AE)                   1,083              17
Millipore Corp.                                        20,000             877
Mylan Laboratories                                      3,600              87
Novartis AG - ADR                                      56,490           2,168
Oxford Health Plans                                     6,000             243
Perrigo Co.                                             4,300              58
Pfizer, Inc.                                        1,134,519          35,850
Pharmaceutical Resources, Inc.                          1,800             130
Quest Diagnostics                                      31,972           2,163
Schering-Plough Corp.                                 314,140           4,797
St. Jude Medical, Inc.                                 36,762           2,138
Stryker Corp.                                           1,100              89
Tenet Healthcare Corp.                                 12,000             166
Teva Pharmaceutical Industries - ADR                   53,063           3,019
UnitedHealth Group, Inc.                              192,279           9,783
Universal Health Services, Inc. Class B                   344              16
Varian Medical Systems, Inc.                            4,285             274

 10  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. (AE)                      19,300             758
WellPoint Health Networks                               7,600             676
Wyeth                                                 213,300           9,415
Zimmer Holdings, Inc. (AE)                             66,319           4,232
                                                                 ------------
                                                                      198,216
                                                                 ------------

Integrated Oils - 3.5%
Amerada Hess Corp.                                     29,080           1,501
BP PLC - ADR                                           60,630           2,569
ChevronTexaco Corp.                                   101,354           7,531
ConocoPhillips                                        144,999           8,287
Exxon Mobil Corp.                                     787,220          28,796
Marathon Oil Corp.                                     46,670           1,380
Occidental Petroleum Corp.                             56,326           1,986
Unocal Corp.                                           76,170           2,413
                                                                 ------------
                                                                       54,463
                                                                 ------------

Materials and Processing - 4.2%
Air Products & Chemicals, Inc.                        124,665           5,661
Alcoa, Inc.                                           156,558           4,943
Allegheny Technologies, Inc.                           14,315             110
American Standard Cos., Inc. (AE)                       2,900             278
Archer-Daniels-Midland Co.                            260,805           3,743
Ashland, Inc.                                          17,200             641
Bemis Co.                                               5,500             254
Boise Cascade Corp.                                     7,199             202
Bowater, Inc.                                          19,640             802
Cabot Corp.                                             5,700             159
Carpenter Technology                                    5,904             153
Crompton Corp.                                          5,262              28
Dow Chemical Co. (The)                                 88,343           3,330
Eastman Chemical Co.                                   12,100             393
Ecolab, Inc.                                           29,900             804
EI Du Pont de Nemours & Co.                            54,809           2,214
Engelhard Corp.                                         6,000             171
Forest City Enterprises, Inc. Class A                   3,173             141
Georgia-Pacific Corp.                                  42,266           1,111
Glatfelter                                             27,669             353
Harsco Corp.                                            4,191             161
Hercules, Inc.                                         38,100             398
International Paper Co.                                75,060           2,954
Jacobs Engineering Group, Inc.                          5,309             246
Lafarge North America, Inc.                             8,150             294
Lennar Corp. Class B                                    1,743             151
Louisiana-Pacific Corp.                                12,986             247
Lubrizol Corp.                                         17,500             530
Lyondell Chemical Co.                                  60,000             858
Martin Marietta Materials, Inc.                        20,504             840

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Masco Corp.                                           293,200           8,063
MeadWestvaco Corp.                                     16,560             429
Monsanto Co.                                           47,907           1,200
Newmont Mining Corp.                                   25,188           1,103
Owens-Illinois, Inc. (AE)                               4,730              58
Pactiv Corp. (AE)                                     124,450           2,744
PPG Industries, Inc.                                   77,878           4,490
Praxair, Inc.                                          68,500           4,766
Rio Tinto PLC - ADR                                    15,780           1,563
Rohm & Haas Co.                                         2,330              92
RPM International, Inc.                                18,922             273
Sherwin-Williams Co. (The)                             52,470           1,760
Sigma-Aldrich Corp.                                    13,384             702
Smurfit-Stone Container Corp. (AE)                    103,050           1,597
Sonoco Products Co.                                     5,500             117
Southern Peru Copper Corp.                              1,620              46
Syngenta AG - ADR                                     171,990           1,852
Temple-Inland, Inc.                                     5,800             313
Vulcan Materials Co.                                    9,200             408
Weyerhaeuser Co.                                       14,521             875
Worthington Industries                                 21,000             306
York International Corp.                               11,550             459
                                                                 ------------
                                                                       65,386
                                                                 ------------

Miscellaneous - 4.0%
3M Co.                                                108,530           8,560
Brunswick Corp.                                         9,700             288
Diageo PLC - ADR                                       26,090           1,247
Eaton Corp.                                            11,327           1,135
FMC Corp.                                              10,436             292
Fortune Brands, Inc.                                   27,079           1,764
General Electric Co.                                1,229,934          35,679
Honeywell International, Inc.                          60,112           1,840
ITT Industries, Inc.                                   49,122           3,340
Johnson Controls, Inc.                                  8,500             914
SPX Corp.                                              62,400           3,003
Textron, Inc.                                          17,100             850
Tyco International, Ltd.                              122,100           2,549
                                                                 ------------
                                                                       61,461
                                                                 ------------

Other Energy - 1.3%
Anadarko Petroleum Corp.                               22,967           1,002
Baker Hughes, Inc.                                     55,005           1,554
BJ Services Co.                                        18,000             591
Burlington Resources, Inc.                              7,100             345
Cooper Cameron Corp. (AE)                               3,000             128
Devon Energy Corp.                                     14,070             682
EL Paso Corp.                                          44,000             323

                                                     Diversified Equity Fund  11

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ENSCO International, Inc.                              45,000           1,186
Halliburton Co.                                        56,705           1,354
Kerr-McGee Corp.                                          424              18
National-Oilwell, Inc. (AE)                               339               6
Noble Corp. (AE)                                       46,850           1,608
Patina Oil & Gas Corp.                                  2,900             122
Schlumberger, Ltd.                                    155,041           7,282
Smith International, Inc.                              33,000           1,229
Sunoco, Inc.                                            1,634              72
Transocean, Inc.                                        4,674              90
Valero Energy Corp.                                     7,090             303
Varco International, Inc. (AE)                         10,006             176
XTO Energy, Inc.                                       71,000           1,681
                                                                 ------------
                                                                       19,752
                                                                 ------------

Producer Durables - 3.7%
Applied Materials, Inc. (AE)                          256,356           5,991
Caterpillar, Inc.                                     142,244          10,424
Centex Corp.                                           12,982           1,266
Cooper Industries, Ltd. Class A                        12,900             682
Crane Co.                                              15,400             433
Cummins, Inc.                                           3,700             175
Deere & Co.                                            85,068           5,157
Diebold, Inc.                                           8,085             461
Dionex Corp. (AE)                                       1,400              60
Dover Corp.                                            11,234             438
Emerson Electric Co.                                   60,930           3,458
Engineered Support Systems, Inc.                        1,900             128
Flowserve Corp.                                         7,668             157
Goodrich Corp.                                         42,857           1,184
Hubbell, Inc. Class B                                   6,000             257
Ingersoll-Rand Co. Class A                              5,100             308
KB Home                                                 2,700             185
Kennametal, Inc.                                        2,136              79
Kla-Tencor Corp. (AE)                                   9,000             516
Lennar Corp. Class A                                   42,149           3,871
Lexmark International, Inc. (AE)                       11,479             845
Lockheed Martin Corp.                                  44,302           2,054
MDC Holdings, Inc.                                     32,517           2,189
Nokia OYJ - ADR                                        88,056           1,496
Northrop Grumman Corp.                                 31,630           2,828
Novellus Systems, Inc. (AE)                            18,000             743
NVR, Inc.                                               1,135             555
Pall Corp.                                             31,700             742
Parker Hannifin Corp.                                  10,300             525
Pentair, Inc.                                           9,209             378
Pitney Bowes, Inc.                                     13,300             547
Polycom, Inc. (AE)                                      6,400             128

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pulte Homes, Inc.                                      10,500             908
Rockwell Collins, Inc.                                 48,790           1,339
Standard-Pacific Corp.                                  6,400             306
Steelcase, Inc. Class A                                 3,100              36
Tektronix, Inc.                                        20,420             524
United Defense Industries, Inc. (AE)                    5,340             173
United Technologies Corp.                              60,153           5,094
Xerox Corp.                                            15,300             161
                                                                 ------------
                                                                       56,801
                                                                 ------------

Technology - 13.6%
3Com Corp. (AE)                                        32,124             231
ADC Telecommunications, Inc. (AE)                      90,000             230
Adobe Systems, Inc.                                     2,699             118
Adtran, Inc.                                            1,900             129
Altera Corp. (AE)                                      35,000             708
Amdocs, Ltd. (AE)                                      85,000           1,824
Amkor Technology, Inc. (AE)                             4,537              86
Amphenol Corp. Class A (AE)                             3,300             194
Analog Devices, Inc. (AE)                             102,670           4,551
Applied Micro Circuits Corp. (AE)                       9,030              53
Avaya, Inc. (AE)                                        4,920              64
Avnet, Inc.                                            17,000             330
BMC Software, Inc. (AE)                                 3,380              59
Broadcom Corp. Class A (AE)                            21,000             671
Cisco Systems, Inc. (AE)                            1,063,137          22,304
Computer Associates International, Inc.                17,868             420
Computer Sciences Corp.                                 2,300              91
Compuware Corp. (AE)                                   29,404             165
Comverse Technology, Inc. (AE)                         16,414             296
Corning, Inc.                                         414,020           4,546
Dell, Inc. (AE)                                       361,467          13,056
Electronic Data Systems Corp.                          19,600             420
EMC Corp.                                             667,979           9,245
Gateway, Inc. (AE)                                     33,587             169
General Dynamics Corp.                                 46,941           3,929
Harris Corp.                                           10,750             400
Hewlett-Packard Co.                                   418,312           9,333
Imation Corp.                                           8,700             296
Ingram Micro, Inc. Class A (AE)                        30,000             444
Intel Corp.                                           958,211          31,668
International Business Machines Corp.                 184,000          16,464
International Rectifier Corp. (AE)                     77,000           3,675
Intuit, Inc. (AE)                                       2,351             118
JDS Uniphase Corp. (AE)                                11,287              40
Juniper Networks, Inc. (AE)                            68,000           1,223
Linear Technology Corp.                                29,000           1,236
LSI Logic Corp. (AE)                                   37,400             346

 12  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lucent Technologies, Inc.                             340,000           1,088
Maxim Integrated Products                              22,044           1,096
Mercury Interactive Corp. (AE)                         39,000           1,811
Microchip Technology, Inc.                             59,000           1,930
Microsoft Corp.                                     1,049,830          27,452
MicroStrategy, Inc. 2007 Warrants (AE)                    672              --
Motorola, Inc.                                        714,883           9,672
National Semiconductor Corp. (AE)                      10,200             414
NetScreen Technologies, Inc. (AE)                      46,000           1,225
Network Appliance, Inc. (AE)                           41,100           1,014
Nortel Networks Corp.                                 281,310           1,252
Oracle Corp. (AE)                                     361,000           4,318
PanAmSat Corp. (AE)                                     8,475             175
PerkinElmer, Inc.                                     116,572           2,099
QLogic Corp. (AE)                                      19,000           1,065
Qualcomm, Inc.                                        142,137           6,752
Raytheon Co.                                           24,158             640
Retek, Inc. (AE)                                        8,450              85
Rockwell Automation, Inc.                              23,929             743
Sanmina-SCI Corp. (AE)                                100,040           1,055
SAP AG - ADR                                           15,000             548
Scientific-Atlanta, Inc.                               10,750             318
Siebel Systems, Inc. (AE)                             286,900           3,612
Solectron Corp. (AE)                                   84,500             468
Sony Corp. - ADR                                       22,900             806
Sun MicroSystems, Inc. (AE)                           283,300           1,122
Symantec Corp. (AE)                                    17,400           1,160
SynopSystem, Inc. (AE)                                 14,200             450
Tellabs, Inc. (AE)                                     31,110             234
Texas Instruments, Inc.                                46,700           1,351
Utstarcom, Inc. (AE)                                   53,000           1,670
Varian, Inc. (AE)                                       4,860             174
Veritas Software Corp. (AE)                            67,200           2,429
Vishay Intertechnology, Inc. (AE)                       9,000             169
Xilinx, Inc. (AE)                                      80,236           2,543
                                                                 ------------
                                                                      210,072
                                                                 ------------

Utilities - 5.4%
AGL Resources, Inc.                                     6,200             175
Alliant Energy Corp.                                   18,300             440
Alltel Corp.                                           37,250           1,761
Ameren Corp.                                            1,373              61
American Electric Power Co., Inc.                      62,185           1,753
Aquila, Inc.                                            4,270              17
AT&T Corp.                                             64,626           1,201
AT&T Wireless Services, Inc. (AE)                     128,771             934
BellSouth Corp.                                       285,587           7,514

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Centerpoint Energy, Inc.                               55,262             542
CenturyTel, Inc.                                        3,800             136
Cinergy Corp.                                          27,500             999
Citizens Communications Co.                            13,000             162
CMS Energy Corp.                                       24,500             199
Comcast Corp. Class A                                 121,600           4,125
Comcast Corp. Special Class A                         107,650           3,512
Consolidated Edison, Inc.                               6,500             263
Constellation Energy Group, Inc.                       36,713           1,335
Cox Communications, Inc. Class A (AE)                  88,842           3,027
DPL, Inc.                                              23,964             437
DTE Energy Co.                                         14,000             516
Duke Energy Corp.                                      34,600             628
Edison International                                   27,897             550
Energen Corp.                                           4,100             151
Energy East Corp.                                      49,270           1,106
Entergy Corp.                                          40,740           2,196
Exelon Corp.                                           38,925           2,470
FirstEnergy Corp.                                      71,500           2,459
FPL Group, Inc.                                        21,850           1,393
Great Plains Energy, Inc.                               8,712             278
KeySpan Corp.                                          27,646             967
National Fuel Gas Co.                                  41,650             931
Nextel Communications, Inc. Class A (AE)               87,000           2,105
Nicor, Inc.                                             1,390              48
NiSource, Inc.                                         42,700             884
Northeast Utilities                                    26,700             503
NSTAR                                                  25,200           1,177
Pepco Holdings, Inc.                                   11,000             194
PG&E Corp.                                             23,814             582
Pinnacle West Capital Corp.                            17,581             643
PNM Resources, Inc.                                     4,910             139
PPL Corp.                                              62,600           2,499
Progress Energy, Inc. - CVO (AE)(Y)                     5,500               1
Puget Energy, Inc.                                      7,000             159
Qwest Communications International                    109,735             387
SBC Communications, Inc.                              449,107          10,770
Sempra Energy                                          22,722             632
Southern Co. (The)                                     28,039             836
Sprint Corp.-FON Group                                151,907           2,431
Sprint Corp.-PCS Group (AE)                            35,000             152
TXU Corp.                                              62,510           1,426
UGI Corp.                                               4,800             148
Verizon Communications, Inc.                          403,076          13,543
WGL Holdings, Inc.                                     20,070             555

                                                     Diversified Equity Fund  13

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wisconsin Energy Corp.                                 18,600             609
Xcel Energy, Inc.                                      50,422             827
                                                                 ------------
                                                                       83,488
                                                                 ------------
TOTAL COMMON STOCKS
(cost $1,230,466)                                                   1,430,992
                                                                 ------------

PREFERRED STOCKS - 0.0%
Technology - 0.0%
Northrop Grumman Corp. (AE)                             3,960             400
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $416)                                                               400
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.3%
Frank Russell Investment Company
   Money Market Fund                              105,650,926         105,651
United States Treasury Bill (c)(y)(s)
   0.935% due 12/11/03                                  7,000           6,993
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $112,644)                                                       112,644
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $1,343,526)                                        1,544,036

OTHER ASSETS AND LIABILITIES
NET - 0.0%                                                               (373)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,543,663
                                                                 ============


                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index (CME)
   expiration date 12/03 (71)                           3,989               99
Russell 1000 Index
   expiration date 12/03 (26)                           7,305              232

S&P 500 E-Mini Index
   expiration date 12/03 (788)                         41,350            1,253

S&P 500 Index
   expiration date 12/03 (229)                         60,084            1,441
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                3,025
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 14  Diversified Equity Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                  SPECIAL GROWTH - CLASS S             RUSSELL 2500(TM) **
                                                                  ------------------------             -------------------
Inception                                                                 10000.00                           10000.00
1994                                                                      10038.00                           10183.00
1995                                                                      11810.00                           12359.00
1996                                                                      14282.00                           14681.00
1997                                                                      18770.00                           18956.00
1998                                                                      17111.00                           17496.00
1999                                                                      20219.00                           20646.00
2000                                                                      25556.00                           25450.00
2001                                                                      21710.00                           22355.00
2002                                                                      19635.00                           20313.00
2003                                                                      27806.00                           28781.00

Special Growth Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,161              41.61%
5 Years                $      16,251              10.19%sec.
10 Years               $      27,806              10.76%sec.

Special Growth Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,124              41.24%
5 Years                $      16,048               9.92%sec.
10 Years               $      27,160              10.50%sec.

Special Growth Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,018              40.19%
5 Years                $      15,493               9.15%sec.
10 Years               $      26,222              10.11%sec.

Russell 2500(TM) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,169              41.69%
5 Years                $      16,450              10.47%sec.
10 Years               $      28,781              11.15%sec.

 16  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Special Growth Fund Class S, Class E, and Class C shares gained 41.61%, 41.24%, and 40.19%, respectively. This compared to the Russell 2500(TM) Index, which gained 41.69% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 1.35%, 1.62%, and 2.36%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's performance was driven by sector allocation and stock selection. The Fund's overweight in the technology sector and underweight in the financial services sector versus the benchmark contributed to the Fund's performance. Stock selection generated positive results in eight of the 12 economic sectors represented in the Fund's Index. Stock selection in the financial services, materials and processing, and producer durables sectors contributed to the Fund's performance during the period.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The past year was a challenging market environment for active money managers. In particular, November and December 2002 and the third quarter (mostly July) of 2003 were punctuated by the market's move to favoring stocks with poor recent returns, low stock price, no current earnings, and high price volatility. Returning sentiment to such stocks is considered a "rally off the bottom", in which price reversal is the dominant factor and prospective improvement in company fundamentals, like earnings growth, are less of a consideration. The Fund's money managers' emphasis on a combination of current price and prospective fundamental operating improvements was not rewarded by the market's price-only fixation. Additionally, the factors discussed above resulted in micro capitalization stocks experiencing large gains.

Neither the Fund nor its money managers changed investment approaches in response to the market environment. However, the Fund's money managers did consider the market environment in their respective security selection. By design, some of the Fund's money managers tended to be more sensitive to the "price-only" perspective, providing strong relative performance strength. Some of the Fund's money managers were not as sensitive to the "price-only" perspective.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

The Fund replaced Sirach Capital Management with Roxbury Capital Management in May of 2003.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The Fund's more cyclically oriented money managers (whether growth or value) tended to post the best performance relative to the benchmark over the past year. For money managers such as David J. Greene (value) and Suffolk Capital (growth) both experienced such results. Greene outperformed the benchmark by almost 25% in the past year. The Fund's money managers that suffered over the past year included TimesSquare Capital Management (growth) and Delphi (value). These managers tended to emphasize companies with consistent or visible earnings and less economic sensitivity (whether growth or value).

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Stock selection was challenging over the past year. The money managers' emphasis on stocks with low valuations relative to their expected growth and on companies with earnings that were expected to have a greater-than-average tendency to announce either higher than expected earnings or to revise earnings up contributed to the Fund's performance. Given this challenging environment, the Fund's money managers made positive contributions to returns relative to the benchmark from stock selection. This would not have been the case had the Fund not utilized cyclically oriented money managers like Greene and Suffolk.

                                                         Special Growth Fund  17

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers                                                       Styles


Capital Works Investment Partners, LLC      Growth
David J. Greene & Company, LLC              Value
Delphi Management, Inc.                     Value
Goldman Sachs Asset Management              Market-Oriented
Jacobs Levy Equity Management, Inc.         Value
Roxbury Capital Management, LLC             Growth
Suffolk Capital Management, Inc.            Growth
TimesSquare Capital Management, Inc.        Growth

                              --------------------

*     Special Growth Fund Class S assumes initial investment on November 1,
      1993.

** Russell 2500(TM) Index is composed of the bottom 500 stocks in the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Special Growth Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Special Growth Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 18  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.2%
Auto and Transportation - 3.7%
AAR Corp.                                              15,400             168
Airtran Holdings, Inc. (AE)                            64,929           1,053
Alaska Air Group, Inc.                                 29,400             846
America West Holdings Corp. Class B (AE)               92,600           1,335
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                69,300           2,398
AMR Corp.                                              63,000             837
Autoliv, Inc.                                          59,600           1,974
Aviall, Inc.                                           13,600             207
Bandag, Inc.                                            5,400             198
Collins & Aikman Corp.                                 10,000              32
Dura Automotive Systems, Inc. Class A (AE)             10,400             100
EGL, Inc. (AE)                                          6,650             108
Florida East Coast Industries                           3,950             117
Frontier Airlines, Inc. (AE)                           55,783             896
General Maritime Corp. NEW (AE)                        57,500             727
Genesee & Wyoming, Inc. Class A (AE)                    4,800             117
Gentex Corp.                                           39,300           1,535
Gulfmark Offshore, Inc. (AE)                           50,000             698
Heartland Express, Inc.                                10,722             266
JB Hunt Transport Services, Inc.                        7,000             178
Kirby Corp.                                             6,600             194
Landstar System, Inc. (AE)                              2,000             146
Lear Corp. (AE)                                        16,500             958
Navistar International Corp.                           18,700             756
Northwest Airlines Corp. (AE)                          84,100           1,151
Offshore Logistics, Inc.                               37,000             807
OMI Corp. (AE)                                        132,000             891
Oshkosh Truck Corp.                                    17,400             797
Overnite Corp. (AE)                                     6,350             141
Overseas Shipholding Group                             23,000             627
Pacer International, Inc. (AE)                         51,934           1,071
SCS Transportation, Inc. (AE)                           9,100             137
Skywest, Inc.                                          54,300           1,004
Swift Transportation Co., Inc. (AE)                    23,800             534
TBC Corp. (AE)                                          1,100              30
Teekay Shipping Corp.                                  19,500             939
Tenneco Automotive, Inc.                               19,300             115
Tidewater, Inc.                                        25,900             710
Wabtec Corp.                                           54,800             838
                                                                 ------------
                                                                       25,636
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Consumer Discretionary - 18.6%
Abercrombie & Fitch Co. Class A (AE)                   32,134             916
ABM Industries, Inc.                                   16,200             252
Activision, Inc. (AE)                                  28,300             427
Advance Auto Parts (AE)                                15,500           1,212
Advisory Board Co. (The) (AE)                          16,485             600
Advo, Inc.                                             25,500           1,143
Aeropostale, Inc. (AE)                                 18,100             558
Alliance Gaming Corp. (AE)                             53,018           1,286
AMC Entertainment, Inc.                                24,000             326
American Greetings Class A                              6,050             129
Ameristar Casinos, Inc. (AE)                           26,839             567
Angelica Corp.                                          4,800              99
AnnTaylor Stores Corp. (AE)                            61,035           2,185
aQuantive, Inc. (AE)                                   86,180             905
Arbitron, Inc.                                         34,100           1,347
Asbury Automotive Group, Inc. (AE)                     19,950             339
Banta Corp.                                            23,450             897
BearingPoint, Inc. (AE)                                50,100             471
Big 5 Sporting Goods Corp. (AE)                        10,750             201
Big Lots, Inc.                                         43,000             645
BJ's Wholesale Club, Inc. (AE)                          7,200             185
Blockbuster, Inc. Class A                              88,450           1,704
Bob Evans Farms, Inc.                                  15,300             452
Borders Group, Inc. (AE)                               33,500             759
Brink's Co. (The)                                      49,600             994
Brookstone, Inc. (AE)                                  10,000             204
Brown Shoe Co., Inc.                                    9,300             322
Callaway Golf Co.                                     154,364           2,508
Career Education Corp. (AE)                             6,750             361
CBRL Group, Inc.                                       13,450             521
CDI Corp.                                              14,450             473
Charming Shoppes                                       56,300             369
Childrens Place (AE)                                   28,541             859
Choice Hotels International, Inc. (AE)                 42,846           1,415
ChoicePoint, Inc. (AE)                                 17,933             628
Christopher & Banks Corp.                              31,950             933
Circuit City Stores, Inc.                             113,700           1,085
Claire's Stores, Inc.                                  73,798           2,856
CNET Networks, Inc. (AE)                               87,336             711
Coach, Inc. (AE)                                       20,914             742
Consolidated Graphics, Inc. (AE)                        5,200             144
Convergys Corp. (AE)                                   43,200             694
Corinthian Colleges, Inc. (AE)                          9,500             588
Corporate Executive Board Co. (AE)                     69,524           3,546
Cost Plus, Inc. (AE)                                   19,067             875
Cox Radio, Inc. Class A (AE)                           56,100           1,241
Dick's Sporting Goods, Inc. (AE)                       16,794             772
DoubleClick, Inc. (AE)                                 61,235             510

                                                         Special Growth Fund  19

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Earthlink, Inc. (AE)                                   52,000             476
Education Management Corp. (AE)                        31,600           1,996
Emerson Radio (AE)                                     21,700              89
Entercom Communications Corp. (AE)                     34,000           1,558
Entravision Communications Corp. Class A (AE)          98,675             944
Federated Department Stores                            16,000             761
FindWhat.com (AE)                                      12,965             217
Finish Line Class A (AE)                               40,750           1,248
Fossil, Inc. (AE)                                      23,000             621
FTI Consulting, Inc. (AE)                              32,100             639
Furniture Brands International, Inc.                   28,000             679
GameStop Corp. Class A (AE)                             7,000             118
Gemstar-TV Guide International, Inc. (AE)             138,480             649
Getty Images, Inc. (AE)                                68,922           3,081
Goody's Family Clothing, Inc.                             174               2
GTECH Holdings Corp.                                   45,750           2,044
Handleman Co.                                          49,500             879
Harris Interactive, Inc. (AE)                         105,499             702
Harte-Hanks, Inc.                                      33,800             672
Haverty Furniture Cos., Inc.                           11,100             230
Hearst-Argyle Television, Inc. (AE)                   107,850           2,611
Helen of Troy, Ltd. New (AE)                           19,700             442
Hewitt Associates, Inc. Class A (AE)                   16,300             419
Hollinger International, Inc.                          34,800             467
Hooker Furniture Corp.                                  1,200              47
IKON Office Solutions, Inc.                           163,650           1,375
Infospace, Inc. (AE)                                   17,530             457
Insight Enterprises, Inc. (AE)                         16,000             269
International Speedway Corp. Class A                   12,900             549
ITT Educational Services, Inc.                         10,700             533
Jack in the Box, Inc. (AE)                             32,100             584
Jo-Ann Stores, Inc. Class A                             4,150             125
Journal Register Co. (AE)                              15,600             312
K2, Inc.                                                8,150             135
Kellwood Co.                                            6,000             224
Kelly Services, Inc. Class A                            5,050             124
Lamar Advertising Co. (AE)                             16,900             512
Landry's Restaurants, Inc.                             36,300             909
La-Z-Boy, Inc. Class C                                 44,500             899
Lee Enterprises, Inc.                                  25,000           1,054
Liberty Corp.                                           9,056             403
Lightbridge, Inc. (AE)                                    700               7
Lin TV Corp. Class A (AE)                               4,600             104
Lithia Motors, Inc. Class A                            20,650             488
Liz Claiborne, Inc.                                    24,200             893
Mandalay Resort Group                                  19,400             761
Manpower, Inc.                                         14,600             677

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Marvel Enterprises, Inc. (AE)                          30,250             891
Maxwell Shoe Co. Class A (AE)                           6,200              99
McClatchy Co. Class A                                  20,025           1,296
McGraw-Hill Cos., Inc. (The)                           11,000             736
Media General, Inc. Class A                            14,900             984
Men's Wearhouse, Inc. (AE)                              3,500             103
Monster Worldwide, Inc. (AE)                           25,700             655
MPS Group, Inc. (AE)                                  159,250           1,521
Neiman-Marcus Group, Inc. Class A                       7,900             376
Nu Skin Enterprises, Inc.                              54,100             859
OfficeMax, Inc. (AE)                                   44,850             430
On Assignment, Inc. (AE)                               52,000             272
O'Reilly Automotive, Inc. (AE)                         17,128             741
Pacific Sunwear of California (AE)                     20,650             477
Park Place Entertainment Corp. (AE)                   255,250           2,450
Paxson Communications Corp. (AE)                       19,800             102
PDI, Inc. (AE)                                          8,300             181
Petco Animal Supplies, Inc. (AE)                       30,038             997
PF Chang's China Bistro, Inc. (AE)                      4,950             241
Playtex Products, Inc. (AE)                            68,200             410
Polo Ralph Lauren Corp.                                60,900           1,851
Pre-Paid Legal Services, Inc. (AE)                     35,850             974
Priceline.com, Inc. (AE)                               27,658             776
Prime Hospitality Corp.                                14,200             129
Pulitzer, Inc.                                         20,750           1,080
Quiksilver, Inc. (AE)                                  64,428           1,106
Radio One, Inc. Class D (AE)                           36,400             579
Rare Hospitality International, Inc. (AE)              26,800             665
RC2 Corp. (AE)                                          6,200             131
Regal Entertainment Group Class A                      50,100           1,027
Regis Corp.                                            27,877           1,060
Rent-A-Center, Inc. (AE)                               44,800           1,400
Rollins, Inc.                                           6,800             138
Ross Stores, Inc.                                      20,400           1,020
Royal Caribbean Cruises, Ltd.                          23,373             694
Russell Corp.                                          11,400             208
Ryan's Family Steak Houses, Inc. (AE)                  67,300             938
Saks, Inc. (AE)                                       154,250           2,144
Scholastic Corp. (AE)                                  32,100             993
Scientific Games Corp. Class A (AE)                   152,200           2,024
SCP Pool Corp. (AE)                                    59,600           2,086
Service Corp. International                           163,000             791
ShopKo Stores, Inc.                                    89,300           1,382
Shuffle Master, Inc. (AE)                               4,400             134
Sinclair Broadcast Group, Inc. Class A (AE)            35,400             412
Sonic Automotive, Inc.                                 24,500             556
Speedway Motorsports, Inc.                              6,900             199
Stage Stores, Inc. (AE)                                   400              12

 20  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Station Casinos, Inc.                                  25,900             771
Steak N Shake Co. (The)                                22,300             386
Sylvan Learning Systems, Inc. (AE)                     85,098           2,408
Tech Data Corp. (AE)                                    4,100             135
Tele2 AB Class A - ADR (AE)                            33,100           1,105
TeleTech Holdings, Inc. (AE)                           18,000             118
Tetra Tech, Inc. (AE)                                  23,275             523
Tiffany & Co.                                          13,200             626
Too, Inc. (AE)                                         30,140             499
Toro Co.                                               20,500           1,019
Unifirst Corp.                                          2,900              76
United Natural Foods, Inc. (AE)                         3,850             149
United Online, Inc. (AE)                               33,577             967
United Stationers, Inc.                                27,100           1,008
Vail Resorts, Inc. (AE)                                11,000             147
Valassis Communications, Inc.                          15,900             412
Vans, Inc. (AE)                                         1,500              17
VeriSign, Inc. (AE)                                    53,400             847
Washington Post Class B                                 1,300             959
Weight Watchers International, Inc. (AE)               13,500             498
West Corp. (AE)                                        30,800             746
Wireless Facilities, Inc. (AE)                         43,390             745
WMS Industries, Inc.                                   10,600             245
Wolverine World Wide, Inc.                             21,550             435
Zale Corp. (AE)                                         5,450             282
                                                                 ------------
                                                                      127,394
                                                                 ------------

Consumer Staples - 3.3%
7-Eleven, Inc. (AE)                                    12,400             198
Adolph Coors Co. Class B                                7,900             443
American Italian Pasta Co. Class A (AE)                17,300             662
Chiquita Brands International, Inc. (AE)               29,600             548
Church & Dwight, Inc.                                  23,200             865
Coca-Cola Bottling Co. Consolidated                    15,000             758
Constellation Brands, Inc. Class A (AE)                19,000             596
Dial Corp. (The)                                       53,500           1,284
DIMON, Inc.                                            16,700             120
Duane Reade, Inc. (AE)                                 23,000             316
Flowers Foods, Inc.                                    68,200           1,618
Fresh Brands, Inc.                                     48,500             617
Hain Celestial Group, Inc. (AE)                        31,330             661
Interstate Bakeries                                    52,100             765
Lance, Inc.                                            11,600             150
Longs Drug Stores Corp.                                67,150           1,504
Pathmark Stores, Inc. (AE)                            124,000             849
Pepsi Bottling Group, Inc.                             34,600             771
PepsiAmericas, Inc.                                   110,500           1,655

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Performance Food Group Co. (AE)                         3,100             115
RJ Reynolds Tobacco Holdings, Inc.                     94,250           4,527
Ruddick Corp.                                           7,400             118
Schweitzer-Mauduit International, Inc.                    200               5
Sensient Technologies Corp.                            34,000             653
Smithfield Foods, Inc. (AE)                            24,650             524
Standard Commercial Corp.                               2,000              38
Supervalu, Inc.                                        22,250             561
Tootsie Roll Industries, Inc.                          11,134             367
Tyson Foods, Inc. Class A                              50,400             719
Universal Corp.                                        14,400             628
                                                                 ------------
                                                                       22,635
                                                                 ------------

Financial Services - 16.3%
Affiliated Computer Services, Inc. Class A (AE)         8,800             431
AG Edwards, Inc.                                        3,250             132
Alabama National Bancorp                                1,800              95
Alfa Corp.                                              7,600              98
Alliance Data Systems Corp. (AE)                      142,356           3,955
American Financial Group, Inc.                          8,050             179
AmeriCredit Corp. (AE)                                174,601           2,340
AMLI Residential Properties Trust (o)                  15,600             397
Anthracite Capital, Inc. (o)                           40,900             417
Arden Realty, Inc. (o)                                 13,400             375
Associated Banc-Corp                                   21,030             866
Bancorpsouth, Inc.                                     26,150             615
Bank of Hawaii Corp.                                   64,550           2,543
BankAtlantic Bancorp, Inc. Class A                     49,600             833
Banknorth Group, Inc.                                  23,900             749
Bear Stearns Cos., Inc. (The)                           9,734             742
Bedford Property Investors (o)                         12,600             331
BISystem Group, Inc. (The) (AE)                        60,000             858
Blackrock, Inc.                                        16,100             827
BOK Financial Corp. (AE)                                4,300             163
Boykin Lodging Co. (o)                                  8,000              66
Brandywine Realty Trust (o)                             5,100             129
BSB Bancorp, Inc.                                       6,300             195
Capital Automotive REIT (o)                            19,100             594
CapitalSource, Inc. (AE)                               34,500             750
Capitol Federal Financial                              13,400             496
Capstead Mortgage Corp. (o)                             8,500             113
CarrAmerica Realty Corp. (o)                           23,750             714
Cash America International, Inc.                       50,600             966
CBL & Associates Properties, Inc. (o)                  22,300           1,189
CCC Information Services Group (AE)                     4,100              69
Central Pacific Financial Corp.                         4,400             115
Certegy, Inc.                                          16,000             539

                                                         Special Growth Fund  21

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Charter Municipal Mortgage Acceptance Co.              21,200             407
Chelsea Property Group, Inc. (o)                        9,724             478
CIT Group, Inc.                                        11,600             390
City Holding Co.                                        3,600             122
City National Corp.                                    15,500             933
CNA Surety Corp.                                       51,700             564
Colonial BancGroup, Inc. (The)                        121,000           1,897
Commerce Bancshares, Inc.                               9,750             467
Commercial Federal Corp.                               43,800           1,127
Commercial Net Lease Realty (o)                        18,100             311
Community Bank System, Inc.                            21,280           1,037
Correctional Properties Trust (o)                       6,000             163
Corus Bankshares, Inc.                                  1,400              82
CVB Financial Corp.                                     3,400              68
Delphi Financial Group Class A                          3,500             176
Deluxe Corp.                                           35,550           1,435
Digital Insight Corp. (AE)                             23,822             500
Direct General Corp. (AE)                              20,650             619
Doral Financial Corp.                                  17,000             859
Dow Jones & Co., Inc.                                  18,800             977
Downey Financial Corp.                                 15,055             691
Duke Realty Corp. (o)                                  28,000             820
E*Trade Financial Corp. (AE)                           77,187             795
Eastgroup Properties (o)                                6,200             181
Entertainment Properties Trust (o)                     10,500             338
Equity Inns, Inc. (o)                                  24,400             206
Equity One, Inc. (o)                                   15,500             260
eSpeed, Inc. Class A (AE)                              47,184           1,286
Factset Research Systems, Inc.                         23,100           1,008
Fair Isaac Corp.                                       12,525             799
Fidelity National Financial, Inc.                      24,500             758
First American Corp.                                  113,000           3,237
First Bancorp Puerto Rico                              19,600             653
First Commonwealth Financial Corp.                      1,900              26
First Financial Holdings, Inc.                          1,700              51
First Industrial Realty Trust, Inc. (o)                 7,650             247
First Midwest Bancorp, Inc.                             2,100              65
First Niagara Financial Group, Inc.                    12,400             177
First Republic Bank                                     2,800             100
FirstFed Financial Corp.                               10,400             468
Flagstar Bancorp, Inc.                                 83,000           1,851
Flushing Financial Corp.                                5,400             131
Fremont General Corp.                                  68,050           1,132
Fulton Financial Corp.                                 10,290             212
Gabelli Asset Management, Inc. Class A (AE)            21,600             761
Gables Residential Trust (o)                           28,300             911
Getty Realty Corp. (o)                                 10,000             248

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Glenborough Realty Trust, Inc. (o)                     22,950             448
Global Payments, Inc.                                  65,900           2,745
Great Lakes REIT (o)                                    3,500              56
Hancock Holding Co.                                     1,800             103
Harland John H. Co.                                     3,950             108
Health Care REIT, Inc. (o)                             22,100             733
Healthcare Realty Trust, Inc. (o)                      16,500             557
Hibernia Corp. Class A                                 12,400             280
Hospitality Properties Trust (o)                        8,000             293
HRPT Properties Trust (o)                             264,300           2,474
IBERIABANK Corp.                                        2,300             119
Independence Community Bank Corp.                      23,450             862
Independent Bank Corp.                                  5,170             150
IndyMac Bancorp, Inc.                                  44,660           1,313
Innkeepers USA Trust (o)                               19,200             167
Investment Technology Group, Inc.                      51,200           1,017
Investors Financial Services Corp.                     39,200           1,385
IPC Holdings, Ltd.                                     26,000             974
iStar Financial, Inc. (o)                              21,900             834
Jack Henry & Associates, Inc.                          46,400             927
Jefferies Group, Inc.                                  57,300           1,776
Keystone Property Trust (o)                             8,600             172
Kilroy Realty Corp. (o)                                 3,500             101
Koger Equity, Inc. (o)                                 25,250             489
Landamerica Financial Group, Inc.                      60,150           3,008
Legg Mason, Inc.                                        7,700             641
Leucadia National Corp.                                 3,100             130
Lexington Corporate Properties Trust (o)               12,600             242
Liberty Property Trust (o)                              4,800             175
Local Financial Corp. (AE)                              3,800              74
Mack-Cali Realty Corp. (o)                             18,350             692
MAF Bancorp, Inc.                                       3,100             130
Markel Corp. (AE)                                       6,600           1,666
Mid-America Apartment Communities, Inc. (o)             6,100             192
Moody's Corp.                                          12,800             740
Nara Bancorp, Inc.                                      3,200              72
National Health Investors, Inc. (o)                     9,300             198
National Penn Bancshares, Inc.                          3,844             115
Nationwide Health Properties, Inc. (o)                 31,600             578
NBT Bancorp, Inc.                                       2,700              57
NDCHealth Corp.                                        28,700             757
North Fork BanCorp., Inc.                              19,500             760
Novastar Financial, Inc. (o)                           16,650           1,228
Nuveen Investments, Inc. Class A                       25,450             713
OceanFirst Financial Corp.                              4,200             110
Pacific Capital Bancorp                                 7,900             269
Pan Pacific Retail Properties, Inc. (o)                11,250             499

 22  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
People's Bank/Bridgeport CT                             3,000              98
PFF Bancorp, Inc.                                      13,110             489
Philadelphia Consolidated Holding Co. (AE)             20,816             981
Phoenix Cos., Inc. (The)                               23,750             261
Prentiss Properties Trust (o)                           9,300             281
Protective Life Corp.                                  19,300             627
Provident Bankshares Corp.                              7,276             226
Provident Financial Group, Inc.                        15,200             448
Providian Financial Corp.                             109,022           1,211
PS Business Parks, Inc. (o)                             8,200             309
Radian Group, Inc.                                     29,600           1,566
Raymond James Financial, Inc.                          29,447           1,201
Reckson Associates Realty Corp. (o)                     6,000             133
Redwood Trust, Inc. (o)                                11,450             568
Regency Centers Corp. (o)                               4,700             174
RenaissanceRe Holdings, Ltd.                           23,400           1,053
Republic Bancshares, Inc.                               2,900              84
RLI Corp.                                               9,900             333
Ryder System, Inc.                                     68,400           2,052
Sandy Spring Bancorp, Inc.                              2,000              72
Seacoast Financial Services Corp.                      11,000             282
Senior Housing Properties Trust (o)                    20,200             301
Silicon Valley Bancshares                              64,500           2,264
Southwest Bancorp, Inc.                                50,000             791
Sovereign Bancorp, Inc.                                37,400             778
Sovran Self Storage, Inc. (o)                          29,900           1,012
Stancorp Financial Group, Inc.                         18,800           1,185
Sterling Bancorp                                        5,940             174
Sterling Financial Corp. (AE)                          20,389             638
Stewart Information Services Corp.                     20,200             629
Summit Properties, Inc. (o)                            11,600             259
Susquehanna Bancshares, Inc.                            7,400             185
TCF Financial Corp.                                     9,700             506
TradeStation Group, Inc. (AE)                          54,650             465
Trizec Properties, Inc. (o)                             9,350             125
UMB Financial Corp.                                     7,448             373
Union Planters Corp.                                    3,500             116
United Rentals, Inc. (AE)                              18,400             321
Universal Health Realty Income (o)                      4,200             118
Washington Mutual, Inc. 2005 Warrants (AE)            237,600              40
Waypoint Financial Corp.                               17,640             367
Webster Financial Corp.                                26,400           1,180
WeLLChoice, Inc. (AE)                                  14,100             458
WesBanco, Inc.                                          3,500              93
Westamerica BanCorp.                                   12,600             631
Whitney Holding Corp.                                  17,900             680
World Acceptance Corp. (AE)                               500               9

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WSFS Financial Corp.                                    6,300             269
Zenith National Insurance Corp.                         1,700              52
Zions BanCorp.                                         12,100             742
                                                                 ------------
                                                                      111,244
                                                                 ------------

Health Care - 10.6%
Advanced Neuromodulation Systems, Inc.                 33,348           1,367
Alkermes, Inc. (AE)                                    53,212             690
Alpharma, Inc. Class                                   61,900           1,127
American Medical Security Group, Inc.                   8,700             199
American Pharmaceutical Partners, Inc. (AE)            47,900           1,166
Amsurg Corp. (AE)                                      12,977             467
Amylin Pharmaceuticals, Inc. (AE)                      22,200             607
Andrx Group (AE)                                       26,500             527
Applera Corp. - Celera Genomics Group (AE)            137,950           1,844
Apria Healthcare Group, Inc. (AE)                      21,334             619
Atrix Labs, Inc. (AE)                                  21,906             440
Bausch & Lomb, Inc.                                    23,600           1,137
Bio-Rad Laboratories, Inc. Class A (AE)                12,200             637
Celgene Corp. (AE)                                     28,150           1,174
Chronimed, Inc. (AE)                                    1,000               8
Columbia Laboratories, Inc. (AE)                       47,000             497
Commerzbank AG 2004 Warrants (AE)                      17,700              83
Community Health Systems, Inc. (AE)                    19,100             459
Connetics Corp. (AE)                                    9,400             168
Cooper Cos., Inc.                                      18,108             787
Covance, Inc. (AE)                                     20,700             539
Coventry Health Care, Inc. (AE)                        13,300             728
Cyberonics (AE)                                        14,290             391
Dade Behring Holdings, Inc. (AE)                       17,000             520
DaVita, Inc. (AE)                                      81,426           2,858
Durect Corp. (AE)                                      91,885             205
Endo Pharmaceuticals Holdings, Inc. (AE)                9,350             153
Esperion Therapeutics, Inc. (AE)                        5,550             132
First Health Group Corp. (AE)                          26,500             647
First Horizon Pharmaceutical Corp. (AE)                28,200             199
Flamel Technologies - ADR (AE)                         31,750             802
Genencor International, Inc. (AE)                      35,500             543
Gen-Probe, Inc. (AE)                                   59,953           1,605
Health Net, Inc. (AE)                                  34,300           1,084
Healthsouth Corp. (AE)                                133,200             377
Henry Schein, Inc. (AE)                                15,300             949
Humana, Inc.                                          114,400           2,321

                                                         Special Growth Fund  23

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                              47,900             925
ICU Medical, Inc. (AE)                                 16,820             568
Idexx Laboratories, Inc. (AE)                          15,500             733
Ilex Oncology, Inc. (AE)                               43,300             903
Invitrogen Corp. (AE)                                  19,600           1,246
I-Stat Corp.                                           43,640             514
KIndustriesred Healthcare, Inc. (AE)                   19,050             786
King Pharmaceuticals, Inc. (AE)                        52,900             709
Kos Pharmaceuticals, Inc. (AE)                         19,250             764
Lifecell Corp. (AE)                                    49,375             301
Ligand Pharmaceuticals, Inc. Class B (AE)              75,300           1,038
Lincare Holdings, Inc. (AE)                            59,700           2,325
Manor Care, Inc.                                       30,050           1,000
Maxygen (AE)                                            9,600              91
Medical Action Industries, Inc. (AE)                   48,050             670
Medicis Pharmaceutical Class A                         12,900             817
Millennium Pharmaceuticals, Inc. (AE)                  35,000             557
Millipore Corp.                                        29,200           1,280
Myriad Genetics, Inc. (AE)                             17,200             218
Neurocrine Biosciences, Inc. (AE)                      32,100           1,503
Novavax, Inc. (AE)                                     74,265             506
NPS Pharmaceuticals, Inc. (AE)                         19,900             524
Ocular Sciences, Inc. (AE)                              3,900             109
Odyssey HealthCare, Inc. (AE)                          23,531             653
Omnicare, Inc.                                         64,200           2,461
Owens & Minor, Inc.                                    23,600             480
Pacificare Health Systems (AE)                         14,100             839
Pain Therapeutics, Inc. (AE)                           66,943             422
Parexel International Corp. (AE)                       29,700             497
Patterson Dental Co. (AE)                               4,300             275
Pediatrix Medical Group, Inc. (AE)                     11,300             604
Perrigo Co.                                            48,327             650
Pharmaceutical Resources, Inc.                          9,500             687
Pharmacopeia, Inc. (AE)                                82,000           1,023
Protein Design Labs, Inc. (AE)                         37,100             500
Province Healthcare Co. (AE)                           21,200             272
PSS World Medical, Inc. (AE)                           49,750             464
Respironics, Inc. (AE)                                 26,800           1,117
Select Medical Corp. (AE)                              50,278           1,688
Serologicals Corp. (AE)                                42,547             681
Sola International, Inc. (AE)                          17,900             307
Stericycle, Inc. (AE)                                  23,200           1,071
Steris Corp. (AE)                                      48,600           1,012
Sybron Dental Specialties, Inc. (AE)                   40,566             933
Tanox, Inc. (AE)                                       19,600             352
Therasense, Inc. (AE)                                  26,995             489
United Surgical Partners International, Inc.
   (AE)                                                62,864           1,896

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Universal Health Services, Inc. Class B                 6,500             306
US Oncology, Inc. (AE)                                 47,400             519
VCA Antech, Inc. (AE)                                 116,543           3,291
ViaSystem Healthcare, Inc. (AE)                        12,900             233
Vicuron Pharmaceuticals, Inc. (AE)                     24,500             450
Visx, Inc. (AE)                                        36,279             880
Vital Images, Inc. (AE)                                34,300             617
Watson Pharmaceuticals, Inc. (AE)                      18,900             742
West Pharmaceutical Services, Inc.                      1,000              33
Wright Medical Group, Inc. (AE)                         4,650             136
XOMA, Ltd. (AE)                                        17,600             132
                                                                 ------------
                                                                       72,855
                                                                 ------------

Materials and Processing - 6.0%
Aceto Corp.                                            51,000             797
Acuity Brands, Inc.                                    17,800             383
Airgas, Inc.                                           17,800             341
Albany International Corp. Class A                     18,800             581
Albemarle Corp.                                        13,200             354
Amcol International Corp.                               5,000              90
Aptargroup, Inc.                                       12,700             455
Arch Chemicals, Inc.                                   11,450             254
Ashland, Inc.                                          27,100           1,009
Ball Corp.                                              8,800             495
Boise Cascade Corp.                                    47,700           1,338
Building Material Holding Corp.                         5,900              83
Cabot Corp.                                            38,400           1,071
Calgon Carbon Corp.                                   113,320             728
Ceradyne, Inc. (AE)                                    21,028             874
Chesapeake Corp.                                       13,450             328
Clarcor, Inc.                                          11,600             472
Commercial Metals Co.                                  17,100             422
Constar International, Inc. (AE)                       28,200             142
Corn Products International, Inc.                      17,500             593
Crown Holdings, Inc.                                   82,900             655
Cytec Industries, Inc. (AE)                            26,600             929
Decode Genetics, Inc. (AE)                             26,300             185
Eastern Co. (The)                                      47,200             708
Elkcorp                                                25,888             658
Energizer Holdings, Inc. (AE)                          24,250             892
Greif, Inc. Class A                                     2,500              81
Griffon Corp. (AE)                                     15,550             301
HB Fuller Co.                                          11,400             282
Hughes Supply, Inc.                                    25,100             970
ID Biomedical Corp. (AE)                               22,000             291
IMC Global, Inc.                                       30,400             212
Jones Lang LaSalle, Inc. (AE)                           9,100             173
Lafarge North America, Inc.                            42,800           1,545

 24  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lennox International, Inc.                             59,150             978
LNR Property Corp.                                     35,300           1,444
Lubrizol Corp.                                         25,700             779
Lyondell Chemical Co.                                  61,500             879
Martin Marietta Materials, Inc.                         9,300             381
Maverick Tube Corp. (AE)                               21,476             363
Metal Management, Inc. (AE)                            30,940             726
Moore Wallace, Inc.                                    70,873           1,013
NCI Building Systems, Inc. (AE)                         5,700             124
OM Group, Inc.                                         63,000           1,128
Pactiv Corp. (AE)                                      34,500             761
Perini Corp.                                              211               2
PolyOne Corp.                                          28,400             137
Precision Castparts Corp.                              34,500           1,419
Quanta Services, Inc. (AE)                            102,025             835
Rayonier, Inc.                                         30,700           1,291
Reliance Steel & Aluminum Co.                          17,250             495
Ryerson Tull, Inc.                                      1,350              11
Schnitzer Steel Industries, Inc. Class A                9,950             375
Schulman A, Inc.                                        6,500             123
Sealed Air Corp. (AE)                                  14,000             745
Silgan Holdings, Inc. (AE)                              3,900             125
Smurfit-Stone Container Corp. (AE)                     41,800             648
St. Joe Co. (The)                                       8,000             264
Stake Technology, Ltd. (AE)                           134,618           1,291
Symyx Technologies (AE)                                12,000             254
Texas Industries, Inc.                                 30,400             826
Ultralife Batteries, Inc. (AE)                         51,850             902
Unifi, Inc.                                            28,100             140
United States Steel Corp.                              39,950             945
USEC, Inc.                                             43,350             323
USG Corp.                                              71,400           1,196
Washington Group International, Inc. (AE)              16,100             446
Watsco, Inc.                                           29,800             638
Wausau-Mosinee Paper Corp.                             10,100             125
                                                                 ------------
                                                                       40,824
                                                                 ------------

Miscellaneous - 1.1%
Brunswick Corp.                                        59,700           1,771
Carlisle Cos., Inc.                                    16,600             952
GenCorp, Inc.                                          26,700             253
Johnson Controls, Inc.                                  6,800             731
Kaman Corp. Class A                                     4,700              57
Lancaster Colony Corp.                                  3,600             143
San-In Godo Bank, Ltd. (The) (AE)                     138,100             974
SkillSoft Corp. ADR                                    71,200             568
Textron, Inc.                                          15,950             793

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Trinity Industries, Inc.                                7,450             190
Wesco Financial Corp.                                   3,280           1,077
                                                                 ------------
                                                                        7,509
                                                                 ------------

Other Energy - 4.1%
Clayton Williams Energy, Inc. (AE)                      3,500              74
Comstock Resources, Inc. (AE)                          15,600             233
Cooper Cameron Corp. (AE)                              10,800             462
Denbury Resources Inc. (AE)                            63,000             795
Dynegy, Inc. Class A                                  174,800             701
ENSCO International, Inc.                              10,300             271
Evergreen Resources, Inc. (AE)                         28,000             768
Global Power Equipment Group, Inc. (AE)                16,100              95
Houston Exploration Co. (AE)                           19,050             667
Hydril (AE)                                            16,900             396
Key Energy Services, Inc. (AE)                        183,654           1,603
Massey Energy Co.                                      36,700             510
Matrix Service Co. (AE)                                 9,600             244
National-Oilwell, Inc. (AE)                            51,300             978
Noble Energy, Inc.                                      3,250             129
Patina Oil & Gas Corp.                                 57,756           2,436
Patterson-UTI Energy, Inc. (AE)                        90,459           2,586
Pogo Producing Co.                                     11,600             485
Pride International, Inc. (AE)                         63,900           1,047
Reliant Resources, Inc. (AE)                          145,600             721
Rowan Cos., Inc.                                       46,100           1,104
Smith International, Inc.                              17,200             640
Sunoco, Inc.                                           54,850           2,400
Talisman Energy, Inc.                                  14,085             687
TEPPCO Partners L.P.                                   24,400             920
Tesoro Petroleum Corp.                                168,450           1,920
Texas Genco Holdings, Inc. (AE)                         8,800             263
Tom Brown, Inc. (AE)                                    9,200             249
Unit Corp.                                             47,723             925
Universal Compression Holdings, Inc. (AE)              12,350             272
Varco International, Inc. (AE)                         46,600             820
Veritas DGC, Inc. (AE)                                 48,150             427
Vintage Petroleum, Inc.                                34,600             400
Westport Resources Corp. (AE)                          33,000             790
XTO Energy, Inc.                                       45,566           1,079
                                                                 ------------
                                                                       28,097
                                                                 ------------

Producer Durables - 7.6%
Advanced Energy Industries, Inc. (AE)                  39,900             911
American Power Conversion                              68,700           1,390
American Tower Corp. Class A (AE)                      40,800             473

                                                         Special Growth Fund  25

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Andrew Corp. (AE)                                     132,110           1,728
AO Smith Corp.                                          7,050             223
Applied Industrial Technologies, Inc.                   7,000             158
Arris Group, Inc. (AE)                                 81,000             486
Artesyn Technologies, Inc. (AE)                       107,505             885
ASML Holding NV (AE)                                   68,400           1,200
ASystemt Technologies, Inc. (AE)                       48,322             901
Audiovox Corp. Class A (AE)                             1,000              12
August Technology Corp. (AE)                           95,115           1,845
Axcelis Technologies, Inc. (AE)                        82,350             871
Briggs & Stratton Corp.                                 7,150             465
Cable Design Technologies Corp. (AE)                   87,300             842
Cascade Corp.                                           1,000              24
Champion Enterprises, Inc. (AE)                        65,013             462
CNH Global NV                                          46,400             620
Credence Systems Corp. (AE)                            62,580           1,021
Cummins, Inc.                                          22,350           1,059
Curtiss-Wright Corp.                                    8,000             592
Cymer, Inc. (AE)                                       18,900             863
Dominion Homes, Inc. (AE)                               3,100              88
DR Horton, Inc.                                        23,300             927
EnPro Industries, Inc. (AE)                               650               7
Entegris, Inc. (AE)                                    49,940             657
ESCO Technologies, Inc.                                29,020           1,262
Esterline Technologies Corp.                           13,700             303
FEI Co. (AE)                                           27,303             648
Genlyte Group, Inc. (AE)                                3,800             179
Genus, Inc. (AE)                                      121,495             656
Goodrich Corp.                                         24,800             685
Graco, Inc.                                             3,650             139
GrafTech International, Ltd. (AE)                      52,500             545
Herman Miller, Inc.                                    25,057             576
Kadant, Inc. (AE)                                       5,200              95
Kimball International, Inc. Class B                     9,600             149
Lennar Corp. Class A                                   10,100             928
LTX Corp. (AE)                                         46,900             670
M/I Schottenstein Homes, Inc.                          18,300             762
Manitowoc Co.                                           9,800             213
Mastec, Inc. (AE)                                      56,731             731
MDC Holdings, Inc.                                     20,319           1,368
Meritage Corp.                                         16,400             969
Metrologic Instruments, Inc. (AE)                      12,300             288
Mettler Toledo International, Inc. (AE)                32,500           1,246
MKS Instruments, Inc. (AE)                             17,500             455
Moog, Inc. Class A                                      4,800             204
MTC Technologies, Inc. (AE)                            17,600             516
Mykrolis Corp. (AE)                                    18,748             277
NVR, Inc.                                               2,600           1,272
Orbital Sciences Corp. (AE)                           113,400           1,042

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Photronics, Inc. (AE)                                  56,200           1,211
Plantronics, Inc. (AE)                                 27,500             765
Polycom, Inc. (AE)                                     95,547           1,914
Roper Industries, Inc.                                 18,200             899
Spectrasite, Inc. (AE)                                  4,900             190
Standard-Pacific Corp.                                 44,392           2,124
Steelcase, Inc. Class A                                 8,800             103
Stewart & Stevenson Services                           12,600             211
Symmetricom, Inc. (AE)                                 99,150             714
Tecumseh Products Co. Class A                          13,700             561
Tektronix, Inc.                                        36,100             927
Teledyne Technologies, Inc. (AE)                       47,800             788
Terayon Communication Systems, Inc. (AE)               97,235             668
Thomas Industries, Inc.                                 2,200              66
Toll Brothers, Inc. (AE)                               56,400           2,078
Ultratech, Inc. (AE)                                   41,672           1,301
United Defense Industries, Inc. (AE)                   18,900             612
United Industrial Corp.                                13,100             224
Waters Corp. (AE)                                      20,500             644
Watts Water Technologies, Inc. Class A                 39,500             702
William Lyon Homes, Inc. (AE)                           2,100             136
                                                                 ------------
                                                                       51,726
                                                                 ------------

Technology - 20.0%
3Com Corp. (AE)                                       402,100           2,895
ADC Telecommunications, Inc. (AE)                      67,300             172
Adtran, Inc.                                            9,897             673
Advanced Digital Information Corp. (AE)                46,970             763
Advanced Fibre Communications, Inc. (AE)               59,750           1,438
Aeroflex, Inc. (AE)                                    31,700             294
Agere Systems, Inc. Class A (AE)                      547,800           1,906
Agile Software Corp. (AE)                              47,500             521
AgilySystem, Inc.                                      39,200             403
Altiris, Inc. (AE)                                     52,137           1,792
Amkor Technology, Inc. (AE)                            40,659             766
Analogic Corp.                                          7,200             314
Anixter International, Inc. (AE)                       37,900             905
Anteon International Corp. (AE)                        37,600           1,284
Applied Micro Circuits Corp. (AE)                      48,600             283
Arrow Electronics, Inc.                                56,950           1,216
Ascential Software Corp. (AE)                          80,463           1,785
ASE Test, Ltd. (AE)                                    88,480           1,103
Aspect Communications Corp. (AE)                          800              11
ATI Technologies, Inc. (AE)                            27,000             386
Atmel Corp. (AE)                                       61,250             345

 26  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Autodesk, Inc.                                         48,379             931
Avaya, Inc. (AE)                                      381,100           4,931
Avnet, Inc.                                           163,600           3,174
AVX Corp.                                              38,800             570
BEA Systems, Inc. (AE)                                 90,900           1,264
Benchmark Electronics, Inc. (AE)                        3,050             149
California Micro Devices CP (AE)                       89,440             758
Ceridian Corp. (AE)                                    15,500             326
Ciena Corp. (AE)                                      308,800           1,979
Cognos, Inc. (AE)                                      32,900           1,134
Coherent, Inc. (AE)                                     4,300              99
Compuware Corp. (AE)                                  183,500           1,031
Comtech Telecommunications (AE)                        37,036           1,091
Comverse Technology, Inc. (AE)                        104,600           1,887
Covad Communications Group, Inc. (AE)                 121,477             532
Cray, Inc. (AE)                                        51,617             672
Cypress Semiconductor Corp. (AE)                      124,300           2,667
Digex, Inc. (AE)                                      196,000             192
Digital River, Inc. (AE)                               23,042             631
Ditech Communications Corp. (AE)                      103,593           1,093
Dot Hill Systems Corp. (AE)                            13,600             182
Epiphany, Inc. (AE)                                    59,700             414
eCollege.com, Inc. (AE)                                 1,000              22
EDO Corp.                                              75,700           1,688
EMS Technologies, Inc. (AE)                             3,600              64
Emulex Corp. (AE)                                      27,800             787
EnteraSystem Networks, Inc. (AE)                      160,641             627
ESS Technology (AE)                                    22,800             316
Extreme Networks (AE)                                 265,165           2,280
F5 Networks, Inc. (AE)                                 35,800             895
Fairchild Semiconductor International, Inc. (AE)      107,079           2,420
Filenet Corp. (AE)                                     56,890           1,520
Foundry Networks, Inc. (AE)                            31,635             736
Gerber Scientific, Inc.                                18,350             145
GlobespanVirata, Inc. (AE)                            129,950             800
Group 1 Software, Inc. (AE)                            13,500             244
Harris Corp.                                           70,900           2,639
Hifn, Inc. (AE)                                        78,830             781
Hyperion Solutions Corp. (AE)                          19,000             636
Imation Corp.                                          33,400           1,137
InFocus Corp. (AE)                                     27,000             178
Informatica Corp. (AE)                                110,200           1,201
Ingram Micro, Inc. Class A (AE)                        62,000             918
Innovex, Inc.                                          60,848             688
Integrated Circuit Systems, Inc. (AE)                  49,307           1,655
Integrated Device Technology, Inc. (AE)                74,500           1,170
Integrated Silicon Solutions, Inc. (AE)                69,500             981

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Intergraph Corp. (AE)                                   5,400             141
International Rectifier Corp. (AE)                     25,250           1,205
Internet Security Systems (AE)                         58,300             957
Intersil Corp. Class A                                 30,700             792
InterVoice, Inc. (AE)                                  46,625             485
Interwoven, Inc. (AE)                                 211,400             801
Keynote Systems, Inc. (AE)                             36,700             417
KVH Industries, Inc. (AE)                               8,850             247
L-3 Communications Holdings, Inc. (AE)                 27,300           1,276
Lattice Semiconductor Corp. (AE)                       83,500             651
Lawson Software, Inc. (AE)                             57,000             475
Lionbridge Technologies (AE)                           97,375             879
LSI Logic Corp. (AE)                                  514,150           4,751
Macromedia, Inc. (AE)                                  46,400             887
Macrovision Corp. (AE)                                 56,545           1,242
Magma Design Automation, Inc. (AE)                     21,000             509
Manhattan Associates, Inc. (AE)                        22,604             629
Maxtor Corp. (AE)                                     267,700           3,659
Mentor Graphics Corp.                                  73,379           1,229
Mercury Interactive Corp. (AE)                         16,000             743
Methode Electronics Class A                            14,450             172
Micromuse, Inc. (AE)                                   77,970             628
Microsemi Corp.                                        31,000             642
MicroStrategy, Inc. Class A (AE)                       24,642           1,355
MRO Software, Inc. (AE)                                 8,500             108
MSC Software Corp. (AE)                                49,400             509
National Instruments Corp.                             22,600             962
National Semiconductor Corp. (AE)                      18,800             764
Neoware Systems, Inc. (AE)                             17,500             297
Netegrity, Inc. (AE)                                   58,434             693
NetScreen Technologies, Inc. (AE)                      25,500             679
Network Engines, Inc.                                  23,700             233
Novell, Inc. (AE)                                     295,900           1,737
Nuance Communications, Inc. New                        63,450             458
O2Micro International, Ltd. (AE)                       90,500           1,929
PanAmSat Corp. (AE)                                    58,700           1,215
Performance Technologies, Inc. (AE)                    35,621             370
PerkinElmer, Inc.                                      70,100           1,263
Pomeroy IT Solutions, Inc.                             10,100             145
Quantum Corp. (AE)                                    195,800             609
Quest Software, Inc. (AE)                              78,900           1,176
RadiSystem Corp. (AE)                                  19,200             375
RADWARE, Ltd. (AE)                                     64,410           1,491
Remec, Inc. (AE)                                       43,900             484
Reynolds & Reynolds Co. (The) Class A                  23,300             633
Roxio, Inc. (AE)                                       16,050             164
RSA Security, Inc. (AE)                                13,900             180

                                                         Special Growth Fund  27

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SAFLINK Corp. (AE)                                    108,520             514
Sandisk Corp. (AE)                                     32,400           2,611
Sanmina-SCI Corp. (AE)                                108,100           1,140
Scientific-Atlanta, Inc.                               70,100           2,075
Semtech Corp. (AE)                                     55,289           1,227
Serena Software, Inc. (AE)                             26,000             449
Sierra Wireless (AE)                                   44,030             738
Sigma Designs, Inc. (AE)                               17,700             151
Silicon Laboratories, Inc. (AE)                         9,061             489
Silicon Storage Technology, Inc. (AE)                 121,866           1,362
Sirenza Microdevices, Inc. (AE)                        65,375             299
Skyworks Solutions, Inc.                               66,400             570
SonicWALL, Inc. (AE)                                   99,280             804
Standard MicroSystems Corp. (AE)                        6,184             186
Storage Technology Corp. (AE)                          11,450             276
Sybase, Inc. (AE)                                      13,550             243
SYKES Enterprises, Inc. (AE)                           10,200              95
Systems & Computer Technology Corp. (AE)               22,500             331
TIBCO Software, Inc. (AE)                             103,300             665
Transaction Systems Architects, Inc. Class A
   (AE)                                                 3,250              65
Trident Microsystems, Inc. (AE)                        24,768             575
TTM Technologies, Inc. (AE)                           120,496           1,940
Ulticom, Inc. (AE)                                     63,050             668
UniSystem Corp.                                        69,700           1,071
UNOVA, Inc. (AE)                                       69,800           1,515
Utstarcom, Inc. (AE)                                   11,000             347
Verint Systems, Inc. (AE)                               5,200             116
Verity, Inc. (AE)                                      38,110             553
Verso Technologies, Inc. (AE)                         222,118             862
Vitesse Semiconductor Corp. (AE)                      114,303             805
Wavecom Sa - ADR (AE)                                  32,000             585
WebEx Communications, Inc. (AE)                        37,584             830
Western Digital Corp. (AE)                             81,400           1,095
White Electronic Designs Corp. (AE)                    52,079             573
Zoran Corp. (AE)                                       24,300             405
                                                                 ------------
                                                                      136,966
                                                                 ------------
Utilities - 2.9%
AGL Resources, Inc.                                    26,600             749
Allegheny Energy, Inc.                                 42,600             451

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Allete, Inc.                                           27,000             816
American States Water Co.                                 500              12
Avista Corp.                                           41,700             709
CMS Energy Corp.                                       22,000             179
Duquesne Light Holdings, Inc.                           7,850             126
Empire District Electric Co. (The)                     10,500             223
Energen Corp.                                          26,300             970
Energy East Corp.                                      23,600             530
Hawaiian Electric Industries                           14,800             677
IDT Corp. (AE)                                         50,900             944
Laclede Group, Inc. (The)                               4,400             125
MDU Resources Group, Inc.                              36,600             828
National Fuel Gas Co.                                   1,600              36
New Jersey Resources Corp.                              7,150             271
Nextel Partners, Inc. Class A (AE)                     66,500             799
Northeast Utilities                                   103,400           1,948
Northwest Natural Gas Co.                               4,500             131
NUI Corp.                                                 300               5
OGE Energy Corp.                                       18,000             411
PNM Resources, Inc.                                    15,300             433
Primus Telecommunications GP (AE)                      68,700             633
PTEK Holdings, Inc. (AE)                              192,320           1,675
Puget Energy, Inc.                                      5,650             128
Quantum Fuel Systems Technologies Worldwide,
   Inc. (AE)                                           42,895             392
South Jersey Industries, Inc.                           3,000             114
Southwest Gas Corp.                                     6,000             135
Telephone & Data Systems, Inc.                         21,150           1,324
TELUS Corp.                                            14,200             249
Time Warner Telecom, Inc. Class A (AE)                 56,200             582
UGI Corp.                                              42,500           1,309
US Cellular Corp. (AE)                                 18,350             621
WGL Holdings, Inc.                                     24,300             672
WPS Resources Corp.                                     8,500             377
                                                                 ------------
                                                                       19,584
                                                                 ------------

TOTAL COMMON STOCKS
(cost $499,623)                                                       644,470
                                                                 ------------

 28  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.4%
Frank Russell Investment Company
   Money Market Fund                               41,792,445          41,792
United States Treasury Bill (c)(y)(s)
   0.935% due 12/11/03                                  2,200           2,198
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $43,990)                                                         43,990
                                                                 ------------

TOTAL INVESTMENTS - 100.6%
(identified cost $543,613)                                            688,460

OTHER ASSETS AND LIABILITIES
NET - (0.6%)                                                           (4,269)
                                                                 ------------
NET ASSETS - 100.0%                                                   684,191
                                                                 ============


                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 12/03 (79)                           4,174              114

Russell 2000 Index
   expiration date 12/03 (110)                         29,059              885

S&P 500 E-Mini Index
   expiration date 12/03 (59)                           3,096               83

S&P 500 Index
   expiration date 12/03 (29)                           7,609               63
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                1,145
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Special Growth Fund  29

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                               QUANTITATIVE EQUITY - CLASS S            RUSSELL 1000(R) **
                                                               -----------------------------            ------------------
Inception                                                                 10000.00                           10000.00
1994                                                                      10298.00                           10310.00
1995                                                                      13081.00                           13095.00
1996                                                                      16057.00                           16096.00
1997                                                                      21290.00                           21221.00
1998                                                                      24915.00                           25405.00
1999                                                                      31492.00                           31904.00
2000                                                                      34346.00                           34793.00
2001                                                                      26067.00                           25733.00
2002                                                                      21911.00                           21976.00
2003                                                                      26639.00                           26880.00

Quantitative Equity Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,158              21.58%
5 Years                $      10,693               1.35%sec.
10 Years               $      26,639              10.29%sec.

Quantitative Equity Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,128              21.28%
5 Years                $      10,543               1.06%sec.
10 Years               $      25,956              10.00%sec.

Quantitative Equity Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,035              20.35%
5 Years                $      10,213               0.42%sec.
10 Years               $      25,145               9.65%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,232              22.32%
5 Years                $      10,581               1.14%sec.
10 Years               $      26,880              10.39%sec.

 30  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Quantitative Equity Fund Class S, Class E, and Class C shares gained 21.58%, 21.28%, and 20.35%, respectively. This compared to the Russell 1000(R) Index, which gained 22.32% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 1.02%, 1.28%, and 2.02%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

Over the period, the best performing stocks in the US equity markets possessed one or more of the following characteristics: smaller market capitalization size, no dividend payments, lower financial quality (i.e. lower credit rating), above-average valuations and/or higher volatility. The performance of these stocks was driven by economic sensitivity, especially to the early cycle of an economic recovery, as reflected in the technology and basic materials sectors. The Fund's policy of always being fully invested contributed to positive performance as the equity markets generally increased during the period.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

As the fiscal year began, the Fund's money managers were cautious due to the potential impact of the geopolitical situation on the market environment. However, as investors became more comfortable with events in Iraq and the future of corporate earnings, the equity market began to improve and the Fund's money managers became more optimistic. The Federal Reserve continued to foster an investment-friendly interest rate policy to help bolster the economy. A new tax bill was passed to provide tax relief stimulus in an attempt to accelerate the economy. As the economy showed indications of improvement, smaller companies appeared to be the largest beneficiaries of these conditions. The Fund's money managers maintained their emphasis on companies demonstrating stable, consistent growth, yet trading at below-market valuation levels.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

In May 2003, the Fund replaced J.P. Morgan Investment Management, Inc. with Aronson+Johnson+Ortiz, LP. Aronson's strategy includes selecting large capitalization stocks based on valuation and price momentum challenges. The firm's quantitative selection process is designed to identify undervalued securities using a proprietary model to construct a well-diversified portfolio. Aronson's portfolio is designed to be neutral in sector weightings versus the benchmark to reduce risk derived from sector allocation.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Stock selection was the primary contributor to Fund performance over the period, particularly in the health care, integrated oils, and consumer staples sectors. One of the Fund's money managers, Barclays Global Investors, performed very well in these sectors through its balanced investment approach, emphasis on growth factors, and valuation criteria, each of which were rewarded during this period.

The most significant challenges the Fund's money managers faced during this period were the rapid shifts in market sentiment from a defensive to aggressive nature, an emphasis on lower quality and more highly valued stocks, and the sharp rise in interest rates in July. The quantitative nature of this Fund and its investment strategy is dependent upon persistent market trends supported by conservative investment behavior. This strategy was not in sync with market preferences during the period. Market trends were not consistent throughout the year, nor was investment behavior particularly conservative, as the market moved from preferring high quality, defensive stocks to preferring aggressive and more speculative stocks during this period.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Stocks experienced a positive growth environment once investors grew increasingly comfortable with events in Iraq, and it became clear that both fiscal and monetary stimulus were in place to support an increase in economic growth. Economically sensitive sectors of the market received the majority of this benefit, whereas the more defensive and slower growth sectors of the market proved to be the laggards over this period. The Fund performed well in this environment despite the challenges in the market over the past year, as sentiment ranged from significant caution to aggressive optimism.

                                                    Quantitative Equity Fund  31

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers                                                        Style


Aronson+Johnson+Ortiz, LP                   Market-Oriented
Barclays Global Fund Advisors               Market-Oriented
Franklin Portfolio Associates, LLC          Market-Oriented
Jacobs Levy Equity Management, Inc.         Market-Oriented

                              --------------------

*     Quantitative Equity Fund Class S assumes initial investment on November 1,
      1993.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Quantitative Equity Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Quantitative Equity Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 32  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  Principal         Market
                                                  Amount ($)        Value
                                                  or Shares           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.5%
Auto and Transportation - 2.0%
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                56,791           1,965
AMR Corp.                                              23,100             307
Autoliv, Inc.                                          33,942           1,124
Burlington Northern Santa Fe Corp.                     94,737           2,742
CH Robinson Worldwide, Inc.                            16,700             654
Delphi Corp.                                           88,130             784
FedEx Corp.                                            49,533           3,753
Ford Motor Co.                                        190,800           2,314
General Motors Corp.                                   18,800             802
Harley-Davidson, Inc.                                  60,500           2,868
Northwest Airlines Corp. (AE)                          87,800           1,202
Oshkosh Truck Corp.                                    17,200             788
Skywest, Inc.                                          64,815           1,198
Southwest Airlines Co.                                 43,412             842
Swift Transportation Co., Inc. (AE)                    11,995             269
United Parcel Service, Inc. Class B                   149,500          10,842
Werner Enterprises, Inc.                               21,756             392
                                                                 ------------
                                                                       32,846
                                                                 ------------

Consumer Discretionary - 15.1%
Abercrombie & Fitch Co. Class A (AE)                   52,614           1,499
Advo, Inc.                                              6,800             305
Alliance Gaming Corp. (AE)                             12,800             310
AnnTaylor Stores Corp. (AE)                            19,700             705
Autonation, Inc. (AE)                                 270,100           5,051
Autozone, Inc. (AE)                                    18,700           1,797
Best Buy Co., Inc.                                     19,500           1,137
Big Lots, Inc.                                         62,554             939
Black & Decker Corp.                                    8,300             397
Blyth, Inc.                                            45,537           1,274
Borders Group, Inc. (AE)                               38,818             879
Callaway Golf Co.                                      27,600             449
Career Education Corp. (AE)                            42,200           2,260
CBRL Group, Inc.                                        9,400             364
CDW Corp.                                              20,000           1,201
Cendant Corp.                                         164,000           3,351
ChoicePoint, Inc. (AE)                                  7,100             249
Christopher & Banks Corp.                               8,500             248
Claire's Stores, Inc.                                  68,517           2,652
Clear Channel Communications, Inc.                     99,800           4,074
Coach, Inc. (AE)                                       96,000           3,405
Columbia Sportswear Co. (AE)                            1,350              79
Convergys Corp. (AE)                                  105,616           1,696
Darden Restaurants, Inc.                               74,068           1,552
DeVry, Inc. (AE)                                       10,000             243

                                                  Principal         Market
                                                  Amount ($)        Value
                                                  or Shares           $
-----------------------------------------------------------------------------
Dollar General Corp.                                  323,752           7,275
Earthlink, Inc. (AE)                                   10,200              93
EchoStar Communications Corp. (AE)                     31,000           1,188
Electronic Arts, Inc. (AE)                            107,506          10,647
EW Scripps Co. Class A                                  8,700             808
Family Dollar Stores                                  119,732           5,222
Federated Department Stores                           362,979          17,260
Foot Locker, Inc.                                      31,000             555
Fox Entertainment Group, Inc. Class A (AE)            256,078           7,093
Fred's, Inc.                                           18,900             712
Gap, Inc. (The)                                       311,700           5,947
Gemstar-TV Guide International, Inc. (AE)              86,300             405
General Motors Corp.-Hughes Electronics Corp.         116,000           1,906
Getty Images, Inc. (AE)                                29,800           1,332
Gillette Co. (The)                                    296,017           9,443
GTECH Holdings Corp.                                   39,600           1,769
Harte-Hanks, Inc.                                      11,300             225
Hearst-Argyle Television, Inc. (AE)                    16,597             402
Home Depot, Inc.                                      460,371          17,066
International Game Technology                         119,300           3,907
ITT Educational Services, Inc.                         23,477           1,169
Kimberly-Clark Corp.                                   54,600           2,883
Liberty Media Corp. Class A (AE)                      196,057           1,978
Lowe's Cos., Inc.                                      51,900           3,058
Ltd Brands                                             40,500             713
Mandalay Resort Group                                  24,600             966
Manpower, Inc.                                         22,200           1,030
Mattel, Inc.                                          367,986           7,124
May Department Stores Co. (The)                       219,157           6,128
McDonald's Corp.                                      236,330           5,911
McGraw-Hill Cos., Inc. (The)                          124,540           8,338
Media General, Inc. Class A                             3,113             206
MGM Mirage                                              1,320              47
MPS Group, Inc. (AE)                                   62,420             596
Nike, Inc. Class B                                     49,000           3,131
Pacific Sunwear of California (AE)                     54,675           1,262
Park Place Entertainment Corp. (AE)                   174,149           1,672
Petco Animal Supplies, Inc. (AE)                       16,100             534
Petsmart, Inc.                                         25,064             642
Polo Ralph Lauren Corp.                                21,600             657
Quiksilver, Inc. (AE)                                  21,700             373
RadioShack Corp.                                      185,452           5,562
Rent-A-Center, Inc. (AE)                               35,700           1,116
ServiceMaster Co. (The)                                10,400             119
Staples, Inc. (AE)                                    126,200           3,385
Strayer Education, Inc.                                 3,200             313

                                                    Quantitative Equity Fund  33

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  Principal         Market
                                                  Amount ($)        Value
                                                  or Shares           $
-----------------------------------------------------------------------------
Talbots, Inc.                                          45,803           1,506
Time Warner, Inc.                                     573,100           8,763
Toro Co.                                               11,000             547
Toys R US, Inc. (AE)                                   31,600             411
Tractor Supply Co. (AE)                                13,000             545
Tribune Co.                                            72,700           3,566
University of Phoenix Online (AE)                      19,946           1,371
Urban Outfitters, Inc. (AE)                            36,200           1,208
Viacom, Inc. Class B                                  443,229          17,672
Wal-Mart Stores, Inc.                                 200,544          11,822
Walt Disney Co.                                       299,000           6,769
Whirlpool Corp.                                        30,664           2,161
Yahoo!, Inc. (AE)                                      98,600           4,309
Yum! Brands, Inc. (AE)                                 54,800           1,871
                                                                 ------------
                                                                      250,805
                                                                 ------------

Consumer Staples - 6.7%
Albertson's, Inc.                                     394,900           8,013
Altria Group, Inc.                                    355,067          16,511
Anheuser-Busch Cos., Inc.                              83,209           4,099
Chiquita Brands International, Inc. (AE)               13,100             242
Coca-Cola Co. (The)                                    20,700             960
Coca-Cola Enterprises, Inc.                           199,610           4,024
Constellation Brands, Inc. Class A (AE)                25,800             809
CVS Corp.                                             234,085           8,235
Dial Corp. (The)                                       93,109           2,235
General Mills, Inc.                                    39,700           1,781
Hershey Foods Corp.                                    20,300           1,565
HJ Heinz Co.                                           82,651           2,920
Kellogg Co.                                             1,200              40
Kroger Co.                                            371,012           6,489
Longs Drug Stores Corp.                                20,600             461
Pepsi Bottling Group, Inc.                            175,053           3,902
PepsiAmericas, Inc.                                    66,070             990
PepsiCo, Inc.                                         150,722           7,208
Procter & Gamble Co.                                  255,198          25,083
RJ Reynolds Tobacco Holdings, Inc.                     43,400           2,085
Safeway, Inc. (AE)                                    107,400           2,266
Sara Lee Corp.                                        109,400           2,180
Supervalu, Inc.                                       180,285           4,547
Systemco Corp.                                         22,771             766
Tyson Foods, Inc. Class A                             162,915           2,325
UST, Inc.                                              21,663             737
Walgreen Co.                                           37,800           1,316
                                                                 ------------
                                                                      111,789
                                                                 ------------

                                                  Principal         Market
                                                  Amount ($)        Value
                                                  or Shares           $
-----------------------------------------------------------------------------

Financial Services - 20.0%
ACE, Ltd.                                               4,693             169
Affiliated Computer Services, Inc. Class A (AE)        60,800           2,975
Aflac, Inc.                                            23,000             839
Alliance Data Systems Corp. (AE)                       61,485           1,708
Allstate Corp. (The)                                  268,968          10,624
American Express Co.                                    6,900             324
American International Group                          170,431          10,367
AON Corp.                                              22,300             488
Bank of America Corp.                                 429,882          32,555
Bank One Corp.                                          6,900             293
Bear Stearns Cos., Inc. (The)                          78,385           5,977
Boston Properties, Inc. (o)                            28,400           1,257
CBL & Associates Properties, Inc. (o)                   8,300             442
Certegy, Inc.                                          13,000             438
Charter One Financial, Inc.                            66,900           2,138
Chubb Corp.                                            28,400           1,897
Cigna Corp.                                            38,900           2,219
Cincinnati Financial Corp.                             13,400             548
Citigroup, Inc.                                       884,726          41,936
Commerce Bancorp, Inc.                                 10,500             508
Countrywide Financial Corp.                            49,600           5,214
D&B Corp. (AE)                                          2,000              93
Doral Financial Corp.                                  64,208           3,243
Fannie Mae                                            154,234          11,057
Federated Investors, Inc. Class B                      91,378           2,527
Fidelity National Financial, Inc.                     178,725           5,526
First American Corp.                                   23,300             668
First Bancorp Puerto Rico                               6,500             216
First Data Corp.                                       91,900           3,281
First Tennessee National Corp.                        115,100           5,221
Fiserv, Inc. (AE)                                      38,300           1,353
Flagstar Bancorp, Inc.                                 27,300             609
FleetBoston Financial Corp.                           113,123           4,569
Franklin Resources, Inc.                               39,400           1,868
Freddie Mac                                            50,912           2,858
Friedman Billings Ramsey Group, Inc. Class A           62,300           1,241
General Growth Properties, Inc. (o)                     7,500             574
Goldman Sachs Group, Inc.                              37,200           3,493
Greenpoint Financial Corp.                             36,859           1,148
H&R Block, Inc.                                        70,845           3,336
HRPT Properties Trust (o)                              10,000              94
Huntington Bancshares, Inc.                            10,100             219
Janus Capital Group, Inc.                              81,100           1,147
John Hancock Financial Services, Inc.                  14,040             496
JP Morgan Chase & Co.                                 605,333          21,731
Keycorp                                                47,700           1,348

 34  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  Principal         Market
                                                  Amount ($)        Value
                                                  or Shares           $
-----------------------------------------------------------------------------
Landamerica Financial Group, Inc.                       5,000             250
Lehman Brothers Holdings, Inc.                         74,800           5,386
Marsh & McLennan Cos., Inc.                            98,687           4,219
MBIA, Inc.                                             19,200           1,145
MBNA Corp.                                            356,580           8,825
Merrill Lynch & Co., Inc.                             134,000           7,933
Metlife, Inc.                                          18,600             584
Moody's Corp.                                          13,800             798
Morgan Stanley                                        282,919          15,524
National City Corp.                                   209,500           6,842
National Commerce Financial Corp.                      26,500             728
New York Community Bancorp, Inc.                       45,199           1,636
Old Republic International Corp.                       38,699           1,391
PNC Financial Services Group, Inc.                      4,682             251
Popular, Inc.                                          50,500           2,273
Principal Financial Group                             101,100           3,169
Progressive Corp. (The)                                93,300           6,886
Protective Life Corp.                                  13,400             435
Redwood Trust, Inc. (o)                                 5,700             283
Ryder System, Inc.                                     13,198             396
SLM Corp.                                              29,200           1,143
SouthTrust Corp.                                       33,676           1,073
Sungard Data Systems, Inc. (AE)                       197,234           5,532
Travelers Property Casualty Corp. Class B              42,676             699
UnionBanCal Corp.                                      50,124           2,715
US Bancorp                                            356,175           9,695
Vornado Realty Trust (o)                               21,600           1,092
Wachovia Corp.                                        198,215           9,092
Washington Mutual, Inc.                               311,300          13,619
Wells Fargo & Co.                                     204,380          11,511
WR Berkley Corp.                                      129,344           4,435
Zions BanCorp.                                         12,400             760
                                                                 ------------
                                                                      331,152
                                                                 ------------

Health Care - 15.7%
Abbott Laboratories                                   266,700          11,367
Aetna, Inc.                                            39,700           2,279
Affymetrix, Inc. (AE)                                   2,100              54
AmerisourceBergen Corp.                                24,549           1,394
Amgen, Inc.                                           143,490           8,862
Anthem, Inc. (AE)                                      39,200           2,682
Barr Laboratories, Inc. (AE)                           13,350           1,025
Beckman Coulter, Inc.                                  28,300           1,405
Becton Dickinson & Co.                                 77,900           2,848
Boston Scientific Corp. (AE)                          102,028           6,909
Bristol-Myers Squibb Co.                              424,900          10,780
Cardinal Health, Inc.                                 125,264           7,433

                                                  Principal         Market
                                                  Amount ($)        Value
                                                  or Shares           $
-----------------------------------------------------------------------------
Caremark Rx, Inc. (AE)                                129,300           3,239
Cephalon, Inc. (AE)                                    37,700           1,770
Chiron Corp. (AE)                                      40,600           2,218
Coventry Health Care, Inc. (AE)                        15,200             832
Dade Behring Holdings, Inc. (AE)                       13,500             413
DaVita, Inc. (AE)                                      24,181             849
Dentsply International, Inc.                           12,500             552
Eli Lilly & Co.                                        94,900           6,322
Endo Pharmaceuticals Holdings, Inc. (AE)               47,702             780
Genentech, Inc. (AE)                                   90,197           7,393
Gilead Sciences, Inc. (AE)                              3,700             200
Guidant Corp.                                         269,866          13,766
Health Management Associates, Inc. Class A             39,600             877
Health Net, Inc. (AE)                                  28,720             907
Humana, Inc.                                           49,431           1,003
IMS Health, Inc.                                       98,785           2,324
Johnson & Johnson                                     376,200          18,934
King Pharmaceuticals, Inc. (AE)                        53,500             717
McKesson Corp.                                        181,600           5,497
Medimmune, Inc. (AE)                                   65,300           1,741
Medtronic, Inc.                                       147,900           6,740
Merck & Co., Inc.                                     661,474          29,270
Mid Atlantic Medical Services (AE)                     21,238           1,240
Mylan Laboratories                                    146,250           3,532
Neurocrine Biosciences, Inc. (AE)                      11,400             534
Perrigo Co.                                            11,400             153
Pfizer, Inc.                                          971,647          30,704
Pharmaceutical Resources, Inc.                         10,800             781
Respironics, Inc. (AE)                                  1,448              60
Schering-Plough Corp.                                 200,500           3,062
Select Medical Corp. (AE)                              16,200             544
St. Jude Medical, Inc.                                127,155           7,395
Stryker Corp.                                          24,500           1,987
Sybron Dental Specialties, Inc. (AE)                    9,600             221
UnitedHealth Group, Inc.                              318,518          16,206
Universal Health Services, Inc. Class B                19,200             903
Varian Medical Systems, Inc.                           55,706           3,562
Watson Pharmaceuticals, Inc. (AE)                      64,000           2,513
WebMD Corp. (AE)                                      163,800           1,276
WellPoint Health Networks                              25,900           2,303
Wyeth                                                 441,486          19,487
                                                                 ------------
                                                                      259,845
                                                                 ------------

Integrated Oils - 4.6%
Amerada Hess Corp.                                     24,600           1,270
ChevronTexaco Corp.                                    45,900           3,410

                                                    Quantitative Equity Fund  35

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  Principal         Market
                                                  Amount ($)        Value
                                                  or Shares           $
-----------------------------------------------------------------------------
ConocoPhillips                                        102,700           5,869
Exxon Mobil Corp.                                   1,055,507          38,610
Marathon Oil Corp.                                    487,120          14,404
Occidental Petroleum Corp.                            342,163          12,065
                                                                 ------------
                                                                       75,628
                                                                 ------------

Materials and Processing - 2.3%
Albany International Corp. Class A                      5,700             176
Alcoa, Inc.                                            99,268           3,134
Aptargroup, Inc.                                        4,200             150
Archer-Daniels-Midland Co.                            230,951           3,314
Ball Corp.                                             32,100           1,804
Carpenter Technology                                    3,929             102
Cytec Industries, Inc. (AE)                             5,200             182
Ecolab, Inc.                                           99,400           2,673
EI Du Pont de Nemours & Co.                             6,000             242
Energizer Holdings, Inc. (AE)                          38,200           1,406
Freeport-McMoRan Copper & Gold, Inc. Class B          105,600           4,092
Georgia-Pacific Corp.                                  31,030             815
Glatfelter                                             18,387             234
Lafarge North America, Inc.                             2,554              92
Louisiana-Pacific Corp.                                14,999             285
MeadWestvaco Corp.                                     20,200             524
Monsanto Co.                                          400,323          10,028
Pactiv Corp. (AE)                                      41,867             923
Precision Castparts Corp.                              15,100             621
Sherwin-Williams Co. (The)                             84,690           2,841
Sigma-Aldrich Corp.                                    61,029           3,201
Southern Peru Copper Corp.                              4,106             117
York International Corp.                               19,598             779
                                                                 ------------
                                                                       37,735
                                                                 ------------

Miscellaneous - 5.4%
3M Co.                                                218,217          17,211
Accenture, Ltd. Class A (AE)                            3,748              88
Brunswick Corp.                                        32,900             976
Eaton Corp.                                            11,100           1,113
Fortune Brands, Inc.                                  119,511           7,786
General Electric Co.                                1,741,874          50,531
ITT Industries, Inc.                                   31,800           2,162
Johnson Controls, Inc.                                 46,400           4,989
Textron, Inc.                                          90,600           4,502
                                                                 ------------
                                                                       89,358
                                                                 ------------

Other Energy - 0.3%
Anadarko Petroleum Corp.                               12,000             523
Burlington Resources, Inc.                             21,000           1,021

                                                  Principal         Market
                                                  Amount ($)        Value
                                                  or Shares           $
-----------------------------------------------------------------------------
Chesapeake Energy Corp.                                12,900             154
Cooper Cameron Corp. (AE)                               8,700             373
EOG Resources, Inc.                                    26,000           1,096
Halliburton Co.                                        48,300           1,153
Peabody Energy Corp.                                   17,500             583
Pogo Producing Co.                                     17,600             736
Valero Energy Corp.                                     4,556             195
                                                                 ------------
                                                                        5,834
                                                                 ------------

Producer Durables - 3.1%
Caterpillar, Inc.                                      74,500           5,459
Centex Corp.                                           53,756           5,241
Cognex Corp.                                           15,600             419
Diebold, Inc.                                          29,468           1,681
DR Horton, Inc.                                       153,119           6,094
Engineered Support Systems, Inc.                        2,300             156
Goodrich Corp.                                         30,126             832
KB Home                                                 8,800             603
Lexmark International, Inc. (AE)                      108,551           7,990
Lockheed Martin Corp.                                  50,600           2,346
Mettler Toledo International, Inc. (AE)                10,100             387
NVR, Inc.                                              11,461           5,609
Polycom, Inc. (AE)                                     71,700           1,436
Pulte Homes, Inc.                                      21,500           1,860
Rockwell Collins, Inc.                                121,660           3,340
Standard-Pacific Corp.                                 16,900             809
Steelcase, Inc. Class A                                 8,200              96
Tektronix, Inc.                                        56,537           1,451
Thermo Electron Corp.                                  40,600             892
United Defense Industries, Inc. (AE)                   26,400             855
United Technologies Corp.                              48,200           4,082
                                                                 ------------
                                                                       51,638
                                                                 ------------

Technology - 14.7%
3Com Corp. (AE)                                        69,891             503
Adobe Systems, Inc.                                   102,577           4,497
Adtran, Inc.                                            6,100             415
Altera Corp. (AE)                                      50,400           1,020
Amdocs, Ltd. (AE)                                      30,405             652
Amkor Technology, Inc. (AE)                            40,771             769
Amphenol Corp. Class A (AE)                            10,800             635
Applera Corp. - Applied BioSystems Group               16,700             385
Avaya, Inc. (AE)                                       75,700             980
BMC Software, Inc. (AE)                                18,110             315
Broadcom Corp. Class A (AE)                            96,200           3,074
Cisco Systems, Inc. (AE)                            1,072,624          22,504
Citrix Systems, Inc. (AE)                              23,500             594

 36  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  Principal         Market
                                                  Amount ($)        Value
                                                  or Shares           $
-----------------------------------------------------------------------------
Computer Associates International, Inc.               158,428           3,726
Computer Sciences Corp.                                46,800           1,854
Compuware Corp. (AE)                                  192,106           1,080
Comverse Technology, Inc. (AE)                        100,258           1,809
Dell, Inc. (AE)                                       154,100           5,566
EMC Corp.                                           1,192,768          16,508
Gateway, Inc. (AE)                                      6,986              35
General Dynamics Corp.                                 17,100           1,431
Harris Corp.                                           80,170           2,984
Hewlett-Packard Co.                                    18,400             411
Imation Corp.                                          26,200             892
Intel Corp.                                         1,658,517          54,813
International Business Machines Corp.                 167,876          15,022
Intuit, Inc. (AE)                                     127,699           6,382
Linear Technology Corp.                                 1,800              77
LSI Logic Corp. (AE)                                  100,500             929
Maxim Integrated Products                             176,580           8,778
Micron Technology, Inc.                                56,800             815
Microsoft Corp.                                     1,484,315          38,815
Motorola, Inc.                                        331,300           4,482
National Semiconductor Corp. (AE)                      33,700           1,369
Oracle Corp. (AE)                                     562,600           6,729
PerkinElmer, Inc.                                      12,200             220
QLogic Corp. (AE)                                      19,300           1,082
Qualcomm, Inc.                                        115,650           5,493
Raytheon Co.                                           78,100           2,068
Rockwell Automation, Inc.                              35,289           1,096
Sandisk Corp. (AE)                                     11,600             935
Sanmina-SCI Corp. (AE)                                233,600           2,464
Scientific-Atlanta, Inc.                              122,111           3,614
Storage Technology Corp. (AE)                          67,100           1,617
SynopSystem, Inc. (AE)                                 49,800           1,580
Texas Instruments, Inc.                               194,800           5,634
UniSystem Corp.                                        71,700           1,101
Utstarcom, Inc. (AE)                                   20,700             652
Varian, Inc. (AE)                                      23,477             841
Veritas Software Corp. (AE)                            46,200           1,670
Western Digital Corp. (AE)                            194,900           2,621
                                                                 ------------
                                                                      243,538
                                                                 ------------

                                                  Principal         Market
                                                  Amount ($)        Value
                                                  or Shares           $
-----------------------------------------------------------------------------

Utilities - 5.6%
AGL Resources, Inc.                                    19,300             543
Alltel Corp.                                            4,700             222
AT&T Corp.                                            115,400           2,145
AT&T Wireless Services, Inc. (AE)                     345,800           2,507
BellSouth Corp.                                       554,231          14,582
Centerpoint Energy, Inc.                               92,900             911
Comcast Corp. Class A                                  12,900             438
Constellation Energy Group, Inc.                       51,400           1,869
Cox Communications, Inc. Class A (AE)                 112,605           3,836
DPL, Inc.                                              21,800             397
Duke Energy Corp.                                      93,700           1,701
Edison International                                  160,800           3,169
Energen Corp.                                          14,100             520
Entergy Corp.                                         110,098           5,934
Exelon Corp.                                          119,285           7,569
Great Plains Energy, Inc.                              11,100             354
KeySpan Corp.                                           9,100             318
Kinder Morgan, Inc.                                    29,200           1,564
National Fuel Gas Co.                                  16,000             358
Nextel Communications, Inc. Class A (AE)              329,600           7,976
Nicor, Inc.                                            23,390             802
NII Holdings, Inc. Class B (AE)                        11,600             894
NiSource, Inc.                                         86,700           1,796
Northeast Utilities                                    50,900             959
Oneok, Inc.                                            37,700             750
PG&E Corp.                                             20,320             497
Public Service Enterprise Group, Inc.                  19,700             805
SBC Communications, Inc.                              178,300           4,276
Sempra Energy                                          50,600           1,407
Sprint Corp.-FON Group                                760,301          12,165
UGI Corp.                                              17,000             524
Verizon Communications, Inc.                          329,638          11,076
WGL Holdings, Inc.                                      6,600             182
                                                                 ------------
                                                                       93,046
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,344,757)                                                   1,583,214
                                                                 ------------

                                                    Quantitative Equity Fund  37

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  Principal         Market
                                                  Amount ($)        Value
                                                  or Shares           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.4%
Frank Russell Investment Company
   Money Market Fund                               68,844,000          68,844
United States Treasury Bill (c)(y)(s)
   0.935% due 12/11/03                                  4,000           3,996
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $72,840)                                                         72,840
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $1,417,597)                                        1,656,054

OTHER ASSETS AND LIABILITIES
NET - 0.1%                                                              1,925
                                                                 ------------
NET ASSETS - 100.0%                                                 1,657,979
                                                                 ============


                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions

Russell 1000 Index
   expiration date 12/03 (87)                          10,058              294

S&P 500 E-Mini Index
   expiration date 12/03 (381)                         19,993              680

S&P Midcap 400 Index
   expiration date 12/03 (80)                          21,938            1,120

S&P 500 Index
   expiration date 12/03 (74)                          19,416              182
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                2,276
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 38  Quantitative Equity Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                            INTERNATIONAL SECURITIES - CLASS S             MSCI EAFE **
                                                            ----------------------------------             ------------
Inception                                                                10000.00                            10000.00
1994                                                                     11311.00                            11038.00
1995                                                                     11189.00                            11031.00
1996                                                                     12362.00                            12222.00
1997                                                                     12940.00                            12823.00
1998                                                                     13404.00                            14099.00
1999                                                                     16287.00                            17394.00
2000                                                                     16513.00                            16931.00
2001                                                                     12465.00                            12753.00
2002                                                                     10886.00                            11104.00
2003                                                                     13915.00                            14165.00

International Securities Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,781              27.81%
5 Years                $      10,379               0.75%sec.
10 Years               $      13,915               3.36%sec.

International Securities Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,757              27.57%
5 Years                $      10,257               0.51%sec.
10 Years               $      13,604               3.12%sec.

International Securities Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,652              26.52%
5 Years                $       9,894              (0.21)%sec.
10 Years               $      13,122               2.75%sec.

MSCI EAFE Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,757              27.57%
5 Years                $      10,047               0.09%sec.
10 Years               $      14,165               3.54%sec.

 40  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide favorable total return and additional diversification for US investors.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the International Securities Fund Class S, Class E, and Class C shares returned 27.81%, 27.57%, and 26.52%, respectively. This compared to its benchmark, the MSCI EAFE Index, which gained 27.57% for the same period. Class S, Class E, and Class C performance is net of operating expenses of 1.42%, 1.67%, and 2.42%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's positive results were largely driven by good performance of the Fund's value-oriented strategies. The Fund's value managers, Alliance-Bernstein, The Boston Company, and Delaware were most effective in capturing the recovery in stock valuations as market trends started to reflect a change in investors' sentiment from extreme pessimism to moderate optimism.

In contrast, the Fund's growth managers generally lagged the EAFE benchmark. Their growth-oriented strategies were not rewarded due to a lack of positive earnings trends and negative investor sentiment towards near-term prospects for a strong economic recovery. Marvin & Palmer's and Mastholm's difficulties in this environment were notable. Both managers endeavor to identify sustainable trends in earnings and/or price appreciation, a style which was out of favor during much of period.

The Fund's more market-oriented managers, AQR and Fidelity, performed reasonably well. AQR was helped by having a valuation bias in its process, while Fidelity, a growth-driven money manager, benefited from defensive positioning predicated on a view that earnings visibility was lacking in sectors more geared to economic recovery. This same defensive positioning proved a detriment over the last part of the period but Fidelity exceeded the benchmark for the year.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Generally speaking, the Fund's managers' portfolios were positioned in anticipation of an economic recovery. While the managers all incrementally added exposure to stocks and sectors likely to benefit from economic recovery, both cyclical and growth, they varied in their emphasis on value, growth, and momentum. For most of the period, value-driven approaches fared better than their growth counterparts. The Fund's value managers outperformed by exploiting many oversold opportunities as investors were extremely punitive towards stocks falling short of earnings expectations. They also benefited from their avoidance of high priced stocks with strong earnings forecasts, which were aggressively sold off based on disappointing news. Their focus on valuation also had the beneficial byproduct of generally leading them to small and medium capitalization stocks which materially outperformed larger capitalization stocks.

In contrast, the Fund's growth managers generally attempted to increase exposure in areas the market perceived as improving. This proved mostly ineffective given an absence of sustained momentum in the market.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

The Fund hired Axiom International Investors LLC in March 2003 to replace Driehaus. Axiom has been very effective in its role since its hire, and has been the best performer, relative to the benchmark, among the Fund's money managers over this period.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The Fund's value managers (as opposed to the Fund's growth managers) were the most effective over the 12 months ended October 31. Value disciplines were effective at avoiding the market's downward trend through March 2003, but also proved effective at tapping into opportunities in oversold areas of the market that later benefited from economic recovery and improving investor sentiment.

Effective security selection was the chief contributor to the Fund's performance. The Fund's overweight positions in many strong performers, including Banca Intesa, Yahoo Japan, and Cie Ste. Gobain, provided solid gains to the Fund. The Fund's underweighted positions in BP, Sony, AMP, and Nestle were also significant contributors.

Country allocation contributed to positive Fund performance, with managers' rotation into Japan during the period proving to be particularly effective in capturing the strong Japanese share price recovery which began in April. The Fund began the period slightly underweight versus the benchmark to Japan, but the allocation was increased to a moderate overweight late in the period as managers saw improving fundamentals and pricing trends. An underweight to the poor performing United Kingdom also contributed. While limited by specified guidelines, the Fund's exposure to emerging markets was yet another source of positive performance from country allocation decisions. Emerging markets performed very well over this

                                               International Securities Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

period with the MSCI Emerging Markets Free Index up 48.74%.

Sector positioning, while contributing to the Fund's result, had only a minor impact. The Fund was, on average, overweight in technology stocks and underweight in energy, health care, and consumer staples securities versus the benchmark.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Market trends changed significantly during the period, with a three-year bear market seeming to reach its lowest point in March 2003. The ensuing period was marked by a strong market rally. Pacific markets fared best as the region's economies saw early benefits from a US-led global economic recovery. Europe lagged the Pacific region. The European Central Bank's conservative monetary policy and a strong Euro were frequently blamed for the region's sluggish economic growth. European stocks still managed to post gains of more than 10%, with the Euro's strength boosting returns to over 24%.

For the entire period, non-US developed markets, as measured by EAFE, were up more than 28%. The strong appreciation of foreign currencies in relation to the U.S. dollar accounted for a significant portion of this gain. EAFE in local currency terms rose only about 13% over the 12-month period. This trend was beneficial to unhedged US dollar investors in international markets. Capitalization size was also a key factor with small and medium capitalization stocks producing much stronger results than large capitalization stocks. Representative indices of these two capitalization groups, the Citigroup Global Markets Primary Market Index (larger capitalization stocks) and Extended Market Index (small and medium capitalization stocks), excluding the US, were up 28.06% and 45.69%, respectively.

The Fund's strategy of combining a diversified mix of investment processes fared well in this environment, as evidenced by its performance relative to its benchmark. Rotation in sector leadership during the period proved challenging for the Fund's growth-driven money managers. Few trends in stock prices proved persistent. This made it a particularly difficult environment for growth money managers, including the Fund's growth-driven money managers whose strategies focus on trying to exploit developing, sustained trends. However, the growth money managers provided some of the strongest results in the market rallies, including during September and October 2003. On the other hand, the Fund's value managers contributed the strongest benchmark relative results over the full period.

In addition, the Fund also benefited from a number of structural factors. Its modest tilt in emphasis towards medium capitalization stocks proved critical given performance trends favoring companies in this capitalization tier. Diversification by investment style also helped moderate the impact of growth-driven strategies on performance early in the period while facilitating participation in a growth-led rally late in the period.

Money Managers                                                            Styles


Alliance Capital Management, LP - Bernstein
  Investment Research & Management Unit             Value
AQR Capital Management, LLC                         Value
Axiom International Investors LLC                   Growth
Capital International, Inc.                         Growth
Delaware International Advisers, Ltd.               Value
Fidelity Management & Research Co.                  Growth
Marvin & Palmer Associates, Inc.                    Growth
Mastholm Asset Management, LLC                      Growth
Oechsle International Advisors, LLC                 Growth
The Boston Company Asset Management, LLC            Value

                              --------------------

* International Securities Fund Class S assumes initial investment on November 1, 1993.

**    Morgan Stanley Capital International Europe, Australia, Far East (MSCI
      EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

++ International Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ International Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

 42  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 89.8%
Australia - 3.9%
Alumina, Ltd.                                         150,800             638
Amcor, Ltd.                                           577,735           3,484
AMP Rights (Y)                                        237,300              14
AMP, Ltd.                                             239,372           1,118
Ansell, Ltd.                                              900               4
Australia & New Zealand Banking Group, Ltd.           228,490           2,886
Australia and New Zealand Bank Rights                  41,543             127
Australian Gas Light Co., Ltd.                         19,570             149
Australian Stock Exchange, Ltd.                        16,560             188
BHP Billiton, Ltd.                                    994,071           8,267
BHP Steel, Ltd.                                       197,200             758
Billabong International, Ltd.                          15,250              79
Boral, Ltd.                                            28,600             112
Brambles Industries, Ltd.                              75,900             252
CFS Gandel Retail Trust                                88,100              81
Coca-Cola Amatil, Ltd.                                  8,900              37
Cochlear, Ltd.                                          8,040             180
Coles Myer, Ltd.                                      455,943           2,514
Commonwealth Bank of Australia                         21,100             412
Commonwealth Property Office Fund                      68,400              56
CSL, Ltd. (AE)                                         18,860             227
CSR, Ltd.                                              72,700             109
David Jones, Ltd.                                      40,400              41
Deutsche Office Trust                                  46,800              37
Foster's Group, Ltd.                                1,595,198           5,173
Futuris Corp., Ltd.                                     9,800              11
General Property Trust                                 47,400              94
Iluka Resources, Ltd.                                   6,900              23
Insurance Australia Group, Ltd.                        19,900              63
James Hardie Industries NV                              1,000               5
Leighton Holdings, Ltd.                                 1,100               9
Lend Lease Corp., Ltd.                                 37,040             295
Macquarie Bank, Ltd.                                   32,000             791
Macquarie Infrastructure Group                         25,200              57
National Australia Bank, Ltd.                         342,174           7,427
News Corp., Ltd.                                      480,153           4,276
OneSteel, Ltd.                                         65,400             103
Orica, Ltd.                                           202,576           1,899
Origin Energy, Ltd.                                    20,900              64
PaperlinX, Ltd.                                        17,100              62
Promina Group, Ltd.                                    18,000              42
Publishing & Broadcasting, Ltd.                        22,890             196
Qantas Airways, Ltd.                                  123,339             316
QBE Insurance Group, Ltd.                             124,557             910
Rinker Group, Ltd.                                     93,870             423

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rio Tinto, Ltd.                                         8,096             205
Santos, Ltd.                                          423,000           1,834
Sons of Gwalia, Ltd. (AE)                               1,100               3
Stockland Trust Group                                  25,500              88
Suncorp-Metway, Ltd.                                    4,800              44
TABCORP Holdings, Ltd.                                  2,200              18
Telstra Corp., Ltd.                                   947,567           3,187
Wesfarmers, Ltd.                                        5,300             109
Westfield Trust                                        34,500              82
Westpac Banking Corp.                                 173,300           1,986
WMC Resources, Ltd. (AE)                              340,500           1,237
Woolworths, Ltd.                                       70,990             560
                                                                 ------------
                                                                       53,362
                                                                 ------------

Austria - 0.0%
Erste Bank der Oesterreichischen Sparkassen AG          3,500             387
OMV AG                                                  1,500             192
                                                                 ------------
                                                                          579
                                                                 ------------

Belgium - 0.9%
AGFA-Gevaert NV                                        30,049             746
Colruyt SA                                              4,400             399
Delhaize Group                                         21,300           1,011
Dexia                                                 139,570           2,198
Dexia (AE)                                             81,850               1
Electrabel                                              6,592           1,823
Fortis                                                 13,000             232
Fortis                                                232,846           4,139
KBC Bancassurance Holding                              24,000           1,018
Solvay SA                                               1,900             141
Umicore (AE)                                           17,900           1,089
                                                                 ------------
                                                                       12,797
                                                                 ------------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR                              7,228             331
Petroleo Brasileiro SA - ADR                           27,650             650
                                                                 ------------
                                                                          981
                                                                 ------------

Canada - 2.0%
Abitibi-Consolidated, Inc.                             71,400             480
Alcan, Inc.                                             6,700             267
ATI Technologies, Inc. (AE)                           111,300           1,594
Bank of Montreal                                          466              17
Bank of Nova Scotia                                    52,503           2,608
BCE, Inc.                                              43,100             976
Bombardier, Inc. Class B                              285,000           1,280
Cinram International, Inc.                             43,800             913

                                               International Securities Fund  43

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cognos, Inc. (AE)                                      10,300             355
CP Ships, Ltd. (AE)                                    43,200             818
Great-West Lifeco, Inc.                                35,000           1,084
Inco, Ltd. (AE)                                        70,500           2,340
Magna International, Inc. Class A                      17,000           1,364
Mi Devs Inc                                               600              15
Nortel Networks Corp. (AE)                            625,400           2,783
Petro-Canada                                           14,500             584
Placer Dome, Inc.                                      27,500             425
Research In Motion, Ltd. (AE)                          16,850             743
Royal Bank of Canada                                   28,000           1,349
Suncor Energy, Inc.                                    21,600             454
Talisman Energy, Inc.                                  58,700           2,868
TELUS Corp. (Non-voting shares)                        33,800             592
Thomson Corp. (The)                                    56,800           1,860
                                                                 ------------
                                                                       25,769
                                                                 ------------
Cayman Islands - 0.1%
Seagate Technology                                     39,600             910
                                                                 ------------

China - 0.5%
Aluminum Corp. of China, Ltd. Class H (AE)          1,756,000             904
China Petroleum & Chemical Corp. Class H            2,204,000             731
China Shipping Development Co., Ltd. Class H
   (AE)                                               340,000             223
China Telecom Corp., Ltd. Class H                   2,702,000             896
Huaneng Power International, Inc.                   1,544,000           2,366
Maanshan Iron & Steel Class H (AE)                  3,172,000             909
PetroChina Co., Ltd. Class H                        1,124,000             409
PICC Property and Casualty (AE)                        86,000              20
Sina Corp. (AE)                                         8,600             332
Sohu.com, Inc. (AE)                                     7,700             266
                                                                 ------------
                                                                        7,056
                                                                 ------------

Denmark - 0.7%
AP Moller - Maersk A/S                                     76             578
Coloplast A/S Class B (AE)                                200              17
D/S Svendborg Class B (AE)                                547           4,294
Danisco A/S                                               800              31
Danske Bank A/S                                        69,931           1,411
DSV DE Sammenslut Vogn A/S (AE)                           300              11
FLS Industries A/S Class B (AE)                         3,400              36
GN Store Nord (AE)                                      8,000              52

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ISS A/S                                                17,512             835
Novo-Nordisk A/S Class B                               37,819           1,360
TDC A/S                                                 5,200             167
                                                                 ------------
                                                                        8,792
                                                                 ------------

Estonia - 0.0%
Hansabank, Ltd.                                        28,900             658
                                                                 ------------

Finland - 1.0%
Elisa Communications OYJ (AE)                           5,600              67
Fortum OYJ                                            104,257             961
Nokia OYJ                                             256,635           4,359
Nokia OYJ - ADR                                        66,850           1,136
Outokumpu OYJ (AE)                                     29,100             352
Sampo OYJ Class A                                     209,442           1,763
Stora Enso OYJ                                         63,106             858
UPM-Kymmene OYJ                                       178,774           3,346
                                                                 ------------
                                                                       12,842
                                                                 ------------

France - 8.0%
Accor                                                  67,079           2,638
Air France                                              9,600             154
Air Liquide                                             6,802           1,008
Alcatel SA                                            175,128           2,311
Altran Technologies SA                                  9,700             120
Aventis SA                                            134,981           7,147
AXA                                                   227,770           4,316
BNP Paribas                                           166,450           8,745
Bouygues                                               37,100           1,009
Business Objects SA - ADR (AE)                         10,100             332
Caisse Nationale du Credit Agricole (AE)               33,140             704
Cap Gemini SA (AE)                                     23,113           1,165
Carrefour SA                                           77,566           4,072
Casino Guichard Perrachon SA                            2,200             201
Christian Dior SA                                      12,600             702
Cie de Saint-Gobain                                   122,087           5,151
Cie Generale D'Optique Essilor International SA
   (AE)                                                13,500             649
CNP Assurances                                         12,766             582
Credit Agricole SA Rights (AE)                         33,140               8
France Telecom (AE)                                   176,665           4,276
Groupe Danone (AE)                                     10,017           1,511
Klepierre (AE)                                            300              16
Lafarge SA                                             44,628           3,196
Lagardere S.C.A.                                        1,800              91
L'Oreal SA                                             29,843           2,206

 44  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton SA                    23,400           1,617
Michelin (C.G.D.E.) Class B                            33,499           1,314
Orange SA (AE)                                         33,579           1,867
Pernod-Ricard                                           4,000             386
Peugeot SA                                             40,590           1,741
Pinault-Printemps-Redoute                              14,490           1,476
Renault SA                                             28,800           1,905
Sanofi-Synthelabo SA                                   75,300           4,661
Schneider Electric SA                                  39,700           2,324
Societe Assurances Generales de France (AE)            70,554           3,724
Societe BIC SA (AE)                                       900              37
Societe Generale                                      102,722           7,631
Societe Television Francaise 1                         11,791             354
Suez SA                                                79,352           1,273
Technip SA                                              4,600             455
Thomson                                                95,000           2,001
Total SA                                               93,669          14,558
Total SA - ADR                                         33,036           2,579
Unibail (AE)                                            1,300             103
Valeo SA                                               29,603           1,108
Vivendi Universal SA                                  144,248           3,030
                                                                 ------------
                                                                      106,454
                                                                 ------------

Germany - 6.0%
Adidas-Salomon AG                                      27,564           2,554
Allianz AG                                             44,835           4,807
Altana AG                                              22,440           1,414
AMB Generali Holding AG                                 6,900             423
BASF AG                                                 9,900             454
Bayer AG                                              132,839           3,192
Bayerische Hypo-und Vereinsbank AG (AE)               127,528           2,809
Bayerische Motoren Werke AG                            84,891           3,400
Celesio AG                                              5,100             213
Continental AG (AE)                                    62,900           2,135
DaimlerChrysler AG                                     35,300           1,317
Deutsche Bank AG                                       75,051           4,950
Deutsche Genossenschafts-Hypothekenbank (AE)           30,300           1,522
Deutsche Lufthansa AG                                  77,254           1,212
Deutsche Post AG                                      187,991           3,617
Deutsche Telekom AG                                    94,100           1,482
E.ON AG                                                69,214           3,498
Epcos AG                                                1,200              25
Hannover Rueckversicherung AG (AE)                     40,500           1,177
HeidelbergCement AG (AE)                               31,540           1,347

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hypo Real Estate Holding (AE)                           4,757              83
Infineon Technologies AG (AE)                          49,700             733
KarstadtQuelle AG                                      50,100           1,245
LIndustriese AG (AE)                                    2,900             133
MAN AG (AE)                                            15,600             432
Merck KGaA                                              9,200             322
Metro AG                                               82,481           3,373
Muenchener Rueckversicherungs AG                       21,983           2,622
Muenchener Rueckversicherungs AG Rights (AE)           21,983             182
Puma AG Rudolf Dassler Sport                           15,256           2,225
RWE AG (AE)                                           118,548           3,294
SAP AG                                                 18,683           2,718
SAP AG - ADR                                            1,000              37
Siemens AG                                            154,820          10,438
Singulus Technologies AG (AE)                          28,100             679
ThyssenKrupp AG                                        31,026             518
T-Online International AG (AE)                        114,300           1,479
TUI AG                                                  4,400              77
Volkswagen AG                                         137,758           6,949
                                                                 ------------
                                                                       79,087
                                                                 ------------

Greece - 0.2%
Alpha Bank A.E (AE)                                    20,200             460
Hellenic Telecommunications Organization SA           136,089           1,538
Hellenic Telecommunications Organization SA -
   ADR                                                 26,000             149
                                                                 ------------
                                                                        2,147
                                                                 ------------

Hong Kong - 2.5%
Bank of East Asia                                     286,691             858
BOC Hong Kong Holdings, Ltd.                          847,200           1,467
Brilliance China Automotive Holdings, Ltd. (AE)     1,758,000             741
Cathay Pacific Airways, Ltd.                           20,000              38
Cheung Kong Holdings, Ltd.                            277,800           2,316
Cheung Kong Infrastructure Holdings, Ltd.              18,000              39
China Mobile Hong Kong, Ltd.                          472,500           1,342
CLP Holdings, Ltd.                                     41,000             185
CNOOC, Ltd.                                           780,000           1,471
Esprit Holdings, Ltd.                                  53,000             166
Hang Lung Properties, Ltd.                            466,000             609
Hang Seng Bank, Ltd.                                   54,400             680
Henderson Land Development                              8,000              34
Hong Kong & China Gas                                 552,000             764
Hong Kong Electric Holdings                           534,000           2,084

                                               International Securities Fund  45

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hong Kong Exchanges and Clearing, Ltd. (AE)            36,000              78
Hong Kong Land Holdings, Ltd.                         238,000             369
Hopewell Holdings                                      34,000              56
Hutchison Whampoa, Ltd.                               339,000           2,619
Hysan Development Co., Ltd.                             4,000               6
Jardine Matheson Holdings, Ltd.                       214,100           1,574
Johnson Electric Holdings, Ltd.                       178,000             230
Li & Fung, Ltd.                                     1,219,000           2,048
MTR Corp.                                             688,562             931
New World Development, Ltd.                            22,000              14
PCCW, Ltd. (AE)                                         8,000               6
Shangri-La Asia, Ltd.                                 207,000             199
Sino Land Co. (AE)                                  1,482,000             778
Sun Hung Kai Properties, Ltd.                         720,000           6,050
Swire Pacific, Ltd. Class A                           311,800           1,903
Techtronic Industries Co. (AE)                         16,000              44
Television Broadcasts, Ltd. (AE)                       36,000             171
Wharf Holdings, Ltd.                                1,074,862           2,706
Yue Yuen Industrial Holdings                           16,500              47
                                                                 ------------
                                                                       32,623
                                                                 ------------

Hungary - 0.1%
Gedeon Richter Rt.                                      7,300             751
                                                                 ------------
India - 0.2%
Reliance Industries, Ltd. - GDR (144A)                 54,200           1,163
State Bank of India, Ltd. - GDR                        40,300           1,211
                                                                 ------------
                                                                        2,374
                                                                 ------------

Indonesia - 0.1%
Bank Rakyat Indonesia (AE)                          2,758,000             284
Telekomunikasi Indonesia Tbk PT                     1,426,500           1,007
                                                                 ------------
                                                                        1,291
                                                                 ------------

Ireland - 0.4%
Allied Irish Banks PLC                                 53,773             788
Bank of Ireland                                       299,558           3,723
CRH PLC                                                   793              14
CRH PLC                                                70,747           1,271
                                                                 ------------
                                                                        5,796
                                                                 ------------

Israel - 0.1%
Teva Pharmaceutical Industries - ADR                   30,200           1,718
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Italy - 3.0%
Arnoldo Mondadori Editore SpA                          19,500             150
Assicurazioni Generali SpA                             11,700             269
Autostrade SpA (AE)                                    61,752             905
Banca Intesa SpA                                    2,896,808           9,765
Banca Popolare di Milano SCRL                          28,500             145
Banche Popolari Unite Scrl (AE)                        34,811             530
Banco Popolare di Verona e Novara Scrl                 69,886           1,081
Benetton Group SpA                                     11,300             134
Enel SpA                                               57,400             359
ENI-Ente Nazionale Idrocarburi SpA                    527,608           8,378
Fiat SpA (AE)                                         246,969           1,935
Finmeccanica SpA                                    2,429,460           1,731
Gruppo Editoriale L'Espresso SpA (AE)                  34,500             185
Italcementi SpA                                        32,800             395
Mediaset SpA                                          375,712           3,795
Parmalat Finanziaria SpA                              503,700           1,569
Riunione Adriatica di Sicurta SpA (AE)                 69,757           1,090
Saipem SpA                                             73,900             538
Sanpaolo IMI SpA                                      159,330           1,793
Telecom Italia                                        308,300             805
Telecom Italia SpA                                    804,092           1,395
Tiscali SpA (AE)                                        7,200              48
UniCredito Italiano SpA                               519,300           2,560
                                                                 ------------
                                                                       39,555
                                                                 ------------

Japan - 22.0%
77 Bank, Ltd. (The)                                   225,000           1,179
Acom Co., Ltd.                                          7,060             316
Advantest Corp.                                         8,000             596
Aeon Co., Ltd.                                         56,200           1,856
Aiful Corp.                                            31,260           1,976
Ajinomoto Co., Inc.                                    21,000             212
Alps Electric Co., Ltd.                                16,000             268
Amano Corp.                                             6,000              41
Aoyama Trading Co., Ltd.                                1,100              20
Asahi Glass Co., Ltd.                                  21,000             166
Autobacs Seven Co., Ltd.                                2,200              48
Bank of Fukuoka, Ltd. (The) (AE)                       96,200             402
Bank of Yokohama, Ltd. (The)                            3,000              13
Benesse Corp.                                          25,800             634
Bridgestone Corp.                                     194,000           2,541
Brother Industries, Ltd.                               11,000             102
Canon, Inc.                                           336,000          16,259
Central Glass Co., Ltd.                                15,000              95
Central Japan Railway Co.                                  24             210
Chubu Electric Power Co., Inc.                         12,900             259

 46  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citizen Watch Co., Ltd.                                65,000             533
Credit Saison Co., Ltd.                               150,650           3,152
Dai Nippon Printing Co., Ltd. (AE)                    123,400           1,906
Daicel Chemical Industries, Ltd.                       45,000             191
Daiichi Pharmaceutical Co., Ltd.                       28,000             428
Daikin Industries, Ltd.                                12,000             256
Daimaru, Inc.                                          22,000             130
Dainippon Ink and Chemicals, Inc.                       7,000              14
Dainippon Screen Manufacturing Co., Ltd.               26,000             186
Daito Trust Construction Co., Ltd.                     13,750             425
Daiwa House Industriesustry Co., Ltd.                 243,000           2,622
Daiwa Securities Group, Inc.                          217,000           1,587
Denki Kagaku Kogyo K K                                 64,000             194
Denso Corp.                                            72,200           1,369
Dentsu, Inc.                                              224           1,009
Dowa Mining Co.                                        54,000             292
East Japan Railway Co.                                    413           1,871
Eisai Co., Ltd.                                       197,100           4,626
FamilyMart Co., Ltd.                                    3,600              78
Fanuc, Ltd.                                             6,300             379
Fast Retailing Co., Ltd.                               48,900           2,971
Fuji Electric Holdings Co., Ltd.                       60,000             148
Fuji Heavy Industries, Ltd.                           217,000             985
Fuji Machine Manufacturing Co., Ltd.                   34,400             454
Fuji Photo Film Co., Ltd.                              71,000           2,093
Fuji Soft ABC, Inc.                                       700              21
Fujikura, Ltd.                                        106,000             637
Fujitsu Support and Service, Inc.                       3,900              72
Fujitsu, Ltd.                                           4,000              25
Funai Electric Co., Ltd.                                6,500             866
Futaba Corp.                                            7,900             197
Goodwill Group, Inc. (The) (AE)                           102             735
Gunze, Ltd.                                             6,000              27
Hankyu Department Stores                                8,000              59
Heiwa Corp.                                             5,900              85
Hirose Electric Co., Ltd.                              11,100           1,364
Hitachi Cable, Ltd.                                    28,000             111
Hitachi Chemical Co., Ltd.                             21,200             342
Hitachi Construction Machinery Co., Ltd.               39,000             509
Hitachi Maxell, Ltd.                                   14,000             197
Hitachi Zosen Corp. (AE)                               11,500              23
Hitachi, Ltd.                                         602,000           3,537
Hokkaido Electric Power Co., Inc.                       4,600              72
Hokuriku Electric Power Co.                             4,700              74
Honda Motor Co., Ltd.                                 177,100           6,992
Hoya Corp.                                             16,700           1,511
Ibiden Co., Ltd.                                        7,000              97

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Isetan Co., Ltd.                                       17,500             181
Isuzu Motors, Ltd. (AE)                                46,000              83
Itochu Corp.                                           49,000             165
Itochu Techno-Science Corp.                             2,700              91
Ito-Yokado Co., Ltd.                                   56,000           2,058
Jafco Co., Ltd.                                         1,800             154
Japan Radio Co., Ltd.                                  26,000             126
Japan Retail Fund Investment Corp. (AE)(o)                 16              94
Japan Telecom Holdings Co., Ltd.                          118             353
Japan Tobacco, Inc.                                        29             194
JFE Holdings, Inc.                                     29,200             746
JGC Corp.                                               2,000              17
JSR Corp.                                              18,000             381
Kaken Pharmaceutical Co., Ltd.                          6,000              30
Kamigumi Co., Ltd. (AE)                                14,000              91
Kaneka Corp.                                           17,000             133
Kansai Electric Power Co., Inc. (The)                  61,300           1,059
Kao Corp.                                             108,000           2,220
Kawasaki Heavy Industries, Ltd.                        55,000              70
Kawasaki Kisen Kaisha, Ltd.                           215,000             862
KDDI Corp.                                                574           3,117
Keyence Corp.                                           6,200           1,364
Kobayashi Pharmaceutical                                  800               9
Kokuyo Co., Ltd.                                        6,700              70
Komatsu, Ltd.                                          34,000             184
Konami Corp.                                            4,600             140
Konica Minolta Holdings, Inc.                         261,700           3,440
Koyo Seiko Co., Ltd.                                   26,000             265
Kubota Corp.                                            8,000              29
Kyocera Corp.                                           7,000             422
Kyorin Pharmaceutical Co., Ltd.                         8,000             120
Kyushu Electric Power Co., Inc.                        40,500             669
Lawson, Inc.                                           50,500           1,929
Mabuchi Motor Co., Ltd.                                24,000           1,829
Makita Corp.                                           18,000             178
Marubeni Corp.                                         74,000             133
Marui Co., Ltd. (AE)                                   41,100             522
Matsui Securities Co., Ltd.                            74,400           1,787
Matsumotokiyoshi Co., Ltd.                             31,200           1,569
Matsushita Electric Industrial Co., Ltd.              498,000           6,564
Meiji Milk Product                                      8,000              30
Meitec Corp.                                            5,700             204
Millea Holdings, Inc.                                     308           3,670
Minebea Co., Ltd.                                     288,000           1,640
Mitsubishi Corp.                                       82,000             851
Mitsubishi Electric Corp.                             172,000             768
Mitsubishi Estate Co., Ltd.                           311,000           2,982
Mitsubishi Gas Chemical Co., Inc. (AE)                 18,000              51

                                               International Securities Fund  47

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsubishi Heavy Industries, Ltd.                     244,000             670
Mitsubishi Motors Corp.                               133,000             286
Mitsubishi Securities Co., Ltd.                        36,000             409
Mitsubishi Tokyo Financial Group, Inc.                    862           6,194
Mitsui & Co., Ltd.                                    295,000           2,147
Mitsui Chemicals, Inc.                                 29,000             169
Mitsui Engineering & Shipbuilding                      59,000              91
Mitsui Fudosan Co., Ltd.                               84,000             782
Mitsui OSK Lines, Ltd.                                266,000           1,082
Mitsui Sumitomo Insurance Co., Ltd.                   261,000           2,151
Mitsui Trust Holdings, Inc.                            20,000             106
Mitsumi Electric Co., Ltd.                              4,500              47
Mizuho Financial Group, Inc. (AE)                         202             494
Murata Manufacturing Co., Ltd.                        122,200           6,947
Namco, Ltd.                                             7,400             204
NEC Corp.                                             307,000           2,712
Nichicon Corp.                                         16,400             191
Nichii Gakkan Co.                                       1,160              63
Nichirei Corp.                                          4,000              13
Nidec Corp.                                            10,400           1,008
Nikko Cordial Corp.                                   349,000           1,883
Nikon Corp. (AE)                                       23,000             349
Nintendo Co., Ltd.                                      7,300             564
Nippon Electric Glass Co., Ltd.                        35,000             643
Nippon Express Co., Ltd.                              454,000           2,048
Nippon Light Metal Co. (AE)                            91,000             234
Nippon Meat Packers, Inc.                             119,000           1,187
Nippon Oil Corp.                                       31,000             153
Nippon Sanso Corp.                                     27,000             112
Nippon Sheet Glass Co., Ltd.                           50,000             154
Nippon Shokubai Kagaku Kogyo Co.                       13,000              91
Nippon Steel Corp.                                    369,000             759
Nippon Telegraph & Telephone Corp.                        651           2,908
Nippon Yusen Kabushiki Kaisha                          25,000             106
Nishimatsu Construction Co., Ltd.                      13,000              54
Nishimatsuya Chain Co., Ltd.                            4,300             129
Nissan Motor Co., Ltd.                                934,600          10,473
Nisshin Seifun Group, Inc.                              1,000               8
Nisshin Steel Co., Ltd.                                97,000             193
Nitto Denko Corp.                                      62,000           3,254
NOK Corp.                                             106,000           4,175
Nomura Holdings, Inc.                                 249,000           4,276
Nomura Research Institute, Ltd. (AE)                      200              20
NSK, Ltd.                                             232,300             957
NTN Corp.                                              58,000             302
NTT Data Corp. (AE)                                        44             195
NTT DoCoMo, Inc.                                          840           1,819
OJI Paper Co., Ltd.                                    30,000             160
Olympus Corp.                                          67,300           1,475

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ono Pharmaceutical Co., Ltd.                            1,600              56
Onward Kashiyama Co., Ltd.                              1,000              11
ORIX Corp.                                             40,000           3,366
Pacific Metals Co., Ltd. (AE)                          31,000             148
Pentax Corp. (AE)                                     197,000             873
Pioneer Corp.                                             600              15
Promise Co., Ltd.                                      41,400           1,860
Resona Holdings, Inc. (AE)                             55,000              81
Ricoh Co., Ltd.                                       130,000           2,466
Rinnai Corp.                                           66,200           1,584
Rohm Co., Ltd.                                         31,040           4,184
Sammy Corp.                                             4,300             144
Sanken Electric Co., Ltd.                              23,000             255
Sankyo Co., Ltd.                                        6,700             224
Sankyo Co., Ltd.                                       50,200             804
Sankyo Seiki MFG Co., Ltd. (AE)                        10,000              77
Sanyo Shokai, Ltd. (AE)                                13,000              80
Sawai Pharmaceutical Co., Ltd. (AE)                     9,800             345
Secom Co., Ltd. (AE)                                   29,000           1,134
Seino Transportation Co., Ltd.                         27,000             190
Sekisui Chemical Co., Ltd.                            203,800           1,003
Sekisui House, Ltd.                                   139,700           1,371
SFCG Co., Ltd.                                         11,550           1,683
Sharp Corp.                                           144,000           2,267
Shimachu Co., Ltd.                                     21,600             422
Shimamura Co.                                           6,800             473
Shin-Etsu Chemical Co., Ltd.                          113,450           4,221
Shinko Electric Industries                              1,100              27
Shionogi & Co., Ltd.                                   23,000             386
Shiseido Co., Ltd.                                     85,000             892
Showa Shell Sekiyu KK                                  16,100             129
Skylark Co., Ltd.                                      86,200           1,420
SMC Corp.                                               9,900           1,191
Snow Brand Milk Products Co., Ltd. (AE)                 4,500              14
Softbank Corp.                                         88,900           4,569
Softbank Investment Corp. (AE)                            274             917
Sompo Japan Insurance, Inc.                            42,000             348
Sony Corp.                                             30,300           1,056
Stanley Electric Co., Ltd.                             42,600             907
Sumisho Lease Co., Ltd.                                10,500             323
Sumitomo Bakelite Co., Ltd.                           144,000             884
Sumitomo Chemical Co., Ltd.                           343,000           1,279
Sumitomo Corp.                                        133,000             923
Sumitomo Electric Industries, Ltd.                     44,000             378
Sumitomo Heavy Industries, Ltd.                       101,000             223
Sumitomo Mitsui Financial Group, Inc.                     619           3,114
Sumitomo Osaka Cement Co., Ltd.                        40,000              74

 48  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd.               110,000           1,021
Sumitomo Trust & Banking Co., Ltd. (The)               22,000             123
Suzuken Co., Ltd.                                      18,900             585
Suzuki Motor Corp.                                     72,000           1,041
Takeda Chemical Industries, Ltd.                      190,100           6,727
Takefuji Corp.                                          1,950             115
Tamron Co., Ltd. (AE)                                  24,000           1,343
TDK Corp.                                              31,000           2,030
Terumo Corp.                                           19,600             373
THK Co., Ltd.                                         109,400           2,219
TIS, Inc.                                               5,400             190
Tohoku Electric Power Co., Inc.                        68,500           1,110
Tokyo Electric Power Co., Inc. (The)                   43,800             934
Tokyo Electron, Ltd.                                   91,000           6,523
Tokyo Gas Co., Ltd.                                     5,000              17
Tokyo Steel Manufacturing Co., Ltd.                    11,200             109
Tokyu Corp.                                           285,000           1,413
Toppan Printing Co., Ltd.                              22,000             202
Toray Industries, Inc.                                230,000             956
Toshiba Corp.                                          69,000             277
Tostem Inax Holding Corp.                              33,000             588
Toto, Ltd.                                             73,000             608
Toyo Seikan Kaisha, Ltd.                               10,000             117
Toyoda Gosei Co., Ltd.                                 45,800           1,354
Toyota Motor Corp.                                    296,600           8,445
Ube Industries, Ltd. (AE)                              34,000              73
UFJ Holdings, Inc.                                      1,356           5,797
Uni-Charm Corp.                                         4,700             219
Uniden Corp.                                            8,000             152
UNY Co., Ltd.                                          93,000             968
USS Co., Ltd. (AE)                                     10,560             750
Victor Co. of Japan, Ltd. (AE)                         12,000             108
West Japan Railway Co.                                    442           1,644
World Co., Ltd.                                         2,400              65
Yahoo Japan Corp. (AE)                                    274           4,063
Yakult Honsha Co., Ltd.                                 1,000              16
Yamaha Corp.                                          178,500           3,596
Yamaha Motor Co., Ltd.                                186,000           2,110
Yamanouchi Pharmaceutical Co., Ltd.                    16,200             407
Yamato Transport Co., Ltd.                             26,000             346
Yaskawa Electric Corp. (AE)                           174,000           1,132
Zeon Corp. (AE)                                       156,000           1,419
                                                                 ------------
                                                                      290,412
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Luxembourg - 0.3%
Arcelor                                                50,000             718
Arcelor                                               154,289           2,201
Arcelor                                                43,733             620
                                                                 ------------
                                                                        3,539
                                                                 ------------

Mexico - 0.3%
America Movil SA de CV Series L - ADR                  26,500             631
Coca-Cola Femsa SA - ADR (AE)                          40,500             818
Grupo Televisa SA - ADR (AE)                            9,100             353
Telefonos de Mexico SA de CV - ADR (AE)                49,650           1,596
                                                                 ------------
                                                                        3,398
                                                                 ------------

Netherlands - 5.5%
ABN AMRO Holding NV                                   282,970           5,938
Aegon NV                                              235,135           3,083
Akzo Nobel NV                                          62,225           1,968
ASML Holding NV (AE)                                  167,300           2,904
Buhrmann NV                                            47,777             428
DSM NV                                                 65,000           2,980
Euronext NV                                            36,849             902
European Aeronautic Defense and Space Co.              35,900             730
Heineken Holding NV Class A                             9,000             281
Heineken NV                                            99,160           3,539
Hunter Douglas NV                                      34,591           1,295
ING Groep NV                                          358,613           7,446
KLM-Koninklijke Luchtvaart Mij NV                       8,100             131
Koninklijke Ahold NV (AE)                              83,100             703
Koninklijke Philips Electronics NV                    235,147           6,339
Koninklijke Philips Electronics NV                     55,850           1,499
Numico NV (AE)                                         83,600           1,886
OCE NV                                                  6,000              80
Qiagen NV                                              10,700             125
Reed Elsevier NV                                      219,290           2,442
Royal Dutch Petroleum Co.                               6,500             288
Royal Dutch Petroleum Co.                             288,485          12,800
Royal KPN NV (AE)                                     584,818           4,446
TPG NV                                                  2,200              47
Unilever NV                                            39,588           2,300
Vedior NV                                              37,168             536
Versatel Telecom International NV (AE)                407,600             938
VNU NV                                                149,860           4,564
Wolters Kluwer NV                                     129,535           1,821
                                                                 ------------
                                                                       72,439
                                                                 ------------

                                               International Securities Fund  49

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New Zealand - 0.4%
Carter Holt Harvey, Ltd.                              318,400             358
Telecom Corp. of New Zealand, Ltd.                  1,547,957           4,604
                                                                 ------------
                                                                        4,962
                                                                 ------------

Norway - 0.6%
DnB Holding ASA                                       116,008             677
Gjensidige NOR ASA                                      8,767             360
Norsk Hydro ASA                                        50,300           2,831
Norske Skogindustrier ASA                              16,400             312
Statoil ASA                                           246,330           2,316
Telenor ASA (AE)                                      178,100             970
                                                                 ------------
                                                                        7,466
                                                                 ------------

Portugal - 0.2%
Electricidade de Portugal SA                          625,590           1,418
Portugal Telecom SGPS SA                               97,261             817
                                                                 ------------
                                                                        2,235
                                                                 ------------

Russia - 0.1%
LUKOIL - ADR                                            2,600             210
Mobile TeleSystems - ADR                               19,900           1,542
                                                                 ------------
                                                                        1,752
                                                                 ------------

Singapore - 1.5%
CapitaLand, Ltd.                                       16,000              15
City Developments, Ltd. (AE)                          358,000           1,244
ComfortDelgro Corp., Ltd. (AE)                         28,000              12
Cycle & Carriage, Ltd.                                 13,000              45
DBS Group Holdings, Ltd.                              643,800           5,288
Flextronics International, Ltd. (AE)                   85,000           1,190
Fraser & Neave, Ltd.                                   16,000             112
Keppel Corp., Ltd.                                     27,000              92
MobileOne, Ltd.                                       991,000             774
NatSteel, Ltd.                                         41,000              49
Neptune Orient Lines, Ltd. (AE)                       886,000           1,130
Oversea-Chinese Banking Corp.                         354,120           2,461
Overseas Union Enterprise, Ltd.                         4,000              16
SembCorp Marine, Ltd.                                  12,000               7
Singapore Airlines, Ltd.                               76,000             528
Singapore Exchange, Ltd.                              188,000             179
Singapore Land, Ltd.                                    6,000              13
Singapore Press Holdings, Ltd.                        127,000           1,437
Singapore Technologies Engineering, Ltd. (AE)         110,000             122
Singapore Telecommunications, Ltd.                  1,075,000           1,062
SMRT Corp., Ltd.                                        4,000               1
United Overseas Bank, Ltd.                            362,753           2,834

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Overseas Land, Ltd.                             25,000              28
Venture Corp., Ltd.                                   108,000           1,172
                                                                 ------------
                                                                       19,811
                                                                 ------------

South Africa - 0.1%
MTN Group, Ltd. (AE)                                  242,900             870
Nedcor, Ltd.                                           78,500             717
                                                                 ------------
                                                                        1,587
                                                                 ------------

South Korea - 0.9%
Daewoo Heavy Industries & Machinery, Ltd. (AE)         63,900             437
Hanjin Shipping (AE)                                   63,200             892
Korea Electric Power Corp. - ADR                       98,000           1,063
LG Electronics, Inc.                                   28,010           1,451
NCSoft Corp. (AE)                                       2,000             106
Nextel, Inc. (AE)                                      25,142             868
NHN Corp. (AE)                                          1,980             253
POSCO - ADR                                            24,500             710
Samsung Electronics - GDR                               9,190           1,838
Samsung Electronics Co., Ltd.                           9,420           3,741
                                                                 ------------
                                                                       11,359
                                                                 ------------

Spain - 3.4%
Acerinox SA                                            13,866             604
ACS Actividades Cons y Serv                             4,300             181
Altadis SA                                            103,804           2,517
Amadeus Global Travel Distribution Class A             76,800             482
Antena 3 Television SA (AE)                             2,693              87
Banco Bilbao Vizcaya Argentaria SA                    379,292           4,352
Banco Popular Espanol SA                               12,379             644
Banco Santander Central Hispano SA                    605,344           5,806
Corp Mapfre SA                                         69,910             871
Endesa SA                                             164,865           2,616
Fomento de Construcciones Y Contratas SA               20,755             677
Grupo Dragados SA                                     105,104           2,147
Iberdrola SA                                          206,250           3,441
Iberia Lineas Aereas de Espana                        113,000             276
Inditex SA                                             62,400           1,289
Industriesra Sistemas SA (AE)                          22,000             248
NH Hoteles SA (AE)                                      3,000              34
Repsol YPF SA                                         104,000           1,814
Repsol YPF SA - ADR                                    92,216           1,602
Sogecable SA (AE)                                      17,200             439
Telefonica SA                                       1,165,587          14,497
                                                                 ------------
                                                                       44,624
                                                                 ------------

 50  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sweden - 1.8%
Assa Abloy AB Class B                                  77,100             761
Atlas Copco AB Class A                                 34,300           1,205
Atlas Copco AB Class B                                  3,900             127
Autoliv, Inc.                                          72,198           2,379
Electrolux AB Series B                                 35,500             728
ForeningsSparbanken AB                                 73,800           1,230
Hennes & Mauritz AB Class B                           117,144           2,485
Investor AB Class B                                   148,670           1,334
Modern Times Group AB Class B (AE)                      5,200              98
Nordea AB                                             169,100           1,049
OMHEX AB (AE)                                           8,600              88
Sandvik AB                                             21,000             625
Securitas AB Class B                                   52,626             648
Skandinaviska Enskilda Banken AB Class A                8,000              96
Skanska AB Class B                                      6,600              46
Svenska Cellulosa AB Class B                           51,500           1,944
Svenska Handelsbanken Class A                          76,249           1,344
Swedish Match AB                                        1,000               8
Telefonaktiebolaget LM Ericsson Class B (AE)        1,511,599           2,597
TeliaSonera AB                                        287,293           1,256
Volvo AB Series A                                       5,700             153
Volvo AB Series B                                     108,643           3,036
WM-data AB Class B (AE)                                42,000              82
                                                                 ------------
                                                                       23,319
                                                                 ------------

Switzerland - 5.8%
ABB, Ltd. (AE)                                          5,200              31
Adecco SA                                             130,262           7,682
Barry Callebaut AG                                      2,950             464
Ciba Specialty Chemicals AG (AE)                          900              60
Clariant AG (AE)                                       86,453           1,217
Compagnie Financiere Richemont AG Class A (AE)        178,875           4,025
Converium Holding AG (AE)                              11,900             586
Credit Suisse Group                                   316,923          11,166
Georg Fischer AG (AE)                                     139              23
Givaudan                                                2,031             916
Holcim, Ltd.                                           30,982           1,304
Nestle SA                                              33,759           7,433
Novartis AG Class G                                   267,974          10,213
PubliGroupe SA (AE)                                        84              21
Roche Holding AG                                       85,535           7,078
Serono SA                                               3,480           2,403
SGS Holding                                             4,681           2,643
STMicroelectronics NV                                     100               3

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
STMicroelectronics NV                                  29,300             780
Sulzer AG                                               1,374             327
Swatch Group AG Class B (AE)                            1,200             128
Swiss Life Holding (AE)                                 3,174             538
Swiss Reinsurance                                      49,040           3,087
Swisscom AG                                             5,278           1,536
Synthes-Stratec, Inc.                                   1,012             929
UBS AG                                                126,891           7,792
Valora Holding AG                                         397              92
Xstrata PLC                                            32,500             334
Zurich Financial Services AG (AE)                      25,326           3,243
                                                                 ------------
                                                                       76,054
                                                                 ------------

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (AE)                                           284,882           3,151
United Microelectronics Corp. - ADR (AE)              156,870             824
                                                                 ------------
                                                                        3,975
                                                                 ------------

Thailand - 0.1%
Advanced Info Service PCL                              86,000             130
Bangkok Bank PCL (AE)                                 127,000             298
Siam Cement PLC                                       178,600           1,012
                                                                 ------------
                                                                        1,440
                                                                 ------------

United Kingdom - 16.6%
3i Group PLC                                          177,678           1,869
Abbey National PLC                                     63,700             608
Alliance & Leicester PLC                               14,800             223
Allied Domecq PLC                                     409,202           2,738
Amvescap PLC                                            5,600              44
Anglo American PLC                                     58,910           1,206
ARM Holdings PLC (AE)                                  81,100             157
Associated British Foods PLC                           29,900             278
AstraZeneca PLC                                       151,634           7,202
AstraZeneca PLC                                        54,507           2,560
Avis Europe PLC                                       390,356             735
Aviva PLC                                             456,734           3,747
AWG PLC (AE)                                           69,048             605
BAA PLC                                               151,696           1,200
BAE Systems PLC                                     1,209,229           3,755
Barclays PLC                                          580,697           4,898
Barratt Developments PLC                               43,100             358
BG Group PLC                                        1,423,526           6,492
BHP Billiton PLC                                      400,357           3,144
BOC Group PLC                                         148,478           2,024
Boots Group PLC                                       529,254           6,399

                                               International Securities Fund  51

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BP PLC                                              1,189,761           8,258
Bradford & Bingley PLC                                 70,100             374
Brambles Industries PLC                               680,479           2,061
British Airways PLC                                   652,508           2,303
British American Tobacco PLC                          157,300           1,902
British Land Co. PLC                                    1,800              16
British Sky Broadcasting PLC (AE)                     224,383           2,437
BT Group PLC                                          614,800           1,935
Bunzl PLC                                             219,012           1,710
Cable & Wireless PLC                                      400               1
Cadbury Schweppes PLC                                 368,528           2,362
Canary Wharf Group PLC (AE)                               900               4
Centrica PLC                                          637,500           1,996
Colt Telecom Group PLC (AE)                           360,000             631
Compass Group PLC                                     112,669             650
Corus Group PLC (AE)                                4,377,020           1,783
CPR Top Trimestriel Class D (AE)                        9,600             123
Davis Service Group PLC                                13,200              85
De La Rue PLC                                           4,300              20
Debenhams PLC                                         121,000             957
Diageo PLC                                            173,733           2,048
Dixons Group PLC                                       11,100              26
EMI Group PLC                                         408,900           1,214
Enterprise Inns PLC                                    61,300             880
Firstgroup PLC                                         13,900              71
GKN PLC                                               874,554           4,096
GlaxoSmithKline PLC                                   732,365          15,683
Granada PLC                                             4,900              10
GUS PLC                                               332,432           4,062
HBOS PLC                                              431,667           5,021
HSBC Holdings PLC                                      91,501           1,379
HSBC Holdings PLC                                     621,567           9,334
Imperial Chemical Industries PLC                       36,100             119
Inchcape PLC (AE)                                       6,600             153
InterContinental Hotels Group PLC                     645,093           5,854
International Power PLC (AE)                          160,000             362
InvenSystem PLC (AE)                                  152,300              78
J Sainsbury PLC                                       412,375           1,982
Johnston Press PLC                                      2,300              18
Kelda Group PLC                                        61,300             462
Kesa Electricals PLC (AE)                             208,166             862
Kingfisher PLC                                        853,023           4,089
Land Securities Group PLC                               3,600              55
Lastminute.com PLC (AE)                               235,700           1,186
Lloyds TSB Group PLC                                  779,093           5,411
LogicaCMG PLC (AE)                                     39,200             204
Man Group PLC                                          36,409             895
Marks & Spencer Group PLC                             581,615           2,840
mmO2 PLC (AE)                                         310,200             337

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MyTravel Group PLC                                    287,400              90
National Grid Transco PLC                             113,600             725
Next PLC                                               42,300             847
Northern Foods PLC                                     99,500             244
Old Mutual PLC                                        244,800             425
Pearson PLC                                           101,900           1,055
Pennon Group PLC                                       20,700             224
Persimmon PLC                                         107,000             843
Prudential PLC                                        171,237           1,329
Reckitt Benckiser PLC                                  18,700             393
Reed Elsevier PLC                                     407,857           3,170
Reuters Group PLC                                     133,900             583
Rexam PLC                                             260,300           1,899
Rio Tinto PLC                                         213,946           5,188
Rolls-Royce Group PLC                                 108,100             348
Royal & Sun Alliance Insurance Group                  752,214           1,120
Royal Bank of Scotland Group PLC                      247,800           6,640
SABMiller PLC                                           6,200              52
Safeway PLC                                           369,734           1,820
Scottish & Southern Energy PLC                        188,378           1,961
Scottish Power PLC                                     71,900             427
Severn Trent PLC                                       11,100             133
Shell Transport & Trading Co. PLC                   1,195,061           7,463
Smith & Nephew PLC                                    228,754           1,818
Smiths Group PLC                                       70,800             843
SSL International PLC (AE)                              3,400              17
Stagecoach Group PLC                                  208,200             275
Standard Chartered PLC                                201,798           3,228
Tate & Lyle PLC                                        76,100             398
Taylor Woodrow PLC                                    223,297             849
Tesco PLC                                             352,100           1,412
Trinity Mirror PLC                                     72,700             667
Unilever PLC                                          356,337           3,039
United Business Media PLC                             106,963             842
United Utilities PLC                                   48,400             387
Vodafone Group PLC                                  8,749,839          18,373
Whitbread PLC                                         111,190           1,417
Willis Group Holdings, Ltd. (AE)                       25,500             849
Wimpey George PLC                                     228,200           1,266
                                                                 ------------
                                                                      221,240
                                                                 ------------

United States - 0.1%
Berkeley Group PLC (AE)                                 2,300              30
Mitchells & Butlers PLC (AE)                          480,849           1,897
                                                                 ------------
                                                                        1,927
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,028,280)                                                   1,187,081
                                                                 ------------

 52  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 0.1%
Cayman Islands - 0.1%
SMFG Finance, Ltd.
   2.250% due 07/11/05                                 51,000             842
                                                                 ------------
United Kingdom - 0.0%
Credit Suisse Group Finance Guernsey, Ltd.
   6.000% due 07/11/05                                    190             202
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $787)                                                             1,044
                                                                 ------------
                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

Options Purchased - 0.1%
Belgium - 0.0%
Bel20 Index Futures
   Nov 2003 2,150.60 Call (7)                             350              83
                                                                 ------------

Switzerland - 0.1%
Swiss Market Index Futures
   Dec 2003 5,129.53 Put (77)                           2,958             337
   Dec 2003 5,357.37 Put (74)                           2,969             357
                                                                 ------------
                                                                          694
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $642)                                                               777
                                                                 ------------

                                                  PRINCIPAL
                                                    AMOUNT
                                                     ($)
                                                  OR SHARES
                                                 ------------
Preferred Stocks - 0.5%
Australia - 0.0%
News Corp., Ltd.                                       40,900             301
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR                              9,000             364
Telecomunicacoes Brasileiras SA - ADR                  19,600             675
                                                                 ------------
                                                                        1,039
                                                                 ------------

Germany - 0.4%
Fresenius AG                                           35,400           2,263
Fresenius Medical Care AG                               2,700             111
Hugo Boss AG                                            8,975             183
ProSieben SAT.1 Media AG                               88,425           1,362
Volkswagen AG                                          21,200             722
Wella AG                                                9,164             730
                                                                 ------------
                                                                        5,371
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $5,550)                                                           6,711
                                                                 ------------

SHORT-TERM INVESTMENTS - 8.7%
United States - 8.7%
Frank Russell Investment Company
   Money Market Fund                              100,645,000         100,645
United States Treasury Bill (c)(y)(s)
   0.970% due 11/28/03                                  3,600           3,598
   0.935% due 12/11/03                                 11,000          10,989
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $115,225)                                                       115,232
                                                                 ------------

TOTAL INVESTMENTS - 99.2%
(identified cost $1,150,484)                                        1,310,845

OTHER ASSETS AND LIABILITIES
NET - 0.8%                                                             10,403
                                                                 ------------

NET ASSETS - 100.0%                                                 1,321,248
                                                                 ============


  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  53

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                   NOTIONAL         MARKET
FUTURES CONTRACTS                                   AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Long Positions
AEX Index (Germany)
   expiration date 11/03 (41)                           3,151             (34)

CAC-40 Index (France)
   expiration date 11/03 (100)                          3,928              29

CAC-40 Index (France)
   expiration date 12/03 (246)                          9,677             446

DAX Index (Germany)
   expiration date 12/03 (136)                         14,463             (69)

DJ STOXX 50 Index (EMU)
   expiration date 12/03 (811)                         24,371            (136)

FTSE-100 Index (UK)
   expiration date 12/03 (403)                         29,386             174

Hang Seng Index (Hong Kong)
   expiration date 11/03 (120)                          9,345              85

IBEX Plus Index (Spain)
   expiration date 11/03 (84)                           6,967              73

SPI 200 Index (Australia)
   expiration date 12/03 (110)                          6,359             156

TOPIX Index (Japan)
   expiration date 12/03 (336)                         31,985           1,097

Short Positions
CAC-40 Index (France)
   expiration date 11/03 (73)                           2,867            (109)

MIB-30 (Italy)
   expiration date 12/03 (25)                           3,783             (38)

SPI 200 Index (Australia)
   expiration date 12/03 (84)                           4,856            (112)
                                                                 ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                               1,562
                                                                 ============

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(Number of Contracts)                                 $               $
-----------------------------------------------------------------------------

Luxembourg
Bel20 Index Futures
   Nov 2003 2,150.60 Put (7)                              350             (81)

Switzerland
Swiss Market Index Futures
   Dec 2003 5,129.53 Call (77)                          2,958            (289)
   Dec 2003 5,357.37 Call (74)                          2,969            (277)
                                                                 ------------

Total Liability for Options Written (premiums
   received $640)                                                        (647)
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 54  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               1      AUD             1    11/03/03                 --
USD               3      AUD             4    11/03/03                 --
USD             684      AUD         1,000    12/17/03                 22
USD           2,773      AUD         4,200    12/17/03                192
USD           2,826      AUD         4,130    12/17/03                 90
USD           2,970      AUD         4,500    12/17/03                207
USD             344      CHF           457    11/03/03                 (2)
USD              25      CHF            33    11/04/03                 --
USD             222      CHF           297    11/05/03                  1
USD             511      CHF           670    11/14/03                 (9)
USD           1,034      CHF         1,420    11/14/03                 30
USD             690      CHF           968    01/30/04                 36
USD             266      DKK         1,680    12/17/03                 (3)
USD              20      EUR            17    11/03/03                 --
USD              54      EUR            46    11/03/03                 --
USD             152      EUR           130    11/03/03                 (1)
USD             188      EUR           161    11/03/03                 --
USD             352      EUR           301    11/03/03                 (3)
USD              15      EUR            13    11/04/03                 --
USD              24      EUR            21    11/04/03                 --
USD             258      EUR           222    11/04/03                 --
USD               8      EUR             7    11/05/03                 --
USD             147      EUR           126    11/05/03                 --
USD           1,240      EUR         1,050    11/14/03                (20)
USD           2,316      EUR         2,050    11/14/03                 66
USD           1,166      EUR         1,000    12/17/03                 (5)
USD           1,170      EUR         1,000    12/17/03                 (9)
USD           1,171      EUR         1,000    12/17/03                (10)
USD           1,688      EUR         1,500    12/17/03                 53
USD           1,749      EUR         1,500    12/17/03                 (7)
USD           2,135      EUR         1,900    12/17/03                 71
USD           2,325      EUR         2,000    12/17/03                 (3)
USD           2,330      EUR         2,000    12/17/03                 (8)
USD           2,333      EUR         2,000    12/17/03                (11)
USD           2,538      EUR         2,160    12/17/03                (30)
USD           4,007      EUR         3,500    12/17/03                 56
USD          20,288      EUR        18,000    12/17/03                609
USD          23,675      EUR        21,000    12/17/03                704
USD              35      GBP            21    11/03/03                 --
USD              78      GBP            46    11/03/03                 --
USD             127      GBP            74    11/03/03                 (1)
USD             258      GBP           152    11/03/03                  1
USD             292      GBP           171    11/03/03                 (2)
USD               6      GBP             4    11/04/03                 --
USD             131      GBP            77    11/04/03                 --

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              48      GBP            28    11/05/03                 --
USD             178      GBP           105    11/05/03                 --
USD             473      GBP           280    11/14/03                  1
USD             896      GBP           560    11/14/03                 53
USD           1,658      GBP         1,000    12/17/03                 33
USD           3,279      GBP         2,000    12/17/03                103
USD           4,773      GBP         3,000    12/17/03                300
USD           4,932      GBP         3,100    12/17/03                310
USD           9,552      GBP         6,000    12/17/03                594
USD          10,349      GBP         6,500    12/17/03                642
USD              18      HKD           141    11/03/03                 --
USD              64      HKD           494    11/03/03                 --
USD             104      HKD           805    11/03/03                 --
USD              57      HKD           439    11/04/03                 --
USD             104      HKD           810    11/04/03                 --
USD             135      HKD         1,050    11/04/03                 --
USD              20      HKD           156    11/06/03                 --
USD             249      HKD         1,920    12/17/03                 (2)
USD             288      IDR     2,437,383    11/10/03                 (1)
USD               7      JPY           739    11/04/03                 --
USD              20      JPY         2,164    11/04/03                 --
USD              21      JPY         2,301    11/04/03                 --
USD              22      JPY         2,396    11/04/03                 --
USD              28      JPY         3,052    11/04/03                 --
USD              34      JPY         3,664    11/04/03                 (1)
USD              76      JPY         8,262    11/04/03                 (1)
USD              77      JPY         8,285    11/04/03                 (1)
USD              86      JPY         9,305    11/04/03                 (1)
USD             157      JPY        16,970    11/04/03                 (3)
USD             170      JPY        18,490    11/04/03                 (1)
USD             317      JPY        34,348    11/04/03                 (5)
USD             443      JPY        47,870    11/04/03                 (8)
USD               7      JPY           740    11/05/03                 --
USD               9      JPY           920    11/05/03                 --
USD              22      JPY         2,343    11/05/03                 --
USD              39      JPY         4,216    11/05/03                 (1)
USD              74      JPY         8,023    11/05/03                 (1)
USD             135      JPY        14,592    11/05/03                 (2)
USD             239      JPY        25,994    11/05/03                 (2)
USD             709      JPY        76,631    11/05/03                (11)
USD               7      JPY           722    11/06/03                 --
USD              30      JPY         3,230    11/06/03                 (1)
USD              38      JPY         4,155    11/06/03                 (1)
USD             316      JPY        34,593    11/06/03                 (4)
USD             877      JPY       100,000    12/17/03                 34

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  55

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             898      JPY       100,000    12/17/03                 13
USD             923      JPY       100,000    12/17/03                (12)
USD             924      JPY       100,000    12/17/03                (13)
USD           1,354      JPY       150,000    12/17/03                 12
USD           1,385      JPY       150,000    12/17/03                (18)
USD           1,802      JPY       200,000    12/17/03                 20
USD           4,268      JPY       500,000    12/17/03                287
USD           6,829      JPY       800,000    12/17/03                460
USD           8,740      JPY     1,020,000    12/17/03                552
USD          12,382      JPY     1,450,000    12/17/03                828
USD             182      NOK         1,274    11/04/03                 (1)
USD             189      NOK         1,342    11/05/03                  1
USD             131      SEK         1,000    11/14/03                 (3)
USD           1,621      SEK        12,390    12/17/03                (36)
USD             572      SGD         1,000    12/17/03                  3
AUD              --      USD            --    11/03/03                 --
AUD             112      USD            79    11/03/03                 (1)
AUD             500      USD           329    12/17/03                (25)
AUD             500      USD           330    12/17/03                (23)
AUD             500      USD           337    12/17/03                (16)
AUD             630      USD           422    12/17/03                (23)
AUD           1,000      USD           657    12/17/03                (49)
AUD           1,000      USD           691    12/17/03                (15)
CAD               2      USD             1    11/03/03                 --
CAD              13      USD             9    11/03/03                 --
CAD              66      USD            51    11/03/03                 --
CAD             285      USD           217    11/03/03                  1
CAD              13      USD            10    11/04/03                 --
CAD              79      USD            60    11/04/03                 --
CHF             163      USD           122    11/05/03                 --
CHF             670      USD           508    11/14/03                  6
CHF           1,420      USD         1,009    11/14/03                (55)
CHF             220      USD           164    12/17/03                 (1)
CHF           2,780      USD         2,115    12/17/03                 30
CHF           3,400      USD         2,460    12/17/03                (89)
CHF             968      USD           720    01/30/04                 (7)
DKK             580      USD            89    12/17/03                 (1)
EUR              --      USD            --    11/03/03                 --
EUR              18      USD            21    11/03/03                 --
EUR             914      USD         1,073    11/03/03                 10
EUR              22      USD            26    11/04/03                 --
EUR              37      USD            43    11/04/03                 --
EUR              72      USD            84    11/04/03                 --
EUR              12      USD            14    11/05/03                 --
EUR             192      USD           222    11/05/03                 (1)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           1,050      USD         1,232    11/14/03                 12
EUR           2,050      USD         2,227    11/14/03               (155)
EUR             500      USD           580    12/17/03                 (1)
EUR             860      USD           985    12/17/03                (14)
EUR           1,000      USD         1,162    12/17/03                  1
EUR           1,500      USD         1,689    12/17/03                (52)
EUR           1,500      USD         1,720    12/17/03                (21)
EUR           2,000      USD         2,241    12/17/03                (80)
EUR           2,000      USD         2,325    12/17/03                  3
EUR           2,000      USD         2,327    12/17/03                  5
EUR           3,000      USD         3,492    12/17/03                 10
EUR           4,000      USD         4,458    12/17/03               (186)
GBP              67      USD           112    11/03/03                 (2)
GBP              68      USD           117    11/03/03                  1
GBP             105      USD           179    11/03/03                  1
GBP               7      USD            12    11/04/03                 --
GBP              52      USD            89    11/04/03                 --
GBP              78      USD           132    11/04/03                 --
GBP             184      USD           313    11/04/03                 --
GBP             280      USD           465    11/14/03                (10)
GBP             560      USD           877    11/14/03                (72)
GBP             475      USD           784    12/17/03                (19)
GBP           1,000      USD         1,594    12/17/03                (97)
GBP           1,000      USD         1,652    12/17/03                (39)
GBP           1,000      USD         1,667    12/17/03                (24)
GBP           1,500      USD         2,365    12/17/03               (172)
GBP           2,225      USD         3,699    12/17/03                (63)
GBP           7,495      USD        12,668    01/30/04                 37
HKD             156      USD            20    11/03/03                 --
HKD             182      USD            23    11/03/03                 --
HKD             212      USD            27    11/03/03                 --
HKD             155      USD            20    11/04/03                 --
HKD             358      USD            46    11/04/03                 --
HKD           1,120      USD           145    12/17/03                 --
HUF          25,532      USD           116    11/03/03                  2
JPY             614      USD             6    11/04/03                 --
JPY           6,878      USD            64    11/04/03                  1
JPY          21,982      USD           203    11/04/03                  3
JPY             603      USD             6    11/05/03                 --
JPY           1,135      USD            10    11/05/03                 --
JPY           4,311      USD            40    11/05/03                 --
JPY           4,618      USD            42    11/05/03                 --
JPY          45,504      USD           418    11/05/03                  4
JPY             598      USD             5    11/06/03                 --
JPY           2,305      USD            21    11/06/03                 --

See accompanying notes which are an integral part of the financial statements.

 56  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY           4,337      USD            39    11/06/03                 --
JPY           5,362      USD            49    11/06/03                  1
JPY          23,610      USD           215    11/06/03                  1
JPY           9,800      USD            89    12/17/03                  1
JPY          40,200      USD           360    12/17/03                 (7)
JPY         100,000      USD           899    12/17/03                (12)
JPY         100,000      USD           906    12/17/03                 (5)
JPY         100,000      USD           909    12/17/03                 (2)
JPY         150,000      USD         1,298    12/17/03                (69)
JPY         150,000      USD         1,357    12/17/03                (11)
JPY         150,000      USD         1,361    12/17/03                 (7)
JPY         200,000      USD         1,724    12/17/03                (99)
JPY         200,000      USD         1,728    12/17/03                (95)
JPY         200,000      USD         1,812    12/17/03                (11)
JPY          61,841      USD           535    03/04/04                (31)
SEK           1,000      USD           130    11/14/03                  2
SEK           2,090      USD           267    12/17/03                  1
SEK           4,600      USD           567    12/17/03                (23)
SGD             100      USD            58    12/17/03                  1
SGD           1,500      USD           871    12/17/03                  9
                                                           --------------

                                                                    4,588
                                                           ==============

                                                     % OF           MARKET
INDUSTRY DIVERSIFICATION                             NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   7.1          94,202
Consumer Discretionary                                   12.9         170,795
Consumer Staples                                          4.8          63,717
Financial Services                                       20.9         276,025
Health Care                                               6.1          80,934
Integrated Oils                                           2.7          35,721
Materials and Processing                                  9.2         121,333
Miscellaneous                                             2.0          26,831
Options                                                   0.1             777
Other Energy                                              4.4          57,176
Producer Durables                                         6.2          81,816
Technology                                                5.2          68,908
Utilities                                                 8.8         116,334
Short-Term Investments                                    8.7         115,232
Long-Term Investments                                     0.1           1,044
                                                 ------------    ------------

Total Investments                                        99.2       1,310,845
Other Assets and Liabilities, net                         0.8          10,403
                                                 ------------    ------------

Net Assets                                              100.0       1,321,248
                                                 ============    ============


GEOGRAPHIC DIVERSIFICATION                           % OF           MARKET
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    0.1           1,587
Asia                                                     10.6         138,551
Europe                                                   38.3         506,258
Japan                                                    22.0         290,412
Latin America                                             0.4           5,417
Middle East                                               0.1           1,718
United Kingdom                                           16.6         221,240
Options                                                   0.1             777
Other                                                     2.2          28,609
Short-Term Investments                                    8.7         115,232
Long-Term Investments                                     0.1           1,044
                                                 ------------    ------------

Total Investments                                        99.2       1,310,845
Other Assets and Liabilities, net                         0.8          10,403
                                                 ------------    ------------

Net Assets                                              100.0       1,321,248
                                                 ============    ============

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  57

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                EMERGING MARKETS - CLASS S I                 MSCI EMF
                                                                ----------------------------                 --------
Inception                                                                  10000                              10000
1994                                                                       12180                              12936
1995                                                                        9964                              10425
1996                                                                       11041                              11101
1997                                                                       11005                              10159
1998                                                                        7733                               7011
1999                                                                        9305                              10140
2000                                                                        8711                               9247
2001                                                                        6630                               7078
2002                                                                        7022                               7675
2003                                                                       10471                              11416

Emerging Markets Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,827              48.27%
5 Years                $      13,463               6.13%sec.
10 Years               $      10,471               0.46%sec.

Emerging Markets Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,839              48.39%
5 Years                $      13,350               5.95%sec.
10 Years               $      10,383               0.38%sec.

Emerging Markets Fund - Class C ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,874              47.58%
5 Years                $      12,904               5.23%sec.
10 Years               $      10,037               0.04%sec.

MSCI Emerging Markets Free Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,880              48.74%
5 Years                $      16,283              10.24%sec.
10 Years               $      11,416               1.33%sec.

 58  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Emerging Markets Fund Class S, Class E, and Class C shares gained 48.27%, 48.39%, and 47.58%, respectively. This compared to the Morgan Stanley Capital International Emerging Markets Free ("MSCI EMF") Index, which gained 48.74% during the same period. The S&P/IFC Investable Composite Index returned 48.80% for the period. Class S, Class E, and Class C performance is net of operating expenses of 2.11%, 2.36%, and 3.09%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

The Fund's benchmark was changed from the S&P/IFC Investable Composite Index to the MSCI Emerging Markets Free Index on January 1, 2003. The Fund believes that the MSCI Emerging Markets Free Index is now a more widely accepted and appropriate broad-based securities market index for the Fund than the S&P/IFC Investable Composite Index.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's performance was a result of positive country allocation decisions, especially in Asia. In general, the Fund was underweight to countries with large weights in the Index and overweight to those with smaller weights. This proved to be beneficial as the larger-weighted countries in the Index underperformed their smaller counterparts. The Fund's value-oriented money managers, Alliance Bernstein and Genesis, drove these positions and performed well as a result.

Stock selection detracted from the Fund's returns, with stock selection in Taiwan dampening performance the most.

The Fund's policy of being fully invested helped the Fund keep pace with a strong performing market.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Emerging stock markets performed poorly in the six months leading up to March 2003 as a result of the worldwide sell-off in technology stocks and concerns over military action in Iraq, which affected markets globally. The Fund's money managers along with other active managers struggled in this volatile environment. Since March 2003, however, markets rebounded strongly, boosted by investors' increasing comfort with events in Iraq, a low global interest rate environment, and signs of a global economic recovery. Value stocks and smaller, high beta stocks (i.e. ones that exaggerate benchmark index movement) outperformed in this environment and the Fund's value-oriented money managers successfully took advantage of this period. Overall, the Fund's money managers capitalized on asset class-specific factors rather than market extrapolation of global themes. The Fund's money managers continued to seek broad diversification across markets and exposure to stocks offering attractive growth and value characteristics that would allow them to meet the Fund's objectives going forward.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

T. Rowe Price International replaced Nicholas-Applegate Capital Management as the Fund's growth manager in November 2002. Arrowstreet Capital was added to replace Schroders PLC in May 2003.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Strong country allocation contributed to the Fund's performance. In particular, country allocation in Asia added to returns, mainly through the Fund's underweight position in South Korea, one of the worst performing countries over the fiscal year. This allocation decision was driven primarily by Alliance Bernstein, followed by Genesis, which also maintained a significant underweight position to the region. Overweighting Thailand, which rose steadily throughout the year, also boosted performance relative to the benchmark. The overweighting in Thailand was also driven by Alliance Bernstein, followed by both Arrowstreet and T. Rowe Price. Outside of Asia, the money managers broadly overweighted Turkey, which rose strongly as investors grew increasingly comfortable with the events in Iraq. The Fund's overweight position in Mexico detracted from returns, as Mexico's market suffered from a lack of global competitiveness that caused it to perform poorly during the period.

Stock selection in the technology sector detracted from returns. The Fund's money managers had difficulty balancing the mix of technology and non-technology stocks in Taiwan, which caused them to underperform within this market.

The Fund's value money manager, Alliance Bernstein, contributed the best returns, benefiting from its exposure to value stocks and smaller markets, which outperformed over the year. Genesis also outperformed its benchmark due to its exposure to smaller markets and non-index stocks. Foreign & Colonial outperformed slightly due to its country selection.

                                                       Emerging Markets Fund  59

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

T. Rowe Price lagged in a difficult environment for growth-oriented money managers.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?


Overall, it was a difficult environment for active management. In particular, fourth quarter of 2002 proved difficult. This period was characterized by concerns over the strength of the global economy and building tension in the Middle East. The Fund money managers' country allocation decisions were favorable, counteracting some unrewarded stock selection results.

Money Managers                                                       Styles


Alliance Capital Management, LP
  Bernstein Investment Research &
  Management Unit                           Value
Arrowstreet Capital, Limited Partnership    Market-Oriented
Foreign & Colonial Emerging Markets,
  Ltd.                                      Market-Oriented
Genesis Asset Managers, Ltd.                Market-Oriented
T. Rowe Price International, Inc.           Growth

                              --------------------

*     Emerging Markets Fund Class S assumes initial investment on November 1,
      1993.

** The Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 22 world markets.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

sec.  Annualized.

++++ Emerging Markets Fund Class S performance has been linked with Class E to provide historical perspective. For the period September 22, 1998 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods. The higher returns for Class E than Class S for the fiscal year was a result of the low relative asset level of Class E combined with a high level of shareholder activity. Such returns are not typical and are not expected to continue.

++++++Emerging Markets Fund Class S and Class E performance has been linked with
      Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile that US or longer established international markets. Please see the Prospectus for further details.

 60  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 87.2%
Argentina - 0.2%
Central Costanera SA Class B (AE)                     437,100             456
IRSA Inversiones y Representaciones SA (AE)           390,246             407
                                                                 ------------
                                                                          863
                                                                 ------------

Brazil - 2.2%
Banco Bradesco SA - ADR                                 3,500              73
Banco do Brasil SA (AE)                            61,500,000             403
Brasil Telecom Participacoes SA                    12,803,504              75
Brasil Telecom Participacoes SA Class A - ADR          19,500             712
Centrais Eletricas Brasileiras SA (AE)             69,313,200             866
Cia de Saneamento Basico do Estado de Sao Paulo
   (AE)                                             8,270,000             369
Cia Siderurgica Nacional SA (AE)                   41,546,400           1,709
Cia Vale do Rio Doce                                    8,400             381
Cia Vale do Rio Doce - ADR                             14,210             650
Gerdau SA - ADR                                        54,600             795
Petroleo Brasileiro SA                                 32,700             766
Petroleo Brasileiro SA - ADR                           46,860           1,101
Souza Cruz SA                                          95,300             862
Tele Norte Leste Participacoes SA                   8,913,300             100
Votorantim Celulose e Papel SA - ADR                    5,300             145
                                                                 ------------
                                                                        9,007
                                                                 ------------

Cayman Islands - 0.1%
Morgan Stanley Capital Cayman Islands, Ltd. (AE)      518,161             242
                                                                 ------------

Chile - 1.1%
Banco Santander Chile SA - ADR                         65,000           1,544
Coca-Cola Embonor SA - ADR (AE)                       109,300             524
Distribucion y Servicio D&S SA - ADR                   19,800             372
Embotelladora Andina SA Class B - ADR                  54,400             560
Enersis SA - ADR (AE)                                 171,400           1,186
Quinenco SA - ADR (AE)                                 47,300             416
                                                                 ------------
                                                                        4,602
                                                                 ------------
China - 5.0%
Aluminum Corp. of China, Ltd. Class H (AE)            630,000             325
AviChina Industry & Technology Co. Class H (AE)       690,100             143
Beijing Datang Power Generation Co., Ltd. Class
   H                                                  258,000             165

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Byd Co., Ltd. Class H                                 231,500             604
China Petroleum & Chemical Corp. Class H           16,662,000           5,525
China Shipping Development Co., Ltd. Class H          838,000             550
China Steel Corp. - ADR (AE)                           52,300             837
Guangshen Railway Co., Ltd. Class H (AE)              656,000             182
Huaneng Power International, Inc.                     404,000             619
Jiangsu Express Class H                             1,880,100             950
Legend Group, Ltd. (AE)                             4,980,000           2,405
PetroChina Co., Ltd. Class H                        3,668,000           1,334
Shandong International Power Development Co.,
   Ltd. Class H (AE)                                2,886,000             929
Sinopec Shanghai Petrochemical Co., Ltd. Class H    5,260,000           1,490
Sinotrans, Ltd. Class H                             2,951,000           1,473
Travelsky Technology, Ltd. Class H                    688,700             652
Yanzhou Coal Mining Co., Ltd. Class H               2,410,000           1,769
Zhejiang Expressway Co., Ltd. Class H                 824,000             520
                                                                 ------------
                                                                       20,472
                                                                 ------------

Croatia - 0.3%
Pliva D.D. - GDR                                       88,861           1,324
                                                                 ------------

Czech Republic - 0.6%
Cesky Telecom AS                                      127,057           1,281
CEZ                                                   105,000             538
Komercni Banka AS                                       9,177             818
                                                                 ------------
                                                                        2,637
                                                                 ------------

Ecuador - 0.4%
La Cemento Nacional Ecuador - GDR                      72,000           1,292
La Cemento Nacional Ecuador - GDR (144A)               10,500             188
                                                                 ------------
                                                                        1,480
                                                                 ------------

Egypt - 0.4%
MobiNil-Egyptian Mobile Services                       74,574             841
Orascom Construction Industries                        79,914             888
                                                                 ------------
                                                                        1,729
                                                                 ------------

Estonia - 0.1%
Eesti Telekom - GDR (AE)                               12,888             312
                                                                 ------------

Ghana - 0.4%
Ashanti Goldfields Co., Ltd. - GDR (AE)               144,600           1,562
                                                                 ------------

                                                       Emerging Markets Fund  61

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Greece - 0.1%
Attica Enterprise Holding SA                          123,600             463
                                                                 ------------

Hong Kong - 1.9%
China Insurance International Holdings Co., Ltd.      382,000             256
China Merchants Holdings International Co., Ltd.      726,000             986
China Mobile Hong Kong, Ltd.                        1,169,500           3,321
China Overseas Land & Investment, Ltd.                339,000              52
CNOOC, Ltd.                                           825,000           1,556
Cosco Pacific, Ltd.                                   226,000             307
Global Bio-Chem Technology Group Co., Ltd.            234,000             119
TCL International Holdings, Ltd.                      970,000             359
Texwinca Holdings, Ltd.                               699,300             495
Wah Sang Gas Holdings, Ltd.                         1,136,000             146
                                                                 ------------
                                                                        7,597
                                                                 ------------

Hungary - 1.0%
Gedeon Richter Rt.                                      6,960             716
Matav Magyar Tavkozlesi Rt.                            64,997             234
Matav Magyar Tavkozlesi Rt. - ADR                      31,000             562
Mol Magyar Olaj- es Gazipari Rt.                       55,600           1,728
Mol Magyar Olaj- es Gazipari Rt. - GDR                 30,900             961
                                                                 ------------
                                                                        4,201
                                                                 ------------

India - 4.3%
Bajaj Auto, Ltd. - GDR                                 13,000             263
Dr. Reddy's Laboratories, Ltd. - ADR                   15,300             408
F&C Indian Investment Co. SICAV                       287,050           1,714
GAIL India, Ltd. - GDR                                 56,400           1,199
Genesis India Investment Co. (AE)                     417,409           6,007
HDFC Bank, Ltd. - ADR                                  57,500           1,489
Hindalco Industries, Ltd. - GDR                        24,249             598
ICICI Bank, Ltd. - ADR                                202,600           2,573
Indo Gulf Fertilisers, Ltd. - GDR (144A)              142,200             260
InfoSystem Technologies, Ltd. - ADR                     5,400             457
ITC, Ltd. - GDR                                        20,474             413
Ranbaxy Laboratories, Ltd. - GDR                       20,400             467
Reliance Industries, Ltd. - GDR (144A)                 36,443             782
Satyam Computer Services, Ltd. - ADR                   57,400           1,039
                                                                 ------------
                                                                       17,669
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $

Indonesia - 3.0%
Astra International Tbk PT (AE)                     2,064,000           1,057
Bank Central Asia Tbk PT                            5,275,000           2,188
Bank Mandiri Persero Tbk PT (AE)                    2,180,376             244
Bank Rakyat Indonesia (AE)                            654,000              67
Indocement Tunggal Prakarsa Tbk PT (AE)               695,000             157
Indonesian Satellite Corp. Tbk PT (AE)                388,200             546
Ramayana Lestari Sentosa Tbk PT                     1,309,500             724
Semen Cibinong Tbk PT (AE)                          2,453,000             104
Telekomunikasi Indonesia Tbk PT                     9,944,995           7,022
                                                                 ------------
                                                                       12,109
                                                                 ------------

Israel - 2.4%
Bank Hapoalim, Ltd. (AE)                              523,800           1,104
Bank Leumi Le-Israel (AE)                             603,000             945
Blue Square-Israel, Ltd.                                4,550              39
Check Point Software Technologies (AE)                 89,379           1,519
IDB Development Corp., Ltd.                             3,778              76
Orbotech, Ltd. (AE)                                    25,775             612
Partner Communications (AE)                           102,388             748
Partner Communications - ADR (AE)                     116,630             839
Scitex Corp., Ltd. (AE)                               159,000             681
Super-Sol, Ltd.                                        18,726              41
Teva Pharmaceutical Industries - ADR (AE)              58,396           3,322
                                                                 ------------
                                                                        9,926
                                                                 ------------

Jordan - 0.1%
Arab Bank PLC                                           1,010             365
                                                                 ------------

Luxembourg - 0.5%
Quilmes Industrial SA - ADR (AE)                       24,610             379
Quilmes Industrial SA Class A (AE)                    392,600             302
Tenaris SA                                            334,131             916
Tenaris SA - ADR                                       17,300             471
                                                                 ------------
                                                                        2,068
                                                                 ------------

Malaysia - 4.5%
Astro All Asia Networks PLC (AE)                      153,000             190
Berjaya Sports Toto BHD                               508,800             584
British American Tobacco Malaysia BHD                  67,300             739
CIMB BHD (AE)                                         391,500             472
Gamuda BHD                                            746,000           1,492
Genting BHD                                           153,000             745
Hong Leong Bank BHD                                   616,900             885
IJM Corp. BHD                                         226,900             308

 62  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IOI Corp. BHD                                          15,100              30
Magnum Corp. BHD                                    1,876,700           1,398
Malakoff BHD                                        1,013,000           1,466
Malayan Banking BHD                                   607,600           1,631
Maxis Communications BHD                              219,700             437
MK Land Holdings BHD (AE)                             589,600             349
Multi-Purpose Holdings BHD (AE)                       653,200             213
OYL Industries BHD                                     76,300             703
Perusahaan Otomobil Nasional                           45,000              96
Public Bank Berhad (Alien Market)                   2,366,037           1,868
Public Bank of Berhad (AE)                          1,131,562             786
Resorts World BHD                                     247,700             717
Sime Darby BHD                                        119,000             175
SP Setia BHD                                          607,666             576
Symphony House BHD (AE)                               457,600             232
TAN Chong Motor Holdings BHD                          908,000             303
Tanjong PLC                                           239,400             693
Telekom Malaysia BHD (AE)                             280,300             679
UMW Holdings BHD                                      428,700             716
                                                                 ------------
                                                                       18,483
                                                                 ------------
Mexico - 8.3%
America Movil SA de CV Series L                     1,289,200           1,532
America Movil SA de CV Series L - ADR                 198,160           4,716
Cemex SA de CV                                      1,103,250           5,295
Cemex SA de CV - ADR                                   69,549           1,669
Coca-Cola Femsa SA - ADR (AE)                          28,500             576
Controladora Comercial Mexicana SA de CV              462,200             385
Corp Durango SA de CV - ADR (AE)                       17,250              28
Corp GEO SA de CV Series B (AE)                        74,400             399
Fomento Economico Mexicano SA de CV - ADR              25,800             922
Grupo Aeroportuario del Sureste SA de CV - ADR         17,150             296
Grupo Financiero Banorte SA de CV Class O             750,000           2,441
Grupo Financiero BBVA Bancomer Class B (AE)         3,496,800           2,968
Grupo Industrial Saltillo SA de CV (AE)                18,100              29
Grupo Modelo SA Series C                              312,400             785
Grupo Televisa SA - ADR                                51,888           2,011
Kimberly-Clark de Mexico SA de CV Class A             203,900             494
Telefonos de Mexico SA de CV - ADR                    171,714           5,521
Telefonos de Mexico SA de CV Series L               1,578,000           2,543

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TV Azteca SA de CV - ADR                               13,800             112
Wal-Mart de Mexico SA de CV Series V                  472,300           1,317
                                                                 ------------
                                                                       34,039
                                                                 ------------

Pakistan - 1.0%
Engro Chemicals Pakistan                              209,500             294
Fauji Fertilizer Co., Ltd.                            458,939             704
HUB Power Co.                                       1,987,611           1,189
Muslim Commercial Bank                              1,218,490             890
Pakistan State Oil Co., Ltd.                           17,000              74
Pakistan Telecommunication Co., Ltd.                  698,977             409
SUI Northern Gas Pipeline (AE)                        692,580             465
                                                                 ------------
                                                                        4,025
                                                                 ------------

Peru - 0.3%
Cia de Minas Buenaventura SA - ADR (AE)                19,800             943
Credicorp, Ltd. (AE)                                   21,700             231
                                                                 ------------
                                                                        1,174
                                                                 ------------

Philippines - 0.5%
Ayala Land, Inc.                                    7,050,000             828
Bank of the Philippine Islands                        406,700             335
Manila Electric Co. Class B (AE)                    1,425,440             528
Metropolitan Bank & Trust (AE)                        629,350             313
SM Prime Holdings                                   1,500,000             195
                                                                 ------------
                                                                        2,199
                                                                 ------------

Poland - 0.6%
Bank Pekao SA (AE)                                      5,946             170
Bank Zachodni WBK SA                                    8,316             167
KGHM Polska Miedz SA (AE)                              72,077             464
Polski Koncern Naftowy Orlen - GDR                     26,107             328
Telekomunikacja Polska SA                             145,500             510
Telekomunikacja Polska SA - GDR                       244,577             846
                                                                 ------------
                                                                        2,485
                                                                 ------------

Russia - 3.7%
Gazprom - ADR                                          25,900             622
LUKOIL - ADR                                           87,849           7,097
LUKOIL - ADR (144A)                                     1,800             145
MMC Norilsk Nickel - ADR                               25,851           1,336
Mobile TeleSystems - ADR                               21,500           1,666
OAO Gazprom - ADR (AE)                                  5,700             137
Sberbank RF                                             1,875             472
Surgutneftegaz - ADR                                   54,510           1,354
Unified Energy System - ADR                            11,325             287

                                                       Emerging Markets Fund  63

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Unified Energy System - GDR                             3,933             101
Vimpel-Communications - ADR (AE)                        7,000             456
YUKOS - ADR                                            29,295           1,353
                                                                 ------------
                                                                       15,026
                                                                 ------------

South Africa - 5.9%
ABSA Group, Ltd.                                      492,552           2,847
Aeci, Ltd.                                            236,900             979
African Bank Investments, Ltd.                        261,300             313
Alexander Forbes, Ltd.                                300,000             470
Anglo American Platinum Corp., Ltd.                    11,223             480
Anglogold, Ltd.                                        10,951             423
Anglovaal Industries, Ltd.                            110,000             276
Barloworld, Ltd.                                       40,000             347
Bidvest Group, Ltd. (AE)                               14,148              86
FirstRand, Ltd.                                       131,959             156
Gold Fields, Ltd.                                      25,664             367
Harmony Gold Mining Co., Ltd.                           7,666             118
Impala Platinum Holdings, Ltd.                         21,551           1,980
Imperial Holdings, Ltd.                                27,546             242
MTN Group, Ltd. (AE)                                  399,100           1,430
Murray & Roberts Holdings, Ltd.                       210,000             361
Nampak, Ltd.                                           33,492              63
Naspers, Ltd. Class N                                  59,712             281
Nedcor, Ltd.                                           69,932             639
Pick'n Pay Stores, Ltd.                               171,759             371
Sanlam, Ltd.                                        2,066,920           2,548
Sappi, Ltd.                                           199,322           2,522
Sasol, Ltd.                                           225,056           2,938
Standard Bank Group, Ltd.                             219,626           1,064
Telkom SA, Ltd. (AE)                                  215,069           1,669
Tiger Brands, Ltd. (AE)                                 8,684              92
Tongaat-Hulett Group, Ltd.                            103,000             493
Truworths International, Ltd.                          72,204              88
VenFin, Ltd.                                          182,500             474
                                                                 ------------
                                                                       24,117
                                                                 ------------

South Korea - 15.6%
Amorepacific Corp.                                      7,310           1,004
Cheil Communications, Inc. (AE)                         1,650             202
Cheil Industries, Inc. (AE)                             5,690              67
Daeduck Electronics Co.                                31,442             290
Daelim Industrial Co.                                  34,000             868
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd. (AE)                                           18,160             244
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd. - GDR (144A) (AE)                              15,300             401

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hana Bank                                               9,490             165
Hanjin Shipping (AE)                                   13,790             195
Hanwha Chem Corp. (AE)                                 83,670             581
Hite Brewery Co., Ltd.                                 10,240             779
Hyundai Department Store Co., Ltd.                      4,210             107
Hyundai Mobis                                          41,780           1,613
Hyundai Motor Co.                                      67,198           2,240
Kangwon Land, Inc. (AE)                                38,540             487
Kia Motors Corp. (AE)                                  81,770             573
Kookmin Bank                                          169,637           6,191
Kookmin Bank - ADR                                      3,200             118
Kooksoondang Co.                                        1,941              36
Korea Electric Power Corp.                             86,890           1,678
Korean Air Co., Ltd. (AE)                              40,510             541
KT Corp.                                               48,110           1,915
KT Corp. - ADR                                         39,639             781
KT Freetel (AE)                                        35,000             621
KT&G Corp.                                             99,970           1,926
KT&G Corp. - GDR (144A)                                33,800             326
Kumgang Korea Chemical Co., Ltd.                        7,120             601
LG Card Co., Ltd. (AE)                                 28,650             292
LG Chem, Ltd.                                          14,170             569
LG Electronics, Inc.                                   20,830           1,079
LG Engineering & Construction Corp. (AE)               81,700           1,308
LG Home Shopping, Inc. (AE)                             5,100             249
LG Household & Health Care, Ltd.                        3,350              76
LG International Corp.                                 45,620             277
Lotte Chilsung Beverage Co., Ltd.                       1,150             583
Lotte Confectionery Co., Ltd.                           1,700             747
NCSoft Corp. (AE)                                       3,554             189
POSCO                                                  29,591           3,450
Pusan Bank (AE)                                        84,230             455
S1 Corp.                                               45,781             959
Samsung Corp. (AE)                                     11,890              88
Samsung Electro-Mechanics Co., Ltd.                     5,480             186
Samsung Electronics - GDR                               2,300             460
Samsung Electronics Co., Ltd.                          38,440          15,265
Samsung Electronics Co., Ltd. - GDR (144A)             10,059             996
Samsung Fine Chemicals Co., Ltd. (AE)                  12,960             164
Samsung Fire & Marine Insurance Co., Ltd.              45,800           2,616
Samsung SDI Co., Ltd.                                   6,180             637
Samsung Securities Co., Ltd.                           23,108             494
Seoul City Gas Co., Ltd.                                4,100              55
Shinhan Financial Group Co., Ltd.                     182,500           2,621
Shinsegae Co., Ltd.                                     9,690           1,945
SK Telecom Co., Ltd.                                    9,890           1,747

 64  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
S-Oil Corp.                                            50,330           1,172
Tae Young Corp.                                        11,339             444
                                                                 ------------
                                                                       63,673
                                                                 ------------

Switzerland - 0.1%
Compagnie Financiere Richemont AG - ADR (AE)          223,300             508
                                                                 ------------

Taiwan - 11.0%
Accton Technology Corp.                               176,593             110
Acer, Inc.                                            624,468             919
Acer, Inc. - GDR                                       84,334             621
Advanced Semiconductor Engineering, Inc. (AE)         188,100             174
Advantech Co., Ltd.                                   197,315             296
Ambit MicroSystems Corp.                               50,600             139
Asustek Computer, Inc.                                348,375             831
AU Optronics Corp. (AE)                               138,000             186
Basso Industry Corp. (AE)                             158,000             316
Benq Corp.                                            217,000             278
Benq Corp. - GDR (144A)                                19,400             125
Cathay Financial Holding Co., Ltd.                    418,140             689
China Steel Corp.                                      99,000              80
China Steel Corp. - GDR (144A)                         46,000             736
Chinatrust Financial Holding Co.                    3,269,170           3,397
CMC Magnetics Corp. (AE)                              387,000             292
Compal Electronics, Inc.                            2,114,800           3,206
Compal Electronics, Inc. - GDR                         86,053             648
CTCI Corp. (AE)                                       273,000             205
Delta Electronics, Inc.                               315,100             403
D-Link Corp. (AE)                                      76,000              80
Elitegroup Computer Systems (AE)                       82,000              81
Eva Airways Corp. (AE)                              1,996,402             846
Evergreen Marine Corp.                                619,200             543
F&C Emerging Markets, Ltd. - Taiwan Investment
   Co. (AE)                                            99,800           1,036
Far Eastern Department Store (AE)                     411,000             161
Far Eastern Textile Co., Ltd.                       2,225,250           1,231
Faraday Technology Corp.                              349,562             803
First Financial Holding Co., Ltd. (AE)                535,000             359
Formosa Chemicals & Fibre Co. (AE)                     54,000              86
Formosa Plastics Corp.                              1,218,667           1,865
Fubon Financial Holding Co., Ltd.                     490,000             516
Gamania Digital Entertainment Co., Ltd. (AE)          175,000             130
Gigabyte Technology Co., Ltd.                         411,600             794
HON HAI Precision Industry                            378,100           1,692
International Bank of Taipei                          448,350             239

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Lite-On Technology Corp. (AE)                          78,000              84
MediaTek, Inc. (AE)                                    33,000             340
Mega Financial Holding Co., Ltd.                    1,358,240             840
Nan Ya Plastic Corp.                                1,205,020           1,607
Oriental Union Chemical                                66,000              85
Phoenixtec Power Co., Ltd.                            713,079             850
Polaris Securities Co., Ltd. (AE)                     567,000             282
Powerchip Semiconductor Corp. (AE)                    756,000             369
Premier Image Technology Corp. (AE)                   218,000             359
Quanta Computer, Inc.                                 437,800           1,192
Ritek Corp. (AE)                                    2,322,000           1,633
Taishin Financial Holdings Co., Ltd.                  565,000             401
Taiwan Cellular Corp.                               2,297,520           2,063
Taiwan Semiconductor Manufacturing Co., Ltd.
   (AE)                                             3,289,384           6,486
United Microelectronics Corp.                       1,671,126           1,530
Vanguard International Semiconductor Corp. (AE)     1,917,000             652
Via Technologies, Inc.                                162,750             242
Wan Hai Lines, Ltd.                                   234,404             229
Winbond Electronics Corp. (AE)                        569,000             285
Yageo Corp. (AE)                                    1,426,000             680
Yuanta Core Pacific Securities Co.                    847,088             526
                                                                 ------------
                                                                       44,848
                                                                 ------------

Thailand - 4.5%
Advanced Information Service PCL                      351,400             533
Advanced Information Service PCL                      924,200           1,398
Bangkok Bank PCL (AE)                                 306,900             719
Bangkok Bank PCL (AE)                                 347,000             748
Bangkok Expressway PCL (AE)                           596,500             329
BEC World PLC                                         131,500             798
Delta Electronics Thai PCL                            530,148             375
Electricity Generating PCL                             86,900             138
Hana Microelectronics Co., Ltd.                       181,630             455
Italian-Thai Development PCL (AE)                     365,300             787
Kasikornbank PCL (AE)                                 431,000             456
Kasikornbank PCL (AE)                                 531,300             593
Land & House Publishing Co., Ltd.                   1,380,300             419
Land & House Publishing Co., Ltd.                   1,191,000             403
National Petrochemical                                594,000           1,288
PTT Exploration & Production PCL                      360,444           1,699
PTT PCL                                             1,726,583           3,895
Shin Corp. PCL                                        808,800             470
Siam Cement PCL                                       180,596           1,023
Siam City Cement                                       33,300             175
Siam Commercial Bank PCL                              753,000             774

                                                       Emerging Markets Fund  65

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Siam Commercial Bank PCL                              715,000             739
Thai Union Frozen Products PCL                        112,500              90
                                                                 ------------
                                                                       18,304
                                                                 ------------
Turkey - 2.6%
Akbank TAS                                        475,298,422           2,227
Anadolu Efes Biracilik Ve Malt Sanayii AS          84,885,970           1,042
Aygaz AS (AE)                                      49,167,668             113
Brisa Bridgestone Sabanci                          11,080,300             331
Dogan Yayin Holding (AE)                          395,933,248           1,101
Ford Otomotive Sanayii AS (AE)                    244,000,000           1,366
Hurriyet Gazeteci (AE)                            214,183,312             567
Migros Turk TAS                                    53,226,000             732
Sabanci Holding                                    13,698,556              58
Tupras Turkiye Petrol Rafine                       91,685,000             748
Turkcell Iletisim Hizmet AS (AE)                  172,175,104           1,312
Turkiye Garanti Bankasi AS (AE)                   192,276,608             451
Turkiye IS Bankasi (AE)                            87,637,064             443
Vestel Elektronik Sanayi (AE)                      85,000,000             265
                                                                 ------------
                                                                       10,756
                                                                 ------------
United Kingdom - 4.1%
Andsberg (AE)                                         199,136             221
Anglo American PLC                                    457,276           9,307
Antofagasta PLC                                       175,936           3,129
Dimension Data Holdings PLC (AE)                      505,800             283
Genesis Smaller Companies Fund (AE)                   153,484           3,590
Old Mutual PLC                                          2,300               4
                                                                 ------------
                                                                       16,534
                                                                 ------------

United States - 0.1%
Associates Corp. of North America (AE)              1,310,000             422
                                                                 ------------

Venezuela - 0.0%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR (AE)                                    11,700             175
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              20
                                                                 ------------
                                                                          195
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Zimbabwe - 0.2%
Delta Corp., Ltd.                                   1,027,709             511
OK Zimbabwe                                         5,737,785             181
                                                                 ------------
                                                                          692
                                                                 ------------

TOTAL COMMON STOCKS
(cost $264,650)                                                       356,108
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

OPTIONS PURCHASED - 0.6%
Brazil - 0.0%
Bovespa Index Futures Dec 2003 18,638.82 Call
   (105)                                                2,047              33
                                                                 ------------

South Korea - 0.6%
Kospi 200 Index Futures Dec 2003 84.0225 Call
   (117)                                                4,153           1,368
Kospi 200 Index Futures Dec 2003 76.2875 Call
   (75)                                                 2,417           1,122
                                                                 ------------
                                                                        2,490
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,038)                                                           2,523
                                                                 ------------

                                                    PRINCIPAL
                                                   AMOUNT ($)
                                                    OR SHARES
                                                 ------------

PREFERRED STOCKS - 6.8%
Brazil - 6.4%
Aracruz Celulose SA - ADR                              14,321             402
Banco Bradesco SA                                 355,401,956           1,500
Banco Itau Holding Financeira SA                   20,432,400           1,674
Brasil Telecom Participacoes SA                    23,832,700             174
Centrais Eletricas Brasileiras SA                  20,966,000             275
Cia de Bebidas das Americas                        12,537,800           2,679
Cia de Bebidas das Americas - ADR                      69,700           1,478
Cia de Tecidos do Norte de Minas - Coteminas        6,342,040             431
Cia Energetica de Minas Gerais                     52,750,144             781
Cia Paranaense de Energia                          81,569,000             303
Cia Siderurgica de Tubarao                          7,700,000             184
Cia Vale do Rio Doce - ADR                             28,000           1,131
Cia Vale do Rio Doce Class A                           32,300           1,293
Empresa Brasileira de Aeronautica SA - ADR              9,600             249

 66  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gerdau SA                                              48,648             708
Investimentos Itau SA                                 238,200             239
Petroleo Brasileiro SA                                199,570           4,383
Petroleo Brasileiro SA - ADR                           82,200           1,805
Tele Centro Oeste Celular Participacoes SA         35,207,000             101
Tele Norte Leste Participacoes SA                  57,558,272             818
Telecomunicacoes Brasileiras SA - ADR                  50,129           1,726
Telesp Celular Participacoes SA                    60,938,428             137
Telesp Celular Participacoes SA - ADR                 113,300             646
Uniao de Bancos Brasileiros SA                      3,520,600             156
Uniao de Bancos Brasileiros SA - ADR                   28,000             619
Usinas Siderurgicas de Minas Gerais SA Class A        110,900             887
Votorantim Celulose e Papel SA                     22,087,000           1,201
                                                                 ------------
                                                                       25,980
                                                                 ------------

South Korea - 0.4%
Hyundai Motor Co.                                      42,200             695
Samsung Electronics Co., Ltd.                           5,940           1,179
                                                                 ------------
                                                                        1,874
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $21,714)                                                         27,854
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.7%
United States - 4.7%
Frank Russell Investment Company
   Money Market Fund                               13,937,000          13,937
United States Treasury Bill (c)(y)(s) 0.935% due
   12/11/03                                             3,000           2,997
   0.863% due 12/11/03                                  2,000           1,998
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $18,932)                                                         18,932
                                                                 ------------

TOTAL INVESTMENTS - 99.3%
(identified cost $307,334)                                            405,417

OTHER ASSETS AND LIABILITIES
NET - 0.7%                                                              3,047
                                                                 ------------

NET ASSETS - 100.0%                                                   408,464
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  67

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 11/03 (18)                           1,355               55

JSE-40 Index (South Africa)
   expiration date 12/03 (150)                          1,910               11
   expiration date 03/04 (80)                             972               93
SIMEX Index (Taiwan)
   expiration date 11/03 (170)                          4,515               27
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  186
                                                                  ============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil - 0.0%
Bovespa Index Futures
   Dec 2003 18,638.85 Put (105)                             2,047                (77)

South Korea - 0.6%
Kospi 200 Index Futures
   Dec 2003 76.2875 Put (75)                                2,417               (317)
Kospi 200 Index Futures
   Dec 2003 84.0225 Put (117)                               4,153               (494)
                                                                     ---------------
Total Liability for Options Written (premiums
   received $859)                                                               (888)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 68  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                 UNREALIZED
                                                                APPRECIATION
      AMOUNT                   AMOUNT             SETTLEMENT   (DEPRECIATION)
       SOLD                    BOUGHT                DATE            $
-------------------   -------------------------   ----------   --------------
USD              11      BRL                 31    11/03/03               --
USD              22      BRL                 63    11/04/03               --
USD             695      BRL              2,100    12/17/03               22
USD           1,340      BRL              3,900    12/17/03               (7)
USD           1,350      EUR              1,200    12/17/03               43
USD             124      HKD                960    11/03/03               --
USD             233      HKD              1,810    11/03/03               --
USD             900      HKD              6,986    11/03/03               (1)
USD              68      IDR            577,973    11/10/03               --
USD             169      KRW            200,000    12/17/03               (1)
USD           3,459      KRW          4,000,000    12/17/03              (92)
USD           3,726      KRW          4,400,000    12/17/03              (22)
USD             987      MXN             10,870    11/03/03               (4)
USD               7      MYR                 26    11/03/03               --
USD               9      MYR                 36    11/04/03               --
USD             107      MYR                408    11/04/03               --
USD               7      MYR                 28    11/05/03               --
USD              12      MYR                 47    11/05/03               --
USD              10      THB                389    11/03/03               --
USD              52      THB              2,080    11/04/03               --
USD             115      THB              4,583    11/04/03               --
USD               2      THB                 72    11/05/03               --
USD              18      ZAR                121    11/04/03               --
USD              35      ZAR                239    11/05/03               --
USD              12      ZAR                 84    11/06/03               --
USD              79      ZAR                547    11/06/03               --
USD           4,076      ZAR             31,000    12/17/03              375
BRL              14      USD                  5    11/03/03               --
BRL             257      USD                 89    11/04/03               --
BRL             556      USD                194    11/04/03               --
BRL             691      USD                241    11/04/03               --
BRL           1,521      USD                530    11/04/03               --
BRL           1,613      USD                562    11/04/03               --
BRL           3,209      USD              1,118    11/04/03               (1)
EUR             500      USD                564    12/17/03              (16)
EUR             700      USD                817    12/17/03                5
GBP               9      USD                 16    11/03/03               --
GBP             174      USD                295    11/04/03               (1)
GBP              18      USD                 31    11/05/03               --
HKD           1,083      USD                139    11/04/03               --
IDR          57,314      USD                  7    11/03/03               --
ILS             416      USD                 92    11/03/03               --
MXN             295      USD                 27    11/03/03                1
ZAR              31      USD                  4    11/03/03               --
ZAR             104      USD                 15    11/03/03               --

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                 UNREALIZED
                                                                APPRECIATION
      AMOUNT                   AMOUNT             SETTLEMENT   (DEPRECIATION)
       SOLD                    BOUGHT                DATE            $
-------------------   -------------------------   ----------   --------------
ZAR             178      USD                 26    11/03/03               --
ZAR             207      USD                 30    11/03/03               --
ZAR              46      USD                  7    11/04/03               --
ZAR             192      USD                 28    11/04/03               --
ZAR             219      USD                 31    11/04/03               (1)
ZAR             223      USD                 32    11/04/03               (1)
ZAR             258      USD                 37    11/04/03               (1)
ZAR             235      USD                 34    11/05/03               (1)
ZAR             408      USD                 59    11/05/03               (1)
ZAR             384      USD                 55    11/06/03               (1)
ZAR           7,000      USD                924    12/17/03              (82)
ZAR           7,000      USD                993    12/17/03              (13)
                                                                 -----------

                                                                         200
                                                                 ===========

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  69

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                     % OF           MARKET
INDUSTRY DIVERSIFICATION                             NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   3.7          15,080
Consumer Discretionary                                    4.6          19,080
Consumer Staples                                          4.4          17,978
Financial Services                                       19.1          78,034
Health Care                                               1.5           6,237
Integrated Oils                                           5.7          23,144
Materials and Processing                                 12.4          50,897
Miscellaneous                                             2.6          10,425
Options                                                   0.6           2,523
Other Energy                                              5.5          22,348
Producer Durables                                         6.7          27,200
Technology                                                9.0          36,839
Utilities                                                15.7          64,268
Short-Term Investments                                    7.8          31,279
Long-Term Investments                                      --              85
                                                 ------------    ------------
Total Investments                                        99.3         405,417
Other Assets and Liabilities, net                         0.7           3,047
                                                 ------------    ------------
Net Assets                                              100.0         408,464
                                                 ============    ============


GEOGRAPHIC DIVERSIFICATION                           % OF           MARKET
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    6.5          26,371
Asia                                                     49.3         201,621
Europe                                                    9.7          39,780
Latin America                                            18.9          77,344
Middle East                                               2.9          12,019
United Kingdom                                            3.2          12,944
Options                                                   0.6           2,523
Other                                                     0.4           1,451
Short-Term Investments                                    7.8          31,279
Long-Term Investments                                      --              85
                                                 ------------    ------------
Total Investments                                        99.3         405,417
Other Assets and Liabilities, net                         0.7           3,047
                                                 ------------    ------------

Net Assets                                              100.0         408,464
                                                 ============    ============


See accompanying notes which are an integral part of the financial statements.

 70  Emerging Markets Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                              Real Estate Securities - Class S        NAREIT Equity REIT **
Inception                                                                           10000.00                       10000.00
1994                                                                                 9443.00                        9402.00
1995                                                                                10521.00                       10550.00
1996                                                                                13167.00                       13157.00
1997                                                                                17337.00                       17469.00
1998                                                                                15305.00                       15234.00
1999                                                                                14631.00                       14162.00
2000                                                                                18289.00                       16751.00
2001                                                                                20022.00                       19144.00
2002                                                                                20932.00                       20362.00
2003                                                                                28171.00                       27271.00

Real Estate Securities Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,458              34.58%
5 Years                $      18,408              12.97%sec.
10 Years               $      28,171              10.91%sec.

Real Estate Securities Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,421              34.21%
5 Years                $      18,170              12.68%sec.
10 Years               $      27,487              10.63%sec.

Real Estate Securities Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,323              33.23%
5 Years                $      17,555              11.91%sec.
10 Years               $      26,556              10.25%sec.

NAREIT Equity REIT Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,394              33.94%
5 Years                $      17,902              12.35%sec.
10 Years               $      27,271              10.55%sec.

 72  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide current income and long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Real Estate Securities Fund Class S, Class E, and Class C shares gained 34.58%, 34.21%, and 33.23%, respectively. This compared to the NAREIT Equity REIT Index, which gained 33.94% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 1.18%, 1.43%, and 2.20%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The biggest contributor to the Fund's performance was an overweight position in the regional malls sector, which was the best performing property type during the past year. Regional malls benefited from strong consumer spending and earnings growth as operating fundamentals remained much stronger than for other property types.

Positions that detracted from Fund performance at the property sector level included an overweight in the industrial, apartments and lodging sectors. All three sectors were adversely affected by slower than expected economic activity and employment growth, particularly in the first half of the fiscal year.

RREEF had the largest allocation of assets of the Fund's three money managers and contributed the best performance during the fiscal year. RREEF's style emphasizes a top-down approach to property sector weights, based on an assessment of property market fundamentals. RREEF's performance benefited from effective sector positioning and positive stock selection within sectors.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The REIT market advanced very strongly during the fiscal year. The market was driven by strong capital flows from mutual fund and institutional investors. Investors' search for yield in a low interest rate environment and desire for increased diversification contributed to the significant inflows to the REIT market.

The Fund's money managers focused on the mid-capitalization and large-capitalization REITs and avoided the less liquid small-capitalization REITs that tend to pay the highest dividends. In 2001 and much of 2002, the small-cap REITs outperformed the market as a whole as the market was seeking yield above all other considerations. Investors were more discriminating in 2003 and focused on earnings quality and dividend coverage. This market environment was more aligned with the Fund money managers' approach to stock selection.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

In February, 2003, INVESCO Realty Advisors was added to the Fund's manager line-up, replacing Security Capital. INVESCO strives to achieve higher than benchmark returns with approximately average benchmark risk. INVESCO maintained a broadly diversified portfolio (typically 30-40 securities) with exposure to all benchmark sectors. INVESCO provided the Fund with increased exposure to the health care sector, a key component of the NAREIT Equity REIT Index that had historically been under-represented in the Fund.

Concurrent with this manager change, the following target weights were established for the Fund's money managers: RREEF: 40%, INVESCO: 30% and AEW:
30%.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

RREEF was the primary contributor to the Fund's performance during the last twelve months. Stock and sector selection contributed to RREEF's performance. RREEF's largest overweight positions were in regional malls, industrial and apartments and its largest underweight positions were in the health care and specialty sectors.

AEW outperformed the benchmark to a lesser extent than RREEF. AEW's portfolio tended to track relatively closely to the benchmark sector weights. Therefore, stock selection was the primary contributor to its performance during the twelve months. AEW has a more value-oriented style than either RREEF or INVESCO.

INVESCO performed close to the benchmark for the eight months they were in the Fund. Property sector selection was a positive contributor to performance, driven primarily by an overweight position in regional malls. Its individual stock selection, however, was a negative contributor to performance, particularly in the apartment sector.

At the overall Fund level, property sector selection was positive during the last twelve months. Overweight positions in the regional malls sector and underweight positions in the health care and specialty sectors benefited performance, but these

                                                 Real Estate Securities Fund  73

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

were partially offset by overweight positions in the industrial, apartments, and lodging sectors, which lagged the benchmark.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

During most of the past year, REITs have traded at a premium to their underlying private real estate net asset value. Because net asset value has been uncoupled from REIT values to some extent, the combination of dividend sustainability and earnings growth have proven to be more important variables in driving individual company performance.

The Fund fared relatively well in this environment as the Fund's money managers focused primarily on earnings quality and stability rather than deep value investing. Overall stock selection was a positive contributor to the Fund's performance during the fiscal year.

Money Managers                                                       Styles


AEW Management & Advisors, LP               Value
INVESCO Realty Advisors                     Market-Oriented
RREEF America, LLC                          Market-Oriented

                              --------------------

* Real Estate Securities Fund Class S assumes initial investment on November 1, 1993.

** National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

++ Real Estate Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Real Estate Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 74  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.9%
Apartment - 17.6%
Apartment Investment & Management Co. Class A
   (o)                                                190,000           7,771
Archstone-Smith Trust (o)                           1,291,807          34,491
AvalonBay Communities, Inc. (o)                       487,500          22,264
Boardwalk Equities, Inc.                              141,500           1,661
BRE Properties Class A (o)                            281,400           9,103
Camden Property Trust (o)                             150,000           5,940
Equity Residential (o)                              1,350,200          39,493
Essex Property Trust, Inc. (o)                        171,800          10,287
Pennsylvania Real Estate Investment Trust (o)         151,700           5,067
Summit Properties, Inc. (o)                           117,800           2,634
Sun Communities, Inc. (o)                              80,000           2,916
United Dominion Realty Trust, Inc. (o)                737,800          12,875
                                                                 ------------
                                                                      154,502
                                                                 ------------

Health Care - 2.0%
Health Care Property Investors, Inc. (o)               79,900           3,726
Health Care REIT, Inc. (o)                            104,600           3,467
Healthcare Realty Trust, Inc. (o)                     127,400           4,300
Senior Housing Properties Trust (o)                   115,000           1,712
Ventas, Inc. (o)                                      231,400           4,327
                                                                 ------------
                                                                       17,532
                                                                 ------------

Hotels/Leisure - 5.8%
Fairmont Hotels & Resorts, Inc.                       101,800           2,620
Hilton Hotels Corp.                                   706,900          11,197
Hospitality Properties Trust (o)                       64,000           2,347
Host Marriott Corp. (o)                             1,901,600          19,872
Starwood Hotels & Resorts Worldwide, Inc.             453,383          15,293
                                                                 ------------
                                                                       51,329
                                                                 ------------
Leasing - 0.8%
Crown American Realty Trust (o)                       195,600           2,343
Glenborough Realty Trust, Inc. (o)                     58,500           1,141
iStar Financial, Inc. (o)                              89,500           3,406
                                                                 ------------
                                                                        6,890
                                                                 ------------
Office/Industrial - 33.9%
Alexandria Real Estate Equities, Inc. (o)              79,500           4,055
AMB Property Corp. (o)                                244,400           7,330
American Financial Realty Trust (o)                    75,500           1,148
Arden Realty, Inc. (o)                                345,800           9,672
Boston Properties, Inc. (o)                           745,700          32,997

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brookfield Properties Co.                             640,200          16,351
CarrAmerica Realty Corp. (o)                          434,500          13,065
Catellus Development Corp.                          1,114,000          24,809
Centerpoint Properties Trust (o)                      198,700          13,502
Corporate Office Properties Trust (o)                  57,000           1,102
Cousins Properties, Inc. (o)                           72,100           2,073
Crescent Real Estate Equities Co. (o)                  50,000             768
Duke Realty Corp. (o)                                 121,500           3,558
Equity Office Properties Trust (o)                    656,800          18,397
Highwoods Properties, Inc. (o)                        328,900           8,157
Home Properties, Inc. (o)                             319,600          12,305
Kilroy Realty Corp. (o)                               256,100           7,401
Liberty Property Trust (o)                            532,300          19,365
Mack-Cali Realty Corp. (o)                            543,900          20,500
Plum Creek Timber Co., Inc. (REIT) (o)                136,000           3,584
Prentiss Properties Trust (o)                         211,000           6,381
Prologis (o)                                        1,788,900          52,844
PS Business Parks, Inc. (o)                           115,000           4,336
Reckson Associates Realty Corp. (o)                   146,500           3,255
SL Green Realty Corp. (o)                             325,100          11,752
                                                                 ------------
                                                                      298,707
                                                                 ------------

Outlet Centers - 3.7%
Chelsea Property Group, Inc. (o)                      664,700          32,703
                                                                 ------------

Regional Malls - 18.0%
CBL & Associates Properties, Inc. (o)                 135,200           7,206
General Growth Properties, Inc. (o)                   631,700          48,325
Macerich Co. (The) (o)                                351,300          14,122
Mills Corp. (The) (o)                                  67,600           2,758
Rouse Co. (The) (o)                                   520,500          22,382
Simon Property Group, Inc. (o)                      1,291,600          58,224
Taubman Centers, Inc. (o)                             272,000           5,484
                                                                 ------------
                                                                      158,501
                                                                 ------------

Self Storage - 2.2%
Public Storage, Inc. (o)                              372,600          14,904
Shurgard Storage Centers, Inc. Class A (o)            113,000           4,091
                                                                 ------------
                                                                       18,995
                                                                 ------------

Shopping Center - 11.9%
Developers Diversified Realty Corp. (o)               749,600          21,663
Federal Realty Invs Trust (o)                         310,100          11,768
Kimco Realty Corp. (o)                                170,000           7,082
Pan Pacific Retail Properties, Inc. (o)               549,400          24,366
Regency Centers Corp. (o)                             525,700          19,493

                                                 Real Estate Securities Fund  75

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Urstadt Biddle Properties, Inc. Class A (o)            79,000           1,070
Vornado Realty Trust (o)                              377,700          19,093
                                                                 ------------
                                                                      104,535
                                                                 ------------

TOTAL COMMON STOCKS
(cost $638,295)                                                       843,694
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.4%
Frank Russell Investment Company
   Money Market Fund                               29,769,000          29,769
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $29,769)                                                         29,769
                                                                 ------------

TOTAL INVESTMENTS - 99.3%
(identified cost $668,064)                                            873,463

OTHER ASSETS AND LIABILITIES
NET - 0.7%                                                              6,420
                                                                 ------------

NET ASSETS - 100.0%                                                   879,883
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 76  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                 SHORT TERM BOND - CLASS S                  ML 1-2.99
                                                                 -------------------------                  ---------
Inception                                                                 10000.00                           10000.00
1994                                                                      10104.00                           10119.00
1995                                                                      10957.00                           11024.00
1996                                                                      11572.00                           11676.00
1997                                                                      12276.00                           12433.00
1998                                                                      13083.00                           13390.00
1999                                                                      13457.00                           13792.00
2000                                                                      14274.00                           14629.00
2001                                                                      15810.00                           16214.00
2002                                                                      16570.00                           17007.00
2003                                                                      17059.00                           17349.00

Short Term Bond Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,295               2.95%
5 Years                $      13,038               5.45%sec.
10 Years               $      17,059               5.48%sec.

Short Term Bond Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,270               2.70%
5 Years                $      12,886               5.20%sec.
10 Years               $      16,861               5.36%sec.

Short Term Bond Fund - Class C ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,197               1.97%
5 Years                $      12,450               4.48%sec.
10 Years               $      16,290               5.00%sec.

Merrill Lynch 1-2.99 Years Treasury Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,201               2.01%
5 Years                $      12,956               5.32%sec.
10 Years               $      17,349               5.66%sec.

                                                        Short Term Bond Fund  77

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Funds seeks the preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed income securities with low-volatility characteristics.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide current income and preservation of capital with a focus on short duration securities. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Short Term Bond Fund Class S, Class E, and Class C shares gained 2.95%, 2.70%, and 1.97%, respectively. This compared to the Merrill Lynch 1-2.99 Years Treasury Index, which gained 2.01% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 0.56%, 0.80%, and 1.56%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The biggest contributor to the Fund's performance was its overweight in the investment and non-investment grade corporate sectors. The Fund's investments in the emerging market debt sector also performed well, as investors anticipated a global economic recovery.

Throughout most of the year, STW maintained a large weight in US investment grade corporate bonds and a lower weight in Treasury securities. PIMCO and Merganser also held similar weightings but to a lesser degree, as both managers additionally held securities in the mortgage sector. Blackrock tended to emphasize exposure to asset-backed and mortgage-backed securities, which did not perform as well as corporate securities.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund maintained, and in some instances increased, its allocation to US investment grade corporate bonds and lowered its allocation to Treasury securities. The Fund's money managers expected the corporate sector to outperform Treasuries. PIMCO also maintained an allocation to non-investment grade corporate bonds and emerging market debt securities, both of which rallied through out the year.

As many investors searched for bonds with attractive yields, yet hesitated to switch over entirely to equities, corporate bonds and emerging market debt became favored market sectors. This trend contributed to the Fund's performance during the period. During the year interest rates dropped to 40-year lows, which caused a significant home mortgage refinancing wave that in turn increased pre-payments on mortgage securities. The rise in pre-payments hurt mortgage-related securities and dampened Blackrock's performance in the Fund relative to the other money managers, as Blackrock generally favors mortgage-backed securities.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

In September 2003, the Fund terminated Blackrock and reallocated the assets to the remaining money managers. Throughout the year, most of the Fund's money managers slowly increased their corporate sector allocation. As the year progressed, the Fund's money managers began taking profits in the corporate sector and reallocating the proceeds to more attractively priced sectors, such as asset-backed, mortgage-backed, and Treasury securities. At the same time, PIMCO slowly decreased its allocation to non-investment grade corporate securities, resulting in an increase of the average credit quality of the portfolio.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

PIMCO and STW were the biggest contributors to the Fund's performance, driven by an overweight to corporate bonds and emerging market debt securities. Merganser enjoyed a year of excess performance relative to its benchmark, driven by exposure to all investment grade sectors. Blackrock also contributed positive performance but to a lesser degree, due mainly to its relatively large allocation to the less-favored mortgage-backed and Treasury sectors.

STW benefited from holding bonds that had caused it to underperform relative to its benchmark during the last fiscal year. These securities rebounded, boosting STW's contribution to Fund returns during the current fiscal period. PIMCO also owned bonds that underperformed last year which performed well during the current fiscal year. PIMCO benefited from its investment in high yield and emerging market debt. As investors began searching for higher yielding bonds, the high yield and emerging market debt sector returns rose, resulting in a large portion of PIMCO's contribution to excess return over the benchmark despite its overall small position in these securities.

Merganser also added value with exposure to corporate bonds, and an allocation to the commercial mortgage-backed sector. Merganser's investment approach favored the less followed sectors and/or securities, such as commercial mortgage-backed securities, which outperformed during the fiscal year. Finally, Blackrock added value by investing in the mortgage-backed sector. However, given the lagging performance of this sector

 78  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

relative to other sectors, Blackrock's excess return over the benchmark was lower than that of the Fund's other money managers.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The Fund benefited from a market that rewarded exposure to credit sensitive sectors. The Fund benefited from its underweight in the Treasury sector in favor of the other sectors. Security selection added to returns, especially in both the credit and mortgage sectors. For example, even though the lowest quality high yield sector posted the best performance, the large volume of defaults in this sector required that investors focus on bond selection. Security selection in the mortgage sector was also critical, as pre-payments on mortgage securities increased as homeowners took advantage of refinancing options and early payment opportunities.

Money Managers                                                       Styles


Merganser Capital Management, LP            Sector Rotation
Pacific Investment Management Company,
  LLC                                       Sector Rotation
STW Fixed Income Management, Ltd.           Sector Rotation

                              --------------------

*     Short Term Bond Fund Class S assumes initial investment on November 1,
      1993.

** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Short Term Bond Fund Class S performance has been linked with Class E to provide historical perspective. From February 18, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Short Term Bond Fund Class S and Class E performance has been linked with
      Class C to provide historical perspective. From March 3, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                        Short Term Bond Fund  79

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 71.3%
Asset-Backed Securities - 20.8%
Alter Moneta Receivables LLC
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                                  1,193           1,190
AmeriCredit Automobile Receivables Trust
   Series 2001-B Class A4
   5.370% due 06/12/08                                  2,000           2,068
Bank One Issuance Trust
   Series 2002-A2 Class A2
   4.160% due 01/15/08                                  4,000           4,135
Bay View Auto Trust
   Series 2002-LJ1 Class A2
   2.410% due 08/25/05                                     32              31
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                                  1,000             997
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                  8,161           8,676
California Infrastructure SCE-1
   Series 1997-1 Class A6
   6.380% due 09/25/08                                  4,400           4,681
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  2,450           2,703
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    820             873
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  8,920           9,148
   Series 2002-4 Class A4
   2.640% due 03/17/08                                  2,275           2,293
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                  1,100           1,147
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,055
Capital One Multi-Asset Execution Trust
   Series 2003-A6 Class A6
   2.950% due 08/17/09                                  1,000           1,001
Capital One Prime Auto Receivables Trust
   Series 2003-1 Class A3
   1.970% due 04/15/07                                  2,500           2,506

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                                  2,250           2,275
Chase Manhattan Auto Owner Trust
   Series 2000-A Class A4
   6.260% due 06/15/07                                  2,855           2,914
   Series 2002-B Class A4
   4.210% due 01/15/09                                  8,600           8,919
Chemical Master Credit Card Trust I
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,229
   Series 1996-3 Class A
   7.090% due 02/15/09                                  1,400           1,536
Chevron Trust Fund
   8.110% due 12/01/04                                    885             920
Chevy Chase Auto Receivables Trust
   Series 2000-1 Class A4
   7.470% due 07/15/05                                    689             705
   Series 2001-3 Class A3
   3.950% due 05/16/05                                    558             562
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                    500             497
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                  1,000           1,057
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                  1,000           1,041
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                  1,500           1,693
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,500           1,613
   Series 2002-A3 Class A3
   4.400% due 05/15/07                                  4,805           4,984
   Series 2003-A2 Class A2
   2.700% due 01/15/08                                  2,750           2,769
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             984
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,700
CitiFinancial Mortgage Securities, Inc.
   Series 2003-2 Class AV1
   1.220% due 05/25/33                                  3,786           3,784
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                  1,000             998

 80  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   1.320% due 08/15/08                                  2,000           2,005
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  3,641           3,664
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,112
Copelco Capital Funding Corp.
   Series 2000-A Class A4
   7.220% due 08/18/05                                    737             750
Daimler Chrysler Auto Trust
   Series 2001-D Class A4
   3.780% due 02/06/07                                  3,000           3,077
   Series 2002-B Class A4
   3.530% due 12/06/07                                  4,000           4,099
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  1,125           1,214
   Series 1998-7 Class A
   5.600% due 05/16/06                                  1,500           1,502
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-1 Class A
   1.190% due 04/15/07                                  3,000           3,000
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.220% due 08/15/08                                  1,000           1,002
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,315
   Series 2001-B Class A
   5.600% due 12/15/08                                  2,000           2,150
Fleetwood Credit Corp. Grantor Trust
   Series 1997-B Class A
   6.400% due 05/15/13                                  1,438           1,458
   Series 2001-B Class A5
   5.360% due 06/15/05                                  1,075           1,092
   Series 2002-A Class A4A
   4.360% due 09/15/06                                  5,100           5,271
   Series 2002-B Class A4
   4.750% due 08/15/06                                  3,500           3,646
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                  1,000             986
Government Trust Certificate
   8.500% due 04/01/06                                  1,053           1,152

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Green Tree Financial Corp.
   Series 1997-3 Class A5
   7.140% due 03/15/28                                    774             808
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  3,500           3,458
   Series 2003-3 Class A3
   2.140% due 04/23/07                                  2,500           2,500
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                                  3,000           3,028
Household Private Label Credit Card Master Note
   Trust I
   Series 2001-2 Class A
   4.950% due 06/16/08                                  1,000           1,026
   Series 2002-2 Class A
   1.290% due 01/18/11                                  1,000           1,001
Hyundai Auto Receivables Trust
   Series 2002-A Class A3
   2.800% due 02/15/07                                  1,000           1,011
   Series 2003-A Class A3
   2.330% due 11/15/07                                  1,500           1,500
Illinois Power Special Purpose Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                                  1,595           1,648
J.C.Penney Master Credit Card Trust
   Series 1998-E Class A
   5.500% due 06/15/07                                  4,500           4,507
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,077
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                                  4,000           4,283
   Series 2000-I Class A
   6.900% due 01/15/08                                  3,157           3,420
Mellon Auto Grantor Trust
   Series 2000-2 Class A
   6.390% due 07/15/07                                    651             667
National City Auto Receivables Trust
   Series 2002-A Class A3
   4.040% due 07/15/06                                    785             795
   Series 2002-A Class A4
   4.830% due 08/15/09                                  2,000           2,084
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  2,500           2,571
   Series 2002-A Class A4
   4.760% due 04/15/09                                  1,000           1,038

                                                        Short Term Bond Fund  81

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   1.240% due 09/25/13                                  2,000           1,990
Nissan Auto Receivables Owner Trust
   Series 2001-C Class A4
   4.800% due 02/15/07                                  1,275           1,315
   Series 2003-A Class A3
   1.890% due 12/15/06                                  2,760           2,763
Nordstrom Private Label Credit Card Master Note
   Trust
   Series 2001-1A Class A
   4.820% due 04/15/10                                  2,500           2,623
Onyx Acceptance Grantor Trust
   Series 2000-D Class A4
   6.850% due 08/15/07                                  2,567           2,630
   Series 2002-D Class A4
   3.100% due 07/15/09                                  1,000           1,013
   Series 2003-B Class A3
   1.770% due 05/15/07                                  2,000           1,993
PBG Equipment Trust
   Series 1998-1A Class A
   6.270% due 01/20/12                                    644             673
Peco Energy Transition Trust
   Series 1999-A Class A4
   5.800% due 03/01/07                                  1,688           1,755
Provident Auto Lease ABS Trust
   Series 1999-1 Class A2
   7.025% due 01/14/12                                    911             953
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
   5.740% due 03/15/07                                    563             581
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  3,000           3,224
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,928           2,076
Railcar Leasing LLC
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,113
Regions Auto Receivables Trust
   Series 2002-1 Class A3
   2.630% due 01/16/07                                  1,500           1,517
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                                  3,900           4,085
   Series 2000-2 Class A
   6.750% due 09/16/09                                  2,000           2,143

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SSB Auto Loan Trust
   Series 2002-1 Class A3
   2.370% due 09/15/06                                  1,900           1,917
Standard Credit Card Master Trust
   Series 1995-1 Class A
   8.250% due 01/07/07                                  1,375           1,480
Susquehanna Auto Lease Trust
   Series 2003-1 Class A2
   1.530% due 08/14/05                                  1,000           1,000
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,630
Triad Auto Receivables Owner Trust
   Series 2003-B Class A3
   2.480% due 03/12/08                                  1,000           1,002
Vanderbilt Acquisition Loan Trust
   Series 2002-1 Class A1
   3.280% due 01/07/13                                    459             463
Volkswagen Auto Loan Enhanced Trust
   Series 2003-2 Class A3
   2.270% due 10/22/07                                  3,000           3,002
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                  1,000           1,072
WFS Financial Owner Trust
   Series 2002-2 Class A3
   3.810% due 02/20/07                                  1,500           1,522
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                  1,000           1,011
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                  1,900           1,901
World Omni Auto Receivables Trust
   Series 2001-B Class A3
   3.790% due 11/21/05                                    603             608
                                                                 ------------
                                                                      212,656
                                                                 ------------

Corporate Bonds and Notes - 14.4%
Abbott Laboratories
   5.625% due 07/01/06                                    500             539
ABN Amro Bank NV
   7.250% due 05/31/05                                  2,000           2,163
   Series B
   8.250% due 08/01/09                                  1,800           1,876
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,605

 82  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           2,001
Associates Corp. of North America
   Series MTNH
   7.625% due 04/27/05                                  1,000           1,086
   7.250% due 05/08/06                                  1,700           1,889
   7.240% due 05/17/06                                  1,000           1,113
Bank of America Corp. (E)
   1.380% due 08/26/05                                  1,000           1,003
   5.250% due 02/01/07                                  1,000           1,068
Bank of Montreal
   6.100% due 09/15/05                                  2,000           2,141
   7.800% due 04/01/07                                  1,000           1,144
Bank One Corp.
   7.625% due 08/01/05                                  1,250           1,368
BankAmerica Corp.
   6.200% due 02/15/06                                    750             812
Bayerische Landesbank
   2.500% due 03/30/06                                  1,500           1,500
Bear Stearns Cos., Inc. (The) (E)
   1.700% due 07/15/05                                  1,500           1,512
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                                  7,500           7,900
CIT Group, Inc.
   7.375% due 04/02/07                                  1,000           1,128
Citigroup, Inc.
   6.750% due 12/01/05                                  7,325           7,986
   1.255% due 05/19/06                                  1,000           1,000
Comcast Cable Communications
   8.375% due 05/01/07                                  1,500           1,734
Countrywide Home Loans, Inc.
   Series MTNK
   3.500% due 12/19/05                                  3,000           3,059
   5.500% due 02/01/07                                  3,000           3,202
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,278
Deutsche Bank Financial, Inc.
   6.700% due 12/13/06                                  1,500           1,660
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             503
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  1,000             990
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,551

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Capital Corp.
   3.500% due 08/15/07                                  2,275           2,290
   8.500% due 07/24/08                                  1,000           1,205
   1.360% due 02/03/06                                  2,000           2,005
   5.350% due 03/30/06                                  2,500           2,666
   8.125% due 04/01/08                                  1,000           1,167
General Mills, Inc.
   3.875% due 11/30/07                                  1,000           1,014
General Motors Acceptance Corp.
   6.750% due 01/15/06                                  2,985           3,189
   4.500% due 07/15/06                                    300             305
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,173
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                  2,000           2,191
GTE North, Inc.
   Series E
   6.400% due 02/15/05                                  1,200           1,269
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                  1,500           1,673
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,089
Household Finance Corp.
   6.500% due 01/24/06                                  2,250           2,440
   5.750% due 01/30/07                                  5,100           5,499
International Lease Finance Corp.
   2.950% due 05/23/06                                  2,000           2,006
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,640
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,144
Lehman Brothers Holdings, Inc.
   6.250% due 05/15/06                                  2,500           2,719
Merck & Co., Inc.
   5.250% due 07/01/06                                  2,000           2,141
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,361
Morgan Stanley
   5.800% due 04/01/07                                  1,000           1,085
Nationsbank Corp.
   6.375% due 02/15/08                                  3,000           3,331
Norfolk Southern Corp. (E)
   2.478% due 02/28/05                                    700             703
Safeway, Inc.
   2.500% due 11/01/05                                  2,000           1,997

                                                        Short Term Bond Fund  83

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SLM Corp.
   Series MTNA
   5.625% due 04/10/07                                  5,885           6,352
Southwestern Bell Telephone
   6.625% due 04/01/05                                  2,510           2,665
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,081
   6.125% due 11/15/08                                    100             106
SunAmerica, Inc.
   6.750% due 10/01/07                                  3,850           4,323
Suntrust Bank (E)
   Series BKNT
   1.150% due 10/03/05                                  2,000           1,999
Swiss Bank Corp. NY
   7.250% due 09/01/06                                  1,500           1,688
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,665
US Bancorp/First Bank
   7.625% due 05/01/05                                  1,000           1,086
   Series MTNJ
   6.875% due 12/01/04                                  2,100           2,220
US Central Credit Union
   2.750% due 05/30/08                                  1,000             967
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                                    420             450
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,614
   7.550% due 08/18/05                                  2,000           2,192
Washington Mutual Financial Corp.
   6.250% due 05/15/06                                  4,750           5,155
Waste Management, Inc.
   7.100% due 08/01/26                                  1,175           1,270
Wells Fargo & Co. (E)
   1.230% due 09/15/06                                  3,000           3,004
   Series MTNH
   6.750% due 10/01/06                                    500             554
   6.750% due 06/15/07                                  2,000           2,245
Wells Fargo Financial, Inc.
   6.125% due 02/15/06                                    750             811
                                                                 ------------
                                                                      146,560
                                                                 ------------

Emerging Markets Debt - 0.6%
Brazilian Government International Bond (E)
   2.000% due 04/15/06                                  1,040           1,015
   10.000% due 01/16/07                                 1,800           1,941

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,440
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,174
                                                                 ------------
                                                                        5,570
                                                                 ------------

International Debt - 3.6%
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,050           1,147
European Investment Bank
   Series DTC
   5.625% due 01/24/06                                    575             623
France Telecom
   8.450% due 03/01/06                                  1,200           1,344
HBOS Treasury Services PLC
   3.750% due 09/30/08                                  1,000           1,000
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,095
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,741
Italy Government International Bond
   7.250% due 02/07/05                                  2,500           2,673
John Hancock Global Funding, Ltd.
   7.500% due 01/31/05                                  4,080           4,371
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,261
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,170
Province of British Columbia
   4.625% due 10/03/06                                  2,000           2,108
Province of Manitoba
   4.250% due 11/20/06                                  1,000           1,044
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,630
   6.000% due 02/21/06                                  1,000           1,083
Province of Quebec
   6.500% due 01/17/06                                  1,560           1,700
South Africa Government International Bond
   9.125% due 05/19/09                                    800             959
Telefonica Europe BV
   7.350% due 09/15/05                                  2,500           2,728
Vodafone Group PLC
   7.625% due 02/15/05                                  6,560           7,046
                                                                 ------------
                                                                       36,723
                                                                 ------------

 84  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mortgage-Backed Securities - 16.4%
Asset Securitization Corp.
   Series 1997-D4 Class A1C
   7.420% due 04/14/29                                  2,000           2,103
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.770% due 10/20/32                                    242             247
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.323% due 10/25/32                                     79              80
   Series 2003-1 Class 5A1
   5.469% due 04/25/33                                  1,046           1,068
   Series 2003-8 Class 2A1
   4.950% due 11/25/33                                  1,700           1,721
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                  1,836           1,806
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    796             843
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                                    469             491
   Series 2003-PWR2 Class A1
   3.432% due 05/11/39                                    990             995
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                    975             972
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,200           1,185
Chase Commercial Mortgage Securities Corp.
   Series 1997-2 Class A1
   6.450% due 12/19/29                                    175             178
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
   7.150% due 05/15/15                                    685             700
Contimortgage Home Equity Trust 1998-3
   Series 1998-2 Class A7
   6.570% due 03/15/23                                  1,200           1,227
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                  1,648           1,717
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                  2,558           2,622

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loans
   6.000% due 10/25/33                                  2,770           2,838
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002 P3 Class A
   2.361% due 08/25/33                                  1,010           1,008
   Series 2002-AR27 Class 2A2
   5.742% due 10/25/32                                    301             305
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000           1,004
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                  1,189           1,184
Federal Home Loan Mortgage Corp. 15 Year Gold
   TBA
   6.000% (o)                                          11,000          11,290
   5.000% (o)                                           1,000           1,015
   9.000% due 2005                                          6               6
   4.000% due 2007                                      1,992           2,020
   4.000% due 2008                                      1,885           1,920
   5.500% due 2008                                        358             374
   6.500% due 2008                                        357             375
   5.500% due 2009                                        717             746
   6.000% due 2009                                        510             534
   6.500% due 2009                                      1,093           1,153
   6.000% due 2010                                        443             464
   8.000% due 2010                                        196             206
   6.000% due 2011                                      1,261           1,316
   6.000% due 2013                                        322             335
   5.500% due 2014                                      1,283           1,327
   6.000% due 2014                                        337             351
   6.000% due 2016                                      1,686           1,751
   5.500% due 2017                                      1,976           2,036
   6.000% due 2028                                        346             355
   5.500% due 2029                                      1,576           1,598
   6.000% due 2029                                        648             665
   6.000% due 2031                                        832             853
   6.500% due 2032                                        422             439
   6.000% due 2033                                     12,146          12,464
   Series 1993-1645 Class PD
   4.500% due 09/15/08                                    418             430
   Series 2002-2441 Class KA
   5.750% due 05/15/31                                    150             151
   Series 2003-2557 Class MA
   4.500% due 07/15/16                                    980           1,002
   Series 2003-2580 Class QK
   4.000% due 04/15/22                                  1,500           1,507
   Series 2003-2638 Class NK
   4.000% due 02/15/15                                  2,200           2,251

                                                        Short Term Bond Fund  85

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H009 Class A2
   1.876% due 03/15/08                                  2,000           1,982
Federal National Mortgage Association 15 Year
   TBA
   5.000% (o)                                           3,500           3,555
   6.000% (o)                                           6,000           6,159
   6.000% due 2008                                        277             290
   5.500% due 2009                                      6,809           7,048
   6.000% due 2010                                        537             563
   6.500% due 2010                                        349             368
   6.000% due 2011                                        546             577
   6.500% due 2011                                        369             390
   4.500% due 2013                                      2,709           2,761
   5.000% due 2013                                      5,050           5,197
   5.500% due 2013                                        764             800
   6.000% due 2013                                      1,110           1,156
   6.000% due 2014                                      5,106           5,321
   5.500% due 2016                                      6,362           6,551
   6.000% due 2016                                        407             423
   5.500% due 2017                                     13,531          13,939
   6.000% due 2017                                      2,409           2,505
   5.000% due 2018                                      3,594           3,655
   5.500% due 2022                                      2,316           2,360
   7.500% due 2031                                        202             215
   6.000% due 2032                                        605             621
   6.000% due 2033                                         77              79
   Series 1994-1 Class K
   6.500% due 06/25/13                                    668             691
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                  2,000           2,040
   Series 2003-28 Class PA
   5.500% due 05/25/06                                  1,122           1,125
   Series 2003-92 Class BR
   5.000% due 04/25/14                                  2,300           2,381
Fleet Mortgage Securities
   Series 2001-1 Class A1
   6.000% due 07/28/29                                      1               1
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
   5.260% due 08/11/33                                    694             729
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    928             986
Government National Mortgage Association I
   7.000% due 2007                                         13              14
   6.000% due 2008                                        260             274
   9.500% due 2017                                          1               2

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association II (E)
   4.750% due 2027                                        296             303
   4.000% due 2032                                        719             729
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   1.410% due 06/25/29                                    155             155
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    929             940
LB-UBS Commercial Mortgage Trust
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,439           1,414
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                  1,150           1,201
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                                    408             432
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,966           1,972
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   1.450% due 07/25/32                                    323             323
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             546
   Series 2002-IQ2 Class A1
   4.090% due 12/15/35                                  1,216           1,251
Residential Funding Mortgage Sec I
   Series 2002-SA2 Class A1
   5.607% due 09/25/32                                    111             113
Residential Funding Mortgage Securities II
   Series 2003-HS1 Class AI2
   2.120% due 02/25/33                                  2,500           2,500
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   1.450% due 09/19/32                                    266             263
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    585             599
United Mortgage Securities Corp.
   Series 1993-1 Class AA
   4.707% due 09/25/33                                    291             293
   Series 1994-1 Class A2
   4.015% due 06/25/32                                    828             832

 86  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                    950             945
Washington Mutual
   Series 2001-1 Class A
   3.766% due 01/25/41                                     60              60
   Series 2002-AR9 Class 1A
   2.779% due 08/25/42                                  4,473           4,497
Washington Mutual MSC Mortgage Pass-Through CTFS
   (E)
   Series 2002-AR2 Class 2A1
   6.170% due 07/25/32                                    166             171
                                                                 ------------
                                                                      167,525
                                                                 ------------

United States Government Agencies - 0.4%
Federal Home Loan Bank System
   0.000% due 04/27/10                                  1,533           1,440
Federal Home Loan Mortgage Corp.
   4.250% due 03/22/06                                  1,450           1,466
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    737             773
                                                                 ------------
                                                                        3,679
                                                                 ------------

United States Government Treasuries - 15.1%
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                  2,514           2,793
   3.875% due 01/15/09                                  2,847           3,221
   4.250% due 01/15/10                                  5,376           6,265
   3.500% due 01/15/11                                  1,167           1,315
   3.000% due 07/15/12                                    205             225
United States Treasury Note
   1.625% due 03/31/05                                  4,000           4,008
   2.000% due 08/31/05                                 85,385          85,776
   2.375% due 08/15/06                                 48,180          48,339
   8.750% due 11/15/08                                  1,700           1,704
   9.125% due 05/15/09                                    750             782
                                                                 ------------
                                                                      154,428
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $723,503)                                                       727,141
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 31.7%
ABN AMRO North America Discount Note (c)
   1.070% due 01/14/04                                  5,900           5,884
African Development Bank
   9.750% due 12/15/03                                  1,720           1,737
AT&T Corp.
   7.500% due 04/01/04                                  3,500           3,584
AvalonBay Communities, Inc.
   6.580% due 02/15/04                                    750             761
Boatmen's Bancshares, Inc.
   7.625% due 10/01/04                                  3,058           3,208
BP Amoco Capital PLC (c)
   1.065% due 02/09/04                                  9,100           9,067
British Telecommunications PLC (E)
   2.435% due 12/15/03                                    200             200
CIT Group, Inc.
   5.625% due 05/17/04                                  2,600           2,658
   7.125% due 10/15/04                                  4,800           5,049
Conoco, Inc.
   5.900% due 04/15/04                                  1,975           2,015
Countrywide Home Loans, Inc.
   Series MTNJ
   5.250% due 06/15/04                                    750             767
CSX Corp.
   Series MTNC
   5.850% due 12/01/03                                  1,000           1,003
Danske Corp. Commercial Paper (c)(y)
   1.065% due 12/08/03                                  6,000           5,993
   1.060% due 12/19/03                                  3,000           2,996
ERP Operating, LP
   6.650% due 11/15/03                                  1,000           1,002
Evans Withycombe Residential
   7.500% due 04/15/04                                  1,000           1,025
Federal Home Loan Bank Consolidated Discount
   Notes (c)
   1.059% due 01/16/04                                  1,700           1,695
Federal Home Loan Mortgage Corp. Discount Note
   (c)
   1.055% due 01/08/04                                 22,300          22,248
   1.060% due 01/08/04                                 30,700          30,628
   1.090% due 03/15/04                                  5,800           5,775

                                                        Short Term Bond Fund  87

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association Discount
   Note
   1.050% due 12/02/03 (c)(y)                           5,500           5,495
   1.080% due 12/09/03 (c)(y)                          10,000           9,989
   1.045% due 12/10/03 (c)(y)                          11,900          11,887
   0.980% due 12/17/03 (c)(y)                             400             400
   1.050% due 12/17/03 (c)(y)                          10,000           9,987
   1.080% due 02/18/04 (c)                              1,400           1,394
   1.080% due 02/23/04 (c)                              9,000           8,969
   1.080% due 02/24/04 (c)                             10,000           9,965
   1.115% due 02/25/04 (c)                                500             498
   1.075% due 02/26/04 (c)                              4,300           4,284
Ford Credit Auto Owner Trust
   Series 2000-E Class A5
   6.770% due 10/15/04                                  2,478           2,492
Ford Motor Credit Co.
   7.500% due 06/15/04                                  1,000           1,027
Frank Russell Investment Company
   Money Market Fund                               67,714,334          67,714
General Electric Capital Corp.
   Series MTNA
   5.375% due 04/23/04                                  3,000           3,058
General Electric Capital Corp.
   7.250% due 05/03/04                                  1,000           1,029
General Electric Capital Corp. (c)(y)
   1.030% due 11/12/03                                    700             700
General Motors Acceptance Corp.
   5.750% due 11/10/03                                    750             750
   1.520% due 07/21/04                                    300             299
General Motors Acceptance Corp. (E)
   1.830% due 05/17/04                                  1,700           1,700
HBOS Treasury Services PLC Commercial Paper
   (E)(c)(y)
   1.090% due 12/09/03                                  5,400           5,394
   1.060% due 12/18/03                                  3,000           2,996
International Game Technology
   7.875% due 05/15/04                                  2,000           2,061
ITT Corp.
   6.750% due 11/15/03                                  1,500           1,500
Landesbank Baden-Wuerttemberg Girozentrale
   7.875% due 04/15/04                                  2,500           2,577

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
May Department Stores Co. (The)
   7.150% due 08/15/04                                  6,200           6,467
National Bank of Canada
   Series B
   8.125% due 08/15/04                                  1,000           1,034
Philadelphia Authority For Industrial
   Development
   Series 1997-1997 Class A
   6.488% due 06/15/04                                    476             489
Province of Manitoba
   6.125% due 01/19/04                                  2,000           2,020
Rababank USA Financial Corp. (c)
   1.060% due 01/30/04                                  2,300           2,294
Railcar Trust
   Series 1992-1 Class A
   7.750% due 06/01/04                                  2,470           2,526
Ralcorp Holdings, Inc.
   8.750% due 09/15/04                                  1,500           1,591
RBSG Capital Corp.
   10.125% due 03/01/04                                 2,000           2,055
Sears Roebuck Acceptance
   Series MTN3
   6.560% due 11/20/03                                  1,000           1,002
Shell Finance (UK) PLC (c)
   1.100% due 03/16/04                                  8,600           8,555
Svenska Handelsbanken
   8.350% due 07/15/04                                  1,000           1,048
UBS Finance, Inc. (c)
   1.085% due 02/17/04                                  1,900           1,893
United States Treasury Bill
   0.960% due 12/04/03 (c)(y)(s)                           60              60
   0.935% due 12/11/03 (c)(y)(s)                          100             100
   0.900% due 12/18/03 (c)(y)(s)                          350             350
   0.858% due 12/18/03 (c)(y)(s)                           20              20
   0.870% due 12/18/03 (c)(y)(s)                           25              25
   0.876% due 12/18/03 (c)(y)(s)                          320             320
   0.930% due 12/18/03 (c)(y)(s)                           50              50
   0.985% due 12/18/03 (c)(y)                          11,300          11,244
   0.995% due 04/15/04 (c)                              3,300           3,238
   1.020% due 04/29/04 (c)                             10,700          10,645
United States Treasury Note
   3.000% due 01/31/04                                  1,650           1,658

 88  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Upjohn Co.-Esot
   9.790% due 02/01/04                                    213             217
Westpactrust Securities
   1.075% due 02/05/04                                  1,200           1,195
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $323,333)                                                       323,556
                                                                 ------------

TOTAL INVESTMENTS - 103.0%
(identified cost $1,046,836)                                        1,050,697

OTHER ASSETS AND LIABILITIES
NET - (3.0%)                                                          (30,714)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,019,982
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 09/04 (2)                              490                1
   expiration date 12/04 (111)                         27,055              (67)
   expiration date 03/05 (109)                         26,457              (63)
   expiration date 06/05 (107)                         25,875              (53)
   expiration date 09/05 (107)                         25,790              (51)

United States Treasury 2 Year Notes
   expiration date 12/03 (67)                          14,369                9

United States Treasury 5 Year Notes
   expiration date 12/03 (202)                         22,586             (172)

United States Treasury 10 Year Notes
   expiration date 12/03 (22)                           2,471               62

Short Positions
Euribor Futures (Germany)
   expiration date 12/04 (12)                              13               (2)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (336)
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund  89

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Swap Option Three Month LIBOR
   Dec 2003 3.50 Call (1)                               7,350              (1)
   Dec 2003 5.50 Put (1)                               11,550              --
                                                                 ------------

Total Liability for Options Written (premiums
   received $49)                                                           (1)
                                                                 ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               3      EUR             3    11/04/03                 --
USD               3      EUR             3    11/05/03                 --
USD               9      EUR             8    11/05/03                 --
GDB               1      USD             1    12/11/03                 --
                                                           --------------
                                                                       --
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 90  Short Term Bond Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                 DIVERSIFIED BOND - CLASS S              LB AGGREGATE **
                                                                 --------------------------              ---------------
Inception                                                                 10000.00                           10000.00
1994                                                                       9599.00                            9633.00
1995                                                                      11044.00                           11140.00
1996                                                                      11658.00                           11792.00
1997                                                                      12645.00                           12840.00
1998                                                                      13731.00                           14039.00
1999                                                                      13730.00                           14114.00
2000                                                                      14691.00                           15144.00
2001                                                                      16764.00                           17349.00
2002                                                                      17632.00                           18370.00
2003                                                                      18449.00                           19272.00

Diversified Bond Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,463               4.63%
5 Years                $      13,436               6.08%sec.
10 Years               $      18,449               6.31%sec.

Diversified Bond Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,436               4.36%
5 Years                $      13,275               5.83%sec.
10 Years               $      18,021               6.06%sec.

Diversified Bond Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,358               3.58%
5 Years                $      12,799               5.06%sec.
10 Years               $      17,375               5.68%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,491               4.91%
5 Years                $      13,727               6.54%sec.
10 Years               $      19,272               6.78%sec.

 92  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide current income and the preservation of capital. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Diversified Bond Fund Class S, Class E, and Class C shares gained 4.63%, 4.36%, and 3.58%, respectively. This compared to the Lehman Brother Aggregate Bond Index, which gained 4.91% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 0.69%, 0.94%, and 1.69%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The largest contribution to Fund performance was its exposure to the corporate sector. Over the past twelve months, the investment grade corporate market, represented by the Lehman US Credit Index, generated a 10.6% return, almost twice the return generated by the Lehman Aggregate Bond Index. The Fund's slight overweight to this sector helped performance as corporate bonds rebounded from the underperformance suffered in the first three quarters of 2002.

The Fund's money managers also did well in managing risks, given the volatility of interest rates and opportunities in the mortgage-backed securities market. The money managers added value by overweighting mortgage-backed securities early in the year and underweighting them as interest rates rose in the summer of 2003. The swift rise in interest rates hurt mortgage-backed securities in July.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

With increased fiscal and monetary stimulus created by tax cuts and Federal Reserve lending rates, and a better environment for business in general, the Fund's money managers positioned their portfolios to overweight corporate issuers, who benefit from cheaper financing rates. Yield spreads between corporate bonds and Treasuries were wide as the fiscal year started, due to concerns over corporate governance and the high number of defaults by corporate issuers. This led the money managers to overweight corporate bonds and underweight Treasury securities.

Over the year, investors' tolerance for risk increased as evidenced by strong cash flows into equity mutual funds. This helped corporate bonds, and as yields fell relative to Treasuries, the Fund's money managers took profits and reduced positions in corporate bonds. At the same time, as interest rates rose in July 2003, the Fund's money managers found more value in mortgage-backed securities and went from an underweight to a slight overweight position.

The Fund's money managers seek diversification across issuers, sectors, and interest rate strategies. At the end of the year, the Fund's largest benchmark-relative exposure included very modest overweights to the mortgage and asset-backed sectors, along with select positions within the corporate sector.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

No changes were made to the Fund structure or its money manager line-up during the year.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

PIMCO's performance benefited from its holding of corporate bonds in the telecom and utility sectors. PIMCO also managed its duration strategy well, correctly anticipating a decline in rates in early 2003 and a rise in yields in the summer of 2003.

TimesSquare also did well, primarily because of its overweight to corporate bonds and security selection within the corporate sector. TimesSquare benefited from an underweight to mortgage-backed securities in July when the sector underperformed due to the sharp rise in interest rates.

Lincoln produced positive results relative to its benchmark, but suffered somewhat from a very small holding in National Century securitized debt which defaulted on its payments. Despite the securitized nature of the bonds, their price fell to pennies on the dollar, and prospects for an eventual rebound remained weak.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The past fiscal year was favorable to active managers given the wide yield spreads within the corporate market and divergent performance among specific corporate bonds. The Fund benefited from a market that rewarded investors who took credit risk at a very "distressed" time as the fiscal year started. Investors were also rewarded for holding asset-backed securities, and the Fund's overweight to this area during the period helped add modest value. Finally, the Fund's money managers were rewarded for identifying issuer-specific credits that were trading at low dollar prices and whose revenues were sufficient to pay down debt.

                                                       Diversified Bond Fund  93

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers                                                       Styles


Lincoln Capital Management Company           Enhanced Core
Pacific Investment Management Company,
  LLC                                        Sector Rotation
TimesSquare Capital Management, Inc.         Sector Rotation

                              --------------------

*     Diversified Bond Fund Class S assumes initial investment on November 1,
      1993.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Diversified Bond Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Diversified Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 94  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long-Term Investments - 106.4%
Asset-Backed Securities - 12.6%
American Express Credit Account Master Trust (E)
   Series 2001-1 Class A
   1.260% due 09/15/08                                  5,625           5,639
   Series 2003-4 Class A
   1.690% due 01/15/09                                  1,105           1,080
American Express Master Trust (E)
   Series 2001-1 Class A
   1.210% due 09/15/05                                  1,555           1,555
   Series 2002-1 Class A
   1.190% due 12/15/05                                    910             910
AmeriCredit Automobile Receivables Trust (E)
   Series 2002-A Class A3
   1.320% due 10/12/06                                    450             450
   Series 2002-EM Class A3B
   1.380% due 03/06/07                                  1,595           1,594
Bank One Issuance Trust (E)
   Series 2003-A2 Class A2
   1.170% due 10/15/08                                  3,715           3,717
   Series 2003-C3 Class C3
   4.770% due 02/16/16                                  1,815           1,687
Capital Auto Receivables Asset Trust (E)
   Series 2001-1 Class A5
   1.200% due 07/15/06                                    735             735
   Series 2002-4 Class A3
   1.170% due 01/16/06                                  1,060           1,060
   Series 2002-5 Class A2A
   1.180% due 01/18/05                                    425             425
   Series 2003-3 Class A3A
   2.960% due 01/15/08                                    625             629
Capital One Prime Auto Receivables Trust Series
   2003-2 Class B
   2.460% due 06/15/10                                  1,190           1,176
Carmax Auto Owner Trust Series 2003-2 Class C
   2.750% due 10/15/10                                    635             635
CenterPoint Energy Transition Bond Co. LLC
   Series 2001-1 Class A2
   4.760% due 09/15/09                                  1,485           1,566

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Credit Card Master Trust (E)
   Series 2001-6 Class A
   1.250% due 03/16/09                                  3,010           3,018
   Series 2003-1 Class A
   1.170% due 04/15/08                                  6,955           6,958
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2003-4 Class 1A1
   1.240% due 09/25/17                                  1,070           1,070
Chase Funding Net Interest Margin Series 2003-5A
   5.750% due 11/27/34                                    253             253
Chase Manhattan Auto Owner Trust Series 2003-A
   Class A4
   2.060% due 12/15/09                                  1,020             996
Chesapeake Funding LLC (E)
   Series 2002-1 Class A1
   1.320% due 06/07/07                                    835             835
Citibank Credit Card Issuance Trust Series
   2001-A6 Class A6
   5.650% due 06/16/08                                  1,050           1,129
   Series 2003-C4 Class C4
   5.000% due 06/10/15                                  1,450           1,368
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   1.320% due 08/15/08                                  3,295           3,303
College Loan Corp. Trust (E)
   Series 2003-2 Class A2
   1.295% due 01/25/12                                  2,825           2,834
Collegiate Funding Services Education Loan Trust
   I (E)
   1.200% due 03/28/12                                  1,151           1,151
Continental Airlines, Inc.
   6.545% due 02/02/19                                    386             386
Countrywide Asset-Backed Certificates (E)
   Series 2003-S2 Class A1
   1.290% due 12/25/18                                  1,560           1,560
Daimler Chrysler Master Owner Trust (E)
   Series 2003-A Class A
   1.170% due 02/15/08                                  1,225           1,226
Delta Air Lines, Inc.
   7.570% due 11/18/10                                    805             825
Discover Card Master Trust I (E)
   Series 2000-2 Class A
   1.300% due 09/18/07                                  1,645           1,648
   Series 2002-1 Class A
   1.190% due 07/15/07                                  2,990           2,990

                                                       Diversified Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-2 Class A
   1.220% due 04/15/08                                  1,630           1,633
Equifirst Mortgage Loan Trust (E)
   Series 2003-2 Class 3A3
   2.470% due 06/25/33                                  1,490           1,500
First Franklin NIM Trust Series 2002-FF1 Class A
   7.870% due 04/25/32                                    133             134
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.220% due 08/15/08                                    465             466
Fleet Credit Card Master Trust II Series 2001-C
   Class A
   3.860% due 03/15/07                                    825             841
   Series 2002-A Class A
   1.170% due 10/15/07                                  4,540           4,539
Ford Credit Auto Owner Trust (E)
   Series 2001-E Class A3
   1.260% due 03/15/05                                    897             897
   Series 2002-A Class A3B
   1.240% due 01/15/06                                  1,329           1,329
Ford Credit Floorplan Master Owner Trust (E)
   Series 2001-1 Class A
   1.210% due 07/17/06                                    865             865
GMAC Mortgage Corp. Loan Trust (E)
   Series 1999-1 Class A
   1.410% due 06/18/27                                    950             950
   Series 2003-HE1 Class A1
   1.210% due 04/25/33                                  1,465           1,465
Greyhound Funding LLC (E)
   Series 2001-1 Class A1
   1.380% due 09/07/06                                    261             261
GSR Mortgage Loan Trust (E)
   Series 2003-AHL Class A2A
   1.320% due 10/25/33                                  1,155           1,155
Harley-Davidson Motorcycle Trust Series 2003-2
   Class A2
   2.070% due 02/15/11                                  1,080           1,069
Honda Auto Receivables Owner Trust Series 2003-4
   Class A3
   2.190% due 05/15/07                                    795             795
Household Credit Card Master Note Trust I (E)
   Series 2002-1 Class A
   1.250% due 07/15/08                                    760             760

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IndyMac Loan Trust
   Series 2003 L1 Class A
   1.500% due 04/25/08                                  1,575           1,575
MBNA Credit Card Master Note Trust Series
   2002-C1 Class C1
   6.800% due 07/15/14                                    740             796
   Series 2003-A2 Class A2
   1.170% due 08/15/08                                  6,005           6,008
MBNA Master Credit Card Trust USA (E)
   Series 2000-C Class A
   1.280% due 07/15/07                                  2,860           2,863
Morgan Stanley ABS Capital I (E)
   Series 2003-NC10 Class A2
   1.320% due 10/25/33                                  1,045           1,044
MSDWCC Heloc Trust (E)
   Series 2003-2 Class A
   1.380% due 04/25/16                                  2,040           2,036
National City Auto Receivables Trust Series
   2002-A Class A4
   4.830% due 08/15/09                                    970           1,011
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   1.320% due 04/15/08                                    785             787
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A2
   1.170% due 06/25/11                                    956             956
   Series 2003-2 Class A2
   1.211% due 10/25/13                                    935             935
New Century Home Equity Loan Trust (E)
   Series 2003-5 Class AI1
   1.290% due 11/25/33                                  1,450           1,450
Nissan Auto Lease Trust (E)
   Series 2003-A Class A3A
   1.260% due 06/15/09                                  1,630           1,630
Nissan Master Owner Trust Receivables (E)
   Series 2003-A Class A1
   1.180% due 09/15/08                                  3,660           3,660
NPF XII, Inc.
   Series 2002-1A Class A
   2.390% due 05/02/05                                  1,825             310
Nynex Corp.
   9.550% due 05/01/10                                    200             237

 96  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Option One Mortgage Securities Corp. NIM Trust
   Series 2003-6 Class NOTE
   1.340% due 10/26/10                                    850             850
Residential Asset Mortgage Products, Inc. (E)
   Series 2002-RS5 Class AII
   1.490% due 09/25/32                                    613             614
   Series 2003-RS1 Class AII
   1.510% due 02/25/33                                  1,150           1,151
   Series 2003-RS2 Class AII
   1.460% due 03/25/33                                  1,098           1,097
   Series 2003-RS3 Class AII
   1.480% due 04/25/33                                    873             873
   Series 2003-RS4 Class AI1
   1.210% due 11/25/20                                    945             945
   Series 2003-RS4 Class AIIB
   1.450% due 05/25/33                                  1,451           1,450
   Series 2003-RS6 Class AI1
   1.250% due 02/25/21                                  1,376           1,375
Residential Asset Securities Corp. (E)
   Series 2003-KS9 Class AI1
   1.280% due 02/25/21                                    885             885
Ryder Vehicle Lease Trust Series 2001-A Class A3
   5.520% due 05/16/05                                     23              23
SLM Student Loan Trust (E)
   Series 2003-11 Class A2
   1.250% due 03/15/13                                  2,110           2,110
   Series 2003-3 Class A2
   1.160% due 06/15/10                                  1,845           1,845
   Series 2003-5 Class A2
   1.170% due 12/17/12                                  1,780           1,780
   Series 2003-7 Class A2
   1.170% due 09/16/13                                  2,375           2,375
   Series 2003-8 Class A2
   1.180% due 06/15/11                                    975             975
   Series 2003-B Class A1
   1.240% due 09/15/17                                    923             924
Small Business Administration
   7.449% due 08/01/10                                    225             246
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   1.460% due 01/25/34                                    785             785
Structured Asset Securities Corp. (E)
   Series 2003-BC1 Class A
   1.620% due 05/25/32                                  1,120           1,123

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Superior Wholesale Inventory Financing Trust (E)
   Series 2000-A Class A
   1.280% due 04/15/07                                  1,455           1,456
   Series 2001-A7 Class A
   1.210% due 03/15/06                                  1,735           1,735
Systems 2001 AT LLC
   7.156% due 12/15/11                                    244             268
Toyota Auto Receivables Owner Trust (E)
   Series 2001-A Class A4
   1.230% due 09/17/07                                    841             841
   Series 2002-C Class A4
   1.170% due 05/15/09                                    880             880
Triad Auto Receivables Owner Trust (E)
   Series 2003-A Class A3
   1.310% due 07/12/07                                  1,070           1,070
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   1.370% due 11/25/33                                    620             620
Wal-Mart Stores, Inc.
   8.800% due 12/30/14                                    315             398
Whole Auto Loan Trust
   Series 2003-1 Class A4
   2.580% due 03/15/10                                  1,145           1,141
William Street Funding Corp. Series 2003-1 Class
   A
   1.470% due 04/23/06                                  2,595           2,598
World Financial Network Credit Card Master Trust
   (E)
   Series 2001-A Class A
   1.360% due 06/16/08                                  1,075           1,076
                                                                 ------------
                                                                      131,874
                                                                 ------------

Corporate Bonds and Notes - 16.3%
Altria Group, Inc.
   7.650% due 07/01/08                                    310             332
Amerada Hess Corp.
   7.875% due 10/01/29                                    100             107
   7.300% due 08/15/31                                    230             230
American Electric Power Co., Inc. Series C
   5.375% due 03/15/10                                    620             642
American RE Corp.
   Series B
   7.450% due 12/15/26                                    530             577

                                                       Diversified Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    295             346
Archer-Daniels-Midland Co.
   8.375% due 04/15/17                                    665             842
Arrow Electronics, Inc.
   6.875% due 07/01/13                                     95              95
AT&T Corp. Step Up Bond
   7.800% due 11/15/11                                    300             340
   8.500% due 11/15/31                                    410             465
AT&T Wireless Services, Inc.
   8.125% due 05/01/12                                  1,265           1,468
   8.750% due 03/01/31                                  1,680           2,020
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                                    820             879
Bank of America Corp.
   7.800% due 02/15/10                                     55              65
   6.250% due 04/15/12                                  1,450           1,593
   4.750% due 08/15/13                                    725             708
Bank One Corp.
   2.625% due 06/30/08                                    880             839
   5.250% due 01/30/13                                    500             511
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    180             206
BCI US Funding Trust Step Up Bond
   8.01% due 12/29/49                                     570             641
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                  1,015             976
Bellsouth Capital Funding
   7.875% due 02/15/30                                    800             961
Beneficial Corp.
   8.400% due 05/15/08                                  1,235           1,436
Berkshire Hathaway, Inc.
   4.625% due 10/15/13                                  1,320           1,300
Boeing Capital Corp.
   6.100% due 03/01/11                                    140             149
   5.800% due 01/15/13                                    340             352
Boeing Co. (The)
   5.125% due 02/15/13                                    490             491
Bristol-Myers Squibb Co.
   5.750% due 10/01/11                                    630             673
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              59
Cadbury Schweppes US Finance LLC
   3.875% due 10/01/08                                  1,005             997
Campbell Soup Co.
   5.875% due 10/01/08                                    160             175
   8.875% due 05/01/21                                    420             556

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CarrAmerica Realty Corp.
   7.125% due 01/15/12                                    515             573
Caterpillar Financial Services Corp. Series MTND
   9.500% due 02/06/07                                    420             482
CenterPoint Energy Houston Electric LLC
   5.700% due 03/15/13                                    210             218
Champion International Corp.
   6.400% due 02/15/26                                    460             495
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    170             178
CIT Group, Inc.
   6.500% due 02/07/06                                    970           1,050
   6.875% due 11/01/09                                    100             112
Citicorp
   7.250% due 10/15/11                                    370             427
Citigroup, Inc.
   3.500% due 02/01/08                                  1,100           1,099
   7.250% due 10/01/10                                  4,305           5,014
Coca-Cola Enterprises, Inc.
   6.950% due 11/15/26                                    495             556
   6.750% due 01/15/38                                    250             273
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     75              77
Comcast Cable Communications
   8.375% due 05/01/07                                    850             983
   7.125% due 06/15/13                                  1,545           1,737
Comcast Cable Communications Holdings, Inc.
   9.455% due 11/15/22                                  1,126           1,517
Comcast Corp.
   5.850% due 01/15/10                                    120             128
   7.050% due 03/15/33                                    970           1,033
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    800             900
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    235             257
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    895             874
   Series MTNH
   6.250% due 04/15/09                                    700             768
   Series MTNK
   5.500% due 02/01/07                                    110             117
COX Communications, Inc.
   6.750% due 03/15/11                                    405             452

 98  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    140             145
   5.500% due 08/15/13                                    115             118
CSX Corp.
   6.750% due 03/15/11                                    915           1,024
CVS Corp.
   5.625% due 03/15/06                                    320             342
DaimlerChrysler NA Holding Corp.
   4.750% due 01/15/08                                  1,130           1,132
   4.050% due 06/04/08                                    965             934
   8.500% due 01/18/31                                    315             354
Deere & Co.
   8.100% due 05/15/30                                    450             573
Detroit Edison Co.
   6.125% due 10/01/10                                    190             208
   6.350% due 10/15/32                                     95             100
Devon Energy Corp.
   2.750% due 08/01/06                                    935             932
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    200             225
Dominion Resources, Inc.
   4.125% due 02/15/08                                  1,120           1,128
   Series B
   6.250% due 06/30/12                                     80              86
Dow Chemical Co. (The)
   7.375% due 11/01/29                                    505             554
DPL, Inc.
   8.250% due 03/01/07                                    260             285
Dresdner Funding Trust I
   8.151% due 06/30/31                                    715             787
DTE Energy Co.
   6.450% due 06/01/06                                    265             285
Duke Capital Corp.
   6.250% due 02/15/13                                     75              78
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     60              64
   7.875% due 08/16/10                                    900           1,056
   6.875% due 02/01/11                                     40              45
Duke Realty, LP
   5.875% due 08/15/12                                    405             427
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    620             715
Eli Lilly & Co.
   6.770% due 01/01/36                                    530             596
EOP Operating, LP
   7.000% due 07/15/11                                    500             563

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Exelon Corp.
   6.750% due 05/01/11                                     85              95
FedEx Corp.
   6.875% due 02/15/06                                    305             330
   7.600% due 07/01/97                                    155             179
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    330             358
Fifth Third Capital Trust I
   Series A
   8.136% due 03/15/27                                    615             715
Financing Corp. Fico Zero Coupon Series 15P
   0.000% due 03/07/19                                    165              69
First Bank National Association
   5.700% due 12/15/08                                     70              75
FirstEnergy Corp.
   Series A
   5.500% due 11/15/06                                     75              79
   Series B
   6.450% due 11/15/11                                    410             435
   Series C
   7.375% due 11/15/31                                  1,630           1,748
FleetBoston Financial Corp.
   7.250% due 09/15/05                                    300             328
   4.875% due 12/01/06                                    430             455
Ford Motor Co.
   6.375% due 02/01/29                                     90              72
   8.900% due 01/15/32                                    475             478
Ford Motor Credit Co.
   6.875% due 02/01/06                                    625             654
   6.500% due 01/25/07                                  1,665           1,721
   5.800% due 01/12/09                                    825             805
   7.375% due 10/28/09                                    885             914
   7.875% due 06/15/10                                    330             348
   7.375% due 02/01/11                                    895             917
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    510             555
GE Global Insurance Holding Corp.
   6.450% due 03/01/19                                    650             673
General Electric Capital Corp.
   3.250% due 06/15/09                                  1,155           1,106
   Series MTNA
   6.000% due 06/15/12                                  1,525           1,640
   6.750% due 03/15/32                                    515             571
General Electric Co.
   5.000% due 02/01/13                                  2,640           2,656

                                                       Diversified Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Acceptance Corp.
   6.125% due 09/15/06                                  2,025           2,143
   7.250% due 03/02/11                                  2,905           3,065
   6.875% due 09/15/11                                    965             996
   7.000% due 02/01/12                                     60              62
   8.000% due 11/01/31                                  1,120           1,159
Golden West Financial Corp.
   4.125% due 08/15/07                                    220             226
Goldman Sachs Group, Inc.
   7.350% due 10/01/09                                    725             847
   6.875% due 01/15/11                                    520             589
   5.700% due 09/01/12                                    740             775
   4.750% due 07/15/13                                    920             889
   5.250% due 10/15/13                                  1,450           1,456
Harsco Corp.
   5.125% due 09/15/13                                    230             231
Hartford Financial Services Group, Inc.
   6.375% due 11/01/08                                    750             827
Hertz Corp.
   9.000% due 11/01/09                                    230             256
HJ Heinz Co.
   6.375% due 07/15/28                                     50              52
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    220             243
Household Finance Corp.
   4.625% due 01/15/08                                    160             166
   6.375% due 10/15/11                                    320             350
   7.000% due 05/15/12                                  1,390           1,574
   6.375% due 11/27/12                                    245             267
HVB Funding Trust I
   8.741% due 06/30/31                                    430             487
HVB Funding Trust III
   9.000% due 10/22/31                                    190             221
INMCT
   1.500% due 11/25/08                                  1,575           1,575
International Lease Finance Corp.
   6.375% due 03/15/09                                    240             264
   4.375% due 11/01/09                                  2,570           2,569
   5.875% due 05/01/13                                  1,835           1,906
   Series MTNO
   4.000% due 01/17/06                                  1,100           1,134
ITT Industries, Inc.
   7.400% due 11/15/25                                    740             827
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    235             256

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase & Co.
   5.350% due 03/01/07                                    185             198
   6.750% due 02/01/11                                    960           1,080
   5.750% due 01/02/13                                    515             541
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    705             787
Kerr-McGee Corp.
   6.875% due 09/15/11                                    935           1,032
   7.875% due 09/15/31                                    435             493
Keycorp
   7.500% due 06/15/06                                    750             838
KeySpan Corp.
   6.150% due 06/01/06                                    290             314
   7.625% due 11/15/10                                    500             593
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,535           1,529
   5.250% due 10/01/13                                    590             587
Kroger Co.
   6.750% due 04/15/12                                  1,000           1,102
   7.500% due 04/01/31                                     60              68
Legg Mason, Inc.
   6.750% due 07/02/08                                    245             272
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    325             364
Liberty Media Corp.
   3.500% due 09/25/06                                  3,670           3,618
   5.700% due 05/15/13                                     60              59
Liberty Property-LP
   7.250% due 03/15/11                                    425             481
Lincoln National Corp.
   7.250% due 05/15/05                                    450             487
   6.500% due 03/15/08                                    200             220
Lockheed Martin Corp.
   8.500% due 12/01/29                                    670             871
Loral Corp.
   7.000% due 09/15/23                                    675             737
Lowe's Cos., Inc.
   6.875% due 02/15/28                                    680             759
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    720             866
Merrill Lynch & Co., Inc. Series MTNB
   3.125% due 07/15/08                                  1,165           1,132
Miller Brewing Co.
   5.500% due 08/15/13                                    275             281
Monumental Global Funding II
   3.850% due 03/03/08                                    320             322

 100  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley
   4.250% due 05/15/10                                    765             758
   6.750% due 04/15/11                                    380             428
Natexis Ambs Co. LLC
   8.44% due 12/29/49                                     270             316
National City Bank
   Series BKNT
   2.375% due 08/15/06                                  1,545           1,529
National Rural Utilities Cooperative Finance
   5.750% due 08/28/09                                    740             794
NB Capital Trust IV
   8.250% due 04/15/27                                    160             185
News America Holdings
   7.750% due 01/20/24                                  1,120           1,284
   8.150% due 10/17/36                                    360             438
   7.750% due 12/01/45                                    350             403
   8.250% due 10/17/96                                     75              87
News America, Inc.
   6.750% due 01/09/38                                     45              51
Nisource Finance Corp.
   7.875% due 11/15/10                                    275             326
Norfolk Southern Corp.
   6.200% due 04/15/09                                    900             986
   7.050% due 05/01/37                                    325             362
   7.900% due 05/15/97                                    180             209
Northern States Power Co. Series B
   8.000% due 08/28/12                                    830           1,003
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    185             246
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     35              36
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                    250             282
Pacificorp
   4.300% due 09/15/08                                    815             833
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  2,475           2,590
PNC Funding Corp.
   7.500% due 11/01/09                                    620             723
Procter & Gamble - Esop
   Series A
   9.360% due 01/01/21                                     90             121
Progress Energy, Inc.
   6.750% due 03/01/06                                    105             114
   7.100% due 03/01/11                                     90             101
   7.750% due 03/01/31                                    170             198
   7.000% due 10/30/31                                     90              96

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prudential Funding LLC
   6.600% due 05/15/08                                    175             195
PSEG Power LLC
   7.750% due 04/15/11                                  1,080           1,263
   6.950% due 06/01/12                                    800             896
Raytheon Co.
   6.750% due 08/15/07                                    600             663
RBS Capital Trust I (p)
   4.709% due 12/29/49                                    675             635
Resolution Funding Corp.
   Series A
   8.875% due 07/15/20                                  1,855           2,602
   8.625% due 01/15/21                                    715             985
   8.625% due 01/15/30                                    390             564
Safeway, Inc.
   2.500% due 11/01/05                                    550             549
   7.250% due 02/01/31                                     45              49
Sears Roebuck Acceptance
   7.000% due 06/01/32                                     80              87
Simon Property Group, LP
   4.875% due 03/18/10                                    785             800
Sovereign Bank
   5.125% due 03/15/13                                    450             439
Sprint Capital Corp.
   6.125% due 11/15/08                                  1,270           1,345
   8.375% due 03/15/12                                    115             131
   6.875% due 11/15/28                                  2,225           2,101
   8.750% due 03/15/32                                  2,025           2,314
SunTrust Banks, Inc.
   6.250% due 06/01/08                                    150             166
   6.000% due 02/15/26                                    500             537
Target Corp.
   5.950% due 05/15/06                                    535             581
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    330             427
   7.875% due 08/01/13                                    535             626
Tenaska Alabama II Partners, LP
   6.130% due 03/30/23                                    260             265
Time Warner Cos., Inc.
   8.050% due 01/15/16                                    635             744
Time Warner Entertainment Co., LP
   8.375% due 07/15/33                                  1,115           1,381
Time Warner, Inc.
   6.750% due 04/15/11                                    780             863
   9.125% due 01/15/13                                    280             351
   7.625% due 04/15/31                                    235             264
Transocean, Inc.
   7.500% due 04/15/31                                    330             375

                                                      Diversified Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    160             160
UBS Preferred Funding Trust I (p)
   8.622% due 10/29/49                                    580             711
Unilever Capital Corp.
   5.900% due 11/15/32                                    325             321
United Technologies Corp.
   8.750% due 03/01/21                                    380             504
Univision Communications, Inc.
   3.500% due 10/15/07                                    775             773
US Bank National Association Series BKNT
   5.625% due 11/30/05                                    500             537
Verizon Florida, Inc. Series F
   6.125% due 01/15/13                                    165             175
Verizon Global Funding Corp.
   7.750% due 12/01/30                                  3,915           4,543
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                  1,175           1,261
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    555             593
Viacom, Inc.
   7.700% due 07/30/10                                    710             842
Vornado Realty Trust
   5.625% due 06/15/07                                    410             434
Wachovia Corp.
   6.550% due 10/15/35                                    275             295
Washington Mutual Financial Corp.
   6.875% due 05/15/11                                    905           1,023
Washington Mutual, Inc.
   2.400% due 11/03/05                                  2,175           2,173
Wells Fargo & Co.
   4.950% due 10/16/13                                    215             214
Weyerhaeuser Co.
   6.125% due 03/15/07                                  1,280           1,388
   5.250% due 12/15/09                                    140             144
Zurich Capital Trust I
   8.376% due 06/01/37                                  1,595           1,810
                                                                 ------------
                                                                      170,724
                                                                 ------------

International Debt - 5.8%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                  1,150           1,275
ACE, Ltd.
   6.000% due 04/01/07                                    375             403

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
African Development Bank
   6.875% due 10/15/15                                    705             814
   8.800% due 09/01/19                                    295             398
Amvescap PLC
   6.600% due 05/15/05                                    525             560
AXA
   8.600% due 12/15/30                                  1,180           1,451
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    600             653
British Telecommunications PLC
   8.875% due 12/15/30                                    895           1,155
Canadian National Railway Co.
   6.800% due 07/15/18                                    450             506
Celulosa Arauco y Constitucion SA
   5.125% due 07/09/13                                    615             593
Chalet Finance PLC (E)
   Series 2003-2A Class A1
   1.363% due 11/26/13                                  1,070           1,070
Chile Government International Bond
   5.625% due 07/23/07                                    675             721
Conoco Funding Co.
   6.350% due 10/15/11                                    815             904
Corp Andina de Fomento CAF Series EXCH
   6.875% due 03/15/12                                    700             771
DBS Capital Funding Corp.
   7.657% due 03/15/49                                    575             646
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                  1,015           1,222
   5.250% due 07/22/13                                    725             721
   8.750% due 06/15/30                                  1,620           2,041
Diageo Capital PLC
   6.125% due 08/15/05                                    600             642
France Telecom
   8.450% due 03/01/06                                  1,295           1,450
   9.000% due 03/01/11                                  1,710           2,065
   9.750% due 03/01/31                                    995           1,315
Gracechurch Card Funding PLC (E)
   Series 2003-4 Class A
   1.170% due 06/15/08                                  4,655           4,654
Granite Mortgages PLC (E)
   Series 2003-1 Class 1A2
   1.350% due 01/20/20                                  1,355           1,355
Holmes Financing PLC (E)
   Series 2001-3 Class 2A
   1.310% due 01/15/07                                  1,405           1,405
   Series 2002-6 Class 2A
   1.320% due 04/15/08                                  3,000           3,000

 102  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hutchison Whampoa International 03/13, Ltd.
   6.500% due 02/13/13                                    420             437
Inco, Ltd.
   5.700% due 10/15/15                                    190             193
Inter-American Development Bank
   5.375% due 11/18/08                                  1,100           1,196
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   1.400% due 01/20/36                                  1,630           1,630
Korea Development Bank
   5.250% due 11/16/06                                    850             894
   4.250% due 11/13/07                                     95              96
   5.500% due 11/13/12                                     30              31
Medallion Trust (E)
   Series 2003-1G Class A
   1.330% due 12/21/33                                    978             978
Mexico Government International Bond
   8.375% due 01/14/11                                  1,280           1,499
   6.375% due 01/16/13                                    600             617
   8.125% due 12/30/19                                  2,265           2,497
   8.300% due 08/15/31                                  1,605           1,778
Mound Financing PLC
   Series 2001-2A Class A2
   1.370% due 11/08/07                                  1,480           1,482
National Westminster Bank PLC
   7.375% due 10/01/09                                    550             643
Noranda, Inc.
   6.000% due 10/15/15                                    160             161
Permanent Financing PLC
   4.200% due 06/10/05                                  1,800           1,865
Petro-Canada
   5.350% due 07/15/33                                    435             382
Petroleos Mexicanos
   9.500% due 09/15/27                                    225             260
Province of Newfoundland
   10.000% due 12/01/20                                    90             133
Province of Nova Scotia
   9.125% due 05/01/21                                    690             977
Province of Ontario
   6.000% due 02/21/06                                  1,315           1,424
Province of Quebec
   7.500% due 07/15/23                                    815             990
   7.125% due 02/09/24                                    985           1,150
Province of Saskatchewan
   7.375% due 07/15/13                                    500             605
Royal KPN NV
   8.000% due 10/01/10                                    645             767

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Santander Central Hispano Issuances, Ltd.
   7.625% due 09/14/10                                    155             182
Santander Financial Issuances
   6.800% due 07/15/05                                     90              97
   6.375% due 02/15/11                                    120             131
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    285             330
Skandinaviska Enskilda Banken AB
   6.875% due 02/15/09                                    225             248
Standard Chartered Bank
   8.000% due 05/30/31                                    485             578
Telecom Italia Capital
   5.250% due 11/15/13                                    510             508
   6.380% due 11/15/33                                    280             279
Telefonica Europe BV
   8.250% due 09/15/30                                    725             903
Thomson Corp. (The)
   4.250% due 08/15/09                                    845             847
TPSA Finance BV
   7.750% due 12/10/08                                    510             565
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    885             921
Vodafone Group PLC
   7.750% due 02/15/10                                    730             857
                                                                 ------------
                                                                       60,921
                                                                 ------------

Mortgage-Backed Securities - 42.5%
Asset Backed Funding Corp. NIM Trust
   Series 2002-NC1 Class N1
   8.840% due 08/25/32                                     37              37
   Series 2003-OPT1 Class NOTE
   6.900% due 07/26/33                                    476             475
   Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A1
   5.658% due 02/25/33                                    119             120
   Series 2002-11 Class 1A2
   5.379% due 02/25/33                                    411             417
   Series 2002-8 Class 3A
   6.164% due 08/25/32                                     27              27
   Series 2003-1 Class 6A1
   5.199% due 04/25/33                                    528             535
CDC Commercial Mortgage Trust Series 2002-FX1
   Class A1
   5.252% due 05/15/19                                  1,269           1,330

                                                      Diversified Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CDC Mortgage Capital Trust (E)
   Series 2002-HE2 Class A
   1.410% due 01/25/33                                    649             649
Centex Home Equity (E)
   Series 2003-A Class AV1
   1.400% due 03/25/33                                    771             772
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   1.370% due 05/25/32                                  1,831           1,829
Chase Funding Net Interest Margin
   Series 2003-3A Class NOTE
   6.875% due 06/27/36                                    203             203
Series 2003-C1A Class NOTE
   6.750% due 03/27/36                                    480             479
Citicorp Mortgage Securities, Inc. Series
   2001-12 Class M
   6.394% due 08/25/31                                    199             201
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A2
   6.030% due 09/15/30                                    815             889
Countrywide Asset-Backed Certificates (E)
   Series 2000-2 Class AV1
   1.350% due 06/25/31                                     67              67
   Series 2003-BC2 Class 2A1
   1.420% due 06/25/33                                    391             391
   Series 2003-BC4 Class 2A2
   1.440% due 09/25/33                                    705             704
Countrywide Home Loans, Inc. (E)
   Series 2003-42 Class 2A1
   1.250% due 10/25/33                                    823             823
CS First Boston Mortgage Securities Corp.
   Series 1998-C1 Class A1B
   6.480% due 05/17/40                                  1,715           1,898
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                                    292             307
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                    900              65
   Series 2003-C4 Class A4
   5.137% due 08/15/36                                    730             742
Federal Home Loan Mortgage Corp.
   15 Year Gold TBA
   4.500% (o)                                           1,985           1,979
   5.000% (o)                                           3,830           3,889
   5.500% (o)                                             115             118

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   30 Year Gold TBA
   4.500% (o)                                           1,625           1,551
   5.000% (o)                                          10,480          10,313
   5.500% (o)                                          17,600          17,743
   6.000% (o)                                           5,600           5,747
   6.500% (o)                                           5,175           5,384
   6.750% due 2007                                          8               8
   7.000% due 2008                                         70              74
   8.000% due 2008                                         16              17
   8.500% due 2008                                          7               7
   8.000% due 2009                                         19              21
   7.000% due 2010                                         33              35
   8.000% due 2010                                          4               4
   6.000% due 2011                                        909             949
   7.000% due 2011                                          9              10
   8.000% due 2011                                         54              58
   6.000% due 2012                                          9              10
   8.000% due 2012                                         34              37
   7.000% due 2014                                        175             185
   12.000% due 2014                                        28              33
   12.000% due 2015                                        31              37
   6.000% due 2016                                         32              33
   9.000% due 2016                                        111             123
   12.500% due 2016                                        11              13
   6.000% due 2017                                      1,070           1,112
   8.000% due 2017                                         65              71
   9.000% due 2017                                          1               2
   5.000% due 2018                                        340             345
   9.000% due 2018                                        209             235
   9.000% due 2020                                         88              96
   9.000% due 2022                                         28              31
   9.000% due 2024                                        129             143
   6.500% due 2025                                         17              17
   8.500% due 2025                                         76              83
   9.000% due 2025                                         47              52
   9.000% due 2026                                          2               2
   8.500% due 2027                                        324             354
   6.500% due 2028                                        346             359
   6.500% due 2029                                        579             602
   7.820% due 2030                                         23              24
   7.500% due 2031                                        124             132
   6.500% due 2032                                        325             338
   7.000% due 2032                                      2,781           2,920
   7.500% due 2032                                        444             473
   6.000% due 2033                                      5,404           5,547
   Series 1991-1053 Class G
   7.000% due 03/15/21                                    175             176
   Series 2002-2504 Class L
   5.500% due 03/15/15                                     25              26

 104  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Stated Final
   Series 2003-SF1 Class A2
   1.700% due 12/15/06                                    401             401
   Series 2003-SF1 Class A3
   2.000% due 12/15/08                                    784             779
   Series 2003-SF2 Class GA
   1.565% due 12/15/07                                  1,085           1,062
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities Series 2003-54 Class 3AIO
   0.807% due 02/25/43                                  9,226             249
   Series 2003-H010 Class A1
   1.582% due 09/15/08                                  2,049           2,045
Federal National Mortgage Association
   15 Year TBA
   4.000% (o)                                           4,560           4,434
   4.500% (o)                                          19,815          19,790
   5.000% (o)                                          21,695          22,034
   5.500% (o)                                          15,690          16,151
   6.000% (o)                                           1,325           1,378
   30 Year TBA
   4.500% (o)                                           7,460           7,110
   5.000% (o)                                          12,860          12,683
   5.500% (o)                                          34,895          35,222
   6.000% (o)                                          14,490          14,875
   6.500% (o)                                          15,900          16,516
   7.000% (o)                                           2,670           2,812
   9.500% due 2005                                          8               8
   9.500% due 2006                                         10              10
   7.000% due 2007                                         19              21
   7.200% due 2007                                        931           1,037
   7.000% due 2008                                         46              48
   7.000% due 2009                                        122             129
   8.000% due 2010                                          9               9
   10.500% due 2010                                         4               4
   7.000% due 2011                                         37              40
   8.000% due 2011                                         10              11
   7.000% due 2012                                         19              21
   6.000% due 2013                                        447             466
   6.500% due 2013                                         86              90
   Zero Coupon due 2014                                   935             538
   5.500% due 2014                                         75              78
   6.500% due 2015                                         61              64
   7.000% due 2015                                         37              39
   5.500% due 2016                                        358             370
   6.000% due 2016                                      1,074           1,116
   6.500% due 2016                                        380             399
   9.000% due 2016                                          4               4

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2017                                      2,492           2,567
   6.000% due 2017                                      4,504           4,684
   6.500% due 2017                                      1,407           1,478
   8.000% due 2017                                        128             140
   8.500% due 2017                                         12              14
   9.000% due 2017                                        102             113
   5.000% due 2018                                      4,739           4,819
   5.500% due 2018                                      1,805           1,860
   6.000% due 2018                                      1,580           1,643
   6.500% due 2018                                      1,089           1,133
   6.500% due 2019                                        416             433
   6.500% due 2020                                        139             144
   8.000% due 2020                                          9              10
   6.500% due 2022                                        745             775
   7.500% due 2022                                         68              73
   7.500% due 2023                                          4               4
   7.500% due 2024                                        108             115
   8.000% due 2024                                        293             317
   7.000% due 2025                                         40              42
   7.500% due 2025                                         31              33
   8.500% due 2025                                         30              32
   7.000% due 2026                                         13              14
   9.000% due 2026                                         52              57
   7.500% due 2027                                         13              14
   6.500% due 2028                                      1,961           2,034
   7.500% due 2028                                         26              28
   6.000% due 2029                                        184             189
   6.500% due 2029                                      3,880           4,024
   6.500% due 2030                                        416             431
   8.000% due 2030                                        796             853
   6.500% due 2031                                      1,567           1,632
   7.500% due 2031                                      1,240           1,316
   6.000% due 2032                                      2,263           2,323
   6.500% due 2032                                      2,137           2,231
   7.000% due 2032                                      6,884           7,260
   7.500% due 2032                                        248             264
   5.500% due 2033                                        686             694
   6.000% due 2033                                     16,785          17,242
   6.500% due 2033                                      1,523           1,583
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  2,613           2,750
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,385           1,510
   Series 1993-208 Class SA IO
   0.450% due 02/25/23                                  3,828              10
   Series 1997-81 Class PC
   5.000% due 04/18/27                                    234             239
   Series 2001-62 Class DA
   6.000% due 02/25/29                                     76              76

                                                      Diversified Bond Fund  105

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association Grantor
   Trust (E)
   Series 2001-T13 Class A1
   1.280% due 03/25/32                                    936             936
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,530           1,679
   Series 2002-T13 Class A1
   1.220% due 08/25/32                                    156             156
   Series 2002-T5 Class A1
   1.240% due 05/25/32                                  2,207           2,210
   Series 2002-T7 Class A1
   1.230% due 07/25/32                                  1,236           1,236
   Series 2003-T3 Class 1A
   1.323% due 06/25/33                                  2,286           2,286
   Series 2003-T4 Class 1A
   1.230% due 09/26/33                                  4,727           4,730
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.605% due 04/25/42                                  8,604             343
   Series 2002-W11 Class AV1
   1.290% due 11/25/32                                  4,847           4,848
   Series 2002-W2 Class AV1
   1.250% due 06/25/32                                  1,711           1,711
   Series 2002-W6 Class 2AIO
   0.367% due 06/25/42                                  7,932             189
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                    252             266
   Series 2003-W13 Class AF1
   1.190% due 10/25/33                                    789             789
   Series 2003-W13 Class AV1
   1.190% due 10/25/33                                  1,747           1,748
   Series 2003-W13 Class AV2
   1.260% due 10/25/33                                  1,015           1,017
   Series 2003-W16 Class AF1
   1.210% due 11/25/33                                  1,685           1,685
   Series 2003-W16 Class AV1
   1.270% due 11/25/33                                  1,265           1,265
   Series 2003-W3 Class 2A2
   3.730% due 06/25/42                                  1,845           1,858
   Series 2003-W4 Class 1A2
   3.063% due 04/25/38                                  1,240           1,234
   Series 2003-W5 Class A
   1.230% due 04/25/33                                  2,855           2,853
   Series 2003-W9 Class A
   1.240% due 06/25/33                                  3,923           3,921

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association-Aces
   Series 1998-M4 Class B
   6.424% due 12/25/23                                    293             299
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2003-FF4 Class A1
   1.870% due 10/25/33                                  1,565           1,565
   Series 2003-FFH1 Class 2A1
   1.270% due 09/25/33                                  1,019           1,019
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A1
   6.570% due 09/15/33                                    716             760
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR1 Class A1
   1.310% due 12/19/33                                  1,037           1,037
   Series 2003-AR2 Class AII1
   1.310% due 12/04/19                                  2,265           2,265
Government National Mortgage Association Series
   1998-23 Class ZA
   6.500% due 09/20/28                                  6,952           7,345
   Series 2002-61 Class A
   3.261% due 12/16/16                                  1,287           1,304
   Series 2002-61 Class BA
   4.648% due 03/16/26                                  1,040           1,059
   Series 2002-91 Class C
   4.671% due 02/16/27                                  1,190           1,206
Government National Mortgage Association I
   30 Year TBA
   5.000% (o)                                           3,535           3,494
   5.500% (o)                                           5,260           5,309
   6.000% (o)                                           6,115           6,314
   6.500% (o)                                           1,110           1,161
   7.000% (o)                                           4,755           5,036
   8.000% (o)                                             985           1,063
   8.500% (o)                                             270             292
   8.000% due 2007                                          1               1
   6.500% due 2008                                         33              35
   6.500% due 2009                                        366             388
   7.000% due 2011                                          4               4
   8.000% due 2016                                          2               2
   9.500% due 2016                                         16              18
   8.000% due 2017                                         15              16
   10.500% due 2020                                        23              28
   8.000% due 2022                                         76              82
   8.500% due 2022                                         41              45

 106  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2025                                         48              52
   8.000% due 2025                                        186             201
   9.000% due 2025                                        730             802
   7.500% due 2029                                         13              14
   8.500% due 2029                                         84              91
   7.500% due 2030                                        859             916
   8.000% due 2030                                        159             170
   8.500% due 2030                                        107             115
   6.500% due 2031                                        278             291
   7.500% due 2031                                         40              42
   8.000% due 2031                                         26              28
   7.500% due 2032                                        657             700
   8.000% due 2032                                        153             165
   5.500% due 2033                                        452             459
   6.000% due 2033                                      2,345           2,423
Government National Mortgage Association II (E)
   4.375% due 2023                                        552             561
   5.625% due 2023                                        772             797
   4.375% due 2024                                        364             371
   5.500% due 2033                                      7,544           7,650
GS Mortgage Securities Corp. II
   Series 1997-GL Class A2A
   6.940% due 07/13/30                                     34              34
   Series 1999-C1 Class A2
   6.110% due 11/18/30                                  1,970           2,140
GSAMP Trust
   Series 2002-NC1N Class NOTE
   8.500% due 07/25/32                                     54              54
GSR Mortgage Loan Trust Series 2003-3 Class A1
   7.000% due 06/25/43                                  1,200           1,279
GSRPM Mortgage Loan Trust (E)
   Series 2003-1 Class A1
   1.370% due 01/25/32                                    384             384
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2001-1 Class A
   1.410% due 01/20/31                                    789             789
Household Mortgage Loan Trust (E)
   Series 2002-HC1 Class A
   1.420% due 05/20/32                                    155             155
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   5.169% due 08/12/40                                  1,880           1,925
   Series 2001-CIB3 Class A2
   6.044% due 11/15/35                                    985           1,075
   Series 2003-CB6 Class A2
   5.255% due 07/12/37                                    685             701

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-PM1A Class A4
   5.326% due 08/12/40                                  1,235           1,271
LB Commercial Conduit Mortgage Trust Series
   1998-C4 Class A1B
   6.210% due 10/15/35                                  1,270           1,396
LB-UBS Commercial Mortgage Trust Series 2001-C3
   Class A1
   6.058% due 06/15/20                                    462             496
Long Beach Asset Holdings Corp. Series 2003-2
   Class N1
   7.627% due 06/25/33                                    274             275
   Series 2003-4 Class N1
   6.535% due 08/25/33                                    339             341
Long Beach Mortgage Loan Trust (E)
   Series 2003-4 Class AV2
   1.190% due 08/25/33                                    320             320
MASTR Alternative Loans Trust Series 2003-2
   Class 7A1
   7.000% due 12/25/32                                    354             361
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2002-NC1 Class A1
   1.440% due 05/25/33                                    812             812
   Series 2003-WMC1 Class A2
   1.480% due 11/25/33                                    901             902
   Series 2003-WMC2 Class A2
   1.460% due 02/25/34                                  1,140           1,139
Morgan Stanley ABS Capital I (E)
   Series 2003-NC5 Class A2
   1.400% due 04/25/33                                    678             678
Morgan Stanley Capital I Series 1998-WF1 Class
   A2
   6.550% due 03/15/30                                  2,085           2,311
Morgan Stanley Dean Witter Capital I
   Series 2001-IQA Class A2
   5.330% due 12/18/32                                  3,970           4,214
   Series 2003-NC4 Class A2
   1.490% due 04/25/33                                    592             592
Mortgage Capital Funding, Inc. Series 1998-MC2
   Class A2
   6.423% due 06/18/30                                  1,995           2,201
Nationslink Funding Corp. Series 1999-SL Class
   A4
   6.654% due 11/10/30                                    500             533
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   1.420% due 01/25/32                                  1,304           1,305
   Series 2002-2 Class A
   1.390% due 06/25/32                                  1,289           1,288

                                                      Diversified Bond Fund  107

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-1 Class A2
   1.540% due 02/25/33                                  1,603           1,607
   Series 2003-2 Class A2
   1.420% due 04/25/33                                    672             671
Option One Mortgage Securities Corp. NIM Trust
   Series 2002-3 Class CTFS
   1.420% due 04/26/09                                    122             122
   Series 2003-3 Class N
   1.430% due 04/25/10                                    715             715
Pacificamerica Home Equity Loan Series 1998-2
   Class AF
   6.590% due 06/26/28                                    180             181
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                  1,443              80
Residential Asset Securities Corp. (E)
   Series 2001-KS1 Class AII
   1.355% due 03/25/32                                    509             509
   Series 2002-KS3 Class A1B
   1.370% due 05/25/32                                  1,179           1,178
   Series 2003-KS1 Class A2
   1.490% due 01/25/33                                    791             792
   Series 2003-KS2 Class AI1
   1.220% due 08/25/19                                  1,397           1,397
Residential Asset Securitization Trust Series
   2002-L8 Class A
   1.300% due 08/25/35                                    129             129
Residential Funding Mortgage Securities I
   Series 2002-S15 Class A1
   6.250% due 09/25/32                                      7               7
Residential Funding Mortgage Securities II (E)
   Series 2002-HI4 Class A1
   1.250% due 07/25/10                                     93              93
   Series 2003-HI1 Class A1
   1.220% due 04/25/10                                    661             661
Saxon Asset Securities Trust (E)
   Series 2001-3 Class AV2
   1.400% due 08/25/31                                    441             441
   Series 2003-1 Class AV1
   1.430% due 06/25/33                                  1,475           1,475
Saxon Net Interest Margin Trust Series 2003-A
   Class A
   6.656% due 08/26/33                                    530             530

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Small Business Administration Series 1999-P10B
   Class 1
   7.540% due 08/10/09                                  2,686           2,955
   Series 2000-10B Class 1
   7.452% due 09/01/10                                  4,107           4,496
Structured Asset Securities Corp. (E)
   Series 2002-HF1 Class A
   1.410% due 01/25/33                                    152             152
Wells Fargo Mortgage Backed Securities Trust
   Series 2002-9 Class B1
   6.250% due 06/25/32                                    237             238
                                                                 ------------
                                                                      445,079
                                                                 ------------

Municipal Bonds - 0.6%
County of Clark Nevada General Obligation
   Limited, weekly demand (u)
   5.000% due 06/01/26                                  1,000           1,010
Energy Northwest Revenue Bonds
   5.500% due 07/01/13                                    200             223
   5.500% due 07/01/14                                    100             111
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/01/21                                  1,000             983
Lower Colorado River Authority Revenue Bonds,
   weekly demand (u)
   5.000% due 05/15/31                                  1,000           1,002
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly
   5.000% due 06/15/34                                    100             100
Orange County Water District Certificate of
   Participation, weekly demand (u)
   5.000% due 08/15/34                                    700             704
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                  2,515           2,270
University of Texas Revenue Bonds, weekly demand
   5.000% due 08/15/33                                    100             100
                                                                 ------------
                                                                        6,503
                                                                 ------------

 108  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Agencies - 7.4%
Federal Home Loan Bank System
   4.125% due 01/14/05                                    385             397
   3.250% due 08/15/05                                  3,180           3,252
   2.500% due 03/15/06                                  7,495           7,527
   5.375% due 02/15/07                                  2,020           2,172
   4.500% due 09/16/13                                  1,070           1,046
Federal Home Loan Mortgage Corp.
   3.875% due 02/15/05                                 12,705          13,074
   4.875% due 03/15/07                                    380             404
   2.750% due 03/15/08                                  1,035           1,010
   7.000% due 03/15/10                                  1,840           2,139
   5.125% due 07/15/12                                  3,609           3,740
   5.125% due 08/20/12                                  5,250           5,242
   6.750% due 03/15/31                                    511             585
   6.250% due 07/15/32                                    189             204
Federal National Mortgage Association
   1.875% due 12/15/04                                    435             437
   1.875% due 09/15/05                                  1,360           1,357
   5.500% due 02/15/06                                  2,365           2,534
   5.250% due 06/15/06                                  2,175           2,328
   4.750% due 06/18/07                                  1,215           1,237
   4.250% due 07/15/07                                    650             677
   6.000% due 05/15/08                                  2,625           2,903
   2.500% due 06/15/08                                  6,585           6,319
   5.250% due 01/15/09                                  6,735           7,223
   6.000% due 05/15/11                                  1,885           2,080
   6.125% due 03/15/12                                  1,060           1,176
   4.380% due 09/15/12                                  1,635           1,607
   4.375% due 03/15/13                                  2,645           2,581
   7.250% due 05/15/30                                  1,215           1,473
   6.625% due 11/15/30                                  1,690           1,907
   6.210% due 08/06/38                                    320             342
Financing Corp. Principal FICO
   Strip PO
   0.000% due 05/11/18                                     90              40
   0.000% due 12/06/18                                    155              66
   0.000% due 04/05/19                                    875             364
   0.000% due 09/26/19                                    585             236
Tennessee Valley Authority
   6.375% due 06/15/05                                     20              21
                                                                 ------------
                                                                       77,700
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United States Government Treasuries - 21.2%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07                                    350             381
   3.625% due 01/15/08                                    343             381
   3.875% due 01/15/09                                  4,840           5,475
   3.500% due 01/15/11                                    318             359
   3.375% due 01/15/12                                    624             700
   3.000% due 07/15/12                                  8,793           9,622
   1.875% due 07/15/13                                    100             100
   3.875% due 04/15/29                                    786             995
United States Treasury Note
   7.875% due 11/15/04                                 18,780          20,043
   2.000% due 11/30/04                                 21,870          22,035
   1.250% due 05/31/05                                  6,765           6,730
   2.000% due 08/31/05                                  7,980           8,018
   4.625% due 05/15/06                                  6,525           6,926
   6.875% due 05/15/06                                 27,585          30,798
   7.000% due 07/15/06                                  4,830           5,431
   6.625% due 05/15/07                                  7,785           8,830
   6.125% due 08/15/07                                  1,420           1,592
   2.625% due 05/15/08                                 10,520          10,314
   3.130% due 10/15/08                                  2,700           2,685
   8.750% due 11/15/08                                  1,730           1,734
   6.000% due 08/15/09                                  8,885          10,049
   5.750% due 08/15/10                                  3,520           3,938
   5.000% due 08/15/11                                 11,625          12,409
   4.000% due 11/15/12                                  4,980           4,906
   12.000% due 08/15/13                                   420             583
   13.250% due 05/15/14                                   680           1,018
   12.500% due 08/15/14                                 1,235           1,816
   9.875% due 11/15/15                                  1,265           1,879
   7.500% due 11/15/16                                  8,900          11,264
   8.750% due 05/15/17                                  2,095           2,920
   8.125% due 08/15/19                                  3,205           4,302
   8.125% due 08/15/21                                  2,360           3,194
   6.000% due 02/15/26                                  2,210           2,428
   6.375% due 08/15/27                                  4,620           5,320
   6.125% due 11/15/27                                  2,325           2,599
   6.125% due 08/15/29                                  7,870           8,835

                                                      Diversified Bond Fund  109

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Principal Only STRIP
   0.000% due 11/15/21                                  4,835           1,790
                                                                 ------------
                                                                      222,399
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,102,353)                                                   1,115,200
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Mar 2004 98.00 Put (400)                            98,000              18
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $22)                                                                 18
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Centaur Funding Corp.                                 390,000             467
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $417)                                                               467
                                                                 ------------

SHORT-TERM INVESTMENTS - 15.0%
Alabama Power Co.
   Series N
   4.875% due 09/01/04                                    540             555
Associates Corp. of North America
   5.750% due 11/01/03                                  3,000           3,000
AT&T Corp.
   5.360% due 11/21/03                                  1,600           1,861
Bundesschatzanweisungen
   4.250% due 03/12/04                                  2,460           2,881
CIT Group, Inc.
   5.625% due 05/17/04                                  1,600           1,636

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Danske Corp. Commercial Paper (c)(y)
   1.070% due 12/05/03                                  4,000           3,996
Federal Home Loan Mortgage Discount Notes (c)
   1.060% due 01/15/04                                  1,900           1,895
   1.075% due 02/26/04                                  1,000             996
Federal National Mortgage Association
   6.500% due 2004                                          1               1
Federal National Mortgage Association Discount
   (c)(y)
   1.040% due 11/21/03                                  2,200           2,199
Federal National Mortgage Association Discount
   Note
   1.070% due 11/25/03 (c)(y)                           6,200           6,196
   1.080% due 11/26/03 (c)(y)                           1,300           1,299
   1.080% due 12/09/03 (c)(y)                           3,400           3,396
   1.070% due 12/15/03 (c)(y)                           2,500           2,497
   1.075% due 12/15/03 (c)(y)                           4,600           4,594
   1.075% due 12/16/03 (c)(y)                             400             399
   1.130% due 02/18/04 (c)                              3,500           3,481
   1.100% due 03/03/04 (c)                                700             696
Frank Russell Investment Company
   Money Market Fund                               86,879,032          86,879
General Electric Capital Corp. (AE)
   1.090% due 12/10/03                                  1,400           1,398
   1.590% due 07/20/04                                  1,700           1,697
   1.510% due 07/30/04                                    800             798
HBOS Treasury Services PLC Commercial Paper
   (E)(c)(y)
   1.075% due 11/21/03                                  3,500           3,498
Lloyds Bank PLC
   1.060% due 01/22/04                                  1,200           1,197
   1.065% due 02/26/04                                  1,800           1,793
Pemex Finance, Ltd.
   6.125% due 11/15/03                                    200             201
Royal Bank of Scotland PLC
   1.055% due 12/16/03                                  4,000           3,990
Spieker Properties, Inc.
   6.900% due 01/15/04                                    500             505
State of California Notes
   2.000% due 06/16/04                                    400             401
Time Warner, Inc.
   7.975% due 08/15/04                                    300             313

 110  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Bill
   0.960% due 12/04/03 (c)(y)(s)                          270             270
   0.900% due 12/18/03 (c)(y)(s)                          835             834
   0.974% due 04/01/04 (y)                                 75              74
   0.985% due 04/01/04 (y)                                 50              50
   0.985% due 04/15/04 (y)                              5,600           5,572
   0.995% due 04/15/04 (y)                              1,700           1,691
   1.020% due 04/29/04 (y)                              4,800           4,775
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $157,056)                                                       157,514
                                                                 ------------

TOTAL INVESTMENTS - 121.5%
(identified cost $1,259,848)                                        1,273,199

OTHER ASSETS AND LIABILITIES - (21.5%)                               (225,100)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,048,099
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Bond Fund  111

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 03/04 (28)                           6,906               43
   expiration date 06/04 (40)                           9,835               30
   expiration date 09/04 (57)                          13,957               57
   expiration date 12/04 (52)                          12,674              (64)
   expiration date 03/05 (49)                          11,894              (60)
   expiration date 06/05 (49)                          11,849              (55)

United States Treasury Bonds
   expiration date 12/03 (14)                           1,522               33

United States Treasury 2 Year Notes
   expiration date 12/03 (9)                            1,930               17

United States Treasury 5 Year Notes
   expiration date 12/03 (196)                         21,915              260

United States Treasury 10 Year Notes
   expiration date 12/03 (169)                         18,978                7

Short Positions
Euribor Futures (Germany)
   expiration date 12/03 (22)                              --               17
   expiration date 03/04 (7)                                1                5
   expiration date 12/04 (6)                                6               (1)

United States Treasury Bonds
   expiration date 12/03 (4)                              435               (7)

United States Treasury 5 Year Notes
   expiration date 12/03 (18)                           2,013                4

United States Treasury 10 Year Notes
   expiration date 12/03 (35)                           3,930              (44)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  242
                                                                  ============

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Eurodollar Futures
   Dec 2003 98.00 Put (21)                              5,145              (1)
   Mar 2004 97.75 Put (7)                               1,711              --
   Jun 2004 98.00 Put (31)                              7,595             (15)

United States Treasury Notes
10 Year Futures
   Nov 2003 114.00 Call (44)                            5,016             (13)
   Nov 2003 112.00 Call (8)                               896             (13)
   Dec 2003 108.00 Put (15)                             1,620              (2)
                                                                 ------------

Total Liability for Options Written (premiums
   received $74)                                                          (44)
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 112  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,223      CAD         3,010    12/01/03                 57
USD           2,275      EUR         1,940    03/12/04                (28)
USD           2,369      EUR         2,040    03/12/04                 (6)
CAD           3,010      USD         2,159    12/01/03               (122)
EUR           1,609      USD         1,846    11/05/03                (24)
EUR           1,960      USD         2,159    03/12/04               (111)
EUR           3,920      USD         4,317    03/12/04               (223)
                                                           --------------

                                                                     (457)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Bond Fund  113

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                MULTISTRATEGY BOND - CLASS S             LB AGGREGATE **
                                                                ----------------------------             ---------------
Inception                                                                 10000.00                           10000.00
1994                                                                       9596.00                            9633.00
1995                                                                      10953.00                           11140.00
1996                                                                      11731.00                           11792.00
1997                                                                      12800.00                           12840.00
1998                                                                      13643.00                           14039.00
1999                                                                      13826.00                           14114.00
2000                                                                      14664.00                           15144.00
2001                                                                      16523.00                           17349.00
2002                                                                      17138.00                           18370.00
2003                                                                      18523.00                           19272.00

Multistrategy Bond Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,849               8.49%
5 Years                $      13,628               6.38%sec.
10 Years               $      18,523               6.36%sec.

Multistrategy Bond Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,823               8.23%
5 Years                $      13,454               6.11%sec.
10 Years               $      18,267               6.21%sec.

Multistrategy Bond Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,737               7.37%
5 Years                $      12,996               5.38%sec.
10 Years               $      17,645               5.84%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,491               4.91%
5 Years                $      13,727               6.54%sec.
10 Years               $      19,272               6.78%sec.

 114  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide current income and capital appreciation. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Multistrategy Bond Fund Class S, Class E, and Class C shares gained 8.49%, 8.23%, and 7.37%, respectively. This compared to the Lehman Brothers Aggregate Bond Index, which gained 4.91% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 0.94%, 1.18%, and 1.94%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The biggest contributor to Fund performance was its exposure to riskier fixed income sectors including investment grade corporate, high yield and emerging market debt. Over the past twelve months, the investment grade corporate bond market, represented by the Lehman US Credit Index, generated a 10.6% return, almost twice the return generated on the overall Lehman Aggregate Bond Index. The Lehman High Yield Index posted a 33.8% return for the same period. A slight overweight in the Fund to corporate bonds and a 9% average exposure to high yield securities helped performance relative to the benchmark as these sectors rebounded from the underperformance in the first three quarters of 2002.

The Fund's money managers also did well in managing risk given the volatility of interest rates and opportunities in the mortgage-backed securities market. Money managers added value by overweighting mortgage-backed securities early in the year and underweighting them as interest rates rose in the summer of 2003. The swift rise in interest rates hurt mortgage-backed securities in July.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

With increased fiscal and monetary stimulus created by tax cuts and Federal Reserve lending rates, and a better environment for businesses in general, the Fund's money managers positioned their portfolios to overweight corporate and high yield securities, which benefit from lower financing rates. Yield spreads between corporate bonds and Treasuries were wide as the fiscal year started, due to concerns over corporate governance and the high number of defaults by corporate issuers. This led the money managers to overweight corporate and high yield bonds while underweighting Treasury securities.

Over the year, investors' tolerance for risk increased as evidenced by strong cash flows into equity mutual funds. This helped corporate bonds, and as yields fell relative to Treasuries, the Fund's money managers took profits and reduced positions in corporate bonds. At the same time, as interest rates rose in July 2003, the Fund's money managers found more value in mortgage-backed securities and went from an underweight to a slight overweight position.

The Fund's money managers seek diversification across issuers, sectors, and interest rate strategies. At the end of the year, the Fund had very modest overweights to the mortgage-backed and investment grade corporate sectors. Whereas the Fund did have an 11% allocation to high yield securities in February 2003, these positions were reduced as profits were realized, leaving the allocation at fiscal year-end at approximately 9%.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

No changes were made to the Fund structure or its money manager line-up during the year.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Delaware was the strongest performer within the money manager line-up. Delaware allocated almost 20% of its portfolio in below-investment grade securities when spreads were widest in the fall of 2002.

PIMCO also did well over the fiscal year. PIMCO's performance benefited from its holding of corporate bonds in the utility and telecom sectors. Additionally, PIMCO held roughly 10% of its portfolio in high yield and emerging market debt, sectors which rallied over the year. By the end of the fiscal year, PIMCO had decreased its allocation to 5%.

TimesSquare outperformed the Fund's benchmark, primarily due to its overweight to corporate bonds, its low exposure to high yield and emerging market debt, and security selection that was rewarded within the corporate, high yield, and emerging market debt sectors. TimesSquare also benefited from an underweight to mortgage-backed securities in July when the sector underperformed dramatically due to the sharp rise in interest rates.

Morgan Stanley outperformed the Fund's benchmark, but lagged the other money managers. The firm expected rates to rise in August of 2002. Instead, interest rates fell further and

                                                    Multistrategy Bond Fund  115

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

did not start rising until July of 2003. Morgan did, however, add excess return through its corporate and mortgage-backed investments during the year.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The past fiscal year was favorable to active managers given the wide yield spreads within the corporate and high yield markets and divergent performance among issuer specific bonds. The Fund benefited from a market that rewarded investors who took credit risk at a very "distressed" time as the fiscal year started. Investors were also rewarded for holding asset-backed securities, and the Fund's overweight to this area helped add modest value. Finally, the Fund's money managers were rewarded for identifying issuer-specific credits that were trading at low dollar prices and whose revenues were sufficient to pay down debt.

Money Managers                                                        Style


Delaware Management Company                  Sector Rotation
Morgan Stanley Investments, LP               Sector Rotation
Pacific Investment Management Company,
  LLC                                        Sector Rotation
TimesSquare Capital Management, Inc.         Sector Rotation

                              --------------------

*     Multistrategy Bond Fund Class S assumes initial investment on November 1,
      1993.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Multistrategy Bond Fund Class S performance has been linked with Class E to provide historical perspective. For the period September 11, 1998 (commencement of sale) through the current period, Class E paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Multistrategy Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 116  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 82.9%
Asset-Backed Securities - 2.7%
Alliance Pipeline US
   4.591% due 12/31/25                                    545             520
American Airlines, Inc.
   9.710% due 01/02/07                                    207             184
   6.817% due 05/23/11                                    305             270
   7.379% due 05/23/16                                    740             512
Capital One Multi-Asset Execution Trust
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                    205             208
Chase Funding Mortgage Loan Asset-Backed
   Certificates
   Series 2003-1 Class 1A1
   2.005% due 02/25/17                                    590             591
Chase Manhattan Auto Owner Trust
   Series 2002-B Class A2
   2.700% due 01/18/05                                      8               8
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    900           1,016
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,775           1,909
Continental Airlines, Inc.
   7.033% due 06/15/11                                  1,582           1,335
   6.900% due 01/02/17                                  1,146             931
   6.900% due 01/02/18                                    312             309
   6.545% due 02/02/19                                    104             104
Daimler Chrysler Auto Trust
   Series 2000-A Class A4
   7.230% due 01/06/05                                    209             211
   Series 2002-A Class A2
   2.900% due 12/06/04                                    148             148
DaimlerChrysler NA Holding Corp.
   6.500% due 11/15/13                                    505             505
Delta Air Lines, Inc.
   7.299% due 09/18/06                                    240             212
Fleet Credit Card Master Trust II
   Series 2001-C Class A
   3.860% due 03/15/07                                  1,400           1,427
Ford Credit Auto Owner Trust
   Series 2003-A Class A2A
   1.620% due 08/15/05                                    541             541
Golden Tree High Yield Opportunities, LP
   Series 2000-1 Class C1
   9.404% due 10/31/07                                  1,100           1,100

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust
   Series 2002-1 Class A1
   3.020% due 09/15/06                                    258             259
   Series 2002-2 Class A1
   1.910% due 04/15/07                                    289             289
   Series 2003-1 Class A1
   1.560% due 05/15/07                                    442             442
Home Equity Asset Trust
   Series 2003-5N Class A
   7.500% due 01/27/34                                    175             174
Honda Auto Receivables Owner Trust
   Series 2003-1 Class A2
   1.460% due 09/19/05                                    779             779
Kern River Funding Corp.
   4.893% due 04/30/18                                    497             491
Lehman ABS Manufactured Housing Contract
   Series 2001-B Class A1
   3.010% due 03/15/10                                     76              76
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    600             719
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                    225             210
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    510             556
Power Contract Financing LLC
   5.200% due 02/01/06                                    655             654
   6.256% due 02/01/10                                    225             221
Prudential Holdings LLC
   8.695% due 12/18/23                                    500             605
Sharps Special I LLC Trust
   Series 2002
   9.500% due 08/25/32                                     69              69
SLM Student Loan Trust (E)
   Series 1997-2 Class CTFS
   1.781% due 10/25/12                                    900             900
   Series 1998-1 Class A2
   1.711% due 10/25/11                                    798             806
   Series 1998-2 Class A2
   1.681% due 01/25/14                                    184             185
Small Business Administration
   7.449% due 08/01/10                                    450             493
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  3,007           3,337

                                                    Multistrategy Bond Fund  117

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Systems 2001 AT LLC
   7.156% due 12/15/11                                    357             391
   6.664% due 09/15/13                                    497             548
Whole Auto Loan Trust
   Series 2002-1 Class A2
   1.880% due 06/15/05                                    473             474
World Financial Properties
   6.910% due 09/01/13                                    590             651
   6.950% due 09/01/13                                    234             259
                                                                 ------------
                                                                       25,629
                                                                 ------------

Corporate Bonds and Notes - 18.2%
Aetna, Inc.
   7.875% due 03/01/11                                    465             545
Ahold Finance USA, Inc.
   8.250% due 07/15/10                                    560             603
AIG SunAmerica Global Financing VI
   6.300% due 05/10/11                                    380             418
AIG SunAmerica Global Financing X
   6.900% due 03/15/32                                    265             298
Albertson's, Inc.
   7.500% due 02/15/11                                    190             217
   7.450% due 08/01/29                                    135             147
Allied Waste North America
   Series B
   8.500% due 12/01/08                                    180             198
   7.875% due 01/01/09                                  1,410           1,473
Altria Group, Inc.
   7.000% due 11/04/13                                    125             127
   7.750% due 01/15/27                                    180             185
Amerada Hess Corp.
   7.875% due 10/01/29                                    395             421
   7.300% due 08/15/31                                    830             830
America West Airlines                                      64              60
   Series A
   6.850% due 07/02/09                                    496             450
American Airlines, Inc.
   Series 90-H
   9.800% due 01/02/08                                  1,190             893
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    100             104
American General Corp.
   7.500% due 07/15/25                                    110             130
American RE Corp.
   Series B
   7.450% due 12/15/26                                    975           1,061

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Amkor Technology, Inc.
   7.750% due 05/15/13                                    230             245
Anheuser-Busch Cos., Inc.
   5.050% due 10/15/16                                    825             817
Anthem Insurance Cos., Inc.
   9.125% due 04/01/10                                    290             362
   9.000% due 04/01/27                                    150             196
AON Corp.
   7.375% due 12/14/12                                    385             438
Appalachian Power Co.
   Series H
   5.950% due 05/15/33                                     80              74
Arrow Electronics, Inc.
   6.875% due 07/01/13                                    320             319
   6.875% due 06/01/18                                     30              29
ArvinMeritor, Inc.
   6.625% due 06/15/07                                    125             123
   8.750% due 03/01/12                                     50              53
ASIF Global Financing
   4.900% due 01/17/13                                    520             512
AT&T Corp. Step Up Bond
   7.000% due 11/15/06                                    845             937
   7.800% due 11/15/11                                    415             470
   8.500% due 11/15/31                                    615             697
AT&T Wireless Services, Inc.
   7.875% due 03/01/11                                     70              80
   8.125% due 05/01/12                                    530             615
   8.750% due 03/01/31                                    205             247
Avista Corp.
   7.750% due 01/01/07                                     50              56
   9.750% due 06/01/08                                    610             720
Avnet, Inc.
   9.750% due 02/15/08                                     55              61
AXA Financial, Inc.
   6.500% due 04/01/08                                    120             133
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                                  1,410           1,511
Bank of America Corp.
   7.800% due 02/15/10                                     65              77
   Series MTNI
   1.450% due 10/22/04                                    925             928
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    280             320
BCI US Funding Trust Step Up Bond (p)
   8.100% due 12/29/49                                    730             821
Bear Stearns Cos., Inc. (The)
   4.650% due 07/02/18                                    510             462

 118  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Boeing Capital Corp.
   6.100% due 03/01/11                                    425             453
   6.500% due 02/15/12                                     35              38
   5.800% due 01/15/13                                    205             212
Boeing Co. (The)
   6.625% due 02/15/38                                     80              83
Bowater, Inc.
   6.500% due 06/15/13                                    715             657
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              59
Campbell Soup Co.
   5.875% due 10/01/08                                    260             285
Capital One Bank
   6.500% due 06/13/13                                    695             716
Carlyle High Yield Partners
   8.740% due 05/31/07                                    850             880
Cendant Corp.
   7.375% due 01/15/13                                    385             441
CenterPoint Energy Houston Electric LLC
   5.700% due 03/15/13                                    300             311
CenterPoint Energy Resources Corp.
   7.750% due 02/15/11                                    485             544
   7.875% due 04/01/13                                    670             761
Centerpoint Energy, Inc.
   6.850% due 06/01/15                                    790             794
Cigna Corp.
   6.375% due 10/15/11                                     70              75
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    210             220
   Series A
   5.400% due 06/15/33                                     65              58
   Series B
   5.375% due 06/15/33                                     50              45
CIT Group, Inc.
   6.500% due 02/07/06                                    370             400
   6.875% due 11/01/09                                    140             157
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    265             295
Citigroup, Inc.
   3.500% due 02/01/08                                  2,180           2,178
   7.250% due 10/01/10                                    665             774
   6.000% due 02/21/12                                    155             169
   5.625% due 08/27/12                                    470             496
   5.875% due 02/22/33                                    600             590
Clear Channel Communications, Inc.
   7.650% due 09/15/10                                    170             197

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    115             118
   Series D
   6.600% due 03/01/33                                     95              99
Comcast Cable Communications
   8.375% due 05/01/07                                    705             815
   6.750% due 01/30/11                                    225             249
Comcast Corp.
   5.850% due 01/15/10                                    190             202
   6.500% due 01/15/15                                     90              96
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    305             343
Consolidated Natural Gas Co.
   Series C
   6.250% due 11/01/11                                    155             169
Constellation Energy Group, Inc.
   7.600% due 04/01/32                                    155             182
Consumers Energy Co.
   4.800% due 02/17/09                                    185             187
   4.000% due 05/15/10                                     85              81
   5.375% due 04/15/13                                     95              94
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    230             231
Corrections Corp. of America
   7.500% due 05/01/11                                    485             507
   7.500% due 05/01/11                                    225             235
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    360             352
   Series MTNK
   5.500% due 02/01/07                                    135             144
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    210             218
   6.125% due 11/15/11                                    390             422
   5.500% due 08/15/13                                    230             235
DaimlerChrysler NA Holding Corp.
   8.000% due 06/15/10                                     70              79
   7.300% due 01/15/12                                    240             260
   8.500% due 01/18/31                                    165             186
Detroit Edison Co.
   6.125% due 10/01/10                                     55              60
   6.350% due 10/15/32                                    325             343
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    400             391
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    315             355

                                                    Multistrategy Bond Fund  119

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Di Giorgio Corp.
   Series B
   10.000% due 06/15/07                                   575             561
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                    120             129
Dow Chemical Co. (The)
   6.000% due 10/01/12                                    345             359
DPL, Inc.
   8.250% due 03/01/07                                    395             433
DR Horton, Inc.
   6.875% due 05/01/13                                    180             190
Dresdner Funding Trust I
   8.151% due 06/30/31                                  1,230           1,354
Duke Capital Corp.
   6.250% due 02/15/13                                    135             140
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     80              86
   6.875% due 02/01/11                                     60              67
Echostar DBS Corp.
   5.750% due 10/01/08                                    145             144
   9.375% due 02/01/09                                    250             266
   6.375% due 10/01/11                                    315             313
El Paso Corp.
   6.950% due 12/15/07                                  2,600           2,327
Electronic Data Systems Corp.
   7.125% due 10/15/09                                    150             157
   6.000% due 08/01/13                                    125             118
Eli Lilly & Co.
   6.770% due 01/01/36                                    760             855
Enterprise Products Partners, LP
   Series B
   6.875% due 03/01/33                                    500             528
EOP Operating, LP
   7.500% due 04/19/29                                    437             477
Erac USA Finance Co.
   7.350% due 06/15/08                                    365             416
Exelon Corp.
   6.750% due 05/01/11                                    215             240
Farmers Exchange Capital
   7.050% due 07/15/28                                    400             371
Farmers Insurance Exchange
   8.625% due 05/01/24                                    875             903
Federated Department Stores
   7.000% due 02/15/28                                    235             255
FedEx Corp.
   7.600% due 07/01/97                                    225             259
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    540             586

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Union Capital I
   Series A
   7.935% due 01/15/27                                    160             180
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  1,165           1,236
   Series C
   7.375% due 11/15/31                                    435             466
FMC Corp.
   10.250% due 11/01/09                                    35              41
Ford Motor Co.
   6.625% due 10/01/28                                    275             227
   6.375% due 02/01/29                                    260             208
   7.450% due 07/16/31                                  1,525           1,378
Ford Motor Credit Co.
   6.875% due 02/01/06                                  1,005           1,052
   5.625% due 10/01/08                                    680             667
   5.800% due 01/12/09                                    500             488
   7.375% due 10/28/09                                    160             165
   7.375% due 02/01/11                                  1,395           1,430
   7.250% due 10/25/11                                    560             569
   7.000% due 10/01/13                                     95              93
Fortune Brands, Inc.
   7.125% due 11/01/04                                    325             342
Franklin Resources, Inc.
   3.700% due 04/15/08                                    320             319
Gap, Inc. (The)
   10.550% due 12/15/08                                   225             274
General Electric Capital Corp.
   Series MTNA
   6.750% due 03/15/32                                    315             350
General Electric Co.
   5.000% due 02/01/13                                  1,240           1,248
General Motors Acceptance Corp. (E)
   6.750% due 01/15/06                                    110             118
   4.500% due 07/15/06                                    115             117
   7.250% due 03/02/11                                    965           1,018
   6.875% due 09/15/11                                  2,110           2,178
   7.000% due 02/01/12                                    275             284
   8.000% due 11/01/31                                  2,280           2,359
General Motors Corp.
   7.125% due 07/15/13                                    605             630
   8.375% due 07/15/33                                    490             520
Georgia-Pacific Corp.
   8.125% due 05/15/11                                  1,000           1,088
Golden West Financial Corp.
   4.125% due 08/15/07                                    360             371
Goldman Sachs Group Inc. 5.250% due 10/15/13              655             658

 120  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                  1,045           1,183
   6.600% due 01/15/12                                    150             167
Goodrich Corp.
   7.625% due 12/15/12                                     95             108
GTE Corp.
   6.940% due 04/15/28                                    385             401
GulfTerra Energy Partners, LP
   6.250% due 06/01/10                                    295             296
   Series B
   8.500% due 06/01/10                                    200             218
Halliburton Co.
   5.500% due 10/15/10                                    400             405
Harleysville Group, Inc.
   5.750% due 07/15/13                                    160             157
Harrah's Operating Co., Inc.
   8.000% due 02/01/11                                    230             265
Hartford Financial Services Group, Inc.
   2.375% due 06/01/06                                     40              39
   7.900% due 06/15/10                                     80              95
Hartford Life, Inc.
   7.650% due 06/15/27                                    290             342
   7.375% due 03/01/31                                    110             127
HCA, Inc.
   5.250% due 11/06/08                                    270             269
   6.950% due 05/01/12                                    395             409
   6.300% due 10/01/12                                    115             114
   7.500% due 12/15/23                                    400             396
   7.580% due 09/15/25                                    130             130
   7.500% due 11/06/33                                    145             145
Health Net, Inc.
   8.375% due 04/15/11                                    340             405
Healthsouth Corp. (ffl)
   8.500% due 02/01/08                                  1,060             938
Hertz Corp.
   7.625% due 08/15/07                                     75              81
Hilton Hotels Corp.
   7.625% due 12/01/12                                    430             476
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    445             491
Honeywell International, Inc.
   6.125% due 11/01/11                                    265             290
Household Finance Corp.
   4.625% due 01/15/08                                    250             259
   5.875% due 02/01/09                                    560             607
   6.375% due 10/15/11                                    370             404
   6.375% due 11/27/12                                    555             605
HVB Funding Trust I
   8.741% due 06/30/31                                    595             673

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
HVB Funding Trust III
   9.000% due 10/22/31                                    305             354
Hyatt Equities LLC
   6.875% due 06/15/07                                    220             234
Insight Midwest, LP/Insight Capital, Inc.
   10.500% due 11/01/10                                   500             523
INTELsat, Ltd.
   5.250% due 11/01/08                                    260             260
   6.500% due 11/01/13                                    690             688
International Lease Finance Corp.
   6.375% due 03/15/09                                    350             385
   5.875% due 05/01/13                                    225             234
International Paper Co.
   5.850% due 10/30/12                                    170             177
   5.300% due 04/01/15                                    150             146
Iron Mountain, Inc.
   7.750% due 01/15/15                                    185             197
   6.625% due 01/01/16                                    200             195
iStar Financial, Inc.
   7.000% due 03/15/08                                    145             156
   8.750% due 08/15/08                                     95             108
ITC Holdings Corp.
   5.250% due 07/15/13                                    160             151
ITT Industries, Inc.
   7.400% due 11/15/25                                    410             458
Jabil Circuit, Inc.
   5.875% due 07/15/10                                    290             300
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                    120             129
John Hancock Global Funding II
   7.900% due 07/02/10                                    240             285
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    355             386
JP Morgan Chase & Co.
   5.350% due 03/01/07                                    160             171
   6.000% due 02/15/09                                    170             186
   7.000% due 11/15/09                                     65              74
   6.750% due 02/01/11                                    175             197
   6.625% due 03/15/12                                     95             106
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  1,365           1,524
Kennametal, Inc.
   7.200% due 06/15/12                                    320             338

                                                    Multistrategy Bond Fund  121

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Kerr-McGee Corp.
   5.875% due 09/15/06                                     45              48
   6.875% due 09/15/11                                     85              94
   7.875% due 09/15/31                                    200             227
Key Energy Services, Inc.
   6.375% due 05/01/13                                    190             191
KeySpan Corp.
   7.250% due 11/15/05                                    175             192
   7.625% due 11/15/10                                    525             623
Kraft Foods, Inc.
   5.250% due 06/01/07                                    170             180
   4.000% due 10/01/08                                    910             906
   5.625% due 11/01/11                                    650             676
   6.250% due 06/01/12                                    125             135
   5.250% due 10/01/13                                    530             527
Kroger Co.
   7.250% due 06/01/09                                    270             308
   8.000% due 09/15/29                                    210             248
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    585             655
Lenfest Communications, Inc.
   7.625% due 02/15/08                                    100             112
Liberty Media Corp.
   3.500% due 09/25/06                                  2,260           2,228
   5.700% due 05/15/13                                    255             250
   8.250% due 02/01/30                                    365             417
Lockheed Martin Corp.
   8.200% due 12/01/09                                  1,350           1,639
   7.750% due 05/01/26                                     75              90
   8.500% due 12/01/29                                    760             988
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    335             362
Lone Star Industries
   8.850% due 06/15/05                                    825             862
Lyondell Chemical Co.
   Series B
   9.875% due 05/01/07                                  1,005           1,020
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    220             265
Marathon Oil Corp.
   6.800% due 03/15/32                                    175             187
Massachusetts Mutual Life Insurance Co.
   5.625% due 05/15/33                                    700             664
May Department Stores Co. (The)
   6.700% due 09/15/28                                    215             222
   7.875% due 03/01/30                                    250             294
MBNA Corp.
   6.125% due 03/01/13                                    320             339

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
MeadWestvaco Corp.
   6.850% due 04/01/12                                    195             215
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    780             830
Mediacom LLC/Mediacom Capital Corp.
   9.500% due 01/15/13                                    435             413
Metaldyne Corp.
   10.000% due 11/01/13                                   655             639
MGM Mirage
   8.500% due 09/15/10                                    395             448
Michaels Stores, Inc.
   9.250% due 07/01/09                                    635             700
Miller Brewing Co.
   4.250% due 08/15/08                                    205             207
   5.500% due 08/15/13                                    485             495
Mizuho Preferred Capital Co. LLC Step Up Bond
   (p)
   8.790% due 12/29/49                                  1,895           2,028
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     80              90
Monongahela Power Co.
   5.000% due 10/01/06                                     95              97
Monumental Global Funding II
   3.850% due 03/03/08                                    490             492
Morgan Stanley
   6.750% due 04/15/11                                    635             715
   5.300% due 03/01/13                                    360             365
Nabisco, Inc.
   6.850% due 06/15/05                                    340             365
Natexis Ambs Co. LLC (p)
   8.44% due 12/29/49                                     430             504
National Rural Utilities Cooperative Finance
   5.750% due 08/28/09                                    200             214
Nationwide Financial Services
   6.250% due 11/15/11                                    395             423
Nationwide Mutual Insurance Co.
   7.500% due 02/15/24                                    355             361
   7.875% due 04/01/33                                    855             971
NB Capital Trust IV
   8.250% due 04/15/27                                    240             278
New York Life Insurance Co.
   5.875% due 05/15/33                                    320             314
News America Holdings
   8.875% due 04/26/23                                    120             151
   7.750% due 12/01/45                                    640             738
   8.250% due 10/17/96                                    135             156

 122  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America, Inc.
   7.300% due 04/30/28                                    250             276
   6.750% due 01/09/38                                     65              73
Nisource Finance Corp.
   7.625% due 11/15/05                                    105             115
   7.875% due 11/15/10                                    640             759
Norfolk Southern Corp.
   7.700% due 05/15/17                                    330             395
   7.900% due 05/15/97                                    560             651
Northern Border Pipeline Co.
   6.250% due 05/01/07                                    560             610
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    285             380
Ohio Edison Co.
   5.450% due 05/01/15                                    215             212
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     55              56
   Series G
   6.600% due 02/15/33                                    130             135
Omnicare, Inc.
   6.125% due 06/01/13                                    160             158
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                    405             456
Owens-Brockway
   7.750% due 05/15/11                                    160             169
   8.750% due 11/15/12                                    195             214
Pacific Gas & Electric Co. (p)
   7.960% due 10/31/49                                  1,300           1,316
Packaging Corp. of America
   5.750% due 08/01/13                                    110             110
PanAmSat Corp.
   8.500% due 02/01/12                                    240             259
Pemex Project Funding Master Trust
   8.625% due 02/01/22                                  1,075           1,161
PHH Corp.
   7.125% due 03/01/13                                    115             128
Philip Morris Cos., Inc.
   7.000% due 11/04/13                                     75              75
Popular North America, Inc.
   4.250% due 04/01/08                                    525             533
Portola Packaging, Inc.
   10.750% due 10/01/05                                   470             468
Progress Energy, Inc.
   7.100% due 03/01/11                                     40              45
   7.000% due 10/30/31                                    535             573
Prudential Funding LLC
   6.600% due 05/15/08                                    230             256
Prudential Holdings LLC
   Series FSA
   7.245% due 12/18/23                                    760             841

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PSEG Energy Holdings, Inc.
   7.750% due 04/16/07                                    890             903
   8.625% due 02/15/08                                    585             608
Pulte Homes, Inc.
   7.875% due 08/01/11                                    110             129
   6.375% due 05/15/33                                     75              72
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     65              60
   6.500% due 11/15/18                                     30              24
Raytheon Co.
   8.200% due 03/01/06                                    350             391
   8.300% due 03/01/10                                    125             149
RBS Capital Trust I (p)
   4.709% due 12/29/49                                    885             833
Roundy's, Inc.
   Series B
   8.875% due 06/15/12                                    500             523
Safeway, Inc.
   7.250% due 02/01/31                                     65              71
Schuler Homes, Inc.
   9.380% due 07/15/09                                    810             908
Sealed Air Corp.
   5.380% due 04/15/08                                    145             151
   5.625% due 07/15/13                                    180             181
Sears Roebuck Acceptance
   7.000% due 06/01/32                                    140             153
Simon Property Group, LP
   6.375% due 11/15/07                                    250             273
Smithfield Foods, Inc.
   Series B
   8.000% due 10/15/09                                    430             473
   7.750% due 05/15/13                                     80              86
Southern Co. Capital Funding, Inc.
   Series A
   5.300% due 02/01/07                                    110             116
Sovereign Bancorp, Inc.
   10.500% due 11/15/06                                 1,610           1,911
Sprint Capital Corp.
   6.125% due 11/15/08                                    160             169
   6.375% due 05/01/09                                    165             177
   8.375% due 03/15/12                                  1,030           1,176
   6.900% due 05/01/19                                    200             198
   6.875% due 11/15/28                                    710             670
   8.750% due 03/15/32                                  1,215           1,388

                                                    Multistrategy Bond Fund  123

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     65              70
   7.875% due 05/01/12                                    405             450
Station Casinos, Inc.
   8.375% due 02/15/08                                    250             272
TCI Communications, Inc.
   7.875% due 02/15/26                                    145             166
TECO Energy, Inc.
   7.200% due 05/01/11                                  1,360           1,370
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    940           1,216
   7.875% due 08/01/13                                    760             890
Tenaska Alabama II Partners, LP
   6.130% due 03/30/23                                    470             478
Tenet Healthcare Corp.
   7.375% due 02/01/13                                    670             650
   6.875% due 11/15/31                                    650             572
Tennessee Gas Pipeline Co.
   8.375% due 06/15/32                                  1,275           1,291
Tesoro Petroleum Corp.
   8.000% due 04/15/08                                  1,270           1,346
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                    140             152
Time Warner Cos., Inc.
   8.050% due 01/15/16                                  1,800           2,109
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    800             969
Time Warner, Inc.
   6.750% due 04/15/11                                    560             619
   9.125% due 01/15/13                                    250             314
   6.625% due 05/15/29                                     85              85
   7.625% due 04/15/31                                    340             381
   7.700% due 05/01/32                                    690             783
Toll Corp.
   8.250% due 12/01/11                                    310             344
Toys R US, Inc.
   7.380% due 10/15/18                                    185             189
TRAC-X NA
   Series SER2
   4.250% due 03/25/09                                    570             570
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    250             250
TXU Energy Co.
   7.000% due 03/15/13                                  1,125           1,226
Tyson Foods, Inc.
   8.250% due 10/01/11                                    355             420
Union Pacific Corp.
   5.750% due 10/15/07                                    845             913
   6.125% due 01/15/12                                    565             611

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Union Planters Corp.
   7.750% due 03/01/11                                    265             311
United States Steel Corp.
   9.750% due 05/15/10                                    535             564
Universal Corp.
   6.500% due 02/15/06                                    330             357
Univision Communications, Inc.
   7.850% due 07/15/11                                    910           1,071
US Bancorp/First Bank
   Series MTNJ
   6.875% due 12/01/04                                    850             898
USA Interactive
   6.750% due 11/15/05                                    555             600
   7.000% due 01/15/13                                    645             711
UST, Inc.
   6.625% due 07/15/12                                    560             613
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    445             458
Valspar Corp.
   6.000% due 05/01/07                                    435             463
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    230             244
Verizon Global Funding Corp.
   7.750% due 12/01/30                                    190             220
Verizon New York, Inc.
   Series B
   7.375% due 04/01/32                                    250             272
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    545             582
Verizon/New England
   6.500% due 09/15/11                                     70              77
Vertis, Inc.
   Series B
   10.875% due 06/15/09                                   225             230
Vintage Petroleum, Inc.
   7.875% due 05/15/11                                    500             529
Vornado Realty Trust
   5.625% due 06/15/07                                    130             138
Wachovia Corp.
   7.550% due 08/18/05                                    875             959
Washington Mutual, Inc.
   8.250% due 04/01/10                                    180             214
Waste Management, Inc.
   7.000% due 07/15/28                                    460             493

 124  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo & Co.
   4.950% due 10/16/13                                    390             389
Wells Fargo Bank NA
   7.550% due 06/21/10                                    250             294
Wendy's International, Inc.
   6.200% due 06/15/14                                    560             610
Weyerhaeuser Co.
   5.250% due 12/15/09                                    210             217
   6.750% due 03/15/12                                    330             357
Wilmington Trust Corp.
   4.875% due 04/15/13                                    455             439
Wisconsin Electric Power
   5.625% due 05/15/33                                     40              38
Wisconsin Energy Corp.
   6.200% due 04/01/33                                     50              49
Xerox Corp.
   7.130% due 06/15/10                                    275             281
XTO Energy, Inc.
   7.500% due 04/15/12                                    745             834
York International Corp.
   6.625% due 08/15/06                                    230             249
Zurich Capital Trust I
   8.376% due 06/01/37                                  1,805           2,048
                                                                 ------------
                                                                      171,959
                                                                 ------------

Emerging Markets Debt - 1.5%
Brazilian Government International Bond
   2.000% due 04/15/06 (E)                                160             156
   9.250% due 10/22/10                                  1,055           1,052
   10.000% due 08/07/11                                   745             760
   11.000% due 01/11/12                                 1,100           1,183
   8.000% due 04/15/14                                    123             115
   11.000% due 08/17/40                                 1,000             976
Bulgaria Government International Bond (E)
   1.938% due 07/28/24                                    570             563
Colombia Government International Bond
   10.750% due 01/15/13                                   540             590
   10.375% due 01/28/33                                   970             975
Kyivstar GSM
   12.750% due 11/21/05                                   480             534
OAO Gazprom
   Series REGS
   9.625% due 03/01/13                                  2,080           2,252
Panama Government International Bond
   8.875% due 09/30/27                                    300             313
Russia Government International Bond
   5.000% due 03/31/30                                  1,380           1,287

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Uruguay Government International Bond
   7.875% due 01/15/33                                  1,910           1,280
Venezuela Government International Bond
   2.313% due 12/18/07                                    107              99
   6.750% due 03/31/20                                  2,470           2,127
   9.250% due 09/15/27                                    250             201
                                                                 ------------
                                                                       14,463
                                                                 ------------

International Debt - 6.3%
Abbey National PLC Step Up Bond (p)
   6.700% due 12/29/49                                    775             859
Abitibi-Consolidated, Inc.
   8.550% due 08/01/10                                     65              71
   8.850% due 08/01/30                                    125             129
Aegon NV
   4.750% due 06/01/13                                    360             349
Arlington Street CDO, Ltd.
   Series 2000-1A Class A2
   7.660% due 06/10/12                                  1,878           1,935
AXA
   8.600% due 12/15/30                                    295             363
Bahamas Government International Bond
   6.625% due 05/15/33                                    585             591
Bowater Canada Finance
   7.950% due 11/15/11                                    180             183
Brazil, Republic of
   10.125% due 05/15/27                                 1,310           1,231
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    660             769
British Telecommunications PLC
   8.375% due 12/15/10                                    585             708
   8.875% due 12/15/30                                     80             103
Cable & Wireless Optus, Ltd.
   8.125% due 06/15/09                                    450             528
Chile Government International Bond
   5.500% due 01/15/13                                  3,000           3,066
Conoco Funding Co.
   6.350% due 10/15/11                                  1,355           1,502
DBS Capital Funding Corp. (p)
   7.657% due 03/15/49                                  1,030           1,156

                                                    Multistrategy Bond Fund  125

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    380             457
   8.750% due 06/15/30                                    915           1,153
Dominican Republic International Bond
   9.040% due 01/23/13                                    525             415
   9.040% due 01/23/13                                    905             697
   2.063% due 08/30/24                                  1,225             919
El Salvador Government International Bond
   7.750% due 01/24/23                                    710             732
Evergreen Funding, Ltd. (E)
   Series REGS
   1.660% due 11/15/10                                    947             773
France Telecom
   8.450% due 03/01/06                                  1,420           1,590
   9.000% due 03/01/11                                  2,495           3,013
   9.750% due 03/01/31                                    540             714
Hutchison Whampoa International 03/13, Ltd.
   6.500% due 02/13/13                                    885             922
Inco, Ltd.
   7.750% due 05/15/12                                    155             180
   5.700% due 10/15/15                                    330             334
   7.200% due 09/15/32                                    260             282
ING Bank NV
   5.125% due 05/01/15                                    980             969
Korea Development Bank
   4.250% due 11/13/07                                    140             142
   5.500% due 11/13/12                                     20              20
Mantis Reef, Ltd.
   4.690% due 11/14/08                                    385             384
Mexico Government International Bond
   9.875% due 02/01/10                                    100             125
   8.375% due 01/14/11                                    170             199
   6.375% due 01/16/13                                    260             267
   5.880% due 01/15/14                                    850             832
   11.375% due 09/15/16                                   400             561
   8.125% due 12/30/19                                  2,000           2,205
   8.000% due 09/24/22                                    465             502
   8.300% due 08/15/31                                    760             842
Newcourt Credit Group, Inc.
   Series B
   6.875% due 02/16/05                                    245             260
Noranda, Inc.
   6.000% due 10/15/15                                    280             282
Nordea Bank Sweden AB
   5.250% due 11/30/12                                    930             948

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Oil Insurance, Ltd.
   5.150% due 08/15/33                                    725             731
Petro-Canada
   4.000% due 07/15/13                                     45              42
   5.350% due 07/15/33                                    130             114
Petroleos Mexicanos
   9.500% due 09/15/27                                    365             422
Poland Government International Bond
   4.500% due 10/27/24                                    750             683
Province of Quebec
   7.500% due 07/15/23                                  1,450           1,761
PTC International Finance II SA
   11.250% due 12/01/09                                   975           1,065
Ras Laffan Liquefied Natural Gas Co., Ltd.
   8.294% due 03/15/14                                    290             336
Rhodia SA
   8.875% due 06/01/11                                  1,005             894
Royal Bank of Scotland Group PLC (p)
   Series 1
   9.118% due 03/31/49                                  2,650           3,299
Royal KPN NV
   8.000% due 10/01/10                                  1,190           1,416
Santander Central Hispano Issuances, Ltd.
   7.625% due 09/14/10                                    350             411
Santander Financial Issuances
   6.800% due 07/15/05                                    155             166
   6.375% due 02/15/11                                    130             142
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    495             574
Sappi Papier Holding AG
   6.750% due 06/15/12                                    190             205
Shaw Communications, Inc.
   8.250% due 04/11/10                                    305             337
Singapore Telecommunications, Ltd.
   7.375% due 12/01/31                                    680             791
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    830             743
Standard Chartered Bank
   8.000% due 05/30/31                                    365             435
Stora Enso Oyj
   7.375% due 05/15/11                                    255             294
Telecom Italia Capital
   5.250% due 11/15/13                                    870             866
   6.380% due 11/15/33                                    475             473

 126  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TELUS Corp.
   7.500% due 06/01/07                                    300             333
   8.000% due 06/01/11                                  1,735           1,995
Thomson Corp. (The)
   5.750% due 02/01/08                                    120             131
   5.250% due 08/15/13                                    180             183
TPSA Finance BV
   7.750% due 12/10/08                                  1,010           1,119
Tyco International Group SA
   6.375% due 10/15/11                                  1,500           1,560
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                  2,665           2,773
Weatherford International, Ltd.
   4.950% due 10/15/13                                    630             617
Westpac Banking Corp.
   4.625% due 06/01/18                                    140             130
                                                                 ------------
                                                                       59,303
                                                                 ------------

Mortgage-Backed Securities - 41.4%
ARC Net Interest Margin Trust
   Series 2002-5A Class A
   7.750% due 07/27/32                                     28              28
Bank of America Mortgage Securities (E)
   Series 2003-D Class 1A2
   3.428% due 05/25/33                                     84              82
   Series 2003-F Class 1A1
   2.970% due 07/25/33                                    403             405
   Series 2003-I Class 2A4
   3.828% due 10/25/33                                    760             757
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-7 Class 8A
   4.831% due 10/25/33                                    823             807
   Series 2003-8 Class 4A1
   4.830% due 11/25/33                                  1,900           1,926
Cendant Mortgage Corp.
   Series 2002-4 Class A6
   6.500% due 07/25/32                                    476             481
Chase Mortgage Finance Corp. (E)
   Series 2002-A1 Class 1A1
   6.231% due 12/25/29                                     97              98
Citicorp Mortgage Securities, Inc.
   Series 2001-12 Class M
   6.394% due 08/25/31                                    288             291
Conseco Finance (E)
   Series 2000-C Class A
   1.490% due 12/15/29                                    727             726

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Alternative Loan Trust
   Series 2002-7 Class CB11
   6.750% due 08/25/32                                    391             394
Countrywide Asset-Backed Certificates (E)
   Series 2000-2 Class AV1
   1.350% due 06/25/31                                    114             114
CS First Boston Mortgage Securities Corp.
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                                    803             845
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                  1,400             101
   Series 2002-22 Class 1AIO
   8.000% due 07/25/32                                  1,800             135
   Series 2002-30 Class 1A1
   7.500% due 11/25/32                                    287             297
   Series 2002-34 Class 1A1
   7.500% due 12/25/32                                    562             594
   Series 2002-34 Class 4A1
   5.500% due 11/25/17                                    619             626
   Series 2003-23 Class 5A1
   6.000% due 09/25/33                                    496             510
   Series 2003-23 Class 6A1
   6.500% due 09/25/33                                  1,042           1,095
   Series 2003-23 Class 7A1 5.000% due 09/25/18           792             807
   Series 2003-8 Class 5A1
   6.500% due 04/25/33                                  1,029           1,067
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   1.620% due 06/25/26                                    125             126
Federal Home Loan Mortgage Corp. 15 Year Gold
   TBA
   4.500% (o)                                           2,695           2,687
   5.000% (o)                                           9,595           9,742
   30 Year Gold TBA
   5.000% (o)                                          12,125          11,931
   5.500% (o)                                          12,375          12,476
   6.000% (o)                                           3,030           3,101
   6.500% (o)                                          32,505          33,814
   12.000% due 2012                                         4               5
   12.000% due 2013                                        40              45
   12.000% due 2014                                        29              33
   11.000% due 2015                                        38              43
   12.000% due 2015                                         8               9

                                                    Multistrategy Bond Fund  127

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2016                                        428             444
   10.000% due 2016                                        76              85
   12.000% due 2016                                        73              82
   12.500% due 2016                                        15              17
   5.000% due 2018                                      2,450           2,490
   8.000% due 2020                                        548             590
   11.000% due 2020                                       178             202
   10.500% due 2021                                        97             110
   8.500% due 2025                                        127             138
   7.000% due 2027                                        795             836
   8.500% due 2027                                        664             723
   7.500% due 2028                                        143             153
   7.500% due 2029                                        326             347
   7.500% due 2030                                      1,327           1,411
   7.820% due 2030                                         42              43
   8.000% due 2030                                        558             598
   8.500% due 2030                                      1,340           1,438
   7.000% due 2031                                      2,207           2,315
   7.500% due 2031                                      1,346           1,433
   8.000% due 2031                                      1,163           1,247
   6.500% due 2032                                      1,295           1,345
   7.000% due 2032                                      1,220           1,280
   7.500% due 2032                                      3,253           3,464
   5.000% due 2033                                      1,620           1,597
   5.000% due 2033                                      1,284           1,264
   6.000% due 2033                                        975           1,001
   7.500% due 2033                                        449             479
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    187             192
   Series 2000-2240 Class S
   7.980% due 04/15/25                                     98               2
   Series 2000-2247 Class SC
   6.380% due 08/15/30                                    278              18
   Series 2000-2266 Class F
   1.570% due 11/15/30                                    677             677
   Series 2001-2302 Class NJ
   6.500% due 11/15/29                                    248             249
   Series 2001-2346 Class PC
   6.500% due 12/15/13                                     15              15
   Series 2002-2463 Class SJ
   6.880% due 03/15/32                                  1,232             105
   Series 2003-2564 Class IM
   5.000% due 09/15/14                                  2,400             219
   Series 2003-2591 Class IQ
   5.000% due 06/15/17                                  3,798             477
   Series 2003-2613 Class DI
   5.500% due 05/15/27                                  3,647             449
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2002-50 Class A3
   2.182% due 09/27/07                                    405             405

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-54 Class 2AIO
   0.249% due 02/25/43                                 30,673             249
   Series 2003-54 Class 3AIO
   0.807% due 02/25/43                                 12,601             340
   Series T-58 Class A
   6.500% due 09/25/43                                    985           1,037
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                    440             437
Federal Housing Authority
   7.430% due 07/01/22                                  1,220           1,251
Federal National Mortgage Association
   15 Year TBA
   4.500% (o)                                          14,075          14,057
   5.000% (o)                                          15,150          15,387
   5.500% (o)                                           7,930           8,163
   30 Year TBA
   5.000% (o)                                           7,665           7,559
   5.500% (o)                                          34,125          34,437
   6.000% (o)                                          21,480          22,051
   6.500% (o)                                           8,770           9,106
   7.000% (o)                                           7,950           8,372
   10.000% due 2005                                         5               5
   6.000% due 2009                                         34              35
   6.000% due 2013                                        547             570
   6.000% due 2014                                        262             273
   5.500% due 2016                                        268             276
   6.000% due 2016                                      6,773           7,040
   11.000% due 2016                                       253             298
   5.000% due 2017                                      4,363           4,438
   5.500% due 2017                                      7,065           7,277
   6.000% due 2017                                     10,288          10,698
   6.500% due 2017                                        352             370
   5.000% due 2018                                     18,684          18,996
   5.500% due 2018                                      1,804           1,859
   6.000% due 2018                                      1,714           1,781
   3.526% due 2023                                         75              78
   7.500% due 2024                                         27              29
   3.664% due 2026                                        772             800
   7.000% due 2026                                         86              91
   9.000% due 2026                                        160             178
   7.500% due 2027                                        113             121
   7.500% due 2029                                        575             611
   7.500% due 2030                                      2,067           2,193
   8.000% due 2030                                      1,910           2,047
   8.500% due 2030                                        825             885

 128  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
   8.500% due 2030                                      2,905           3,121
   9.500% due 2030                                        305             340
   6.500% due 2031                                      1,965           2,049
   7.000% due 2031                                      2,117           2,224
   7.500% due 2031                                      2,101           2,230
   8.000% due 2031                                      2,652           2,842
   8.500% due 2031                                      2,890           3,098
   8.500% due 2031                                         90              96
   6.000% due 2032                                      1,829           1,878
   6.500% due 2032                                      2,855           2,980
   7.000% due 2032                                      8,432           8,904
   7.500% due 2032                                      1,169           1,242
   8.000% due 2032                                         19              21
   8.500% due 2032                                        300             323
   5.500% due 2033                                      3,640           3,678
   6.000% due 2033                                     10,193          10,470
   6.500% due 2033                                      2,145           2,228
   2.742% due 2040                                      1,902           1,931
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  2,552           2,686
   Series 1997-68 Class SC
   7.375% due 05/18/27                                    426              50
   Series 1998-66 Class QK
   7.080% due 12/25/28                                    618              56
   Series 2001-4 Class SA
   6.430% due 02/17/31                                    618              59
   Series 2002-50 Class SC
   6.980% due 12/25/29                                    414              26
   Series 2003-16 Class NI
   5.000% due 02/25/15                                  2,192             164
   Series 2003-20 Class WI
   6.000% due 08/25/32                                    391              63
   Series 2003-25 Class IK
   7.000% due 04/25/33                                  1,219             167
   Series 2003-33 Class IA
   6.500% due 05/25/33                                  1,878             283
   Series 2003-58 Class IM
   6.000% due 07/25/33                                  1,292             251
Federal National Mortgage Association Interest
   Only STRIP
   Series 1997-281 Class 2
   9.000% due 11/01/26                                    152              32
   Series 2000-306 Class IO
   8.000% due 05/01/30                                    221              40
   Series 2001-317 Class 2
   8.000% due 08/01/31                                    506              89
   Series 2002-320 Class 2
   7.000% due 03/01/32                                    154              27

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.605% due 04/25/42                                 14,318             571
   Series 2002-W4 Class A1
   4.500% due 05/25/42                                     40              40
   Series 2002-W6 Class 2AIO
   0.367% due 06/25/42                                 12,619             300
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  5,400           5,386
   Series 2003-W6 Class 1A11
   2.115% due 10/25/42                                    479             479
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                    279             301
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   1.720% due 09/25/31                                    455             456
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                  1,230           1,372
Federal Home Loan Mortgage Association Interest
   Only STRIP
   Series 1998-191 Class IO
   8.000% due 01/01/28                                    128              24
   Series 1998-194 Class IO
   6.500% due 04/01/28                                    814             122
   Series 2001-212 Class IO
   6.000% due 05/01/31                                  1,730             262
   Series 2001-215 Class IO
   8.000% due 06/01/31                                    764             135
Government National Mortgage Association (E)
   Series 1999-27 Class SE
   7.480% due 08/16/29                                    406              42
   Series 1999-44 Class SA
   7.430% due 12/16/29                                    604              72
   Series 2001-46 Class SA
   6.460% due 09/16/31                                    293              22
   Series 2002-62 Class B
   4.763% due 01/16/25                                    325             332
   Series 2003-18 Class YI
   5.500% due 03/20/33                                  1,292             216
   Series 2003-5 Class B
   4.486% due 10/16/25                                    795             796

                                                    Multistrategy Bond Fund  129

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Government National Mortgage Association I
   30 Year TBA
   5.500% (o)                                           2,155           2,175
   6.000% (o)                                           2,695           2,783
   11.000% due 2009                                        19              22
   11.000% due 2010                                        88              99
   11.500% due 2010                                        15              17
   11.000% due 2013                                        27              30
   10.500% due 2015                                        64              72
   11.000% due 2015                                        22              25
   10.500% due 2016                                       211             239
   10.500% due 2017                                        40              46
   10.000% due 2020                                        74              83
   10.500% due 2021                                       145             160
   10.000% due 2022                                       175             194
   9.500% due 2023                                        750             831
   10.000% due 2025                                       245             286
   6.500% due 2028                                        546             571
   6.500% due 2030                                        274             286
   6.500% due 2031                                        585             611
   7.500% due 2031                                        344             366
   6.500% due 2032                                      2,901           3,033
   5.500% due 2033                                        475             482
Government National Mortgage Association II (E)
   4.375% due 2023                                        280             283
   4.750% due 2023                                         64              66
   5.625% due 2023                                         98             101
   4.750% due 2024                                        449             459
   5.625% due 2024                                        449             463
   4.375% due 2025                                        933             947
   4.750% due 2025                                         32              33
   5.625% due 2025                                         49              50
   5.625% due 2026                                        242             250
   8.500% due 2026                                        198             215
   4.375% due 2027                                        382             388
   4.750% due 2027                                        566             578
   5.000% due 2029                                      1,728           1,763
GSAMP Trust
   Series 2002-WFN Class Note
   8.250% due 10/20/32                                     82              82
MASTR Alternative Loans Trust
   Series 2003-2 Class 7A1
   7.000% due 12/25/32                                    505             516
Merrill Lynch Mortgage Investors, Inc.
   Series 2003-WM1N Class N1
   7.000% due 11/25/33                                    189             188

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    365             290
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    500             533
Novastar Caps Trust
   Series 2002-C1 Class A
   7.150% due 09/25/31                                     53              53
Option One Mortgage Securities Corp. NIM Trust
   Series 2002-2A Class CFTS
   8.830% due 06/26/32                                     60              60
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB2
   6.830% due 06/25/30                                    244             247
   Series 2000-4 Class CB3
   6.830% due 06/25/30                                    136             137
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                  2,210             123
Salomon Brothers Mortgage Securities VII
   Series 1999-C1 Class J
   7.000% due 05/18/32                                    310             243
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   7.000% due 11/25/32                                    413             429
   Series 2003-33H Class 1A1
   5.500% due 10/25/33                                    900             901
   Series 2003 33H Class 1A0
   5.500% due 11/25/33                                    900             901
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    330             347
   Series 2002-1 Class 2IO
   0.246% due 08/15/31                                 31,814             446
Washington Mutual (E)
   Series 2002-AR9 Class 1A
   2.779% due 08/25/42                                  3,905           3,926
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                    419             420
   Series 2003-S1 Class A1
   5.000% due 04/25/33                                    655             659
Washington Mutual Mortgage Securities Corp.
   Series 2001-2 Class B3
   7.260% due 01/25/31                                    193             192

 130  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust
   Series 2002-9 Class B1
   6.250% due 06/25/32                                    335             337
   Series 2003-K Class 2A5
   4.522% due 11/25/33                                    440             408
                                                                 ------------
                                                                      391,554
                                                                 ------------

Non-US Bonds - 1.0%
Bank Nederlandse Gemeenten
   5.000% due 02/04/08                              AUD 3,490           2,390
BAT International Finance PLC
   4.875% due 02/25/09                               EUR  220             257
Dexia Municipal Agency
   5.750% due 04/07/09                              NZD 3,610           2,136
France Telecom
   7.000% due 12/23/09                               EUR  100             131
General Motors Corp.
   8.380% due 07/05/33                               EUR  200             249
International Finance Corp.
   6.750% due 07/15/09                               NZD  695             434
Mexico Government International Bond Value
   Recovery Rights (AE)(E)
   Series B
   0.000% due 06/30/04                                    600               6
   Series C
   0.000% due 06/30/05                                    600               2
   Series D
   0.000% due 06/30/06                                    600               1
   Series E
   0.000% due 06/30/07                                    600              --
Olivetti Finance NV
   5.875% due 01/24/08                               EUR  100             124
Philippines, Republic of
   10.625% due 03/16/25                                 1,385           1,499
South Africa Government International Bond
   5.250% due 05/16/13                              EUR 2,380           2,635
                                                                 ------------
                                                                        9,864
                                                                 ------------

Municipal Bonds - 0.6%
City of Forsyth Montana Revenue Bonds (E)
   5.200% due 05/01/33                                    220             224
County of Clark Nevada General Obligation
   Limited, weekly demand (u)
   5.000% due 06/01/32                                  1,900           1,903

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Golden State Tobacco Securitization Corp..
   Revenue Bonds, weekly demand
   5.630% due 06/01/38                                    415             402
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                    220             209
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                  1,185           1,069
State of Oregon General Obligation Unlimited,
   annual demand
   5.890% due 06/01/27                                    880             891
                                                                 ------------
                                                                        4,698
                                                                 ------------

United States Government Agencies - 0.5%
Federal Home Loan Bank System
   4.125% due 01/14/05                                    600             618
Federal Home Loan Mortgage Corp.
   2.750% due 03/15/08                                  1,060           1,035
Federal National Mortgage Association
   4.375% due 03/15/13                                  1,270           1,239
Financing Corp. Principal Only STRIP
   0.000% due 12/06/18                                    385             164
   0.000% due 03/07/19                                    390             163
   0.000% due 04/05/19                                  1,445             602
   0.000% due 09/26/19                                    990             399
Residual Funding Principal Only STRIP
   0.000% due 10/15/20                                    400             153
                                                                 ------------
                                                                        4,373
                                                                 ------------

United States Government Treasuries - 10.7%
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                  1,320           1,466
   3.875% due 01/15/09                                  3,151           3,565
   4.250% due 01/15/10                                    110             128
   3.500% due 01/15/11                                    106             120
   3.375% due 01/15/12                                  2,495           2,802
   3.000% due 07/15/12                                 11,010          12,049
   1.875% due 07/15/13                                  4,206           4,194
   3.875% due 04/15/29                                  4,940           6,257
   3.375% due 04/15/32                                  1,503           1,814

                                                    Multistrategy Bond Fund  131

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Note
   7.875% due 11/15/04                                 20,020          21,367
   1.625% due 09/30/05                                  1,765           1,760
   4.625% due 05/15/06                                  6,780           7,197
   3.500% due 11/15/06                                    600             619
   3.130% due 10/15/08                                  4,500           4,476
   6.500% due 02/15/10                                  6,750           7,833
   5.000% due 08/15/11                                  1,000           1,067
   3.875% due 02/15/13                                  1,800           1,750
   4.250% due 08/15/13                                    175             174
   8.750% due 05/15/17                                  3,580           4,990
   8.125% due 08/15/19                                  7,075           9,497
   7.625% due 02/15/25                                  2,500           3,276
   6.000% due 02/15/26                                  3,135           3,444
   6.125% due 08/15/29                                  1,000           1,123
                                                                 ------------
                                                                      100,968
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $766,292)                                                       782,811
                                                                 ------------

COMMON STOCKS - 0.1%
Other Energy - 0.1%
Nexen, Inc.                                            53,900           1,348
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,348)                                                           1,348
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
Centaur Funding Corp.                               1,360,000           1,629
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,386)                                                           1,629
                                                                 ------------

SHORT-TERM INVESTMENTS - 36.9%
ABN AMRO North America Discount Note (c)
   1.070% due 01/14/04                                  6,600           6,580
AT&T Corp.
   4.389% due 11/21/03                              EUR 2,500           2,908
Bundesschatzanweisungen
   4.250% due 03/12/04                              EUR 4,240           4,966
First Security Corp.
   5.875% due 11/01/03                                  3,000           3,000
Daimler Chrysler Auto Trust
   Series 2000-E Class A3
   6.110% due 11/08/04                                      7               7
Danske Corp. Commercial Paper (c)(y)
   1.070% due 12/05/03                                  6,800           6,793

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Bank Discount Note (c)(y)
   1.063% due 11/12/03                                  6,700           6,698
   1.026% due 12/24/03                                  9,000           8,988
Federal Home Loan Mortgage Corp. Discount Note
   (c)
   1.078% due 01/15/04                                  2,600           2,595
   1.080% due 01/29/04                                  4,100           4,088
   1.060% due 02/02/04                                  3,800           3,789
   1.075% due 02/26/04                                  7,700           7,669
Federal National Mortgage Association Discount
   Note
   1.070% due 11/12/03 (c)(y)                           1,000           1,000
   0.985% due 11/18/03 (c)(y)                           5,000           4,998
   1.062% due 11/19/03 (c)(y)                          10,900          10,894
   1.070% due 12/02/03 (c)(y)                           3,900           3,896
   1.080% due 12/09/03 (c)(y)                          13,000          12,985
   1.070% due 12/10/03 (c)(y)                           5,200           5,194
   1.080% due 02/19/04 (c)                              2,400           2,389
   1.080% due 02/23/04 (c)                              2,600           2,589
   1.130% due 02/25/04 (c)                              3,600           3,583
Frank Russell Investment Company
   Money Market Fund                              182,196,000         182,196
General Electric Capital Corp. Commercial Paper
   (c)(y)
   1.070% due 11/06/03                                  2,900           2,900
General Motors Acceptance Corp. Commercial Paper
   1.439% due 11/07/03 (E)(c)(y)                        1,200           1,200
   1.590% due 07/20/04 (E)(c)                           1,600           1,597
   1.569% due 07/30/04 (E)(c)                           2,200           2,195
Great Lakes Power, Inc.
   9.000% due 08/01/04                                    225             234
HBOS Treasury Services PLC Commercial
   Paper(c)(y)
   1.075% due 11/21/03                                  7,000           6,996
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                       28,382             238
Pinnacle Partners
   8.830% due 08/15/04                                    300             312
PSEG Energy Holdings, Inc.
   9.125% due 02/10/04                                    210             214
Royal Bank of Scotland PLC Commercial Paper (c)
   1.085% due 01/20/04                                  2,095           2,093
   1.080% due 02/03/04                                  1,495           1,495

 132  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shell Finance Years 3+4 Commercial Paper (c)
   1.055% due 01/15/04                                  3,800           3,789
State of California Notes
   2.000% due 06/16/04                                    500             502
Time Warner, Inc.
   7.975% due 08/15/04                                    225             235
United States Treasury Bill
   0.955% due 12/04/03 (c)(y)(s)                           75              75
   0.965% due 12/04/03 (c)(y)(s)                           75              75
   0.969% due 12/04/03 (c)(y)(s)                           50              50
   0.938% due 12/11/03 (c)(y)(s)                          800             799
   0.825% due 12/18/03 (c)(y)(s)                           40              40
   0.857% due 12/18/03 (c)(y)(s)                           70              70
   0.874% due 12/18/03 (c)(y)(s)                           40              40
   0.878% due 12/18/03 (c)(y)(s)                          240             240
   0.900% due 12/18/03 (c)(y)(s)                          190             190
   0.915% due 12/18/03 (c)(y)(s)                          585             584
   0.991% due 01/15/04 (y)(s)                             100              99
   1.023% due 01/15/04 (y)(s)                             200             200
   1.035% due 01/15/04 (y)(s)                             100              99
   1.022% due 03/25/04 (y)(s)                             350             349
   0.975% due 01/04/04 (y)                                 50              49
   0.970% due 04/01/04 (y)                                275             274
   0.984% due 04/01/04 (y)                                100             100
   1.017% due 04/15/04 (y)                             13,100          13,040
   1.037% due 04/22/04 (y)                             12,200          12,141
United States Treasury Note
   6.000% due 08/15/04                                  1,800           1,867

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Westpac Capital Corp. Years 1 & 2 Commercial
   Paper (c)(y)
   1.075% due 02/05/04                                  6,100           6,077
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $347,994)                                                       348,263
                                                                 ------------

WARRANTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters Of America, Inc. 2009 Warrants
   (AE)                                                    30              --

Materials and Processing - 0.0%
Solutia, Inc. 2009 Warrants                               850              --

Utilities - 0.0%
GT Group Telecom, Inc. 2010 Warrants                      676               1
                                                                 ------------

TOTAL WARRANTS
(cost $102)                                                                 1
                                                                 ------------

TOTAL INVESTMENTS - 120.1%
(identified cost $1,117,122)                                        1,134,052

OTHER ASSETS AND LIABILITIES,
NET - (20.1%)                                                        (190,084)
                                                                 ------------

NET ASSETS - 100.0%                                                   943,968
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  133

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 03/04 (47)                          11,592               89
   expiration date 09/04 (4)                              979                3
   expiration date 12/04 (80)                          19,499                3
   expiration date 03/05 (78)                          18,933               (1)
   expiration date 06/05 (77)                          18,621               (6)
   expiration date 09/05 (75)                          18,077              (12)

United States Treasury Bonds
   expiration date 12/03 (64)                           6,958              (86)

United States Treasury 2 Year Notes
   expiration date 12/03 (57)                          12,225              111

United States Treasury 5 Year Notes
   expiration date 12/03 (307)                         34,326              661

United States Treasury 10 Year Notes
   expiration date 12/03 (473)                          53116              557
   expiration date 03/04 (50)                           5,543               13

Short Positions
Euribor Futures (UK)
   expiration date 12/03 (33)                              --               23
   expiration date 12/04 (11)                              12               (2)

Eurodollar Futures
   expiration date 12/03 (4)                              988              (16)
   expiration date 03/04 (4)                              987              (18)

10 Year Interest Rate Swap Futures
   expiration date 12/03 (43)                           4,713              (79)

United States Treasury 2 Year Notes
   expiration date 12/03 (10)                           2,145              (18)

United States Treasury 5 Year Notes
   expiration date 12/03 (472)                         52,776             (377)

United States Treasury 10 Year Notes
   expiration date 12/03 (108)                         12,128              (10)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  835
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 134  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Eurodollar Futures
   Jun 2004 98.00 Put (36)                              8,820             (17)
Swap Option Three Month LIBOR
   Oct 2004 6.00 Call (2)                               7,200             (94)
   Oct 2004 6.00 Put (2)                                7,200             (15)
   Nov 2004 6.70 Put (1)                               26,800             (28)

Twelve Month LIBOR
   Nov 2004 3.14 Call (1)                              12,560            (174)

United States Treasury Notes
10 Year Futures
   Nov 2003 112.00 Call (14)                            1,568             (23)
   Nov 2003 114.00 Call (13)                            1,482              (4)
   Dec 2003 108.00 Put (27)                             2,916              (2)
                                                                 ------------
Total Liability for Options Written (premiums
   received $400)                                                        (357)
                                                                 ============


FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           3,863      CAD         5,230    12/1/2003               100
USD           3,999      EUR         3,410    3/12/2004               (51)
USD           4,145      EUR         3,570    3/12/2004               (10)
USD               9      GBP             5    11/3/2003                --
USD             173      GBP           102    11/4/2003                --
USD              80      GBP            47   12/11/2003                --
USD             184      GBP           110   12/11/2003                 2
CAD           5,230      USD         3,751    12/1/2003              (211)
EUR           2,743      USD         3,148    11/5/2003               (41)
EUR             225      USD           265    1/26/2004                 4
EUR             227      USD           267    1/26/2004                 4
EUR           3,420      USD         3,767    3/12/2004              (194)
EUR           6,830      USD         7,522    3/12/2004              (388)
GBP              46      USD            78   12/11/2003                --
                                                           --------------

                                                                     (785)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  135

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Bear Stearns                                                    1 Month USD LIBOR-
   High Yield Index              Bear Stearns           3,660      BBA minus 0.00%           03/31/04                    78

Lehman Brothers                                                 1 Month USD LIBOR-
   CMBS Erisa Eligible Index     Bear Stearns           2,300      BBA minus 0.60%           11/30/03                   (27)

Lehman Brothers                                                 1 Month USD LIBOR-
   CMBS Erisa Eligible Index     Lehman Brothers        2,700      BBA minus 0.42%           01/31/04                   (31)

Lehman Brothers                                                 1 Month USD LIBOR-
   CMBS Erisa Eligible Index     Lehman Brothers        2,680      BBA minus 0.50%           03/31/04                   (32)

Lehman Brothers                                                 1 Month USD LIBOR-
   CMBS Erisa Eligible Inex      Lehman Brothers        3,950      BBA minus 0.50%           04/30/04                    --

Lehman Brothers                                                 1 Month USD LIBOR-
   CMBS Erisa Eligible Index     Lehman Brothers        2,010      BBA minus 0.45%           12/31/04                   (24)

Lehman Brothers                                                 1 Month USD LIBOR-
   Commercial MBS Index          Lehman Brothers        2,200      BBA minus 0.35%           12/31/03                   (33)

Lehman Brothers                                                 1 Month USD LIBOR-
   High Yield Index              Lehman Brothers        1,760      BBA plus 0.05%            11/30/03                    34

Lehman Brothers                                                 1 Month USD LIBOR-
   High Yield Index              Lehman Brothers        1,690      BBA plus 0.75%            12/31/03                    31

Lehman Brothers                                                 1 Month USD LIBOR-
   High Yield Index              Lehman Brothers        2,300      BBA minus 0.40%           02/29/04                    45
                                                                                                           ----------------
                                                                                                                         41
                                                                                                           ================

See accompanying notes which are an integral part of the financial statements.

 136  Multistrategy Bond Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                    Tax Exempt Bond - ClassS        CG 3-Month T-Bill **
Inception                                                           10000.00                    10000.00
1994                                                                10056.00                    10384.00
1995                                                                10684.00                    10977.00
1996                                                                11066.00                    11559.00
1997                                                                11590.00                    12165.00
1998                                                                12213.00                    12794.00
1999                                                                12160.00                    13388.00
2000                                                                12856.00                    14156.00
2001                                                                14025.00                    14831.00
2002                                                                14694.00                    15104.00
2003                                                                15284.00                    15280.00

                                                       Lehman 1-10 Year Muni
Inception                                                           10000.00
1994                                                                 9856.00
1995                                                                11005.00
1996                                                                11520.00
1997                                                                12333.00
1998                                                                13187.00
1999                                                                12280.00
2000                                                                14118.00
2001                                                                15430.00
2002                                                                16291.00
2003                                                                17048.00

Tax Exempt Bond Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,401               4.01%
5 Years                $      12,514               4.58%sec.
10 Years               $      15,284               4.33%sec.

Tax Exempt Bond Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,375               3.75%
5 Years                $      12,377               4.36%sec.
10 Years               $      15,117               4.22%sec.

Tax Exempt Bond Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,464               2.98%
5 Years                $      11,968               3.66%sec.
10 Years               $      14,618               3.87%sec.

Lehman 1-10 Year Muni
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,465               4.65%
5 Years                $      12,928               5.27%sec.
10 Years               $      17,048               5.48%sec.

CG 3-Month Treasury Bill Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,117               1.17%
5 Years                $      11,943               3.62%sec.
10 Years               $      15,280               4.33%sec.

 138  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide a high level of federal tax-exempt current income by investing primarily in a diversified portfolio of investment grade municipal securities.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Tax Exempt Bond Fund Class S, Class E, and Class C shares gained 4.01%, 3.75%, and 2.98%, respectively. This compared to the Lehman Brothers 1-10 Year Municipal Bond Index, which gained 4.65% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 0.56%, 0.81%, and 1.56%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The primary contributor to the Fund's performance was effective security selection. Specifically, the Fund's overweight positions in securities issued by Illinois, Indiana, Kansas, and Texas contributed to the Fund's performance. These states tended to have either better fiscal management or political structures that allowed the legislature to implement positive fiscal reforms. The Fund's underweight exposure to financially struggling states such as California, Connecticut and New York also contributed positively to performance.

Since interest rates remained relatively low during the year, the biggest detractor to Fund performance was the short average duration of the Fund's portfolio securities. As interest rates dropped to near 40-year lows, money managers began to anticipate a higher likelihood that interest rates would increase. While Standish maintained a more cautious stance with a neutral to slightly long average duration position versus the benchmark, MFS was more aggressive, maintaining a much shorter average duration which contributed negatively to performance. Additionally, exposure to certain sectors such as pre-refunded bonds and an underweight in general obligation bonds detracted from performance.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Over the past fiscal year, the municipal bond market enjoyed positive returns on both an absolute and tax-equivalent basis. Interestingly, the positive performance occurred at a time when municipal bond issuance was at a record high. Decreased fiscal support from the Federal government caused lower municipal tax revenues and larger municipal budget deficits. As a result, municipal bond issuance increased. This high level of municipal bond issuance was met with strong demand from non-traditional municipal investors, such as hedge funds seeking better yields than those available in the Treasury market.

Additionally, taxable investors bought municipal bonds in anticipation of an increasing interest rate environment, an environment in which municipal bonds typically perform well.

Finally, tobacco-related issues suffered from poor performance during the year as litigation issues drove investors away from these securities.

Non-traditional municipal investors such as hedge funds, coupled with record municipal bond issuances and relatively low interest rates, resulted in a difficult environment for active managers, including the Fund's money managers, to outperform their benchmark.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

The Fund's money manager line-up remained unchanged throughout the year, with both money managers, Standish-Mellon and MFS, assigned equal weighting in the Fund. Fund structure also remained relatively stable with both money managers placing an emphasis on higher yielding sectors, such as revenue bonds, and de-emphasizing lower yielding sectors, such as pre-refunded and general obligation bonds. Additionally, the Fund's money managers focused on investments in states that were relatively financially sound.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Both MFS and Standish invested based on similar investment themes with respect to sectors and industries. While Standish typically adds more value by rotating between sectors and industries, Standish's contribution to performance over the past year resulted from individual security selection. MFS's emphasis on security selection added to Fund performance, but the short average duration of MFS's portfolio's offset some of its gains.

                                                       Tax Exempt Bond Fund  139

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

In terms of selection, the strongest contributors to Fund performance were overweight positions in both insured bonds and bonds issued by Illinois, Indiana, Kansas, and Texas. The Fund held securities issued by Illinois including general obligation bonds issued by the City of Chicago and Cook County, which performed particularly well during the period. Although overall the Fund was underweighted in bonds issued by New York City and New York State, the largest individual security position held by the Fund was a revenue bond issued by the New York State Dorm Authority. This bond refunded during the period, and was a positive contributor to performance.

The Fund's security selection across all sectors added positive results to performance, especially within the revenue and the pre-refunded sectors. Although state-issued tobacco-related securities performed poorly relative to the municipal market as a whole, the Fund gained performance from its holding in the Golden State Tobacco Settlement 2006 issue. These bonds were guaranteed to be paid by the state of California if tobacco revenue became unavailable for repayment.

The Fund's biggest detractor to performance relative to its benchmark was its short-to-neutral average duration positioning, driven primarily by MFS. Other detractors to Fund performance included an underweight to the general obligation bond sector and its exposure to the pre-refunded bond sector.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Security selection and duration drove Fund performance over the past fiscal year. In addition to security selection, the financial condition of individual states became a major factor affecting performance as economic growth was weak and tax revenues generally declined.

The Fund's duration was important during the period as interest rates reached 40-year lows, with relatively volatile movements in July and September 2003. The Fund typically de-emphasizes duration positioning in favor of focusing on sector and industry rotation and security selection. However, as interest rates changed rapidly during the period, even a relatively small deviation from the benchmark duration, such as the one seen in MFS' portfolio, caused a period of volatile performance.

Security selection and sector rotation were key especially with respect to state-issued tobacco-related securities. As the tobacco sector suffered due to litigation concerns, nearly all tobacco bonds experienced a sell-off. Security-specific analysis increased in importance during the period, resulting in both MFS and Standish adding value through their selection of bonds.

Money Managers


MFS Institutional Advisors, Inc.
Standish Mellon Asset Management Company,
  LLC

                              --------------------

*     Tax Exempt Bond Fund Class S assumes initial investment on November 1,
      1993.

** Salomon Smith Barney 3-Month Treasury Bill Index consists of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.

*** Lehman Brothers 1-10 Year Municipal Bond Index is an index, with income reinvested, representative of municipal bonds with maturities ranging from 1-10 years.

++ Tax Exempt Bond Fund Class S performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Tax Exempt Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From March 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 140  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE           MARKET
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %         MATURITY           $
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.3%
Alabama - 1.6%
Birmingham Jefferson Civic Center Authority
   Special Tax (u)                                        425        5.250     01/01/05             445
City of Tuscaloosa Alabama General Obligation
   Unlimited                                              340        5.000     02/15/07             372
County of Jefferson Alabama General Obligation
   Unlimited (u)                                          500        5.000     04/01/10             554
Courtland Industrial Development Board Revenue
   Bonds                                                  250        5.000     11/01/13             257
Huntsville Health Care Authority Revenue Bonds            200        5.250     06/01/05             210
Marshall County Health Care Authority Revenue
   Bonds                                                  155        4.500     01/01/05             160
Marshall County Health Care Authority Revenue
   Bonds                                                  160        4.500     01/01/06             167
Mobile County Board of School Commissioners
   General Obligation Unlimited, weekly demand
   (u)                                                    375        5.000     03/01/12             407
                                                                                           ------------
                                                                                                  2,572
                                                                                           ------------

Alaska - 0.4%
City of Anchorage Alaska General Obligation
   Unlimited, weekly demand (u)                           500        5.750     12/01/16             567
                                                                                           ------------

Arizona - 3.0%
Arizona School Facilities Board Revenue Bonds           1,200        5.000     07/01/13           1,322
Arizona State Transportation Board Revenue Bonds
   (u)                                                    500        5.750     07/01/04             515
Arizona State Transportation Board Revenue
   Bonds, weekly demand                                   500        5.250     07/01/12             555
Phoenix Civic Improvement Corp. Revenue Bonds
   (u)                                                    250        5.500     07/01/07             280
Phoenix Civic Plaza Building Corp. Revenue
   Bonds, weekly demand                                 1,000        5.900     07/01/10           1,082
Salt River Project Agricultural Improvement &
   Power District Revenue Bonds                           230        5.500     01/01/05             241
Salt River Project Agricultural Improvement &
   Power District Revenue Bonds                           270        5.500     01/01/05             283
University of Arizona Revenue Bonds (u)                   430        5.000     06/01/06             466
                                                                                           ------------
                                                                                                  4,744
                                                                                           ------------

Arkansas - 0.1%
Fayetteville Arkansas Revenue Bonds                       155        3.200     06/01/07             156
                                                                                           ------------

California - 7.9%
Abag Finance Authority for Nonprofit Corps
   Certificate of Participation, weekly demand            600        5.700     08/15/14             632
California Housing Finance Agency Revenue Bonds,
   weekly demand (u)                                    1,000        5.850     08/01/16           1,048
California State Department of Water Resources
   Revenue Bonds                                          250        5.500     05/01/10             278
California State Department of Water Resources
   Revenue Bonds (u)                                      500        5.250     05/01/11             556
California State Department of Water Resources
   Revenue Bonds (u)                                    1,000        5.250     05/01/12           1,109
California Statewide Communities Development
   Authority Revenue Bonds (E)                          1,000        5.200     12/01/29           1,078
California Statewide Communities Development
   Authority Revenue Bonds (E)                            900        4.350     11/01/36             939
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand                           665        5.250     06/01/16             676
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand                         1,000        5.000     06/01/21             983
San Diego County Regional Transportation
   Commission Revenue Bonds, weekly demand                355        7.000     04/01/06             357
Southern California Public Power Authority
   Revenue Bonds (u)                                      405        5.375     01/01/12             456
State of California General Obligation Unlimited        1,000        6.600     02/01/10           1,167
State of California General Obligation Unlimited        1,000        5.000     10/01/11           1,076
State of California General Obligation Unlimited          550        5.000     02/01/12             584
State of California General Obligation Unlimited          250        5.000     02/01/10             270

                                                       Tax Exempt Bond Fund  141

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE           MARKET
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %         MATURITY           $
-------------------------------------------------------------------------------------------------------
State of California General Obligation Unlimited          750        5.000     02/01/11             803
State of California General Obligation
   Unlimited, weekly demand                               500        5.250     02/01/14             534
                                                                                           ------------
                                                                                                 12,546
                                                                                           ------------

Colorado - 1.2%
Colorado Department of Transportation Revenue
   Bonds (u)                                              265        6.000     06/15/08             306
Colorado Housing & Finance Authority Revenue
   Bonds (E)                                              145        6.300     08/01/16             156
Colorado Housing & Finance Authority Revenue
   Bonds, semi-annual demand                              240        6.300     08/01/12             254
Colorado Housing & Finance Authority Revenue
   Bonds, weekly demand                                   155        7.250     04/01/10             162
Colorado Housing & Finance Authority Revenue
   Bonds, weekly demand                                    80        6.700     10/01/16              83
Denver Health & Hospital Authority Revenue Bonds        1,000        5.000     12/01/04           1,024
                                                                                           ------------
                                                                                                  1,985
                                                                                           ------------

Delaware - 0.9%
Delaware State Economic Development Authority
   Economic Development Revenue Bonds                   1,000        6.500     01/01/08           1,102
Delaware State Economic Development Authority
   Economic Development Revenue Bonds,
   semi-annual demand (E)(u)                              250        4.900     05/01/26             270
                                                                                           ------------
                                                                                                  1,372
                                                                                           ------------

District of Columbia - 2.0%
District of Columbia Certificate of
   Participation (u)                                      500        5.250     01/01/08             551
District of Columbia General Obligation
   Unlimited (u)                                           70        5.500     06/01/09              80
District of Columbia General Obligation
   Unlimited (u)                                          930        5.500     06/01/09           1,054
District of Columbia General Obligation
   Unlimited, weekly demand (pre-refunded
   6/1/2006) (ae)                                         800        6.375     06/01/16             912
District of Columbia Revenue Bonds Zero Coupon
   (u)                                                    400        0.000     07/01/05             385
District of Columbia Tobacco Settlement
   Financing Corporation Revenue Bonds                    200        5.200     05/15/08             199
                                                                                           ------------
                                                                                                  3,181
                                                                                           ------------

Florida - 7.7%
City of Tallahassee Florida Revenue Bonds (u)             500        5.000     10/01/11             555
Escambia County Health Facilities Authority
   Revenue Bonds                                        1,000        5.000     11/15/06           1,087
First Governmental Financing Commission Revenue
   Bonds (u)                                            1,555        5.500     07/01/14           1,771
Florida State Board of Education General
   Obligation Unlimited                                 1,000        6.500     06/01/07           1,153
Florida State Division of Bond Finance Revenue
   Bonds (u)                                              500        5.750     07/01/06             553
Florida Water Pollution Control Financing Corp.
   Revenue Bonds, weekly demand                           500        5.500     01/15/12             562
Hillsborough County Educational Facilities
   Authority Revenue Bonds, semi-annual demand
   (u)                                                    960        5.750     04/01/18           1,064
Hillsborough County Florida Revenue Bonds,
   semi-annual demand                                     130        6.200     12/01/08             143
JEA Revenue Bonds                                       1,500        5.000     10/01/09           1,665
Martin County Health Facilities Authority
   Revenue Bonds                                          200        5.250     11/15/08             211
North Miami Florida Revenue Bonds (u)                   1,325        5.000     04/01/10           1,469
Orlando Utilities Commission Revenue Bonds              1,225        5.900     10/01/08           1,418
State of Florida General Obligation Unlimited,
   weekly demand (pre-refunded 7/1/2005) (ae)             500        5.800     07/01/18             543
                                                                                           ------------
                                                                                                 12,194
                                                                                           ------------

 142  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE           MARKET
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %         MATURITY           $
-------------------------------------------------------------------------------------------------------
Georgia - 4.3%
City of Atlanta Georgia Revenue Bonds (u)               1,000        5.500     11/01/14           1,145
Columbia County Georgia Revenue Bonds (u)                 750        6.000     06/01/20             880
Dalton Georgia Revenue Bonds (u)                          500        5.750     01/01/09             572
Fulton County Development Authority Revenue
   Bonds                                                  500        5.750     11/01/11             582
Georgia Municipal Electric Authority Revenue
   Bonds (u)                                              850        6.250     01/01/17           1,024
Georgia State Road & Tollway Authority Revenue
   Bonds                                                  590        5.250     03/01/11             665
Private Colleges & Universities Authority
   Revenue Bonds                                           55        6.000     06/01/04              56
Private Colleges & Universities Authority
   Revenue Bonds                                           70        6.000     06/01/05              74
State of Georgia General Obligation Unlimited             600        6.500     12/01/09             724
State of Georgia General Obligation Unlimited           1,000        5.750     08/01/08           1,150
                                                                                           ------------
                                                                                                  6,872
                                                                                           ------------

Hawaii - 1.0%
Kauai County Hawaii General Obligation
   Unlimited, weekly demand (pre-refunded
   8/1/2010) (u)(ae)                                      375        6.250     08/01/19             449
State of Hawaii General Obligation Unlimited (u)        1,000        5.750     01/01/10           1,149
                                                                                           ------------
                                                                                                  1,598
                                                                                           ------------

Illinois - 7.2%
Chicago Illinois General Obligation Unlimited
   (u)                                                  1,050        6.125     01/01/12           1,227
Chicago Illinois General Obligation Unlimited,
   weekly demand (u)                                      750        6.000     01/01/11             862
Chicago Illinois Tax Allocation Zero Coupon (u)           700        0.000     12/01/07             631
Cook County Community Consolidated School
   District No. 15-Palatine General Obligation
   Limited Zero Coupon (u)                              1,000        0.000     12/01/11             725
Cook County Community Consolidated School
   District No. 15-Palatine General Obligation
   Limited Zero Coupon (u)                              2,235        0.000     12/01/13           1,443
Illinois Development Finance Authority Pollution
   Control Revenue Bonds, weekly demand
   (pre-refunded 7/1/2006)(ae)                            420        7.375     07/01/21             491
Illinois Development Finance Authority Pollution
   Control Revenue General Obligation Unlimited
   Zero Coupon (u)                                        400        0.000     01/01/10             322
Illinois Educational Facilities Authority
   Revenue Bonds                                          450        3.350     03/01/34             449
Illinois Health Facilities Authority Revenue
   Bonds                                                1,000        5.250     09/01/04           1,026
Illinois Health Facilities Authority Revenue
   Bonds (u)                                              240        5.500     08/01/07             267
Illinois Health Facilities Authority Revenue
   Bonds (u)                                            1,420        5.500     08/15/05           1,520
Illinois Health Facilities Authority Revenue
   Bonds                                                  440        4.000     10/01/04             450
Lake County Community Unit School District No.
   116-Round Lake General Obligation Unlimited
   (u)                                                    400        7.600     02/01/14             527
Lake County Forest Preservation District General
   Obligation Unlimited Zero Coupon                     1,215        0.000     12/01/07           1,102
Macon County & Decatur Illinois Certificate of
   Participation (u)                                      425        6.500     01/01/05             450
                                                                                           ------------
                                                                                                 11,492
                                                                                           ------------

Indiana - 4.9%
Allen County Jail Building Corp. Revenue Bonds            300        5.750     10/01/09             346
City of Indianapolis Indiana Revenue Bonds (u)            450        5.000     10/01/06             491
Columbus Multi School Building Corp. Indiana
   Revenue Bonds (u)                                      450        5.000     01/10/10             497
Franklin Township School Building Corp./Marion
   County Indiana Revenue Bonds                           500        5.750     07/15/06             555
Indiana Health Facility Financing Authority
   Revenue Bonds (u)                                    1,250        5.000     12/01/03           1,254

                                                       Tax Exempt Bond Fund  143

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE           MARKET
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %         MATURITY           $
-------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority
   Revenue Bonds                                          170        4.500     02/15/05             173
Indiana Health Facility Financing Authority               560        5.375     12/01/08             629
Indiana Health Facility Financing Authority
   Revenue Bonds                                        1,000        5.500     11/15/10           1,109
Indiana Health Facility Financing Authority
   Revenue Bonds (pre-refunded 11/1/2007)
   (E)(ae)                                              1,325        5.000     11/01/26           1,443
Indiana Housing Finance Authority Revenue Bonds,
   weekly demand                                          495        6.600     07/01/05             502
Indiana University Revenue Bonds, weekly demand           500        5.750     08/01/10             565
Lawrenceburg Indiana Pollution Control Series F           225        2.625     10/01/19             223
                                                                                           ------------
                                                                                                  7,787
                                                                                           ------------

Iowa - 0.2%
Iowa Finance Authority Revenue Bonds                      290        6.000     07/01/10             326
                                                                                           ------------

Kansas - 2.8%
Butler & Sedgwick Counties Unified School
   District No. 385 Andover General Obligation
   Unlimited (u)                                          500        5.000     09/01/09             559
Kansas Development Finance Authority Revenue
   Bonds                                                1,000        5.500     11/01/11           1,148
Kansas Development Finance Authority Revenue
   Bonds (u)                                              150        5.000     08/01/10             168
Kansas Development Finance Authority Revenue
   Bonds (u)                                            1,000        5.000     08/01/13           1,100
Kansas State Department of Transportation
   Revenue Bonds                                          500        7.250     03/01/05             539
La Cygne Kansas Revenue Bonds, weekly demand (E)        1,000        3.900     03/01/15           1,022
                                                                                           ------------
                                                                                                  4,536
                                                                                           ------------

Louisiana - 0.8%
Jefferson Parish Hospital Service District No. 2
   Revenue Bonds, annual demand (u)                     1,000        5.250     12/01/15           1,061
Louisiana Energy & Power Authority Revenue Bonds
   (u)                                                    200        5.500     01/01/08             225
                                                                                           ------------
                                                                                                  1,286
                                                                                           ------------

Massachusetts - 3.4%
Commonwealth of Massachusetts General Obligation
   Limited (u)                                          1,500        5.000     12/01/07           1,665
Commonwealth of Massachusetts General Obligation
   Unlimited, weekly demand (pre-refunded
   2/1/2010) (ae)                                         430        6.000     02/01/11             504
Massachusetts Bay Transportation Authority
   Revenue Bonds                                          500        6.000     03/01/06             549
Massachusetts Bay Transportation Authority
   Revenue Bonds                                        1,000        5.250     07/01/10           1,130
Massachusetts Development Finance Agency Revenue
   Bonds                                                  360        5.750     08/01/05             383
Massachusetts Development Finance Agency Revenue
   Bonds                                                  205        5.125     12/01/11             216
Massachusetts Health & Educational Facilities
   Authority Revenue Bonds                                145        5.000     07/01/09             155
Massachusetts Health & Educational Facilities
   Authority Revenue Bonds                                135        5.000     07/01/07             142
Massachusetts Health & Educational Facilities
   Authority Revenue Bonds                                215        4.500     10/01/05             223
Massachusetts State Port Authority Revenue Bonds          200        6.000     07/01/06             221
Massachusetts State Port Authority Revenue Bonds          125        5.250     07/01/07             138
Massachusetts State Port Authority Revenue Bonds          150        5.750     07/01/10             172
                                                                                           ------------
                                                                                                  5,498
                                                                                           ------------

Michigan - 2.2%
Bishop International Airport Authority Revenue
   Bonds (u)                                              750        5.000     12/01/10             801
Kent Hospital Finance Authority Revenue Bonds             250        5.250     01/15/07             269
Manistee Area Public Schools General Obligation
   Unlimited (u)                                          235        6.000     05/01/08             270

 144  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE           MARKET
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %         MATURITY           $
-------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Revenue Bonds,
   weekly demand (pre-refunded 10/1/2010) (ae)            500        5.750     10/01/11             590
Michigan State Hospital Finance Authority
   Revenue Bonds (u)                                      250        5.000     05/15/07             274
Michigan State Hospital Finance Authority
   Revenue Bonds                                        1,000        5.500     10/01/04           1,041
Michigan State Hospital Finance Authority
   Revenue Bonds, weekly demand                           190        5.500     03/01/13             203
                                                                                           ------------
                                                                                                  3,448
                                                                                           ------------

Minnesota - 1.6%
City of State Cloud Minnesota Revenue Bonds (u)           340        5.500     05/01/06             371
Minnesota Housing Finance Agency Revenue Bonds,
   weekly demand                                          445        6.700     01/01/18             455
Southern Minnesota Municipal Power
   Agency/Revenue Bonds (u)                             1,000        5.000     01/01/08           1,105
State of Minnesota General Obligation Unlimited           500        6.000     08/01/05             541
                                                                                           ------------
                                                                                                  2,472
                                                                                           ------------

Mississippi - 0.9%
State of Mississippi General Obligation
   Unlimited                                              300        5.375     07/01/17             337
State of Mississippi General Obligation
   Unlimited                                            1,000        6.000     11/01/08           1,161
                                                                                           ------------
                                                                                                  1,498
                                                                                           ------------

Missouri - 0.5%
Jackson County Reorganized School District No. 7
   General Obligation Unlimited (u)                       250        4.375     03/01/11             267
Missouri Housing Development Commission Revenue
   Bonds                                                  240        4.350     12/01/07             251
Southeast Missouri State University Revenue
   Bonds (u)                                              250        5.625     04/01/10             288
                                                                                           ------------
                                                                                                    806
                                                                                           ------------

Nebraska - 0.7%
Nebraska Public Power District Revenue Bonds (u)        1,000        5.000     01/01/11           1,102
                                                                                           ------------

Nevada - 1.4%
Clark County School District General Obligation
   Limited, weekly demand (u)                           1,000        5.250     06/15/10           1,108
Henderson Nevada General Obligation Limited (u)           475        6.000     06/01/06             526
Truckee Meadows Water Authority Revenue Bonds
   (u)                                                    500        5.500     07/01/11             569
                                                                                           ------------
                                                                                                  2,203
                                                                                           ------------

New Hampshire - 0.4%
New Hampshire Health & Education Facilities
   Authority Revenue Bonds                                225        6.500     07/01/10             235
New Hampshire Health & Education Facilities
   Authority Revenue Bonds                                325        4.600     10/01/07             341
                                                                                           ------------
                                                                                                    576
                                                                                           ------------

New Jersey - 3.1%
New Jersey State Educational Facilities
   Authority Revenue Bonds                              1,000        5.750     09/01/10           1,158
New Jersey State Transit Corporation Certificate
   of Participation (u)                                 1,350        5.500     09/15/07           1,511
New Jersey State Turnpike Authority Revenue
   Bonds (u)                                              500        5.500     01/01/09             567
New Jersey Transportation Trust Fund Authority
   Revenue Bonds                                        1,000        6.000     06/15/06           1,106
New Jersey Transportation Trust Fund Authority
   Revenue Bonds                                          500        6.000     06/15/07             571
                                                                                           ------------
                                                                                                  4,913
                                                                                           ------------

                                                       Tax Exempt Bond Fund  145

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE           MARKET
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %         MATURITY           $
-------------------------------------------------------------------------------------------------------
New Mexico - 0.7%
New Mexico State Highway Commission Revenue
   Bonds                                                  570        5.500     06/15/06             626
Rio Rancho New Mexico Revenue Bonds (u)                   500        8.000     05/15/04             518
                                                                                           ------------
                                                                                                  1,144
                                                                                           ------------

New York - 7.6%
City of New York New York General Obligation
   Unlimited                                            1,000        5.500     08/15/08           1,113
City of New York New York General Obligation
   Unlimited                                              250        5.250     12/01/09             276
City of New York New York General Obligation
   Unlimited                                            1,000        5.500     08/01/09           1,112
City of New York New York General Obligation
   Unlimited                                              730        5.000     06/01/10             788
City of New York New York General Obligation
   Unlimited, weekly demand                               130        5.000     08/01/10             140
City of New York New York General Obligation
   Unlimited, weekly demand                               125        5.750     08/01/11             139
City of New York New York General Obligation
   Unlimited, weekly demand                               235        5.250     11/01/12             254
Long Island Power Authority Revenue Bonds                 250        5.000     06/01/09             272
Metropolitan Transportation Authority Revenue
   Bonds                                                  500        5.300     07/01/05             534
New York City Municipal Water Finance Authority
   Revenue Bonds                                        1,500        5.250     06/15/12           1,667
New York State Dormitory Authority Revenue Bonds          375        6.000     08/15/04             389
New York State Dormitory Authority Revenue Bonds
   (u)                                                  1,900        7.000     07/01/09           2,158
New York State Dormitory Authority Revenue Bonds
   (E)(u)                                                 650        5.250     11/15/29             718
New York State Urban Development Corp. Series A           500        5.250     01/01/21             550
Niagara County Industrial Development Agency
   Revenue Bonds (E)                                      350        5.550     11/15/24             362
Suffolk County Judicial Facilities Agency
   Revenue Bonds (u)                                      500        5.500     04/15/09             568
TSAC Inc. Revenue Bonds                                 1,000        5.500     07/15/13           1,018
                                                                                           ------------
                                                                                                 12,058
                                                                                           ------------

North Carolina - 1.8%
North Carolina Eastern Municipal Power Agency
   Revenue Bonds                                          250        5.500     01/01/10             272
North Carolina Municipal Power Agency No. 1
   Catawba Revenue Bonds                                  200        5.500     01/01/13             218
North Carolina Municipal Power Agency No. 1
   Catawba Revenue Bonds, semi-annual demand (u)        1,500        6.000     01/01/12           1,743
University of North Carolina At Chapel Hill
   Revenue Bonds, weekly demand (E)                       600        1.130     02/15/31             600
                                                                                           ------------
                                                                                                  2,833
                                                                                           ------------

Ohio - 3.0%
Columbus Ohio General Obligation Limited                  585        5.250     01/01/11             655
Erie County Ohio Revenue Bonds                            275        4.000     08/15/04             280
Hamilton County Ohio Revenue Bonds (u)                    250        6.000     12/01/05             274
Jackson Local School District Stark & Summit
   Counties General Obligation Unlimited Zero
   Coupon (u)                                             500        0.000     12/01/07             453
Ohio State Building Authority Revenue Bonds               575        5.750     04/01/08             655
Ohio State Building Authority Revenue Bonds (u)           500        6.000     04/01/06             552
Richland County Ohio Revenue Bonds                        300        5.400     11/15/03             300
State of Ohio General Obligation Unlimited                300        5.250     06/15/04             308
State of Ohio General Obligation Unlimited                550        5.500     05/01/08             622
Steubenville Ohio Revenue Bonds                           280        5.700     10/01/10             306
University of Cincinnati Revenue Bonds (u)                300        5.500     06/01/08             340
                                                                                           ------------
                                                                                                  4,745
                                                                                           ------------

 146  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE           MARKET
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %         MATURITY           $
-------------------------------------------------------------------------------------------------------
Oklahoma - 0.4%
Grand River Dam Authority Revenue Bonds (u)               250        5.000     06/01/12             275
Oklahoma Housing Finance Agency Revenue Bonds,
   weekly demand                                          260        7.600     09/01/15             290
                                                                                           ------------
                                                                                                    565
                                                                                           ------------

Oregon - 0.3%
Clackamas County School District No. 62C Oregon
   City General Obligation Unlimited, weekly
   demand                                                 435        6.000     06/15/11             500
                                                                                           ------------

Pennsylvania - 2.4%
Allegheny County Port Authority Revenue Bonds,
   weekly demand (u)                                      250        5.500     03/01/17             276
City of Philadelphia Pennsylvania Revenue Bonds
   (u)                                                    750        5.250     08/01/13             835
City of Philadelphia Pennsylvania Revenue Bonds
   (u)                                                    500        5.500     07/01/07             560
City of Philadelphia Pennsylvania Revenue Bonds
   (u)                                                    500        6.750     08/01/05             546
Norwin School District General Obligation
   Unlimited, weekly demand (pre-refunded
   4/1/2010) (u)(ae)                                      250        6.000     04/01/20             294
Owen J. Roberts School District General
   Obligation Unlimited (u)                               500        5.000     08/15/12             552
Sayre Health Care Facilities Authority Revenue
   Bonds, weekly demand                                   750        5.300     12/01/12             774
                                                                                           ------------
                                                                                                  3,837
                                                                                           ------------

Puerto Rico - 0.1%
Commonwealth of Puerto Rico General Obligation
   Unlimited (E)                                          200        6.000     07/01/13             225
                                                                                           ------------

Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp.
   Revenue Bonds                                          150        5.750     08/15/10             160
                                                                                           ------------

South Carolina - 1.6%
Richland-Lexington Airport District Revenue
   Bonds (u)                                              250        5.000     01/01/06             267
Richland-Lexington Airport District Revenue
   Bonds (u)                                              500        5.000     01/01/09             554
Richland-Lexington Airport District Revenue
   Bonds (u)                                              440        5.000     01/01/10             484
Rock Hill South Carolina Revenue Bonds (u)                250        5.000     01/01/10             278
South Carolina State Public Service Authority
   Revenue Bonds, weekly demand (u)                       375        5.500     01/01/11             422
Spartanburg County South Carolina Revenue Bonds
   (u)                                                    500        6.000     04/15/07             565
                                                                                           ------------
                                                                                                  2,570
                                                                                           ------------

South Dakota - 1.1%
Sioux Falls South Dakota Revenue Bonds (u)                250        5.500     11/15/10             287
South Dakota State Building Authority Revenue
   Bonds (u)                                            1,330        5.000     09/01/12           1,464
                                                                                           ------------
                                                                                                  1,751
                                                                                           ------------

Tennessee - 1.2%
Memphis-Shelby County Airport Authority Revenue
   Bonds                                                  200        5.050     09/01/12             211
Metropolitan Government Nashville & Davidson
   County Health & Educational Facility Board
   Revenue Bonds                                          920        5.000     11/01/06           1,010
Metropolitan Government Nashville & Davidson
   County Tennessee Revenue Bonds (u)                     180        5.250     01/01/13             201
Williamson County Tennessee General Obligation
   Unlimited                                              500        6.000     03/01/06             550
                                                                                           ------------
                                                                                                  1,972
                                                                                           ------------

                                                       Tax Exempt Bond Fund  147

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE           MARKET
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %         MATURITY           $
-------------------------------------------------------------------------------------------------------
Texas - 7.7%
Alvin Independent School District General
   Obligation Unlimited                                   515        6.750     08/15/09             619
Alvin Independent School District General
   Obligation Unlimited                                   545        6.750     08/15/10             662
Bell County Health Facility Development Corp.
   Revenue Bonds                                        1,010        5.000     11/15/03           1,011
Brazos River Authority, Texas, Pollution Control
   Revenue                                                220        5.400     10/01/14             224
Brazos River Harbor Navigation District Revenue
   Bonds (E)                                              220        4.750     05/15/33             229
City of Houston Texas Revenue Bonds (u)                   500        6.000     07/01/04             517
El Paso Independent School District General
   Obligation Unlimited                                 1,000        5.375     08/15/09           1,134
Fort Bend County Industrial Development Corp.
   Revenue Bonds                                          250        3.000     10/01/11             257
Harris County Texas General Obligation Limited          1,435        5.250     08/15/09           1,615
North Central Texas Health Facility Development
   Corp. Revenue Bonds (u)                              1,050        5.500     04/01/05           1,111
Port Corpus Christi Authority Revenue Bonds,
   weekly demand                                          385        5.350     11/01/10             397
Round Rock Independent School District General
   Obligation Unlimited                                 1,000        6.500     08/01/10           1,199
Round Rock Independent School District General
   Obligation Unlimited                                   430        5.375     08/01/12             482
Round Rock Independent School District General
   Obligation Unlimited, weekly demand                    750        6.500     08/01/11             885
Texas A & M University Revenue Bonds                    1,000        5.000     07/01/08           1,111
University of Texas Permanent University Fund
   Revenue Bonds                                          420        5.000     07/01/09             467
Waco Health Facilities Development Corp. Revenue
   Bonds                                                  250        5.200     11/15/06             272
                                                                                           ------------
                                                                                                 12,192
                                                                                           ------------

Utah - 0.1%
Utah County Utah Revenue Bonds                            200        5.050     11/01/17             211
                                                                                           ------------

Virginia - 2.7%
Fairfax County Virginia Certificate of
   Participation, weekly demand                           200        5.750     04/15/13             222
Peninsula Ports Authority, Virginia, Revenue              225        3.300     10/01/33             225
Prince William County Service Authority Revenue
   Bonds (u)                                              555        5.500     07/01/05             593
Virginia Beach Virginia General Obligation
   Unlimited                                            2,000        5.000     05/01/13           2,209
Virginia Commonwealth Transportation Board
   Revenue Bonds, weekly demand                           360        5.375     05/15/12             402
Virginia Public Building Authority Revenue Bonds          500        5.750     08/01/07             566
                                                                                           ------------
                                                                                                  4,217
                                                                                           ------------

Washington - 1.9%
Clallam County Public Utility District No. 1
   Revenue Bonds (u)                                      385        5.000     01/01/08             424
Kitsap County Washington General Obligation
   Limited, weekly demand (u)                             775        5.750     07/01/14             871
State of Washington General Obligation Unlimited          500        6.500     07/01/04             518
Washington Public Power Supply System Revenue
   Bonds                                                  375        7.000     07/01/08             451
Washington Public Power Supply System Revenue
   Bonds                                                  625        7.000     07/01/08             740
                                                                                           ------------
                                                                                                  3,004
                                                                                           ------------

West Virginia - 0.1%
West Virginia State Hospital Finance Authority
   Revenue Bonds                                          120        6.500     09/01/05             131
West Virginia State Hospital Finance Authority
   Revenue Bonds                                           30        6.500     09/01/05              32
                                                                                           ------------
                                                                                                    163
                                                                                           ------------

 148  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL                    DATE           MARKET
                                                  AMOUNT ($)      RATE          OF            VALUE
                                                  OR SHARES        %         MATURITY           $
-------------------------------------------------------------------------------------------------------
Wisconsin - 1.3%
City of Madison Wisconsin Revenue Bonds                   280        4.875     10/01/27             295
Oconto Falls Public School District General
   Obligation Unlimited, weekly demand
   (pre-refunded 3/1/2011) (u)(ae)                        750        5.750     03/01/13             870
State of Wisconsin General Obligation Unlimited           625        5.125     11/01/11             697
Wisconsin Housing & Economic Development
   Authority Revenue Bonds, weekly demand                  90        6.850     11/01/12              90
Wisconsin State Health & Educational Facilities
   Authority Revenue Bonds                                 70        5.000     07/01/06              74
                                                                                           ------------
                                                                                                  2,026
                                                                                           ------------

TOTAL MUNICIPAL BONDS
(cost $142,993)                                                                                 149,903
                                                                                           ------------

SHORT-TERM INVESTMENTS - 4.2%
Frank Russell Tax Free Money Market Fund            6,668,984                                     6,669
                                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,669)                                                                                     6,669
                                                                                           ------------

TOTAL INVESTMENTS - 98.5%
(identified cost $149,662)                                                                      156,572

OTHER ASSETS AND LIABILITIES, NET - 1.5%
                                                                                                  2,380
                                                                                           ------------

NET ASSETS - 100.0%                                                                             158,952
                                                                                           ============


  See accompanying notes which are an integral part of the financial statements.

                                                       Tax Exempt Bond Fund  149

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands


                                                 VALUE
                                                   %
----------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
(Unaudited)
AAA                                                53%
AA                                                 21
A                                                  13
BBB                                                12
Other                                               1
                                                  ---
                                                  100
                                                  ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
(Unaudited)
General Obligation                                 32%
Utility Revenue                                    18
Healthcare Revenue                                 16
Other                                              11
State and Community Lease                           6
Universities                                        5
Housing Revenue                                     4
Cash Equivalents                                    4
Pollution Control Revenue                           2
Refunded and Special Obligation                     2
                                                  ---
                                                  100
                                                  ===

See accompanying notes which are an integral part of the financial statements.

 150  Tax Exempt Bond Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                              TAX MANAGED LARGE CAP - CLASS S             S&P 500(R) **
                                                              -------------------------------             -------------
Inception                                                                 10000.00                           10000.00
1996                                                                      10030.00                           10279.00
1997                                                                      13260.00                           13602.00
1998                                                                      16239.00                           16597.00
1999                                                                      20271.00                           20876.00
2000                                                                      21284.00                           22140.00
2001                                                                      16207.00                           16623.00
2002                                                                      13255.00                           14112.00
2003                                                                      15938.00                           17052.00

Tax-Managed Large Cap Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,023              20.24%
5 Years                $       9,814              (0.37)%sec.
Inception              $      15,938               6.82%sec.

Tax-Managed Large Cap Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,004              20.04%
5 Years                $       9,747              (0.51)%sec.
Inception              $      15,829               6.71%sec.

Tax-Managed Large Cap Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,911              19.11%
5 Years                $       9,427              (1.17)%sec.
Inception              $      15,309               6.21%sec.

Standard & Poors 500(R) Composite Stock Price Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,083              20.83%
5 Years                $      10,274               0.54%sec.
Inception              $      17,052               7.49%sec.

 152  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide capital growth on an after-tax basis by investing principally in equity securities.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth on an after-tax basis. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the FRIC Tax-Managed Large Cap Fund Class S, Class E, and Class C shares gained 20.24%, 20.04%, and 19.11%, respectively. This compared to the S&P 500(R) Index, which gained 20.83% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 0.94%, 1.19%, and 1.94%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The market's very narrow bias rewarded active money managers that were invested in economically sensitive sectors, such as technology, producer durables, and materials and processing, that would generally be expected to benefit more from a re-acceleration in economic growth. In contrast, strategies that overweighted companies in the more defensive consumer staples, health care and utilities sectors, where earnings growth is often less tied to economic activity, generally underperformed. The Fund's fully diversified policy ensured that it was invested in both economically sensitive and defensive sectors. The Fund is structured to reduce sector overweights and underweights. Therefore, the Fund's sector allocations had little overall impact on returns for the period.

Smaller and medium capitalization stocks significantly outperformed large capitalization stocks, and value stocks marginally outperformed growth stocks. Stocks with high price-to-earnings (P/E) ratios outperformed those with low P/E ratios. J.P. Morgan overweighted the larger capitalization stocks within the benchmark at the expense of lower capitalization stocks in the Index. The Fund was generally style neutral relative to the benchmark.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

As of October 31, 2003, the Fund was underweight in the largest capitalization tier of companies relative to the benchmark. The Fund was overweight in the consumer discretionary sector, and underweight in the technology and the utility sectors. The Fund's weighted-average capitalization and valuation characteristics were similar to the benchmark.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

In September 2003, Sands Capital Management, Inc. (Sands), John A. Levin & Co. (Levin) and Kayne Anderson Rudnick Investment Management, LLC (Kayne) were added to the Fund to complement J.P. Morgan's core dividend discount model driven strategy. The new money managers each run more concentrated portfolios that differ in approach from J.P. Morgan's portfolio. Sands invests in growing high quality companies that it considers may possess leading products or services that will not be easily copied by competitors. Levin invests in attractively valued companies that are out-of-favor with the market and in which Levin believes it has an information advantage based on its proprietary research method that blends traditional and alternative research methodologies. Kayne invests in attractively valued large companies with high credit ratings that it expects to increase cash flow and earnings at above-average rates. The multi-style nature of the money manager structure is intended to reduce money manager-specific and style risk in the Fund.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Stock selection contributed positively to results during the fiscal year. Selection in the financial services, health care, and utilities economic sectors was the strongest. Positions in Capital One, Countrywide Financial and PG&E contributed the most to returns. Stock selection in the technology, consumer discretionary and other energy economic sectors was the weakest. Holding no J.P. Morgan stock and overweighting First Data as well as holding Kraft Foods, which was not in the S&P 500(R) Index, detracted from the Fund's performance the most.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

During the past fiscal year, money managers that were defensively positioned in higher quality stocks, such as undervalued companies with more predictable earnings and less sensitivity to economic conditions generally underperformed the market. Conversely, money managers that invested in companies with low or no earnings, that were more likely to exceptionally benefit from an economic rebound, and whose share prices tended to exaggerate market moves, generally outperformed their peers. Companies of lower financial quality, as measured by S&P Senior Debt ratings, and who paid low or no dividends were also favored by the market in this more "pro-cyclical" environment. This was not a favorable environment for J.P. Morgan's fundamentally based dividend discount model approach, since this approach generally favors attractively valued companies with good or improving growth prospects.

                                                 Tax-Managed Large Cap Fund  153

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

While absolute returns in the market were strong during the fiscal year, the environment for active money managers continued to be difficult due to the very narrow nature of the market's advance. This narrowness meant that money managers needed to overweight the technology sector or to own other high beta (i.e. stocks that historically tend to exaggerate market moves in both directions) or low quality stocks that are more sensitive to an economic recovery in order to outperform. The Fund's small underweights in some of the more economically sensitive sectors, its market-like beta, and its emphasis on larger capitalization stocks negatively impacted performance.

Money Managers                                                       Styles


John A. Levin & Co., Inc.                   Value
J.P. Morgan Investment Management, Inc.     Market-Oriented
Kayne Anderson Rudnick Investment
  Management, LLC                           Market-Oriented
Sands Capital Management, Inc.              Growth

                              --------------------

* The Fund commenced operations on October 7, 1996. Index comparison began October 1, 1996.

** The Standard & Poor's 500(R) Composite Stock Price Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

++ Tax-Managed Large Cap Fund Class S performance has been linked with Class E to provide historical perspective. For the period December 8, 2000 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Tax-Managed Large Cap Fund Class S performance has been linked with Class C to provide historical prospective. For the period December 6, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 154  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.2%
Auto and Transportation - 2.9%
Burlington Northern Santa Fe Corp.                      4,800             139
CSX Corp.                                              41,300           1,314
FedEx Corp.                                               300              23
Harley-Davidson, Inc.                                 127,100           6,026
Lear Corp. (AE)                                        17,500           1,017
Norfolk Southern Corp.                                  5,100             103
Union Pacific Corp.                                     3,300             207
United Parcel Service, Inc. Class B                     8,600             624
                                                                 ------------
                                                                        9,453
                                                                 ------------

Consumer Discretionary - 16.6%
Abercrombie & Fitch Co. Class A (AE)                   17,200             490
Accenture, Ltd. Class A (AE)                           45,800           1,072
Apollo Group, Inc. Class A (AE)                        43,400           2,757
Bed Bath & Beyond, Inc. (AE)                           44,200           1,867
Black & Decker Corp.                                    1,300              62
Cintas Corp.                                            1,200              51
Eastman Kodak Co.                                      25,600             625
eBay, Inc. (AE)                                       106,000           5,930
Electronic Arts, Inc. (AE)                              1,700             168
EW Scripps Co. Class A                                  4,700             437
Fox Entertainment Group, Inc. Class A (AE)             47,100           1,305
Gannett Co., Inc.                                       1,500             126
Gap, Inc. (The)                                        17,400             332
Gillette Co. (The)                                     14,400             459
Home Depot, Inc.                                      152,100           5,638
Jones Apparel Group, Inc.                              38,400           1,325
Kohl's Corp. (AE)                                      45,200           2,534
Krispy Kreme Doughnuts, Inc. (AE)                      22,100             957
Leggett & Platt, Inc.                                  49,800           1,040
Lowe's Cos., Inc.                                      62,000           3,654
Ltd Brands                                             40,900             720
Mattel, Inc.                                           19,100             370
McDonald's Corp.                                       59,900           1,498
Nike, Inc. Class B                                     12,800             818
Starbucks Corp. (AE)                                   89,700           2,835
Target Corp.                                           22,900             910
Tiffany & Co.                                          25,800           1,224
Time Warner, Inc.                                      42,875             656
Tribune Co.                                            43,060           2,112
Viacom, Inc. Class B                                   48,100           1,918
Wal-Mart Stores, Inc.                                 122,700           7,233
Walt Disney Co.                                        33,000             747
Waste Management, Inc.                                 10,800             280
Weight Watchers International, Inc. (AE)               25,200             930

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wendy's International, Inc.                             3,100             115
Yum! Brands, Inc. (AE)                                  9,200             314
                                                                 ------------
                                                                       53,509
                                                                 ------------

Consumer Staples - 7.1%
Altria Group, Inc.                                     42,300           1,967
Anheuser-Busch Cos., Inc.                              10,600             522
Coca-Cola Co. (The)                                   114,900           5,331
CVS Corp.                                              28,100             989
HJ Heinz Co.                                           12,500             442
Kraft Foods, Inc. Class A                              20,200             588
PepsiCo, Inc.                                          50,500           2,415
Procter & Gamble Co.                                   64,630           6,352
Sara Lee Corp.                                         72,400           1,443
Systemco Corp.                                          8,800             296
Walgreen Co.                                           42,100           1,466
WM Wrigley Jr. Co.                                     18,100           1,021
                                                                 ------------
                                                                       22,832
                                                                 ------------

Financial Services - 20.2%
Aflac, Inc.                                             6,300             230
Allstate Corp. (The)                                   41,500           1,639
AMBAC Financial Group, Inc.                            27,250           1,928
American Express Co.                                   28,800           1,352
American International Group                           45,800           2,786
AON Corp.                                              36,900             808
Automatic Data Processing, Inc.                        68,300           2,578
Bank of America Corp.                                  37,300           2,825
Bank of New York Co., Inc. (The)                       56,100           1,750
Bank One Corp.                                          5,600             238
Capital One Financial Corp.                            63,700           3,873
CarrAmerica Realty Corp. (o)                            4,900             147
Cigna Corp.                                            21,400           1,221
CIT Group, Inc.                                        17,900             602
Citigroup, Inc.                                       191,622           9,083
City National Corp.                                     1,400              84
Compass Bancshares, Inc.                                6,900             261
Countrywide Financial Corp.                            15,000           1,577
E*Trade Financial Corp. (AE)                           21,300             219
Equity Office Properties Trust (o)                        100               3
Fannie Mae                                              9,500             681
Fifth Third Bancorp                                    31,000           1,797
First Data Corp.                                      100,500           3,588
FleetBoston Financial Corp.                            22,500             909
Freddie Mac                                            13,200             741
Goldman Sachs Group, Inc.                               9,700             911
Greenpoint Financial Corp.                             35,700           1,112
Hartford Financial Services Group, Inc.                 3,100             170

                                                 Tax-Managed Large Cap Fund  155

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hibernia Corp. Class A                                  6,600             149
John Hancock Financial Services, Inc.                  18,100             640
Marsh & McLennan Cos., Inc.                            32,100           1,372
MBIA, Inc.                                             13,300             793
MBNA Corp.                                             12,800             317
Merrill Lynch & Co., Inc.                               3,600             213
Metlife, Inc.                                           8,500             267
Moody's Corp.                                          23,300           1,347
Morgan Stanley                                         51,700           2,837
North Fork BanCorp., Inc.                               3,800             148
PNC Financial Services Group, Inc.                     29,300           1,570
Prologis (o)                                            5,900             174
Rouse Co. (The) (o)                                     4,300             185
SouthTrust Corp.                                       12,500             398
State Street Corp.                                     25,300           1,325
Sungard Data Systems, Inc. (AE)                        12,700             356
SunTrust Banks, Inc.                                   13,200             885
Torchmark Corp.                                         9,000             395
Travelers Property Casualty Corp. Class A              11,624             189
Travelers Property Casualty Corp. Class B               6,031              99
US Bancorp                                            122,970           3,347
Wachovia Corp.                                         18,200             835
Wells Fargo & Co.                                      56,000           3,154
XL Capital, Ltd. Class A                               14,700           1,022
                                                                 ------------
                                                                       65,130
                                                                 ------------

Health Care - 12.1%
Abbott Laboratories                                     8,800             375
Aetna, Inc.                                            14,500             832
Allergan, Inc.                                         25,400           1,921
AmerisourceBergen Corp.                                   400              23
Amgen, Inc.                                            58,300           3,601
Anthem, Inc. (AE)                                       8,100             554
Biomet, Inc.                                            3,600             129
Boston Scientific Corp. (AE)                            1,000              68
Bristol-Myers Squibb Co.                               44,500           1,129
Eli Lilly & Co.                                        41,500           2,765
Forest Laboratories, Inc. (AE)                         13,800             690
Genentech, Inc. (AE)                                   38,700           3,172
Gilead Sciences, Inc. (AE)                              2,400             131
Guidant Corp.                                          31,600           1,612
HCA, Inc.                                               6,900             264
Human Genome Sciences, Inc. (AE)                        4,200              58
Johnson & Johnson                                     100,246           5,045
Medimmune, Inc. (AE)                                    7,600             203
Medtronic, Inc.                                        53,200           2,424

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merck & Co., Inc.                                      71,200           3,151
Pfizer, Inc.                                          238,400           7,533
Stryker Corp.                                          16,000           1,298
Tenet Healthcare Corp.                                  7,400             102
UnitedHealth Group, Inc.                                1,900              97
Wyeth                                                  40,700           1,796
                                                                 ------------
                                                                       38,973
                                                                 ------------

Integrated Oils - 4.4%
BP PLC - ADR                                           24,100           1,021
ChevronTexaco Corp.                                    48,400           3,596
ConocoPhillips                                         55,952           3,198
Exxon Mobil Corp.                                     131,746           4,819
Unocal Corp.                                           47,400           1,502
                                                                 ------------
                                                                       14,136
                                                                 ------------

Materials and Processing - 3.2%
Air Products & Chemicals, Inc.                         27,000           1,226
Alcan, Inc.                                            14,600             583
Alcoa, Inc.                                            44,956           1,419
Archer-Daniels-Midland Co.                              9,400             135
Avery Dennison Corp.                                   22,800           1,199
Bowater, Inc.                                           7,400             302
Dow Chemical Co. (The)                                 19,600             739
Eastman Chemical Co.                                    9,300             302
EI Du Pont de Nemours & Co.                            59,700           2,412
Georgia-Pacific Corp.                                   2,900              76
Masco Corp.                                            17,500             481
Monsanto Co.                                           12,809             321
Temple-Inland, Inc.                                     5,800             313
United States Steel Corp.                              39,300             929
                                                                 ------------
                                                                       10,437
                                                                 ------------

Miscellaneous - 4.5%
3M Co.                                                  1,600             126
Fortune Brands, Inc.                                    2,000             130
General Electric Co.                                  281,800           8,175
Honeywell International, Inc.                          30,600             937
Johnson Controls, Inc.                                  6,100             656
SPX Corp.                                               1,000              48
Textron, Inc.                                          30,000           1,491
Tyco International, Ltd.                              134,234           2,803
                                                                 ------------
                                                                       14,366
                                                                 ------------

Other Energy - 0.9%
Anadarko Petroleum Corp.                               23,800           1,038
Cooper Cameron Corp. (AE)                               8,500             364
Devon Energy Corp.                                      5,300             257

 156  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dynegy, Inc. Class A                                   11,100              45
EL Paso Corp.                                           9,400              69
Pride International, Inc. (AE)                          3,600              59
Rowan Cos., Inc.                                       10,700             256
Transocean, Inc.                                        9,900             190
Valero Energy Corp.                                     1,900              81
Williams Cos., Inc.                                    43,800             447
                                                                 ------------
                                                                        2,806
                                                                 ------------
Producer Durables - 3.3%
Boeing Co. (The)                                        9,400             362
Cooper Industries, Ltd. Class A                         9,800             518
Emerson Electric Co.                                   30,600           1,737
Illinois Tool Works, Inc.                              17,400           1,280
Ingersoll-Rand Co. Class A                             11,700             707
Koninklijke Philips Electronics NV                     39,400           1,057
Lexmark International, Inc. (AE)                        2,200             162
Lockheed Martin Corp.                                  32,900           1,525
Northrop Grumman Corp.                                 14,900           1,332
Novellus Systems, Inc. (AE)                             2,600             107
United Technologies Corp.                              21,300           1,804
                                                                 ------------
                                                                       10,591
                                                                 ------------

Technology - 12.8%
Altera Corp. (AE)                                      57,300           1,159
Analog Devices, Inc. (AE)                               5,800             257
Cisco Systems, Inc. (AE)                              313,400           6,575
Computer Sciences Corp.                                14,000             555
Corning, Inc.                                           9,000              99
Dell, Inc. (AE)                                       155,100           5,602
EMC Corp.                                               8,200             113
Hewlett-Packard Co.                                    41,400             924
Intel Corp.                                            62,400           2,062
International Business Machines Corp.                  46,600           4,170
Juniper Networks, Inc. (AE)                            11,300             203
Linear Technology Corp.                                61,800           2,633
Maxim Integrated Products                              12,200             606
Microsoft Corp.                                       351,900           9,201
NCR Corp. (AE)                                         13,200             474

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Oracle Corp. (AE)                                      23,100             276
QLogic Corp. (AE)                                       4,000             224
Qualcomm, Inc.                                         52,200           2,480
Raytheon Co.                                           35,600             943
Red Hat, Inc. (AE)                                     67,800           1,020
Sun MicroSystems, Inc. (AE)                            41,700             165
Tellabs, Inc. (AE)                                      3,800              29
Xilinx, Inc. (AE)                                      50,800           1,610
                                                                 ------------
                                                                       41,380
                                                                 ------------

Utilities - 5.2%
AT&T Corp.                                             10,463             195
AT&T Wireless Services, Inc. (AE)                      46,400             336
BellSouth Corp.                                        14,100             371
Cinergy Corp.                                          29,900           1,086
Comcast Corp. Class A                                  11,533             391
Comcast Corp. Special Class A                          12,100             395
Consolidated Edison, Inc.                                 500              20
Constellation Energy Group, Inc.                        1,100              40
Edison International                                   24,300             479
Entergy Corp.                                          10,800             582
FirstEnergy Corp.                                       4,300             148
FPL Group, Inc.                                        10,500             669
PG&E Corp.                                             60,000           1,467
Pinnacle West Capital Corp.                            22,300             815
PPL Corp.                                                 700              28
SBC Communications, Inc.                              107,400           2,575
SCANA Corp.                                            34,090           1,169
Sprint Corp.-PCS Group (AE)                            15,400              67
TXU Corp.                                               4,800             110
Verizon Communications, Inc.                          108,418           3,643
Wisconsin Energy Corp.                                 43,600           1,428
Xcel Energy, Inc.                                      48,480             795
                                                                 ------------
                                                                       16,809
                                                                 ------------

TOTAL COMMON STOCKS
(cost $251,328)                                                       300,422
                                                                 ------------

                                                 Tax-Managed Large Cap Fund  157

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.2%
Frank Russell Investment Company
   Money Market Fund                               21,565,000          21,565
United States Treasury Bill (c)(y)(s)
   0.935% due 12/11/03                                  1,300           1,298
   0.925% due 12/11/03                                    300             300
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $23,163)                                                         23,163
                                                                 ------------

TOTAL INVESTMENTS - 100.4%
(identified cost $274,491)                                            323,585

OTHER ASSETS AND LIABILITIES
NET - (0.4%)                                                           (1,362)
                                                                 ------------

NET ASSETS - 100.0%                                                   322,223
                                                                 ============
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index
   expiration date 12/03 (60)                           3,149               79

S&P 500 Index
   expiration date 12/03 (77)                          20,203              625
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  704
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 158  Tax-Managed Large Cap Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                              Tax Managed Mid & Small Cap - Class S
Inception                                                                                  10000.00
2000                                                                                       11168.00
2001                                                                                        8026.00
2002                                                                                        7322.00
2003                                                                                        9696.00

                                                                     Russell Small Cap Completeness(TM) Index **
Inception                                                                                               10000.00
2000                                                                                                    11526.00
2001                                                                                                     8118.00
2002                                                                                                     7174.00
2003                                                                                                     9962.00

Tax-Managed Mid & Small Cap Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,242              32.42%
Inception              $       9,696              (0.78)%sec.

Tax-Managed Mid & Small Cap Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,214              32.14%
Inception              $       9,627              (0.97)%sec.

Tax-Managed Mid & Small Cap Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,104              31.04%
Inception              $       9,336              (1.74)%sec.

Russell Small Cap Completeness(TM) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,887              38.87%
Inception              $       9,962              (0.10)%sec.

 160  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth on an after-tax basis. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Tax-Managed Mid & Small Cap Fund Class S, Class E, and Class C shares gained 32.42%, 32.14%, and 31.04%, respectively. This compared to the Russell Small Cap Completeness Index, which returned 38.87% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 1.25%, 1.50%, and 2.25%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

In fiscal 2003, smaller stocks within the Russell Small Cap Completeness Index outperformed larger stocks. The outperformance of the smallest companies in the Index detracted from the Fund's performance, as the money manager screened out many of these companies based on concerns over their degree of liquidity (i.e. low trading volume).

Companies with lower credit ratings and paying low or no dividends outperformed in the "pro-cyclical", or more economically sensitive environment that existed during the period. The Fund's emphasis on companies with higher financial quality was the second largest detractor from performance during the fiscal year.

The market's preference for more cyclical companies with low or no earnings presented a difficult environment for Geewax, Terker's investment strategy during the period. Geewax, Terker's strategy focused on identifying what they deemed to be attractively priced companies with earnings that were expected to have a greater-than-average tendency to announce either higher-than-expected earnings or to revise earnings up.

The money manager's investment in companies with higher long-term growth rates that were selling at moderate valuations contributed positively to performance during the period. This, however, was insufficient to offset the underperformance resulting from the manager's emphasis on higher quality and more liquid stocks generated by the manager's overall strategy.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGER REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund maintained its disciplined approach during the period, and emphasized higher quality, fairly priced stocks that were likely to benefit from positive earnings estimate revisions and/or positive earnings surprises. During the period, Geewax, Terker introduced more economic cyclicality into the portfolio, consistent with its quality and capitalization stock selection parameters.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

No changes were made to the Fund structure or the money manager line-up in the fiscal year ended October 31, 2003. Geewax, Terker & Company continued to manage a growth-oriented and a value-oriented portfolio within the Fund.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE PAST 12 MONTHS.

The market rewarded money managers that were invested in more economically sensitive sectors such as the technology, health care (bio-technology in particular), producer durables, and autos & transportation sectors. Active money managers that overweighted the more defensive, less economically sensitive sectors, such as consumer staples, utilities, other energy, and financial services underperformed. The Fund was underweighted in the strong performing technology sector, which detracted from its performance. This underperformance was partially offset by an underweighting in the financial services sector.

The money manager's stock selection was negatively influenced by the market's preference for very small, lower quality companies, or companies that were highly sensitive to the economic cycle. This had the greatest impact in the technology, financial services, and health care sectors, where stock selection detracted the most from the Fund's returns. Stock selection in the consumer discretionary, materials and processing, and other energy sectors added value relative to the benchmark. Positions in Chattem, Pepco Holdings and Agere Systems detracted most from returns during the period while positions in Genentech, OmniVision Technologies, and Mylan Laboratories contributed the most.

                                           Tax-Managed Mid & Small Cap Fund  161

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE?

While absolute returns in the market were strong in the fiscal year ended October 31, 2003, the environment for active money managers was difficult due to the narrow nature of the market's advance. The market rewarded only a select group of stocks with very specific characteristics (in this case very small, high beta, low quality, "pro-cyclical" stocks). This contributed to the Fund's underperformance as the money manager used a disciplined approach emphasizing higher quality and reasonable valuation in an attempt to match the benchmark. This mismatch between the market's sentiment and the Fund's investment approach resulted in the underperformance relative to the benchmark that occurred in fiscal 2003.

During the past fiscal year, money managers that were defensively positioned in stocks of higher quality, such as undervalued companies with more predictable earnings and less sensitivity to economic conditions generally underperformed the market. Conversely, money managers that invested in companies with low or no earnings, that were more likely to exceptionally benefit from an economic rebound, and whose share prices tended to exaggerate market moves, generally outperformed their peers.

Money Manager                                                             Styles


Geewax, Terker & Co.                                Growth
Geewax, Terker & Co.                                Value

                              --------------------

* The Fund commenced operations on November 30, 1999. Index comparison began December 1, 1999.

** The Russell Small Cap Completeness(TM) Index measures the performance of the companies in the Russell 3000(R) Index excluding the companies in the Standard & Poor's 500(R) Index.

++ Tax-Managed Mid & Small Cap Fund Class S performance has been linked with Class E to provide historical perspective. For the period December 8, 2000 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Tax-Managed Mid & Small Cap Fund Class S performance has been linked with Class C to provide historical perspective. For the period December 2, 1999 (commencement of sale) through the current period, Class C paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 162  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.4%
Auto and Transportation - 3.4%
Aftermarket Technology Corp. (AE)                      12,800             152
Airtran Holdings, Inc. (AE)                            16,000             259
ArvinMeritor, Inc.                                      8,300             139
Autoliv, Inc.                                           9,700             321
Aviall, Inc.                                            5,000              76
CNF, Inc.                                               6,300             221
Genesee & Wyoming, Inc. Class A (AE)                    4,900             119
JB Hunt Transport Services, Inc.                        5,600             142
JetBlue Airways Corp. (AE)                              5,600             323
Kirby Corp.                                             6,800             200
Lear Corp. (AE)                                         7,100             412
Offshore Logistics, Inc.                                2,800              61
Oshkosh Truck Corp.                                     2,400             110
Pacer International, Inc. (AE)                         13,300             274
RailAmerica, Inc.                                       9,000              96
Roadway Corp.                                           3,400             174
Thor Industries, Inc.                                   4,200             269
USF Corp.                                               3,600             115
Wabash National Corp.                                   9,100             210
Werner Enterprises, Inc.                                    1              --
Winnebago Industries                                    2,800             163
                                                                 ------------
                                                                        3,836
                                                                 ------------

Consumer Discretionary - 23.2%
Aaron Rents, Inc.                                      15,900             348
Abercrombie & Fitch Co. Class A (AE)                    8,200             234
Amazon.Com, Inc. (AE)                                  22,200           1,208
AMC Entertainment, Inc.                                18,700             254
AnnTaylor Stores Corp. (AE)                             4,600             165
Applebees International, Inc.                          10,900             409
aQuantive, Inc. (AE)                                   15,900             167
Aztar Corp. (AE)                                        4,400              92
Barnes & Noble, Inc. (AE)                               4,600             137
Big 5 Sporting Goods Corp. (AE)                        22,700             424
Borders Group, Inc. (AE)                                9,500             215
Boyd Gaming Corp.                                      10,700             163
Bright Horizons Family Solutions, Inc. (AE)             3,700             159
Brown Shoe Co., Inc.                                    9,200             318
Career Education Corp. (AE)                             9,400             503
Carmax, Inc. (AE)                                      10,400             328
CBRL Group, Inc.                                        6,600             256
Central European Distribution Corp. (AE)                7,400             278
Claire's Stores, Inc.                                  11,100             430
Columbia Sportswear Co. (AE)                            2,100             122

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Consolidated Graphics, Inc. (AE)                        3,100              86
Corinthian Colleges, Inc. (AE)                          4,800             297
Dover Downs Gaming & Entertainment, Inc.                8,100              77
Dress Barn, Inc. (AE)                                   7,200             101
Education Management Corp. (AE)                         3,800             240
Electronics Boutique Holdings Corp. (AE)                3,700             105
Ethan Allen Interiors, Inc.                             3,000             110
Extended Stay America, Inc.                             8,000             118
Fastenal Co.                                            6,200             276
Fisher Scientific International                         9,800             394
Fox Entertainment Group, Inc. Class A (AE)             14,400             399
Fred's, Inc.                                            5,600             211
Furniture Brands International, Inc.                    4,400             107
General Motors Corp.-Hughes Electronics Corp.          69,300           1,139
GTECH Holdings Corp.                                    4,800             214
Guitar Center, Inc. (AE)                                5,100             166
Hancock Fabrics, Inc.                                   2,700              40
Harman International Industries, Inc.                   2,900             372
Haverty Furniture Cos., Inc.                           12,500             259
Hearst-Argyle Television, Inc. (AE)                     2,100              51
Insight Communications Co., Inc. (AE)                   4,900              47
InterActiveCorp (AE)                                   21,763             799
Isle of Capri Casinos, Inc. (AE)                       13,800             288
ITT Educational Services, Inc.                          4,500             224
Jack in the Box, Inc. (AE)                              9,000             164
JOS A Bank Clothiers, Inc. (AE)                         1,600              69
Landry's Restaurants, Inc.                              8,000             200
Liberty Media Corp. Class A (AE)                      175,624           1,773
Linens 'N Things, Inc. (AE)                             8,200             242
Mandalay Resort Group                                   8,600             338
Manpower, Inc.                                          9,000             418
Men's Wearhouse, Inc. (AE)                              9,700             286
MGM Mirage                                              6,800             241
MPS Group, Inc. (AE)                                   16,100             154
MSC Industrial Direct Co.                               6,400             151
Navigant Consulting, Inc. (AE)                         15,400             253
Neiman-Marcus Group, Inc. Class A                       4,400             209
NetFlix, Inc. (AE)                                      2,700             155
Outback Steakhouse, Inc.                               10,800             454
Pacific Sunwear of California (AE)                     10,500             242
Penn National Gaming, Inc. (AE)                        16,700             396
Petco Animal Supplies, Inc. (AE)                        6,200             206
Petsmart, Inc.                                         17,800             456
Pier 1 Imports, Inc.                                   10,600             245
Polo Ralph Lauren Corp.                                 5,800             176

                                           Tax-Managed Mid & Small Cap Fund  163

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rare Hospitality International, Inc. (AE)               2,400              60
Red Robin Gourmet Burgers, Inc. (AE)                    4,600             136
Rent-A-Center, Inc. (AE)                               18,250             570
Republic Services, Inc.                                18,000             419
Ross Stores, Inc.                                      10,800             540
Russell Corp.                                           4,100              75
SCP Pool Corp. (AE)                                     7,200             252
ShopKo Stores, Inc.                                     8,500             132
Sonic Automotive, Inc.                                  9,000             204
Sourcecorp (AE)                                         4,400             103
Sports Authority, Inc. (The) (AE)                       8,396             312
Station Casinos, Inc.                                  26,900             800
Steven Madden, Ltd. (AE)                                3,800              81
Strayer Education, Inc.                                 2,700             264
Sylvan Learning Systems, Inc. (AE)                      7,400             209
Talbots, Inc.                                           2,400              79
Tech Data Corp. (AE)                                    4,600             151
Tetra Tech, Inc. (AE)                                  27,800             625
Thomas Nelson, Inc.                                     9,900             157
Toro Co.                                                2,200             109
Tractor Supply Co. (AE)                                 5,200             218
Tuesday Morning Corp. (AE)                              6,500             207
United Auto Group, Inc.                                 4,900             127
United Online, Inc. (AE)                                2,500              72
United Stationers, Inc.                                 3,800             141
Viad Corp.                                              7,700             192
Waste Connections, Inc. (AE)                            6,500             225
Weight Watchers International, Inc. (AE)                2,200              81
Wolverine World Wide, Inc.                              6,300             127
Zale Corp. (AE)                                         5,500             285
                                                                 ------------
                                                                       26,111
                                                                 ------------

Consumer Staples - 2.6%
7-Eleven, Inc. (AE)                                    24,000             383
Constellation Brands, Inc. Class A (AE)                12,200             383
Dean Foods Co. (AE)                                    10,600             321
Dial Corp. (The)                                       15,100             362
Duane Reade, Inc. (AE)                                  2,200              30
Hormel Foods Corp.                                     10,400             257
NBTY, Inc. (AE)                                        10,500             286
PepsiAmericas, Inc.                                    22,600             339
Ralcorp Holdings, Inc. (AE)                             4,000             110
Ruddick Corp.                                           5,000              80
Tyson Foods, Inc. Class A                              24,400             348
                                                                 ------------
                                                                        2,899
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Financial Services - 22.3%
Affiliated Computer Services, Inc. Class A (AE)        14,700             719
AG Edwards, Inc.                                        8,400             340
Alleghany Corp.                                           204              41
AMB Property Corp. (o)                                  7,500             225
American Financial Group, Inc.                          6,200             138
Anthracite Capital, Inc. (o)                            7,300              74
Arthur J Gallagher & Co.                                8,800             257
Astoria Financial Corp.                                 9,800             339
AvalonBay Communities, Inc. (o)                         6,700             306
Bank of Hawaii Corp.                                    8,600             339
Bank of the Ozarks, Inc.                                5,400             230
Banknorth Group, Inc.                                  11,600             363
Bedford Property Investors (o)                          3,800             100
BSB Bancorp, Inc.                                       2,900              90
Certegy, Inc.                                           5,600             188
CIT Group, Inc.                                        18,000             605
Colonial BancGroup, Inc. (The)                         12,400             194
Commerce Bancorp, Inc.                                  5,600             271
Commerce Bancshares, Inc.                               9,040             433
Community First Bankshares, Inc.                        4,800             130
Compass Bancshares, Inc.                               16,300             616
Cross Timbers Royalty Trust                                39               1
Cullen/Frost Bankers, Inc.                              4,700             182
Delphi Financial Group Class A                          2,600             131
Doral Financial Corp.                                   6,800             343
E*Trade Financial Corp. (AE)                           10,500             108
Eaton Vance Corp.                                       8,200             286
Erie Indemnity Co. Class A                              8,200             328
eSpeed, Inc. Class A (AE)                               8,200             223
Fair Isaac Corp.                                        8,400             536
Fidelity National Financial, Inc.                      12,180             377
First Community Bancshares, Inc.                        1,870              66
First Industrial Realty Trust, Inc. (o)                 5,000             162
FirstFed Financial Corp.                                5,200             234
Flagstar Bancorp, Inc.                                 17,200             384
Friedman Billings Ramsey Group, Inc. Class A           17,155             342
Fulton Financial Corp.                                  9,843             203
Great Southern Bancorp, Inc.                            1,700              69
Greenpoint Financial Corp.                             15,900             495
HCC Insurance Holdings, Inc.                            4,800             140
Hibernia Corp. Class A                                 20,900             472
Horace Mann Educators Corp.                             5,600              74
HRPT Properties Trust (o)                              18,000             168
IMPAC Mortgage Holdings, Inc. (o)                       5,800              87
Independence Community Bank Corp.                       5,100             187
Independent Bank Corp.                                  2,640              76

 164  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
IndyMac Bancorp, Inc.                                   7,500             221
Investment Technology Group, Inc.                       5,400             107
Investors Financial Services Corp.                      5,200             184
Irwin Financial Corp.                                   3,800             107
Itla Capital Corp. (AE)                                 6,500             303
Landamerica Financial Group, Inc.                       2,600             130
Legg Mason, Inc.                                        5,700             475
Leucadia National Corp.                                 4,000             168
Liberty Property Trust (o)                              7,000             255
M&T Bank Corp.                                          7,500             704
Mercury General Corp.                                   3,100             147
MFA Mortgage Investments, Inc. (o)                     10,000              96
Mony Group, Inc.                                        5,800             186
Nara Bancorp, Inc.                                      3,700              84
Nationwide Health Properties, Inc. (o)                  4,600              84
Navigators Group, Inc. (AE)                             3,700             117
Netbank, Inc.                                           9,600             132
New York Community Bancorp, Inc.                        8,533             309
Novastar Financial, Inc. (o)                            3,600             266
Odyssey Re Holdings Corp.                               2,500              52
Ohio Casualty Corp.                                     6,800             104
Old Republic International Corp.                       12,600             453
Penn-America Group, Inc.                               14,400             220
PMI Group, Inc. (The)                                   8,400             321
Popular, Inc.                                          18,300             824
PrivateBancorp, Inc.                                    2,400              97
ProAssurance Corp. (AE)                                 7,500             226
Prosperity Bancshares, Inc.                             3,900              90
Protective Life Corp.                                   6,900             224
Provident Bankshares Corp.                              3,255             101
PS Business Parks, Inc. (o)                             2,800             106
Public Storage, Inc. (o)                                9,900             396
Radian Group, Inc.                                     11,680             618
Redwood Trust, Inc. (o)                                 2,900             144
Reinsurance Group of America                            1,800              72
Roslyn Bancorp, Inc.                                    8,300             224
Safety Insurance Group, Inc.                            4,800              76
SEI Investments Co.                                     7,400             215
Selective Insurance Group                               2,700              83
Silicon Valley Bancshares                               3,700             130
Sky Financial Group, Inc.                              10,000             244
Sovereign Bancorp, Inc.                                30,000             624
Sterling Financial Corp. (AE)                           6,300             197
Sterling Financial Corp.                                3,400              96
Texas Regional Bancshares, Inc. Class A                 2,310              84
Thornburg Mortgage, Inc. (o)                            6,900             188
Total System Services, Inc.                             4,000             110
Transatlantic Holdings, Inc.                            1,500             115

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Trustmark Corp.                                         6,700             191
UCBH Holdings, Inc.                                     7,000             250
Umpqua Holdings Corp.                                   6,900             141
UnionBanCal Corp.                                       7,200             390
United PanAm Financial Corp. (AE)                       9,100             167
United Rentals, Inc. (AE)                               9,800             171
Universal American Financial Corp. (AE)                 8,700              87
USI Holdings Corp. (AE)                                17,300             220
Vornado Realty Trust (o)                                6,900             349
Waddell & Reed Financial, Inc. Class A                  7,200             160
Washington Mutual, Inc. 2005 Warrants (AE)              9,000               2
Webster Financial Corp.                                 4,500             201
Westamerica BanCorp.                                    2,000             100
WR Berkley Corp.                                        6,900             237
WSFS Financial Corp.                                    4,700             200
Yardville National Bancorp                              3,800              89
                                                                 ------------
                                                                       25,136
                                                                 ------------

Health Care - 12.5%
AdvancePCS (AE)                                        12,800             659
Alpharma, Inc. Class                                    8,500             155
American Medical Security Group, Inc.                   3,800              87
Amsurg Corp. (AE)                                       3,400             122
Barr Laboratories, Inc. (AE)                            4,500             345
Beckman Co.ulter, Inc.                                  6,300             313
Bone Care International, Inc. (AE)                      9,700             136
Caremark Rx, Inc. (AE)                                 30,000             752
Celgene Corp. (AE)                                      8,200             342
Centene Corp. (AE)                                      3,300             101
Cephalon, Inc. (AE)                                     5,000             235
Charles River Laboratories International, Inc.
   (AE)                                                 6,800             219
Cooper Cos., Inc.                                       9,200             400
Coventry Health Care, Inc. (AE)                         5,500             301
Cyberonics (AE)                                         7,500             205
Cytyc Corp. (AE)                                       27,900             361
Dentsply International, Inc.                           11,800             521
Edwards Lifesciences Corp. (AE)                         6,700             194
Express Scripts, Inc. (AE)                              8,200             450
First Health Group Corp. (AE)                          12,200             298
Genentech, Inc. (AE)                                   20,700           1,698
Gentiva Health Services, Inc.                           6,100              70
Health Net, Inc. (AE)                                   4,500             142
Idexx Laboratories, Inc. (AE)                           5,100             241
Ilex Oncology, Inc. (AE)                               11,800             246

                                           Tax-Managed Mid & Small Cap Fund  165

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Inamed Corp. (AE)                                       4,100             354
KV Pharmaceutical Co. Class A (AE)                     10,650             256
LabOne, Inc.                                            1,800              50
Medicis Pharmaceutical Class A                          2,700             171
Mid Atlantic Medical Services (AE)                      5,400             315
MIM Corp. (AE)                                          7,300              43
Mylan Laboratories                                     29,775             719
Nabi Biopharmaceuticals (AE)                           12,000             132
Omnicell, Inc. (AE)                                     9,300             132
Owens & Minor, Inc.                                    15,800             321
Oxford Health Plans                                     8,900             360
Patterson Dental Co. (AE)                               5,300             339
Pediatrix Medical Group, Inc. (AE)                      4,700             251
Pharmaceutical Resources, Inc.                          7,800             564
Pharmacopeia, Inc. (AE)                                 9,500             119
PSS World Medical, Inc. (AE)                           11,200             104
Quality Systems, Inc. (AE)                              6,800             325
Renal Care Group, Inc. (AE)                             8,800             330
Select Medical Corp. (AE)                               9,000             302
Sybron Dental Specialties, Inc. (AE)                   11,100             255
                                                                 ------------
                                                                       14,035
                                                                 ------------
Integrated Oils - 0.1%
KCS Energy, Inc. (AE)                                  22,200             177
                                                                 ------------

Materials and Processing - 5.1%
Albany International Corp. Class A                      7,000             216
Arch Chemicals, Inc.                                    6,200             138
Armor Holdings, Inc. (AE)                               8,800             172
Barnes Group, Inc.                                      5,800             169
Bowater, Inc.                                           5,100             208
Catellus Development Corp.                              5,700             127
Clarcor, Inc.                                           6,600             268
Dycom Industries, Inc. (AE)                            14,000             303
ElkCorp.                                                8,700             221
Granite Construction, Inc.                              4,400              88
Greif, Inc. Class A                                     3,700             120
HB Fuller Co.                                           2,800              69
Hughes Supply, Inc.                                     7,800             301
Lennox International, Inc.                              7,100             117
Lubrizol Corp.                                          5,600             170
Lyondell Chemical Co.                                   9,700             139
Martin Marietta Materials, Inc.                         6,000             246
NCI Building Systems, Inc. (AE)                         7,000             152
New England Business Service, Inc.                      1,900              55
NN, Inc.                                                8,200              98
Precision Castparts Corp.                               6,800             280
Quanex Corp.                                            2,300              92

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Reliance Steel & Aluminum Co.                           5,300             152
Rock-Tenn Co. Class A                                   3,200              52
Scotts Co. (The) Class A (AE)                           3,600             208
Smurfit-Stone Container Corp. (AE)                     17,100             265
Sonoco Products Co.                                    12,900             274
Trammell Crow Co. (AE)                                  8,000             109
Tredegar Corp.                                          6,400             100
Universal Forest Products, Inc.                         3,500             104
Washington Group International, Inc. (AE)               4,600             128
Watsco, Inc.                                            5,900             126
WCI Communities, Inc. (AE)                             12,600             275
York International Corp.                                5,000             199
                                                                 ------------
                                                                        5,741
                                                                 ------------

Miscellaneous - 0.9%
Carlisle Cos., Inc.                                     2,100             120
FMC Corp.                                               2,100              59
San-In Godo Bank, Ltd. (The) (AE)                      36,200             255
SPX Corp.                                               7,000             337
Teleflex, Inc.                                          2,800             129
Trinity Industries, Inc.                                6,500             165
                                                                 ------------
                                                                        1,065
                                                                 ------------

Other Energy - 3.4%
Arch Coal, Inc.                                         2,800              69
Chesapeake Energy Corp.                                34,100             407
Devon Energy Corp.                                      4,968             241
Equitable Resources, Inc.                               5,700             235
Forest Oil Corp.                                        7,500             176
Helmerich & Payne, Inc.                                 4,200             111
Hydril (AE)                                             1,500              35
Massey Energy Co.                                      12,400             172
Oceaneering International, Inc. (AE)                    1,400              32
Oil States International, Inc. (AE)                     6,600              81
Patina Oil & Gas Corp.                                 13,125             554
Peabody Energy Corp.                                    4,000             133
Pioneer Natural Resources Co.                           8,100             214
Plains Exploration & Production Co. (AE)                5,600              76
Pogo Producing Co.                                      2,900             121
Remington Oil & Gas Corp. (AE)                          6,900             123
Smith International, Inc.                              15,200             566
St. Mary Land & Exploration Co.                         6,800             177
Varco International, Inc. (AE)                          7,500             132
XTO Energy, Inc.                                        5,333             126
                                                                 ------------
                                                                        3,781
                                                                 ------------

 166  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Producer Durables - 6.8%
AO Smith Corp.                                          2,400              76
Applied Industrial Technologies, Inc.                   5,000             113
Beazer Homes USA, Inc. (AE)                               800              80
Briggs & Stratton Corp.                                 7,200             468
Cascade Corp.                                           3,900              93
Cummins, Inc.                                           3,500             166
Diebold, Inc.                                          10,900             622
Dionex Corp. (AE)                                       5,300             225
Dominion Homes, Inc. (AE)                               4,900             138
Donaldson Co., Inc.                                     4,400             252
DR Horton, Inc.                                        18,252             726
Engineered Support Systems, Inc.                        4,700             318
Graco, Inc.                                             5,500             210
HON Industries, Inc.                                    5,400             221
Hubbell, Inc. Class B                                   6,200             266
Kennametal, Inc.                                        4,700             173
Lam Research Corp. (AE)                                16,900             486
Lennar Corp. Class A                                    4,800             441
Mastec, Inc. (AE)                                      17,700             228
MDC Holdings, Inc.                                      2,970             200
NVR, Inc.                                                 800             392
Orbital Sciences Corp. (AE)                            24,100             221
Pentair, Inc.                                           5,800             238
Photronics, Inc. (AE)                                   7,400             159
Ryland Group, Inc.                                      3,700             329
Standard-Pacific Corp.                                  8,800             421
Steelcase, Inc. Class A                                 9,400             110
Toll Brothers, Inc. (AE)                                5,800             214
Watts Water Technologies, Inc. Class A                  5,500              98
                                                                 ------------
                                                                        7,684
                                                                 ------------

Technology - 10.2%
Analogic Corp.                                          3,500             153
Anixter International, Inc. (AE)                        4,300             103
AnSystem, Inc. (AE)                                     5,000             178
Anteon International Corp. (AE)                         4,000             137
Ascential Software Corp. (AE)                           5,300             118
Avid Technology, Inc. (AE)                              6,200             321
Avnet, Inc.                                            11,500             223
Avocent Corp. (AE)                                      5,000             189
BEA Systems, Inc. (AE)                                 37,000             514
Benchmark Electronics, Inc. (AE)                       10,200             497
Borland Software Corp. (AE)                            16,000             142
Ceridian Corp. (AE)                                    11,400             239
Daktronics, Inc. (AE)                                   4,800              74
Ditech Communications Corp. (AE)                       21,400             226
Drexler Technology Corp. (AE)                           2,800              42

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
DRS Technologies, Inc. (AE)                             4,100              99
Foundry Networks, Inc. (AE)                            15,000             349
Group 1 Software, Inc. (AE)                            10,700             193
Hutchinson Technology, Inc. (AE)                        3,300             111
Hyperion Solutions Corp. (AE)                           6,700             224
Ii-Vi, Inc. (AE)                                        2,900              69
Inet Technologies, Inc. (AE)                            7,800             105
Ingram Micro, Inc. Class A (AE)                         7,800             115
Intersil Corp. Class A                                 15,800             407
Invision Technologies, Inc.                             5,000             136
Juniper Networks, Inc. (AE)                            25,000             450
L-3 Communications Holdings, Inc. (AE)                  9,900             463
Lionbridge Technologies (AE)                           13,700             124
Macrovision Corp. (AE)                                  9,400             207
Mantech International Corp. Class A (AE)                9,300             227
MEMC Electronic Materials, Inc. (AE)                   16,500             185
Mentor Graphics Corp.                                  17,100             286
Microchip Technology, Inc.                             26,100             854
Micromuse, Inc. (AE)                                   15,000             121
Monolithic System Technology, Inc. (AE)                 6,900              56
NetScreen Technologies, Inc. (AE)                       3,700              98
Omnivision Technologies, Inc. (AE)                      6,400             364
Progress Software Corp. (AE)                            5,800             128
Reynolds & Reynolds Co. (The) Class A                   9,900             269
RSA Security, Inc. (AE)                                11,300             147
Sandisk Corp. (AE)                                     11,300             911
Silicon Laboratories, Inc. (AE)                         4,600             248
Stellent, Inc. (AE)                                    10,500              93
Storage Technology Corp. (AE)                           7,600             183
UNOVA, Inc. (AE)                                        9,500             206
Vishay Intertechnology, Inc. (AE)                      21,000             394
Western Digital Corp. (AE)                             19,500             262
Zebra Technologies Corp. Class A (AE)                   4,350             248
                                                                 ------------
                                                                       11,488
                                                                 ------------

Utilities - 4.9%
Allete, Inc.                                            9,700             293
CT Communications, Inc.                                 9,000             125
El Paso Electric Co. (AE)                               6,600              80
Energy East Corp.                                      15,400             346
General Communication Class A (AE)                     17,800             176
Hawaiian Electric Industries                            3,800             174
MDU Resources Group, Inc.                              11,400             258
National Fuel Gas Co.                                   8,600             192

                                           Tax-Managed Mid & Small Cap Fund  167

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
New Jersey Resources Corp.                              3,400             129
Northeast Utilities                                    14,100             266
Northwest Natural Gas Co.                               4,000             116
NSTAR                                                   7,000             327
OGE Energy Corp.                                       10,900             249
Oneok, Inc.                                             7,000             139
Pepco Holdings, Inc.                                   29,999             528
PNM Resources, Inc.                                     5,100             144
SCANA Corp.                                            10,000             343
Southern Union Co.                                      9,450             166
Talk America Holdings, Inc. (AE)                        9,800             122
UGI Corp.                                               6,300             194
Vectren Corp.                                           6,300             149
Western Wireless Corp. Class A (AE)                    13,600             264
Wisconsin Energy Corp.                                 16,300             534
WPS Resources Corp.                                     4,100             182
                                                                 ------------
                                                                        5,496
                                                                 ------------

TOTAL COMMON STOCKS
(cost $86,496)                                                        107,449
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.9%
Frank Russell Investment Company
   Money Market Fund                                5,184,000           5,184
United States Treasury Bill (c)(y)(s)
   0.935% due 12/11/03                                    300             300
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,484)                                                           5,484
                                                                 ------------

TOTAL INVESTMENTS - 100.3%
(identified cost $91,980)                                             112,933

OTHER ASSETS AND LIABILITIES
NET - (0.3%)                                                             (320)
                                                                 ------------

NET ASSETS - 100.0%                                                   112,613
                                                                 ============


                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 Index
   expiration date 12/03 (11)                           2,906              113

S&P 500 E-Mini Index
   expiration date 12/03 (30)                           1,574               46

S&P 500 Index
   expiration date 12/03 (3)                              787                9
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  168
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 168  Tax-Managed Mid & Small Cap Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                  SELECT GROWTH - CLASS I              RUSSELL 1000 GROWTH
                                                                  -----------------------              -------------------
Inception                                                                 10000.00                           10000.00
2001                                                                       6710.00                            6804.00
2002                                                                       5350.00                            5469.00
2003                                                                       7100.00                            6662.00

Select Growth - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,258               32.58%
Inception              $       7,080              (11.81)%sec.

Select Growth - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,239               32.39%
Inception              $       7,030              (12.04)%sec.

Select Growth - Class C
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,117               31.17%
Inception              $       6,860              (12.82)%sec.

Select Growth - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,271               32.71%
Inception              $       7,100              (11.72)%sec.

Russell 1000(R) Growth
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,181              21.81%
Inception              $       6,662              (8.99)%sec.

 170  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide capital appreciation.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Select Growth Fund Class I, Class S, Class E, and Class C shares gained 32.71%, 32.58%, 32.39%, and 31.17%, respectively. This compared to the Russell 1000(R) Growth Index, which gained 21.81% during the same period. Class I, Class S, Class E and Class C performance is net of operating expenses of 0.93%, 1.03%, 1.26%, and 2.20% respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

Security selection was the primary driver of the Fund's excess returns relative to its benchmark over the past 12 months. The collective emphasis of certain of the Fund's money managers' (particularly Turner, TCW, and CapitalWorks) on higher growth stocks that tend to exaggerate market moves was one of the significant factors behind the successful contribution to returns from stock selection. Moreover, the Fund's small allocation to one small capitalization growth money manager (CapitalWorks) and one micro capitalization money manager (Fuller & Thaler) also contributed to positive security selection as these two managers each experienced positive security selection results. Moreover, small and micro capitalization stocks substantially outperformed larger stocks over this period.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund and its money managers chose to continue with their pre-designated approach to security selection and portfolio construction. One money manager, Strong Capital Management, struggled relative to its benchmark largely due to its emphasis on earnings and price momentum, which were not rewarded in the past fiscal year.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

No changes to the Fund's structure or its money manager line up were made during the period.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The greatest contributor to performance was security selection, including higher growth, smaller capitalization stocks that tended to exaggerate market moves. The money managers driving such results were Turner (high volatility and growth selections), TCW (high volatility and growth selections), CapitalWorks (high volatility, growth, and small capitalization selections), and Fuller & Thaler (micro capitalization stocks). Strong underperformed its benchmark due to its emphasis on security characteristics that were not rewarded during the period.

The Fund primarily invests in large and medium sized companies with some exposure to small sized companies. This year, the Fund's portfolio exposure to smaller sized companies was beneficial to the Fund's performance.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The Fund experienced very good results from stock selection. A significant majority of the Fund's excess return relative to its benchmark was directly attributable to stock selection. This was partially due to the Fund's construction which includes a small allocation to money managers that are focused on the higher beta, higher growth and smaller capitalization stocks. Moreover, the money managers' emphasis on companies that tend to surprise the market by announcing better-than-expected earnings was increasingly rewarded over the past year. All of these things combined to produce favorable returns for the Fund.

Money Managers                                                             Style


CapitalWorks Investment Partners, LLC               Growth
Fuller & Thaler Asset Management, Inc.              Growth
Strong Capital Management, Inc.                     Growth
TCW Investment Management Co.                       Growth
Turner Investment Partners, Inc.                    Growth

                              --------------------

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                         Select Growth Fund  171

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.1%
Auto and Transportation - 2.2%
Airtran Holdings, Inc. (AE)                             5,218              85
Frontier Airlines, Inc. (AE)                            6,633             107
Gentex Corp.                                            2,300              90
Harley-Davidson, Inc.                                   6,100             289
JetBlue Airways Corp. (AE)                              2,200             127
Knight Transportation, Inc. (AE)                        4,100             103
OMI Corp. (AE)                                          4,400              30
Southwest Airlines Co.                                 45,300             879
Swift Transportation Co., Inc. (AE)                     3,000              67
                                                                 ------------
                                                                        1,777
                                                                 ------------

Consumer Discretionary - 20.2%
3DO Co. (The) (AE)                                      6,525              --
99 Cents Only Stores (AE)                               5,100             152
Aeropostale, Inc. (AE)                                  3,400             105
Amazon.Com, Inc. (AE)                                  19,680           1,071
Anacomp, Inc. Class A (AE)                              4,800             106
Apollo Group, Inc. Class A (AE)                         5,900             375
Ask Jeeves (AE)                                         5,800             111
Bed Bath & Beyond, Inc. (AE)                            9,157             387
Best Buy Co., Inc.                                     10,365             604
Bon-Ton Stores, Inc. (The)                              4,600              60
Brightpoint, Inc. (AE)                                  5,625             161
Buca, Inc. (AE)                                         3,000              17
Carmax, Inc. (AE)                                       4,400             139
Carmike Cinemas, Inc. (AE)                              1,800              58
Carnival Corp.                                          8,167             285
CellStar Corp. (AE)                                     6,640              82
Chico's FAS, Inc. (AE)                                  6,200             233
Christopher & Banks Corp.                               3,700             108
Coach, Inc. (AE)                                        7,400             262
Coldwater Creek, Inc. (AE)                              4,950              61
Concord Camera Corp. (AE)                               5,100              65
Corinthian Colleges, Inc. (AE)                          1,800             111
Corporate Executive Board Co. (AE)                      2,900             148
Crown Media Holdings, Inc. Class A (AE)                 9,200              82
DiamondCluster International, Inc. (AE)                16,000             142
eBay, Inc. (AE)                                        24,805           1,388
EchoStar Communications Corp. (AE)                      7,800             299
Electronic Arts, Inc. (AE)                              6,014             596
Fossil, Inc. (AE)                                       2,900              78
GSI Commerce, Inc. (AE)                                 6,600              64
Harman International Industries, Inc.                   2,400             308
Hearst-Argyle Television, Inc. (AE)                     2,700              65
Home Depot, Inc.                                       10,500             389

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
infoUSA, Inc. (AE)                                      4,500              37
InterActiveCorp (AE)                                   20,330             746
International Game Technology                           8,600             282
International Speedway Corp. Class A                    2,100              89
Kohl's Corp. (AE)                                       2,000             112
Lowe's Cos., Inc.                                       4,500             265
Magna Entertainment Corp. Class A (AE)                  7,400              33
Midway Games, Inc. (AE)                                 6,000              17
MPS Group, Inc. (AE)                                   11,400             109
Neoforma, Inc. (AE)                                     3,060              48
Omnicom Group                                           1,600             128
Panera Bread Co. Class A (AE)                           2,500             101
Petco Animal Supplies, Inc. (AE)                        4,200             139
Pixar, Inc. (AE)                                        7,200             495
Rare Hospitality International, Inc. (AE)               3,400              84
Red Robin Gourmet Burgers, Inc. (AE)                    2,800              83
Restoration Hardware, Inc. (AE)                         7,200              57
Scientific Games Corp. Class A (AE)                    20,000             266
Sinclair Broadcast Group, Inc. Class A (AE)             5,000              58
Stanley Furniture Co., Inc.                               700              22
Starbucks Corp. (AE)                                   10,270             325
Station Casinos, Inc.                                   3,300              98
Sylvan Learning Systems, Inc. (AE)                      4,880             138
Time Warner, Inc.                                      38,554             589
Tivo, Inc. (AE)                                         5,900              47
Trans World Entertainment (AE)                          2,200              14
Universal Electronics, Inc. (AE)                        2,400              31
University of Phoenix Online (AE)                       1,800             124
Univision Communications, Inc. Class A (AE)             9,900             336
Vans, Inc. (AE)                                         6,600              74
VeriSign, Inc. (AE)                                     6,600             105
Viacom, Inc. Class B                                   10,600             423
Wal-Mart Stores, Inc.                                  27,666           1,631
Water Pik Technologies, Inc. (AE)                       3,000              34
Yahoo!, Inc. (AE)                                      32,232           1,409
                                                                 ------------
                                                                       16,661
                                                                 ------------

Consumer Staples - 4.8%
Coca-Cola Co. (The)                                    17,324             804
Colgate-Palmolive Co.                                   4,100             218
CVS Corp.                                               8,560             301
Imperial Sugar Co. (AE)                                 6,300              71
Medifast, Inc. (AE)                                     4,300              67
PepsiCo, Inc.                                          14,404             689
Procter & Gamble Co.                                    9,426             926

 172  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Systemco Corp.                                          7,850             264
Walgreen Co.                                           17,600             613
                                                                 ------------
                                                                        3,953
                                                                 ------------

Financial Services - 10.6%
Aflac, Inc.                                            12,200             445
Alliance Data Systems Corp. (AE)                        2,600              72
American Express Co.                                   16,800             788
American International Group                           15,880             966
American Physicians Capital, Inc. (AE)                  1,200              32
Charles Schwab Corp. (The)                             80,385           1,090
Citigroup, Inc.                                         7,100             337
Doral Financial Corp.                                   5,600             283
Fannie Mae                                              1,300              93
First Data Corp.                                        6,940             248
First Marblehead Corp. (The) (AE)                         300               5
Global Payments, Inc.                                   2,200              92
Goldman Sachs Group, Inc.                               7,356             691
Jefferies Group, Inc.                                   3,600             112
Legg Mason, Inc.                                        2,000             167
Morgan Stanley                                         10,893             598
Paychex, Inc.                                          22,642             881
Pico Holdings, Inc. (AE)                                2,500              37
Progressive Corp. (The)                                15,760           1,163
Providian Financial Corp.                               5,900              66
Republic First Bancorp, Inc. (AE)                       3,200              36
Santander BanCorp                                       3,000              75
SLM Corp.                                               5,600             219
TCF Financial Corp.                                     2,200             115
Wells Fargo & Co.                                       2,800             158
                                                                 ------------
                                                                        8,769
                                                                 ------------

Health Care - 16.7%
Abbott Laboratories                                    13,430             572
Aetna, Inc.                                             1,000              57
Alcon, Inc.                                             1,300              72
Amgen, Inc.                                            30,664           1,894
Amylin Pharmaceuticals, Inc. (AE)                       2,900              79
Andrx Group (AE)                                        3,400              68
Bio-Reference Labs, Inc. (AE)                           6,600             109
Boston Scientific Corp. (AE)                            8,923             604
Bristol-Myers Squibb Co.                               13,690             347
Candela Corp. (AE)                                      3,900              67
Chiron Corp. (AE)                                       4,680             256
Columbia Laboratories, Inc. (AE)                        6,000              63
Connetics Corp. (AE)                                    4,300              77
CV Therapeutics, Inc. (AE)                              1,100              19
Eli Lilly & Co.                                        10,200             680

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Genentech, Inc. (AE)                                   14,773           1,211
Genzyme Corp. (AE)                                      6,600             303
Gilead Sciences, Inc. (AE)                             11,701             639
Ilex Oncology, Inc. (AE)                                5,600             117
Johnson & Johnson                                       1,000              50
LCA-Vision, Inc. (AE)                                   4,201              68
Ligand Pharmaceuticals, Inc. Class B (AE)               5,200              72
Matrixx Initiatives, Inc. (AE)                          3,200              46
Medicis Pharmaceutical Class A                            500              32
Medimmune, Inc. (AE)                                   14,045             374
Medtronic, Inc.                                        10,610             483
Millipore Corp.                                         2,900             127
NPS Pharmaceuticals, Inc. (AE)                          2,700              71
Omnicell, Inc. (AE)                                     4,300              61
Pfizer, Inc.                                           81,288           2,569
St. Jude Medical, Inc.                                  5,000             291
Tanox, Inc. (AE)                                        2,700              48
Teva Pharmaceutical Industries - ADR                    8,756             498
Transkaryotic Therapies, Inc. (AE)                      6,500              85
UnitedHealth Group, Inc.                                6,345             323
Vicuron Pharmaceuticals, Inc. (AE)                      3,000              55
Watson Pharmaceuticals, Inc. (AE)                       2,700             106
Wyeth                                                  23,939           1,057
Zimmer Holdings, Inc. (AE)                              2,340             149
                                                                 ------------
                                                                       13,799
                                                                 ------------

Materials and Processing - 1.0%
Air Products & Chemicals, Inc.                          4,498             204
Culp, Inc.                                              4,400              47
Encore Wire Corp. (AE)                                  5,500              93
Newmont Mining Corp.                                    3,100             136
Praxair, Inc.                                           2,400             167
RTI International Metals, Inc.                          4,600              55
Smurfit-Stone Container Corp. (AE)                      5,600              87
                                                                 ------------
                                                                          789
                                                                 ------------

Miscellaneous - 4.2%
General Electric Co.                                  105,640           3,065
SkillSoft Corp. ADR                                     9,100              73
Tyco International, Ltd.                               14,100             294
                                                                 ------------
                                                                        3,432
                                                                 ------------

Other Energy - 1.7%
BJ Services Co.                                         4,000             131
ENSCO International, Inc.                               7,700             203
Halliburton Co.                                         8,205             196
Massey Energy Co.                                       5,300              74

                                                         Select Growth Fund  173

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National-Oilwell, Inc. (AE)                             3,800              72
Patterson-UTI Energy, Inc. (AE)                         5,400             154
Rowan Cos., Inc.                                          900              22
Smith International, Inc.                               4,900             182
Unit Corp.                                              2,800              54
Varco International, Inc. (AE)                          6,000             106
XTO Energy, Inc.                                       10,400             246
                                                                 ------------
                                                                        1,440
                                                                 ------------

Producer Durables - 4.1%
Applied Materials, Inc. (AE)                           65,357           1,527
ASML Holding NV (AE)                                    8,900             156
August Technology Corp. (AE)                            3,800              74
Centex Corp.                                              700              68
Credence Systems Corp. (AE)                             5,500              90
General Cable Corp.                                     8,600              82
GrafTech International, Ltd. (AE)                       6,800              71
Kla-Tencor Corp. (AE)                                   1,300              75
Lennar Corp. Class A                                      700              64
Magnetek, Inc. (AE)                                     7,900              48
Measurement Specialties, Inc. (AE)                      6,000              74
MKS Instruments, Inc. (AE)                              2,500              65
MTC Technologies, Inc. (AE)                             2,500              73
Nokia OYJ - ADR                                        15,631             266
Novellus Systems, Inc. (AE)                             1,700              70
Pall Corp.                                              3,700              87
Roper Industries, Inc.                                  2,300             114
Southern Energy Homes, Inc. (AE)                       24,000              65
Ultratech, Inc. (AE)                                    3,300             103
United Defense Industries, Inc. (AE)                    2,600              84
United Technologies Corp.                               1,700             144
                                                                 ------------
                                                                        3,400
                                                                 ------------

Technology - 27.4%
3Com Corp. (AE)                                        18,100             130
Aeroflex, Inc. (AE)                                     4,100              38
Agere Systems, Inc. Class A (AE)                       41,500             144
Agile Software Corp. (AE)                               6,100              67
Altera Corp. (AE)                                       3,200              65
Amdocs, Ltd. (AE)                                      12,600             270
Analog Devices, Inc. (AE)                              16,196             718
AnswerThink Consulting Group, Inc. (AE)                 8,900              46
Anteon International Corp. (AE)                         5,200             178
Aspect Communications Corp. (AE)                        8,500             115
Avid Technology, Inc. (AE)                              1,800              93
BEA Systems, Inc. (AE)                                 11,800             164
Broadcom Corp. Class A (AE)                             3,100              99

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brooktrout Technology, Inc. (AE)                        5,000              72
California Micro Devices CP (AE)                        9,200              78
Carrier Access Corp. (AE)                               7,700              78
Centillium Communications, Inc. (AE)                    8,900              48
Ciena Corp. (AE)                                       23,300             149
Cisco Systems, Inc. (AE)                              110,330           2,315
Corning, Inc.                                          56,487             620
Covansys Corp. (AE)                                     7,200              70
Cypress Semiconductor Corp. (AE)                       15,500             333
Dell, Inc. (AE)                                        35,100           1,268
Ditech Communications Corp. (AE)                        6,300              66
EDO Corp.                                               9,500             212
EMC Corp.                                              59,484             823
Extreme Networks (AE)                                  10,800              93
F5 Networks, Inc. (AE)                                  4,600             115
Filenet Corp. (AE)                                      3,300              88
Integrated Device Technology, Inc. (AE)                 9,400             148
Intel Corp.                                            93,767           3,098
InterVoice, Inc. (AE)                                  11,600             121
Interwoven, Inc. (AE)                                  27,300             103
Juniper Networks, Inc. (AE)                            10,000             180
L-3 Communications Holdings, Inc. (AE)                  3,400             159
Lantronix, Inc. (AE)                                   39,700              46
Linear Technology Corp.                                 4,500             192
Macromedia, Inc. (AE)                                   3,700              71
MAPICS, Inc. (AE)                                       4,300              47
Maxim Integrated Products                              16,700             830
Mercury Interactive Corp. (AE)                          5,800             269
Microchip Technology, Inc.                              8,600             281
Microsemi Corp.                                         3,700              77
Microsoft Corp.                                        95,960           2,509
Motorola, Inc.                                         38,060             515
National Semiconductor Corp. (AE)                       2,600             106
Neoware Systems, Inc. (AE)                              2,500              42
Netegrity, Inc. (AE)                                    8,600             102
NetScreen Technologies, Inc. (AE)                       6,700             178
Netsolve, Inc. (AE)                                     3,400              28
Network Appliance, Inc. (AE)                           48,800           1,204
Novell, Inc. (AE)                                      26,700             157
O2Micro International, Ltd. (AE)                       11,700             249
Onyx Software Corp. (AE)                               11,175              50
PanAmSat Corp. (AE)                                     3,700              77
PerkinElmer, Inc.                                      14,100             254
QLogic Corp. (AE)                                       2,800             157
Qualcomm, Inc.                                          5,600             266
Quest Software, Inc. (AE)                              10,300             153
Reynolds & Reynolds Co. (The) Class A                   3,000              81

 174  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Saba Software, Inc. (AE)                                5,125              19
SAP AG - ADR                                            2,300              84
Secure Computing Corp. (AE)                             6,600              95
Seebeyond Technology Corp. (AE)                         9,700              34
Selectica, Inc. (AE)                                   12,500              53
Silicon Storage Technology, Inc. (AE)                   6,800              76
Sony Corp. - ADR                                        4,060             143
SRS Labs, Inc. (AE)                                     4,400              30
SupportSoft, Inc. (AE)                                  7,400              89
SYKES Enterprises, Inc. (AE)                            8,500              79
Symantec Corp. (AE)                                     3,100             206
Utstarcom, Inc. (AE)                                    7,700             243
Veritas Software Corp. (AE)                             7,900             286
Witness Systems, Inc. (AE)                              2,000              15
Xilinx, Inc. (AE)                                      27,979             887
                                                                 ------------
                                                                       22,644
                                                                 ------------
Utilities - 1.2%
Comcast Corp. Class A                                  11,667             396
Nextel Communications, Inc. Class A (AE)               12,700             307
Nextel Partners, Inc. Class A (AE)                      8,600             103
Primus Telecommunications GP (AE)                      10,000              92
Quantum Fuel Systems Technologies Worldwide,
   Inc. (AE)                                            8,400              77
                                                                 ------------
                                                                          975
                                                                 ------------

TOTAL COMMON STOCKS
(cost $64,605)                                                         77,639
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 5.9%
Frank Russell Investment Company
   Money Market Fund                                4,009,000           4,009
United States Treasury Bill (c)(y)(s)
   0.853% due 12/11/03                                    300             299
   0.873% due 12/11/03                                    200             200
   0.935% due 12/11/03                                    400             400
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,908)                                                           4,908
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $69,513)                                              82,547

OTHER ASSETS AND LIABILITIES
NET - 0.0%                                                                  7
                                                                 ------------

NET ASSETS - 100.0%                                                    82,554
                                                                 ============


  See accompanying notes which are an integral part of the financial statements.

                                                         Select Growth Fund  175

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 12/03 (13)                           1,843               73

S&P Barra Growth Index
   expiration date 12/03 (10)                           1,324               20

S&P 500 E-Mini Index
   expiration date 12/03 (15)                             787                9

S&P 500 Index
   expiration date 12/03 (4)                            1,050                4
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  106
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 176  Select Growth Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                   SELECT VALUE - CLASS I               RUSSELL 1000 VALUE
                                                                   ----------------------               ------------------
Inception                                                                 10000.00                          10000.00
2001                                                                       8608.00                           8683.42
2002                                                                       7599.00                           7813.28
2003                                                                       9316.00                           9600.58

Select Value Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,253              22.53%sec.
Inception              $       9,293              (2.63)%sec.

Select Value Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,201              22.01%
Inception              $       9,212              (2.94)%sec.

Select Value Fund - Class C
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,119              21.19%
Inception              $       9,006              (3.74)%sec.

Select Value Fund - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,260              22.60%
Inception              $       9,316              (2.54)%sec.

Russell 1000()(R) Value Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,288              22.88%
Inception              $       9,601              11.17%sec.

 178  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide capital appreciation.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Select Value Fund Class I, Class S, Class E, and Class C shares gained 22.60%, 22.53%, 22.01%, and 21.19%, respectively. This compared to the Russell 1000(R) Value Index, which gained 22.88% during the same period. Class I, Class S, Class E, and Class C performance is net of operating expenses of 0.90%, 1.01%, 1.21%, and 2.15%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

Over the period, the best performing stocks in the US equity markets possessed one or more of the following characteristics: smaller market capitalization size, no dividend payments, lower financial quality (i.e. lower credit ratings), above-average valuations and/or higher risk profile. The performance of these stocks was driven by economic sensitivity, especially during the early cycle of an economic recovery as reflected in the technology and basic materials sectors. The Fund's policy of always being fully invested contributed to positive performance as the equity markets generally increased during the period.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

As the fiscal year began, the Fund's money managers were cautious due to the potential impact of the geopolitical situation on the market environment. However, as investors became more comfortable with events in Iraq and the future of corporate earnings the equity market began to improve and the Fund's money managers also became more optimistic. The Federal Reserve continued to foster an investment-friendly interest rate policy and a stimulative fiscal policy to help bolster the economy. A new tax bill was passed to provide tax relief stimulus in an attempt to bolster the economy. As the economy showed indications of improvement, smaller companies appeared to be the largest beneficiaries of these conditions. The Fund's money managers maintained their emphasis on companies demonstrating stable, consistent growth, yet trading at below-market valuation levels. This resulted from growing concerns regarding the rapid pace of economic activity and the corresponding risk of stock prices that rise ahead of actual earnings improvements.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

The Fund added DePrince, Race & Zollo (DePrince) as a money manager to the Fund in early July 2003. DePrince's investment approach emphasizes companies with above-average dividend yields that are also undervalued relative to the stock's long term average valuation level and that possess some sort of catalyst for potential increase in shareholder value. This gave the Fund an added dimension at a time when dividends were receiving both greater emphasis and a more favorable tax treatment in comparison to recent years.

DePrince's approach is designed to emphasize a company's return on invested capital and the ability of each company to improve this return going forward.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The Fund's money managers' stock selection in the basic materials and the producer durables sectors was the primary contributor to performance over this period. One money manager in particular, Systematic Financial Management, LP (Systematic), performed well in these sectors by following its investment discipline. Systematic's investment discipline emphasizes undervalued stocks issuing generally unexpected positive earnings surprises and upward earnings estimate revisions across market sectors regardless of company size. This strategy was rewarded during this period.

The most significant challenges the Fund's money managers faced during this period were rapid shifts in market sentiment from a defensive to aggressive nature, emphasis on lower credit quality and more highly valued stocks, and the sharp rise in interest rates in July. Market trends were not consistent throughout the year. Investment behavior was relatively aggressive as market sentiment moved from high quality, defensive stocks to aggressive and more speculative stocks during the period. The Fund's strategies are dependent upon consistent market trends supported by conservative investment behavior.

The Fund primarily invests in large and medium sized companies with some exposure to small sized companies that are believed to be undervalued. This year, the Fund's portfolio exposure to medium and smaller sized companies was beneficial to the Fund's performance.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The equity markets experienced a very positive environment once investors grew increasingly more comfortable with events in Iraq and it was clear that both fiscal and monetary stimulus were in place to support an increase in economic growth.

                                                          Select Value Fund  179

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Economically sensitive sectors of the market performed better, whereas the more defensive and slower growth market sectors had weaker performance. The Fund performed well in this environment despite the challenges in the market over the past year, as investor sentiment ranged from significant caution to aggressive optimism.

Money Managers                                                             Style


DePrince, Race & Zollo, Inc.                         Value
Iridian Asset Management, LLC                        Value
MSF Institutional Advisors, Inc.                     Value
Systematic Financial Management, L.P.                Value

                              --------------------

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

** Russell 1000(R) Value Index measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 180  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.8%
Auto and Transportation - 1.4%
Airtran Holdings, Inc. (AE)                            12,500             203
Burlington Northern Santa Fe Corp.                     21,400             619
Ford Motor Co.                                         46,600             565
Lear Corp. (AE)                                        10,100             587
Pacer International, Inc. (AE)                          6,100             126
Union Pacific Corp.                                    14,360             899
                                                                 ------------
                                                                        2,999
                                                                 ------------

Consumer Discretionary - 9.8%
Ameristar Casinos, Inc. (AE)                            5,300             112
AnnTaylor Stores Corp. (AE)                             6,900             247
Black & Decker Corp.                                    5,200             249
Carnival Corp.                                         10,300             360
Central Garden and Pet Co. (AE)                         4,500             124
EchoStar Communications Corp. (AE)                      6,600             253
Federated Department Stores                            16,800             799
Gap, Inc. (The)                                        30,300             578
General Motors Corp.-Hughes Electronics Corp.          48,500             797
Getty Images, Inc. (AE)                                 7,400             331
Hasbro, Inc.                                           15,940             347
Hearst-Argyle Television, Inc. (AE)                    11,900             288
Home Depot, Inc.                                       34,300           1,272
International Flavors & Fragrances, Inc.               13,600             450
JC Penney Co., Inc. Holding Co.                         3,900              92
Kimberly-Clark Corp.                                   48,880           2,581
Knight-Ridder, Inc.                                     3,890             285
Labor Ready, Inc. (AE)                                 18,800             204
Liz Claiborne, Inc.                                     4,400             162
Ltd Brands                                             62,400           1,098
Marvel Enterprises, Inc. (AE)                           4,100             121
May Department Stores Co. (The)                        16,900             473
McDonald's Corp.                                       37,130             929
MGM Mirage                                             30,400           1,079
Movado Group, Inc.                                      4,100              99
Newell Rubbermaid, Inc.                                34,240             781
Nike, Inc. Class B                                      7,200             460
Penn National Gaming, Inc. (AE)                         5,100             121
Reebok International, Ltd.                              3,000             117
Reed Elsevier PLC - ADR                                16,240             514
Sears Roebuck and Co.                                   8,030             423
Stanley Works (The)                                    22,900             763
Staples, Inc. (AE)                                     10,300             276
Time Warner, Inc.                                      77,220           1,181
Tribune Co.                                            16,980             833

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Online, Inc. (AE)                                8,200             236
Viacom, Inc. Class B                                   22,694             905
Walt Disney Co.                                        28,300             641
WPP Group PLC - ADR                                    18,919             908
Yankee Candle Co., Inc. (AE)                            3,800             106
                                                                 ------------
                                                                       21,595
                                                                 ------------

Consumer Staples - 5.2%
Altria Group, Inc.                                     46,720           2,172
Chiquita Brands International, Inc. (AE)                8,300             154
Clorox Co.                                             15,900             720
Coca-Cola Enterprises, Inc.                            29,000             585
Colgate-Palmolive Co.                                  11,200             596
CVS Corp.                                              16,000             563
Diageo PLC - ADR                                       17,530             838
Dial Corp. (The)                                       10,900             262
General Mills, Inc.                                     8,800             395
HJ Heinz Co.                                           36,490           1,289
Hormel Foods Corp.                                      2,420              60
Kellogg Co.                                            33,180           1,099
Kraft Foods, Inc. Class A                              21,100             614
Kroger Co.                                              8,130             142
Longs Drug Stores Corp.                                 4,700             105
PepsiCo, Inc.                                           5,960             285
Procter & Gamble Co.                                    8,900             875
Safeway, Inc. (AE)                                      4,390              93
Sara Lee Corp.                                         29,900             596
Tyson Foods, Inc. Class A                               7,260             104
                                                                 ------------
                                                                       11,547
                                                                 ------------

Financial Services - 29.2%
ACE, Ltd.                                              31,700           1,141
Affiliated Computer Services, Inc. Class A (AE)         7,700             377
AG Edwards, Inc.                                        7,900             320
Allstate Corp. (The)                                   17,600             695
American Express Co.                                   33,480           1,571
American International Group                           13,300             809
Astoria Financial Corp.                                16,100             558
Bank of America Corp.                                  46,850           3,548
Bank of New York Co., Inc. (The)                       19,500             608
Bank One Corp.                                          9,220             391
Banknorth Group, Inc.                                   5,000             157
Bankunited Financial Corp. Class A                      7,700             170
Bear Stearns Cos., Inc. (The)                          17,300           1,319
Capital Automotive REIT (o)                             3,700             115
Capital One Financial Corp.                            14,900             906
CBL & Associates Properties, Inc. (o)                   3,100             165

                                                          Select Value Fund  181

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Charter One Financial, Inc.                            27,700             885
Chubb Corp.                                             7,360             492
Citigroup, Inc.                                        97,360           4,616
Comerica, Inc.                                         13,100             674
Commerce Bancshares, Inc.                               6,900             330
Cullen/Frost Bankers, Inc.                              3,700             143
Dime Community Bancshares                               5,150             144
Doral Financial Corp.                                   5,650             285
Fannie Mae                                             26,450           1,896
First Data Corp.                                       26,800             957
FleetBoston Financial Corp.                            84,840           3,427
Franklin Resources, Inc.                               16,000             759
Freddie Mac                                            12,400             696
Friedman Billings Ramsey Group, Inc. Class A           32,000             637
Goldman Sachs Group, Inc.                              19,400           1,822
Greater Bay Bancorp                                     5,100             137
H&R Block, Inc.                                        18,800             885
Hartford Financial Services Group, Inc.                 8,860             486
Hibernia Corp. Class A                                 14,300             323
Innkeepers USA Trust (o)                               17,500             152
JP Morgan Chase & Co.                                  78,500           2,818
Keycorp                                                23,000             650
Legg Mason, Inc.                                        1,200             100
Lehman Brothers Holdings, Inc.                          7,400             533
Lincoln National Corp.                                 22,399             894
Maguire Properties, Inc. (o)                           11,200             244
Marsh & McLennan Cos., Inc.                            21,000             898
MBNA Corp.                                            109,350           2,706
Mellon Financial Corp.                                 54,650           1,632
Mercury General Corp.                                  11,200             532
Merrill Lynch & Co., Inc.                              47,110           2,789
Metlife, Inc.                                          30,170             947
Morgan Stanley                                         24,000           1,317
National City Corp.                                    15,780             515
National Commerce Financial Corp.                      48,800           1,341
New York Community Bancorp, Inc.                        4,700             170
PNC Financial Services Group, Inc.                     17,340             929
Providian Financial Corp.                              13,800             153
RenaissanceRe Holdings, Ltd.                            4,700             211
Republic Bancorp, Inc.                                 20,400             296
Sandy Spring Bancorp, Inc.                              7,400             267
SLM Corp.                                              16,600             650
SouthTrust Corp.                                        7,610             242
Sovereign Bancorp, Inc.                                72,300           1,505
St. Paul Cos.                                          54,800           2,090
State Street Corp.                                     10,600             555
SunTrust Banks, Inc.                                   27,600           1,851

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Travelers Property Casualty Corp. Class A              46,062             751
Triad Guaranty, Inc. (AE)                               5,300             261
US Bancorp                                             39,700           1,081
Wachovia Corp.                                         43,130           1,978
Wells Fargo & Co.                                      14,200             800
Whitney Holding Corp.                                   3,900             148
                                                                 ------------
                                                                       64,450
                                                                 ------------

Health Care - 8.4%
Abbott Laboratories                                    28,030           1,195
AdvancePCS (AE)                                         2,900             149
Anthem, Inc. (AE)                                      24,800           1,697
Baxter International, Inc.                             53,200           1,414
Becton Dickinson & Co.                                 26,000             951
Biogen, Inc. (AE)                                      17,200             696
Bristol-Myers Squibb Co.                               22,700             576
Chiron Corp. (AE)                                       2,200             120
CR Bard, Inc.                                           1,800             144
Genzyme Corp. (AE)                                     16,600             762
Guidant Corp.                                          33,690           1,719
HCA, Inc.                                              39,500           1,511
Invitrogen Corp. (AE)                                   2,000             127
Johnson & Johnson                                      23,100           1,163
Novartis AG - ADR                                      14,010             538
Pacificare Health Systems (AE)                          1,400              83
Pfizer, Inc.                                           82,580           2,610
Priority Healthcare Corp. Class B (AE)                  2,300              50
Quest Diagnostics                                       9,600             649
Schering-Plough Corp.                                  76,890           1,174
UnitedHealth Group, Inc.                               10,200             519
Watson Pharmaceuticals, Inc. (AE)                      12,800             503
Wyeth                                                   5,900             260
                                                                 ------------
                                                                       18,610
                                                                 ------------

Integrated Oils - 4.9%
BP PLC - ADR                                           17,520             742
ChevronTexaco Corp.                                    40,851           3,035
ConocoPhillips                                         31,550           1,803
Exxon Mobil Corp.                                     103,670           3,792
Unocal Corp.                                           43,670           1,383
                                                                 ------------
                                                                       10,755
                                                                 ------------

Materials and Processing - 8.8%
Air Products & Chemicals, Inc.                         13,150             597
Alcoa, Inc.                                            45,600           1,440
Archer-Daniels-Midland Co.                             56,130             805
Ashland, Inc.                                          15,600             581

 182  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bemis Co.                                               9,100             421
Boise Cascade Corp.                                    25,700             721
Bowater, Inc.                                          20,780             848
Cemex SA de CV - ADR                                   31,700             761
Dow Chemical Co. (The)                                 44,890           1,692
Dycom Industries, Inc. (AE)                             7,200             156
EI Du Pont de Nemours & Co.                            27,100           1,095
Freeport-McMoRan Copper & Gold, Inc. Class B           31,700           1,228
Imperial Chemical Industries PLC - ADR                 21,600             282
International Paper Co.                                30,300           1,192
Lyondell Chemical Co.                                  19,600             280
MeadWestvaco Corp.                                     25,800             669
Monsanto Co.                                           14,900             373
Newmont Mining Corp.                                   13,600             595
PPG Industries, Inc.                                   14,300             824
Praxair, Inc.                                           2,660             185
Reliance Steel & Aluminum Co.                           5,500             158
Rio Tinto PLC - ADR                                     4,620             458
Rohm & Haas Co.                                        37,600           1,478
Schulman A, Inc.                                       12,700             241
Silgan Holdings, Inc. (AE)                              7,800             249
Smurfit-Stone Container Corp. (AE)                     17,790             276
Syngenta AG - ADR                                      46,790             504
URS Corp.                                               5,800             127
Weyerhaeuser Co.                                       17,900           1,078
                                                                 ------------
                                                                       19,314
                                                                 ------------

Miscellaneous - 2.4%
3M Co.                                                  1,380             109
Eaton Corp.                                             4,400             441
Honeywell International, Inc.                          26,100             799
SPX Corp.                                              11,800             568
Textron, Inc.                                          31,200           1,550
Tyco International, Ltd.                               83,100           1,735
                                                                 ------------
                                                                        5,202
                                                                 ------------

Other Energy - 2.8%
Anadarko Petroleum Corp.                               13,300             580
Baker Hughes, Inc.                                      9,090             257
Devon Energy Corp.                                      3,450             167
ENSCO International, Inc.                               5,400             142
Forest Oil Corp.                                        9,600             225
Kerr-McGee Corp.                                       17,800             739
Nabors Industries, Ltd. (AE)                           10,100             382
Noble Corp. (AE)                                       13,380             459
Schlumberger, Ltd.                                     29,040           1,364

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Transocean, Inc.                                       32,200             618
Valero Energy Corp.                                    14,400             615
Williams Cos., Inc.                                    60,500             617
                                                                 ------------
                                                                        6,165
                                                                 ------------

Producer Durables - 5.4%
Boeing Co. (The)                                        8,600             331
Caterpillar, Inc.                                       3,340             245
Cooper Industries, Ltd. Class A                         6,200             328
Deere & Co.                                            19,230           1,166
Emerson Electric Co.                                   23,960           1,360
Lennar Corp. Class A                                    4,100             377
Lockheed Martin Corp.                                  37,900           1,757
Nokia OYJ - ADR                                        35,200             598
Northrop Grumman Corp.                                 14,420           1,289
Pall Corp.                                             45,800           1,072
Parker Hannifin Corp.                                  14,100             719
Photronics, Inc. (AE)                                   6,600             142
Ryland Group, Inc.                                      2,000             178
Teradyne, Inc. (AE)                                    13,600             310
United Defense Industries, Inc. (AE)                    6,700             217
United Technologies Corp.                              21,900           1,855
                                                                 ------------
                                                                       11,944
                                                                 ------------

Technology - 5.2%
Adobe Systems, Inc.                                     9,800             430
Advanced Digital Information Corp. (AE)                10,700             174
Agere Systems, Inc. Class A (AE)                      151,000             525
Amdocs, Ltd. (AE)                                      56,500           1,212
Avaya, Inc. (AE)                                       73,900             956
BMC Software, Inc. (AE)                                12,300             214
Corning, Inc.                                         116,600           1,280
Hewlett-Packard Co.                                    37,040             826
Intel Corp.                                            12,500             413
International Business Machines Corp.                  18,700           1,673
LSI Logic Corp. (AE)                                   76,200             704
Lucent Technologies, Inc.                              80,900             259
Maxtor Corp. (AE)                                      20,500             280
MEMC Electronic Materials, Inc. (AE)                    6,400              72
Merix Corp. (AE)                                       13,500             240
Microsoft Corp.                                        29,550             773
Motorola, Inc.                                         20,450             277
Nortel Networks Corp.                                  63,640             283
Rockwell Automation, Inc.                              15,965             496
UniSystem Corp.                                        19,400             298
Zoran Corp. (AE)                                        5,900              98
                                                                 ------------
                                                                       11,483
                                                                 ------------

                                                          Select Value Fund  183

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 7.3%
AES Corp. (The)                                       116,800           1,022
AGL Resources, Inc.                                        80               2
Alltel Corp.                                           13,600             643
American Electric Power Co., Inc.                      16,400             462
AT&T Wireless Services, Inc. (AE)                     115,800             840
BellSouth Corp.                                        78,710           2,071
Cascade Natural Gas Corp.                               8,900             174
CenturyTel, Inc.                                        4,200             150
Cincinnati Bell, Inc.                                  30,800             157
Cinergy Corp.                                           6,790             247
Comcast Corp. Special Class A                          20,360             664
Cox Communications, Inc. Class A (AE)                  19,970             680
Edison International                                   11,100             219
Energen Corp.                                           5,100             188
Energy East Corp.                                      14,320             321
FirstEnergy Corp.                                      22,030             758
FPL Group, Inc.                                         3,990             254
KeySpan Corp.                                          14,720             515
National Fuel Gas Co.                                  10,350             231
NiSource, Inc.                                         15,200             315
NSTAR                                                   3,760             176
Pepco Holdings, Inc.                                   18,000             317
PPL Corp.                                              18,110             723
SBC Communications, Inc.                               64,790           1,554
TXU Corp.                                              43,560             994
Verizon Communications, Inc.                           70,510           2,369
WGL Holdings, Inc.                                      6,210             172
                                                                 ------------
                                                                       16,218
                                                                 ------------

TOTAL COMMON STOCKS
(cost $180,853)                                                       200,282
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

PREFERRED STOCKS - 0.5%
Consumer Discretionary - 0.5%
News Corp., Ltd. - ADR                                 36,100           1,065
                                                                 ------------

Technology - 0.0%
Northrop Grumman Corp. (AE)                               900              91
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $983)                                                             1,156
                                                                 ------------

SHORT-TERM INVESTMENTS - 9.6%
Frank Russell Investment Company
   Money Market Fund                               20,241,000          20,241
United States Treasury Bill (c)(y)(s)
   0.935% due 12/11/03                                  1,000             999
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,240)                                                         21,240
                                                                 ------------

TOTAL INVESTMENTS - 100.9%
(identified cost $203,076)                                            222,678

OTHER ASSETS AND LIABILITIES
NET - (0.9%)                                                           (1,945)
                                                                 ------------

NET ASSETS - 100.0%                                                   220,733
                                                                 ============


See accompanying notes which are an integral part of the financial statements.

 184  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions

S&P Barra Value Index
   expiration date 12/03 (32)                           4,130              164

S&P 500 E-Mini Index
   expiration date 12/03 (38)                           1,994               51

S&P 500 Index
   expiration date 12/03 (57)                          14,955              320
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  535
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  185

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2003

Amounts in thousands

                                                                              DIVERSIFIED              SPECIAL
                                                                              EQUITY FUND            GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $         1,343,526    $            543,613
---------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           1,544,036                 688,460
Cash                                                                                       --                      --
Foreign currency holdings*                                                                 --                      --
Unrealized appreciation on foreign currency exchange contracts                             --                      --
Receivables:
      Dividends and interest                                                            2,058                     340
      Investments sold                                                                 13,864                  11,268
      Fund shares sold                                                                  3,274                   1,383
      Foreign taxes recoverable                                                            --                      --
      From Advisor                                                                         --                      --
      Daily variation margin on futures contracts                                         120                      --
Investment of securities lending collateral in money market funds, at
   cost and market value                                                              114,052                 210,903
Unrealized appreciation on index swap contracts                                            --                      --
                                                                          -------------------    --------------------
Total assets                                                                        1,677,404                 912,354
                                                                          -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                                     --                      --
      Investments purchased                                                            16,452                  14,146
      Fund shares redeemed                                                              1,551                   1,933
      Accrued fees to affiliates                                                        1,479                     894
      Other accrued expenses                                                              207                     120
      Daily variation margin on futures contracts                                          --                     167
Unrealized depreciation on foreign currency exchange contracts                             --                      --
Options written, at market value**                                                         --                      --
Payable upon return of securities loaned                                              114,052                 210,903
Unrealized depreciation on index swap contracts                                            --                      --
                                                                          -------------------    --------------------
Total liabilities                                                                     133,741                 228,163
                                                                          -------------------    --------------------

NET ASSETS                                                                $         1,543,663    $            684,191
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $               840    $                 --
Accumulated net realized gain (loss)                                                 (245,421)                 29,276
Unrealized appreciation (depreciation) on:
      Investments                                                                     200,510                 144,847
      Futures contracts                                                                 3,025                   1,145
      Options written                                                                      --                      --
      Index swap contracts                                                                 --                      --
      Foreign currency-related transactions                                                --                      --
Shares of beneficial interest                                                             416                     138
Additional paid-in capital                                                          1,584,293                 508,785
                                                                          -------------------    --------------------
NET ASSETS                                                                $         1,543,663    $            684,191
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 186  Statement of Assets and Liabilities

     QUANTITATIVE      INTERNATIONAL        EMERGING         REAL ESTATE        SHORT TERM
     EQUITY FUND      SECURITIES FUND     MARKETS FUND     SECURITIES FUND      BOND FUND
--------------------------------------------------------------------------------------------
    $    1,417,597    $    1,150,484     $      307,334    $      668,064     $    1,046,836
--------------------------------------------------------------------------------------------
         1,656,054         1,310,845            405,417           873,463          1,050,697
                --                --                690                --                 --
                --             5,979              3,984                --                 --
                --             6,527                446                --                 --
             1,958             1,492                706             5,273              5,932
            21,047             5,884              5,021             3,508              5,914
             3,492             5,681                999             4,429              3,311
                --               383                  4                --                 --
                 2                 3                  1                46                 --
                99                --                 --                --                 87
            51,783           108,497                 --            51,923                110
                --                --                 --                --                 --
    --------------    --------------     --------------    --------------     --------------
         1,734,435         1,445,291            417,268           938,642          1,066,051
    --------------    --------------     --------------    --------------     --------------

                --                94                 --                --                 --
            21,062             8,822              5,569             2,975             40,981
             1,810             1,947              1,188             2,655              4,193
             1,597             1,503                662             1,084                636
               204               326                162               122                148
                --               268                 89                --                 --
                --             1,939                246                --                 --
                --               647                888                --                  1
            51,783           108,497                 --            51,923                110
                --                --                 --                --                 --
    --------------    --------------     --------------    --------------     --------------
            76,456           124,043              8,804            58,759             46,069
    --------------    --------------     --------------    --------------     --------------

    $    1,657,979    $    1,321,248     $      408,464    $      879,883     $    1,019,982
    ==============    ==============     ==============    ==============     ==============
    $          839    $       17,704     $        3,914    $        3,364     $          515
          (173,937)         (202,167)          (144,399)           36,307             (1,519)
           238,457           160,361             98,083           205,399              3,861
             2,276             1,562                186                --               (336)
                --                (7)               (29)               --                 48
                --                --                 --                --                 --
                --             4,641                203                --                 --
               509               262                372               255                535
         1,589,835         1,338,892            450,134           634,558          1,016,878
    --------------    --------------     --------------    --------------     --------------
    $    1,657,979    $    1,321,248     $      408,464    $      879,883     $    1,019,982
    ==============    ==============     ==============    ==============     ==============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  187

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- OCTOBER 31, 2003

                                                                              DIVERSIFIED              SPECIAL
                                                                              EQUITY FUND            GROWTH FUND
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Net asset value per share: Class C****                                 $             36.27    $              46.99
      Class C -- Net assets                                               $        64,315,852    $         36,364,060
      Class C -- Shares outstanding ($.01 par value)                                1,773,157                 773,905
   Net asset value per share: Class E****                                 $             37.12    $              48.77
      Class E -- Net assets                                               $        34,228,646    $         16,580,983
      Class E -- Shares outstanding ($.01 par value)                                  922,102                 340,011
   Net asset value per share: Class I****                                 $                --    $                 --
      Class I -- Net assets                                               $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                                       --                      --
   Net asset value per share: Class S****                                 $             37.13    $              49.95
      Class S -- Net assets                                               $     1,445,118,226    $        631,245,935
      Class S -- Shares outstanding ($.01 par value)                               38,917,739              12,636,360
---------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost                                    $                --    $                 --
**    Premiums received on options written                                $                --    $                 --
***   Securities on loan included in investments                          $           117,452    $            205,662
****  Net Asset Value per share equals class level net assets divided by class level shares of beneficial interest outstanding

See accompanying notes which are an integral part of the financial statements.

 188  Statement of Assets and Liabilities

        QUANTITATIVE          INTERNATIONAL           EMERGING             REAL ESTATE           SHORT TERM
         EQUITY FUND         SECURITIES FUND        MARKETS FUND         SECURITIES FUND          BOND FUND
----------------------------------------------------------------------------------------------------------------

     $             31.92   $             48.46   $             10.68   $             33.94   $             19.01
     $        65,096,173   $        47,086,808   $        12,305,705   $        32,784,247   $        41,644,296
               2,039,211               971,596             1,152,752               966,038             2,190,781
     $             32.55   $             49.98   $             10.98   $             34.24   $             19.08
     $        37,594,480   $        26,768,277   $         9,597,833   $        16,650,632   $        20,274,324
               1,155,110               535,536               874,228               486,260             1,062,761

     $                --   $                --   $                --   $                --   $                --
     $                --   $                --   $                --   $                --   $                --
                      --                    --                    --                    --                    --
     $             32.64   $             50.44   $             10.98   $             34.51   $             19.05
     $     1,555,288,499   $     1,247,392,827   $       386,560,356   $       830,447,961   $       958,063,383
              47,657,070            24,731,550            35,204,003            24,065,008            50,290,152
----------------------------------------------------------------------------------------------------------------

     $                --   $             5,981   $             3,988   $                --   $                --
     $                --   $               640   $               859   $                --   $                49
     $            55,462   $           105,240   $                --   $            50,763   $               107

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  189

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2003

Amounts in thousands

                                                                              DIVERSIFIED           MULTISTRATEGY
                                                                               BOND FUND              BOND FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $         1,259,848    $          1,117,122
---------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           1,273,199               1,134,052
Cash                                                                                      296                      --
Foreign currency holdings*                                                                  2                       7
Unrealized appreciation on foreign currency exchange contracts                             57                     110
Receivables:
      Dividends and interest                                                            9,637                   8,563
      Investments sold                                                                 39,033                  63,745
      Fund shares sold                                                                  4,029                   3,861
      Foreign taxes recoverable                                                            --                      --
      From Advisor                                                                         --                      --
      Daily variation margin on futures contracts                                         115                     186
Investment of securities lending collateral in money market funds, at
   cost and market value                                                              243,565                 109,599
Unrealized appreciation on index swap contracts                                            --                     188
                                                                          -------------------    --------------------
Total assets                                                                        1,569,933               1,320,311
                                                                          -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                                     --                     792
      Investments purchased                                                           275,587                 262,880
      Fund shares redeemed                                                              1,198                     725
      Accrued fees to affiliates                                                          704                     794
      Other accrued expenses                                                              219                     154
      Daily variation margin on futures contracts                                           4                      --
Unrealized depreciation on foreign currency exchange contracts                            514                     895
Options written, at market value**                                                         43                     357
Payable upon return of securities loaned                                              243,565                 109,599
Unrealized depreciation on index swap contracts                                            --                     147
                                                                          -------------------    --------------------
Total liabilities                                                                     521,834                 376,343
                                                                          -------------------    --------------------

NET ASSETS                                                                $         1,048,099    $            943,968
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $             3,248    $              8,640
Accumulated net realized gain (loss)                                                    6,916                   6,717
Unrealized appreciation (depreciation) on:
      Investments                                                                      13,351                  16,930
      Futures contracts                                                                   242                     835
      Options written                                                                      30                      43
      Index swap contracts                                                                 --                      41
      Foreign currency-related transactions                                              (449)                   (766)
Shares of beneficial interest                                                             436                     894
Additional paid-in capital                                                          1,024,325                 910,634
                                                                          -------------------    --------------------
NET ASSETS                                                                $         1,048,099    $            943,968
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 190  Statement of Assets and Liabilities

      TAX EXEMPT       TAX-MANAGED          TAX-MANAGED         SELECT GROWTH      SELECT VALUE
      BOND FUND       LARGE CAP FUND    MID & SMALL CAP FUND         FUND              FUND
------------------------------------------------------------------------------------------------
    $      149,662    $      274,491       $       91,980       $       69,513    $      203,076
------------------------------------------------------------------------------------------------
           156,572           323,585              112,933               82,547           222,678
                --                --                   --                   --                --
                --                --                   --                   --                --
                --                --                   --                   --                --
             2,185               407                   72                   60               378
                --             4,589                   --                  870             1,312
               530               555                   59                  317             6,359
                --                --                   --                   --                --
                --                 8                    3                   27                18
                --                22                   --                   --                35
                --            10,252               34,549               24,222            31,247
                --                --                   --                   --                --
    --------------    --------------       --------------       --------------    --------------
           159,287           339,418              147,616              108,043           262,027
    --------------    --------------       --------------       --------------    --------------

                --                --                   --                   --                --
                --             5,596                   --                1,114             2,808
               214             1,014                  241                    6             6,837
                76               260                  148                  105               247
                45                73                   52                   35               155
                --                --                   13                    7                --
                --                --                   --                   --                --
                --                --                   --                   --                --
                --            10,252               34,549               24,222            31,247
                --                --                   --                   --                --
    --------------    --------------       --------------       --------------    --------------
               335            17,195               35,003               25,489            41,294
    --------------    --------------       --------------       --------------    --------------

    $      158,952    $      322,223       $      112,613       $       82,554    $      220,733
    ==============    ==============       ==============       ==============    ==============
    $          307    $        1,266       $           --       $           --    $          124
              (959)         (116,874)             (36,388)             (28,147)          (39,579)
             6,910            49,094               20,953               13,034            19,602
                --               704                  168                  106               535
                --                --                   --                   --                --
                --                --                   --                   --                --
                --                --                   --                   --                --
                72               210                  117                  117               244
           152,622           387,823              127,763               97,444           239,807
    --------------    --------------       --------------       --------------    --------------
    $      158,952    $      322,223       $      112,613       $       82,554    $      220,733
    ==============    ==============       ==============       ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  191

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- OCTOBER 31, 2003

                                                                              DIVERSIFIED           MULTISTRATEGY
                                                                               BOND FUND              BOND FUND
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Net asset value per share: Class C****                                 $             24.49    $              10.54
      Class C -- Net assets                                               $        36,159,313    $         36,397,466
      Class C -- Shares outstanding ($.01 par value)                                1,476,619               3,453,374
   Net asset value per share: Class E****                                 $             24.56    $              10.55
      Class E -- Net assets                                               $        34,338,715    $         20,974,733
      Class E -- Shares outstanding ($.01 par value)                                1,398,211               1,988,312
   Net asset value per share: Class I****                                 $                --    $                 --
      Class I -- Net assets                                               $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                                       --                      --
   Net asset value per share: Class S****                                 $             24.00    $              10.56
      Class S -- Net assets                                               $       977,601,447    $        886,595,865
      Class S -- Shares outstanding ($.01 par value)                               40,724,998              83,985,793
---------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*    Foreign currency holdings - cost                                     $                 2    $                  7
**   Premiums received on options written                                 $                74    $                400
***  Securities on loan included in investments                           $           237,465    $            107,356
**** Net Asset Value per share equals class level net assets divided by class level shares of beneficial interest outstanding

See accompanying notes which are an integral part of the financial statements.

 192  Statement of Assets and Liabilities

      TAX EXEMPT          TAX-MANAGED          TAX-MANAGED MID &         SELECT GROWTH             SELECT VALUE
      BOND FUND          LARGE CAP FUND          SMALL CAP FUND               FUND                     FUND
--------------------------------------------------------------------------------------------------------------------
    $        21.99    $              15.02    $               9.33    $               6.85    $                 8.97
    $    8,701,343    $         10,022,120    $          5,025,376    $          3,264,574    $            9,972,411
           395,639                 667,335                 538,748                 476,250                 1,111,322
    $        22.06    $              15.30    $               9.62    $               7.03    $                 9.05
    $    5,849,421    $          4,743,381    $            849,636    $          4,865,148    $            7,777,626
           265,199                 310,026                  88,363                 692,187                   859,404
    $           --    $                 --    $                 --    $               7.10    $                 9.07
    $           --    $                 --    $                 --    $         32,003,427    $           74,600,079
                --                      --                      --               4,507,632                 8,226,931
    $        22.03    $              15.34    $               9.68    $               7.08    $                 9.05
    $  144,401,040    $        307,457,123    $        106,738,057    $         42,420,723    $          128,382,592
         6,554,917              20,039,479              11,032,230               5,990,404                14,178,866
--------------------------------------------------------------------------------------------------------------------

    $           --    $                 --    $                 --    $                 --    $                   --
    $           --    $                 --    $                 --    $                 --    $                   --
    $           --    $             10,524    $             33,743    $             24,255    $               30,883

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  193

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003

Amounts in thousands

                                             DIVERSIFIED           SPECIAL
                                             EQUITY FUND         GROWTH FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                             $       19,025    $           6,391
      Dividends from money market funds                981                  378
      Interest                                          78                   32
      Other income                                      --                   --
      Securities lending income                         31                  114
      Less foreign taxes withheld                       --                   --
                                            --------------    -----------------
Total investment income                             20,115                6,915
                                            --------------    -----------------

EXPENSES
      Advisory fees                                  8,858                5,357
      Administrative fees                              610                  298
      Custodian fees                                   566                  446
      Distribution fees - Class C                      338                  187
      Transfer agent fees                            1,412                1,456
      Transfer agent fees - Class C                     --                   --
      Transfer agent fees - Class E                     --                   --
      Transfer agent fees - Class I                     --                   --
      Transfer agent fees - Class S                     --                   --
      Professional fees                                 79                   58
      Registration fees                                 96                   62
      Shareholder servicing fees - Class
       C                                               113                   62
      Shareholder servicing fees - Class
       E                                                68                   34
      Trustees' fees                                    39                   21
      Printing fees                                     70                   34
      LifePoints funds fees                            899                  280
      Miscellaneous                                     47                   51
                                            --------------    -----------------
      Expenses before reductions                    13,195                8,346
      Expense reductions                                (1)                  (1)
                                            --------------    -----------------
Net expenses                                        13,194                8,345
                                            --------------    -----------------
Net investment income (loss)                         6,921               (1,430)
                                            --------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                  (17,396)              49,135
      Futures contracts                             14,524                9,687
      Options written                                   --                   --
      Interest rate swap contracts                      --                   --
      Foreign currency-related
       transactions                                     --                   --
                                            --------------    -----------------
Net realized gain (loss)                            (2,872)              58,822
                                            --------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
      Investments                                  231,932              156,859
      Futures contracts                              1,366                1,049
      Options written                                   --                   --
      Index swap contracts                              --                   --
      Interest rate swap contracts                      --                   --
      Foreign currency-related
       transactions                                     --                   --
                                            --------------    -----------------
Net change in unrealized appreciation
   (depreciation)                                  233,298              157,908
                                            --------------    -----------------
Net realized and unrealized gain (loss)            230,426              216,730
                                            --------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $      237,347    $         215,300
                                            ==============    =================

See accompanying notes which are an integral part of the financial statements.

 194  Statement of Operations

    QUANTITATIVE      INTERNATIONAL       EMERGING         REAL ESTATE       SHORT TERM
     EQUITY FUND     SECURITIES FUND    MARKETS FUND     SECURITIES FUND      BOND FUND
-----------------------------------------------------------------------------------------
    $      21,816     $      23,890     $       9,505     $      41,953     $          --
              686             1,132               160               336               798
               56               180             2,612                --            26,350
               --                --                --                --                --
               28               269                --                34                --
               --            (2,586)           (1,376)               --                --
    -------------     -------------     -------------     -------------     -------------
           22,586            22,885            10,901            42,323            27,148
    -------------     -------------     -------------     -------------     -------------

            9,657             8,856             3,684             5,793             3,753
              661               490               159               362               417
              414             2,055             1,143               270               441
              341               230                57               169               228
            1,510             1,368             1,334                --               453
               --                --                --                74                --
               --                --                --                51                --
               --                --                --                --                --
               --                --                --             1,555                --
               77               116                88                52                66
              109               100                45                75               129
              114                77                19                56                76
               77                50                19                32                46
               38                34                44                24                29
               68                82                36                61                58
              924               801               175               259               597
               68               108                49                50                47
    -------------     -------------     -------------     -------------     -------------
           14,058            14,367             6,852             8,883             6,340
               (1)               (2)               (2)              (46)           (1,347)
    -------------     -------------     -------------     -------------     -------------
           14,057            14,365             6,850             8,837             4,993
    -------------     -------------     -------------     -------------     -------------
            8,529             8,520             4,051            33,486            22,155
    -------------     -------------     -------------     -------------     -------------

          (21,674)          (22,979)           11,518             2,082            10,532
            9,923            16,269             2,438                --                19
               --            (2,539)              273                --                19
               --                --                --                --               197
               --            11,303             1,143                --            (1,752)
    -------------     -------------     -------------     -------------     -------------
          (11,751)            2,054            15,372             2,082             9,015
    -------------     -------------     -------------     -------------     -------------
          272,564           256,554           114,907           179,953            (8,622)
            1,924             2,120               289                --              (336)
               --               184               643                --                48
               --                --                --                --                --
               --                --                --                --              (740)
               --             3,699               265                --               107
    -------------     -------------     -------------     -------------     -------------
          274,488           262,557           116,104           179,953            (9,543)
    -------------     -------------     -------------     -------------     -------------
          262,737           264,611           131,476           182,035              (528)
    -------------     -------------     -------------     -------------     -------------
    $     271,266     $     273,131     $     135,527     $     215,521     $      21,627
    =============     =============     =============     =============     =============

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  195

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003

Amounts in thousands

                                                                              DIVERSIFIED           MULTISTRATEGY
                                                                               BOND FUND              BOND FUND
---------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Dividends                                                           $                20    $                713
      Dividends from Money Market Fund                                                  1,242                   1,806
      Interest                                                                         33,161                  28,367
      Other income                                                                         --                      --
      Securities Lending Income                                                           153                      67
      Less foreign taxes withheld                                                          --                      --
                                                                          -------------------    --------------------
Total investment income                                                                34,576                  30,953
                                                                          -------------------    --------------------

EXPENSES
      Advisory fees                                                                     3,797                   4,458
      Administrative fees                                                                 490                     387
      Custodian fees                                                                      602                     565
      Distribution fees - Class C                                                         238                     227
      Transfer agent fees                                                                 662                     827
      Transfer agent fees - Class C                                                        --                      --
      Transfer agent fees - Class E                                                        --                      --
      Transfer agent fees - Class I                                                        --                      --
      Transfer agent fees - Class S                                                        --                      --
      Professional fees                                                                    62                      56
      Registration fees                                                                    92                      68
      Shareholder servicing fees - Class C                                                 79                      76
      Shareholder servicing fees - Class E                                                 77                      38
      Trustees' fees                                                                       30                      24
      Printing fees                                                                        55                      33
      LifePoints funds fees                                                               720                     543
      Miscellaneous                                                                        52                      40
                                                                          -------------------    --------------------
      Expenses before reductions                                                        6,956                   7,342
      Expense reductions                                                                   (9)                    (13)
                                                                          -------------------    --------------------
Net Expenses                                                                            6,947                   7,329
                                                                          -------------------    --------------------
Net investment income (loss)                                                           27,629                  23,624
                                                                          -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                                      27,859                  20,903
      Futures contracts                                                                  (100)                 (1,055)
      Options written                                                                     131                     307
      Index swap contracts                                                                 --                   4,378
      Interest rate swap contracts                                                         --                    (790)
      Foreign currency-related transactions                                            (2,928)                 (2,052)
                                                                          -------------------    --------------------
Net realized gain (loss)                                                               24,962                  21,691
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments                                                                     (11,744)                  9,348
      Futures contracts                                                                   386                   1,323
      Options written                                                                      30                    (126)
      Index swap contracts                                                                 --                      68
      Interest rate swap contracts                                                         --                     563
      Foreign currency-related transactions                                              (234)                   (696)
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation)                                  (11,562)                 10,480
                                                                          -------------------    --------------------
Net realized and unrealized gain (loss)                                                13,400                  32,171
                                                                          -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $            41,029    $             55,795
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 196  Statement of Operations

        TAX EXEMPT            TAX-MANAGED        TAX-MANAGED MID &       SELECT GROWTH          SELECT VALUE
         BOND FUND          LARGE CAP FUND        SMALL CAP FUND             FUND                   FUND
----------------------------------------------------------------------------------------------------------------

    $                --   $             5,176   $             1,051   $               317   $              1,541
                     35                   152                    58                    41                     59
                  6,617                    15                     7                     5                      5
                     --                    --                    --                    --                     --
                     --                     9                    --                     1                      1
                     --                    --                    --                    --                     --
    -------------------   -------------------   -------------------   -------------------   --------------------
                  6,652                 5,352                 1,116                   364                  1,606
    -------------------   -------------------   -------------------   -------------------   --------------------

                    478                 2,273                   918                   465                    554
                     80                   162                    47                    29                     40
                    135                   126                   131                   241                    220
                     65                    65                    30                    14                     21
                     97                   239                   163                    --                     --
                     --                    --                    --                     5                      6
                     --                    --                    --                     2                      2
                     --                    --                    --                    26                     18
                     --                    --                    --                    29                     44
                     18                    38                    26                    34                     35
                     49                    39                    38                    44                     41
                     22                    22                    10                     5                      7
                     14                     8                     3                     8                     10
                     12                    17                    11                     9                     10
                      7                    26                    13                     2                      3
                     --                   104                    31                    --                     --
                     10                    24                    15                    30                     25
    -------------------   -------------------   -------------------   -------------------   --------------------
                    987                 3,143                 1,436                   943                  1,036
                     (1)                   --                  (223)                 (337)                  (232)
    -------------------   -------------------   -------------------   -------------------   --------------------
                    986                 3,143                 1,213                   606                    804
    -------------------   -------------------   -------------------   -------------------   --------------------
                  5,666                 2,209                   (97)                 (242)                   802
    -------------------   -------------------   -------------------   -------------------   --------------------

                  1,122                (2,243)                 (761)                  471                 (2,167)
                     --                 1,512                 1,099                   844                    759
                     --                    --                    --                    --                     --
                     --                    --                    --                    --                     --
                     --                    --                    --                    --                     --
                     --                    --                    --                    --                     --
    -------------------   -------------------   -------------------   -------------------   --------------------
                  1,122                  (731)                  338                 1,315                 (1,408)
    -------------------   -------------------   -------------------   -------------------   --------------------
                   (575)               57,180                26,810                16,654                 25,909
                     --                   550                   260                    22                    472
                     --                    --                    --                    --                     --
                     --                    --                    --                    --                     --
                     --                    --                    --                    --                     --
                     --                    --                    --                    --                     --
    -------------------   -------------------   -------------------   -------------------   --------------------
                   (575)               57,730                27,070                16,676                 26,381
    -------------------   -------------------   -------------------   -------------------   --------------------
                    547                56,999                27,408                17,991                 24,973
    -------------------   -------------------   -------------------   -------------------   --------------------
    $             6,213   $            59,208   $            27,311   $            17,749   $             25,775
    ===================   ===================   ===================   ===================   ====================

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  197

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

Amounts in thousands

                                                                        DIVERSIFIED EQUITY                 SPECIAL GROWTH
                                                                               FUND                             FUND
                                                                   ----------------------------    ------------------------------
                                                                       2003            2002            2003             2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                 $      6,921    $      5,030    $     (1,430)   $       (1,266)
      Net realized gain (loss)                                           (2,872)       (172,601)         58,822           (24,525)
      Net change in unrealized appreciation (depreciation)              233,298          (2,773)        157,908           (28,464)
                                                                   ------------    ------------    ------------    --------------
Net increase (decrease) in net assets from operations                   237,347        (170,344)        215,300           (54,255)
                                                                   ------------    ------------    ------------    --------------

DISTRIBUTIONS
      From net investment income
         Class C                                                             (1)             --              --                --
         Class E                                                            (85)            (58)             --                --
         Class I                                                             --              --              --                --
         Class S                                                         (5,995)         (5,043)             --               (34)
      From net realized gain
         Class C                                                             --              --              --                --
         Class E                                                             --              --              --                --
         Class S                                                             --              --              --                --
      Tax return of capital
         Class C                                                             --              --              --                --
         Class E                                                             --              (9)             --                --
         Class S                                                             --            (831)             --                --
                                                                   ------------    ------------    ------------    --------------
Net decrease in net assets from distributions                            (6,081)         (5,941)             --               (34)
                                                                   ------------    ------------    ------------    --------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
         transactions                                                   282,744          43,010         (82,089)          (26,365)
                                                                   ------------    ------------    ------------    --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                             514,010        (133,275)        133,211           (80,654)

NET ASSETS

      Beginning of period                                             1,029,653       1,162,928         550,980           631,634
                                                                   ------------    ------------    ------------    --------------

      End of period                                                $  1,543,663    $  1,029,653    $    684,191    $      550,980
                                                                   ============    ============    ============    ==============

      Undistributed (overdistributed) net investment income
         included in net assets                                    $        840    $         --    $         --    $           --

(+) Certain amounts have been reclassified. See Note 2 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

 198  Statement of Changes in Net Assets

         QUANTITATIVE EQUITY          INTERNATIONAL SECURITIES            EMERGING MARKETS             REAL ESTATE SECURITIES
                FUND                            FUND                            FUND                            FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
---------------------------------------------------------------------------------------------------------------------------------

    $       8,529   $       5,696   $       8,520   $       4,554   $       4,051   $        (120)  $      33,486   $      32,119
          (11,751)       (131,104)          2,054        (108,479)         15,372         (24,800)          2,082          49,018
          274,488         (86,225)        262,557          (9,955)        116,104          43,973         179,953         (51,182)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          271,266        (211,633)        273,131        (113,880)        135,527          19,053         215,521          29,955
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

              (10)             --            (125)             --              --              --            (839)           (552)
             (112)           (102)           (175)             --             (10)             --            (546)           (658)
               --              --              --              --              --              --              --              --
           (7,568)         (7,691)        (10,212)             --          (1,302)           (663)        (30,677)        (38,630)
               --              --              --              --              --              --             (87)             --
               --              --              --              --              --              --             (45)             --
               --              --              --              --              --              --          (2,473)             --
               --              --              --              --              --              --              --              --
               --              (8)             --              --              --              --              --              --
               --            (593)             --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (7,690)         (8,394)        (10,512)             --          (1,312)           (663)        (34,667)        (39,840)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

          263,950         106,003         245,827          85,458            (986)        (25,977)         74,523           9,978
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

          527,526        (114,024)        508,446         (28,422)        133,229          (7,587)        255,377              93

        1,130,453       1,244,477         812,802         841,224         275,235         282,822         624,506         624,413
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    $   1,657,979   $   1,130,453   $   1,321,248   $     812,802   $     408,464   $     275,235   $     879,883   $     624,506
    =============   =============   =============   =============   =============   =============   =============   =============

    $         839   $          --   $      17,704   $       7,967   $       3,914   $      (1,255)  $       3,364   $          --

            SHORT TERM BOND
                 FUND
     -----------------------------
         2003           2002(+)
     -----------------------------
     $      22,155   $      21,866
             9,015           2,799
            (9,543)            968
     -------------   -------------
            21,627          25,633
     -------------   -------------
              (466)           (285)
              (448)           (774)
                --              --
           (19,621)        (22,428)
                --              --
                --              --
                --              --
                --              --
                --              --
                --              --
     -------------   -------------
           (20,535)        (23,487)
     -------------   -------------
           385,285         210,928
     -------------   -------------
           386,377         213,074
           633,605         420,531
     -------------   -------------
     $   1,019,982   $     633,605
     =============   =============
     $         515   $        (100)

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  199

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

Amounts in thousands

                                                                           DIVERSIFIED                     MULTISTRATEGY
                                                                            BOND FUND                        BOND FUND
                                                                   ----------------------------    ------------------------------
                                                                       2003          2002(+)           2003           2002(+)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                 $     27,629    $     31,771    $     23,624    $       25,918
      Net realized gain (loss)                                           24,962          17,457          21,691            14,662
      Net change in unrealized appreciation (depreciation)              (11,562)         (8,824)         10,480           (17,279)
                                                                   ------------    ------------    ------------    --------------
Net increase (decrease) in net assets from operations                    41,029          40,404          55,795            23,301
                                                                   ------------    ------------    ------------    --------------

DISTRIBUTIONS
      From net investment income
         Class C                                                           (612)           (599)           (620)             (771)
         Class E                                                           (805)           (807)           (421)             (665)
         Class I                                                             --              --              --                --
         Class S                                                        (25,990)        (31,665)        (20,948)          (32,511)
      From net realized gain
         Class C                                                           (635)             --              --                --
         Class E                                                           (625)             --              --                --
         Class S                                                        (18,769)             --              --                --
      Tax return of capital
         Class C                                                             --              --              --                --
         Class E                                                             --              --              --                --
         Class S                                                             --              --              --                --
                                                                   ------------    ------------    ------------    --------------
Net decrease in net assets from distributions                           (47,436)        (33,071)        (21,989)          (33,947)
                                                                   ------------    ------------    ------------    --------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
         transactions                                                   217,274          52,089         275,998            (6,308)
                                                                   ------------    ------------    ------------    --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                             210,867          59,422         309,804           (16,954)

NET ASSETS
      Beginning of period                                               837,232         777,810         634,164           651,118
                                                                   ------------    ------------    ------------    --------------

      End of period                                                $  1,048,099    $    837,232    $    943,968    $      634,164
                                                                   ============    ============    ============    ==============

      Undistributed (overdistributed) net investment income
         included in net assets                                    $      3,248    $      2,056    $      8,640    $          797

(+) Certain amounts have been reclassified. See Note 2 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

 200  Statement of Changes in Net Assets

             TAX EXEMPT                      TAX-MANAGED                  TAX-MANAGED MID &                    SELECT
              BOND FUND                    LARGE CAP FUND                  SMALL CAP FUND                    GROWTH FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
---------------------------------------------------------------------------------------------------------------------------------

    $       5,666   $       6,016   $       2,209   $       2,547   $         (97)  $        (159)  $        (242)  $        (209)
            1,122             384            (731)        (59,450)            338         (14,880)          1,315         (12,307)
             (575)          1,044          57,730         (30,147)         27,070           7,097          16,676             465
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
            6,213           7,444          59,208         (87,050)         27,311          (7,942)         17,749         (12,051)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

             (231)           (108)             --              --              --              --              --              --
             (183)           (205)            (18)            (10)             --              --              --              --
               --              --              --              --              --              --              --              --
           (5,249)         (5,748)         (2,876)         (2,325)             --            (100)             --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (5,663)         (6,061)         (2,894)         (2,335)             --            (100)             --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           (2,503)         10,525         (89,784)        (14,449)         (1,556)          1,280          18,110           9,899
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           (1,953)         11,908         (33,470)       (103,834)         25,755          (6,762)         35,859          (2,152)

          160,905         148,997         355,693         459,527          86,858          93,620          46,695          48,847
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    $     158,952   $     160,905   $     322,223   $     355,693   $     112,613   $      86,858   $      82,554   $      46,695
    =============   =============   =============   =============   =============   =============   =============   =============

    $         307   $         304   $       1,266   $       1,951   $          --   $          --   $          --   $          --

                SELECT
              VALUE FUND
     -----------------------------
         2003            2002
     -----------------------------
     $         802   $         692
            (1,408)        (10,334)
            26,381          (1,386)
     -------------   -------------
            25,775         (11,028)
     -------------   -------------
                (3)             (3)
               (29)            (28)
              (310)           (380)
              (343)           (357)
                --              --
                --              --
                --              --
                --              --
                --              --
                --              --
     -------------   -------------
              (685)           (768)
     -------------   -------------
           123,293          18,876
     -------------   -------------
           148,383           7,080
            72,350          65,270
     -------------   -------------
     $     220,733   $      72,350
     =============   =============
     $         124   $           7

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  201

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
October 31, 2003                                30.52                (.13)                5.88
October 31, 2002                                35.83                (.18)               (5.13)
October 31, 2001                                50.12                (.24)              (13.82)
October 31, 2000 (1)                            54.13                (.24)               (2.55)
December 31, 1999 (5)                           52.04                (.20)                8.14
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                31.10                 .12                 6.00
October 31, 2002                                36.35                 .08                (5.23)
October 31, 2001                                50.55                 .07               (13.96)
October 31, 2000 (1)                            54.43                 .08                (2.57)
December 31, 1999                               51.40                 .13                 8.81
December 31, 1998                               43.64                 .10                10.34
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                31.09                 .20                 6.01
October 31, 2002                                36.35                 .16                (5.23)
October 31, 2001                                50.55                 .18               (13.97)
October 31, 2000 (1)                            54.33                 .19                (2.57)
December 31, 1999                               51.39                 .28                 8.79
December 31, 1998                               43.64                 .30                10.34
--------------------------------------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
October 31, 2003                                33.52                (.46)               13.93
October 31, 2002                                37.42                (.45)               (3.45)
October 31, 2001                                51.05                (.38)               (7.12)
October 31, 2000 (1)                            48.22                (.38)                4.56
December 31, 1999 (5)                           42.17                (.45)                9.72
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                34.53                (.18)               14.42
October 31, 2002                                38.27                (.16)               (3.58)
October 31, 2001                                51.74                (.06)               (7.25)
October 31, 2000 (1)                            48.55                (.07)                4.61
December 31, 1999                               42.91                (.16)                9.02
December 31, 1998                               45.42                (.17)                 .09
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                35.28                (.08)               14.75
October 31, 2002                                39.01                (.07)               (3.66)
October 31, 2001                                52.52                 .05                (7.37)
October 31, 2000 (1)                            49.18                 .04                 4.67
December 31, 1999                               43.34                (.05)                9.12
December 31, 1998                               45.72                 .01                  .08
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM           FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
October 31, 2003                               5.75              --(e)              --             --
October 31, 2002                              (5.31)             --                 --             --
October 31, 2001                             (14.06)             --               (.23)            --
October 31, 2000 (1)                          (2.79)             --              (1.22)            --
December 31, 1999 (5)                          7.94            (.03)             (5.82)            --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                               6.12            (.10)                --             --
October 31, 2002                              (5.15)           (.09)                --           (.01)
October 31, 2001                             (13.89)           (.08)              (.23)            --
October 31, 2000 (1)                          (2.49)           (.17)             (1.22)            --
December 31, 1999                              8.94            (.09)             (5.82)            --
December 31, 1998                             10.44            (.08)             (2.60)            --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                               6.21            (.17)                --             --
October 31, 2002                              (5.07)           (.16)                --           (.03)
October 31, 2001                             (13.79)           (.18)              (.23)            --
October 31, 2000 (1)                          (2.38)           (.18)             (1.22)            --
December 31, 1999                              9.07            (.31)             (5.82)            --
December 31, 1998                             10.64            (.29)             (2.60)            --
-------------------------------------------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
October 31, 2003                              13.47              --                 --             --
October 31, 2002                              (3.90)             --                 --             --
October 31, 2001                              (7.50)             --              (6.13)            --
October 31, 2000 (1)                           4.18              --              (1.35)            --
December 31, 1999 (5)                          9.27              --              (3.22)            --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              14.24              --                 --             --
October 31, 2002                              (3.74)             --                 --             --
October 31, 2001                              (7.31)           (.03)             (6.13)            --
October 31, 2000 (1)                           4.54              --              (1.35)            --
December 31, 1999                              8.86              --              (3.22)            --
December 31, 1998                              (.08)             --              (2.43)            --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              14.67              --                 --             --
October 31, 2002                              (3.73)             --                 --             --
October 31, 2001                              (7.32)           (.06)             (6.13)            --
October 31, 2000 (1)                           4.71            (.02)             (1.35)            --
December 31, 1999                              9.07            (.01)             (3.22)            --
December 31, 1998                               .09            (.04)             (2.43)            --
-------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

 202  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --              36.27               18.88              64,316
            --              30.52              (14.85)             33,858
          (.23)             35.83              (28.14)             20,222
         (1.22)             50.12               (5.07)             21,526
         (5.85)             54.13               15.83              14,787
-----------------------------------------------------------------------------
          (.10)             37.12               19.77              34,229
          (.10)             31.10              (14.22)             23,656
          (.31)             36.35              (27.59)             23,586
         (1.39)             50.55               (4.49)             19,666
         (5.91)             54.43               17.95              12,958
         (2.68)             51.40               24.59               9,007
-----------------------------------------------------------------------------
          (.17)             37.13               20.09           1,445,118
          (.19)             31.09              (14.02)            972,139
          (.41)             36.35              (27.41)          1,119,120
         (1.40)             50.55               (4.28)          1,516,448
         (6.13)             54.33               18.21           1,569,920
         (2.89)             51.39               25.11           1,367,016
-----------------------------------------------------------------------------
            --              46.99               40.19              36,364
            --              33.52              (10.42)             18,583
         (6.13)             37.42              (15.93)             11,662
         (1.35)             51.05                8.83              10,762
         (3.22)             48.22               22.53               5,990
-----------------------------------------------------------------------------
            --              48.77               41.24              16,581
            --              34.53               (9.77)             11,731
         (6.16)             38.27              (15.29)             11,051
         (1.35)             51.74                9.53               9,678
         (3.22)             48.55               21.19               5,411
         (2.43)             42.91                0.04               6,139
-----------------------------------------------------------------------------
            --              49.95               41.61             631,246
            --              35.28               (9.56)            520,666
         (6.19)             39.01              (15.05)            608,921
         (1.37)             52.52                9.76             759,435
         (3.23)             49.18               21.45             697,211
         (2.47)             43.34                0.42             595,862
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
-------------------------------------------------------------------------------
           2.05                2.05                 (.39)             109.50
           2.03                2.03                 (.51)             128.80
           1.99                1.99                 (.58)             146.81
           1.94                1.94                 (.56)             141.75
           1.94                1.94                 (.41)             110.36
-------------------------------------------------------------------------------
           1.30                1.30                  .36              109.50
           1.28                1.28                  .21              128.80
           1.24                1.24                  .17              146.81
           1.19                1.19                  .19              141.75
           1.19                1.19                  .23              110.36
           1.33                1.33                  .21              100.31
-------------------------------------------------------------------------------
           1.04                1.04                  .61              109.50
           1.03                1.03                  .46              128.80
            .99                 .99                  .42              146.81
            .94                 .94                  .45              141.75
            .93                 .93                  .51              110.36
            .91                 .91                  .62              100.31
-------------------------------------------------------------------------------
           2.36                2.36                (1.21)             127.15
           2.31                2.31                (1.15)             125.06
           2.27                2.27                 (.89)             126.83
           2.21                2.22                 (.91)             136.00
           2.23                2.23                (1.10)             111.98
-------------------------------------------------------------------------------
           1.62                1.62                 (.46)             127.15
           1.56                1.56                 (.40)             125.06
           1.52                1.52                 (.14)             126.83
           1.46                1.47                 (.16)             136.00
           1.49                1.49                 (.36)             111.98
           1.58                1.58                 (.39)             129.19
-------------------------------------------------------------------------------
           1.35                1.35                 (.19)             127.15
           1.32                1.32                 (.17)             125.06
           1.27                1.27                  .11              126.83
           1.21                1.22                  .08              136.00
           1.24                1.24                 (.10)             111.98
           1.15                1.15                  .03              129.19
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  203

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
October 31, 2003                                26.53                (.09)                5.49
October 31, 2002                                31.88                (.15)               (5.20)
October 31, 2001                                43.88                (.21)              (10.47)
October 31, 2000 (1)                            44.94                (.22)                 .07
December 31, 1999 (5)                           43.02                (.20)                8.00
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                26.94                 .12                 5.60
October 31, 2002                                32.28                 .07                (5.27)
October 31, 2001                                44.17                 .07               (10.57)
October 31, 2000 (1)                            45.19                 .06                 (.08)
December 31, 1999                               42.50                 .13                 8.50
December 31, 1998                               36.80                 .12                 8.54
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                27.01                 .20                 5.61
October 31, 2002                                32.36                 .15                (5.28)
October 31, 2001                                44.27                 .16               (10.59)
October 31, 2000 (1)                            45.19                 .15                 (.02)
December 31, 1999                               42.53                 .24                 8.50
December 31, 1998                               36.78                 .27                 8.55
--------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
October 31, 2003                                38.51                (.05)               10.21
October 31, 2002                                44.53                (.18)               (5.84)
October 31, 2001                                62.46                (.19)              (14.94)
October 31, 2000 (1)                            74.51                 .17                (9.68)
December 31, 1999 (5)                           60.66                (.32)               17.92
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                39.61                 .28                10.50
October 31, 2002                                45.47                 .13                (5.99)
October 31, 2001                                63.24                 .21               (15.18)
October 31, 2000 (1)                            74.95                 .57                (9.74)
December 31, 1999                               60.68                 .40                17.72
December 31, 1998                               54.64                 .28                 6.53
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                39.98                 .38                10.59
October 31, 2002                                45.78                 .25                (6.05)
October 31, 2001                                63.51                 .34               (15.26)
October 31, 2000 (1)                            75.11                 .76                (9.82)
December 31, 1999                               60.86                 .51                17.82
December 31, 1998                               54.69                 .69                 6.32
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM           FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
October 31, 2003                               5.40            (.01)                --             --
October 31, 2002                              (5.35)             --                 --             --
October 31, 2001                             (10.68)             --              (1.32)            --
October 31, 2000 (1)                           (.15)             --               (.91)            --
December 31, 1999 (5)                          7.80            (.04)             (5.84)            --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                               5.72            (.11)                --             --
October 31, 2002                              (5.20)           (.13)                --           (.01)
October 31, 2001                             (10.50)           (.07)             (1.32)            --
October 31, 2000 (1)                           (.02)           (.09)              (.91)            --
December 31, 1999                              8.63            (.10)             (5.84)            --
December 31, 1998                              8.66            (.16)             (2.80)            --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                               5.81            (.18)                --             --
October 31, 2002                              (5.13)           (.20)                --           (.02)
October 31, 2001                             (10.43)           (.16)             (1.32)            --
October 31, 2000 (1)                            .13            (.14)              (.91)            --
December 31, 1999                              8.74            (.24)             (5.84)            --
December 31, 1998                              8.82            (.27)             (2.80)            --
-------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
October 31, 2003                              10.16            (.21)                --             --
October 31, 2002                              (6.02)             --                 --             --
October 31, 2001                             (15.13)             --              (2.80)            --
October 31, 2000 (1)                          (9.51)             --              (2.54)            --
December 31, 1999 (5)                         17.60            (.17)             (3.58)            --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              10.78            (.41)                --             --
October 31, 2002                              (5.86)             --                 --             --
October 31, 2001                             (14.97)             --              (2.80)            --
October 31, 2000 (1)                          (9.17)             --              (2.54)            --
December 31, 1999                             18.12            (.27)             (3.58)            --
December 31, 1998                              6.81            (.57)              (.20)            --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              10.97            (.51)                --             --
October 31, 2002                              (5.80)             --                 --             --
October 31, 2001                             (14.92)           (.01)             (2.80)            --
October 31, 2000 (1)                          (9.06)             --              (2.54)            --
December 31, 1999                             18.33            (.50)             (3.58)            --
December 31, 1998                              7.01            (.64)              (.20)            --
-------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

 204  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.01)             31.92               20.35              65,096
            --              26.53              (16.78)             34,113
         (1.32)             31.88              (24.87)             20,530
          (.91)             43.88               (0.16)             20,935
         (5.88)             44.94               18.89              13,613
-----------------------------------------------------------------------------
          (.11)             32.55               21.28              37,594
          (.14)             26.94              (16.16)             25,667
         (1.39)             32.28              (24.30)             23,700
         (1.00)             44.17                0.11              15,314
         (5.94)             45.19               21.11               7,987
         (2.96)             42.50               24.34               7,479
-----------------------------------------------------------------------------
          (.18)             32.64               21.58           1,555,289
          (.22)             27.01              (15.94)          1,070,673
         (1.48)             32.36              (24.11)          1,200,247
         (1.05)             44.27                0.47           1,556,534
         (6.08)             45.19               21.37           1,545,021
         (3.07)             42.53               24.82           1,316,051
-----------------------------------------------------------------------------
          (.21)             48.46               26.52              47,087
            --              38.51              (13.52)             21,860
         (2.80)             44.53              (25.29)             12,470
         (2.54)             62.46              (13.13)             11,849
         (3.75)             74.51               29.39               7,522
-----------------------------------------------------------------------------
          (.41)             49.98               27.57              26,768
            --              39.61              (12.91)             16,796
         (2.80)             45.47              (24.70)             15,897
         (2.54)             63.24              (12.58)              9,964
         (3.85)             74.95               30.21               5,552
          (.77)             60.68               12.53               4,431
-----------------------------------------------------------------------------
          (.51)             50.44               27.81           1,247,393
            --              39.98              (12.67)            774,146
         (2.81)             45.78              (24.51)            812,857
         (2.54)             63.51              (12.40)          1,061,171
         (4.08)             75.11               30.52           1,133,495
          (.84)             60.86               12.90             940,779
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
-------------------------------------------------------------------------------
           2.02                2.02                (.32)              108.71
           2.02                2.02                (.49)               71.10
           1.98                1.98                (.57)               85.00
           1.92                1.92                (.60)               59.25
           1.93                1.93                (.47)               89.52
-------------------------------------------------------------------------------
           1.28                1.28                 .43               108.71
           1.27                1.27                 .24                71.10
           1.22                1.22                 .18                85.00
           1.17                1.17                 .15                59.25
           1.18                1.18                 .28                89.52
           1.31                1.31                 .30                77.23
-------------------------------------------------------------------------------
           1.02                1.02                 .69               108.71
           1.02                1.02                 .48                71.10
            .98                 .98                 .43                85.00
            .92                 .92                 .42                59.25
            .93                 .93                 .53                89.52
            .91                 .91                 .69                77.23
-------------------------------------------------------------------------------
           2.42                2.42                (.12)               69.11
           2.46                2.46                (.42)               79.09
           2.41                2.41                (.36)              104.65
           2.29                2.30                 .30               101.84
           2.30                2.30                (.51)              120.52
-------------------------------------------------------------------------------
           1.67                1.67                 .67                69.11
           1.72                1.72                 .30                79.09
           1.66                1.66                 .41               104.65
           1.54                1.55                1.00               101.84
           1.55                1.55                 .61               120.52
           1.64                1.64                 .49                68.46
-------------------------------------------------------------------------------
           1.42                1.42                 .90                69.11
           1.47                1.47                 .55                79.09
           1.42                1.42                 .62               104.65
           1.29                1.30                1.31               101.84
           1.30                1.30                 .79               120.52
           1.22                1.22                1.15                68.46
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  205

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
October 31, 2003                                 7.22                 .02                 3.44
October 31, 2002                                 6.89                (.09)                 .42
October 31, 2001                                 9.15                (.04)               (2.22)
October 31, 2000 (1)                            12.47                (.10)               (3.20)
December 31, 1999 (5)                            8.07                (.12)                4.57
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                 7.41                 .09                 3.49
October 31, 2002                                 7.01                (.02)                 .42
October 31, 2001                                 9.24                 .02                (2.25)
October 31, 2000 (1)                            12.51                (.03)               (3.20)
December 31, 1999                                8.48                (.04)                4.14
December 31, 1998 (4)                            7.37                (.02)                1.13
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                 7.43                 .11                 3.48
October 31, 2002                                 7.05                 .00(e)               .40
October 31, 2001                                 9.25                 .04                (2.24)
October 31, 2000 (1)                            12.52                 .00(e)             (3.21)
December 31, 1999                                8.48                 .03                 4.10
December 31, 1998                               11.79                 .12                (3.35)
--------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
October 31, 2003                                26.52                1.11                 7.53
October 31, 2002                                26.97                1.07                 (.01)
October 31, 2001                                25.93                1.16                 1.02
October 31, 2000 (1)                            22.69                 .84                 3.11
December 31, 1999 (5)                           24.13                1.08                (1.06)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                26.72                1.34                 7.60
October 31, 2002                                27.14                1.32                 (.06)
October 31, 2001                                26.07                1.38                 1.03
October 31, 2000 (1)                            22.76                 .98                 3.14
December 31, 1999                               24.27                1.28                (1.24)
December 31, 1998                               31.02                1.26                (6.12)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                26.89                1.42                 7.67
October 31, 2002                                27.31                1.41                 (.06)
October 31, 2001                                26.22                1.46                 1.03
October 31, 2000 (1)                            22.86                1.04                 3.15
December 31, 1999                               24.44                1.30                (1.20)
December 31, 1998                               30.86                1.34                (6.13)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM           FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
October 31, 2003                              3.46                --               --              --
October 31, 2002                               .33                --               --              --
October 31, 2001                             (2.26)               --               --              --
October 31, 2000 (1)                         (3.30)             (.02)              --              --
December 31, 1999 (5)                         4.45              (.05)              --              --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              3.58              (.01)              --              --
October 31, 2002                               .40                --               --              --
October 31, 2001                             (2.23)               --               --              --
October 31, 2000 (1)                         (3.23)             (.04)              --              --
December 31, 1999                             4.10              (.07)              --              --
December 31, 1998 (4)                         1.11                --               --              --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              3.59              (.04)              --              --
October 31, 2002                               .40              (.02)              --              --
October 31, 2001                             (2.20)               --               --              --
October 31, 2000 (1)                         (3.21)             (.06)              --              --
December 31, 1999                             4.13              (.09)              --              --
December 31, 1998                            (3.23)             (.08)              --              --
-------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
October 31, 2003                              8.64             (1.11)            (.11)             --
October 31, 2002                              1.06             (1.51)              --              --
October 31, 2001                              2.18             (1.14)              --              --
October 31, 2000 (1)                          3.95              (.71)              --              --
December 31, 1999 (5)                          .02             (1.46)              --              --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              8.94             (1.31)            (.11)             --
October 31, 2002                              1.26             (1.68)              --              --
October 31, 2001                              2.41             (1.34)              --              --
October 31, 2000 (1)                          4.12              (.81)              --              --
December 31, 1999                              .04             (1.55)              --              --
December 31, 1998                            (4.86)            (1.43)            (.46)             --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              9.09             (1.36)            (.11)             --
October 31, 2002                              1.35             (1.77)              --              --
October 31, 2001                              2.49             (1.40)              --              --
October 31, 2000 (1)                          4.19              (.83)              --              --
December 31, 1999                              .10             (1.68)              --              --
December 31, 1998                            (4.79)            (1.17)            (.46)             --
-------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

 206  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --              10.68               47.58             12,306
            --               7.22                4.94              5,194
            --               6.89              (24.70)             2,377
          (.02)              9.15              (26.51)             2,228
          (.05)             12.47               55.43              1,631
-----------------------------------------------------------------------------
          (.01)             10.98               48.39              9,598
            --               7.41                5.71              6,478
            --               7.01              (24.13)             6,959
          (.04)              9.24              (25.90)             6,388
          (.07)             12.51               48.71              6,314
            --               8.48               15.06                 39
-----------------------------------------------------------------------------
          (.04)             10.98               48.27            386,560
          (.02)              7.43                5.91            263,563
            --               7.05              (23.89)           273,486
          (.06)              9.25              (25.79)           359,201
          (.09)             12.52               49.03            430,794
          (.08)              8.48              (27.57)           294,349
-----------------------------------------------------------------------------
         (1.22)             33.94               33.23             32,784
         (1.51)             26.52                3.56             15,712
         (1.14)             26.97                8.41              5,718
          (.71)             25.93               17.54              3,393
         (1.46)             22.69                 .19              1,771
-----------------------------------------------------------------------------
         (1.42)             34.24               34.21             16,651
         (1.68)             26.72                4.27             10,661
         (1.34)             27.14                9.23             11,415
          (.81)             26.07               18.24              9,094
         (1.55)             22.76                 .30              7,134
         (1.89)             24.27              (16.25)               843
-----------------------------------------------------------------------------
         (1.47)             34.51               34.58            830,448
         (1.77)             26.89                4.55            598,133
         (1.40)             27.31                9.48            607,280
          (.83)             26.22               18.53            669,529
         (1.68)             22.86                 .55            589,300
         (1.63)             24.44              (15.94)           576,326
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
--------------------------------------------------------------------------------
           3.09                3.09                  .19              95.13
           3.12                3.12                (1.08)             90.21
           3.08                3.09                 (.55)             83.74
           2.91                2.92                (1.02)             73.11
           2.91                2.91                (1.23)             94.85
--------------------------------------------------------------------------------
           2.36                2.37                 1.02              95.13
           2.38                2.38                 (.29)             90.21
           2.33                2.33                  .21              83.74
           2.16                2.17                 (.30)             73.11
           2.17                2.17                 (.40)             94.85
            .00(d)              .00(d)               .00(d)           59.35
--------------------------------------------------------------------------------
           2.11                2.11                 1.30              95.13
           2.14                2.14                 (.02)             90.21
           2.09                2.09                  .44              83.74
           1.91                1.92                 (.02)             73.11
           1.91                1.91                  .26              94.85
           1.75                1.75                 1.20              59.35
--------------------------------------------------------------------------------
           2.20                2.30                 3.67              46.09
           2.19                2.59                 3.74              67.70
           2.17                2.17                 4.20              44.50
           2.16                2.16                 4.06              53.30
           2.14                2.14                 5.12              42.69
--------------------------------------------------------------------------------
           1.43                1.62                 4.46              46.09
           1.46                1.82                 4.54              67.70
           1.42                1.42                 4.96              44.50
           1.41                1.41                 4.78              53.30
           1.39                1.39                 5.42              42.69
           1.47                1.47                 4.90              42.58
--------------------------------------------------------------------------------
           1.18                1.18                 4.66              46.09
           1.19                1.19                 4.82              67.70
           1.17                1.18                 5.19              44.50
           1.16                1.16                 5.00              53.30
           1.14                1.14                 5.41              42.69
           1.05                1.05                 4.93              42.58
--------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  207

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class C
October 31, 2003                                18.98                 .31                  .06
October 31, 2002                                19.01                 .56                  .13
October 31, 2001                                18.23                 .85                  .89
October 31, 2000 (1)                            18.13                 .79                  .04
December 31, 1999 (7)                           18.36                 .68                 (.31)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                19.04                 .48                  .03
October 31, 2002                                19.02                 .77                  .06
October 31, 2001                                18.24                1.02                  .85
October 31, 2000 (1)                            18.08                 .88                  .07
December 31, 1999 (6)                           18.51                 .80                 (.34)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                19.01                 .52                  .03
October 31, 2002                                18.99                 .80                  .08
October 31, 2001                                18.22                1.07                  .83
October 31, 2000 (1)                            18.03                 .91                  .09
December 31, 1999                               18.46                 .90                 (.36)
December 31, 1998                               18.35                 .99                  .11
--------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
October 31, 2003                                24.68                 .48                  .38
October 31, 2002                                24.49                 .74(f)               .23(f)
October 31, 2001                                22.71                1.06                 1.81
October 31, 2000 (1)                            22.24                 .99                  .41
December 31, 1999 (5)                           24.00                1.03                (1.61)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                24.74                 .67                  .37
October 31, 2002                                24.54                 .92(f)               .24(f)
October 31, 2001                                22.75                1.22                 1.84
October 31, 2000 (1)                            22.23                1.13                  .44
December 31, 1999                               23.92                1.30                (1.65)
December 31, 1998                               24.06                1.32                  .45
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                24.21                 .71                  .36
October 31, 2002                                24.03                 .97(f)               .23(f)
October 31, 2001                                22.31                1.29                 1.75
October 31, 2000 (1)                            21.77                1.16                  .41
December 31, 1999                               23.53                1.31                (1.60)
December 31, 1998                               23.43                1.38                  .47
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM           FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class C
October 31, 2003                               .37              (.34)              --              --
October 31, 2002                               .69              (.72)              --              --
October 31, 2001                              1.74              (.96)              --              --
October 31, 2000 (1)                           .83              (.73)              --              --
December 31, 1999 (7)                          .37              (.60)              --              --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                               .51              (.47)              --              --
October 31, 2002                               .83              (.81)              --              --
October 31, 2001                              1.87             (1.09)              --              --
October 31, 2000 (1)                           .95              (.79)              --              --
December 31, 1999 (6)                          .46              (.89)              --              --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                               .55              (.51)              --              --
October 31, 2002                               .88              (.86)              --              --
October 31, 2001                              1.90             (1.13)              --              --
October 31, 2000 (1)                          1.00              (.81)              --              --
December 31, 1999                              .54              (.97)              --              --
December 31, 1998                             1.10              (.99)              --              --
-------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
October 31, 2003                               .86              (.49)            (.56)             --
October 31, 2002                               .97              (.78)              --              --
October 31, 2001                              2.87             (1.09)              --              --
October 31, 2000 (1)                          1.40              (.93)              --              --
December 31, 1999 (5)                         (.58)            (1.05)            (.13)             --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              1.04              (.66)            (.56)             --
October 31, 2002                              1.16              (.96)              --              --
October 31, 2001                              3.06             (1.27)              --              --
October 31, 2000 (1)                          1.57             (1.05)              --              --
December 31, 1999                             (.35)            (1.21)            (.13)             --
December 31, 1998                             1.77             (1.56)            (.35)             --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              1.07              (.72)            (.56)             --
October 31, 2002                              1.20             (1.02)              --              --
October 31, 2001                              3.04             (1.32)              --              --
October 31, 2000 (1)                          1.57             (1.03)              --              --
December 31, 1999                             (.29)            (1.32)            (.13)           (.02)
December 31, 1998                             1.85             (1.40)            (.35)             --
-------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

 208  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.34)             19.01               1.97              41,644
          (.72)             18.98               3.73              16,294
          (.96)             19.01               9.77               1,709
          (.73)             18.23               4.67                 672
          (.60)             18.13               2.02                 801
-----------------------------------------------------------------------------
          (.47)             19.08               2.70              20,274
          (.81)             19.04               4.53              17,516
         (1.09)             19.02              10.54              17,685
          (.79)             18.24               5.36               9,898
          (.89)             18.08               2.53               8,693
-----------------------------------------------------------------------------
          (.51)             19.05               2.95             958,064
          (.86)             19.01               4.81             599,795
         (1.13)             18.99              10.76             401,137
          (.81)             18.22               5.64             422,884
          (.97)             18.03               3.03             447,590
          (.99)             18.46               6.09             260,539
-----------------------------------------------------------------------------
         (1.05)             24.49               3.58              36,159
          (.78)             24.68               4.11              26,915
         (1.09)             24.49              13.02              15,027
          (.93)             22.71               6.44               7,315
         (1.18)             22.24              (2.47)              4,652
-----------------------------------------------------------------------------
         (1.22)             24.56               4.36              34,339
          (.96)             24.74               4.90              26,985
         (1.27)             24.54              13.87              17,763
         (1.05)             22.75               7.25               5,492
         (1.34)             22.23              (1.51)              3,639
         (1.91)             23.92               7.63               4,703
-----------------------------------------------------------------------------
         (1.28)             24.00               4.63             977,601
         (1.02)             24.21               5.18             783,332
         (1.32)             24.03              14.11             745,020
         (1.03)             22.31               7.40             714,153
         (1.47)             21.77              (1.26)            765,674
         (1.75)             23.53               8.09             808,761
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
-------------------------------------------------------------------------------
           1.56                1.72                1.63               187.92
           1.52                1.70                3.08               163.86
           1.52                1.66                4.72               260.94
           1.64                1.66                5.01                92.31
           1.72                1.72                4.41               177.08
-------------------------------------------------------------------------------
            .80                 .97                2.52               187.92
            .77                 .96                4.04               163.86
            .77                 .91                5.48               260.94
            .89                 .91                5.77                92.31
            .97                 .97                5.05               177.08
-------------------------------------------------------------------------------
            .56                 .72                2.70               187.92
            .52                 .71                4.26               163.86
            .52                 .67                5.76               260.94
            .64                 .66                6.00                92.31
            .74                 .74                5.22               177.08
            .66                 .66                5.37               129.85
-------------------------------------------------------------------------------
           1.69                1.70                1.94               147.44
           1.66                1.66                3.09(f)            156.21
           1.64                1.64                4.53               155.87
           1.62                1.63                5.37               128.88
           1.62                1.62                4.88               152.23
-------------------------------------------------------------------------------
            .94                 .94                2.70               147.44
            .91                 .91                3.85(f)            156.21
            .89                 .89                5.22               155.87
            .87                 .88                6.13               128.88
            .87                 .87                5.49               152.23
            .98                 .98                5.42               216.88
-------------------------------------------------------------------------------
            .69                 .69                2.95               147.44
            .66                 .66                4.11(f)            156.21
            .64                 .65                5.60               155.87
            .62                 .63                6.35               128.88
            .61                 .61                5.78               152.23
            .57                 .57                5.83               216.88
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  209

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
October 31, 2003                                10.03                 .23                 .50
October 31, 2002                                10.20                 .30(f)             (.04)(f)
October 31, 2001                                 9.60                 .46                 .62
October 31, 2000 (1)                             9.47                 .44                 .09
December 31, 1999 (5)                           10.14                 .42                (.63)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                10.03                 .31                 .50
October 31, 2002                                10.21                 .38(f)             (.06)(f)
October 31, 2001                                 9.61                 .53                 .62
October 31, 2000 (1)                             9.47                 .49                 .11
December 31, 1999                               10.10                 .56                (.66)
December 31, 1998 (3)                           10.30                 .16                 .07
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                10.04                 .34                 .50
October 31, 2002                                10.22                 .40(f)             (.05)(f)
October 31, 2001                                 9.61                 .56                 .63
October 31, 2000 (1)                             9.46                 .52                 .08
December 31, 1999                               10.11                 .57                (.65)
December 31, 1998                               10.26                 .60                 .08
--------------------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
October 31, 2003                                21.94                 .58                 .07
October 31, 2002                                21.76                 .60                 .22
October 31, 2001                                20.83                 .68                 .95
October 31, 2000 (1)                            20.45                 .59                 .32
December 31, 1999 (8)                           21.38                 .45                (.84)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                21.99                 .75                 .06
October 31, 2002                                21.81                 .78                 .18
October 31, 2001                                20.87                 .84                 .95
October 31, 2000 (1)                            20.47                 .71                 .33
December 31, 1999 (9)                           21.19                 .50                (.71)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                21.96                 .80                 .07
October 31, 2002                                21.79                 .83                 .18
October 31, 2001                                20.84                 .89                 .96
October 31, 2000 (1)                            20.42                 .75                 .33
December 31, 1999                               21.39                 .84                (.95)
December 31, 1998                               21.19                 .81                 .19
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM           FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-------------------------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
October 31, 2003                               .73             (.22)               --              --
October 31, 2002                               .26             (.43)               --              --
October 31, 2001                              1.08             (.48)               --              --
October 31, 2000 (1)                           .53             (.40)               --              --
December 31, 1999 (5)                         (.21)            (.45)             (.01)             --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                               .81             (.29)               --              --
October 31, 2002                               .32             (.50)               --              --
October 31, 2001                              1.15             (.55)               --              --
October 31, 2000 (1)                           .60             (.46)               --              --
December 31, 1999                             (.10)            (.52)             (.01)             --
December 31, 1998 (3)                          .23             (.20)             (.23)             --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                               .84             (.32)               --              --
October 31, 2002                               .35             (.53)               --              --
October 31, 2001                              1.19             (.58)               --              --
October 31, 2000 (1)                           .60             (.45)               --              --
December 31, 1999                             (.08)            (.56)             (.01)             --
December 31, 1998                              .68             (.60)             (.23)             --
-------------------------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
October 31, 2003                               .65             (.60)               --              --
October 31, 2002                               .82             (.64)               --              --
October 31, 2001                              1.63             (.70)               --              --
October 31, 2000 (1)                           .91             (.53)               --              --
December 31, 1999 (8)                         (.39)            (.54)               --              --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                               .81             (.74)               --              --
October 31, 2002                               .96             (.78)               --              --
October 31, 2001                              1.79             (.85)               --              --
October 31, 2000 (1)                          1.04             (.64)               --              --
December 31, 1999 (9)                         (.21)            (.51)               --              --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                               .87             (.80)               --              --
October 31, 2002                              1.01             (.84)               --              --
October 31, 2001                              1.85             (.90)               --              --
October 31, 2000 (1)                          1.08             (.66)               --              --
December 31, 1999                             (.11)            (.86)               --              --
December 31, 1998                             1.00             (.80)               --              --
-------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

 210  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.22)             10.54               7.37              36,397
          (.43)             10.03               2.71              24,569
          (.48)             10.20              11.58              15,926
          (.40)              9.60               5.77              10,879
          (.46)              9.47              (2.10)              6,666
-----------------------------------------------------------------------------
          (.29)             10.55               8.23              20,975
          (.50)             10.03               3.36              14,017
          (.55)             10.21              12.40              12,675
          (.46)              9.61               6.46               6,182
          (.53)              9.47              (1.08)              3,248
          (.43)             10.10               1.89               2,610
-----------------------------------------------------------------------------
          (.32)             10.56               8.49             886,596
          (.53)             10.04               3.72             595,577
          (.58)             10.22              12.68             622,518
          (.45)              9.61               6.56             593,020
          (.57)              9.46              (0.81)            556,703
          (.83)             10.11               6.79             547,747
-----------------------------------------------------------------------------
          (.60)             21.99               2.98               8,701
          (.64)             21.94               3.84               7,179
          (.70)             21.76               7.95               2,248
          (.53)             20.83               4.53                 780
          (.54)             20.45              (1.82)                474
-----------------------------------------------------------------------------
          (.74)             22.06               3.75               5,849
          (.78)             21.99               4.54               5,051
          (.85)             21.81               8.77               6,398
          (.64)             20.87               5.17               3,445
          (.51)             20.47              (0.99)              2,854
-----------------------------------------------------------------------------
          (.80)             22.03               4.01             144,402
          (.84)             21.96               4.77             148,675
          (.90)             21.79               9.09             140,352
          (.66)             20.84               5.37             129,084
          (.86)             20.42              (0.52)            123,960
          (.80)             21.39               4.82             128,959
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
-------------------------------------------------------------------------------
           1.94                1.95                 2.22              281.71
           1.85                1.85                 3.08(f)           252.09
           1.89                1.89                 4.63              176.44
           1.86                1.90                 5.56              105.03
           1.80                1.84                 4.80              134.11
-------------------------------------------------------------------------------
           1.18                1.19                 3.01              281.71
           1.17                1.17                 3.80(f)           252.09
           1.14                1.14                 5.33              176.44
           1.11                1.15                 6.31              105.03
           1.05                1.11                 5.54              134.11
             --(d)               --(d)                --(d)           334.86
-------------------------------------------------------------------------------
            .94                 .94                 3.22              281.71
            .92                 .92                 4.06(f)           252.09
            .89                 .89                 5.66              176.44
            .86                 .90                 6.54              105.03
            .80                 .86                 5.79              134.11
            .80                 .81                 5.76              334.86
-------------------------------------------------------------------------------
           1.56                1.56                 2.62               37.46
           1.56                1.56                 2.82               39.83
           1.53                1.53                 3.18               31.16
           1.64                1.64                 3.48               38.16
           1.57                1.57                 3.12              119.34
-------------------------------------------------------------------------------
            .81                 .81                 3.37               37.46
            .83                 .83                 3.57               39.83
            .78                 .78                 3.93               31.16
            .89                 .89                 4.08               38.16
            .82                 .82                 3.76              119.34
-------------------------------------------------------------------------------
            .56                 .56                 3.62               37.46
            .57                 .57                 3.84               39.83
            .53                 .53                 4.21               31.16
            .64                 .64                 4.32               38.16
            .57                 .57                 3.99              119.34
            .72                 .72                 3.80               74.42
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  211

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Class C
October 31, 2003                                12.61                (.04)                2.45
October 31, 2002                                15.60                (.06)               (2.93)
October 31, 2001                                20.68                (.10)               (4.98)
October 31, 2000 (1)                            21.17                (.10)                (.39)
December 31, 1999 (10)                          20.92                 .00(e)               .35
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                12.83                 .06                 2.50
October 31, 2002                                15.78                 .05                (2.95)
October 31, 2001 (11)                           20.10                 .03                (4.25)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                12.87                 .10                 2.48
October 31, 2002                                15.81                 .09                (2.95)
October 31, 2001                                20.87                 .08                (5.04)
October 31, 2000 (1)                            21.17                 .08                 (.37)
December 31, 1999                               18.26                 .14                 2.88
December 31, 1998                               13.90                 .10                 4.35
--------------------------------------------------------------------------------------------------
TAX-MANAGED MID & SMALL CAP FUND
Class C
October 31, 2003                                 7.12                (.08)                2.29
October 31, 2002                                 7.88                (.09)                (.67)
October 31, 2001                                11.07                 .12                (3.31)
October 31, 2000 (1)                            10.71                (.10)                 .47
December 31, 1999 (10)                          10.00                 .00(e)               .71
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                 7.28                (.02)                2.36
October 31, 2002                                 8.00                (.03)                (.69)
October 31, 2001 (11)                           10.00                (.01)               (1.99)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                 7.31                 .00(e)              2.37
October 31, 2002                                 8.02                (.01)                (.69)
October 31, 2001                                11.15                 .01                (3.14)
October 31, 2000 (1)                            10.73                 .00(e)               .43
December 31, 1999 (10)                          10.00                 .01                  .72
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM           FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Class C
October 31, 2003                              2.41               --                --              --
October 31, 2002                             (2.99)              --                --              --
October 31, 2001                             (5.08)              --                --              --
October 31, 2000 (1)                          (.49)              --                --              --
December 31, 1999 (10)                         .35             (.10)               --              --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              2.56             (.09)               --              --
October 31, 2002                             (2.90)            (.05)               --              --
October 31, 2001 (11)                        (4.22)            (.10)               --              --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              2.58             (.11)               --              --
October 31, 2002                             (2.86)            (.08)               --              --
October 31, 2001                             (4.96)            (.10)               --              --
October 31, 2000 (1)                          (.29)            (.01)               --              --
December 31, 1999                             3.02             (.11)               --              --
December 31, 1998                             4.45             (.08)             (.01)             --
-------------------------------------------------------------------------------------------------------
TAX-MANAGED MID & SMALL CAP FUND
Class C
October 31, 2003                              2.21               --                --              --
October 31, 2002                              (.76)              --                --              --
October 31, 2001                             (3.19)              --                --              --
October 31, 2000 (1)                           .37             (.01)               --              --
December 31, 1999 (10)                         .71               --                --              --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              2.34               --                --              --
October 31, 2002                              (.72)              --                --              --
October 31, 2001 (11)                        (2.00)              --                --              --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              2.37               --                --              --
October 31, 2002                              (.70)            (.01)               --              --
October 31, 2001                             (3.13)              --                --              --
October 31, 2000 (1)                           .43             (.01)               --              --
December 31, 1999 (10)                         .73               --                --              --
-------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

 212  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --              15.02               19.11             10,022
            --              12.61              (19.17)             7,740
            --              15.60              (24.57)             7,611
            --              20.68               (2.30)             6,596
          (.10)             21.17                2.24                308
-----------------------------------------------------------------------------
          (.09)             15.30               20.04              4,743
          (.05)             12.83              (18.47)             2,618
          (.10)             15.78              (21.10)             3,359
-----------------------------------------------------------------------------
          (.11)             15.34               20.24            307,458
          (.08)             12.87              (18.21)           345,335
          (.10)             15.81              (23.86)           448,557
          (.01)             20.87               (1.39)           674,460
          (.11)             21.17               16.57            566,001
          (.09)             18.26               32.08            305,452
-----------------------------------------------------------------------------
            --               9.33               31.04              5,025
            --               7.12               (9.65)             3,450
            --               7.88              (28.88)             2,688
          (.01)             11.07                3.52              2,414
            --              10.71                7.10                222
-----------------------------------------------------------------------------
            --               9.62               32.14                850
            --               7.28               (9.00)               885
            --               8.00              (20.00)               837
-----------------------------------------------------------------------------
            --               9.68               32.42            106,738
          (.01)              7.31               (8.77)            82,523
            --               8.02              (28.14)            90,095
          (.01)             11.15                4.08            105,630
            --              10.73                7.30             29,053
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
-------------------------------------------------------------------------------
           1.94                1.94                 (.30)             127.47
           1.91                1.91                 (.40)              65.39
           1.88                1.88                 (.56)              52.57
           1.86                1.86                 (.58)              43.48
           1.57                1.57                 (.28)              48.35
-------------------------------------------------------------------------------
           1.19                1.19                  .46              127.47
           1.16                1.16                  .36               65.39
           1.15                1.15                  .16               52.57
-------------------------------------------------------------------------------
            .94                 .94                  .71              127.47
            .91                 .91                  .58               65.39
            .88                 .88                  .45               52.57
            .86                 .86                  .46               43.48
            .85                 .85                  .71               48.35
            .99                 .99                  .61               50.59
-------------------------------------------------------------------------------
           2.25                2.49                (1.06)              81.91
           2.25                2.53                (1.12)              89.13
           2.25                2.54                 (.93)             105.31
           2.25                2.77                (1.05)              71.20
           2.18                8.78                  .73                3.33
-------------------------------------------------------------------------------
           1.50                1.74                 (.31)              81.91
           1.50                1.78                 (.37)              89.13
           1.50                1.84                 (.16)             105.31
-------------------------------------------------------------------------------
           1.25                1.49                 (.06)              81.91
           1.25                1.53                 (.13)              89.13
           1.25                1.54                  .07              105.31
           1.25                1.85                 (.04)              71.20
           1.25                7.95                 1.92                3.33
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  213

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
October 31, 2003                                 5.23                (.09)                1.71
October 31, 2002                                 6.65                (.10)               (1.32)
October 31, 2001 (12)                           10.00                (.08)               (3.27)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                 5.31                (.04)                1.76
October 31, 2002                                 6.68                (.04)               (1.33)
October 31, 2001 (12)                           10.00                (.02)               (3.30)
--------------------------------------------------------------------------------------------------
Class I
October 31, 2003                                 5.35                (.02)                1.77
October 31, 2002                                 6.71                (.02)               (1.34)
October 31, 2001 (12)                           10.00                  --(e)             (3.29)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                 5.34                (.02)                1.76
October 31, 2002                                 6.71                (.02)               (1.35)
October 31, 2001 (12)                           10.00                  --(e)             (3.29)
--------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
October 31, 2003                                 7.41                (.01)                1.58
October 31, 2002                                 8.51                (.02)               (1.07)
October 31, 2001 (12)                           10.00                  --(e)             (1.48)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                 7.46                 .06                 1.58
October 31, 2002                                 8.53                 .06                (1.07)
October 31, 2001 (12)                           10.00                 .05                (1.48)
--------------------------------------------------------------------------------------------------
Class I
October 31, 2003                                 7.46                 .08                 1.61
October 31, 2002                                 8.54                 .08                (1.07)
October 31, 2001 (12)                           10.00                 .09                (1.48)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                 7.45                 .07                 1.60
October 31, 2002                                 8.53                 .07                (1.07)
October 31, 2001 (12)                           10.00                 .08                (1.48)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM           FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
October 31, 2003                              1.62               --                --              --
October 31, 2002                             (1.42)              --                --              --
October 31, 2001 (12)                        (3.35)              --                --              --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              1.72               --                --              --
October 31, 2002                             (1.37)              --                --              --
October 31, 2001 (12)                        (3.32)              --                --              --
-------------------------------------------------------------------------------------------------------
Class I
October 31, 2003                              1.75               --                --              --
October 31, 2002                             (1.36)              --                --              --
October 31, 2001 (12)                        (3.29)              --                --              --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              1.74               --                --              --
October 31, 2002                             (1.37)              --                --              --
October 31, 2001 (12)                        (3.29)              --                --              --
-------------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
October 31, 2003                              1.57             (.01)               --              --
October 31, 2002                             (1.09)            (.01)               --              --
October 31, 2001 (12)                        (1.48)            (.01)               --              --
-------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              1.64             (.05)               --              --
October 31, 2002                             (1.01)            (.06)               --              --
October 31, 2001 (12)                        (1.43)            (.04)               --              --
-------------------------------------------------------------------------------------------------------
Class I
October 31, 2003                              1.69             (.08)               --              --
October 31, 2002                              (.99)            (.09)               --              --
October 31, 2001 (12)                        (1.39)            (.07)               --              --
-------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              1.67             (.07)               --              --
October 31, 2002                             (1.00)            (.08)               --              --
October 31, 2001 (12)                        (1.40)            (.07)               --              --
-------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

 214  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --               6.85               31.17              3,265
            --               5.23              (21.35)             1,341
            --               6.65              (33.50)             1,017
-----------------------------------------------------------------------------
            --               7.03               32.39              4,865
            --               5.31              (20.51)             2,814
            --               6.68              (33.20)             2,714
-----------------------------------------------------------------------------
            --               7.10               32.71             32,003
            --               5.35              (20.27)            18,150
            --               6.71              (32.90)            21,044
-----------------------------------------------------------------------------
            --               7.08               32.58             42,421
            --               5.34              (20.42)            24,389
            --               6.71              (32.90)            24,072
-----------------------------------------------------------------------------
          (.01)              8.97               21.19              9,972
          (.01)              7.41              (12.82)             2,061
          (.01)              8.51              (14.76)             1,844
-----------------------------------------------------------------------------
          (.05)              9.05               22.01              7,778
          (.06)              7.46              (11.86)             3,314
          (.04)              8.53              (14.33)             3,155
-----------------------------------------------------------------------------
          (.08)              9.07               22.60             74,600
          (.09)              7.46              (11.72)            35,169
          (.07)              8.54              (13.92)            28,983
-----------------------------------------------------------------------------
          (.07)              9.05               22.53            128,383
          (.08)              7.45              (11.78)            31,806
          (.07)              8.53              (14.04)            31,288
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
--------------------------------------------------------------------------------
           2.20                2.74                (1.57)             149.76
           2.11                2.82                (1.53)             212.37
           2.17                2.97                (1.32)             169.36
--------------------------------------------------------------------------------
           1.26                1.79                 (.62)             149.76
           1.16                1.87                 (.58)             212.37
           1.29                2.05                 (.45)             169.36
--------------------------------------------------------------------------------
            .93                1.58                 (.31)             149.76
            .89                1.65                 (.31)             212.37
            .89                1.75                 (.03)             169.36
--------------------------------------------------------------------------------
           1.03                1.56                 (.40)             149.76
            .97                1.68                 (.39)             212.37
            .94                1.74                 (.09)             169.36
--------------------------------------------------------------------------------
           2.15                2.42                 (.12)             105.71
           2.00                2.40                 (.27)              92.95
           2.00                2.64                  .00               71.75
--------------------------------------------------------------------------------
           1.21                1.48                  .77              105.71
           1.04                1.43                  .70               92.95
           1.25                1.85                  .76               71.75
--------------------------------------------------------------------------------
            .90                1.23                 1.12              105.71
            .79                1.22                  .95               92.95
            .79                1.48                 1.25               71.75
--------------------------------------------------------------------------------
           1.01                1.28                 1.03              105.71
            .87                1.27                  .86               92.95
            .86                1.50                 1.18               71.75
--------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  215

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------
(1)   For the ten months ended October 31, 2000.
(2)   For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(3)   For the period September 11, 1998 (commencement of sale) to December 31,
      1998.
(4)   For the period September 22, 1998 (commencement of sale) to December 31,
      1998.
(5)   For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(6)   For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(7)   For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(8)   For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(9)   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(10) For the period December 1, 1999 (commencement of operations) to December 31, 1999.
(11)  For the period December 6, 2000 (commencement of sale) to October 31,
      2001.
(12) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) The ratio for the period ended December 31, 1998 is not meaningful due to the Class's short period of operation.
(e)   Less than $.01 per share.
(f) As a result of a revision to reflect accretion of market discount or premium, ceratin amounts for the fiscal year ended October 31, 2002 have been reclassified from what was previously reported. The reclassification has no impact on the net assets of the fund. The impact of this change is as follows:

                                                                                              RATIO OF NET
                                                                            NET REALIZED    INVESTMENT INCOME
                                                          NET INVESTMENT   AND UNREALIZED      TO AVERAGE
                                                          INCOME (LOSS)     GAIN (LOSS)        NET ASSETS
                                                                $                $                  %
      -------------------------------------------------------------------------------------------------------
      Diversified Bond Class C                                      .02             (.02)               .07
      Diversified Bond Class E                                      .01             (.01)               .07
      Diversified Bond Class S                                      .02             (.02)               .07
      Multi Strategy Bond Class C                                  (.03)             .03               (.26)
      Multi Strategy Bond Class E                                  (.02)             .02               (.22)
      Multi Strategy Bond Class S                                  (.02)             .02               (.21)

 216  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(o)   Forward commitment.
(p) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(O)   In default.
(a) Currency totaling $300,000 were held as collateral in connection with futures contracts purchased (sold).
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(Y) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

ABBREVIATIONS:


ADR     -   American Depositary Receipt
GDR     -   Global Depositary Receipt
ADS     -   American Depositary Share
CMO     -   Collateralized Mortgage Obligation
CVO     -   Contingent Value Obligation
            Represents private placement security for qualified buyers
144A    -   according to rule 144A of the Securities Act of 1933.
GDS     -   Global Depositary Share
LIBOR   -   London Interbank Offered Rate
PIK     -   Payment in Kind
FDIC    -   Federal Deposit Insurance Company
REMIC   -   Real Estate Mortgage Investment Conduit
            Separate Trading of Registered Interest and Principal of
STRIP   -   Securities
TBA     -   To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRL - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD - Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnamese dong
   EGP - Egyptian pound                    NZD - New Zealand Dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   GBP - British pound sterling            PHP - Philippine peso

                                           Notes to Statement of Net Assets  217

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on fourteen Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, if there were no sales on that day, at the last reported price, on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Futures contracts are valued on the basis of the last sale price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-Term Investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the U.S. markets. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the U.S. Markets and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

 218  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Reclassification of Financial Information

   As a result of a revision to reflect accretion of market discount or premium, certain amounts for the fiscal year ended October 31, 2002 have been reclassified from what was previously reported as follows: net investment income for the Diversified Bond Fund increased $758,964 with a corresponding decrease to net unrealized gain (loss); net investment income for the Multistrategy Bond Fund decreased $293,526 with a corresponding increase to net unrealized gain (loss); and net investment income for the Short-Term Bond Fund increased $485,704 with a corresponding decrease to net unrealized gain
   (loss). These reclassifications have not impact on the net asset of the funds.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the international Funds and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, capital loss carryforwards and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds offer the following classes of shares: Class C, Class E, Class I and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

                                              Notes to Financial Statements  219

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Term Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at October 31, 2003 are presented on the Statement of Net Assets for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The

 220  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures contracts to equitize liquidity reserve balances. The fixed income Funds may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Emerging Markets, Diversified Equity, Special Growth, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value, International Securities, Diversified Bond, Multistrategy Bond and Short Term Bond Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a

                                              Notes to Financial Statements  221

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended October 31, 2003, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

         FUNDS                PURCHASES             SALES
---------------------------------------------------------------
Diversified Equity        $   1,477,699,878   $   1,231,590,236
Special Growth                  714,133,123         785,819,506
Quantitative Equity           1,615,864,774       1,369,625,683
International Securities        842,510,413         599,969,571
Emerging Markets                279,420,590         281,716,544
Real Estate Securities          388,835,878         319,723,449
Short Term Bond                 522,709,453         411,246,594
Diversified Bond                543,215,411         474,624,450

---------------------------------------------------------------
         FUNDS                PURCHASES             SALES
Multistrategy Bond        $     879,525,220   $     924,634,071
Tax Exempt Bond                  57,453,733          65,061,721
Tax-Managed Large Cap           394,784,487         494,304,740
Tax-Managed Mid & Small
   Cap                           72,529,312          72,656,843
Select Growth                    98,402,199          81,001,915
Select Value                    194,229,528          85,304,448

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                   FUNDS                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Short Term Bond                        $       962,901,032   $       885,409,153
   Diversified Bond                             1,057,883,046           955,281,238
   Multistrategy Bond                           1,117,220,417           964,793,379

   Written Options Contracts
   Fund transactions in written options contracts for the period ended October 31, 2003 were as follows:

                                                  INTERNATIONAL SECURITIES                          DIVERSIFIED BOND
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2002                          157    $         2,986,896                     --    $                --
   Opened                                              1,216             22,282,660                    419                233,360
   Closed                                             (1,215)           (24,629,790)                  (224)              (139,598)
   Expired                                                --                     --                    (69)               (20,226)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding October 31, 2003                          158    $           639,766                    126    $            73,536
                                         ===================    ===================    ===================    ===================

 222  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                      EMERGING MARKETS                             MULTISTRATEGY BOND
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2002                          415    $           534,517                    398    $           604,594
   Opened                                              1,733              3,334,544                    151                104,442
   Closed                                             (1,851)            (3,010,359)                  (130)              (107,383)
   Expired                                                --                     --                   (323)              (202,094)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding October 31, 2003                          297    $           858,702                     96    $           399,559
                                         ===================    ===================    ===================    ===================

                                                         SHORT TERM BOND
                                            ------------------------------------------
                                                 NUMBER OF              PREMIUMS
                                                 CONTRACTS              RECEIVED
   -----------------------------------------------------------------------------------
   Outstanding October 31, 2002                              --    $                --
   Opened                                                    58                 81,877
   Closed                                                    (9)                (1,373)
   Expired                                                  (47)               (31,995)
                                            -------------------    -------------------
   Outstanding October 31, 2003                               2    $            48,509
                                            ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of October 31, 2003, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                               VALUE OF          VALUE OF CASH
         FUNDS            SECURITIES ON LOAN      COLLATERAL
----------------------------------------------------------------
Diversified Equity        $     117,452,384    $     114,051,711
Special Growth                  205,661,774          210,903,156
Quantitative Equity              55,462,062           51,783,185
International Securities        105,240,307          108,496,700
Real Estate Securities           50,762,547           51,923,390
Short Term Bond                     106,640              110,250
Diversified Bond                237,464,575          243,565,241

----------------------------------------------------------------
                               VALUE OF          VALUE OF CASH
         FUNDS            SECURITIES ON LOAN      COLLATERAL
Multistrategy Bond        $     107,356,024    $     109,599,200
Tax -Managed Large Cap           10,524,430           10,251,837
Tax-Managed Mid & Small
   Cap                           33,742,536           34,549,172
Select Growth                    24,255,091           24,222,157
Select Value                     30,883,029           31,246,931

                                              Notes to Financial Statements  223

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   As of October 31, 2003, the cash collateral received for the securities on loan are invested as follows:

                                                 STATE STREET
                                              SECURITIES LENDING
         FUNDS            FRIC MONEY MARKET   QUALITY TRUST (1)
----------------------------------------------------------------
Diversified Equity        $      46,703,310   $      67,610,422
Special Growth                   86,363,243         125,024,441
Quantitative Equity              21,204,821          30,697,330
International Securities         44,428,576          64,317,384
Real Estate Securities           21,262,234          30,780,444
Short Term Bond                      45,147              65,357
Diversified Bond                 98,590,659         142,725,558

----------------------------------------------------------------
                                                 STATE STREET
                                              SECURITIES LENDING
         FUNDS            FRIC MONEY MARKET   QUALITY TRUST (1)
Multistrategy Bond        $      44,880,041   $      64,970,951
Tax-Managed Large Cap             4,198,049           6,077,340
Tax-Managed Mid & Small
   Cap                           14,147,624          20,480,921
Select Growth                     9,918,789          14,359,015
Select Value                     12,795,381          18,523,336

   (1) The State Street Securities Lending Quality Trust investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

   As of October 31, 2003, the non-cash collateral received for the securities on loan in the following funds was:

                                    NON-CASH COLLATERAL
                FUNDS                      VALUE             NON-CASH COLLATERAL HOLDING
   ---------------------------------------------------------------------------------------
   Diversified Equity                $       6,329,925     Irrevocable letters of credit
   Special Growth                              471,280     Irrevocable letters of credit
   Quantitative Equity                       5,048,356     Irrevocable letters of credit
                                                           Pool of US Government
   International Securities                  1,348,238     securities
   Tax-Managed Large Cap                       525,000     Irrevocable letter of credit
   Select Growth                                14,850     Irrevocable letters of credit
                                                           Pool of US Government
   Select Growth                               621,717     securities
   Select Value                                372,960     Irrevocable letters of credit

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), in the Frank Russell Investment Company Money Market and Tax Free Money Market Funds (series of the Investment Company not presented herein). As of October 31, 2003, $748,426,737 of the Money Market Fund's net assets and $6,668,984 of the Tax Free Money Market Fund's net assets represents investments by these Funds and $324,564,368 of the money market funds' net assets represents the investments of other affiliated Funds not presented herein.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $59,458,371 and $4,270,922, respectively, for the period ended October 31, 2003.

                                         ANNUAL RATE
                                  ADVISOR       ADMINISTRATOR
--------------------------------------------------------------
Diversified Equity                   .73%            .05%
Special Growth                       .90             .05
Quantitative Equity                  .73             .05
International Securities             .90             .05
Emerging Markets                    1.15             .05
Real Estate Securities               .80             .05
Short Term Bond                      .45             .05

--------------------------------------------------------------
                                         ANNUAL RATE
                                  ADVISOR       ADMINISTRATOR
Diversified Bond                     .40%            .05%
Multistrategy Bond                   .60             .05
Tax Exempt Bond                      .30             .05
Tax-Managed Large Cap                .70             .05
Tax-Managed Mid & Small Cap          .98             .05
Select Growth                        .80             .05
Select Value                         .70             .05

 224  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   The Advisor has contractually agreed to waive up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Mid & Small Cap Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 1.20% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended October 31, 2003 was $221,976. There were no reimbursements for the period ended October 31, 2003.

   The Advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended October 31, 2003 was $1,336,988. There were no reimbursements for the period ended October 31, 2003.

   For the Select Growth Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended October 31, 2003 was $309,865. There were no reimbursements for the period ended October 31, 2003.

   For the Select Value Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended October 31, 2003 was $214,306. There were no reimbursements for the period ended October 31, 2003.

   Special Service Charge

   In accordance with a special servicing agreement entered into in February 1999 by the Advisor and approved annually by the Funds' Board of Trustees, the Fund of Funds (a group of five LifePoints Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds" in which the Fund of Funds invest. Expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds act as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by significantly reducing the number of shareholder accounts that need to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only execute one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   For the period ended October 31, 2003, the special servicing expense charged to the Underlying Funds amounted to:

                                      AMOUNT
        UNDERLYING FUNDS               PAID
------------------------------------------------
Diversified Equity                $      898,711
Special Growth                           279,579
Quantitative Equity                      923,735
International Securities                 801,367
Emerging Markets                         174,506
Real Estate Securities                   259,276

------------------------------------------------
                                      AMOUNT
        UNDERLYING FUNDS               PAID
Short Term Bond                   $      596,712
Diversified Bond                         720,003
Multistrategy Bond                       542,556
Tax-Managed Large Cap                    104,214
Tax-Managed Mid & Small Cap               31,264

                                              Notes to Financial Statements  225

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended October 31, 2003 the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                      AMOUNT
             FUNDS                     PAID
------------------------------------------------
Diversified Equity                $          806
Special Growth                             1,317
Quantitative Equity                          637
International Securities                   1,842
Emerging Markets                           2,097
Real Estate Securities                       448
Short Term Bond                            9,879

------------------------------------------------
                                      AMOUNT
             FUNDS                     PAID
Diversified Bond                  $        8,852
Multistrategy Bond                        12,870
Tax Exempt Bond                              778
Tax-Managed Large Cap                        253
Tax-Managed Mid & Small Cap                  169
Select Growth                                115
Select Value                                 327

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the period ended October 31, 2003 were $204,070.
   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds reported herein for the period ended October 31, 2003 were $11,632,807.

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waivers for the period ended October 31, 2003 were as follows:

                                               TA FEE
                   FUND                    WAIVER AMOUNT
   -------------------------------------------------------
   Real Estate Securities                 $         45,543
   Select Growth                                    26,568
   Select Value                                     17,717

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

 226  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended October 31, 2003 were as follows:

              FUNDS                    AMOUNT
-------------------------------------------------
Diversified Equity                 $       39,840
Special Growth                             38,821
Quantitative Equity                         4,374
International Securities                   81,256
Emerging Markets                           42,435

-------------------------------------------------
              FUNDS                    AMOUNT
Real Estate Securities             $       33,451
Tax-Managed Large Cap                       6,150
Tax-Managed Mid & Small Cap                 8,793
Select Growth                               8,376
Select Value                               12,460

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   At October 31, 2003, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                FUNDS                      10/31/04           10/31/05           10/31/06           10/31/07
----------------------------------------------------------------------------------------------------------------
   Diversified Equity                  $             --   $             --   $             --   $             --
   Quantitative Equity                               --                 --                 --                 --
   International Securities                          --                 --                 --                 --
   Emerging Markets                                  --                 --         50,206,158         30,325,300
   Real Estate Securities                            --                 --                 --                 --
   Short Term Bond                                   --                 --                 --                 --
   Tax Exempt Bond                                   --                 --                 --                 --
   Tax-Managed Large Cap                             --                 --            456,687            716,803
   Tax-Managed Mid & Small Cap                       --                 --                 --                 --
   Select Growth                                     --                 --                 --                 --
   Select Value                                      --                 --                 --         18,997,330

                                              Notes to Financial Statements  227

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

                FUNDS                      10/31/08           10/31/09           10/31/10           10/31/11            TOTALS
-----------------------------------------------------------------------------------------------------------------------------------
   Diversified Equity                  $             --   $    172,665,373   $    142,748,135   $      7,114,511   $    322,528,019
   Quantitative Equity                               --        111,873,333        119,241,118          9,890,542        241,004,993
   International Securities                          --        130,311,494        114,932,732         27,880,979        273,125,205
   Emerging Markets                           6,163,374         62,678,057         24,430,000                 --        173,802,889
   Real Estate Securities                            --                 --                 --            482,634            482,634
   Short Term Bond                            2,566,255                 --                 --                 --          2,566,255
   Tax Exempt Bond                              959,198                 --                 --                 --            959,198
   Tax-Managed Large Cap                     15,494,001         40,037,533         59,069,223                 --        115,774,247
   Tax-Managed Mid & Small Cap                6,256,218         17,757,128         14,180,832                 --         38,194,178
   Select Growth                                     --         15,155,988         14,206,106            245,281         29,607,375
   Select Value                                 451,724          6,893,154         10,022,818            972,824         37,337,850

   At October 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                                                              INTERNATIONAL
                                DIVERSIFIED EQUITY   SPECIAL GROWTH   QUANTITATIVE EQUITY      SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments          $   1,263,394,771    $  531,378,224    $   1,348,252,406    $   1,084,609,433
                                =================    ==============    =================    =================
   Unrealized Appreciation            289,519,856       165,533,318          316,656,860          244,071,747
   Unrealized Depreciation             (8,878,822)       (8,451,151)          (8,855,425)         (17,836,152)
                                -----------------    --------------    -----------------    -----------------
   Net Unrealized Appreciation
     (Depreciation)             $     280,641,034    $  157,082,167    $     307,801,435    $     226,235,595
                                =================    ==============    =================    =================
   Undistributed Ordinary
     Income                     $         840,216    $           --    $         838,823    $      27,365,338
   Undistributed Long-Term
     Capital Gains                                   $   18,185,159
   (Capital Loss Carryforward)  $    (322,528,019)   $           --    $    (241,004,993)   $    (273,125,205)
   Tax Composition of
     Distributions:
   Ordinary Income              $       6,080,807    $           --    $       7,690,256    $      10,511,565
   Long-Term Capital Gains      $              --    $           --    $              --    $              --
   Tax Return of Capital        $              --    $           --    $              --    $              --

                                                       REAL ESTATE
                                  EMERGING MARKETS      SECURITIES      SHORT TERM BOND    DIVERSIFIED BOND    MULTISTRATEGY BOND
---------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments            $     285,244,368   $  631,274,313   $   1,046,121,923   $   1,275,767,246   $   1,121,971,426
                                  =================   ==============   =================   =================   =================
   Unrealized Appreciation              133,920,432      242,199,814           3,021,162             950,247          17,323,467
   Unrealized Depreciation              (13,747,559)         (11,233)         (1,068,667)         (3,518,189)         (5,242,804)
                                  -----------------   --------------   -----------------   -----------------   -----------------
   Net Unrealized Appreciation
     (Depreciation)               $     120,172,873   $  242,188,581   $       1,952,495   $      (2,567,942)  $      12,080,663
                                  =================   ==============   =================   =================   =================
   Undistributed Ordinary Income  $      11,551,998   $    3,364,197   $         514,823   $      15,176,085   $      18,375,489
   Undistributed Long-Term
     Capital Gains                                                                         $      11,068,203   $       3,251,015
   (Capital Loss Carryforward)    $    (173,802,889)  $     (482,634)  $      (2,566,255)  $              --   $              --
   Tax Composition of
     Distributions:
   Ordinary Income                $       1,312,002   $   32,062,258   $      20,534,647   $      43,315,525   $      21,988,982
   Long-Term Capital Gains        $              --   $    2,604,238   $              --   $       4,119,779   $              --
   Tax Return of Capital          $              --   $           --   $              --   $              --   $              --

 228  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                 TAX-MANAGED LARGE     TAX-MANAGED
                               TAX EXEMPT BOND          CAP          MID & SMALL CAP   SELECT GROWTH     SELECT VALUE
----------------------------------------------------------------------------------------------------------------------
   Cost of Investments         $  149,662,168    $     274,886,489   $   90,004,969    $   67,946,593   $  204,782,035
                               ==============    =================   ==============    ==============   ==============
   Unrealized Appreciation          7,180,218           53,511,575       25,738,943        15,261,613       19,541,852
   Unrealized Depreciation           (269,895)          (4,813,252)      (2,811,385)         (661,118)      (1,646,120)
                               --------------    -----------------   --------------    --------------   --------------
   Net Unrealized
     Appreciation
     (Depreciation)            $    6,910,323    $      48,698,323   $   22,927,558    $   14,600,495   $   17,895,732
                               ==============    =================   ==============    ==============   ==============
   Undistributed Ordinary
     Income                    $      307,070    $       1,266,468   $           --    $           --   $      123,720
   Undistributed Long-Term
     Capital Gains (Capital
     Loss Carryforward)        $     (959,198)   $    (115,774,247)  $  (38,194,178)   $  (29,607,375)  $  (37,337,849)
   Tax Composition of
     Distributions:
   Ordinary Income             $    5,662,278    $       2,893,993   $           --    $           --   $      684,598
   Long-Term Capital Gains     $           --    $              --   $           --    $           --   $           --
   Tax Return of Capital       $           --    $              --   $           --    $           --   $           --

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended October 31, were as follows:

                                                                 SHARES                                  DOLLARS
   DIVERSIFIED EQUITY                                   2003                2002                2003                2002
      Class C
      Proceeds from shares sold                                 918                 733   $          29,738   $          25,048
      Proceeds from reinvestment of
         distributions                                           --                  --                   1                  --
      Payments for shares redeemed                             (254)               (188)             (8,024)             (6,322)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             664                 545              21,715              18,726
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 324                 366              10,798              12,768
      Proceeds from reinvestment of
         distributions                                            3                   2                  84                  65
      Payments for shares redeemed                             (166)               (256)             (5,479)             (9,365)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             161                 112               5,403               3,468
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              15,421              10,044             508,916             359,678
      Proceeds from reinvestment of
         distributions                                           99                 111               3,277               3,802
      Payments for shares redeemed                           (7,870)             (9,675)           (256,567)           (342,664)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 7,650                 480             255,626              20,816
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               8,475               1,137   $         282,744   $          43,010
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  229

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   SPECIAL GROWTH                                       2003                2002                2003                2002
      Class C
      Proceeds from shares sold                                 336                 327   $          12,846   $          12,614
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (116)                (85)             (4,329)             (3,275)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   220                 242               8,517               9,339
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 144                 174               5,861               6,838
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (144)               (123)             (6,167)             (5,032)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    --                  51                (306)              1,806
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               4,627               4,651             184,124             190,277
      Proceeds from reinvestment of
         distributions                                           --                   1                  --                  28
      Payments for shares redeemed                           (6,750)             (5,503)           (274,424)           (227,815)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (2,123)               (851)            (90,300)            (37,510)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (1,903)               (558)  $         (82,089)  $         (26,365)
                                                  =================   =================   =================   =================

   QUANTITATIVE EQUITY
      Class C
      Proceeds from shares sold                               1,057                 858   $          30,240   $          25,737
      Proceeds from reinvestment of
         distributions                                           --                  --                  10                  --
      Payments for shares redeemed                             (304)               (216)             (8,469)             (6,311)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   753                 642              21,781              19,426
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 410                 465              11,848              14,135
      Proceeds from reinvestment of
         distributions                                            4                   4                 110                 106
      Payments for shares redeemed                             (212)               (250)             (6,243)             (7,871)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   202                 219               5,715               6,370
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              18,665              14,318             541,077             446,066
      Proceeds from reinvestment of
         distributions                                          145                 178               4,204               5,494
      Payments for shares redeemed                          (10,800)            (11,938)           (308,827)           (371,353)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 8,010               2,558             236,454              80,207
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               8,965               3,419   $         263,950   $         106,003
                                                  =================   =================   =================   =================

 230  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   INTERNATIONAL SECURITIES                             2003                2002                2003                2002
      Class C
      Proceeds from shares sold                                 687                 396   $          27,986   $          17,216
      Proceeds from reinvestment of
         distributions                                            3                  --                 121                  --
      Payments for shares redeemed                             (286)               (108)            (11,309)             (4,633)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   404                 288              16,798              12,583
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 339                 203              13,969               9,160
      Proceeds from reinvestment of
         distributions                                            4                  --                 174                  --
      Payments for shares redeemed                             (231)               (128)             (9,667)             (5,907)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   112                  75               4,476               3,253
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              10,820               7,776             453,336             350,497
      Proceeds from reinvestment of
         distributions                                          147                  --               5,776                  --
      Payments for shares redeemed                           (5,597)             (6,170)           (234,559)           (280,875)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,370               1,606             224,553              69,622
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               5,886               1,969   $         245,827   $          85,458
                                                  =================   =================   =================   =================

   EMERGING MARKETS
      Class C
      Proceeds from shares sold                               1,750                 518   $          14,145   $           4,232
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (1,316)               (144)            (10,531)             (1,106)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   434                 374               3,614               3,126
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 919                 561               7,634               4,516
      Proceeds from reinvestment of
         distributions                                            1                  --                  10                  --
      Payments for shares redeemed                             (921)               (678)             (7,838)             (5,731)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    (1)               (117)               (194)             (1,215)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              13,237              12,590             110,203             105,456
      Proceeds from reinvestment of
         distributions                                          112                  62                 885                 495
      Payments for shares redeemed                          (13,605)            (16,003)           (115,494)           (133,839)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (256)             (3,351)             (4,406)            (27,888)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 177              (3,094)  $            (986)  $         (25,977)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  231

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   REAL ESTATE SECURITIES                               2003                2002                2003                2002
      Class C
      Proceeds from shares sold                                 471                 448   $          14,334   $          12,958
      Proceeds from reinvestment of
         distributions                                           29                  18                 873                 526
      Payments for shares redeemed                             (127)                (86)             (3,737)             (2,477)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   373                 380              11,470              11,007
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 202                 166               6,382               4,841
      Proceeds from reinvestment of
         distributions                                           19                  22                 585                 639
      Payments for shares redeemed                             (134)               (210)             (4,089)             (6,140)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    87                 (22)              2,878                (660)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               8,676               7,571             266,549             222,014
      Proceeds from reinvestment of
         distributions                                          746               1,018              22,895              29,793
      Payments for shares redeemed                           (7,603)             (8,581)           (229,269)           (252,176)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,819                   8              60,175                (369)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,279                 366   $          74,523   $           9,978
                                                  =================   =================   =================   =================

   SHORT TERM BOND
      Class C
      Proceeds from shares sold                               2,032                 891   $          38,752   $          16,803
      Proceeds from reinvestment of
         distributions                                           22                  14                 412                 259
      Payments for shares redeemed                             (721)               (137)            (13,733)             (2,578)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,333                 768              25,431              14,484
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 659                 615              12,587              11,601
      Proceeds from reinvestment of
         distributions                                           21                  35                 397                 655
      Payments for shares redeemed                             (537)               (660)            (10,255)            (12,475)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   143                 (10)              2,729                (219)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              33,169              21,889             632,686             412,350
      Proceeds from reinvestment of
         distributions                                          611                 853              11,625              15,967
      Payments for shares redeemed                          (15,043)            (12,307)           (287,186)           (231,654)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                18,737              10,435             357,125             196,663
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              20,213              11,193   $         385,285   $         210,928
                                                  =================   =================   =================   =================

 232  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   DIVERSIFIED BOND                                     2003                2002                2003                2002
      Class C
      Proceeds from shares sold                                 700                 669   $          17,196   $          16,148
      Proceeds from reinvestment of
         distributions                                           48                  22               1,156                 529
      Payments for shares redeemed                             (361)               (214)             (8,833)             (5,163)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   387                 477               9,519              11,514
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 750                 679              18,440              16,450
      Proceeds from reinvestment of
         distributions                                           58                  33               1,421                 800
      Payments for shares redeemed                             (501)               (346)            (12,285)             (8,363)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   307                 366               7,576               8,887
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              20,002              11,083             480,706             261,165
      Proceeds from reinvestment of
         distributions                                          952                 718              22,638              16,908
      Payments for shares redeemed                          (12,585)            (10,445)           (303,165)           (246,385)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 8,369               1,356             200,179              31,688
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               9,063               2,199   $         217,274   $          52,089
                                                  =================   =================   =================   =================

   MULTISTRATEGY BOND
      Class C
      Proceeds from shares sold                               1,666               1,253   $          17,358   $          12,415
      Proceeds from reinvestment of
         distributions                                           57                  75                 590                 740
      Payments for shares redeemed                             (720)               (438)             (7,482)             (4,355)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,003                 890              10,466               8,800
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 938                 611               9,804               6,043
      Proceeds from reinvestment of
         distributions                                           41                  67                 421                 665
      Payments for shares redeemed                             (388)               (522)             (4,023)             (5,204)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   591                 156               6,202               1,504
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              40,061              16,474             419,242             162,935
      Proceeds from reinvestment of
         distributions                                        1,056               2,092              10,872              20,701
      Payments for shares redeemed                          (16,456)            (20,174)           (170,784)           (200,248)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                24,661              (1,608)            259,330             (16,612)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              26,255                (562)  $         275,998   $          (6,308)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  233

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   TAX EXEMPT BOND                                      2003                2002                2003                2002
      Class C
      Proceeds from shares sold                                 212                 253   $           4,651   $           5,499
      Proceeds from reinvestment of
         distributions                                            9                   4                 208                  88
      Payments for shares redeemed                             (152)                (33)             (3,348)               (713)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    69                 224               1,511               4,874
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 156                 125               3,434               2,699
      Proceeds from reinvestment of
         distributions                                            8                   8                 181                 176
      Payments for shares redeemed                             (129)               (197)             (2,851)             (4,273)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    35                 (64)                764              (1,398)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,197               3,345              48,457              72,303
      Proceeds from reinvestment of
         distributions                                          211                 241               4,639               5,206
      Payments for shares redeemed                           (2,623)             (3,259)            (57,874)            (70,460)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (215)                327              (4,778)              7,049
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                (111)                487   $          (2,503)  $          10,525
                                                  =================   =================   =================   =================

   TAX-MANAGED LARGE CAP
      Class C
      Proceeds from shares sold                                 189                 299   $           2,569   $           4,483
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (136)               (173)             (1,843)             (2,596)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    53                 126                 726               1,887
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 130                 121               1,846               1,796
      Proceeds from reinvestment of
         distributions                                            1                   1                  18                   9
      Payments for shares redeemed                              (25)               (131)               (320)             (2,131)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   106                  (9)              1,544                (326)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               6,995              14,087              93,132             217,145
      Proceeds from reinvestment of
         distributions                                          198                 120               2,561               2,057
      Payments for shares redeemed                          (13,997)            (15,735)           (187,747)           (235,212)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (6,804)             (1,528)            (92,054)            (16,010)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (6,645)             (1,411)  $         (89,784)  $         (14,449)
                                                  =================   =================   =================   =================

 234  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   TAX-MANAGED MID & SMALL CAP                          2003                2002                2003                2002
      Class C
      Proceeds from shares sold                                 193                 273   $           1,496   $           2,185
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (138)               (129)             (1,050)             (1,063)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    55                 144                 446               1,122
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  83                  67                 638                 556
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (117)                (50)               (975)               (428)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (34)                 17                (337)                128
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,313               7,483              41,254              62,130
      Proceeds from reinvestment of
         distributions                                           --                   9                  --                  84
      Payments for shares redeemed                           (5,570)             (7,440)            (42,919)            (62,184)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (257)                 52              (1,665)                 30
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                (236)                213   $          (1,556)  $           1,280
                                                  =================   =================   =================   =================

   SELECT GROWTH
      Class C
      Proceeds from shares sold                                 289                 146   $           1,782   $           1,008
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (69)                (43)               (379)               (272)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   220                 103               1,403                 736
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 238                 137               1,575                 854
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (77)                (13)               (458)                (74)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   161                 124               1,117                 780
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,424                 458               8,243               2,915
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (309)               (201)             (1,742)             (1,144)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,115                 257               6,501               1,771
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,268               1,779              13,901              12,005
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (843)               (803)             (4,812)             (5,393)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,425                 976               9,089               6,612
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,921               1,460   $          18,110   $           9,899
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  235

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   SELECT VALUE                                         2003                2002                2003                2002
      Class C
      Proceeds from shares sold                                 395                 131   $           2,973   $           1,117
      Shares issued in connection with
         acquisition of Equity Income Fund                      523                  --               4,583                  --
      Proceeds from reinvestment of
         distributions                                           --                  --                   2                   3
      Payments for shares redeemed                              (85)                (69)               (668)               (605)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   833                  62               6,890                 515
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 382                 179               3,038               1,483
      Shares issued in connection with
         acquisition of Equity III Fund and
         Equity Income Funds                                    144                  --               1,273                  --
      Proceeds from reinvestment of
         distributions                                            4                   3                  29                  28
      Payments for shares redeemed                             (114)               (108)               (974)               (825)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   416                  74               3,366                 686
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,054               1,688               6,240              14,913
      Shares issued in connection with
         acquisition of Equity III Fund                       4,359                  --              38,574                  --
      Proceeds from reinvestment of
         distributions                                           33                  31                 267                 251
      Payments for shares redeemed                           (1,936)               (398)            (14,535)             (3,014)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,510               1,321              30,546              12,150
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               4,346               1,861              32,482              16,038
      Shares issued in connection with
         acquisition of Equity Income Fund                    7,103                  --              62,787                  --
      Proceeds from reinvestment of
         distributions                                           42                  43                 339                 356
      Payments for shares redeemed                           (1,581)             (1,303)            (13,117)            (10,869)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 9,910                 601              82,491               5,525
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              14,669               2,058   $         123,293   $          18,876
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 24, 2003 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns for the period ended October 31, 2003.

 236  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

8. BENEFICIAL INTEREST

   As of October 31, 2003, the following table includes shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Diversified Equity                              3                   42.2
   Special Growth                                  1                   24.8
   Quantitative Equity                             3                   42.3
   International Securities                        3                   45.6
   Emerging Markets                                2                   38.9
   Real Estate Securities                          1                   24.7
   Short Term Bond                                 3                   60.8
   Diversified Bond                                3                   52.2
   Multistrategy Bond                              3                   66.3
   Tax Exempt Bond                                 1                   49.7
   Tax-Managed Large Cap                           2                   50.8
   Tax-Managed Mid & Small Cap                     1                   52.0
   Select Growth                                   2                   81.1
   Select Value                                    2                   47.8

9. DIVIDENDS

   On November 3, 2003, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on November 6, 2003 to shareholders on record November 4, 2003.

                                              NET INVESTMENT             SHORT-TERM               LONG-TERM
                                                  INCOME               CAPITAL GAINS            CAPITAL GAINS
   ---------------------------------------------------------------------------------------------------------------
   Diversified Bond - Class C             $             0.0312     $                 --     $                   --
   Diversified Bond - Class E                           0.0472                       --                         --
   Diversified Bond - Class S                           0.0530                       --                         --
   Multistrategy Bond - Class C                         0.0150                       --                         --
   Multistrategy Bond - Class E                         0.0209                       --                         --
   Multistrategy Bond - Class S                         0.0234                       --                         --
   Tax Exempt Bond - Class C                            0.0466                       --                         --
   Tax Exempt Bond - Class E                            0.0582                       --                         --
   Tax Exempt Bond - Class S                            0.0635                       --                         --

   On December 1, 2003, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 4, 2003 to shareholders on record December 2, 2003.

                                              NET INVESTMENT             SHORT-TERM               LONG-TERM
                                                  INCOME               CAPITAL GAINS            CAPITAL GAINS
   ---------------------------------------------------------------------------------------------------------------
   Diversified Bond - Class C             $             0.0314     $                 --     $                   --
   Diversified Bond - Class E                           0.0464                       --                         --
   Diversified Bond - Class S                           0.0517                       --                         --
   Multistrategy Bond - Class C                         0.0164                       --                         --
   Multistrategy Bond - Class E                         0.0233                       --                         --
   Multistrategy Bond - Class S                         0.0252                       --                         --
   Tax Exempt Bond - Class C                            0.0436                       --                         --
   Tax Exempt Bond - Class E                            0.0584                       --                         --
   Tax Exempt Bond - Class S                            0.0633                       --                         --

                                              Notes to Financial Statements  237

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   On December 4, 2003, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 9, 2003 to shareholders on record December 5, 2003.

                                              NET INVESTMENT             SHORT-TERM               LONG-TERM
                                                  INCOME               CAPITAL GAINS            CAPITAL GAINS
   ---------------------------------------------------------------------------------------------------------------
   Diversified Bond - Class C             $             0.0379     $             0.2858     $               0.2463
   Diversified Bond - Class E                           0.0530                   0.2858                     0.2463
   Diversified Bond - Class S                           0.0580                   0.2858                     0.2463
   Multistrategy Bond - Class C                         0.0886                   0.1115                     0.0348
   Multistrategy Bond - Class E                         0.0951                   0.1115                     0.0348
   Multistrategy Bond - Class S                         0.0972                   0.1115                     0.0348
   Short Term Bond - Class C                            0.0293                       --                         --
   Short Term Bond - Class E                            0.0647                       --                         --
   Short Term Bond - Class S                            0.0767                       --                         --
   Tax Exempt Bond - Class C                            0.0638                       --                         --
   Tax Exempt Bond - Class E                            0.0777                       --                         --
   Tax Exempt Bond - Class S                            0.0822                       --                         --

   On December 11, 2003, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 16, 2003 to shareholders on record December 12, 2003.

                                              NET INVESTMENT             SHORT-TERM               LONG-TERM
                                                  INCOME               CAPITAL GAINS            CAPITAL GAINS
   ---------------------------------------------------------------------------------------------------------------
   Diversified Equity - Class C           $                 --     $                 --     $                   --
   Diversified Equity - Class E                         0.0485                       --                         --
   Diversified Equity - Class S                         0.0712                       --                         --
   Quantitative Equity - Class C                            --                       --                         --
   Quantitative Equity - Class E                        0.0559                       --                         --
   Quantitative Equity - Class S                        0.0760                       --                         --
   Real Estate Securities - Class C                     0.2641                       --                     0.0072
   Real Estate Securities - Class E                     0.3261                       --                     0.0072
   Real Estate Securities - Class S                     0.3469                       --                     0.0072
   Select Value - Class C                               0.0068                       --                         --
   Select Value - Class E                               0.0222                       --                         --
   Select Value - Class I                               0.0302                       --                         --
   Select Value - Class S                               0.0270                       --                         --

 238  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   On December 18, 2003, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 23, 2003 to shareholders on record December 19, 2003.

                                              NET INVESTMENT             SHORT-TERM               LONG-TERM
                                                  INCOME               CAPITAL GAINS            CAPITAL GAINS
   ---------------------------------------------------------------------------------------------------------------
   Emerging Markets - Class C                           0.2446                       --                         --
   Emerging Markets - Class E                           0.2910                       --                         --
   Emerging Markets - Class S                           0.3137                       --                         --
   International Securities - Class C                   0.7263                       --                         --
   International Securities - Class E                   0.9553                       --                         --
   International Securities - Class S                   1.0538                       --                         --
   Special Growth - Class C                                 --                       --                     1.3195
   Special Growth - Class E                                 --                       --                     1.3195
   Special Growth - Class S                                 --                       --                     1.3195
   Tax-Managed Large Cap - Class C                          --                       --                         --
   Tax-Managed Large Cap - Class E                      0.0564                       --                         --
   Tax-Managed Large Cap - Class S                      0.0828                       --                         --
   Tax-Managed Small Cap - Class C                          --                       --                         --
   Tax-Managed Small Cap - Class E                          --                       --                         --
   Tax-Managed Small Cap - Class S                          --                       --                         --
   Select Growth - Class C                                  --                       --                         --
   Select Growth - Class E                                  --                       --                         --
   Select Growth - Class I                                  --                       --                         --
   Select Growth - Class S                                  --                       --                         --

10. REORGANIZATIONS

   On October 24, 2003, the Select Value Fund ("Acquiring Fund") acquired the assets and liabilities of the Equity III and Equity Income Funds ("Acquired Funds") through a merger pursuant to a plan of reorganization approved by the Board of Trustees and shareholders of the Acquired Funds. The following is a summary of shares outstanding, net assets, net asset value per share, accumulated net realized gains/(losses) and unrealized appreciation/(depreciation) immediately before and after the reorganization:

                                                                   BEFORE REORGANIZATION                     AFTER REORGANIZATION
                                                 ---------------------------------------------------------   --------------------
                                                    EQUITY III         EQUITY INCOME       SELECT VALUE          SELECT VALUE
                                                 -----------------   -----------------   -----------------   --------------------
      Class C
      Shares                                                                   148,454             571,581            1,094,864
      Net assets                                                             4,582,775           5,008,191            9,592,147
      Net asset value                                                            30.87                8.76                 8.76
      Unrealized appreciation/(depreciation)                                   341,915             374,200              716,116
      Accumulated net realized gains/(losses)                                 (409,483)           (438,410)            (847,893)
      Class E
      Shares                                                24,033              23,451             714,334              858,356
      Net assets                                           539,059             734,019           6,313,951            7,587,107
      Net asset value                                        22.43               31.30                8.84                 8.84
      Unrealized appreciation/(depreciation)            (1,049,129)            (48,393)            509,308             (588,214)
      Accumulated net realized gains/(losses)             (798,660)           (249,227)           (761,304)          (1,809,191)

                                              Notes to Financial Statements  239

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                                   BEFORE REORGANIZATION                     AFTER REORGANIZATION
                                                 ---------------------------------------------------------   --------------------
                                                    EQUITY III         EQUITY INCOME       SELECT VALUE          SELECT VALUE
                                                 -----------------   -----------------   -----------------   --------------------
      Class I
      Shares                                             1,719,738                               3,989,041            8,365,779
      Net assets                                        38,573,717                              35,318,173           74,052,307
      Net asset value                                        22.43                                    8.85                 8.85
      Unrealized appreciation/(depreciation)             6,546,439                               2,785,411            9,331,850
      Accumulated net realized gains/(losses)           (6,324,374)                             (8,461,546)         (14,785,920)
      Class S
      Shares                                                                 2,014,343           7,017,334           14,147,112
      Net assets                                                            62,787,078          62,011,137          125,038,375
      Net asset value                                                            31.17                8.84                 8.84
      Unrealized appreciation/(depreciation)                                 8,785,579           4,776,075           13,561,654
      Accumulated net realized gains/(losses)                              (15,651,572)         (7,570,024)         (23,221,596)

 240  Notes to Financial Statements

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Diversified Equity, Special Growth, Quantitative Equity, International Securities, Emerging Markets, Real Estate Securities, Short Term Bond, Diversified Bond, Multistrategy Bond, Tax Exempt Bond, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, and Select Value (the "Funds")) at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewatehouseCoopers LLP

Seattle, Washington
December 19, 2003

                                             Report of Independent Auditors  241

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

TAX INFORMATION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
   For the tax year ended October 31, 2003, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

   The Form 1099 you receive in January 2004 will show the tax status of all distributions paid to your account in calendar 2003.

   Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts a long-term capital gain dividends for their taxable year ended October 31, 2003:

                                            TOTAL LONG-TERM
                                             CAPITAL GAINS
   ----------------------------------------------------------
   Real Estate Securities                 $         2,604,238
   Diversified Bond                                 4,119,779

   Of the dividends paid by the Tax Exempt Bond Fund from the net investment income for the taxable year ended October 31, 2003, 100% were exempt interest dividends which are tax exempt for the purposes of regular federal income tax, and for purposes of the federal alternative minimum tax.

   Please consult a tax advisor for any questions about federal or state income tax laws.

   The Emerging Markets Fund and International Securities Fund paid foreign taxes of $1,007,980 and $2,549,591, and recognized $6,779,650 and $22,105,960 of foreign source income, respectively, during the taxable year ended October 31, 2003. Pursuant to Section 853 of the Internal Revenue Code, the Emerging Markets Fund and International Securities Fund designates $0.0271 and $0.0972 per share of foreign taxes paid and $0.1821 and $0.8425 of gross income earned from foreign sources, respectively, in the taxable year ended October 31, 2003.

 242  Tax Information

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board and           35         None
  Phillips,           2002              successor is       Director, FRC
  Born January 20,                      duly elected     - Trustee, FRIC and RIF
  1948                                  and qualified.   - Director, FRTC and Frank
                                                           Russell Capital Inc.
  909 A Street                                           - Director/Chairman, Frank
  Tacoma, Washington                                       Russell Investments
  98402-1616                                               (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
                                                         - 1990-2003, President, FRC
                                                         - 1993-2003, CEO, FRC
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                             Disclosure of Information about Fund Directors  243

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       Until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee, WM
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Group of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           35         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 244  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  245

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1999 to present, Managing Director of Individual
                                                                     Investor Services of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 246  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington on October 3, 2003.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING


The result of each vote accompany the description of each matter

   1. Election of Trustees.
   Vote:
   -----

                                                                  FOR                                           WITHHELD
                                                          --------------------                            --------------------
    Michael J.A. Phillips                                    2,833,950,650.815                                  11,955,708.784
    Daniel P. Connealy                                       2,833,988,686.089                                  11,917,673.510
    Julie W. Weston                                          2,833,923,063.131                                  11,983,296.468

   2. To approve a change in the Funds' fundamental investment objective.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Diversified Equity Fund                                     22,429,676.446          13,780,369.136             762,633.931
    Special Growth Fund                                          7,453,962.539           1,605,550.550             197,634.449
    Quantitative Equity Fund                                    27,225,306.369          17,655,122.397             805,349.799
    International Securities Fund                               15,665,872.449           7,977,880.369             331,959.270
    Emerging Markets Fund                                       21,100,934.630          13,300,986.950             321,577.847
    Real Estate Securities Fund                                 14,751,024.199           1,292,121.391             265,235.596
    Short Term Bond Fund                                        19,771,683.133           4,911,114.180             448,328.701
    Diversified Bond Fund                                       26,511,025.309          11,846,151.933             552,243.082
    Multistrategy Bond Fund                                     49,337,033.023          24,793,295.870           1,067,706.736
    Tax Exempt Bond Fund                                         3,661,848.254             769,812.674              30,169.000
    Tax-Managed Large Cap Fund                                  12,740,098.253           1,692,042.277             107,706.000
    Tax-Managed Mid & Small Cap Fund                             5,210,848.687             784,592.722              39,610.000
    Select Growth Fund                                           8,259,910.405           1,344,243.000               4,382.000
    Select Value Fund                                            6,340,562.649           2,066,582.000               7,292.000

   3. To reclassify the Funds' investment objective from fundamental to non-fundamental.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Diversified Equity Fund                                     21,353,920.330          14,759,957.574             858,801.609
    Special Growth Fund                                          6,603,823.742           2,438,466.030             214,857.766
    Quantitative Equity Fund                                    24,664,376.895          20,159,034.466             862,367.204
    International Securities Fund                               13,081,677.629          10,498,446.850             395,587.609
    Emerging Markets Fund                                       20,656,654.274          13,666,439.609             400,405.544
    Real Estate Securities Fund                                 11,088,879.913           4,922,065.336             297,435.937
    Short Term Bond Fund                                        17,257,772.957           7,360,767.815             512,585.242
    Diversified Bond Fund                                       24,575,243.229          13,728,005.698             606,171.397
    Multistrategy Bond Fund                                     48,544,712.809          25,411,218.735           1,242,104.085
    Tax-Managed Large Cap Fund                                  11,289,759.339           3,147,667.191             102,420.000
    Tax-Managed Mid & Small Cap Fund                             4,657,333.418           1,341,206.991              36,511.000
    Select Growth Fund                                           7,726,225.405           1,877,928.000               4,382.000
    Select Value Fund                                            6,315,064.649           2,092,080.000               7,292.000

                                 Matter Submitted to a Vote of Shareholders  247

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   4. To approve an Agreement and Plan of Reorganization for the Fund.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Equity Income Fund                                           1,399,443.306             421,696.000              27,954.703

 248  Matter Submitted to a Vote of Shareholders

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark D. Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Noel Lamb, Director of Investment Management and Research -- North America Sharon L. Hammel, Director of Portfolio Implementation
 Traci A. Jones, Manager of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS

Diversified Equity Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 Barclays Global Fund Advisors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY

                              Manager, Money Managers and Service Providers  249

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Management Limited, London, England
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
   Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Term Bond Fund
 Merganser Capital Management L.P., Cambridge, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

Diversified Bond Fund
 Lincoln Capital Fixed Income Management Company,
   Chicago, IL
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Multistrategy Bond Fund
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investments, LP, West Conshohocken, PA
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Tax Exempt Bond Fund
 MFS Institutional Advisors, Inc., Boston, MA
 Standish Mellon Asset Management Company LLC,
   Boston, MA

Tax-Managed Large Cap Fund
 Kayne Anderson Rudnick Investment Management, LLC,
   Los Angeles, CA
 John A. Levin & Co., Inc., New York, NY
 J.P. Morgan Investment Management Inc., New York, NY
 Sands Capital Management, Inc., Arlington, VA

Tax-Managed Mid & Small Cap Fund
 Geewax, Terker & Company, Chadds Ford, PA

Select Growth Fund
 Ark Asset Management Co., Inc., New York, NY
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 TCW Investment Management Co., Los Angeles, CA
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA

 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 250  Manager, Money Managers and Service Providers

[RUSSELL LOGO]


FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-019 (1 10/03)

                                                FRANK RUSSELL INVESTMENT COMPANY


TAX-MANAGED GLOBAL EQUITY FUND


2003 Annual Report

CLASS C, E, AND S SHARES

TAX-MANAGED GLOBAL EQUITY FUND


OCTOBER 31, 2003



                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on one Fund, which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund

                                 Annual Report

                                October 31, 2003

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3

Portfolio Management Discussion......................................         4

Statement of Net Assets..............................................         6

Statement of Assets and Liabilities..................................         7

Statement of Operations..............................................         8

Statement of Changes in Net Assets...................................         9

Financial Highlights - Class C.......................................        10

Financial Highlights - Class S.......................................        11

Notes to Financial Statements........................................        12

Report of Independent Auditors.......................................        17

Tax Information......................................................        18

Disclosure of Information about Fund Directors.......................        19

Matter Subjected to a Vote of Shareholders...........................        23

Manager, Money Managers and Service Providers........................        24

Frank Russell Investment Company - Tax-Managed Global Equity Fund

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

TO OUR CLIENTS:



We're pleased you have chosen Frank Russell Investment Company funds for your investment needs. As we present our Frank Russell Investment Company 2003 Annual Report, we renew our commitment to you--providing strategically diversified investments managed by world class independent investment management firms.

After three years of a bear market, 2003 offered new opportunities and the financial markets were generally favorable. This represented a dramatic--and welcome--change for the financial markets. As always, our investment process remained constant. We maintained our long-term focus, strategic diversification, active management, and goal-oriented planning. We believe our diversified approach and long-term commitment to investing helps provide consistency for you--our investors.

As we reflect on the challenges and opportunities in 2003, we want you to know that we appreciate your continued confidence in Russell and in our MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment strategy.

We thank you for choosing Russell, global leaders in multi-manager investing. We look forward to continuing to serve you and building our relationship in 2004.

Warm Regards,

   (/s/ LEN BRENNAN)

Len Brennan

President and Chief Executive Officer

                                                        Letter to Our Clients  3

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(LINE GRAPH)

                                                                   GLOBAL EUITY
                                           GLOBAL EQUITY            COMPOSITE              MSCI EAFE               S&P 500
                                           -------------           ------------            ---------               -------
Inception                                    10000.00               10000.00               10000.00               10000.00
2000                                          9787.92               10002.00                9212.48               10334.00
2001                                          7412.00                7485.00                6939.17                7759.00
2002                                          6366.99                6558.43                6041.93                6587.00
2003                                          7964.88                8332.87                7707.58                7959.03

Tax-Managed Global Equity Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,509              25.09%
Inception              $       7,965              (5.89)%sec.

Tax-Managed Global Equity Fund - Class C
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,374              23.74%
Inception              $       7,685              (6.78)%sec.

Tax-Managed Global Equity Composite Benchmark ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,706              27.06%
Inception              $       8,333              (4.75)%sec.

Standard & Poors 500(R) Composite Stock Price Index ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,083              20.83%
Inception              $       7,959              (5.91)%sec.

MSCI EAFE Index ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,757              27.57%
Inception              $       7,708              (6.71)%sec.

 4  Portfolio Management Discussion

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to achieve high, long-term capital appreciation on an after-tax basis, while recognizing the possibility of high fluctuations in year-to-year market values.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth on an after-tax basis. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Tax-Managed Global Equity Fund Class S and Class C shares returned 25.09% and 23.74%, respectively. This compared to the Tax-Managed Global Equity Composite Benchmark, which gained 27.06% during the same period. Class S and Class C performance is net of direct and indirect operating expenses of 1.15% and 2.15%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

On July 1, 2003, the Fund's target asset-allocation to the underlying funds was adjusted.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES.

The Fund's total return was driven by the rally in global equity markets, but was slightly moderated by the lack of consistent trends in the US equity markets over the period. The Fund's policy of being fully invested in the markets boosted returns, as did its allocation to emerging markets and real estate securities.

PLEASE DESCRIBE HOW THE FUND REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW IT IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Equity and fixed income managers of the underlying funds were cautious as the fiscal year began due to the geopolitical risk surrounding the markets. As a result of this risk, these markets were more volatile at the beginning of the period. As investors became more comfortable with the events in Iraq and the outlook for corporate earnings, they focused on companies that would benefit from economic growth.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Within the Fund's equity allocation, selection by the underlying funds in US and international stocks made the greatest contributions to returns, while sector selection by the underlying funds' money managers somewhat dampened the Fund's performance. Smaller companies within the Russell Small-Cap Completeness Index outperformed larger companies, which detracted from the Fund's performance. Many of these smallest companies were not selected for investment due to quality and liquidity concerns. In the Fund's allocation to international equities, the underlying funds' value managers contributed most to performance. Country allocation by the underlying funds, especially in Asia, contributed most to performance in the Fund's emerging markets exposure. The appreciation of foreign currencies relative to the US dollar accounted for a significant portion of gains in the Fund's non-US allocation.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The US equity large and small cap market environment was challenging for most active money managers focused on fundamentals. As a result, most active money managers underperformed their respective passive indices. Index performance was driven mostly by companies with low financial quality, uncertain business prospects, negative profitability and volatile stock prices.

International equity market trends were volatile over the period, creating a challenging market for active money managers. Similar conditions were prevalent in emerging markets, as concerns over the health of the global economy and continued concerns over geopolitical risks existed.
                              --------------------

* The Fund commenced operations on January 31, 2000. Index comparisons began on January 31, 2000.

++ The Tax-Managed Global Equity Composite Benchmark is comprised of the following indices: 50% S&P 500(R) Index, 20% MSCI EAFE Index, 15% Russell Small Cap Completeness(TM) Index, 10% Russell 1000(R) Index, and 5% MSCI Emerging Markets Free Index.

++++ The Standard & Poor's 500(R) Composite Stock Price Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

++++++The Morgan Stanley Capital International Europe, Australasia, Far East
      Index is an Index composed of an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The Index is calculated on a total-return basis, which includes reinvestment of dividends.

      The Russell Small Cap Completeness(TM) Index measures the performance of the companies in the Russell 3000(R) Index excluding the companies in the Standard & Poor's 500(R) Index.

      Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

      The MSCI Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 22 world markets.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                              Portfolio Management Discussion  5

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 75.0%
Quantitative Equity Fund                              135,923           4,437
Tax-Managed Large Cap Fund                          1,446,188          22,184
Tax-Managed Mid & Small Cap Fund                      689,869           6,678
                                                                 ------------
                                                                       33,299
                                                                 ------------

International Equities - 24.8%
Emerging Markets Fund                                 201,898           2,217
International Securities Fund                         173,971           8,775
                                                                 ------------
                                                                       10,992
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $38,005)                                              44,291

OTHER ASSETS AND LIABILITIES
NET - 0.2%                                                                 93
                                                                 ------------

NET ASSETS - 100.0%                                                    44,384
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 6  Statement of Net Assets

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2003

Amounts in thousands

--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $38,005).....................................    $               44,291
Receivables:
   Investments sold.................................................................                       108
   Fund shares sold.................................................................                       105
                                                                                        ----------------------
Total assets........................................................................                    44,504
LIABILITIES
Payables:
   Fund shares redeemed.....................................    $                110
   Accrued fees to affiliates...............................                      10
                                                                --------------------
Total liabilities...................................................................                       120
                                                                                        ----------------------

NET ASSETS..........................................................................    $               44,384
                                                                                        ======================

Net Assets Consist of:
Undistributed (overdistributed) net investment income...............................    $                   41
Accumulated net realized gain (loss)................................................                   (18,471)
Unrealized appreciation (depreciation) on investments...............................                     6,286
Shares of beneficial interest.......................................................                        57
Additional paid-in capital..........................................................                    56,471
                                                                                        ----------------------

NET ASSETS..........................................................................    $               44,384
                                                                                        ======================

NET ASSET VALUE, PER SHARE:
   Class C ($11,522,542 divided by 1,514,776 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                 7.61
                                                                                        ======================
   Class S ($32,861,251 divided by 4,214,297 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                 7.80
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Assets and Liabilities  7

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003

Amounts in thousands

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from Underlying Funds.......................................    $                  305

EXPENSES
   Advisory fees............................................    $                 79
   Distribution fees - Class C..............................                      74
   Shareholder servicing fees - Class C.....................                      24
                                                                --------------------

   Expenses before reductions...............................                     177
   Expense reductions.......................................                     (79)
                                                                --------------------

      Net expenses..................................................................                        98
                                                                                        ----------------------
Net investment income (loss)........................................................                       207
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments.............................................                    (7,432)
Net change in unrealized appreciation (depreciation) on investments.................                    16,252
                                                                                        ----------------------
Net realized and unrealized gain (loss).............................................                     8,820
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                9,027
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 8  Statement of Operations

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

Amounts in thousands

                                                                        2003                     2002
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $                207    $                  100
   Net realized gain (loss).................................                  (7,432)                   (8,495)
   Net change in unrealized appreciation (depreciation).....                  16,252                       906
                                                                --------------------    ----------------------

      Net increase (decrease) in net assets from
       operations...........................................                   9,027                    (7,489)
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income
      Class S...............................................                    (166)                     (157)
   From net realized gain
      Class C...............................................                      --                       (71)
      Class S...............................................                      --                      (417)
                                                                --------------------    ----------------------

      Net decrease in net assets from distributions.........                    (166)                     (645)
                                                                --------------------    ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                  (4,575)                    5,467
                                                                --------------------    ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                   4,286                    (2,667)

NET ASSETS
   Beginning of period......................................                  40,098                    42,765
                                                                --------------------    ----------------------
   End of period (including undistributed (overdistributed)
     net investment income of $41)..........................    $             44,384    $               40,098
                                                                ====================    ======================

  See accompanying notes which are an integral part of the financial statements.

                                           Statement of Changes in Net Assets  9

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

For a Share Outstanding Throughout each Period.

                                                                               FISCAL YEAR ENDED OCTOBER 31,
                                                               --------------------------------------------------------------
                                                                   2003            2002            2001            2000*
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................    $       6.15    $       7.29    $       9.73    $        10.00
                                                               ------------    ------------    ------------    --------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a)(b).....................            (.02)           (.05)           (.06)             (.06)
   Net realized and unrealized gain (loss).................            1.48           (1.03)          (2.38)             (.19)
                                                               ------------    ------------    ------------    --------------
      Total income (loss) from operations..................            1.46           (1.08)          (2.44)             (.25)
                                                               ------------    ------------    ------------    --------------

DISTRIBUTIONS
   From net investment income..............................              --              --              --              (.02)
   From net realized gain..................................              --            (.06)             --                --
                                                               ------------    ------------    ------------    --------------
      Total distributions..................................              --            (.06)             --              (.02)
                                                               ------------    ------------    ------------    --------------

NET ASSET VALUE, END OF PERIOD.............................    $       7.61    $       6.15    $       7.29    $         9.73
                                                               ============    ============    ============    ==============

TOTAL RETURN (%) (c).......................................           23.74          (14.94)         (25.08)            (2.55)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)................          11,523          10,130           8,104             7,133

   Ratios to average net assets (%):
      Operating expenses, net (d)..........................            1.00            1.00            1.00              1.00
      Operating expenses, gross (d)........................            1.20            1.20            1.20              1.20
      Net investment income (loss) (c).....................            (.25)           (.68)           (.73)             (.68)

   Portfolio turnover rate (%).............................           59.50           52.55           30.55             44.04

* For the period January 31, 2000 (commencement of operations) to October 31, 2000.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

 10  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

For a Share Outstanding Throughout each Period.

                                                                               FISCAL YEAR ENDED OCTOBER 31,
                                                               --------------------------------------------------------------
                                                                   2003            2002            2001            2000*
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................    $       6.27    $       7.38    $       9.77    $        10.00
                                                               ------------    ------------    ------------    --------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a)(b).....................             .05             .03             .02               .01
   Net realized and unrealized gain (loss).................            1.52           (1.06)          (2.39)             (.22)
                                                               ------------    ------------    ------------    --------------
      Total income (loss) from operations..................            1.57           (1.03)          (2.37)             (.21)
                                                               ------------    ------------    ------------    --------------

DISTRIBUTIONS
   From net investment income..............................            (.04)           (.02)           (.02)             (.02)
   From net realized gain..................................              --            (.06)             --                --
                                                               ------------    ------------    ------------    --------------
      Total distributions..................................            (.04)           (.08)           (.02)             (.02)
                                                               ------------    ------------    ------------    --------------

NET ASSET VALUE, END OF PERIOD.............................    $       7.80    $       6.27    $       7.38    $         9.77
                                                               ============    ============    ============    ==============

TOTAL RETURN (%) (c).......................................           25.09          (14.10)         (24.27)            (2.12)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)................          32,861          29,968          34,661            26,802
   Ratios to average net assets (%):
      Operating expenses, net (d)..........................             .00             .00             .00               .00
      Operating expenses, gross (d)........................             .20             .20             .20               .20
      Net investment income (loss) (c).....................             .77             .39             .29               .06

   Portfolio turnover rate (%).............................           59.50           52.55           30.55             44.04

*     For the period February 1, 2000 (commencement of sale) to October 31,
      2000.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.

  See accompanying notes which are an integral part of the financial statements.
                                                        Financial Highlights  11

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). The Fund will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                  ASSET ALLOCATION
  ASSET CLASS/UNDERLYING FUNDS         TARGETS
---------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap           50%
         Tax-Managed Mid & Small
           Cap                           15
         Quantitative Equity             10
      International Equities
         International
           Securities                    20
         Emerging Markets                 5

   Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   To provide capital growth on an after-tax basis by investing principally in equity securities.

   Tax-Managed Mid & Small Cap Fund

   To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

   Quantitative Equity Fund

   To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

   International Securities Fund

   To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

   Emerging Markets Fund

   To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

 12  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

   Security valuation

   Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to wash sale deferrals and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

   Class allocation

   The Fund offers the following classes of shares: Class C and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

                                               Notes to Financial Statements  13

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended October 31, 2003, purchases and sales of the Underlying Funds were as follows:

                                            PURCHASES               SALES
--------------------------------------------------------------------------------
Tax-Managed Global Equity              $        23,601,744   $        28,883,335

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund. As of October 31, 2003, the Fund had no amount invested in the Money Market Fund.

   The Fund is charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the period ended October 31, 2003, the Advisor contractually agreed to waive the advisory fee. The administrative fee was charged to the Underlying Funds in accordance with the Special Servicing Agreements discussed below.

   The Fund will not bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal, trustee and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. The Fund's operating expenses are borne either by the Underlying Funds in which the Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Fund. The Underlying Funds have borne this expense.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Fund.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

   Accrued shareholder servicing and distribution fees payable to affiliates as of October 31, 2003 were $9,624.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee for both FRIC and RIF. The Russell Fund

 14  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the year ended October 31, 2003 with Underlying Funds which are or were affiliates are as follows:

                                           PURCHASE            SALES              INCOME
              AFFILIATE                      COST               COST          DISTRIBUTIONS
---------------------------------------------------------------------------------------------
Tax-Managed Global Equity
   Tax-Managed Mid & Small Cap         $      3,581,475   $      5,568,826   $             --
   Tax-Managed Large Cap                     11,322,077         17,745,115            171,196
                                       ----------------   ----------------   ----------------
                                       $     14,903,552   $     23,313,941   $        171,196
                                       ================   ================   ================

5. FEDERAL INCOME TAXES

   At October 31, 2003, the Fund had a net tax basis capital loss carryforward which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital carryforwards and expiration dates are as follows:

                   FUNDS                      10/31/10           10/31/11            TOTAL
   ---------------------------------------------------------------------------------------------
   Tax Managed Global Equity              $      2,466,127   $      3,637,299   $      6,103,426

   At October 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                                  TAX-MANAGED
                                                                 GLOBAL EQUITY
                                                                      FUND
   ----------------------------------------------------------------------------
   Cost of Investments                                           $   50,371,985
                                                                 ==============
   Unrealized Appreciation                                       $      918,920
   Unrealized Depreciation                                           (7,000,006)
                                                                 --------------
   Net Unrealized Appreciation (Depreciation)                    $   (6,081,086)
                                                                 ==============
   Undistributed Ordinary Income                                 $       41,230
   Undistributed Long-Term Capital Gains (Capital Loss
     Carryforward)                                               $   (6,103,426)
   Tax Composition of Distributions:
   Ordinary Income                                               $      165,525

                                               Notes to Financial Statements  15

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended October 31 were as follows:

                                                                 SHARES                                  DOLLARS
   TAX-MANAGED GLOBAL EQUITY                            2003                2002                2003                2002
      Class C
      Proceeds from shares sold                               1,365               1,112   $           8,773   $           7,611
      Proceeds from reinvestment of
         distributions                                           --                   9                  --                  69
      Payments for shares redeemed                           (1,498)               (585)             (9,531)             (4,057)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (133)                536                (758)              3,623
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               3,006               4,357              19,264              32,961
      Proceeds from reinvestment of
         distributions                                           25                  71                 155                 559
      Payments for shares redeemed                           (3,594)             (4,348)            (23,236)            (31,676)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (563)                 80              (3,817)              1,844
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                (696)                616   $          (4,575)  $           5,467
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Fund may borrow up to a maximum of 33.33% of the value of its net assets under the agreement. The agreement will expire December 24, 2003 and will be reviewed at such time for possible renewal. The Fund did not have any drawdowns during the period ended October 31, 2003.

8. BENEFICIAL INTEREST

   As of October 31, 2003, the following table includes one shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of the Fund:

                   FUND                    # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Tax-Managed Global Equity                       1                   18.5

 16  Notes to Financial Statements

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statement of assets and liabilities, including the statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Frank Russell Investment Company Tax-Managed Global Equity Fund (the "Fund")) at October 31, 2003, the results of its operations for the year then ended, the changes in net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewatehouseCoopers LLP

Seattle, Washington
December 19, 2003

                                              Report of Independent Auditors  17

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

TAX INFORMATION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
For the tax year ended October 31, 2003, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2004 will show the tax status of all distributions paid to your account in calendar 2003.

 18  Tax Information

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board and           35         None
  Phillips,           2002              successor is       Director, FRC
  Born January 20,                      duly elected     - Trustee, FRIC and RIF
  1948                                  and qualified.   - Director, FRTC and Frank
                                                           Russell Capital Inc.
  909 A Street                                           - Director/Chairman, Frank
  Tacoma, Washington                                       Russell Investments
  98402-1616                                               (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
                                                         - 1990-2003, President, FRC
                                                         - 1993-2003, CEO, FRC
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  19

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee, WM
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Group of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           35         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

 20  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  21

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1999 to present, Managing Director of Individual
                                                                     Investor Services of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 22  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington on October 3, 2003.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING


The result of each vote accompany the description of each matter

   1. Election of Trustees.
   Vote:
   -----

                                                                  FOR                                           WITHHELD
                                                          --------------------                            --------------------
    Michael J.A. Phillips                                    2,833,950,650.815                                  11,955,708.784
    Daniel P. Connealy                                       2,833,988,686.089                                  11,917,673.510
    Julie W. Weston                                          2,833,923,063.131                                  11,983,296.468

   2. To approve a change in the Fund's fundamental investment objective.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Tax-Managed Global Equity Fund                               2,309,893.854             820,830.000              33,514.000

   3. To reclassify the Fund's investment objective from fundamental to non-fundamental.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Tax-Managed Global Equity Fund                               2,200,807.854             942,718.000              20,712.000

                                  Matter Submitted to a Vote of Shareholders  23

TAX-MANAGED GLOBAL EQUITY FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark D. Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Noel Lamb, Director of Investment Management and Research -- North America Sharon L. Hammel, Director of Portfolio Implementation
 Traci A. Jones, Manager of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS OF UNDERLYING FUNDS

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

Tax-Managed Large Cap Fund
 Kayne Anderson Rudnick Investment Management, LLC, Los Angeles, CA John A. Levin & Co., Inc., New York, NY
 J.P. Morgan Investment Management Inc., New York, NY
 Sands Capital Management, Inc., Arlington, VA

Tax-Managed Mid & Small Cap Fund
 Geewax, Terker & Company, Chadds Ford, PA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Management Limited, London, England

 T. Rowe Price International, Inc., Baltimore, MD

 24  Manager, Money Managers and Service Providers

TAX-MANAGED GLOBAL EQUITY FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

International Securities Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  25

                      (This page intentionally left blank)

[RUSSELL LOGO]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-086 [1 10/03]

                                                FRANK RUSSELL INVESTMENT COMPANY


LIFEPOINTS(R) FUNDS


2003 Annual Report


CLASS A, C, D, E AND S SHARES

EQUITY AGGRESSIVE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND


OCTOBER 31, 2003

                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                              LifePoints(R) Funds

                                 Annual Report

                                October 31, 2003

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3

Equity Aggressive Strategy Fund......................................         4

Aggressive Strategy Fund.............................................         8

Balanced Strategy Fund...............................................        12

Moderate Strategy Fund...............................................        16

Conservative Strategy Fund...........................................        20

Statement of Assets and Liabilities..................................        24

Statement of Operations..............................................        26

Statement of Changes in Net Assets...................................        28

Financial Highlights.................................................        30

Notes to Financial Statements........................................        41

Report of Independent Auditors.......................................        52

Tax Information......................................................        53

Disclosure of Information about Fund Directors.......................        54

Matter Submitted to a Vote of Shareholders...........................        58

Manager, Money Managers and Service Providers........................        59

Frank Russell Investment Company - LifePoints Funds

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% global return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

TO OUR CLIENTS:



We're pleased you have chosen Frank Russell Investment Company funds for your investment needs. As we present our Frank Russell Investment Company 2003 Annual Report, we renew our commitment to you--providing strategically diversified investments managed by world class independent investment management firms.

After three years of a bear market, 2003 offered new opportunities and the financial markets were generally favorable. This represented a dramatic--and welcome--change for the financial markets. As always, our investment process remained constant. We maintained our long-term focus, strategic diversification, active management, and goal-oriented planning. We believe our diversified approach and long-term commitment to investing helps provide consistency for you--our investors.

As we reflect on the challenges and opportunities in 2003, we want you to know that we appreciate your continued confidence in Russell and in our MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment strategy.

We thank you for choosing Russell, global leaders in multi-manager investing. We look forward to continuing to serve you and building our relationship in 2004.

Warm Regards,

   (/s/ LEN BRENNAN)

Len Brennan

President and Chief Executive Officer

                                                        Letter to Our Clients  3

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
[PERFORMANCE LINE GRAPH]

                                         EQUITY AGGRESSIVE      EQUITY AGGRESSIVE
                                              CLASS E               BENCHMARK          RUSSELL 2000 INDEX         MSCI EAFE
                                         -----------------      -----------------      ------------------         ---------
Inception                                     10000.00              10000.00                10000.00              10000.00
1997                                           9480.00               9533.74                 9676.00               9233.54
1998                                          10113.50              10471.70                11583.50              10152.40
1999                                          12203.80              12962.30                14546.80              12524.80
2000                                          13163.70              14016.00                15864.40              12191.20
2001                                          10173.50              10905.30                11733.40               9182.82
2002                                           8947.87               9706.32                10020.20               7995.48
2003                                          11265.00              12388.10                12256.30              10199.70

Equity Aggressive Strategy Fund - Class A #
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,800              28.00%
5 Years                $      11,325               2.52%sec.
Inception              $      11,453               2.25%sec.

Equity Aggressive Strategy Fund - Class C ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,491              24.91%
5 Years                $      10,728               1.41%sec.
Inception              $      10,864               1.37%sec.

Equity Aggressive Strategy Fund - Class D +
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,560              25.60%
5 Years                $      10,975               1.88%sec.
Inception              $      11,115               1.75%sec.

Equity Aggressive Strategy Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,589              25.89%
5 Years                $      11,138               2.18%sec.
Inception              $      11,265               1.98%sec.

Equity Aggressive Strategy Fund - Class S +++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,626              26.26%
5 Years                $      11,269               2.42%sec.
Inception              $      11,397               2.17%sec.

Equity Aggressive Strategy Composite Benchmark ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,763              27.63%
5 Years                $      12,494               3.42%sec.
Inception              $      12,388               4.46%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,232              22.32%
5 Years                $      10,581               1.14%sec.
Inception              $      12,256               4.02%sec.

MSCI EAFE Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,757              27.57%
5 Years                $      10,047               0.09%sec.
Inception              $      10,200              10.55%sec.

 4  LifePoints(R) Equity Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year-to-year market values.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide high long term capital appreciation. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Equity Aggressive Strategy Fund Class E, Class D, Class C, Class S, and Class A shares returned 25.89%, 25.60%, 24.91%, 26.26%, and 28.00%, respectively. This compared to the Equity Aggressive Strategy Composite Benchmark, which gained 27.63% during the same period. Class E, Class D, Class C, Class S, and Class A performance is net of direct and indirect operating expenses of 1.45%, 1.70%, 2.20%, 1.20%, and 1.45%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

On July 1, 2003, the Fund's target asset-allocation to the underlying funds was adjusted.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's performance was driven by the rally in US and in non-US equity markets, but was slightly moderated by the lack of consistent trends in these markets. The Fund's policy of being fully invested in the markets boosted returns, as did its allocation to emerging markets and real estate investments.

PLEASE DESCRIBE HOW THE FUND REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW IT IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Money managers of the underlying funds were cautious as the fiscal year began due to the geopolitical risk surrounding the markets. As a result, markets were more volatile at the beginning of the period. As investors became more comfortable with the events in Iraq and the future of corporate earnings, they focused increasingly on fundamental valuations and economic growth.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Within the Fund's equity allocation, selection by the underlying funds in US and international stocks contributed the most to performance, while sector selection by the underlying funds somewhat dampened the Fund's performance. The strong appreciation of foreign currencies relative to the US dollar accounted for a significant portion of gains in the Fund's non-US allocation. Within the Fund's real estate component, sector allocation by the underlying fund contributed the most to returns.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK AND/OR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The US equity large and small capitalization market environment was challenging for most active money managers focused on stock fundamentals. As a result, most active money managers underperformed their respective passive indices. Index performance was driven mostly by companies with low financial quality, uncertain business prospects, negative profitability and volatile stock prices.

International equity market trends changed significantly over the fiscal period creating a generally difficult market for active money managers. Active money managers investing in emerging markets found the fiscal year to be difficult due to concerns over the strength of the global economy and building tension in the Middle East. The appreciation of foreign currencies relative to the US dollar accounted for a significant portion of MSCI EAFE gains to a US dollar-based investor.

Real estate active managers fared well in this environment as the focus was primarily on earnings quality and stability rather than value investing.

                              --------------------

* Equity Aggressive Strategy Fund Class E commenced operations on September 30, 1997. Index comparison began October 1, 1997.

++++ The Equity Aggressive Strategy Composite Benchmark is comprised of the following indices: 58% Russell 1000(R) Index, 24% MSCI EAFE Index, 6% Russell 2500(TM) Index, 5% MSCI Emerging Markets Free Index and 7% NAREIT Equity REIT Index.

+ Equity Aggressive Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Equity Aggressive Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Equity Aggressive Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 30, 1997 through January 31, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

# Equity Aggressive Strategy Fund Class E performance has been linked with Class A to provide historical perspective. From March 4, 2003 (commencement of sale) through the current period, Class A paid Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower. The return for March 4, 2003 (commencement of sale) through October 31, 2003, without linking Equity Aggressive Strategy Fund Class E performance, is 33.75%. The higher returns for Class A than Class E for the fiscal year was a result of the low relative asset level of Class A combined with a high level of shareholder activity. Such returns are not typical and are not expected to continue.

sec.  Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                LifePoints(R) Equity Aggressive Strategy Fund  5

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 70.6%
Diversified Equity Fund                             3,735,482         138,698
Quantitative Equity Fund                            4,249,037         138,689
Real Estate Securities Fund                           968,637          33,428
Special Growth Fund                                   581,938          29,074
                                                                 ------------
                                                                      339,889
                                                                 ------------

International Equities - 28.8%
Emerging Markets Fund                               2,178,369          23,918
International Securities Fund                       2,269,813         114,489
                                                                 ------------
                                                                      138,407
                                                                 ------------

TOTAL INVESTMENTS - 99.4%
(identified cost $451,884)                                            478,296

OTHER ASSETS AND LIABILITIES,
NET - 0.6%                                                              2,974
                                                                 ------------

NET ASSETS - 100.0%                                                   481,270
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 6  LifePoints(R) Equity Aggressive Strategy Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
[PERFORMANCE LINE GRAPH]

                                        AGGRESSIVE STRATEGY    AGGRESSIVE STRATEGY
                                              CLASS E               BENCHMARK          RUSSELL 1000 INDEX        LB AGGREGATE
                                        -------------------    -------------------     ------------------        ------------
Inception                                     10000.00              10000.00                10000.00               10000.00
1997                                           9750.00               9620.25                 9676.00               10145.10
1998                                          10293.10              10416.30                11583.50               11092.30
1999                                          12027.30              12391.80                14546.80               11151.30
2000                                          12951.90              13406.00                15864.40               11965.50
2001                                          10828.50              11338.50                11733.40               13707.70
2002                                           9893.00              10528.00                10020.20               14514.40
2003                                          12159.00              13014.20                12256.30               15226.40

Aggressive Strategy Fund - Class A #
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,291              22.91%
5 Years                $      11,814               3.39%sec.
Inception              $      12,159               3.24%sec.

Aggressive Strategy Fund - Class C ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,189              21.89%
5 Years                $      11,383               2.62%sec.
Inception              $      11,702               2.60%sec.

Aggressive Strategy Fund - Class D +
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,244              22.44%
5 Years                $      11,668               3.13%sec.
Inception              $      11,995               3.01%sec.

Aggressive Strategy Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,290              22.90%
5 Years                $      11,812               3.39%sec.
Inception              $      12,159               3.24%sec.

Aggressive Strategy Fund - Class S +++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,310              23.10%
5 Years                $      11,923               3.58%sec.
Inception              $      12,272               3.40%sec.

Aggressive Strategy Composite Benchmark ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,361              23.61%
5 Years                $      12,494               4.55%sec.
Inception              $      13,014               5.17%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,232              22.32%
5 Years                $      10,581               1.14%sec.
Inception              $      12,256               4.02%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,491               4.91%
5 Years                $      13,727               6.54%sec.
Inception              $      15,226               7.00%sec.

 8  LifePoints(R) Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to achieve high, long-term capital appreciation with low current income, while recognizing the possibility of substantial fluctuations in year-to-year market values.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide high long term capital appreciation with low current income. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Aggressive Strategy Fund Class E, Class D, Class C, Class S, and Class A shares returned 22.90%, 22.44%, 21.89%, 23.10%, and 22.91%, respectively. This compared to the Aggressive Strategy Composite Benchmark, which gained 23.61% during the same period. Class E, Class D, Class C, Class S, and Class A performance is net of direct and indirect operating expenses of 1.42%, 1.67%, 2.17%, 1.17%, and 1.42%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

On July 1, 2003, the Fund's target asset-allocation to the underlying funds was adjusted.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's performance was driven by the rally in US and non-US equity markets, but was slightly moderated by the lack of consistent trends in these markets. The positive returns generated by corporate bonds in the Fund's fixed income allocation further drove performance. The Fund's policy of being fully invested in the markets boosted returns, as did its allocation to emerging markets and real estate investments.

PLEASE DESCRIBE HOW THE FUND REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW IT IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Equity and fixed income money managers of the underlying funds were cautious as the fiscal year began due to the geopolitical risk surrounding the markets. As a result, these markets were more volatile at the beginning of the period. As investors became more comfortable with the events in Iraq and the future of corporate earnings, they focused increasingly on fundamental valuations and economic growth.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Within the Fund's equity allocation, selection by the underlying funds in US and international stocks contributed the most to returns, while sector selection by the underlying funds somewhat dampened the Fund's performance. The appreciation of foreign currencies relative to the US dollar accounted for a significant portion of gains in the Fund's non-US allocation. The Fund's allocation to underlying funds investing in corporate bonds, high yield, and emerging market debt contributed the most to performance in its fixed income allocation. Within the Fund's real estate component, sector allocation by the underlying fund contributed the most to returns.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK AND/OR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The US equity large and small capitalization market environment was challenging for most active money managers focused on stock fundamentals. As a result, most active money managers underperformed their respective passive indices. Index performance was driven mostly by companies with low financial quality, uncertain business prospects, negative profitability and volatile stock prices.

The period offered a favorable environment for active fixed income money managers due to the wide yield spreads within corporate bonds and the broad range of performance among specific bonds. The large volume of defaults led investors to focus on security selection. Security selection in the mortgage-backed sector was equally critical as mortgage pre-payments increased.

International equity market trends changed over the fiscal period creating a difficult environment for active money managers. Active money managers investing in emerging markets found the fiscal year to be difficult due to concerns over the strength of the global economy and building tension in the Middle East. The appreciation of foreign currencies relative to the US dollar accounted for a significant portion of MSCI EAFE gains to a US dollar-based investor.

Real estate active money managers fared well in this environment as the focus was primarily on earnings quality and stability rather than value investing.

                              --------------------
* Aggressive Strategy Fund Class E commenced operations on September 16, 1997. Index comparison began October 1, 1997.

++++ The Aggressive Strategy Composite Benchmark is comprised of the following indices: 40% Russell 1000(R) Index, 19% MSCI EAFE Index, 20% Lehman Brothers Aggregate Bond Index, 5% Russell 2500(TM) Index, 4% MSCI Emerging Markets Free Index and 6% NAREIT Equity REIT Index.

+ Aggressive Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Aggressive Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From January 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Aggressive Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 16, 1997 through February 1, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

# Aggressive Strategy Fund Class E performance has been linked with Class A to provide historical perspective. From March 10, 2003 (commencement of sale) through the current period, Class A paid Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower. The return for March 10, 2003 (commencement of sale) through October 31, 2003, without linking Aggressive Strategy Fund Class E performance, is 27.35%.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                       LifePoints(R) Aggressive Strategy Fund  9

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 19.9%
Multistrategy Bond Fund                            16,422,018         173,417
                                                                 ------------

Domestic Equities - 56.6%
Diversified Equity Fund                             5,372,565         199,483
Quantitative Equity Fund                            6,111,650         199,484
Real Estate Securities Fund                         1,506,950          52,005
Special Growth Fund                                   875,525          43,741
                                                                 ------------
                                                                      494,713
                                                                 ------------

International Equities - 22.8%
Emerging Markets Fund                               3,159,346          34,690
International Securities Fund                       3,264,162         164,644
                                                                 ------------
                                                                      199,334
                                                                 ------------

TOTAL INVESTMENTS - 99.3%
(identified cost $829,021)                                            867,464

OTHER ASSETS AND LIABILITIES,
NET - 0.7%                                                              5,799
                                                                 ------------

NET ASSETS - 100.0%                                                   873,263
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 10  LifePoints(R) Aggressive Strategy Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
[PERFORMANCE LINE GRAPH]

                                            LIFE POINTS          BALANCE STATEGY          LB AGGREGATE           RUSSELL 1000
                                            -----------          ---------------          ------------           ------------
Inception                                      10000                  10000                  10000                  10000
1997                                            9870                   9779                  10145                   9676
1998                                           10619                  10709                  11092                  11584
1999                                           11868                  12124                  11151                  14547
2000                                           12744                  13077                  11966                  15864
2001                                           11650                  12089                  13708                  11733
2002                                           11099                  11679                  14514                  10020
2003                                           13097                  13847                  15226                  12256

Balanced Strategy Fund - Class A #
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,802              18.02%
5 Years                $      12,335               4.29%sec.
Inception              $      13,097               4.50%sec.

Balanced Strategy Fund - Class C ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,702              17.02%
5 Years                $      11,893               3.53%sec.
Inception              $      12,612               3.86%sec.

Balanced Strategy Fund - Class D +
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,776              17.76%
5 Years                $      12,199               4.05%sec.
Inception              $      12,938               4.29%sec.

Balanced Strategy Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,800              18.01%
5 Years                $      12,334               4.28%sec.
Inception              $      13,097               4.50%sec.

Balanced Strategy Fund - Class S +++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,822              18.22%
5 Years                $      12,453               4.48%sec.
Inception              $      13,223               4.67%sec.

Balanced Strategy Composite Benchmark ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,856              18.56%
5 Years                $      12,930               5.27%sec.
Inception              $      13,847               5.97%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,491               4.91%
5 Years                $      13,727               6.54%sec.
Inception              $      15,226               7.00%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,232              22.32%
5 Years                $      10,581               1.14%sec.
Inception              $      12,256               4.02%sec.

 12  LifePoints(R) Balanced Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to achieve a moderate level of current income and, over time, above-average capital appreciation with moderate risk.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide above average capital appreciation and a moderate level of current income. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Balanced Strategy Fund Class E, Class D, Class C, Class S, and Class A shares gained 18.01%, 17.76%, 17.02%, 18.22%, and 18.02%, respectively. This compared to the Balanced Strategy Composite Benchmark, which gained 18.56% during the same period. Class E, Class D, Class C, Class S, and Class A performance is net of direct and indirect operating expenses of 1.30%, 1.55%, 2.05%, 1.05%, and 1.30%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

On July 1, 2003, the Fund's target asset-allocation to the underlying funds was adjusted.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's performance was driven by the rally in corporate bonds and in non-US markets, but was moderated by the lack of consistent trends in these markets. The Fund's policy of being fully invested in the markets boosted returns, as did its small allocation to emerging markets and real estate investments.

PLEASE DESCRIBE HOW THE FUND REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW IT IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Fixed income and equity money managers of the underlying funds were cautious as the fiscal year began due to the geopolitical risk surrounding the markets. As a result, these markets were more volatile at the beginning of the period. As investors became more comfortable with the events in Iraq and the future of corporate earnings, they focused increasingly on fundamental valuations and economic growth.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Within the Fund's equity allocation, selection by the underlying funds in US and international stocks contributed the most to returns, while sector selection by the underlying funds somewhat dampened the Fund's performance. The appreciation of foreign currencies relative to the US dollar accounted for a significant portion of gains in the Fund's non-US allocation. The Fund's allocation to underlying funds investing in corporate bonds, combined with small allocations to high yield and emerging market debt contributed the most to the Fund's performance within its fixed income allocation. Within the Fund's real estate component, sector allocation by the underlying fund contributed the most to returns.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK AND/OR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The US equity large and small capitalization market environment was challenging for most active money managers focused on stock fundamentals. As a result, most active money managers underperformed their respective passive indices. Index performance was driven mostly by companies with low financial quality, uncertain business prospects, negative profitability and volatile stock prices.
The period offered a favorable environment for active fixed income money managers due to the wide yield spreads within corporate bonds and the broad range of performance among specific bonds. The large volume of defaults led investors to focus on security selection. Security selection in the mortgage-backed sector was equally critical as mortgage pre-payments increased. International equity market trends changed over the period creating a difficult environment for active money managers. Active money managers in emerging markets found the fiscal year to be difficult due to concerns over the strength of the global economy and building tension in the Middle East. The appreciation of foreign currencies relative to the US dollar accounted for a significant portion of MSCI EAFE gains to a US dollar-based investor.
Real estate active money managers fared well in this environment as the focus was primarily on earnings quality and stability rather than value investing.

                              --------------------

* Balanced Strategy Fund Class E commenced operations on September 16, 1997. Index comparison began October 1, 1997.

++++ The Balanced Strategy Composite Benchmark is comprised of the following indices: 40% Lehman Brothers Aggregate Bond Index, 32% Russell 1000(R) Index, 16% MSCI EAFE Index, 4% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% MSCI Emerging Markets Free Index.

+ Balanced Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Balanced Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From January 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Balanced Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From September 16, 1997 through January 31, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

# Balanced Strategy Fund Class E performance has been linked with Class A to provide historical perspective. From March 4, 2003 (commencement of sale) through the current period, Class A paid Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower. The return for March 4, 2003 (commencement of sale) through October 31, 2003, without linking Balanced Strategy Fund Class E performance, is 18.80%.

sec.  Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                        LifePoints(R) Balanced Strategy Fund  13

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares


Bonds - 39.7%
Diversified Bond Fund                              12,787,763         307,034
Multistrategy Bond Fund                            29,078,276         307,067
                                                                 ------------
                                                                      614,101
                                                                 ------------
Domestic Equities - 40.9%
Diversified Equity Fund                             6,636,533         246,414
Quantitative Equity Fund                            7,538,483         246,056
Real Estate Securities Fund                         2,224,138          76,755
Special Growth Fund                                 1,250,439          62,472
                                                                 ------------
                                                                      631,697
                                                                 ------------
International Equities - 18.9%
Emerging Markets Fund                               4,211,800          46,246
International Securities Fund                       4,870,414         245,664
                                                                 ------------
                                                                      291,910
                                                                 ------------

TOTAL INVESTMENTS - 99.5%
(identified cost $1,427,278)                                        1,537,708

OTHER ASSETS AND LIABILITIES,
NET - 0.5%                                                              8,051
                                                                 ------------

NET ASSETS - 100.0%                                                 1,545,759
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 14  LifePoints(R) Balanced Strategy Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
[PERFORMANCE LINE GRAPH]

                                            LIFE POINTS              MODERATE               MERRILL              LB AGGREGATE
                                            -----------              --------               -------              ------------
Inception                                      10000                  10000                  10000                  10000
1997                                            9810                   9878                  10074                  10145
1998                                           10585                  10765                  10850                  11092
1999                                           11477                  11784                  11175                  11151
2000                                           12300                  12651                  11854                  11966
2001                                           12030                  12468                  13138                  13708
2002                                           11883                  12412                  13781                  14514
2003                                           13331                  13988                  14058                  15226

Moderate Strategy Fund - Class A #
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,231              12.31%
5 Years                $      12,609               4.74%sec.
Inception              $      13,346               4.86%sec.

Moderate Strategy Fund - Class C ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,136              11.36%
5 Years                $      12,171               4.01%sec.
Inception              $      12,855               4.22%sec.

Moderate Strategy Fund - Class D +
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,194              11.94%
5 Years                $      12,452               4.48%sec.
Inception              $      13,152               4.61%sec.

Moderate Strategy Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,219              12.19%
5 Years                $      12,595               4.72%sec.
Inception              $      13,331               4.84%sec.

Moderate Strategy Fund - Class S +++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,255              12.55%
5 Years                $      12,706               4.90%sec.
Inception              $      13,449               4.99%sec.

Moderate Strategy Composite Benchmark ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      11,269              12.69%
5 Years                $      12,984               5.38%sec.
Inception              $      13,988               5.97%sec.

Merrill Lynch 1-2.99 Years Treasury Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,201               2.01%
5 Years                $      12,956               5.32%sec.
Inception              $      14,058               5.71%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,491               4.91%
5 Years                $      13,727               6.54%sec.
Inception              $      15,226               7.00%sec.

 16  LifePoints(R) Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to achieve moderate long-term capital appreciation with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide high current income and moderate long term capital appreciation. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Moderate Strategy Fund Class E, Class D, Class C, Class S, and Class A shares gained 12.19%, 11.94%, 11.36%, 12.55%, and 12.31%, respectively. This compared to the Moderate Strategy Composite Benchmark, which gained 12.69% during the same period. Class E, Class D, Class C, Class S, and Class A performance is net of direct and indirect operating expenses of 1.10%, 1.35%, 1.85%, 0.85%, and 1.10%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

On July 1, 2003, the Fund's target asset-allocation to the underlying funds was adjusted.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES.

The Fund's performance was driven by the rally in corporate bonds, but was moderated by the lack of consistent trends in these markets. The Fund's policy of being fully invested boosted returns, as did its allocation to non-US and real estate investments.

PLEASE DESCRIBE HOW THE FUND REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW IT IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Fixed income and equity money managers of the underlying funds were cautious as the fiscal year began due to the geopolitical risk surrounding the markets. As a result, these markets were more volatile at the beginning of the period. As investors became more comfortable with the events in Iraq and the future of corporate earnings, they focused increasingly on fundamental valuations and economic growth.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The Fund's exposure to underlying funds investing in corporate bonds, high yield, and emerging market debt contributed the most to the Fund's performance within its fixed income allocation. Within the Fund's equity allocation, selection by the underlying funds in US and international stocks contributed the most to returns. Within the Fund's real estate component, sector allocation by the underlying fund contributed the most to returns.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK AND/OR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The period offered a favorable environment for active fixed income money managers due to the wide yield spreads within corporate bonds and the broad range of performance among specific bonds. The large volume of defaults led investors to focus on security selection. Security selection in the mortgage-backed sector was equally critical as mortgage pre-payments increased.

The US equity large and small capitalization market environment was challenging for most active money managers focused on stock fundamentals. As a result, most active money managers underperformed their respective passive indices. Index performance was driven mostly by companies with low financial quality, uncertain business prospects, negative profitability and volatile stock prices.

International equity market trends changed over the fiscal period creating a difficult environment for active money managers. Active money managers investing in emerging markets found the fiscal year to be difficult due to concerns over the strength of the global economy and building tension in the Middle East. The appreciation of foreign currencies relative to the US dollar accounted for a significant portion of MSCI EAFE gains to a US dollar-based investor.

Real estate active money managers fared well in this environment as the focus was primarily on earnings quality and stability rather than value investing.

                              --------------------
* Moderate Strategy Fund Class E commenced operations on October 2, 1997. Index comparison began October 1, 1997.

++++ The Moderate Strategy Composite Benchmark is comprised of the following indices: 33% Merrill Lynch 1-2.99 Years Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 11% MSCI EAFE Index, 4% NAREIT Equity REIT Index and 3% Russell 2500(TM) Index.

+ Moderate Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Moderate Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Moderate Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From October 2, 1997 through February 1, 2000, performance results include shareholder service fees paid by Class
      E. Total return would have been higher had these fees not been in effect during prior reporting periods.

# Moderate Strategy Fund Class E performance has been linked with Class A to provide historical perspective. From March 5, 2003 (commencement of sale) through the current period, Class A paid Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower. The return for March 5, 2003 (commencement of sale) through October 31, 2003, without linking Moderate Strategy Fund Class E performance, is 12.56%.

sec.  Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                        LifePoints(R) Moderate Strategy Fund  17

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares


Bonds - 59.7%
Diversified Bond Fund                               4,959,056         119,067
Short Term Bond Fund                                7,639,344         145,531
                                                                 ------------
                                                                      264,598
                                                                 ------------
Domestic Equities - 29.0%
Diversified Equity Fund                             1,313,854          48,783
Quantitative Equity Fund                            1,491,108          48,670
Real Estate Securities Fund                           511,866          17,664
Special Growth Fund                                   270,925          13,535
                                                                 ------------
                                                                      128,652
                                                                 ------------
International Equities - 11.0%
International Securities Fund                         965,686          48,709
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $413,906)                                            441,959

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                              1,265
                                                                 ------------

NET ASSETS - 100.0%                                                   443,224
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 18  LifePoints(R) Moderate Strategy Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
[PERFORMANCE LINE GRAPH]

                                            LIFE POINTS            CONSERVATIVE             MERRILL              LB AGGREGATE
                                            -----------            ------------             -------              ------------
Inception                                     10000.00               10000.00               10000.00               10000.00
1998                                          10686.00               10809.00               10770.00               10934.00
1999                                          11256.00               11435.00               11093.00               10992.00
2000                                          12032.00               12224.00               11767.00               11794.00
2001                                          12539.00               12820.00               13041.00               13512.00
2002                                          12763.00               13128.00               13680.00               14307.00
2003                                          13699.00               14103.00               13954.00               15009.00

Conservative Strategy Fund - Class A #
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,730               7.30%
5 Year                 $      12,816               5.08%sec.
Inception              $      13,695               5.40%sec.

Conservative Strategy Fund - Class C ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,651               6.51%
5 Year                 $      12,354               4.32%sec.
Inception              $      13,185               4.73%sec.

Conservative Strategy Fund - Class D +
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,717               7.17%
5 Year                 $      12,669               4.84%sec.
Inception              $      13,521               5.17%sec.

Conservative Strategy Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,733               7.33%
5 Year                 $      12,819               5.09%sec.
Inception              $      13,699               5.40%sec.

Conservative Strategy Fund - Class S +++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,763               7.63%
5 Year                 $      12,948               5.30%sec.
Inception              $      13,837               5.58%sec.

Conservative Strategy Composite Benchmark ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,743               7.43%
5 Year                 $      13,048               5.47%sec.
Inception              $      14,103               5.44%sec.

Merrill Lynch 1-2.99 Years Treasury Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,201               2.01%
5 Year                 $      12,956               5.32%sec.
Inception              $      13,954               5.71%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,491               4.91%
5 Year                 $      13,727               6.54%sec.
Inception              $      15,009               7.00%sec.

 20  LifePoints(R) Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to achieve moderate total rate of return through low capital appreciation and reinvestment of a high level of current income.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide high current income and low long term capital appreciation. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Conservative Strategy Fund Class E, Class D, Class C, Class S, and Class A shares returned 7.33%, 7.17%, 6.51%, 7.63%, and 7.30%, respectively. This compared to the Conservative Strategy Composite Benchmark, which gained 7.43% during the same period. Class E, Class D, Class C, Class S, and Class A performance is net of direct and indirect operating expenses of 0.97%, 1.22%, 1.72%, 0.72%, and 0.97%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

On July 1, 2003, the Fund's target asset-allocation to the underlying funds was adjusted.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's performance was driven by the rally in corporate bonds, but was moderated by the lack of consistent trends in these markets. The Fund's policy of being fully invested in the markets boosted returns, as did its allocation to non-US and real estate investments.

PLEASE DESCRIBE HOW THE FUND REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW IT IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Fixed income and equity money managers of the underlying funds were cautious as the fiscal year began due to the geopolitical risk surrounding the markets. As a result, these markets were more volatile at the start of the period. As investors became more comfortable with the events in Iraq and the future of corporate earnings, they focused increasingly on fundamental valuations and economic growth.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The Fund's small exposure to underlying funds investing in corporate bonds, high yield, and emerging market debt contributed the most to the Fund's performance within its fixed income allocation. Within the Fund's equity allocation, selection by underlying funds among US stocks contributed the most to returns, while selection by underlying funds among US and non-US sectors somewhat dampened the Fund's performance. Within the Fund's real estate component, sector allocation by the underlying fund contributed the most to returns.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK AND/OR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The period offered a favorable environment for active fixed income money managers due to the wide yield spreads within corporate bonds and the broad range of performance among specific bonds. The large volume of defaults led investors to focus on security selection. Security selection in the mortgage-backed sector was equally critical as mortgage pre-payments increased.

The US equity large capitalization market environment was challenging for most active money managers focused on stock fundamentals. As a result, most active money managers underperformed their respective passive indices. Index performance was driven mostly by companies with low financial quality, uncertain business prospects, negative profitability and volatile stock prices.

International equity market trends changed significantly over the fiscal period creating a generally difficult market for active money managers. Active money managers investing in emerging markets found the fiscal year to be difficult due to concerns over the strength of the global economy and building tension in the Middle East. The appreciation of foreign currencies relative to the US dollar accounted for a significant portion of MSCI EAFE gains to a US dollar-based investor.

Real estate active managers fared well in this environment as the focus was primarily on earnings quality and stability rather than value investing.

                              --------------------
* Conservative Strategy Fund Class E commenced operations on November 7, 1997. Index comparison began November 1, 1997.

++++ The Conservative Strategy Composite Benchmark is comprised of the following indices: 58% Merrill Lynch 1-2.99 Years Treasury Index, 22% Lehman Brothers Aggregate Bond Index 14% Russell 1000(R) Index, 3% MSCI EAFE Index, and 3% NAREIT Equity REIT Index.

+ Conservative Strategy Fund Class E performance has been linked with Class D to provide historical perspective. From March 24, 1998 (commencement of sale) through the current period, Class D paid shareholder servicing and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Conservative Strategy Fund Class E and Class D performance has been linked with Class C to provide historical perspective. From February 11, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Conservative Strategy Fund Class E performance has been linked with Class S to provide historical perspective. From November 7, 1997 through February 14, 2000, performance results include shareholder service fees paid by Class E. Total return would have been higher had these fees not been in effect during prior reporting periods.

# Conservative Strategy Fund Class E performance has been linked with Class A to provide historical perspective. From March 3, 2003 (commencement of sale) through the current period, Class A paid Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower. The return for March 3, 2003 (commencement of sale) through October 31, 2003, without linking Conservative Strategy Fund Class E performance, is 6.01%.

sec.  Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                    LifePoints(R) Conservative Strategy Fund  21

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares


Bonds - 79.6%
Diversified Bond Fund                               3,541,455          85,030
Short Term Bond Fund                               11,765,627         224,136
                                                                 ------------
                                                                      309,166
                                                                 ------------
Domestic Equities - 17.1%
Diversified Equity Fund                               736,375          27,342
Quantitative Equity Fund                              836,163          27,292
Real Estate Securities Fund                           336,609          11,616
                                                                 ------------
                                                                       66,250
                                                                 ------------
International Equities - 3.0%
International Securities Fund                         231,292          11,666
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $370,909)                                            387,082

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                              1,158
                                                                 ------------

NET ASSETS - 100.0%                                                   388,240
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 22  LifePoints(R) Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

BENCHMARK COMPOSITION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
BENCHMARK DESCRIPTIONS


The Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

The Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

Russell 2500(TM) Index is composed of the bottom 500 stocks the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

The Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 22 world markets.

National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance in not indicative of future results.

                                                         LifePoints(R) Funds  23

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2003

Amounts in thousands

                                                                           EQUITY AGGRESSIVE
                                                                             STRATEGY FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $            451,884
----------------------------------------------------------------------------------------------
Investments, at market                                                                 478,296
Receivable for fund shares sold                                                          3,935
                                                                          --------------------
Total assets                                                                           482,231
                                                                          --------------------

LIABILITIES
Payables:
      Investments purchased                                                                607
      Fund shares redeemed                                                                 187
      Accrued fees to affiliates                                                           167
                                                                          --------------------
Total liabilities                                                                          961
                                                                          --------------------

NET ASSETS                                                                $            481,270
                                                                          ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $                 --
Accumulated net realized gain (loss)                                                   (49,522)
Unrealized appreciation (depreciation) on investments                                   26,412
Shares of beneficial interest                                                              576
Additional paid-in capital                                                             503,804
                                                                          --------------------
NET ASSETS                                                                $            481,270
                                                                          ====================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Net asset value per share: Class A*                                    $               8.50
   Maximum offering price per share (Net asset value plus sales charge
     of 5.75%): Class A                                                   $               9.02
      Class A -- Net assets                                               $          7,399,298
      Class A -- Shares outstanding ($.01 par value)                                   870,159
   Net asset value per share: Class C*                                    $               8.23
      Class C -- Net assets                                               $         99,808,339
      Class C -- Shares outstanding ($.01 par value)                                12,131,378
   Net asset value per share: Class D*                                    $               8.38
      Class D -- Net assets                                               $        128,624,391
      Class D -- Shares outstanding ($.01 par value)                                15,347,746
   Net asset value per share: Class E*                                    $               8.37
      Class E -- Net assets                                               $        155,983,580
      Class E -- Shares outstanding ($.01 par value)                                18,641,472
   Net asset value per share: Class S*                                    $               8.45
      Class S -- Net assets                                               $         89,454,387
      Class S -- Shares outstanding ($.01 par value)                                10,584,013
----------------------------------------------------------------------------------------------

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 24  Statement of Assets and Liabilities

      AGGRESSIVE         BALANCED          MODERATE        CONSERVATIVE
    STRATEGY FUND     STRATEGY FUND     STRATEGY FUND     STRATEGY FUND
------------------------------------------------------------------------
    $      829,021    $    1,427,278    $      413,906    $      370,909
------------------------------------------------------------------------
           867,464         1,537,708           441,959           387,082
             9,497            14,298             2,745             2,376
    --------------    --------------    --------------    --------------
           876,961         1,552,006           444,704           389,458
    --------------    --------------    --------------    --------------

             3,026             5,159             1,189               830
               346               503               123               261
               326               585               168               127
    --------------    --------------    --------------    --------------
             3,698             6,247             1,480             1,218
    --------------    --------------    --------------    --------------

    $      873,263    $    1,545,759    $      443,224    $      388,240
    ==============    ==============    ==============    ==============
    $           --    $           --    $           --    $           --
           (30,817)          (51,462)           (9,638)           (1,197)
            38,443           110,430            28,053            16,173
               956             1,602               441               372
           864,681         1,485,189           424,368           372,892
    --------------    --------------    --------------    --------------
    $      873,263    $    1,545,759    $      443,224    $      388,240
    ==============    ==============    ==============    ==============

    $         9.12    $         9.64    $        10.03    $        10.42
    $         9.68    $        10.23    $        10.64    $        11.06
    $   27,699,800    $   60,696,233    $   18,819,836    $    5,526,196
         3,036,445         6,296,017         1,876,600           530,220
    $         9.09    $         9.61    $        10.01    $        10.38
    $  219,946,102    $  396,344,065    $   96,230,959    $   54,674,457
        24,190,972        41,223,830         9,612,388         5,265,078
    $         9.15    $         9.66    $        10.06    $        10.47
    $  232,635,955    $  396,544,681    $  154,267,193    $   92,430,114
        25,417,141        41,047,517        15,331,475         8,832,059
    $         9.13    $         9.65    $        10.03    $        10.43
    $  233,111,723    $  414,050,482    $   99,925,535    $  199,229,146
        25,536,620        42,900,444         9,963,008        19,099,607
    $         9.16    $         9.68    $        10.05    $        10.47
    $  159,868,980    $  278,123,185    $   73,980,171    $   36,380,050
        17,447,896        28,723,991         7,362,541         3,476,112
------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  25

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003

Amounts in thousands

                                                                          EQUITY AGGRESSIVE
                                                                            STRATEGY FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income distributions from Underlying Funds                          $          2,756

EXPENSES
      Advisory fees                                                                    670
      Distribution fees - Class A                                                        3
      Distribution fees - Class C                                                      471
      Distribution fees - Class D                                                      190
      Shareholder servicing fees - Class C                                             157
      Shareholder servicing fees - Class D                                             190
      Shareholder servicing fees - Class E                                             320
                                                                          ----------------
      Expenses before reductions                                                     2,001
      Expense reductions                                                              (670)
                                                                          ----------------
Net expenses                                                                         1,331
                                                                          ----------------
Net investment income (loss)                                                         1,425
                                                                          ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                                  (18,466)
      Capital gain distributions from Underlying Funds                                  88
                                                                          ----------------
Net realized gain (loss)                                                           (18,378)
Net change in unrealized appreciation (depreciation) on investments                101,265
                                                                          ----------------
Net realized and unrealized gain (loss)                                             82,887
                                                                          ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $         84,312
                                                                          ================

See accompanying notes which are an integral part of the financial statements.

 26  Statement of Operations

       AGGRESSIVE           BALANCED            MODERATE        CONSERVATIVE
     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND      STRATEGY FUND
-----------------------------------------------------------------------------
    $          7,403    $         22,016    $          7,007    $      5,814

               1,192               2,157                 609             545
                  16                  33                  13               5
               1,086               2,010                 476             309
                 342                 640                 236             147
                 362                 670                 159             103
                 342                 640                 236             147
                 465                 852                 208             345
    ----------------    ----------------    ----------------    ------------
               3,805               7,002               1,937           1,601
              (1,192)             (2,157)               (609)           (545)
    ----------------    ----------------    ----------------    ------------
               2,613               4,845               1,328           1,056
    ----------------    ----------------    ----------------    ------------
               4,790              17,171               5,679           4,758
    ----------------    ----------------    ----------------    ------------

             (17,149)            (31,501)             (4,308)          1,625
                 135               1,163                 316             139
    ----------------    ----------------    ----------------    ------------
             (17,014)            (30,338)             (3,992)          1,764
             145,154             204,835              35,410          15,230
    ----------------    ----------------    ----------------    ------------
             128,140             174,497              31,418          16,994
    ----------------    ----------------    ----------------    ------------
    $        132,930    $        191,668    $         37,097    $     21,752
    ================    ================    ================    ============

  See accompanying notes which are an integral part of the financial statements.
                                                     Statement of Operations  27

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

Amounts in thousands

                                                                                       EQUITY AGGRESSIVE
                                                                                         STRATEGY FUND
                                                                                 2003                    2002
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $             1,425    $                952
      Net realized gain (loss)                                                        (18,378)                (22,687)
      Net change in unrealized appreciation (depreciation)                            101,265                 (13,694)
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                  84,312                 (35,429)
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                           (7)                     --
         Class C                                                                          (78)                    (68)
         Class D                                                                         (226)                    (42)
         Class E                                                                         (763)                   (590)
         Class S                                                                         (604)                   (328)
      From net realized gain
         Class C                                                                           --                    (743)
         Class D                                                                           --                    (243)
         Class E                                                                           --                  (2,718)
         Class S                                                                           --                  (1,106)
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                          (1,678)                 (5,838)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                   147,276                  36,710
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                           229,910                  (4,557)

NET ASSETS
      Beginning of period                                                             251,360                 255,917
                                                                          -------------------    --------------------

      End of period                                                       $           481,270    $            251,360
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 28  Statement of Changes in Net Assets

             AGGRESSIVE                       BALANCED                        MODERATE                      CONSERVATIVE
            STRATEGY FUND                   STRATEGY FUND                   STRATEGY FUND                   STRATEGY FUND
        2003            2002            2003            2002            2003            2002            2003            2002
---------------------------------------------------------------------------------------------------------------------------------

    $       4,790   $       4,693   $      17,171   $      13,197   $       5,679   $       3,796   $       4,758   $       2,417
          (17,014)        (10,131)        (30,338)        (15,440)         (3,992)         (3,832)          1,764          (2,085)
          145,154         (36,828)        204,835         (38,858)         35,410          (2,979)         15,230             710
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          132,930         (42,266)        191,668         (41,101)         37,097          (3,015)         21,752           1,042
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

              (71)             --            (222)             --             (87)             --             (33)             --
             (535)           (560)         (3,343)         (2,376)           (942)           (608)           (555)           (417)
           (1,068)           (353)         (4,205)         (1,440)         (1,746)           (473)         (1,006)           (381)
           (1,967)         (2,270)         (6,694)         (6,198)         (1,913)         (1,672)         (2,699)         (1,050)
           (1,611)         (1,651)         (4,456)         (3,449)         (1,469)         (1,102)           (730)           (605)
               --          (1,703)             --          (1,689)             --            (118)             --             (11)
               --            (336)             --            (504)             --             (37)             --              (4)
               --          (3,532)             --          (3,387)             --            (310)             --             (25)
               --          (1,810)             --          (1,461)             --            (146)             --             (12)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (5,252)        (12,215)        (18,920)        (20,504)         (6,157)         (4,466)         (5,023)         (2,505)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

          324,158         115,629         639,674         234,848         222,379          89,019         261,289          63,270
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          451,836          61,148         812,422         173,243         253,319          81,538         278,018          61,807

          421,427         360,279         733,337         560,094         189,905         108,367         110,222          48,415
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    $     873,263   $     421,427   $   1,545,759   $     733,337   $     443,224   $     189,905   $     388,240   $     110,222
    =============   =============   =============   =============   =============   =============   =============   =============

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  29

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                     $                   $
                                          NET ASSET VALUE,             NET             NET REALIZED
                                            BEGINNING OF           INVESTMENT         AND UNREALIZED
                                               PERIOD           INCOME (LOSS)(A)       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
October 31, 2003 (2)                             6.38                   .02                2.13
-----------------------------------------------------------------------------------------------------
Class C
October 31, 2003                                 6.60                  (.01)               1.65
October 31, 2002                                 7.70                  (.02)               (.93)
October 31, 2001                                10.24                  (.04)              (2.30)
October 31, 2000 (5)                            11.38                  (.04)               (.35)
December 31, 1999 (8)                            9.80                   .06                1.98
-----------------------------------------------------------------------------------------------------
Class D
October 31, 2003                                 6.70                   .02                1.69
October 31, 2002                                 7.79                   .01                (.94)
October 31, 2001                                10.33                   .00(d)            (2.32)
October 31, 2000 (5)                            11.43                   .00(d)             (.34)
December 31, 1999                                9.81                   .06                2.01
December 31, 1998 (6)                            9.92                   .01                 .10
-----------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                 6.69                   .04                1.68
October 31, 2002                                 7.76                   .03                (.93)
October 31, 2001                                10.28                   .03               (2.32)
October 31, 2000 (5)                            11.39                   .03                (.35)
December 31, 1999                                9.80                   .10                2.00
December 31, 1998                                8.83                   .03                1.18
-----------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                 6.75                   .07                1.69
October 31, 2002                                 7.83                   .06                (.96)
October 31, 2001                                10.34                   .05               (2.33)
October 31, 2000 (9)                            10.91                   .04                 .17
-----------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM           FROM NET          FROM NET          TOTAL
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
October 31, 2003 (2)                          2.15              (.03)              .00         (.03)
----------------------------------------------------------------------------------------------------------
Class C
October 31, 2003                              1.64              (.01)              .00         (.01)
October 31, 2002                              (.95)             (.01)             (.14)        (.15)
October 31, 2001                             (2.34)             (.12)             (.08)        (.20)
October 31, 2000 (5)                          (.39)             (.14)             (.61)        (.75)
December 31, 1999 (8)                         2.04              (.30)             (.16)        (.46)
----------------------------------------------------------------------------------------------------------
Class D
October 31, 2003                              1.71              (.03)              .00         (.03)
October 31, 2002                              (.93)             (.02)             (.14)        (.16)
October 31, 2001                             (2.32)             (.14)             (.08)        (.22)
October 31, 2000 (5)                          (.34)             (.15)             (.61)        (.76)
December 31, 1999                             2.07              (.29)             (.16)        (.45)
December 31, 1998 (6)                          .11              (.17)             (.05)        (.22)
----------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              1.72              (.04)              .00         (.04)
October 31, 2002                              (.90)             (.03)             (.14)        (.17)
October 31, 2001                             (2.29)             (.15)             (.08)        (.23)
October 31, 2000 (5)                          (.32)             (.18)             (.61)        (.79)
December 31, 1999                             2.10              (.35)             (.16)        (.51)
December 31, 1998                             1.21              (.19)             (.05)        (.24)
----------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              1.76              (.06)              .00         (.06)
October 31, 2002                              (.90)             (.04)             (.14)        (.18)
October 31, 2001                             (2.28)             (.15)             (.08)        (.23)
October 31, 2000 (9)                           .21              (.17)             (.61)        (.78)
----------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 30  Financial Highlights

           $                                     $
    NET ASSET VALUE,          %             NET ASSETS,
         END OF             TOTAL          END OF PERIOD
         PERIOD          RETURN(B)(E)          (000)
----------------------------------------------------------
          8.50               33.75              7,399
         -----              ------            -------
          8.23               24.91             99,808
          6.60              (12.73)            45,267
          7.70              (23.24)            40,982
         10.24               (3.37)            43,005
         11.38               21.26             15,860
         -----              ------            -------
          8.38               25.60            128,624
          6.70              (12.34)            36,092
          7.79              (22.91)            12,208
         10.33               (2.90)            12,592
         11.43               21.58              3,732
          9.81                1.17              4,923
         -----              ------            -------
          8.37               25.89            155,984
          6.69              (12.05)           111,765
          7.76              (22.72)           156,698
         10.28               (2.75)           190,273
         11.39               21.96            202,066
          9.80               13.75             91,459
         -----              ------            -------
          8.45               26.26             89,455
          6.75              (11.95)            58,236
          7.83              (22.43)            46,029
         10.34                1.93             25,524
         -----              ------            -------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME           %
        NET ASSETS,         NET ASSETS,         TO AVERAGE           PORTFOLIO
         NET(C)(F)          GROSS(C)(F)        NET ASSETS(B)       TURNOVER RATE
---
            .25                 .45                 .30              17.81
           ----                ----                ----                ---
           1.00                1.20                (.19)             17.81
           1.00                1.20                (.32)             29.86
           1.00                1.20                (.45)             47.86
           1.00                1.25                (.35)             58.41
           1.00                1.25                 .59              76.20
           ----                ----                ----                ---
            .50                 .70                 .24              17.81
            .50                 .70                 .20              29.86
            .50                 .70                 .05              47.86
            .50                 .75                 .01              58.41
            .50                 .75                 .64              76.20
            .50                 .89                 .01              73.95
           ----                ----                ----                ---
            .25                 .45                 .59              17.81
            .25                 .45                 .44              29.86
            .25                 .45                 .30              47.86
            .25                 .50                 .24              58.41
            .25                 .50                 .99              76.20
            .25                 .62                 .28              73.95
           ----                ----                ----                ---
            .00                 .20                 .90              17.81
            .00                 .20                 .72              29.86
            .00                 .20                 .59              47.86
            .00                 .25                 .45              58.41
           ----                ----                ----                ---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  31

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                                $                   $
                                           NET ASSET VALUE,                       NET             NET REALIZED
                                             BEGINNING OF                     INVESTMENT         AND UNREALIZED
                                                PERIOD                     INCOME (LOSS)(A)       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
October 31, 2003 (4)                             7.20                              .04                1.94
----------------------------------------------------------------------------------------------------------------
Class C
October 31, 2003                                 7.49                              .02                1.61
October 31, 2002                                 8.46                              .04                (.79)
October 31, 2001                                10.35                              .05               (1.80)
October 31, 2000 (5)                            11.15                              .05                (.29)
December 31, 1999 (7)                           10.11                              .13                1.36
----------------------------------------------------------------------------------------------------------------
Class D
October 31, 2003                                 7.54                              .05                1.63
October 31, 2002                                 8.52                              .08                (.79)
October 31, 2001                                10.41                              .10               (1.81)
October 31, 2000 (5)                            11.20                              .09                (.28)
December 31, 1999                                9.95                              .15                1.57
December 31, 1998 (6)                           10.09                              .13                (.05)
----------------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                 7.51                              .08                1.63
October 31, 2002                                 8.49                              .11                (.81)
October 31, 2001                                10.38                              .12               (1.80)
October 31, 2000 (5)                            11.17                              .11                (.28)
December 31, 1999                                9.94                              .18                1.56
December 31, 1998                                9.14                              .19                 .87
----------------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                 7.54                              .10                1.63
October 31, 2002                                 8.52                              .13                (.81)
October 31, 2001                                10.41                              .14               (1.80)
October 31, 2000 (10)                           10.82                              .11                 .09
----------------------------------------------------------------------------------------------------------------

                                     $                 $                 $
                                TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS         $
                                    FROM           FROM NET          FROM NET          TOTAL
                                 OPERATIONS    INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
October 31, 2003 (4)                1.98              (.06)              .00         (.06)
----------------------------------------------------------------------------------------------------------------
Class C
October 31, 2003                    1.63              (.03)              .00         (.03)
October 31, 2002                    (.75)             (.05)             (.17)        (.22)
October 31, 2001                   (1.75)             (.10)             (.04)        (.14)
October 31, 2000 (5)                (.24)             (.18)             (.38)        (.56)
December 31, 1999 (7)               1.49              (.29)             (.16)        (.45)
----------------------------------------------------------------------------------------------------------------
Class D
October 31, 2003                    1.68              (.07)              .00         (.07)
October 31, 2002                    (.71)             (.10)             (.17)        (.27)
October 31, 2001                   (1.71)             (.14)             (.04)        (.18)
October 31, 2000 (5)                (.19)             (.22)             (.38)        (.60)
December 31, 1999                   1.72              (.31)             (.16)        (.47)
December 31, 1998 (6)                .08              (.21)             (.01)        (.22)
----------------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                    1.71              (.09)              .00         (.09)
October 31, 2002                    (.70)             (.11)             (.17)        (.28)
October 31, 2001                   (1.68)             (.17)             (.04)        (.21)
October 31, 2000 (5)                (.17)             (.24)             (.38)        (.62)
December 31, 1999                   1.74              (.35)             (.16)        (.51)
December 31, 1998                   1.06              (.25)             (.01)        (.26)
----------------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                    1.73              (.11)              .00         (.11)
October 31, 2002                    (.68)             (.13)             (.17)        (.30)
October 31, 2001                   (1.66)             (.19)             (.04)        (.23)
October 31, 2000 (10)                .20              (.23)             (.38)        (.61)
----------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 32  Financial Highlights

           $                                     $
    NET ASSET VALUE,          %             NET ASSETS,
         END OF             TOTAL          END OF PERIOD
         PERIOD          RETURN(B)(E)          (000)
----------------------------------------------------------
          9.12               27.35             27,700
----------------------------------------------------------
          9.09               21.89            219,946
          7.49               (9.20)           102,324
          8.46              (17.06)            80,514
         10.35               (2.15)            67,296
         11.15               15.21             29,365
----------------------------------------------------------
          9.15               22.44            232,636
          7.54               (8.78)            58,031
          8.52              (16.58)            15,307
         10.41               (1.72)            12,628
         11.20               17.69              6,096
          9.95                 .96              3,649
----------------------------------------------------------
          9.13               22.90            233,112
          7.51               (8.64)           152,805
          8.49              (16.40)           177,992
         10.38               (1.50)           193,351
         11.17               17.95            167,677
          9.94               11.69             62,188
----------------------------------------------------------
          9.16               23.10            159,869
          7.54               (8.37)           108,267
          8.52              (16.15)            86,466
         10.41                1.59             35,585
----------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME           %
        NET ASSETS,         NET ASSETS,         TO AVERAGE           PORTFOLIO
         NET(C)(F)          GROSS(C)(F)        NET ASSETS(B)       TURNOVER RATE
--------------------------------------------------------------------------------
            .25                 .45                 .51              15.15
--------------------------------------------------------------------------------
           1.00                1.20                 .24              15.15
           1.00                1.20                 .51              11.73
           1.00                1.20                 .53              13.12
           1.00                1.25                 .43              40.57
           1.00                1.25                1.50              71.44
--------------------------------------------------------------------------------
            .50                 .70                 .66              15.15
            .50                 .70                 .92              11.73
            .50                 .70                1.02              13.12
            .50                 .75                 .81              40.57
            .50                 .75                1.48              71.44
            .50                 .93                1.35              93.08
--------------------------------------------------------------------------------
            .25                 .45                1.02              15.15
            .25                 .45                1.29              11.73
            .25                 .45                1.30              13.12
            .25                 .50                1.04              40.57
            .25                 .50                1.73              71.44
            .25                 .66                1.88              93.08
--------------------------------------------------------------------------------
            .00                 .20                1.30              15.15
            .00                 .20                1.51              11.73
            .00                 .20                1.50              13.12
            .00                 .25                1.15              40.57
--------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  33

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
Class A
October 31, 2003 (2)                             8.20                 .06                1.47
--------------------------------------------------------------------------------------------------

Class C
October 31, 2003                                 8.33                 .09                1.31
October 31, 2002                                 9.04                 .12                (.59)
October 31, 2001                                10.20                 .16               (1.09)
October 31, 2000 (5)                            10.72                 .15                (.11)
December 31, 1999 (7)                           10.26                 .25                 .70
--------------------------------------------------------------------------------------------------

Class D
October 31, 2003                                 8.36                 .12                1.34
October 31, 2002                                 9.08                 .16                (.59)
October 31, 2001                                10.25                 .21               (1.10)
October 31, 2000 (5)                            10.77                 .17                (.09)
December 31, 1999                               10.13                 .30                 .84
December 31, 1998 (6)                           10.22                 .24                 .07
--------------------------------------------------------------------------------------------------

Class E
October 31, 2003                                 8.35                 .17                1.31
October 31, 2002                                 9.06                 .19                (.60)
October 31, 2001                                10.22                 .24               (1.11)
October 31, 2000 (5)                            10.74                 .21                (.11)
December 31, 1999                               10.12                 .30                 .86
December 31, 1998                                9.46                 .31                 .78
--------------------------------------------------------------------------------------------------

Class S
October 31, 2003                                 8.38                 .19                1.31
October 31, 2002                                 9.09                 .22                (.60)
October 31, 2001                                10.25                 .28               (1.12)
October 31, 2000 (9)                            10.45                 .19                 .23
--------------------------------------------------------------------------------------------------

                                                $                  $                 $
                                           TOTAL INCOME      DISTRIBUTIONS     DISTRIBUTIONS          $
                                               FROM            FROM NET           FROM NET          TOTAL
                                            OPERATIONS     INVESTMENT INCOME   REALIZED GAIN    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
Class A
October 31, 2003 (2)                           1.53              (.09)               .00          (.09)
-------------------------------------------------------------------------------------------------------------
Class C
October 31, 2003                               1.40              (.12)               .00          (.12)
October 31, 2002                               (.47)             (.13)              (.11)         (.24)
October 31, 2001                               (.93)             (.20)              (.03)         (.23)
October 31, 2000 (5)                            .04              (.24)              (.32)         (.56)
December 31, 1999 (7)                           .95              (.37)              (.12)         (.49)
-------------------------------------------------------------------------------------------------------------
Class D
October 31, 2003                               1.46              (.16)               .00          (.16)
October 31, 2002                               (.43)             (.18)              (.11)         (.29)
October 31, 2001                               (.89)             (.25)              (.03)         (.28)
October 31, 2000 (5)                            .08              (.28)              (.32)         (.60)
December 31, 1999                              1.14              (.38)              (.12)         (.50)
December 31, 1998 (6)                           .31              (.37)              (.03)         (.40)
-------------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                               1.48              (.18)               .00          (.18)
October 31, 2002                               (.41)             (.19)              (.11)         (.30)
October 31, 2001                               (.87)             (.26)              (.03)         (.29)
October 31, 2000 (5)                            .10              (.30)              (.32)         (.62)
December 31, 1999                              1.16              (.42)              (.12)         (.54)
December 31, 1998                              1.09              (.40)              (.03)         (.43)
-------------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                               1.50              (.20)               .00          (.20)
October 31, 2002                               (.38)             (.22)              (.11)         (.33)
October 31, 2001                               (.84)             (.29)              (.03)         (.32)
October 31, 2000 (9)                            .42              (.30)              (.32)         (.62)
-------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 34  Financial Highlights

                                                                     %                   %                   %
           $                                     $           RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE          TO AVERAGE       INVESTMENT INCOME
         END OF             TOTAL          END OF PERIOD        NET ASSETS,         NET ASSETS,         TO AVERAGE
         PERIOD          RETURN(B)(E)          (000)             NET(C)(F)          GROSS(C)(F)        NET ASSETS(B)
----------------------------------------------------------------------------------------------------------------------
          9.64               18.80             60,696               .25                 .45                 .74
----------------------------------------------------------------------------------------------------------------------
          9.61               17.02            396,344              1.00                1.20                1.05
          8.33               (5.42)           186,825              1.00                1.20                1.38
          9.04               (9.25)           136,748              1.00                1.20                1.71
         10.20                 .43             81,188              1.00                1.25                1.43
         10.72                9.53             39,325              1.00                1.25                2.96
----------------------------------------------------------------------------------------------------------------------

          9.66               17.76            396,545               .50                 .70                1.38
          8.36               (5.01)           121,077               .50                 .70                1.75
          9.08               (8.83)            38,381               .50                 .70                2.25
         10.25                 .84             17,296               .50                 .75                1.67
         10.77               11.64              9,075               .50                 .75                3.07
         10.13                3.23              4,953               .50                 .86                2.46
----------------------------------------------------------------------------------------------------------------------

          9.65               18.00            414,051               .25                 .45                1.88
          8.35               (4.73)           269,458               .25                 .45                2.17
          9.06               (8.59)           288,164               .25                 .45                2.51
         10.22                1.04            296,435               .25                 .50                2.02
         10.74               11.80            295,542               .25                 .50                2.89
         10.12               11.66            161,108               .25                 .61                3.05
----------------------------------------------------------------------------------------------------------------------

          9.68               18.22            278,123               .00                 .20                2.12
          8.38               (4.47)           155,977               .00                 .20                2.40
          9.09               (8.35)            96,801               .00                 .20                2.64
         10.25                4.09             36,898               .00                 .25                2.05
----------------------------------------------------------------------------------------------------------------------


             %
         PORTFOLIO
       TURNOVER RATE
---------------------
         18.55
---------------------
         18.55
         12.18
         33.42
         31.70
         64.63
---------------------
         18.55
         12.18
         33.42
         31.70
         64.63
         78.85
---------------------
         18.55
         12.18
         33.42
         31.70
         64.63
         78.85
---------------------
         18.55
         12.18
         33.42
         31.70
---------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  35

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED       FROM
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
Class A
October 31, 2003 (3)                             9.02                 .07                1.06            1.13
-----------------------------------------------------------------------------------------------------------------
Class C
October 31, 2003                                 9.15                 .12                 .91            1.03
October 31, 2002                                 9.59                 .19                (.38)           (.19)
October 31, 2001                                10.20                 .29                (.58)           (.29)
October 31, 2000 (5)                            10.46                 .24                (.02)            .22
December 31, 1999 (8)                           10.15                 .32                 .48             .80
-----------------------------------------------------------------------------------------------------------------
Class D
October 31, 2003                                 9.19                 .16                 .92            1.08
October 31, 2002                                 9.64                 .23                (.38)           (.15)
October 31, 2001                                10.24                 .33                (.56)           (.23)
October 31, 2000 (5)                            10.49                 .28                (.02)            .26
December 31, 1999                               10.15                 .33                 .50             .83
December 31, 1998 (6)                           10.18                 .26                 .09             .35
-----------------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                 9.16                 .21                 .89            1.10
October 31, 2002                                 9.59                 .27                (.38)           (.11)
October 31, 2001                                10.20                 .36                (.58)           (.22)
October 31, 2000 (5)                            10.46                 .28                 .00             .28
December 31, 1999                               10.15                 .40                 .46             .86
December 31, 1998                                9.61                 .39                 .57             .96
-----------------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                 9.17                 .23                 .90            1.13
October 31, 2002                                 9.61                 .28                (.38)           (.10)
October 31, 2001                                10.21                 .39                (.58)           (.19)
October 31, 2000 (10)                           10.27                 .29                 .19             .48
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS          $
                                              FROM NET          FROM NET           TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
Class A
October 31, 2003 (3)                            (.12)              .00          (.12)
-----------------------------------------------------------------------------------------------------------------
Class C
October 31, 2003                                (.17)              .00          (.17)
October 31, 2002                                (.20)             (.05)         (.25)
October 31, 2001                                (.30)             (.02)         (.32)
October 31, 2000 (5)                            (.28)             (.20)         (.48)
December 31, 1999 (8)                           (.40)             (.09)         (.49)
-----------------------------------------------------------------------------------------------------------------
Class D
October 31, 2003                                (.21)              .00          (.21)
October 31, 2002                                (.25)             (.05)         (.30)
October 31, 2001                                (.35)             (.02)         (.37)
October 31, 2000 (5)                            (.31)             (.20)         (.51)
December 31, 1999                               (.40)             (.09)         (.49)
December 31, 1998 (6)                           (.37)             (.01)         (.38)
-----------------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                (.23)              .00          (.23)
October 31, 2002                                (.27)             (.05)         (.32)
October 31, 2001                                (.37)             (.02)         (.39)
October 31, 2000 (5)                            (.34)             (.20)         (.54)
December 31, 1999                               (.46)             (.09)         (.55)
December 31, 1998                               (.41)             (.01)         (.42)
-----------------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                (.25)              .00          (.25)
October 31, 2002                                (.29)             (.05)         (.34)
October 31, 2001                                (.39)             (.02)         (.41)
October 31, 2000 (10)                           (.34)             (.20)         (.54)
-----------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 36  Financial Highlights

           $                                     $
    NET ASSET VALUE,          %             NET ASSETS,
         END OF             TOTAL          END OF PERIOD
         PERIOD          RETURN(B)(E)          (000)
----------------------------------------------------------
         10.03              12.56              18,820
----------------------------------------------------------
         10.01              11.36              96,231
          9.15              (2.00)             39,694
          9.59              (2.87)             20,859
         10.20               2.20              10,392
         10.46               8.03               4,139
----------------------------------------------------------
         10.06              11.94             154,267
          9.19              (1.58)             38,170
          9.64              (2.33)              5,545
         10.24               2.65               3,157
         10.49               8.40               1,367
         10.15               3.57               1,780
----------------------------------------------------------
         10.03              12.19              99,926
          9.16              (1.22)             66,462
          9.59              (2.19)             57,885
         10.20               2.81              49,818
         10.46               8.65              45,350
         10.15              10.19              18,573
----------------------------------------------------------
         10.05              12.55              73,980
          9.17              (1.08)             45,579
          9.61              (1.87)             24,078
         10.21               4.09               7,584
----------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(F)          GROSS(C)(F)        NET ASSETS(B)      TURNOVER RATE
-------------------------------------------------------------------------------
            .25                 .45                 .84                11.08
-------------------------------------------------------------------------------
           1.00                1.20                1.29                11.08
           1.00                1.20                2.05                15.16
           1.00                1.20                2.95                42.49
           1.00                1.25                2.30                39.55
           1.00                1.25                3.35               120.04
-------------------------------------------------------------------------------
            .50                 .70                1.62                11.08
            .50                 .70                2.51                15.16
            .50                 .70                3.39                42.49
            .50                 .75                2.66                39.55
            .50                 .75                3.28               120.04
            .50                1.01                2.65               175.58
-------------------------------------------------------------------------------
            .25                 .45                2.22                11.08
            .25                 .45                2.84                15.16
            .25                 .45                3.60                42.49
            .25                 .50                2.77                39.55
            .25                 .50                3.87               120.04
            .25                 .94                3.71               175.58
-------------------------------------------------------------------------------
            .00                 .20                2.44                11.08
            .00                 .20                2.97                15.16
            .00                 .20                3.97                42.49
            .00                 .25                3.12                39.55
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  37

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
October 31, 2003 (1)                             9.94                 .09                 .50
--------------------------------------------------------------------------------------------------
Class C
October 31, 2003                                 9.90                 .12                 .52
October 31, 2002                                10.10                 .28                (.18)
October 31, 2001                                10.17                 .42                (.07)
October 31, 2000 (5)                            10.12                 .31                 .07
December 31, 1999 (8)                           10.26                 .43                 .04
--------------------------------------------------------------------------------------------------
Class D
October 31, 2003                                 9.97                 .16                 .55
October 31, 2002                                10.17                 .33                (.18)
October 31, 2001                                10.21                 .44                (.03)
October 31, 2000 (5)                            10.16                 .33                 .09
December 31, 1999                               10.25                 .44                 .08
December 31, 1998 (6)                           10.20                 .32                 .06
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                 9.94                 .20                 .52
October 31, 2002                                10.13                 .36                (.18)
October 31, 2001                                10.19                 .49                (.07)
October 31, 2000 (5)                            10.14                 .34                 .10
December 31, 1999                               10.24                 .49                 .06
December 31, 1998                                9.88                 .46                 .29
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                 9.97                 .23                 .52
October 31, 2002                                10.16                 .38                (.18)
October 31, 2001                                10.21                 .55                (.10)
October 31, 2000 (11)                           10.09                 .37                 .14
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS          $
                                              FROM           FROM NET          FROM NET           TOTAL
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
October 31, 2003 (1)                           .59             (.11)              .00         (.11)
-----------------------------------------------------------------------------------------------------------
Class C
October 31, 2003                               .64             (.16)              .00         (.16)
October 31, 2002                               .10             (.29)             (.01)        (.30)
October 31, 2001                               .35             (.42)              .00         (.42)
October 31, 2000 (5)                           .38             (.33)              .00         (.33)
December 31, 1999 (8)                          .47             (.56)             (.05)        (.61)
-----------------------------------------------------------------------------------------------------------
Class D
October 31, 2003                               .71             (.21)              .00         (.21)
October 31, 2002                               .15             (.34)             (.01)        (.35)
October 31, 2001                               .41             (.45)              .00         (.45)
October 31, 2000 (5)                           .42             (.37)              .00         (.37)
December 31, 1999                              .52             (.56)             (.05)        (.61)
December 31, 1998 (6)                          .38             (.33)              .00         (.33)
-----------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                               .72             (.23)              .00         (.23)
October 31, 2002                               .18             (.36)             (.01)        (.37)
October 31, 2001                               .42             (.48)              .00         (.48)
October 31, 2000 (5)                           .44             (.39)              .00         (.39)
December 31, 1999                              .55             (.60)             (.05)        (.65)
December 31, 1998                              .75             (.39)              .00         (.39)
-----------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                               .75             (.25)              .00         (.25)
October 31, 2002                               .20             (.38)             (.01)        (.39)
October 31, 2001                               .45             (.50)              .00         (.50)
October 31, 2000 (11)                          .51             (.39)              .00         (.39)
-----------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 38  Financial Highlights

           $                                     $
    NET ASSET VALUE,          %             NET ASSETS,
         END OF             TOTAL          END OF PERIOD
         PERIOD          RETURN(B)(E)          (000)
----------------------------------------------------------
         10.42               6.01               5,526
----------------------------------------------------------
         10.38               6.51              54,674
          9.90               1.01              24,739
         10.10               3.49               9,850
         10.17               3.76               2,500
         10.12               4.67               1,697
----------------------------------------------------------
         10.47               7.17              92,430
          9.97               1.52              25,145
         10.17               4.11               3,066
         10.21               4.20               1,162
         10.16               5.18               1,001
         10.25               3.77                 618
----------------------------------------------------------
         10.43               7.33             199,230
          9.94               1.79              35,385
         10.13               4.21              24,070
         10.19               4.44              14,076
         10.14               5.54              16,875
         10.24               7.70               4,411
----------------------------------------------------------
         10.47               7.63              36,380
          9.97               2.02              24,953
         10.16               4.52              11,429
         10.21               5.17               2,643
----------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME           %
        NET ASSETS,         NET ASSETS,         TO AVERAGE           PORTFOLIO
         NET(C)(F)          GROSS(C)(F)        NET ASSETS(B)       TURNOVER RATE
--------------------------------------------------------------------------------
            .25                 .45                 .97              30.98
--------------------------------------------------------------------------------
           1.00                1.20                1.21              30.98
           1.00                1.20                2.78              35.08
           1.00                1.20                4.20              54.86
           1.00                1.25                3.04              53.89
           1.00                1.25                4.77             125.01
--------------------------------------------------------------------------------
            .50                 .70                1.57              30.98
            .50                 .70                3.33              35.08
            .50                 .70                4.06              54.86
            .50                 .75                3.27              53.89
            .50                 .75                4.24             125.01
            .50                1.73                3.09             169.79
--------------------------------------------------------------------------------
            .25                 .45                1.86              30.98
            .25                 .45                3.54              35.08
            .25                 .45                4.83              54.86
            .25                 .50                3.40              53.89
            .25                 .50                4.76             125.01
            .25                2.50                4.41             169.79
--------------------------------------------------------------------------------
            .00                 .20                2.27              30.98
            .00                 .20                3.79              35.08
            .00                 .20                5.49              54.86
            .00                 .25                3.71              53.89
--------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  39

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------
(1)   For the period March 3, 2003 (commencement of operations) to October 31,
      2003.
(2)   For the period March 4, 2003 (commencement of operations) to October 31,
      2003.
(3)   For the period March 5, 2003 (commencement of operations) to October 31,
      2003.
(4) For the period March 10, 2003 (commencement of operations) to October 31, 2003.
(5)   For the ten months ended October 31, 2000.
(6)   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(7)   For the period January 29, 1999 (commencement of sale) to December 31,
      1999.
(8)   For the period February 11, 1999 (commencement of sale) to December 31,
      1999.
(9)   For the period January 31, 2000 (commencement of sale) to October 31,
      2000.
(10)  For the period February 1, 2000 (commencement of sale) to October 31,
      2000.
(11)  For the period February 14, 2000 (commencement of sale) to October 31,
      2000.
(a) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share for the period.
(e) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(f) The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.

See accompanying notes which are an integral part of the financial statements.

 40  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value. Effective March 2003, the Funds began offering class A shares. Each share class has different sales charges, distribution and shareholder servicing fee arrangements. Shares are generally available only through a select network of qualified financial intermediaries.

   Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                                    ASSET ALLOCATION TARGETS
                                -------------------------------------------------------------------------------------------------
                                EQUITY AGGRESSIVE      AGGRESSIVE           BALANCED            MODERATE          CONSERVATIVE
                                    STRATEGY            STRATEGY            STRATEGY            STRATEGY            STRATEGY
 ASSET CLASS/UNDERLYING FUNDS         FUND                FUND                FUND                FUND                FUND
----------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity            29%                 23%                 16%                 11%                  7%
         Special Growth                 6                   5                   4                   3                  --
         Quantitative Equity           29                  23                  16                  11                   7
         Real Estate
           Securities                   7                   6                   5                   4                   3
      International Equities
         International
           Securities                  24                  19                  16                  11                   3
         Emerging Markets               5                   4                   3                  --                  --
   Bonds
         Diversified Bond              --                  --                  20                  27                  22
         Short Term Bond               --                  --                  --                  33                  58
         Multistrategy Bond            --                  20                  20                  --                  --

   Objectives of the Underlying Funds:

   Diversified Equity Fund

   To provide income and capital growth by investing principally in equity securities.

   Special Growth Fund

   To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

   Quantitative Equity Fund

   To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

   Real Estate Securities Fund

   To generate a high level of total return through above average current income while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

                                               Notes to Financial Statements  41

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   International Securities Fund

   To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

   Emerging Markets Fund

   To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Diversified Bond Fund

   To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   Short Term Bond Fund

   The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   Multistrategy Bond Fund

   To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   Investments in Underlying Funds and the Frank Russell Investment Company Money Market Fund are valued at the net asset value per share of each Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may

 42  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, capital loss carryforwards, and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by the Fund for tax purposes. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

   Class Allocation

   The Funds offer the following classes of shares: Class A, Class C, Class D, Class E and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended October 31, 2003, purchases and sales of the Underlying Funds were as follows:

                   FUNDS                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy             $       203,800,584   $        59,469,423
   Aggressive Strategy                            408,904,523            90,194,934
   Balanced Strategy                              831,502,607           199,301,613
   Moderate Strategy                              254,899,460            33,562,806
   Conservative Strategy                          341,636,503            81,476,146

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

   The Funds are charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the period ended October 31, 2003, the Advisor contractually agreed to waive the advisory fee for all Funds. The administrative fees were charged to the Underlying Funds in accordance with the Special Servicing Agreements discussed below.

                                               Notes to Financial Statements  43

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   No LifePoints Fund will bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal, trustee and transfer agent services. They do not include expenses attributable to advisor (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. A LifePoints Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. The Underlying Funds have borne this expense.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class A, Class C, Class D, and Class E shares of the Funds.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class D shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A or Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C, Class D, and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C, Class D, and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A shares, Class C and Class D shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C and Class D shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD. For the period ended October 31, 2003, the sales commissions paid to the distributors for the sale of Class A shares are as follows:

                                               AGGREGATE         CLASS A FRONT-END
                                            FRONT-END SALES        SALES CHARGES
                                              CHARGES ON            RETAINED BY
                   FUNDS                    CLASS A SHARES          DISTRIBUTOR
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy             $           200,044   $            30,464
   Aggressive Strategy                                892,626               146,605
   Balanced Strategy                                1,560,055               253,903
   Moderate Strategy                                  424,772                69,061
   Conservative Strategy                              152,836                25,026

   Accrued Shareholder Servicing and Distribution fees payable to affiliates as of October 31, 2003 were as follows:

   Equity Aggressive Strategy             $           166,631
   Aggressive Strategy                                326,343
   Balanced Strategy                                  584,789
   Moderate Strategy                                  167,962
   Conservative Strategy                              127,294
                                          -------------------
                                          $         1,373,019
                                          ===================

 44  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the year ended October 31, 2003 with Underlying Funds which are or were affiliates are as follows:

                                                                  PURCHASE              SALES              INCOME
                         AFFILIATE                                  COST                COST            DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
   EQUITY AGGRESSIVE STRATEGY
      Diversified Equity                                      $      55,971,617   $      18,074,222   $         505,833
      Quantitative Equity                                            55,592,753          18,050,731             582,993
      Emerging Markets                                                7,423,202           3,894,065              64,314
      International Securities                                       51,111,598          12,849,520             703,406
                                                              -----------------   -----------------   -----------------
                                                              $     170,099,170   $      52,868,538   $       1,856,546
                                                              =================   =================   =================
   AGGRESSIVE STRATEGY
      Diversified Equity                                      $      91,046,041   $       9,421,852   $         683,637
      Quantitative Equity                                            90,798,976          10,087,315             786,345
      Real Estate Securities                                         26,011,016           3,146,054           1,605,127
      Special Growth                                                 25,089,221          48,441,060                  --
      Emerging Markets                                               11,550,585          10,914,777             107,823
      International Securities                                       59,586,428          13,112,587           1,123,682
      Multistrategy Bond                                            104,822,256          12,220,640           3,230,620
                                                              -----------------   -----------------   -----------------
                                                              $     408,904,523   $     107,344,285   $       7,537,235
                                                              =================   =================   =================
   BALANCED STRATEGY
      Diversified Equity                                      $     115,106,425   $      31,119,140   $         884,712
      Quantitative Equity                                           114,377,635          30,969,815           1,021,096
      Real Estate Securities                                         34,367,094           7,844,846           2,608,621
      Special Growth                                                 29,465,959          24,332,656                  --
      Emerging Markets                                               16,139,561           7,130,159             114,015
      International Securities                                      114,242,720          28,968,779           1,460,933
      Diversified Bond                                              207,129,300          82,327,837          11,677,878
      Multistrategy Bond                                            200,673,914          18,109,688           5,411,843
                                                              -----------------   -----------------   -----------------
                                                              $     831,502,607   $     230,802,920   $      23,179,097
                                                              =================   =================   =================
   MODERATE STRATEGY
      Diversified Bond                                        $      70,521,403   $       2,291,047   $       3,602,683
      Short Term Bond                                                86,063,271           3,000,153           2,430,067
                                                              -----------------   -----------------   -----------------
                                                              $     156,584,674   $       5,291,201   $       6,032,749
                                                              =================   =================   =================
   CONSERVATIVE STRATEGY
      Diversified Bond                                        $      72,712,165   $       7,236,162   $       1,917,130
      Short Term Bond                                               186,115,601          28,317,282           3,321,613
                                                              -----------------   -----------------   -----------------
                                                              $     258,827,766   $      35,553,443   $       5,238,743
                                                              =================   =================   =================

                                               Notes to Financial Statements  45

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At October 31, 2003, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                      10/31/10           10/31/11            TOTALS
   ----------------------------------------------------------------------------------------------
   Equity Aggressive Strategy             $       2,165,868  $         333,051  $       2,498,919
   Aggressive Strategy                            1,128,214          3,664,857          4,793,071

   At October 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                 EQUITY
                                               AGGRESSIVE       AGGRESSIVE        BALANCED         MODERATE       CONSERVATIVE
                                                STRATEGY         STRATEGY         STRATEGY         STRATEGY         STRATEGY
   ----------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                       $  498,907,450   $  855,045,598   $1,478,740,359   $  424,340,861   $  373,243,054
                                             ==============   ==============   ==============   ==============   ==============
   Unrealized Appreciation                       16,862,804   $   34,143,061   $   66,800,301   $   17,617,843   $   13,839,196
   Unrealized Depreciation                      (37,474,122)     (21,724,524)      (7,833,118)              --               --
                                             --------------   --------------   --------------   --------------   --------------
   Net Unrealized Appreciation
     (Depreciation)                          $  (20,611,318)  $   12,418,537   $   58,967,183   $   17,617,843   $   13,839,196
                                             ==============   ==============   ==============   ==============   ==============
   Undistributed Ordinary Income             $           --   $           --   $           --   $      290,422   $    1,136,453
   Undistributed Long-Term Capital Gains
     (Capital Loss Carryforward)             $   (2,498,919)  $   (4,793,071)  $           --   $      506,579   $           --
   Tax Composition of Distributions:
   Ordinary Income                           $    1,678,053   $    5,252,771   $   18,872,554   $    6,156,369   $    5,022,657
   Long-Term Capital Gains                   $           --   $           --   $       47,175   $           --   $           --

 46  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended October 31, were as follows:

                                                                 SHARES                                  DOLLARS
   EQUITY AGGRESSIVE STRATEGY                           2003                2002                2003                2002
      Class A
      Proceeds from shares sold                                 871                  --   $           7,023   $              --
      Proceeds from reinvestment of
         distributions                                            1                  --                   7                  --
      Payments for shares redeemed                               (2)                 --                 (14)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   870                  --               7,016                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               6,837               3,171              49,737              24,179
      Proceeds from reinvestment of
         distributions                                           12                  97                  76                 794
      Payments for shares redeemed                           (1,582)             (1,728)            (11,049)            (12,780)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,267               1,540              38,764              12,193
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                              11,224               4,984              80,872              38,431
      Proceeds from reinvestment of
         distributions                                           32                  35                 226                 284
      Payments for shares redeemed                           (1,295)             (1,200)             (9,440)             (9,646)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 9,961               3,819              71,658              29,069
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               6,304               4,919              44,891              38,037
      Proceeds from reinvestment of
         distributions                                          107                 400                 754               3,269
      Payments for shares redeemed                           (4,483)             (8,791)            (32,088)            (68,638)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,928              (3,472)             13,557             (27,332)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               7,631               8,094              55,585              64,674
      Proceeds from reinvestment of
         distributions                                           83                 174                 593               1,425
      Payments for shares redeemed                           (5,754)             (5,526)            (39,897)            (43,319)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,960               2,742              16,281              22,780
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              19,986               4,629   $         147,276   $          36,710
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  47

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (CONTINUED)


                                                                 SHARES                                  DOLLARS
   AGGRESSIVE STRATEGY                                  2003                2002                2003                2002
      Class A
      Proceeds from shares sold                               3,060                  --   $          26,148   $              --
      Proceeds from reinvestment of
         distributions                                            8                  --                  71                  --
      Payments for shares redeemed                              (32)                 --                (283)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,036                  --              25,936                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                              13,357               6,638             109,064              55,472
      Proceeds from reinvestment of
         distributions                                           68                 259                 527               2,241
      Payments for shares redeemed                           (2,894)             (2,749)            (23,097)            (22,688)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                10,531               4,148              86,494              35,025
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                              19,083               7,298             153,999              60,867
      Proceeds from reinvestment of
         distributions                                          131                  82               1,068                 689
      Payments for shares redeemed                           (1,497)             (1,477)            (12,011)            (12,466)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                17,717               5,903             143,056              49,090
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              10,576               7,139              84,281              59,775
      Proceeds from reinvestment of
         distributions                                          243                 667               1,946               5,732
      Payments for shares redeemed                           (5,618)             (8,443)            (44,655)            (70,839)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,201                (637)             41,572              (5,332)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               9,569               9,110              78,334              77,981
      Proceeds from reinvestment of
         distributions                                          191                 387               1,531               3,311
      Payments for shares redeemed                           (6,671)             (5,288)            (52,765)            (44,446)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,089               4,209              27,100              36,846
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              39,574              13,623   $         324,158   $         115,629
                                                  =================   =================   =================   =================

 48  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (CONTINUED)


                                                                 SHARES                                  DOLLARS
   BALANCED STRATEGY                                    2003                2002                2003                2002
      Class A
      Proceeds from shares sold                               6,305                  --   $          58,044   $              --
      Proceeds from reinvestment of
         distributions                                           23                  --                 220                  --
      Payments for shares redeemed                              (32)                 --                (303)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 6,296                  --              57,961                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                              24,336              11,006             215,010              98,075
      Proceeds from reinvestment of
         distributions                                          382                 446               3,283               3,989
      Payments for shares redeemed                           (5,933)             (4,143)            (51,826)            (36,522)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                18,785               7,309             166,467              65,542
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                              29,186              13,408             255,832             118,861
      Proceeds from reinvestment of
         distributions                                          481                 220               4,205               1,944
      Payments for shares redeemed                           (3,099)             (3,376)            (27,507)            (30,151)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                26,568              10,252             232,530              90,654
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              19,900              10,970             172,508              99,091
      Proceeds from reinvestment of
         distributions                                          759               1,052               6,586               9,433
      Payments for shares redeemed                          (10,029)            (11,551)            (87,498)           (103,353)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                10,630                 471              91,596               5,171
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              16,853              14,379             150,358             130,551
      Proceeds from reinvestment of
         distributions                                          480                 532               4,188               4,758
      Payments for shares redeemed                           (7,231)             (6,937)            (63,426)            (61,828)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                10,102               7,974              91,120              73,481
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              72,381              26,006   $         639,674   $         234,848
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  49

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (CONTINUED)


                                                                 SHARES                                  DOLLARS
   MODERATE STRATEGY                                    2003                2002                2003                2002
      Class A
      Proceeds from shares sold                               1,900                  --   $          18,364   $              --
      Proceeds from reinvestment of
         distributions                                            9                  --                  86                  --
      Payments for shares redeemed                              (32)                 --                (310)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,877                  --              18,140                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               6,861               2,998              65,105              28,228
      Proceeds from reinvestment of
         distributions                                           97                  75                 903                 703
      Payments for shares redeemed                           (1,685)               (909)            (15,881)             (8,549)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,273               2,164              50,127              20,382
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                              12,731               3,921             120,603              37,092
      Proceeds from reinvestment of
         distributions                                          185                  54               1,746                 510
      Payments for shares redeemed                           (1,738)               (398)            (16,307)             (3,748)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                11,178               3,577             106,042              33,854
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               4,778               4,110              44,857              38,700
      Proceeds from reinvestment of
         distributions                                          203                 206               1,899               1,949
      Payments for shares redeemed                           (2,276)             (3,093)            (21,378)            (29,477)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,705               1,223              25,378              11,172
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,068               3,994              47,963              38,041
      Proceeds from reinvestment of
         distributions                                          144                 125               1,349               1,176
      Payments for shares redeemed                           (2,818)             (1,656)            (26,620)            (15,606)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,394               2,463              22,692              23,611
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              23,427               9,427   $         222,379   $          89,019
                                                  =================   =================   =================   =================

 50  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (CONTINUED)


                                                                 SHARES                                  DOLLARS
   CONSERVATIVE STRATEGY                                2003                2002                2003                2002
      Class A
      Proceeds from shares sold                                 607                  --   $           6,240   $              --
      Proceeds from reinvestment of
         distributions                                            2                  --                  26                  --
      Payments for shares redeemed                              (79)                 --                (824)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   530                  --               5,442                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               4,191               1,978              42,212              19,731
      Proceeds from reinvestment of
         distributions                                           51                  42                 513                 416
      Payments for shares redeemed                           (1,475)               (497)            (14,968)             (4,990)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,767               1,523              27,757              15,157
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                               6,798               3,712              69,156              37,214
      Proceeds from reinvestment of
         distributions                                           99                  38               1,006                 385
      Payments for shares redeemed                             (586)             (1,531)             (5,984)            (15,263)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 6,311               2,219              64,178              22,336
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              23,409               2,865             234,581              28,825
      Proceeds from reinvestment of
         distributions                                          265                 107               2,692               1,074
      Payments for shares redeemed                           (8,135)             (1,788)            (83,057)            (17,963)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                15,539               1,184             154,216              11,936
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               3,345               2,334              33,879              23,469
      Proceeds from reinvestment of
         distributions                                           68                  60                 691                 605
      Payments for shares redeemed                           (2,440)             (1,016)            (24,874)            (10,233)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   973               1,378               9,696              13,841
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              26,120               6,304   $         261,289   $          63,270
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 24, 2003 and will be reviewed at such time for possible renewal. The Investment Company did not have any drawdowns during the period ended October 31, 2003.

8. BENEFICIAL INTEREST

   As of October 31, 2003, the following table includes shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy                      2                   40.2
   Aggressive Strategy                             2                   37.2
   Balanced Strategy                               2                   35.1
   Moderate Strategy                               2                   39.9
   Conservative Strategy                           2                   56.6

                                               Notes to Financial Statements  51

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, and Conservative Strategy (the "Funds")) at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewatehouseCoopers LLP

Seattle, Washington
December 19, 2003

 52  Report of Independent Auditors

FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS(R) FUNDS

TAX INFORMATION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
For the tax year ended October 31, 2003, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2004 will show the tax status of all distributions paid to your account in calendar 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts a long-term capital gain dividends for their taxable year ended October 31, 2003:

                                         TOTAL LONG-TERM
                                          CAPITAL GAINS
                                       -------------------
Balanced Strategy                      $            47,175

Please consult a tax advisor for any questions about federal or state income tax laws.

                                                             Tax Information  53

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board and           35         None
  Phillips,           2002              successor is       Director, FRC
  Born January 20,                      duly elected     - Trustee, FRIC and RIF
  1948                                  and qualified.   - Director, FRTC and Frank
                                                           Russell Capital Inc.
  909 A Street                                           - Director/Chairman, Frank
  Tacoma, Washington                                       Russell Investments
  98402-1616                                               (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
                                                         - 1990-2003, President, FRC
                                                         - 1993-2003, CEO, FRC
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

 54  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee, WM
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Group of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           35         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  55

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

 56  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1999 to present, Managing Director of Individual
                                                                     Investor Services of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  57

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington on October 3, 2003.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING


The result of each vote accompany the description of each matter

   1. Election of Trustees.
   Vote:
   -----

                                                                  FOR                                           WITHHELD
                                                          --------------------                            --------------------
    Michael J.A. Phillips                                    2,833,950,650.815                                  11,955,708.784
    Daniel P. Connealy                                       2,833,988,686.089                                  11,917,673.510
    Julie W. Weston                                          2,833,923,063.131                                  11,983,296.468

   2. To approve a change in the Funds' fundamental investment objective.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Equity Aggressive Strategy Fund                             21,676,908.667           6,913,391.147             824,790.667
    Aggressive Strategy Fund                                    39,111,615.679           5,411,027.500             428,846.240
    Balanced Strategy Fund                                      67,566,279.605          11,812,449.254             664,886.393
    Moderate Strategy Fund                                      19,266,593.522           2,746,818.592             267,982.804
    Conservative Strategy Fund                                  24,057,622.761           7,473,281.614              48,865.000

   3. To reclassify the Funds' investment objective from fundamental to non-fundamental.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Equity Aggressive Strategy Fund                             20,215,988.234           8,335,764.803             863,337.444
    Aggressive Strategy Fund                                    35,913,049.789           8,453,932.904             584,506.726
    Balanced Strategy Fund                                      64,259,515.546          14,853,952.746             930,146.960
    Moderate Strategy Fund                                      18,059,639.111           3,854,758.003             366,997.804
    Conservative Strategy Fund                                  23,435,441.595           8,013,370.439             130,957.341

 58  Matter Submitted to a Vote of Shareholders

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark D. Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Noel Lamb, Director of Investment Management and Research -- North America Sharon L. Hammel, Director of Portfolio Implementation
 Traci A. Jones, Manager of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS OF UNDERLYING FUNDS

Diversified Equity Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 Barclays Global Fund Advisors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA

 Jacobs Levy Equity Management, Inc., Florham Park, NJ

                               Manager, Money Managers and Service Providers  59

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

International Securities Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Management Limited, London, England
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
   Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Term Bond Fund
 Merganser Capital Management L.P., Cambridge, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

Diversified Bond Fund
 Lincoln Capital Fixed Income Management Company, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Multistrategy Bond Fund
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investments, LP, West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 60  Manager, Money Managers and Service Providers

                      (This page intentionally left blank)

                      (This page intentionally left blank)

[RUSSELL LOGO]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-022 [1 10/03]

                                                FRANK RUSSELL INVESTMENT COMPANY

INSTITUTIONAL FUNDS

2003 Annual Report

CLASS E, I, AND Y SHARES

EQUITY I FUND
EQUITY II FUND
EQUITY Q FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND

CLASS C, E, AND S SHARES

EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND

CLASS C, E, I, AND S SHARES

SELECT GROWTH FUND
SELECT VALUE FUND

OCTOBER 31, 2003

                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on eleven Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                              Institutional Funds

                                 Annual Report

                                October 31, 2003

                               Table of Contents

                                                                            Page

Letter to Our Clients................................................         3

Equity I Fund........................................................         4

Equity II Fund.......................................................        16

Equity Q Fund........................................................        30

International Fund...................................................        40

Fixed Income I Fund..................................................        58

Fixed Income III Fund................................................        80

Emerging Markets Fund................................................       102

Real Estate Securities Fund..........................................       116

Short Term Bond Fund.................................................       122

Select Growth Fund...................................................       136

Select Value Fund....................................................       144

Statement of Assets and Liabilities..................................       152

Statement of Operations..............................................       156

Statement of Changes in Net Assets...................................       158

Financial Highlights.................................................       162

Notes to Statement of Net Assets.....................................       175

Notes to Financial Statements........................................       176

Report of Independent Auditors.......................................       195

Tax Information......................................................       196

Disclosure of Information about Fund Directors.......................       197

Matter Submitted to a Vote of Shareholders...........................       201

Manager, Money Managers and Service Providers........................       203

Frank Russell Investment Company - Institutional Funds

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

TO OUR CLIENTS:



We're pleased you have chosen Frank Russell Investment Company funds for your investment needs. As we present our Frank Russell Investment Company 2003 Annual Report, we renew our commitment to you--providing strategically diversified investments managed by world class independent investment management firms.

After three years of a bear market, 2003 offered new opportunities and the financial markets were generally favorable. This represented a dramatic--and welcome--change for the financial markets. As always, our investment process remained constant. We maintained our long-term focus, strategic diversification, active management, and goal-oriented planning. We believe our diversified approach and long-term commitment to investing helps provide consistency for you--our investors.

As we reflect on the challenges and opportunities in 2003, we want you to know that we appreciate your continued confidence in Russell and in our MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment strategy.

We thank you for choosing Russell, global leaders in multi-manager investing. We look forward to continuing to serve you and building our relationship in 2004.

Warm Regards,

   (/s/ LEN BRENNAN)

Len Brennan

President and Chief Executive Officer

                                                        Letter to Our Clients  3

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                     EQUITY I - CLASS I                    RESSELL 1000
                                                                     ------------------                    ------------
Inception                                                                 10000.00                           10000.00
1994                                                                      10431.00                           10310.00
1995                                                                      13051.00                           13095.00
1996                                                                      16084.00                           16096.00
1997                                                                      21540.00                           21221.00
1998                                                                      24983.00                           25405.00
1999                                                                      30939.00                           31904.00
2000                                                                      32220.00                           34793.00
2001                                                                      23528.00                           25733.00
2002                                                                      20224.00                           21976.00
2003                                                                      24474.00                           26880.00

Equity I - Class I ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,102              21.02%
5 Years                $       9,797              (0.41)%sec.
10 Years               $      24,474               9.36%sec.

Equity I - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,079              20.79%
5 Years                $       9,698              (0.61)%sec.
10 Years               $      24,228               9.25%sec.

Equity I - Class Y ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,109              21.09%
5 Years                $       9,824              (0.35)%sec.
10 Years               $      24,542               9.39%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,232              22.32%
5 Years                $      10,581               1.14%sec.
10 Years               $      26,880              10.39%sec.

 4  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide income and capital growth by investing principally in equity securities.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Equity I Fund Class I, Class E, and Class Y shares gained 21.02%, 20.79%, and 21.09%, respectively. This compared to the Russell 1000(R) Index, which gained 22.32% during the same period. Class I, Class E, and Class Y performance is net of operating expenses of 0.76%, 0.99%, and 0.66%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

Main drivers of Fund performance included the fact that it was fully invested, ensuring full participation in the market recovery, and favorable stock selection. The Fund's sector weightings, including an underweight in the strong performing technology sector, as well as in medium capitalization stocks, resulted in lower Fund performance relative to the benchmark. Fund money managers that were positioned more aggressively such as Turner, Suffolk, and Marsico outperformed their benchmarks while the more defensively positioned money managers, such as Montag & Caldwell and MFS, trailed their benchmark.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

During the past twelve months, the Fund's money managers responded to the market environment by investing in companies that they expected would benefit from improving economic and capital market conditions. The money managers increased their sector exposure to technology, transportation, and brokerage firms, while reducing exposure to the consumer staples and energy sectors. The Fund's money managers also increased their exposure to larger capitalization stocks in response to improving valuations and the falling dollar.

At fiscal year end, the Fund remained diversified across economic sectors, yet the money managers generally favored reasonably valued stocks they believed had the potential for improved earnings. As of October 31, 2003, the Fund was most overweighted in the consumer discretionary and the materials sectors and most underweighted in the utility sector.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

In December, 2002, Peachtree Asset Management was terminated. The assets were reallocated among the Fund's other managers.

In July, 2003, the Fund's target style weights were rebalanced to align with the annual reconstitution of its benchmark, the Russell 1000(R) Index.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Positive contributors to performance relative to the benchmark included the Fund's fully invested stance and stock selection in the health care (with an emphasis on biotech stocks over pharmaceutical stocks) and financial services sectors. Turner, Suffolk, and Marsico each had strong relative performance during the period. The Fund's overweights in Fleetboston Financial, Genentech, International Rectifier, and Electronic Arts contributed to returns during the period.

The Fund's underweighted holdings in medium capitalization companies and the technology sector, and the defensively positioned MFS, Montag & Caldwell, and Westpeak portfolios detracted from performance relative to the benchmark. Overweightings in Kohls and Viacom, as well as an underweight in General Electric, negatively impacted performance relative to the benchmark.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

During the past twelve months, the equity market recovered strongly, led by the same low quality, high risk stocks that were hardest hit during the preceding bear market. The strongest performing sectors were those most sensitive to the economy (technology, producer durables, and materials), whereas the weaker sectors were less economically sensitive (consumer staples, health care, and utilities). Smaller and medium capitalization stocks significantly outperformed large capitalization stocks, while value stocks marginally outpaced growth stocks.

The market environment was challenging for most fundamentally driven, active money managers during the fiscal year. As a result, most active money managers underperformed their benchmarks. Since the market recovery was led by companies with low financial quality, highly uncertain business prospects, negative profitability and extreme volatility, most active money managers that focused on financially strong companies found it difficult to outperform their benchmarks. In this period, many highly profitable companies with improving earnings significantly underperformed as the market was more focused on companies with higher risk profiles.

                                                                Equity I Fund  5

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers                                                       Styles


Alliance Capital Management, LP -
  Bernstein Investment Research &
  Management Unit                           Value
Barclays Global Fund Advisors               Value
Jacobs Levy Equity Management, Inc.         Market-Oriented
MFS Institutional Advisors, Inc.            Value
Marsico Capital Management, LLC             Growth
Montag & Caldwell, Inc.                     Growth
Strong Capital Management, Inc.             Growth
Suffolk Capital Management, Inc.            Market-Oriented
Turner Investment Partners, Inc.            Growth
Westpeak Global Advisors, LP                Market-Oriented

                              --------------------

*     Equity I Fund Class I assumes initial investment on November 1, 1993.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Equity I Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Equity I Fund Class I performance has been linked with Class Y to provide historical perspective.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 6  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.5%
Auto and Transportation - 2.6%
Airtran Holdings, Inc. (AE)                             5,100              83
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                 7,151             247
AMR Corp.                                               2,900              39
Autoliv, Inc.                                           4,600             152
Burlington Northern Santa Fe Corp.                     20,078             581
CH Robinson Worldwide, Inc.                             2,900             114
CSX Corp.                                               5,300             169
Dana Corp.                                              6,530             106
Delphi Corp.                                           77,169             687
FedEx Corp.                                            51,637           3,912
Ford Motor Co.                                         77,134             936
General Motors Corp.                                   21,491             917
Genuine Parts Co.                                       3,610             115
Harley-Davidson, Inc.                                   5,860             278
JetBlue Airways Corp. (AE)                             17,205             992
Knight Transportation, Inc. (AE)                       15,000             378
Magna International, Inc. Class A                       8,200             658
Norfolk Southern Corp.                                 19,500             393
Oshkosh Truck Corp.                                     2,000              92
Paccar, Inc.                                            3,384             267
Ryanair Holdings PLC - ADR (AE)                         9,807             505
Skywest, Inc.                                          11,168             206
Southwest Airlines Co.                                 69,714           1,352
Swift Transportation Co., Inc. (AE)                     1,420              32
Union Pacific Corp.                                    28,557           1,788
United Parcel Service, Inc. Class B                    44,100           3,198
Visteon Corp.                                          34,500             223
Werner Enterprises, Inc.                                  376               7
                                                                 ------------
                                                                       18,427
                                                                 ------------

Consumer Discretionary - 14.2%
99 Cents Only Stores (AE)                              19,000             566
Abercrombie & Fitch Co. Class A (AE)                    3,866             110
Advo, Inc.                                                800              36
Alliance Gaming Corp. (AE)                              1,700              41
Amazon.Com, Inc. (AE)                                  10,000             544
AnnTaylor Stores Corp. (AE)                             2,500              90
Apollo Group, Inc. Class A (AE)                        21,000           1,334
Barnes & Noble, Inc. (AE)                               2,321              69
Bed Bath & Beyond, Inc. (AE)                           25,660           1,084
Belo Corp. Class A                                      4,969             135
Best Buy Co., Inc.                                     32,803           1,913
Big Lots, Inc.                                          5,134              77
Blyth, Inc.                                             3,180              89
Borders Group, Inc. (AE)                                6,091             138

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brink's Co. (The)                                         410               8
Callaway Golf Co.                                       4,300              70
Career Education Corp. (AE)                             4,700             252
Carmax, Inc. (AE)                                      16,000             504
Carnival Corp.                                         22,890             799
CDW Corp.                                               1,700             102
Cendant Corp.                                           6,730             137
Chico's FAS, Inc. (AE)                                 23,000             863
ChoicePoint, Inc. (AE)                                  4,400             154
Christopher & Banks Corp.                               1,000              29
Claire's Stores, Inc.                                   4,166             161
Clear Channel Communications, Inc.                     13,461             549
Coach, Inc. (AE)                                       42,800           1,518
Columbia Sportswear Co. (AE)                               81               5
Convergys Corp. (AE)                                    8,288             133
Corinthian Colleges, Inc. (AE)                          7,000             433
Costco Wholesale Corp. (AE)                               829              29
Darden Restaurants, Inc.                                5,451             114
DeVry, Inc. (AE)                                        2,500              61
Dollar General Corp.                                   13,361             300
Earthlink, Inc. (AE)                                    3,000              27
Eastman Kodak Co.                                       5,600             137
eBay, Inc. (AE)                                        56,246           3,146
EchoStar Communications Corp. (AE)                     43,038           1,649
Electronic Arts, Inc. (AE)                             56,202           5,566
Entravision Communications Corp. Class A (AE)             891               9
EW Scripps Co. Class A                                  2,700             251
Family Dollar Stores                                    3,400             148
Federated Department Stores                            20,586             979
Four Seasons Hotels, Inc.                              49,746           2,742
Fox Entertainment Group, Inc. Class A (AE)             12,174             337
Fred's, Inc.                                            2,200              83
Gannett Co., Inc.                                      25,300           2,128
Gemstar-TV Guide International, Inc. (AE)              15,260              72
Hughes Electronics Corp. Class H                        6,721             110
Gillette Co. (The)                                     89,360           2,851
GTECH Holdings Corp.                                    3,500             156
Harman International Industries, Inc.                   9,000           1,154
Harrah's Entertainment, Inc.                            6,095             265
Harte-Hanks, Inc.                                       2,954              59
Hasbro, Inc.                                            9,400             205
Hearst-Argyle Television, Inc. (AE)                     5,571             135
Hilton Hotels Corp.                                     6,200              98
Home Depot, Inc.                                      118,100           4,378
InterActiveCorp (AE)                                   58,819           2,159
International Game Technology                          45,400           1,487

                                                                Equity I Fund  7

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ITT Educational Services, Inc.                            960              48
Jones Apparel Group, Inc.                               8,470             292
Kimberly-Clark Corp.                                   38,740           2,046
Knight-Ridder, Inc.                                     6,200             455
Kohl's Corp. (AE)                                      43,700           2,450
Liberty Media Corp. Class A (AE)                       59,330             599
Liz Claiborne, Inc.                                     1,300              48
Lowe's Cos., Inc.                                      54,513           3,212
Mandalay Resort Group                                   3,700             145
Manpower, Inc.                                          4,300             200
Marriott International, Inc. Class A                   23,000             994
Mattel, Inc.                                           10,305             200
May Department Stores Co. (The)                        36,249           1,014
Maytag Corp.                                            3,300              84
McDonald's Corp.                                       65,968           1,650
McGraw-Hill Cos., Inc. (The)                           12,100             810
Media General, Inc. Class A                             3,562             235
Meredith Corp.                                          1,933              94
Metro-Goldwyn-Mayer, Inc. (AE)                          5,769              92
Monster Worldwide, Inc. (AE)                            5,620             143
MPS Group, Inc. (AE)                                    3,804              36
New York Times Co. Class A                              1,300              62
Newell Rubbermaid, Inc.                                15,100             344
Office Depot, Inc. (AE)                                11,000             164
Omnicom Group                                          21,335           1,703
Pacific Sunwear of California (AE)                      7,350             170
Panera Bread Co. Class A (AE)                           9,000             362
Park Place Entertainment Corp. (AE)                    17,823             171
Petco Animal Supplies, Inc. (AE)                       17,100             567
RadioShack Corp.                                       12,090             363
Reader's Digest Association, Inc. (The)                 3,772              56
Reed Elsevier PLC - ADR                                25,780             815
Republic Services, Inc.                                 2,993              70
Ross Stores, Inc.                                         720              36
RR Donnelley & Sons Co.                                13,704             356
Sears Roebuck and Co.                                  42,005           2,211
ServiceMaster Co. (The)                                13,985             160
Six Flags, Inc.                                         1,625              10
Snap-On, Inc.                                           9,418             276
Stanley Works (The)                                     2,000              67
Staples, Inc. (AE)                                     15,800             424
Starwood Hotels & Resorts Worldwide, Inc.               8,100             273
Strayer Education, Inc.                                   700              69
Talbots, Inc.                                           1,149              38
Tech Data Corp. (AE)                                    2,500              82
Tiffany & Co.                                          51,916           2,463
Time Warner, Inc.                                     425,130           6,500
TJX Cos., Inc.                                          5,500             115

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toro Co.                                                1,800              89
Tractor Supply Co. (AE)                                 1,900              80
Tribune Co.                                            31,980           1,569
University of Phoenix Online (AE)                       7,000             481
Univision Communications, Inc. Class A (AE)            37,000           1,256
Urban Outfitters, Inc. (AE)                             2,200              73
VF Corp.                                                3,800             161
Viacom, Inc. Class B                                  169,264           6,749
Viad Corp.                                              4,500             112
Wal-Mart Stores, Inc.                                 136,691           8,058
Walt Disney Co.                                       126,337           2,860
Waste Management, Inc.                                  6,862             178
Whirlpool Corp.                                         7,083             499
Yahoo!, Inc. (AE)                                      46,788           2,045
                                                                 ------------
                                                                       99,762
                                                                 ------------

Consumer Staples - 6.5%
Albertson's, Inc.                                      17,362             352
Altria Group, Inc.                                    139,550           6,489
Anheuser-Busch Cos., Inc.                               5,390             266
Chiquita Brands International, Inc. (AE)                1,700              31
Clorox Co.                                             34,500           1,563
Coca-Cola Co. (The)                                   110,434           5,124
Coca-Cola Enterprises, Inc.                            13,089             264
Colgate-Palmolive Co.                                  48,800           2,596
ConAgra Foods, Inc.                                     9,333             222
CVS Corp.                                              31,676           1,114
Dean Foods Co. (AE)                                     2,279              69
Dial Corp. (The)                                       12,560             301
General Mills, Inc.                                     3,400             152
Hershey Foods Corp.                                     1,100              85
HJ Heinz Co.                                           52,348           1,849
Hormel Foods Corp.                                      4,000              99
Interstate Bakeries                                     8,707             128
Kellogg Co.                                            57,940           1,920
Kraft Foods, Inc. Class A                               1,190              35
Kroger Co.                                             54,490             953
Longs Drug Stores Corp.                                 2,700              60
Pepsi Bottling Group, Inc.                              9,020             201
PepsiAmericas, Inc.                                    10,786             162
PepsiCo, Inc.                                         140,892           6,737
Procter & Gamble Co.                                   96,672           9,502
Safeway, Inc. (AE)                                     25,310             534
Sara Lee Corp.                                         36,040             718
Supervalu, Inc.                                        35,880             905
Systemco Corp.                                         22,000             741
Tyson Foods, Inc. Class A                              20,457             292

 8  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UST, Inc.                                              25,388             864
Walgreen Co.                                           37,000           1,288
                                                                 ------------
                                                                       45,616
                                                                 ------------

Financial Services - 21.8%
ACE, Ltd.                                              11,256             405
Aflac, Inc.                                             9,200             336
Alliance Data Systems Corp. (AE)                       22,163             616
Allstate Corp. (The)                                   81,245           3,209
AMB Property Corp. (o)                                  3,235              97
AMBAC Financial Group, Inc.                             1,100              78
American Express Co.                                  114,297           5,364
American International Group                          118,463           7,206
AmSouth Bancorp                                        19,874             469
AON Corp.                                               8,047             176
Archstone-Smith Trust (o)                              16,800             449
Arden Realty, Inc. (o)                                  7,670             215
Astoria Financial Corp.                                18,352             636
Automatic Data Processing, Inc.                         1,000              38
AvalonBay Communities, Inc. (o)                           345              16
Bank of America Corp.                                 103,592           7,845
Bank of New York Co., Inc. (The)                       12,186             380
Bank One Corp.                                         60,789           2,580
BB&T Corp.                                              4,500             174
Bear Stearns Cos., Inc. (The)                           2,000             153
Capital One Financial Corp.                             6,800             413
CarrAmerica Realty Corp. (o)                            5,486             165
Charles Schwab Corp. (The)                             90,879           1,232
Charter One Financial, Inc.                            16,721             534
Chelsea Property Group, Inc. (o)                        1,300              64
Chubb Corp.                                            44,740           2,989
Cigna Corp.                                            20,964           1,196
Cincinnati Financial Corp.                              1,800              74
Citigroup, Inc.                                       445,293          21,106
Comerica, Inc.                                          9,100             468
Countrywide Financial Corp.                             3,902             410
Crescent Real Estate Equities Co. (o)                   5,546              85
Deluxe Corp.                                            6,100             246
Developers Diversified Realty Corp. (o)                 1,780              51
Doral Financial Corp.                                  25,279           1,277
E*Trade Financial Corp. (AE)                            3,327              34
Equity Office Properties Trust (o)                     34,680             971
Equity Residential (o)                                 24,400             714
Fannie Mae                                             85,836           6,154
Federal Realty Investors Trust (o)                      1,600              61
Federated Investors, Inc. Class B                       8,203             227
Fidelity National Financial, Inc.                       9,122             282
First American Corp.                                    1,519              44

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Data Corp.                                       65,060           2,323
First Marblehead Corp. (The) (AE)                       1,100              18
First Midwest Bancorp, Inc.                               476              15
Flagstar Bancorp, Inc.                                  2,700              60
FleetBoston Financial Corp.                           154,167           6,227
Franklin Resources, Inc.                               31,300           1,484
Freddie Mac                                            24,114           1,354
Friedman Billings Ramsey Group, Inc. Class A              911              18
Golden West Financial Corp.                             1,387             139
Goldman Sachs Group, Inc.                              49,776           4,674
Greenpoint Financial Corp.                             10,120             315
Hartford Financial Services Group, Inc.                45,370           2,491
Hibernia Corp. Class A                                  8,541             193
HRPT Properties Trust (o)                               1,700              16
Huntington Bancshares, Inc.                            17,100             370
iStar Financial, Inc. (o)                                 280              11
Janus Capital Group, Inc.                              12,100             171
Jefferson-Pilot Corp.                                   3,900             186
John Hancock Financial Services, Inc.                  15,428             545
JP Morgan Chase & Co.                                 139,737           5,017
Keycorp                                                26,600             751
Landamerica Financial Group, Inc.                         900              45
Legg Mason, Inc.                                        7,000             583
Lehman Brothers Holdings, Inc.                         12,424             895
Liberty Property Trust (o)                              1,763              64
Lincoln National Corp.                                 11,137             445
Macerich Co. (The) (o)                                  9,690             390
Mack-Cali Realty Corp. (o)                                595              22
Marsh & McLennan Cos., Inc.                            30,352           1,298
MBIA, Inc.                                              4,800             286
MBNA Corp.                                             29,409             728
Mellon Financial Corp.                                 55,240           1,650
Merrill Lynch & Co., Inc.                             103,747           6,142
Metlife, Inc.                                          74,403           2,336
MGIC Investment Corp.                                   1,900              97
Moody's Corp.                                           1,600              93
Morgan Stanley                                         90,843           4,985
National City Corp.                                    27,560             900
National Commerce Financial Corp.                       3,313              91
Nationwide Financial Services                             504              17
New York Community Bancorp, Inc.                        7,123             258
Old Republic International Corp.                        6,016             216
Paychex, Inc.                                          87,931           3,422
PMI Group, Inc. (The)                                  40,300           1,541
PNC Financial Services Group, Inc.                     28,130           1,507
Principal Financial Group                               6,410             201
Prudential Financial, Inc.                             11,823             457
Radian Group, Inc.                                     29,700           1,571

                                                                Equity I Fund  9

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Redwood Trust, Inc. (o)                                   900              45
Regions Financial Corp.                                 8,300             305
RenaissanceRe Holdings, Ltd.                            4,200             189
Ryder System, Inc.                                      4,670             140
Simon Property Group, Inc. (o)                          5,803             262
SLM Corp.                                             118,281           4,632
SouthTrust Corp.                                       20,801             663
Sovereign Bancorp, Inc.                                 4,513              94
St. Paul Cos                                            9,100             347
Sungard Data Systems, Inc. (AE)                         2,399              67
SunTrust Banks, Inc.                                   34,260           2,298
T Rowe Price Group, Inc.                                6,200             255
TCF Financial Corp.                                     8,000             417
Thornburg Mortgage, Inc. (o)                            2,815              77
Torchmark Corp.                                         7,100             312
Travelers Property Casualty Corp. Class A              80,027           1,304
Travelers Property Casualty Corp. Class B              69,858           1,144
Trizec Properties, Inc. (o)                             6,500              87
Union Planters Corp.                                    5,700             190
UnionBanCal Corp.                                       4,119             223
UnumProvident Corp.                                     4,157              68
US Bancorp                                             84,378           2,297
Vornado Realty Trust (o)                                5,660             286
Wachovia Corp.                                         74,104           3,399
Washington Mutual, Inc.                                96,079           4,203
Webster Financial Corp.                                   758              34
Wells Fargo & Co.                                      62,400           3,514
WR Berkley Corp.                                        6,800             233
XL Capital, Ltd. Class A                                3,618             251
Zions BanCorp.                                            658              40
                                                                 ------------
                                                                      153,233
                                                                 ------------

Health Care - 13.4%
Abbott Laboratories                                   104,100           4,437
Aetna, Inc.                                             7,071             406
Affymetrix, Inc. (AE)                                   2,550              65
Alcon, Inc.                                             5,000             276
AmerisourceBergen Corp.                                 3,917             222
Amgen, Inc.                                           132,663           8,193
Anthem, Inc. (AE)                                       5,300             363
Barr Laboratories, Inc. (AE)                            1,700             131
Baxter International, Inc.                              1,700              45
Beckman Coulter, Inc.                                   4,792             238
Becton Dickinson & Co.                                  9,200             336
Boston Scientific Corp. (AE)                           67,329           4,560
Bristol-Myers Squibb Co.                               95,684           2,428

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Cardinal Health, Inc.                                  25,000           1,484
Caremark Rx, Inc. (AE)                                136,198           3,412
Celgene Corp. (AE)                                      7,600             317
Chiron Corp. (AE)                                      16,400             896
Coventry Health Care, Inc. (AE)                           900              49
CR Bard, Inc.                                           1,100              88
CV Therapeutics, Inc. (AE)                              4,200              74
DaVita, Inc. (AE)                                       1,997              70
Eli Lilly & Co.                                        47,100           3,138
Genentech, Inc. (AE)                                   64,523           5,289
Genzyme Corp. (AE)                                     25,000           1,148
Gilead Sciences, Inc. (AE)                             38,180           2,084
Guidant Corp.                                          16,403             837
Health Net, Inc. (AE)                                     159               5
Humana, Inc.                                            7,670             156
IMS Health, Inc.                                       20,190             475
Johnson & Johnson                                     130,020           6,544
King Pharmaceuticals, Inc. (AE)                         6,758              91
McKesson Corp.                                         30,426             921
Medco Health Solutions, Inc. (AE)                       4,727             157
Medtronic, Inc.                                        83,520           3,806
Merck & Co., Inc.                                      83,590           3,699
Mid Atlantic Medical Services (AE)                        583              34
Millennium Pharmaceuticals, Inc. (AE)                     509               8
Millipore Corp.                                        11,000             482
Mylan Laboratories                                     16,950             409
Novartis AG - ADR                                      25,340             972
Oxford Health Plans                                     2,900             117
Perrigo Co.                                             1,900              26
Pfizer, Inc.                                          534,706          16,896
Pharmaceutical Resources, Inc.                          1,600             116
Quest Diagnostics                                      15,631           1,057
Schering-Plough Corp.                                 131,470           2,008
St. Jude Medical, Inc.                                 20,298           1,181
Stryker Corp.                                           1,200              97
Sybron Dental Specialties, Inc. (AE)                    1,300              30
Tenet Healthcare Corp.                                 10,500             145
Teva Pharmaceutical Industries - ADR                   26,960           1,534
UnitedHealth Group, Inc.                               99,075           5,041
Universal Health Services, Inc. Class B                   162               8
Varian Medical Systems, Inc.                            2,008             128
Watson Pharmaceuticals, Inc. (AE)                       8,200             322
WellPoint Health Networks                               4,400             391
Wyeth                                                 103,886           4,586
Zimmer Holdings, Inc. (AE)                             35,552           2,269
                                                                 ------------
                                                                       94,297
                                                                 ------------

 10  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Integrated Oils - 3.5%
Amerada Hess Corp.                                      8,540             441
BP PLC - ADR                                           27,350           1,159
ChevronTexaco Corp.                                    44,205           3,284
ConocoPhillips                                         67,017           3,830
Exxon Mobil Corp.                                     361,446          13,222
Marathon Oil Corp.                                     18,910             559
Occidental Petroleum Corp.                             30,346           1,070
Unocal Corp.                                           34,370           1,089
                                                                 ------------
                                                                       24,654
                                                                 ------------

Materials and Processing - 4.3%
Air Products & Chemicals, Inc.                         66,000           2,997
Alcoa, Inc.                                            71,490           2,257
Allegheny Technologies, Inc.                            6,726              51
Archer-Daniels-Midland Co.                            119,946           1,721
Ashland, Inc.                                           7,300             272
Ball Corp.                                              1,900             107
Bemis Co.                                               2,000              92
Boise Cascade Corp.                                       564              16
Bowater, Inc.                                           8,820             360
Cabot Corp.                                             2,600              73
Carpenter Technology                                    2,773              72
Clarcor, Inc.                                             600              24
Crompton Corp.                                          2,470              13
Dow Chemical Co. (The)                                 41,084           1,548
Eastman Chemical Co.                                    7,900             256
Ecolab, Inc.                                           13,100             352
EI Du Pont de Nemours & Co.                            25,252           1,020
Engelhard Corp.                                         3,200              91
Forest City Enterprises, Inc. Class A                   1,658              73
Georgia-Pacific Corp.                                  16,320             429
Glatfelter                                             13,001             166
Harsco Corp.                                            1,969              75
Hercules, Inc.                                         13,000             136
International Paper Co.                                32,240           1,269
Jacobs Engineering Group, Inc.                          2,944             136
Lafarge North America, Inc.                             3,830             138
Louisiana-Pacific Corp.                                 6,102             116
Lubrizol Corp.                                          2,200              67
Lyondell Chemical Co.                                  34,600             495
Martin Marietta Materials, Inc.                         4,507             185
Masco Corp.                                           123,900           3,407
MeadWestvaco Corp.                                      4,708             122
Monsanto Co.                                           25,121             629
Newmont Mining Corp.                                   12,966             568
Owens-Illinois, Inc. (AE)                               2,230              27
Pactiv Corp. (AE)                                      60,962           1,344

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PPG Industries, Inc.                                   35,560           2,050
Praxair, Inc.                                          34,390           2,393
Rio Tinto PLC - ADR                                     7,100             703
Rohm & Haas Co.                                         1,100              43
RPM International, Inc.                                 8,891             128
Sherwin-Williams Co. (The)                             27,740             930
Sigma-Aldrich Corp.                                     6,289             330
Smurfit-Stone Container Corp. (AE)                     58,120             901
Sonoco Products Co.                                     3,000              64
Southern Peru Copper Corp.                                760              22
Syngenta AG - ADR                                      77,120             831
Temple-Inland, Inc.                                     5,200             281
Vulcan Materials Co.                                    2,000              89
Weyerhaeuser Co.                                        5,394             325
Worthington Industries                                 12,000             175
York International Corp.                                5,439             216
                                                                 ------------
                                                                       30,185
                                                                 ------------

Miscellaneous - 4.2%
3M Co.                                                 47,040           3,710
Brunswick Corp.                                         4,700             139
Diageo PLC - ADR                                       11,740             561
Eaton Corp.                                             3,230             324
FMC Corp.                                               6,805             191
Fortune Brands, Inc.                                   11,245             733
General Electric Co.                                  602,556          17,479
Honeywell International, Inc.                          20,333             622
ITT Industries, Inc.                                   23,472           1,596
Johnson Controls, Inc.                                  3,700             398
SPX Corp.                                              31,000           1,492
Textron, Inc.                                           7,300             363
Tyco International, Ltd.                               67,300           1,405
                                                                 ------------
                                                                       29,013
                                                                 ------------

Other Energy - 1.3%
Anadarko Petroleum Corp.                               10,792             471
Baker Hughes, Inc.                                     23,718             670
BJ Services Co.                                        10,000             328
Burlington Resources, Inc.                              7,300             355
Devon Energy Corp.                                      6,330             307
EL Paso Corp.                                          24,000             176
ENSCO International, Inc.                              25,000             659
Halliburton Co.                                        37,200             888
Kerr-McGee Corp.                                          199               8
National-Oilwell, Inc. (AE)                               159               3
Noble Corp. (AE)                                       21,020             722
Schlumberger, Ltd.                                     62,420           2,932
Smith International, Inc.                              17,000             633

                                                               Equity I Fund  11

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sunoco, Inc.                                              768              34
Transocean, Inc.                                        2,196              42
Valero Energy Corp.                                     3,331             142
Varco International, Inc. (AE)                          4,702              83
XTO Energy, Inc.                                       40,000             947
                                                                 ------------
                                                                        9,400
                                                                 ------------

Producer Durables - 3.9%
Applied Materials, Inc. (AE)                          126,837           2,964
Caterpillar, Inc.                                      63,212           4,632
Centex Corp.                                            5,811             567
Cooper Industries, Ltd. Class A                         7,500             397
Crane Co.                                               9,000             253
Cummins, Inc.                                           2,000              95
Deere & Co.                                            42,025           2,548
Diebold, Inc.                                           3,799             217
Dionex Corp. (AE)                                         800              34
Dover Corp.                                             4,995             195
DR Horton, Inc.                                         4,300             171
Emerson Electric Co.                                   26,740           1,517
Engineered Support Systems, Inc.                          900              61
Flowserve Corp.                                         3,603              74
Goodrich Corp.                                         16,747             463
Hubbell, Inc. Class B                                   4,500             193
KB Home                                                 1,400              96
Kennametal, Inc.                                        1,003              37
Kla-Tencor Corp. (AE)                                   5,000             287
Lennar Corp. Class A                                   23,289           2,139
Lexmark International, Inc. (AE)                        5,394             397
Lockheed Martin Corp.                                  26,211           1,215
MDC Holdings, Inc.                                     21,136           1,423
Nokia OYJ - ADR                                        43,666             742
Northrop Grumman Corp.                                 15,890           1,421
Novellus Systems, Inc. (AE)                            10,000             413
NVR, Inc.                                                 530             259
Pall Corp.                                             17,700             414
Parker Hannifin Corp.                                   2,300             117
Pentair, Inc.                                           4,330             178
Pitney Bowes, Inc.                                      3,400             140
Polycom, Inc. (AE)                                      2,400              48
Pulte Homes, Inc.                                       2,400             208
Rockwell Collins, Inc.                                 23,050             633
Standard-Pacific Corp.                                  2,800             134
Steelcase, Inc. Class A                                 1,300              15
Tektronix, Inc.                                         9,350             240
United Defense Industries, Inc. (AE)                    1,750              57

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Technologies Corp.                              30,869           2,614
Xerox Corp.                                             6,000              63
                                                                 ------------
                                                                       27,671
                                                                 ------------

Technology - 14.4%
3Com Corp. (AE)                                        15,094             109
ADC Telecommunications, Inc. (AE)                      46,000             117
Adobe Systems, Inc.                                     1,268              56
Adtran, Inc.                                              700              48
Advanced Micro Devices, Inc.                            6,000              91
Altera Corp. (AE)                                      18,500             374
Amdocs, Ltd. (AE)                                      46,000             987
Amkor Technology, Inc. (AE)                             2,132              40
Amphenol Corp. Class A (AE)                             1,400              82
Analog Devices, Inc. (AE)                              53,128           2,355
Applied Micro Circuits Corp. (AE)                       4,260              25
Avaya, Inc. (AE)                                        2,312              30
Avnet, Inc.                                             6,000             116
BMC Software, Inc. (AE)                                 1,455              25
Broadcom Corp. Class A (AE)                            11,000             351
Cisco Systems, Inc. (AE)                              510,566          10,712
Computer Associates International, Inc.                 6,690             157
Computer Sciences Corp.                                 1,500              59
Compuware Corp. (AE)                                   13,898              78
Comverse Technology, Inc. (AE)                          7,473             135
Corning, Inc.                                         206,310           2,265
Dell, Inc. (AE)                                       181,048           6,539
Electronic Data Systems Corp.                           5,700             122
EMC Corp.                                             315,579           4,368
Flextronics International, Ltd. (AE)                   12,500             175
Gateway, Inc. (AE)                                     15,782              80
General Dynamics Corp.                                 23,119           1,935
Harris Corp.                                            5,951             221
Hewlett-Packard Co.                                   204,854           4,570
Imation Corp.                                           2,500              85
Ingram Micro, Inc. Class A (AE)                         9,000             133
Intel Corp.                                           454,745          15,028
International Business Machines Corp.                  85,716           7,670
International Rectifier Corp. (AE)                     37,700           1,799
Intuit, Inc. (AE)                                       1,105              55
JDS Uniphase Corp. (AE)                                 5,303              19
Juniper Networks, Inc. (AE)                            37,000             666
Linear Technology Corp.                                16,000             682
LSI Logic Corp. (AE)                                   15,000             139
Lucent Technologies, Inc.                             103,000             330
Maxim Integrated Products                              12,518             622
Mercury Interactive Corp. (AE)                         22,000           1,022
Microchip Technology, Inc.                             31,000           1,014

 12  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Microsoft Corp.                                       500,210          13,080
MicroStrategy, Inc. 2007 Warrants (AE)                    597              --
Motorola, Inc.                                        342,177           4,630
National Semiconductor Corp. (AE)                       3,500             142
NetScreen Technologies, Inc. (AE)                      25,000             666
Network Appliance, Inc. (AE)                           22,100             545
Nortel Networks Corp.                                 124,100             552
Oracle Corp. (AE)                                     146,200           1,749
PanAmSat Corp. (AE)                                     3,982              82
PerkinElmer, Inc.                                      56,360           1,015
QLogic Corp. (AE)                                      10,000             561
Qualcomm, Inc.                                         58,105           2,760
Raytheon Co.                                           13,715             363
Retek, Inc. (AE)                                        3,980              40
Rockwell Automation, Inc.                              11,243             349
Sanmina-SCI Corp. (AE)                                 47,693             503
SAP AG - ADR                                            8,000             292
Scientific-Atlanta, Inc.                                5,051             150
Siebel Systems, Inc. (AE)                             141,600           1,783
Solectron Corp. (AE)                                   41,000             227
Sony Corp. - ADR                                       11,400             401
Sun MicroSystems, Inc. (AE)                           114,085             452
Symantec Corp. (AE)                                     8,700             580
SynopSystem, Inc. (AE)                                  5,900             187
Tellabs, Inc. (AE)                                     14,610             110
Texas Instruments, Inc.                                16,000             463
UniSystem Corp.                                         9,300             143
Utstarcom, Inc. (AE)                                   28,000             882
Varian, Inc. (AE)                                       2,290              82
Veritas Software Corp. (AE)                            31,500           1,139
Vishay Intertechnology, Inc. (AE)                       2,700              51
Xilinx, Inc. (AE)                                      41,460           1,314
                                                                 ------------
                                                                      100,779
                                                                 ------------

Utilities - 5.4%
AGL Resources, Inc.                                       200               6
Alliant Energy Corp.                                    9,300             224
Allied Waste Industries, Inc. (AE)                     26,500             299
Alltel Corp.                                           13,611             643
Ameren Corp.                                              645              29
American Electric Power Co., Inc.                      26,472             746
Aquila, Inc.                                            2,190               9
AT&T Corp.                                             28,187             524
AT&T Wireless Services, Inc. (AE)                      41,726             303

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
BellSouth Corp.                                       129,282           3,401
Centerpoint Energy, Inc.                               20,439             201
Cinergy Corp.                                          12,800             465
CMS Energy Corp.                                        9,300              76
Comcast Corp. Class A                                  65,056           2,207
Comcast Corp. Special Class A                          38,900           1,269
Constellation Energy Group, Inc.                       18,015             655
Cox Communications, Inc. Class A (AE)                  41,106           1,400
DPL, Inc.                                              11,260             205
DTE Energy Co.                                          4,700             173
Duke Energy Corp.                                      15,400             280
Edison International                                    7,940             156
Energen Corp.                                             500              18
Energy East Corp.                                      21,700             487
Entergy Corp.                                          17,870             963
Exelon Corp.                                           18,326           1,163
FirstEnergy Corp.                                      29,230           1,005
FPL Group, Inc.                                        11,720             747
Great Plains Energy, Inc.                               4,094             131
KeySpan Corp.                                          12,533             438
National Fuel Gas Co.                                  18,620             416
Nextel Communications, Inc. Class A (AE)               47,000           1,137
Nicor, Inc.                                               650              22
NiSource, Inc.                                         20,064             416
Northeast Utilities                                    16,800             317
NSTAR                                                  12,730             594
PG&E Corp.                                             15,404             377
Pinnacle West Capital Corp.                             4,972             182
PNM Resources, Inc.                                     2,150              61
PPL Corp.                                              28,180           1,125
Progress Energy, Inc.                                     900              39
Progress Energy, Inc. - CVO (AE)(Y)                     3,200               1
Puget Energy, Inc.                                      3,600              82
Qwest Communications International                     61,252             216
SBC Communications, Inc.                              205,501           4,928
Sempra Energy                                           7,348             204
Southern Co. (The)                                     13,189             393
Sprint Corp.-FON Group                                 76,892           1,230
TXU Corp.                                              28,250             645
UGI Corp.                                               2,200              68
Verizon Communications, Inc.                          184,176           6,188
WGL Holdings, Inc.                                      8,840             244

                                                               Equity I Fund  13

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wisconsin Energy Corp.                                 14,300             468
Xcel Energy, Inc.                                      15,626             256
                                                                 ------------
                                                                       37,832
                                                                 ------------

TOTAL COMMON STOCKS
(cost $557,241)                                                       670,869
                                                                 ------------
PREFERRED STOCKS - 0.0%
Technology - 0.0%
Northrop Grumman Corp. (AE)                             1,810             183
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $192)                                                               183
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.8%
Frank Russell Investment Company Money Market
   Fund                                            31,099,285          31,099
United States Treasury Bill (c)(y)(s)
   0.935% due 12/11/03                                  2,500           2,497
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $33,596)                                                         33,596
                                                                 ------------

TOTAL INVESTMENTS - 100.3%
(identified cost $591,029)                                            704,648

OTHER ASSETS AND LIABILITIES
NET - (0.3%)                                                           (2,415)
                                                                 ------------

NET ASSETS - 100.0%                                                   702,233
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 14  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index (CME)
   expiration date 12/03 (16)                                 899                 20

Russell 1000 Index
   expiration date 12/03 (13)                               3,653                116

S&P 500 E-Mini Index
   expiration date 12/03 (118)                              6,192                176

S&P 500 Index
   expiration date 12/03 (89)                              23,351                572
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        884
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity I Fund  15

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                    EQUITY II - CLASS I                    RUSSELL 2500
                                                                    -------------------                    ------------
Inception                                                                 10000.00                           10000.00
1994                                                                      10184.00                           10183.00
1995                                                                      11996.00                           12359.00
1996                                                                      14523.00                           14681.00
1997                                                                      19073.00                           18956.00
1998                                                                      17395.00                           17496.00
1999                                                                      20719.00                           20646.00
2000                                                                      26239.00                           25450.00
2001                                                                      22386.00                           22355.00
2002                                                                      20333.00                           20313.00
2003                                                                      28887.00                           28781.00

Equity II Fund - Class I ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,208              42.08%
5 Years                $      16,607              10.67%sec.
10 Years               $      28,887              11.19%sec.

Equity II Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,188              41.88%
5 Years                $      16,452              10.46%sec.
10 Years               $      28,618              11.08%sec.

Equity II Fund - Class Y ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,234              42.34%
5 Years                $      16,682              10.77%sec.
10 Years               $      29,017              11.24%sec.

Russell 2500(TM) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,169              41.69%
5 Years                $      16,450              10.47%sec.
10 Years               $      28,781              11.15%sec.

 16  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Equity I Fund.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Equity II Fund Class I, Class E, and Class Y shares gained 42.08%, 41.88%, and 42.34%, respectively. This compared to the Russell 2500(TM) Index, which gained 41.69% during the same period. Class I, Class E, and Class Y performance is net of operating expenses of 0.94%, 1.12%, and 0.81%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's outperformance relative to its benchmark was driven by sector allocation and stock selection. The Fund's overweight in the technology sector and underweight in the financial services sector versus the benchmark contributed to the Fund's positive performance relative to the benchmark. Stock selection generated positive results in eight of the 12 economic sectors represented in the Fund's Index. Stock selection in the financial services, materials and processing, and producer durables sectors contributed to the Fund's positive performance relative to the benchmark.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The past year was a challenging market environment for active money managers. In particular, November and December 2002 and the third quarter (mostly July) of 2003 were punctuated by the market's move to favoring stocks with poor recent returns, low stock price, no current earnings, and high price volatility. Returning sentiment to such stocks is considered a "rally off the bottom", in which price reversal is the dominant factor and prospective improvement in company fundamentals, like earnings growth, are less of a consideration. The Fund's money managers' emphasis on a combination of current price and prospective fundamental operating improvements was not rewarded by the market's price-only fixation. Additionally, the factors discussed above resulted in micro capitalization stocks experiencing large gains.

Neither the Fund nor its money managers changed investment approaches in response to the market environment. However, the Fund's money managers did consider the market environment in their respective security selection. By design, some of the Fund's money managers tended to be more sensitive to the "price-only" perspective, providing strong relative performance strength. Some of the Fund's money managers were not as sensitive to the "price-only" perspective.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

The Fund replaced Sirach Capital Management with Roxbury Capital Management in May of 2003.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The Fund's more cyclically oriented money managers (whether growth or value) tended to post the best performance relative to the benchmark over the past year. For money managers such as David J. Greene (value) and Suffolk Capital (growth), both experienced such results. Greene outperformed the benchmark by almost 25% in the past year. The Fund's money managers, such as TimeSquare Capital Management (growth) and Delphi (value), suffered over the past year. These managers tended to emphasize companies with consistent or visible earnings and less economic sensitivity (whether growth or value).

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Stock selection was challenging over the past year. The money managers' emphasis on stocks with low valuations relative to their expected growth and on companies with earnings that were expected to have a greater-than-average tendency to announce either higher than expected earnings or to revise earnings up contributed to the Fund's performance. Given this challenging environment, the Fund's money managers made positive contributions to returns relative to the benchmark from stock selection. This would not have been the case had the Fund not utilized cyclically oriented money managers like Greene and Suffolk.

                                                              Equity II Fund  17

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers                                                       Styles


CapitalWorks Investment Partners, LLC       Growth
David J. Greene & Company, LLC              Value
Delphi Management, Inc.                     Value
Goldman Sachs Asset Management              Market-Oriented
Jacobs Levy Equity Management, Inc.         Value
Roxbury Capital Management, LLC             Growth
Suffolk Capital Management, Inc.            Growth
TimesSquare Capital Management, Inc.        Growth

                              --------------------

*     Equity II Fund Class I assumes initial investment on November 1, 1993.

** Russell 2500(TM) Index is composed of the bottom 500 stocks the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Equity II Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Equity II Fund Class I performance has been linked with Class Y to provide historical perspective.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 18  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 95.9%
Auto and Transportation - 3.5%
AAR Corp.                                              20,400             222
Airtran Holdings, Inc. (AE)                            88,075           1,428
Alaska Air Group, Inc.                                 27,400             789
America West Holdings Corp. Class B (AE)              106,500           1,536
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                77,700           2,688
AMR Corp.                                              64,100             851
Arctic Cat, Inc.                                        7,200             162
Autoliv, Inc.                                          75,050           2,486
Aviall, Inc.                                           12,700             194
Bandag, Inc.                                            7,600             278
Collins & Aikman Corp.                                 17,325              55
Cooper Tire & Rubber Co.                                8,500             167
Dura Automotive Systems, Inc. Class A (AE)             16,500             159
EGL, Inc. (AE)                                          8,800             144
Florida East Coast Industries                           5,250             156
Frontier Airlines, Inc. (AE)                           62,822           1,010
General Maritime Corp. NEW (AE)                        72,200             913
Genesee & Wyoming, Inc. Class A (AE)                      300               7
Gentex Corp.                                           53,300           2,081
Gulfmark Offshore, Inc. (AE)                           64,000             893
JB Hunt Transport Services, Inc.                        9,250             235
Kirby Corp.                                             7,300             214
Landstar System, Inc. (AE)                              2,600             190
Martin Midstream Partners, LP                          23,400             669
Navistar International Corp.                           24,500             991
Northwest Airlines Corp. (AE)                          99,900           1,368
OMI Corp. (AE)                                        168,400           1,137
Oshkosh Truck Corp.                                    32,300           1,480
Overnite Corp. (AE)                                     6,300             140
Overseas Shipholding Group                              9,200             251
Pacer International, Inc. (AE)                         60,454           1,247
SCS Transportation, Inc. (AE)                           9,700             146
Skywest, Inc.                                          70,500           1,304
Swift Transportation Co., Inc. (AE)                    33,000             740
Teekay Shipping Corp.                                  24,000           1,155
Tenneco Automotive, Inc.                               19,500             116
Tidewater, Inc.                                        33,900             929
Wabtec Corp.                                           66,200           1,013
                                                                 ------------
                                                                       29,544
                                                                 ------------

Consumer Discretionary - 19.2%
Abercrombie & Fitch Co. Class A (AE)                   35,734           1,018
ABM Industries, Inc.                                   23,900             372

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Activision, Inc. (AE)                                  35,500             536
Advance Auto Parts (AE)                                20,600           1,611
Advisory Board Co. (The) (AE)                          17,260             628
Advo, Inc.                                             29,800           1,336
Aeropostale, Inc. (AE)                                 39,700           1,225
Alliance Gaming Corp. (AE)                             66,947           1,623
AMC Entertainment, Inc.                                23,400             318
American Greetings Class A                              8,000             171
Ameristar Casinos, Inc. (AE)                           26,539             561
AnnTaylor Stores Corp. (AE)                            61,485           2,201
aQuantive, Inc. (AE)                                  104,550           1,098
Arbitron, Inc.                                         45,700           1,805
Asbury Automotive Group, Inc. (AE)                     21,050             358
Banta Corp.                                            30,400           1,163
BearingPoint, Inc. (AE)                                62,900             591
Big 5 Sporting Goods Corp. (AE)                        12,800             239
Big Lots, Inc.                                         54,200             814
Blockbuster, Inc. Class A                             117,300           2,260
Bob Evans Farms, Inc.                                  18,900             559
Borders Group, Inc. (AE)                               29,600             670
Brink's Co. (The)                                      62,700           1,257
Brookstone, Inc. (AE)                                  11,900             243
Brown Shoe Co., Inc.                                   27,200             941
Callaway Golf Co.                                     172,419           2,802
Career Education Corp. (AE)                             8,900             477
CBRL Group, Inc.                                       17,800             690
CDI Corp.                                              19,100             626
Charming Shoppes                                       74,500             488
Childrens Place (AE)                                   33,098             996
Choice Hotels International, Inc. (AE)                 38,206           1,262
ChoicePoint, Inc. (AE)                                 24,000             841
Christopher & Banks Corp.                              43,850           1,280
Circuit City Stores, Inc.                             144,900           1,382
Claire's Stores, Inc.                                 114,935           4,447
CNET Networks, Inc. (AE)                              104,298             849
Coach, Inc. (AE)                                       24,900             883
Consolidated Graphics, Inc. (AE)                        7,200             199
Convergys Corp. (AE)                                   57,150             918
Corinthian Colleges, Inc. (AE)                         12,700             786
Cornell Cos., Inc. (AE)                                 8,500             121
Corporate Executive Board Co. (AE)                     89,224           4,550
Cost Plus, Inc. (AE)                                   18,917             868
Cox Radio, Inc. Class A (AE)                           74,200           1,641
Dick's Sporting Goods, Inc. (AE)                       20,010             920
DoubleClick, Inc. (AE)                                 72,956             608
Earthlink, Inc. (AE)                                   65,400             598
Education Management Corp. (AE)                        42,300           2,673
Emerson Radio (AE)                                     21,300              87
Entercom Communications Corp. (AE)                     40,300           1,846

                                                              Equity II Fund  19

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Entravision Communications Corp. Class A (AE)          97,910             937
Ethan Allen Interiors, Inc.                            27,295           1,004
Federated Department Stores                            20,000             951
FindWhat.com (AE)                                      15,296             256
Finish Line Class A (AE)                               53,900           1,650
Fossil, Inc. (AE)                                      32,100             867
FTI Consulting, Inc. (AE)                              40,100             798
Furniture Brands International, Inc.                   32,100             779
GameStop Corp. Class A (AE)                             9,250             156
Gemstar-TV Guide International, Inc. (AE)             160,000             750
Getty Images, Inc. (AE)                                87,575           3,915
GTECH Holdings Corp.                                   62,150           2,777
Handleman Co.                                          64,500           1,145
Harris Interactive, Inc. (AE)                         117,514             781
Harte-Hanks, Inc.                                      36,500             725
Hasbro, Inc.                                           40,000             872
Haverty Furniture Cos., Inc.                           13,300             276
Hearst-Argyle Television, Inc. (AE)                   140,500           3,402
Hewitt Associates, Inc. Class A (AE)                   22,000             565
Hollinger International, Inc.                          33,700             453
IKON Office Solutions, Inc.                           138,550           1,164
Infospace, Inc. (AE)                                   20,920             546
Insight Enterprises, Inc. (AE)                         21,150             356
International Speedway Corp. Class A                   17,900             761
ITT Educational Services, Inc.                         14,150             705
Jack in the Box, Inc. (AE)                             49,900             908
Jo-Ann Stores, Inc. Class A                             5,500             165
Journal Register Co. (AE)                              22,600             453
K2, Inc.                                                  600              10
Kellwood Co.                                            7,950             297
Kelly Services, Inc. Class A                            6,700             164
K-Swiss, Inc. Class A                                  13,700             602
Lamar Advertising Co. (AE)                             22,400             679
Landry's Restaurants, Inc.                             42,300           1,059
La-Z-Boy, Inc. Class C                                 24,800             501
Lee Enterprises, Inc.                                  31,000           1,307
Liberty Corp.                                           9,056             403
Lightbridge, Inc. (AE)                                    900               9
Lin TV Corp. Class A (AE)                              45,500           1,026
Lithia Motors, Inc. Class A                            25,600             605
Liz Claiborne, Inc.                                    30,500           1,125
Mandalay Resort Group                                  25,900           1,017
Marvel Enterprises, Inc. (AE)                          40,550           1,194
Maxwell Shoe Co. Class A (AE)                           7,600             122
McClatchy Co. Class A                                  25,600           1,656
McGraw-Hill Cos., Inc. (The)                           14,200             951
Media General, Inc. Class A                             4,500             297

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Men's Wearhouse, Inc. (AE)                              9,800             289
Monster Worldwide, Inc. (AE)                           30,523             777
MPS Group, Inc. (AE)                                  216,500           2,068
Neiman-Marcus Group, Inc. Class A                       9,200             437
Nu Skin Enterprises, Inc.                              71,600           1,136
OfficeMax, Inc. (AE)                                   59,300             568
On Assignment, Inc. (AE)                               64,400             337
O'Reilly Automotive, Inc. (AE)                         16,998             736
Outback Steakhouse, Inc.                               27,000           1,134
Pacific Sunwear of California (AE)                     27,300             630
Park Place Entertainment Corp. (AE)                   338,050           3,245
Paxson Communications Corp. (AE)                       24,200             125
PDI, Inc. (AE)                                         10,600             231
Petco Animal Supplies, Inc. (AE)                       37,243           1,236
PF Chang's China Bistro, Inc. (AE)                      6,500             317
Playtex Products, Inc. (AE)                            77,200             464
Polo Ralph Lauren Corp.                                74,800           2,274
Pre-Paid Legal Services, Inc. (AE)                     47,400           1,287
Priceline.com, Inc. (AE)                               28,727             806
Prime Hospitality Corp.                                18,800             171
Pulitzer, Inc.                                         40,750           2,121
Quiksilver, Inc. (AE)                                  64,008           1,099
Radio One, Inc. Class D (AE)                           48,500             771
Rare Hospitality International, Inc. (AE)              37,000             918
Regal Entertainment Group Class A                      67,100           1,376
Regis Corp.                                            34,477           1,311
Rent-A-Center, Inc. (AE)                               60,000           1,876
Rollins, Inc.                                           8,950             182
Ross Stores, Inc.                                      24,500           1,225
Royal Caribbean Cruises, Ltd.                          27,902             829
RR Donnelley & Sons Co.                                18,700             486
Russell Corp.                                          12,800             234
Ryan's Family Steak Houses, Inc. (AE)                  83,950           1,170
Saks, Inc. (AE)                                       188,900           2,626
Scholastic Corp. (AE)                                  40,400           1,250
Scientific Games Corp. Class A (AE)                   210,500           2,800
SCP Pool Corp. (AE)                                    79,900           2,797
Service Corp. International                           175,900             853
ShopKo Stores, Inc.                                   118,150           1,829
Shuffle Master, Inc. (AE)                               5,800             177
Sinclair Broadcast Group, Inc. Class A (AE)            48,500             565
Snap-On, Inc.                                           4,900             144
Sonic Automotive, Inc.                                 32,400             735
Speedway Motorsports, Inc.                              7,000             202
Stage Stores, Inc. (AE)                                   550              16
Station Casinos, Inc.                                  35,800           1,065
Steak N Shake Co. (The)                                25,200             436
Sylvan Learning Systems, Inc. (AE)                     99,158           2,806

 20  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tech Data Corp. (AE)                                    9,300             306
Tele2 AB Class A - ADR (AE)                            43,800           1,462
TeleTech Holdings, Inc. (AE)                           23,800             157
Tetra Tech, Inc. (AE)                                  30,425             684
Tiffany & Co.                                          17,700             840
Toro Co.                                               25,500           1,267
Unifirst Corp.                                          3,600              95
United Natural Foods, Inc. (AE)                         5,050             195
United Online, Inc. (AE)                               42,412           1,221
United Stationers, Inc.                                35,850           1,334
Vail Resorts, Inc. (AE)                                 8,400             113
Valassis Communications, Inc.                          20,000             518
VeriSign, Inc. (AE)                                    74,000           1,174
Washington Post Class B                                 1,670           1,231
Watson Wyatt & Co. Holdings (AE)                        2,600              63
Weight Watchers International, Inc. (AE)               18,000             664
West Corp. (AE)                                        42,171           1,022
Wireless Facilities, Inc. (AE)                         51,990             893
WMS Industries, Inc.                                   20,800             481
Wolverine World Wide, Inc.                             21,375             432
Zale Corp. (AE)                                         7,200             373
                                                                 ------------
                                                                      162,269
                                                                 ------------

Consumer Staples - 3.5%
7-Eleven, Inc. (AE)                                    14,100             225
Adolph Co.ors Co. Class B                              10,000             561
American Italian Pasta Co. Class A (AE)                23,200             887
Chiquita Brands International, Inc. (AE)               23,450             434
Church & Dwight, Inc.                                  26,100             973
Coca-Cola Bottling Co. Consolidated                    19,075             963
Constellation Brands, Inc. Class A (AE)                66,900           2,099
Dial Corp. (The)                                       68,500           1,644
DIMON, Inc.                                            16,600             120
Duane Reade, Inc. (AE)                                 28,800             396
Flowers Foods, Inc.                                    92,150           2,187
Fresh Brands, Inc.                                     65,150             829
Hain Celestial Group, Inc. (AE)                        31,090             656
Interstate Bakeries                                    41,900             615
J&J Snack Foods Corp. (AE)                              2,600              93
Lance, Inc.                                            14,700             190
Longs Drug Stores Corp.                                82,350           1,845
Pathmark Stores, Inc. (AE)                            133,200             912
Pepsi Bottling Group, Inc.                             43,700             974
PepsiAmericas, Inc.                                   136,100           2,039
Performance Food Group Co. (AE)                         4,100             153
RJ Reynolds Tobacco Holdings, Inc.                    123,950           5,952
Ruddick Corp.                                           9,800             156

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sanderson Farms, Inc.                                   2,726              96
Schweitzer-Mauduit International, Inc.                  3,800             101
Sensient Technologies Corp.                            43,000             826
Smithfield Foods, Inc. (AE)                            32,600             693
Standard Commercial Corp.                               3,600              69
Supervalu, Inc.                                        29,450             743
Tootsie Roll Industries, Inc.                          14,885             491
Tyson Foods, Inc. Class A                              70,100           1,000
Universal Corp.                                        14,200             619
                                                                 ------------
                                                                       29,541
                                                                 ------------

Financial Services - 16.9%
Affiliated Computer Services, Inc. Class A (AE)        11,800             577
AG Edwards, Inc.                                        4,250             172
Alabama National Bancorp                                1,675              88
Alfa Corp.                                              9,000             116
Alliance Data Systems Corp. (AE)                      173,523           4,819
American Financial Group, Inc.                         32,550             725
AmeriCredit Corp. (AE)                                221,704           2,971
AMLI Residential Properties Trust (o)                  19,850             505
Anthracite Capital, Inc. (o)                           41,800             426
Arden Realty, Inc. (o)                                 17,750             496
Associated Banc-Corp                                   35,520           1,462
Astoria Financial Corp.                                49,400           1,711
Bancorpsouth, Inc.                                     22,000             517
Bank of Hawaii Corp.                                   73,500           2,896
BankAtlantic Bancorp, Inc. Class A                     49,000             823
Banknorth Group, Inc.                                  30,800             965
Bear Stearns Cos., Inc. (The)                          12,399             945
Bedford Property Investors (o)                         11,400             299
BISystem Group, Inc. (The) (AE)                        80,200           1,147
Blackrock, Inc.                                        21,300           1,094
Boykin Lodging Co. (o)                                 10,900              90
Brandywine Realty Trust (o)                             6,750             171
BSB Bancorp, Inc.                                       5,800             179
Capital Automotive REIT (o)                            14,000             436
CapitalSource, Inc. (AE)                               46,300           1,007
Capitol Bancorp, Ltd.                                   3,500              93
Capitol Federal Financial                               1,200              44
Capstead Mortgage Corp. (o)                            11,200             150
CarrAmerica Realty Corp. (o)                           38,400           1,155
Cash America International, Inc.                       64,350           1,228
CBL & Associates Properties, Inc. (o)                  21,900           1,167
CCC Information Services Group (AE)                     4,400              74
Central Pacific Financial Corp.                         4,300             112
Certegy, Inc.                                          21,400             720
Chelsea Property Group, Inc. (o)                        9,724             478

                                                              Equity II Fund  21

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Group, Inc.                                        16,500             555
City Holding Co.                                        3,086             104
City National Corp.                                    20,700           1,246
CNA Surety Corp.                                       77,000             840
Colonial BancGroup, Inc. (The)                        150,900           2,366
Columbia Banking Systems, Inc.                          6,000             116
Commerce Bancshares, Inc.                              12,905             618
Commercial Federal Corp.                               47,150           1,214
Commercial Net Lease Realty (o)                        18,600             320
Community Bank System, Inc.                            27,000           1,316
Cornerstone Realty Income Trust, Inc. (o)              14,700             122
Correctional Properties Trust (o)                       5,200             141
Crescent Real Estate Equities Co. (o)                  45,900             705
CVB Financial Corp.                                     6,500             130
Delphi Financial Group Class A                          4,650             234
Deluxe Corp.                                           47,050           1,899
Digital Insight Corp. (AE)                             23,422             491
Direct General Corp. (AE)                              20,490             614
Doral Financial Corp.                                  22,500           1,136
Dow Jones & Co., Inc.                                  25,500           1,325
Downey Financial Corp.                                 20,100             923
Duke Realty Corp. (o)                                  33,050             968
E*Trade Financial Corp. (AE)                           92,040             948
Eastgroup Properties (o)                                4,500             131
Entertainment Properties Trust (o)                      9,100             293
Equity Inns, Inc. (o)                                  26,500             224
Equity One, Inc. (o)                                   18,900             317
eSpeed, Inc. Class A (AE)                              58,872           1,604
Factset Research Systems, Inc.                         30,200           1,318
Fair Isaac Corp.                                       16,025           1,022
Fidelity National Financial, Inc.                      32,000             989
First American Corp.                                  130,800           3,747
First Bancorp Puerto Rico                              17,100             569
First Industrial Realty Trust, Inc. (o)                10,150             328
First Niagara Financial Group, Inc.                    16,400             234
First Republic Bank                                     9,900             354
FirstFed Financial Corp.                               15,400             693
Flagstar Bancorp, Inc.                                106,700           2,379
Flushing Financial Corp.                                5,300             129
Fremont General Corp.                                  90,050           1,498
Fulton Financial Corp.                                 11,075             229
Gabelli Asset Management, Inc. Class A (AE)            25,850             910
Gables Residential Trust (o)                           25,700             827
Getty Realty Corp. (o)                                 12,800             317
Glenborough Realty Trust, Inc. (o)                     21,800             425
Global Payments, Inc.                                  87,100           3,628
Great Lakes REIT (o)                                    4,400              71

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                         6,038             163
Harland John H. Co.                                     5,250             143
Health Care REIT, Inc. (o)                             26,400             875
Healthcare Realty Trust, Inc. (o)                      35,750           1,207
Hibernia Corp. Class A                                 15,400             348
Hospitality Properties Trust (o)                        4,900             180
HRPT Properties Trust (o)                             315,350           2,952
IBERIABANK Corp.                                        2,600             134
Independence Community Bank Corp.                      17,900             658
Independent Bank Corp.                                  6,270             181
IndyMac Bancorp, Inc.                                  72,588           2,134
Innkeepers USA Trust (o)                               14,100             123
Investment Technology Group, Inc.                      65,500           1,301
Investors Financial Services Corp.                     52,500           1,855
IPC Holdings, Ltd.                                     36,000           1,348
iStar Financial, Inc. (o)                              30,000           1,142
Jack Henry & Associates, Inc.                          62,000           1,239
Jefferies Group, Inc.                                  78,400           2,430
Keystone Property Trust (o)                            10,100             202
Kilroy Realty Corp. (o)                                16,300             471
Koger Equity, Inc. (o)                                 30,450             590
Landamerica Financial Group, Inc.                      72,600           3,631
Legg Mason, Inc.                                       10,000             833
Leucadia National Corp.                                 4,100             172
Liberty Property Trust (o)                              6,350             231
Mack-Cali Realty Corp. (o)                             37,300           1,406
MAF Bancorp, Inc.                                       4,500             189
Markel Corp. (AE)                                       8,900           2,246
MB Financial Corp.                                      1,377              65
Mercantile Bank Corp.                                   2,900              97
Meristar Hospitality Corp. (o)                         11,100              76
Mid-America Apartment Communities, Inc. (o)             9,500             298
Mission West Properties (o)                             8,000             100
Moody's Corp.                                          17,000             983
Nara Bancorp, Inc.                                        300               7
National Health Investors, Inc. (o)                    10,300             219
National Penn Bancshares, Inc.                          3,990             119
Nationwide Health Properties, Inc. (o)                 34,600             633
NDCHealth Corp.                                        37,000             976
New Plan Excel Realty Trust (o)                        50,000           1,135
North Fork BanCorp., Inc.                              25,000             975
Novastar Financial, Inc. (o)                           22,000           1,623
Nuveen Investments, Inc. Class A                       33,650             942
OceanFirst Financial Corp.                              6,300             165
Odyssey Re Holdings Corp.                              12,500             262
Pan Pacific Retail Properties, Inc. (o)                17,900             794
People's Bank/Bridgeport CT                             3,700             121
PFF Bancorp, Inc.                                      18,840             703

 22  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. (AE)             20,656             974
Phoenix Cos., Inc. (The)                               31,400             345
Prentiss Properties Trust (o)                          12,200             369
Protective Life Corp.                                  40,700           1,322
Provident Bankshares Corp.                             11,498             357
Provident Financial Group, Inc.                         9,800             289
Providian Financial Corp.                             139,231           1,547
PS Business Parks, Inc. (o)                            10,400             392
R&G Financial Corp. Class B                            13,900             457
Radian Group, Inc.                                     38,900           2,058
Raymond James Financial, Inc.                          60,795           2,480
Reckson Associates Realty Corp. (o)                     5,900             131
Redwood Trust, Inc. (o)                                14,050             697
Regency Centers Corp. (o)                               6,200             230
RenaissanceRe Holdings, Ltd.                           30,875           1,389
RLI Corp.                                              13,700             460
Ryder System, Inc.                                     91,100           2,733
Seacoast Financial Services Corp.                       8,012             205
Senior Housing Properties Trust (o)                    30,400             453
Silicon Valley Bancshares                              85,300           2,994
Southwest Bancorp, Inc.                                67,200           1,062
Sovereign Bancorp, Inc.                                48,424           1,008
Sovran Self Storage, Inc. (o)                          34,200           1,158
Stancorp Financial Group, Inc.                         21,900           1,381
Sterling Bancorp                                        7,250             212
Sterling Financial Corp. (AE)                          20,232             633
Stewart Information Services Corp.                     26,000             810
Summit Properties, Inc. (o)                            15,800             353
Susquehanna Bancshares, Inc.                            7,300             183
TCF Financial Corp.                                    13,000             678
Texas Regional Bancshares, Inc. Class A                 5,605             203
TradeStation Group, Inc. (AE)                          72,250             615
Trizec Properties, Inc. (o)                            12,400             166
Trustmark Corp.                                         4,400             125
UMB Financial Corp.                                     9,132             457
Union Planters Corp.                                    4,000             133
United Rentals, Inc. (AE)                              24,350             424
Universal Health Realty Income (o)                      6,500             182
US Restaurant Properties, Inc. (o)                      4,700              75
Washington Federal, Inc.                               10,918             288
Washington Mutual, Inc. 2005 Warrants (AE)            222,500              38
Waypoint Financial Corp.                               16,380             341
Webster Financial Corp.                                27,040           1,209
Whitney Holding Corp.                                  21,800             828
World Acceptance Corp. (AE)                               700              13

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WSFS Financial Corp.                                    5,100             218
Zions BanCorp.                                         15,600             956
                                                                 ------------
                                                                      142,733
                                                                 ------------

Health Care - 10.8%
Advanced Neuromodulation Systems, Inc.                 36,248           1,486
Alkermes, Inc. (AE)                                    52,512             681
Alpharma, Inc. Class                                   78,900           1,436
American Medical Security Group, Inc.                  11,550             264
American Pharmaceutical Partners, Inc. (AE)            63,350           1,543
Amsurg Corp. (AE)                                      12,877             463
Amylin Pharmaceuticals, Inc. (AE)                      30,300             828
Andrx Group (AE)                                       36,700             730
Applera Corp. - Celera Genomics Group (AE)            162,300           2,170
Apria Healthcare Group, Inc. (AE)                      20,934             607
Atrix Labs, Inc. (AE)                                  21,806             438
Bausch & Lomb, Inc.                                    18,700             901
Bio-Rad Laboratories, Inc. Class A (AE)                16,150             844
Celgene Corp. (AE)                                     37,250           1,553
Columbia Laboratories, Inc. (AE)                       64,900             687
Commerzbank AG 2004 Warrants (AE)                      10,100              47
Community Health Systems, Inc. (AE)                    24,000             576
Connetics Corp. (AE)                                   12,450             223
Cooper Cos., Inc.                                      21,639             940
Covance, Inc. (AE)                                     25,500             664
Coventry Health Care, Inc. (AE)                        18,000             986
Cyberonics (AE)                                        14,280             391
D&K Healthcare Resources, Inc.                          3,550              46
Dade Behring Holdings, Inc. (AE)                       33,200           1,015
DaVita, Inc. (AE)                                     108,994           3,826
Durect Corp. (AE)                                      91,165             203
Endo Pharmaceuticals Holdings, Inc. (AE)               12,400             203
Esperion Therapeutics, Inc. (AE)                        7,350             175
First Health Group Corp. (AE)                          36,000             879
First Horizon Pharmaceutical Corp. (AE)                43,400             307
Flamel Technologies - ADR (AE)                         31,505             796
Genencor International, Inc. (AE)                      45,500             696
Gen-Probe, Inc. (AE)                                   76,410           2,045
Health Net, Inc. (AE)                                  42,900           1,355
Healthsouth Corp. (AE)                                167,200             473
Henry Schein, Inc. (AE)                                15,185             942
Human Genome Sciences, Inc. (AE)                       57,100             794
Humana, Inc.                                          228,900           4,643

                                                              Equity II Fund  23

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ICU Medical, Inc. (AE)                                 16,690             564
Idexx Laboratories, Inc. (AE)                          20,500             970
Ilex Oncology, Inc. (AE)                               59,900           1,250
Invitrogen Corp. (AE)                                  25,950           1,650
I-Stat Corp.                                           43,300             510
KIndustriesred Healthcare, Inc. (AE)                   24,850           1,025
King Pharmaceuticals, Inc. (AE)                        70,800             949
Kos Pharmaceuticals, Inc. (AE)                         25,500           1,013
Lifecell Corp. (AE)                                    49,000             299
Ligand Pharmaceuticals, Inc. Class B (AE)             102,900           1,418
Lincare Holdings, Inc. (AE)                            80,000           3,115
Manor Care, Inc.                                        5,600             186
Maxygen (AE)                                            9,300              88
Medical Action Industries, Inc. (AE)                   67,016             935
Medicis Pharmaceutical Class A                         17,300           1,096
Millennium Pharmaceuticals, Inc. (AE)                  46,600             742
Millipore Corp.                                        35,800           1,570
Myriad Genetics, Inc. (AE)                             21,600             273
Neurocrine Biosciences, Inc. (AE)                      39,600           1,854
Novavax, Inc. (AE)                                     73,690             502
NPS Pharmaceuticals, Inc. (AE)                         27,700             729
Ocular Sciences, Inc. (AE)                              7,900             221
Odyssey HealthCare, Inc. (AE)                          29,119             808
Omnicare, Inc.                                         85,100           3,263
Owens & Minor, Inc.                                    27,950             569
Pacificare Health Systems (AE)                         18,650           1,110
Pain Therapeutics, Inc. (AE)                           66,424             418
Parexel International Corp. (AE)                       37,300             624
Patterson Dental Co. (AE)                               5,800             371
Pediatrix Medical Group, Inc. (AE)                     15,200             812
Perrigo Co.                                            55,650             748
Pharmaceutical Resources, Inc.                         12,700             918
Pharmacopeia, Inc. (AE)                               101,800           1,270
Protein Design Labs, Inc. (AE)                         49,600             669
Province Healthcare Co. (AE)                           13,900             178
PSS World Medical, Inc. (AE)                           48,900             456
Renal Care Group, Inc. (AE)                            16,300             611
Respironics, Inc. (AE)                                 35,900           1,497
Select Medical Corp. (AE)                              63,442           2,130
Serologicals Corp. (AE)                                50,778             812
Sola International, Inc. (AE)                          20,500             352
Stericycle, Inc. (AE)                                  31,100           1,436
Steris Corp. (AE)                                      56,200           1,170
Sybron Dental Specialties, Inc. (AE)                   40,399             929
Tanox, Inc. (AE)                                       27,500             494
Therasense, Inc. (AE)                                  26,790             485
United Surgical Partners International, Inc.
   (AE)                                                67,456           2,034

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Universal Health Services, Inc. Class B                 9,000             423
US Oncology, Inc. (AE)                                 62,700             686
VCA Antech, Inc. (AE)                                 133,621           3,773
ViaSystem Healthcare, Inc. (AE)                        12,600             227
Vicuron Pharmaceuticals, Inc. (AE)                     34,350             630
Visx, Inc. (AE)                                        43,399           1,053
Vital Images, Inc. (AE)                                34,040             613
Watson Pharmaceuticals, Inc. (AE)                      26,500           1,041
West Pharmaceutical Services, Inc.                      3,400             112
Wright Medical Group, Inc. (AE)                         6,150             181
XOMA, Ltd. (AE)                                        23,900             179
                                                                 ------------
                                                                       90,897
                                                                 ------------

Materials and Processing - 6.2%
Aceto Corp.                                            65,650           1,026
Airgas, Inc.                                           47,300             906
Albany International Corp. Class A                     24,100             745
Albemarle Corp.                                        16,400             440
Aptargroup, Inc.                                       14,500             519
Arch Chemicals, Inc.                                   13,050             289
Ashland, Inc.                                          31,300           1,166
Ball Corp.                                              1,700              96
Boise Cascade Corp.                                    63,100           1,770
Building Material Holding Corp.                         7,300             103
Cabot Corp.                                            56,600           1,579
Calgon Carbon Corp.                                   157,400           1,011
Ceradyne, Inc. (AE)                                    24,795           1,030
Chesapeake Corp.                                       17,800             434
Clarcor, Inc.                                           2,900             118
Commercial Metals Co.                                  21,500             531
Constar International, Inc. (AE)                       38,100             192
Corn Products International, Inc.                      20,100             681
Crown Holdings, Inc.                                  104,000             822
Cytec Industries, Inc. (AE)                            64,200           2,241
ElkCorp.                                               25,688             652
Greif, Inc. Class A                                     3,500             114
Griffon Corp. (AE)                                     20,550             398
Hughes Supply, Inc.                                    33,200           1,283
ID Biomedical Corp. (AE)                               29,700             393
IMC Global, Inc.                                       30,300             212
Jacobs Engineering Group, Inc.                         15,000             695
Jones Lang LaSalle, Inc. (AE)                           9,700             185
Lafarge North America, Inc.                            51,500           1,859
Lennox International, Inc.                            115,150           1,905
LNR Property Corp.                                     45,700           1,869
Lubrizol Corp.                                         27,300             827
Lyondell Chemical Co.                                  75,400           1,078
Martin Marietta Materials, Inc.                         7,100             291

 24  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Maverick Tube Corp. (AE)                               25,640             433
Metal Management, Inc. (AE)                            30,700             721
Moore Wallace, Inc.                                    70,323           1,006
Myers Industries, Inc.                                  7,425              91
NCI Building Systems, Inc. (AE)                         9,100             198
OM Group, Inc.                                         81,700           1,462
Pactiv Corp. (AE)                                      46,000           1,014
Perini Corp.                                              289               2
PolyOne Corp.                                          37,600             182
Precision Castparts Corp.                              27,300           1,123
Quanta Services, Inc. (AE)                            127,460           1,043
Rayonier, Inc.                                         37,900           1,594
Reliance Steel & Aluminum Co.                           7,100             204
RPM International, Inc.                                98,600           1,425
Ryerson Tull, Inc.                                      1,750              14
Schnitzer Steel Industries, Inc. Class A               13,150             495
Schulman A, Inc.                                       29,200             555
Sealed Air Corp. (AE)                                  18,800           1,001
Silgan Holdings, Inc. (AE)                              5,000             160
Smurfit-Stone Container Corp. (AE)                     57,900             897
St. Joe Co. (The)                                      10,900             360
Stake Technology, Ltd. (AE)                           133,577           1,281
Standard Register Co. (The)                             9,300             164
Steel Technologies, Inc.                               41,530             640
Symyx Technologies (AE)                                15,850             335
Texas Industries, Inc.                                 35,900             975
Trammell Crow Co. (AE)                                  8,000             109
Ultralife Batteries, Inc. (AE)                         62,497           1,087
Unifi, Inc.                                            34,200             171
United States Steel Corp.                              52,850           1,250
USEC, Inc.                                             87,050             649
USG Corp.                                              94,500           1,583
Washington Group International, Inc. (AE)              19,200             532
Watsco, Inc.                                           39,400             844
Wausau-Mosinee Paper Corp.                              9,700             120
WCI Communities, Inc. (AE)                             25,500             556
                                                                 ------------
                                                                       51,736
                                                                 ------------
Miscellaneous - 1.1%
Brunswick Corp.                                        71,100           2,110
Carlisle Cos., Inc.                                    16,700             958
GenCorp, Inc.                                          33,300             315
Johnson Controls, Inc.                                  8,700             936
Kaman Corp. Class A                                     5,400              66
Lancaster Colony Corp.                                  4,750             189
San-In Godo Bank, Ltd. (The) (AE)                     172,000           1,213
SkillSoft Corp. ADR                                    98,400             785

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Textron, Inc.                                          20,000             994
Trinity Industries, Inc.                                9,850             251
Wesco Financial Corp.                                   4,795           1,575
                                                                 ------------
                                                                        9,392
                                                                 ------------

Other Energy - 4.2%
Clayton Williams Energy, Inc. (AE)                      4,400              92
Comstock Resources, Inc. (AE)                          20,650             308
Cooper Cameron Corp. (AE)                              14,500             621
Denbury Resources Inc. (AE)                            82,100           1,036
Dynegy, Inc. Class A                                  185,000             742
ENSCO International, Inc.                              14,300             377
Evergreen Resources, Inc. (AE)                         37,800           1,036
Houston Exploration Co. (AE)                           21,800             763
Hydril (AE)                                            22,600             530
Key Energy Services, Inc. (AE)                        186,973           1,632
Massey Energy Co.                                      50,700             705
National-Oilwell, Inc. (AE)                            74,600           1,423
Noble Energy, Inc.                                      4,250             169
Oil States International, Inc. (AE)                     5,700              70
Patina Oil & Gas Corp.                                 73,875           3,116
Patterson-UTI Energy, Inc. (AE)                       114,880           3,284
Pogo Producing Co.                                     15,350             642
Reliant Resources, Inc. (AE)                          122,175             605
Rowan Cos., Inc.                                       63,400           1,518
Smith International, Inc.                              23,000             856
Sunoco, Inc.                                           97,000           4,244
Talisman Energy, Inc.                                  18,200             888
TEPPCO Partners L.P.                                   31,300           1,180
Tesoro Petroleum Corp.                                222,850           2,540
Texas Genco Holdings, Inc. (AE)                        10,600             317
Unit Corp.                                             56,023           1,086
Universal Compression Holdings, Inc. (AE)              22,350             491
Varco International, Inc. (AE)                         85,033           1,496
Veritas DGC, Inc. (AE)                                 63,650             564
Vintage Petroleum, Inc.                                22,100             255
Westport Resources Corp. (AE)                          46,500           1,113
XTO Energy, Inc.                                       58,106           1,375
                                                                 ------------
                                                                       35,074
                                                                 ------------

Producer Durables - 7.6%
Advanced Energy Industries, Inc. (AE)                  53,500           1,221
American Power Conversion                              63,500           1,285
American Tower Corp. Class A (AE)                      54,600             633
Andrew Corp. (AE)                                     162,481           2,125
AO Smith Corp.                                          9,300             294
Applied Industrial Technologies, Inc.                  11,300             255

                                                              Equity II Fund  25

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arris Group, Inc. (AE)                                103,500             621
Artesyn Technologies, Inc. (AE)                       106,670             878
ASML Holding NV (AE)                                   94,900           1,665
ASystemt Technologies, Inc. (AE)                       57,673           1,076
Audiovox Corp. Class A (AE)                             1,350              16
August Technology Corp. (AE)                          102,537           1,989
Axcelis Technologies, Inc. (AE)                        96,990           1,026
Briggs & Stratton Corp.                                35,550           2,311
Cable Design Technologies Corp. (AE)                  139,500           1,345
Cascade Corp.                                          41,400             992
Champion Enterprises, Inc. (AE)                        64,508             458
CNH Global NV                                          57,280             765
Credence Systems Corp. (AE)                            82,620           1,348
Crown Castle International Corp. (AE)                  21,600             273
CTS Corp.                                              18,300             203
Cummins, Inc.                                          29,600           1,403
Curtiss-Wright Corp.                                   10,600             784
Cymer, Inc. (AE)                                       25,400           1,160
Dominion Homes, Inc. (AE)                               3,900             110
DR Horton, Inc.                                        29,850           1,188
EnPro Industries, Inc. (AE)                               850               9
Entegris, Inc. (AE)                                    49,555             652
ESCO Technologies, Inc.                                28,795           1,252
Esterline Technologies Corp.                           18,000             399
FEI Co. (AE)                                           32,710             777
Gardner Denver, Inc. (AE)                                 400               8
Genlyte Group, Inc. (AE)                                4,600             217
Genus, Inc. (AE)                                      120,550             651
Graco, Inc.                                             4,800             183
GrafTech International, Ltd. (AE)                      72,600             754
Herman Miller, Inc.                                    24,862             571
Kadant, Inc. (AE)                                       5,200              95
Kimball International, Inc. Class B                    12,700             197
Lennar Corp. Class A                                   13,100           1,203
Littelfuse, Inc. (AE)                                   5,900             157
LTX Corp. (AE)                                         62,300             890
M/I Schottenstein Homes, Inc.                          24,200           1,007
Manitowoc Co.                                          12,400             269
Mastec, Inc. (AE)                                      56,296             726
MDC Holdings, Inc.                                     20,500           1,380
Meritage Corp.                                         20,500           1,212
Metrologic Instruments, Inc. (AE)                      15,300             358
Mettler Toledo International, Inc. (AE)                43,900           1,683
MKS Instruments, Inc. (AE)                             24,200             629
Moog, Inc. Class A                                      5,850             248
MTC Technologies, Inc. (AE)                            24,100             706
Mykrolis Corp. (AE)                                    24,490             361
NVR, Inc.                                               3,400           1,664
Orbital Sciences Corp. (AE)                           142,300           1,308

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pentair, Inc.                                          13,300             545
Photronics, Inc. (AE)                                  74,900           1,613
Plantronics, Inc. (AE)                                 36,700           1,021
Polycom, Inc. (AE)                                    104,332           2,090
Roper Industries, Inc.                                 25,200           1,245
Spectrasite, Inc. (AE)                                  6,500             252
Standard-Pacific Corp.                                 47,592           2,277
Steelcase, Inc. Class A                                 2,100              25
Stewart & Stevenson Services                           12,000             201
Symmetricom, Inc. (AE)                                 98,385             708
Tecumseh Products Co. Class A                          21,500             881
Tektronix, Inc.                                        31,500             809
Teledyne Technologies, Inc. (AE)                       59,900             988
Terayon Communication Systems, Inc. (AE)               96,485             663
Thomas Industries, Inc.                                 5,200             157
Toll Brothers, Inc. (AE)                               40,600           1,496
Ultratech, Inc. (AE)                                   42,732           1,334
United Defense Industries, Inc. (AE)                   26,200             849
United Industrial Corp.                                16,300             279
Waters Corp. (AE)                                      25,300             795
Watts Water Technologies, Inc. Class A                 44,000             781
William Lyon Homes, Inc. (AE)                           2,800             181
                                                                 ------------
                                                                       64,180
                                                                 ------------

Technology - 20.2%
3Com Corp. (AE)                                       472,500           3,402
Adtran, Inc.                                           11,849             806
Advanced Digital Information Corp. (AE)                56,020             910
Advanced Fibre Communications, Inc. (AE)               64,700           1,557
Aeroflex, Inc. (AE)                                    43,800             406
Agere Systems, Inc. Class A (AE)                      749,300           2,608
Agile Software Corp. (AE)                              65,900             723
AgilySystem, Inc.                                      51,850             533
Altiris, Inc. (AE)                                     62,064           2,134
Amkor Technology, Inc. (AE)                            48,455             913
Analogic Corp.                                          9,760             426
Anixter International, Inc. (AE)                       50,150           1,198
Anteon International Corp. (AE)                        52,100           1,779
Arrow Electronics, Inc.                                75,300           1,608
Ascential Software Corp. (AE)                          99,267           2,203
ASE Test, Ltd. (AE)                                    87,790           1,095
Aspect Communications Corp. (AE)                        1,050              14
ATI Technologies, Inc. (AE)                            36,000             515
Atmel Corp. (AE)                                       81,050             457
Autodesk, Inc.                                         48,004             924

 26  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Avaya, Inc. (AE)                                      488,700           6,323
Avnet, Inc.                                           211,850           4,109
AVX Corp.                                              56,700             833
BEA Systems, Inc. (AE)                                126,000           1,751
Benchmark Electronics, Inc. (AE)                        4,000             195
California Micro Devices CP (AE)                      107,280             909
Ceridian Corp. (AE)                                    52,100           1,094
Ciena Corp. (AE)                                      413,200           2,649
Cognos, Inc. (AE)                                      44,000           1,517
Coherent, Inc. (AE)                                     5,700             131
Compuware Corp. (AE)                                  132,100             742
Comtech Telecommunications (AE)                        45,654           1,345
Comverse Technology, Inc. (AE)                        128,550           2,319
Covad Communications Group, Inc. (AE)                 166,241             728
Cray, Inc. (AE)                                        51,417             669
Cypress Semiconductor Corp. (AE)                      171,600           3,683
Digex, Inc. (AE)                                      318,930             313
Digital River, Inc. (AE)                               27,513             753
Ditech Communications Corp. (AE)                      102,778           1,084
Dot Hill Systems Corp. (AE)                            18,000             241
Epiphany, Inc. (AE)                                    75,900             527
eCollege.com, Inc. (AE)                                 1,350              29
EDO Corp.                                             105,100           2,344
EMS Technologies, Inc. (AE)                             5,500              98
Emulex Corp. (AE)                                      37,300           1,056
EnteraSystem Networks, Inc. (AE)                      191,709             748
ESS Technology (AE)                                    14,900             207
Extreme Networks (AE)                                 313,920           2,700
F5 Networks, Inc. (AE)                                 49,600           1,240
Fairchild Semiconductor International, Inc. (AE)      120,259           2,718
Filenet Corp. (AE)                                     66,810           1,785
Foundry Networks, Inc. (AE)                            37,754             878
Gerber Scientific, Inc.                                24,300             192
GlobespanVirata, Inc. (AE)                            171,950           1,059
Group 1 Software, Inc. (AE)                            17,850             322
GTSI Corp. (AE)                                        75,807             843
Harris Corp.                                           87,400           3,253
Hifn, Inc. (AE)                                        88,717             879
Hyperion Solutions Corp. (AE)                          24,000             804
Imation Corp.                                          41,700           1,420
InFocus Corp. (AE)                                     30,500             201
Informatica Corp. (AE)                                148,300           1,616
Ingram Micro, Inc. Class A (AE)                        79,150           1,171
Innovex, Inc.                                          72,768             822
Integrated Circuit Systems, Inc. (AE)                  62,912           2,112
Integrated Device Technology, Inc. (AE)               103,200           1,620
Intergraph Corp. (AE)                                   7,150             186

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Interland, Inc. (AE)                                    3,500              27
International Rectifier Corp. (AE)                     33,450           1,597
Internet Security Systems (AE)                         73,200           1,201
Intersil Corp. Class A                                 41,000           1,057
InterVoice, Inc. (AE)                                  46,265             482
Interwoven, Inc. (AE)                                 292,800           1,110
Keynote Systems, Inc. (AE)                             45,000             511
KVH Industries, Inc. (AE)                              10,560             295
L-3 Communications Holdings, Inc. (AE)                 38,300           1,790
Lattice Semiconductor Corp. (AE)                      108,500             846
Lawson Software, Inc. (AE)                             75,500             630
Lionbridge Technologies (AE)                           96,625             873
LSI Logic Corp. (AE)                                  669,620           6,186
Macromedia, Inc. (AE)                                  63,400           1,212
Macrovision Corp. (AE)                                 68,075           1,496
Magma Design Automation, Inc. (AE)                     28,100             681
Manhattan Associates, Inc. (AE)                        22,474             626
Maxtor Corp. (AE)                                     346,300           4,733
Mentor Graphics Corp.                                  72,814           1,220
Mercury Interactive Corp. (AE)                         21,500             998
Methode Electronics Class A                            19,100             227
Micromuse, Inc. (AE)                                   92,985             749
Microsemi Corp.                                        42,700             884
MicroStrategy, Inc. Class A (AE)                       27,533           1,514
MRO Software, Inc. (AE)                                11,800             149
National Instruments Corp.                             29,900           1,273
National Semiconductor Corp. (AE)                      26,000           1,056
Neoware Systems, Inc. (AE)                             24,200             410
Netegrity, Inc. (AE)                                   61,466             729
NetScreen Technologies, Inc. (AE)                      34,000             905
Network Engines, Inc.                                  28,270             278
Novell, Inc. (AE)                                     403,900           2,371
Nuance Communications, Inc. New                        62,960             455
O2Micro International, Ltd. (AE)                      124,900           2,662
PanAmSat Corp. (AE)                                    80,100           1,658
Performance Technologies, Inc. (AE)                    35,351             367
PerkinElmer, Inc.                                      74,250           1,337
Pomeroy IT Solutions, Inc.                             10,100             145
Quantum Corp. (AE)                                    281,400             875
Quest Software, Inc. (AE)                             109,400           1,630
RadiSystem Corp. (AE)                                  22,792             446
RADWARE, Ltd. (AE)                                     63,915           1,480
Remec, Inc. (AE)                                       58,600             646
Reynolds & Reynolds Co. (The) Class A                  32,200             875
Roxio, Inc. (AE)                                       21,250             217
RSA Security, Inc. (AE)                                18,400             239
SAFLINK Corp. (AE)                                    131,209             622

                                                              Equity II Fund  27

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sandisk Corp. (AE)                                     41,568           3,350
Sanmina-SCI Corp. (AE)                                214,900           2,267
Scientific-Atlanta, Inc.                               92,750           2,745
Semtech Corp. (AE)                                     69,085           1,534
Serena Software, Inc. (AE)                             34,700             599
Sierra Wireless (AE)                                   43,687             732
Sigma Designs, Inc. (AE)                               23,400             200
Silicon Laboratories, Inc. (AE)                        10,279             555
Silicon Storage Technology, Inc. (AE)                 155,529           1,739
Sirenza Microdevices, Inc. (AE)                        64,860             296
Skyworks Solutions, Inc.                               89,200             765
SonicWALL, Inc. (AE)                                  118,450             959
Standard MicroSystems Corp. (AE)                        7,000             210
Storage Technology Corp. (AE)                          15,100             364
Sybase, Inc. (AE)                                      17,950             321
SYKES Enterprises, Inc. (AE)                           13,000             121
Systems & Computer Technology Corp. (AE)               11,400             168
TIBCO Software, Inc. (AE)                             140,300             904
Transaction Systems Architects, Inc. Class A
   (AE)                                                 4,250              85
Trident Microsystems, Inc. (AE)                        30,080             698
TTM Technologies, Inc. (AE)                           161,079           2,593
Ulticom, Inc. (AE)                                     72,788             772
UniSystem Corp.                                        91,800           1,410
UNOVA, Inc. (AE)                                       71,650           1,556
Utstarcom, Inc. (AE)                                   14,900             469
Verint Systems, Inc. (AE)                               6,900             154
Verity, Inc. (AE)                                      37,810             547
Verso Technologies, Inc. (AE)                         267,593           1,038
Vitesse Semiconductor Corp. (AE)                      136,433             960
Wavecom Sa - ADR (AE)                                  40,200             734
WebEx Communications, Inc. (AE)                        44,799             990
Western Digital Corp. (AE)                            100,900           1,357
White Electronic Designs Corp. (AE)                    62,318             685
Zoran Corp. (AE)                                       32,300             538
                                                                 ------------
                                                                      170,614
                                                                 ------------
Utilities - 2.7%
AGL Resources, Inc.                                    29,900             842
Allegheny Energy, Inc.                                 56,350             596
Allete, Inc.                                           34,200           1,033
Avista Corp.                                           55,200             938
Cincinnati Bell, Inc.                                   9,200              47
CMS Energy Corp.                                       29,100             236
Duquesne Light Holdings, Inc.                          10,350             166
Empire District Electric Co. (The)                     10,700             227

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Energen Corp.                                          34,500           1,272
Energy East Corp.                                      31,250             702
Hawaiian Electric Industries                           15,500             709
IDT Corp. (AE)                                         67,350           1,249
Laclede Group, Inc. (The)                               5,400             153
New Jersey Resources Corp.                              3,600             136
Nextel Partners, Inc. Class A (AE)                     92,050           1,106
Northeast Utilities                                   136,800           2,577
OGE Energy Corp.                                       39,000             890
PNM Resources, Inc.                                    23,300             659
Primus Telecommunications GP (AE)                      92,000             848
PTEK Holdings, Inc. (AE)                              208,767           1,818
Puget Energy, Inc.                                      7,500             170
Quantum Fuel Systems Technologies Worldwide,
   Inc. (AE)                                           42,560             389
South Jersey Industries, Inc.                           2,000              76
Southwest Gas Corp.                                     7,950             180
Telephone & Data Systems, Inc.                         26,300           1,646
TELUS Corp.                                            19,000             333
Time Warner Telecom, Inc. Class A (AE)                104,150           1,078
UGI Corp.                                              36,000           1,109
US Cellular Corp. (AE)                                 24,300             823
WGL Holdings, Inc.                                     24,500             677
                                                                 ------------
                                                                       22,685
                                                                 ------------

TOTAL COMMON STOCKS
(cost $622,318)                                                       808,665
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.1%
Frank Russell Investment Company
   Money Market Fund                               40,625,999          40,626
United States Treasury Bill (c)(y)(s)
   0.935% due 12/11/03                                  2,400           2,398
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $43,024)                                                         43,024
                                                                 ------------

TOTAL INVESTMENTS - 101.0%
(identified cost $665,342)                                            851,689

OTHER ASSETS AND LIABILITIES
NET - (1.0%)                                                           (8,389)
                                                                 ------------

NET ASSETS - 100.0%                                                   843,300
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 28  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 12/03 (183)                              9,669                254

Russell 2000 Index
   expiration date 12/03 (85)                              22,455                641

S&P 500 E-Mini Index
   expiration date 12/03 (37)                               1,942                 55

S&P 500 Index
   expiration date 12/03 (17)                               4,460                 24
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        974
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                              Equity II Fund  29

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                     EQUITY G - CLASS I                    RUSSELL 1000
                                                                     ------------------                    ------------
Inception                                                                 10000.00                           10000.00
1994                                                                      10375.00                           10310.00
1995                                                                      13218.00                           13095.00
1996                                                                      16309.00                           16096.00
1997                                                                      21621.00                           21221.00
1998                                                                      25505.00                           25405.00
1999                                                                      32469.00                           31904.00
2000                                                                      35426.00                           34793.00
2001                                                                      26989.00                           25733.00
2002                                                                      22806.00                           21976.00
2003                                                                      27834.00                           26880.00

Equity Q Fund - Class I  ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,204              22.04%
5 Years                $      10,912               1.76%sec.
10 Years               $      27,834              10.77%sec.

Equity Q Fund - Class E  ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,176              21.76%
5 Years                $      10,804               1.56%sec.
10 Years               $      27,558              10.66%sec.

Equity Q Fund - Class Y ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,213              22.13%
5 Years                $      10,944               1.82%sec.
10 Years               $      27,915              10.81%sec.

Russell 1000(TM) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,232              22.32%
5 Years                $      10,581               1.14%sec.
10 Years               $      26,880              10.39%sec.

 30  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Equity Q Fund Class I, Class E, and Class Y shares gained 22.04%, 21.76%, and 22.13%, respectively. This compared to the Russell 1000(R) Index, which gained 22.32% during the same period. Class I, Class E, and Class Y performance is net of operating expenses of 0.72%, 0.94%, and 0.63%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

Over the period, the best performing stocks in the US equity markets possessed one or more of the following characteristics: smaller market capitalization size, no dividend payments, lower financial quality (i.e. lower credit rating), above-average valuations and/or higher volatility. The performance of these stocks was driven by economic sensitivity, especially to the early cycle of an economic recovery, as reflected in the technology and basic materials sectors. The Fund's policy of always being fully invested contributed to positive performance as the equity markets generally increased during the period.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

As the fiscal year began, the Fund's money managers were cautious due to the potential impact of the geopolitical situation on the market environment. However, as investors became more comfortable with events in Iraq and the future of corporate earnings, the equity market began to improve and the Fund's money managers became more optimistic. The Federal Reserve continued to foster an investment-friendly interest rate policy to help bolster the economy. A new tax bill was passed to provide tax relief stimulus in an attempt to accelerate the economy. As the economy showed indications of improvement, smaller companies appeared to be the largest beneficiaries of these conditions. The Fund's money managers maintained their emphasis on companies demonstrating stable, consistent growth, yet trading at below-market valuation levels.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

In May 2003, the Fund replaced J.P. Morgan Investment Management, Inc. with Aronson+Johnson+Ortiz, LP. Aronson's strategy includes selecting large capitalization stocks based on valuation and price momentum challenges. The firm's quantitative selection process is designed to identify undervalued securities using a proprietary model to construct a well-diversified portfolio. Aronson's portfolio is designed to be neutral in sector weightings versus the benchmark to reduce risk derived from sector allocation.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Stock selection was the primary contributor to Fund performance over the period, particularly in the health care, integrated oils, and consumer staples sectors. One of the Fund's money managers, Barclays Global Investors, performed very well in these sectors through its balanced investment approach, emphasis on growth factors, and valuation criteria, each of which were rewarded during this period.

The most significant challenges the Fund's money managers faced during this period were the rapid shifts in market sentiment from a defensive to aggressive nature, an emphasis on lower quality and more highly valued stocks, and the sharp rise in interest rates in July. The quantitative nature of this Fund and its investment strategy is dependent upon persistent market trends supported by conservative investment behavior. This strategy was not in sync with market preferences during the period. Market trends were not consistent throughout the year, nor was investment behavior particularly conservative, as the market moved from preferring high quality, defensive stocks to preferring aggressive and more speculative stocks during this period.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Stocks experienced a positive growth environment once investors grew increasingly comfortable with events in Iraq, and it became clear that both fiscal and monetary stimulus were in place to support an increase in economic growth. Economically sensitive sectors of the market received the majority of this benefit, whereas the more defensive and slower growth sectors of the market proved to be the laggards over this period. The Fund performed well in this environment despite the challenges in the market over the past year, as sentiment ranged from significant caution to aggressive optimism.

                                                               Equity Q Fund  31

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers                                                       Styles


Aronson+Johnson+Ortiz, LP                   Market-Oriented
Barclays Global Fund Advisors               Market-Oriented
Franklin Portfolio Associates, LLC          Market-Oriented
Jacobs Levy Equity Management, Inc.         Market-Oriented

                              --------------------

*     Equity Q Fund Class I assumes initial investment on November 1, 1993.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Equity Q Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Equity Q Fund Class I performance has been linked with Class Y to provide historical perspective.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 32  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.5%
Auto and Transportation - 1.9%
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                53,279           1,843
AMR Corp.                                              22,900             304
Autoliv, Inc.                                          47,809           1,583
Burlington Northern Santa Fe Corp.                     90,386           2,616
Delphi Corp.                                          121,220           1,079
FedEx Corp.                                            46,021           3,487
Ford Motor Co.                                        159,500           1,935
General Motors Corp.                                   17,300             738
Harley-Davidson, Inc.                                  58,000           2,750
Norfolk Southern Corp.                                  8,700             175
Oshkosh Truck Corp.                                    13,600             623
Skywest, Inc.                                          64,682           1,196
Southwest Airlines Co.                                 40,727             790
Swift Transportation Co., Inc. (AE)                    11,272             253
United Parcel Service, Inc. Class B                   143,600          10,414
Werner Enterprises, Inc.                               20,412             368
                                                                 ------------
                                                                       30,154
                                                                 ------------

Consumer Discretionary - 15.3%
Abercrombie & Fitch Co. Class A (AE)                   49,366           1,407
Accenture, Ltd. Class A (AE)                            3,520              82
Advo, Inc.                                              7,200             323
Alliance Gaming Corp. (AE)                             13,500             327
AnnTaylor Stores Corp. (AE)                            19,700             705
Autonation, Inc. (AE)                                 261,700           4,894
Autozone, Inc. (AE)                                    10,800           1,038
Best Buy Co., Inc.                                     30,400           1,773
Big Lots, Inc.                                         58,683             881
Black & Decker Corp.                                    7,900             378
Blyth, Inc.                                            42,726           1,195
Borders Group, Inc. (AE)                               27,960             633
Callaway Golf Co.                                      29,500             479
Career Education Corp. (AE)                            48,400           2,592
CDW Corp.                                              10,400             625
Cendant Corp.                                         153,600           3,138
ChoicePoint, Inc. (AE)                                  7,200             252
Christopher & Banks Corp.                               8,200             239
Claire's Stores, Inc.                                  59,909           2,318
Clear Channel Communications, Inc.                     82,700           3,376
Coach, Inc. (AE)                                      104,200           3,696
Columbia Sportswear Co. (AE)                            1,270              74
Convergys Corp. (AE)                                   98,803           1,587
Darden Restaurants, Inc.                               69,494           1,456
Dollar General Corp.                                  312,481           7,021
Earthlink, Inc. (AE)                                   10,000              92

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EchoStar Communications Corp. (AE)                     27,700           1,061
Electronic Arts, Inc. (AE)                            101,348          10,038
EW Scripps Co. Class A                                  8,900             827
Family Dollar Stores                                  121,617           5,304
Federated Department Stores                           345,450          16,426
Fisher Scientific International                        10,600             427
Foot Locker, Inc.                                      30,000             537
Fox Entertainment Group, Inc. Class A (AE)            198,860           5,508
Fred's, Inc.                                           18,600             701
Gap, Inc. (The)                                       229,300           4,375
Gemstar-TV Guide International, Inc. (AE)              73,500             345
General Motors Corp.-Hughes Electronics Corp.         111,300           1,829
Getty Images, Inc. (AE)                                28,000           1,252
Gillette Co. (The)                                    278,004           8,868
GTECH Holdings Corp.                                   27,900           1,247
Hearst-Argyle Television, Inc. (AE)                    15,201             368
Home Depot, Inc.                                      463,390          17,178
International Game Technology                         106,200           3,478
ITT Educational Services, Inc.                         14,398             717
Kimberly-Clark Corp.                                   60,000           3,169
Liberty Media Corp. Class A (AE)                      183,951           1,856
Lowe's Cos., Inc.                                      67,300           3,966
Ltd Brands                                             38,900             685
Mandalay Resort Group                                  25,900           1,017
Manpower, Inc.                                         29,100           1,350
Marriott International, Inc. Class A                   23,800           1,028
Mattel, Inc.                                          345,881           6,696
May Department Stores Co. (The)                       209,882           5,868
McDonald's Corp.                                      327,110           8,168
McGraw-Hill Cos., Inc. (The)                          117,101           7,840
Media General, Inc. Class A                             2,922             193
MGM Mirage                                              1,230              44
MPS Group, Inc. (AE)                                   58,562             559
Nike, Inc. Class B                                     41,400           2,645
Pacific Sunwear of California (AE)                     64,048           1,479
Park Place Entertainment Corp. (AE)                   163,379           1,568
Petco Animal Supplies, Inc. (AE)                       16,500             547
Petsmart, Inc.                                         58,317           1,493
Polo Ralph Lauren Corp.                                11,900             362
Quiksilver, Inc. (AE)                                  27,500             472
RadioShack Corp.                                      162,557           4,875
Rent-A-Center, Inc. (AE)                               34,250           1,071
ServiceMaster Co. (The)                                 9,900             114
Staples, Inc. (AE)                                    125,700           3,371
Strayer Education, Inc.                                 4,600             450
Talbots, Inc.                                          41,721           1,371

                                                               Equity Q Fund  33

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner, Inc.                                     551,700           8,435
Toro Co.                                               11,500             572
Toys R US, Inc. (AE)                                   15,700             204
Tractor Supply Co. (AE)                                14,900             624
Tribune Co.                                            44,200           2,168
University of Phoenix Online (AE)                      18,717           1,287
Urban Outfitters, Inc. (AE)                            17,300             577
Viacom, Inc. Class B                                  429,991          17,144
Wal-Mart Stores, Inc.                                 182,472          10,757
Walt Disney Co.                                       201,700           4,566
Whirlpool Corp.                                        28,771           2,027
Yahoo!, Inc. (AE)                                      49,400           2,159
Yum! Brands, Inc. (AE)                                 32,100           1,096
                                                                 ------------
                                                                      234,940
                                                                 ------------

Consumer Staples - 7.0%
Albertson's, Inc.                                     381,200           7,735
Altria Group, Inc.                                    372,304          17,312
Anheuser-Busch Cos., Inc.                              78,513           3,868
Chiquita Brands International, Inc. (AE)               13,700             253
Coca-Cola Co. (The)                                    20,700             960
Coca-Cola Enterprises, Inc.                           214,270           4,320
Constellation Brands, Inc. Class A (AE)                24,700             775
CVS Corp.                                             222,837           7,839
Dial Corp. (The)                                       87,358           2,097
General Mills, Inc.                                    42,500           1,906
Hershey Foods Corp.                                    19,500           1,503
HJ Heinz Co.                                           74,142           2,619
Kroger Co.                                            353,184           6,177
Longs Drug Stores Corp.                                18,500             414
Pepsi Bottling Group, Inc.                            164,570           3,668
PepsiAmericas, Inc.                                    62,096             930
PepsiCo, Inc.                                         150,665           7,205
Procter & Gamble Co.                                  249,260          24,500
RJ Reynolds Tobacco Holdings, Inc.                     21,700           1,042
Safeway, Inc. (AE)                                    120,100           2,534
Sara Lee Corp.                                        103,200           2,057
Supervalu, Inc.                                       142,082           3,583
Systemco Corp.                                         21,359             719
Tyson Foods, Inc. Class A                              84,276           1,203
UST, Inc.                                              20,326             691
Walgreen Co.                                           34,300           1,194
                                                                 ------------
                                                                      107,104
                                                                 ------------

Financial Services - 20.4%
ACE, Ltd.                                               4,403             159
Affiliated Computer Services, Inc. Class A (AE)        66,300           3,244

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aflac, Inc.                                            22,000             803
Alliance Data Systems Corp. (AE)                       57,690           1,603
Allstate Corp. (The)                                  261,373          10,324
American Express Co.                                    7,200             338
American International Group                          166,943          10,155
AON Corp.                                              21,300             466
Bank of America Corp.                                 410,819          31,111
Bank One Corp.                                          7,100             301
Bear Stearns Cos., Inc. (The)                          43,700           3,332
Boston Properties, Inc. (o)                            27,100           1,199
CBL & Associates Properties, Inc. (o)                   7,900             421
Certegy, Inc.                                          13,600             458
Charter One Financial, Inc.                            80,000           2,557
Chelsea Property Group, Inc. (o)                       11,300             556
Chubb Corp.                                            27,400           1,831
Cigna Corp.                                            31,300           1,786
Cincinnati Financial Corp.                              7,500             307
Citigroup, Inc.                                       786,719          37,290
Commerce Bancorp, Inc.                                 10,100             488
Countrywide Financial Corp.                            53,700           5,645
D&B Corp. (AE)                                          2,000              93
Doral Financial Corp.                                  60,783           3,070
Fannie Mae                                            145,277          10,415
Federated Investors, Inc. Class B                      85,739           2,371
Fidelity National Financial, Inc.                     150,416           4,651
First American Corp.                                   35,000           1,003
First Bancorp Puerto Rico                               6,800             226
First Data Corp.                                       75,700           2,702
First Tennessee National Corp.                        103,800           4,708
Fiserv, Inc. (AE)                                      71,500           2,525
Flagstar Bancorp, Inc.                                 21,700             484
FleetBoston Financial Corp.                           106,138           4,287
Franklin Resources, Inc.                               48,500           2,300
Freddie Mac                                            49,084           2,755
Friedman Billings Ramsey Group, Inc. Class A           61,300           1,221
General Growth Properties, Inc. (o)                     7,200             551
Goldman Sachs Group, Inc.                              26,800           2,517
Greenpoint Financial Corp.                             36,140           1,126
H&R Block, Inc.                                        66,716           3,142
HRPT Properties Trust (o)                              10,400              97
Huntington Bancshares, Inc.                             9,700             210
Janus Capital Group, Inc.                              81,300           1,150
John Hancock Financial Services, Inc.                  13,173             466
JP Morgan Chase & Co.                                 565,448          20,300
Keycorp                                                59,500           1,681
Landamerica Financial Group, Inc.                       6,300             315
Lehman Brothers Holdings, Inc.                         69,800           5,026
Marsh & McLennan Cos., Inc.                            53,187           2,274

 34  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MBIA, Inc.                                             17,900           1,067
MBNA Corp.                                            351,170           8,691
Merrill Lynch & Co., Inc.                             140,110           8,295
Metlife, Inc.                                          17,600             553
Moody's Corp.                                           7,400             428
Morgan Stanley                                        264,109          14,492
National City Corp.                                   210,000           6,859
National Commerce Financial Corp.                      25,300             695
New York Community Bancorp, Inc.                       46,333           1,677
Nuveen Investments, Inc. Class A                        5,000             140
Old Republic International Corp.                       36,927           1,327
PNC Financial Services Group, Inc.                      4,401             236
Popular, Inc.                                          65,000           2,925
Principal Financial Group                              97,800           3,066
Progressive Corp. (The)                                88,200           6,509
Protective Life Corp.                                  12,200             396
Redwood Trust, Inc. (o)                                 6,900             342
Ryder System, Inc.                                     12,386             372
SLM Corp.                                              22,200             869
SouthTrust Corp.                                       31,957           1,018
Sungard Data Systems, Inc. (AE)                       186,725           5,238
Travelers Property Casualty Corp. Class B              41,514             680
UnionBanCal Corp.                                      46,768           2,533
US Bancorp                                            375,695          10,226
Vornado Realty Trust (o)                               20,700           1,046
Wachovia Corp.                                        242,441          11,121
Waddell & Reed Financial, Inc. Class A                 18,800             417
Washington Mutual, Inc.                               305,750          13,377
Wells Fargo & Co.                                     158,802           8,944
WR Berkley Corp.                                      108,952           3,736
Zions BanCorp.                                         11,900             729
                                                                 ------------
                                                                      314,044
                                                                 ------------

Health Care - 15.7%
Abbott Laboratories                                   257,600          10,979
Aetna, Inc.                                            37,100           2,130
Affymetrix, Inc. (AE)                                   1,940              50
AmerisourceBergen Corp.                                25,687           1,458
Amgen, Inc.                                           147,915           9,135
Anthem, Inc. (AE)                                      41,000           2,806
Barr Laboratories, Inc. (AE)                           13,400           1,029
Beckman Co.ulter, Inc.                                 19,400             963
Becton Dickinson & Co.                                 81,700           2,987
Boston Scientific Corp. (AE)                          108,068           7,318
Bristol-Myers Squibb Co.                              419,000          10,630
Cardinal Health, Inc.                                 104,658           6,210

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Caremark Rx, Inc. (AE)                                107,200           2,685
Cephalon, Inc. (AE)                                    36,100           1,695
Chiron Corp. (AE)                                      36,600           1,999
Coventry Health Care, Inc. (AE)                        14,600             799
Dade Behring Holdings, Inc. (AE)                       13,300             407
DaVita, Inc. (AE)                                      22,688             796
Eli Lilly & Co.                                        35,100           2,338
Endo Pharmaceuticals Holdings, Inc. (AE)               44,755             732
Genentech, Inc. (AE)                                   83,559           6,849
Gilead Sciences, Inc. (AE)                              3,100             169
Guidant Corp.                                         255,697          13,043
Health Management Associates, Inc. Class A             38,000             842
Health Net, Inc. (AE)                                  28,120             888
Humana, Inc.                                           77,978           1,582
IMS Health, Inc.                                      107,242           2,523
Johnson & Johnson                                     352,000          17,716
King Pharmaceuticals, Inc. (AE)                        29,100             390
McKesson Corp.                                        167,800           5,079
Medtronic, Inc.                                       106,800           4,867
Merck & Co., Inc.                                     643,283          28,465
Mid Atlantic Medical Services (AE)                     19,913           1,163
Mylan Laboratories                                    122,250           2,952
Neurocrine Biosciences, Inc. (AE)                      10,900             510
Perrigo Co.                                            11,800             159
Pfizer, Inc.                                          937,026          29,610
Pharmaceutical Resources, Inc.                          6,100             441
Respironics, Inc. (AE)                                  1,358              57
Schering-Plough Corp.                                 195,700           2,988
St. Jude Medical, Inc.                                119,305           6,939
Stryker Corp.                                          23,500           1,906
Sybron Dental Specialties, Inc. (AE)                   10,100             232
UnitedHealth Group, Inc.                              301,965          15,364
Universal Health Services, Inc. Class B                20,100             946
Varian Medical Systems, Inc.                           52,265           3,342
Watson Pharmaceuticals, Inc. (AE)                      66,900           2,627
WebMD Corp. (AE)                                      155,300           1,210
WellPoint Health Networks                              31,800           2,827
Wyeth                                                 414,086          18,278
                                                                 ------------
                                                                      241,110
                                                                 ------------

Integrated Oils - 4.6%
Amerada Hess Corp.                                     24,500           1,265
ChevronTexaco Corp.                                    35,800           2,660
ConocoPhillips                                        100,900           5,766
Exxon Mobil Corp.                                     988,920          36,175

                                                               Equity Q Fund  35

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Marathon Oil Corp.                                    453,190          13,401
Occidental Petroleum Corp.                            320,661          11,307
                                                                 ------------
                                                                       70,574
                                                                 ------------

Materials and Processing - 2.4%
Alcoa, Inc.                                            91,090           2,876
Aptargroup, Inc.                                        4,700             168
Archer-Daniels-Midland Co.                            232,327           3,334
Ball Corp.                                              6,600             371
Cabot Corp.                                            14,200             396
Carpenter Technology                                    5,499             142
Clarcor, Inc.                                           5,200             211
Cytec Industries, Inc. (AE)                             5,000             175
Ecolab, Inc.                                          104,200           2,802
EI Du Pont de Nemours & Co.                             6,200             250
Energizer Holdings, Inc. (AE)                          36,700           1,351
Freeport-McMoRan Copper & Gold, Inc. Class B           96,200           3,728
Georgia-Pacific Corp.                                  29,111             765
Glatfelter                                             17,251             220
Lafarge North America, Inc.                             2,383              86
Louisiana-Pacific Corp.                                15,346             292
MeadWestvaco Corp.                                     18,700             485
Monsanto Co.                                          397,242           9,951
Pactiv Corp. (AE)                                      41,472             914
Precision Castparts Corp.                              13,600             559
Rohm & Haas Co.                                        25,200             990
Sherwin-Williams Co. (The)                             79,462           2,665
Sigma-Aldrich Corp.                                    57,081           2,994
Southern Peru Copper Corp.                              2,040              58
York International Corp.                               18,402             731
                                                                 ------------
                                                                       36,514
                                                                 ------------

Miscellaneous - 5.5%
3M Co.                                                203,665          16,063
Brunswick Corp.                                        34,500           1,024
Eaton Corp.                                            14,100           1,413
Fortune Brands, Inc.                                  127,619           8,314
General Electric Co.                                1,620,568          47,014
Honeywell International, Inc.                           3,700             113
ITT Industries, Inc.                                   32,000           2,176
Johnson Controls, Inc.                                 40,300           4,333
Textron, Inc.                                          78,600           3,906
                                                                 ------------
                                                                       84,356
                                                                 ------------

Other Energy - 0.3%
Anadarko Petroleum Corp.                               11,400             497
Chesapeake Energy Corp.                                12,700             152

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cooper Cameron Corp. (AE)                               4,900             210
EOG Resources, Inc.                                    24,200           1,020
Halliburton Co.                                        43,900           1,048
Patina Oil & Gas Corp.                                 12,380             522
Peabody Energy Corp.                                   16,000             533
Pogo Producing Co.                                     16,200             677
Valero Energy Corp.                                     7,374             315
                                                                 ------------
                                                                        4,974
                                                                 ------------

Producer Durables - 3.3%
Caterpillar, Inc.                                      82,100           6,016
Centex Corp.                                           52,149           5,085
Diebold, Inc.                                          27,636           1,577
DR Horton, Inc.                                       141,055           5,614
Engineered Support Systems, Inc.                        5,200             352
Goodrich Corp.                                         28,266             781
KB Home                                                 7,900             541
Lexmark International, Inc. (AE)                      101,229           7,451
Lockheed Martin Corp.                                  66,600           3,104
Mettler Toledo International, Inc. (AE)                10,600             406
NVR, Inc.                                              10,762           5,267
Polycom, Inc. (AE)                                     50,400           1,010
Pulte Homes, Inc.                                      16,400           1,419
Rockwell Collins, Inc.                                114,364           3,139
Standard-Pacific Corp.                                 22,300           1,067
Steelcase, Inc. Class A                                 8,300              98
Tektronix, Inc.                                        55,190           1,417
Thermo Electron Corp.                                  42,400             932
United Defense Industries, Inc. (AE)                   26,400             855
United Technologies Corp.                              46,200           3,913
                                                                 ------------
                                                                       50,044
                                                                 ------------

Technology - 15.2%
3Com Corp. (AE)                                        65,574             472
Adobe Systems, Inc.                                    94,082           4,125
Adtran, Inc.                                            5,900             401
Altera Corp. (AE)                                      45,500             920
Amdocs, Ltd. (AE)                                      28,529             612
Amkor Technology, Inc. (AE)                            38,250             721
Amphenol Corp. Class A (AE)                            11,300             664
Applera Corp. - Applied BioSystems Group               16,000             369
Avaya, Inc. (AE)                                       72,700             941
BMC Software, Inc. (AE)                                16,709             290
Broadcom Corp. Class A (AE)                            92,200           2,946
Cisco Systems, Inc. (AE)                            1,036,076          21,737
Citrix Systems, Inc. (AE)                              22,700             574
Computer Associates International, Inc.               107,795           2,535

 36  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Computer Sciences Corp.                                33,600           1,331
Compuware Corp. (AE)                                  180,534           1,015
Comverse Technology, Inc. (AE)                         70,211           1,267
Dell, Inc. (AE)                                       161,800           5,844
EMC Corp.                                           1,127,472          15,604
Gateway, Inc. (AE)                                      6,551              33
General Dynamics Corp.                                 18,300           1,532
Harris Corp.                                           52,329           1,948
Hewlett-Packard Co.                                    19,000             424
Imation Corp.                                          19,600             667
Intel Corp.                                         1,591,558          52,602
International Business Machines Corp.                 155,941          13,954
Intuit, Inc. (AE)                                     120,810           6,038
Linear Technology Corp.                                27,000           1,150
LSI Logic Corp. (AE)                                  116,700           1,078
Maxim Integrated Products                             165,679           8,236
Micron Technology, Inc.                                54,500             782
Microsoft Corp.                                     1,490,125          38,968
Motorola, Inc.                                        292,000           3,951
National Semiconductor Corp. (AE)                      33,500           1,361
Oracle Corp. (AE)                                     536,300           6,414
QLogic Corp. (AE)                                      18,500           1,037
Qualcomm, Inc.                                        110,910           5,268
Raytheon Co.                                           52,400           1,388
Rockwell Automation, Inc.                              33,597           1,043
Sandisk Corp. (AE)                                     11,100             895
Sanmina-SCI Corp. (AE)                                207,757           2,192
Scientific-Atlanta, Inc.                              107,944           3,195
Storage Technology Corp. (AE)                          64,400           1,552
SynopSystem, Inc. (AE)                                 48,300           1,532
Texas Instruments, Inc.                               261,300           7,613
UniSystem Corp.                                        74,900           1,150
Utstarcom, Inc. (AE)                                   17,900             564
Varian, Inc. (AE)                                      22,065             790
Veritas Software Corp. (AE)                            42,900           1,551
Western Digital Corp. (AE)                            186,900           2,514
                                                                 ------------
                                                                      233,790
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $

Utilities - 5.9%
AGL Resources, Inc.                                    20,200             569
Alltel Corp.                                            4,438             210
AT&T Corp.                                            111,300           2,069
AT&T Wireless Services, Inc. (AE)                     324,447           2,352
BellSouth Corp.                                       494,307          13,005
Centerpoint Energy, Inc.                               99,800             979
Comcast Corp. Class A                                  13,300             451
Constellation Energy Group, Inc.                       47,000           1,709
Cox Communications, Inc. Class A (AE)                 105,654           3,600
DPL, Inc.                                              20,900             381
Duke Energy Corp.                                      99,600           1,808
Edison International                                  154,500           3,045
Energen Corp.                                          13,100             483
Entergy Corp.                                         102,320           5,515
Exelon Corp.                                          113,682           7,213
Great Plains Energy, Inc.                              10,700             341
KeySpan Corp.                                           8,800             308
Kinder Morgan, Inc.                                    28,000           1,499
National Fuel Gas Co.                                  15,400             344
Nextel Communications, Inc. Class A (AE)              342,400           8,286
Nicor, Inc.                                            23,390             802
NiSource, Inc.                                         83,300           1,725
Northeast Utilities                                    48,900             921
Oneok, Inc.                                            36,200             720
PG&E Corp.                                             17,450             427
Public Service Enterprise Group, Inc.                  18,700             764
SBC Communications, Inc.                              223,508           5,360
Sempra Energy                                          95,600           2,658
Sprint Corp.-FON Group                                720,497          11,528
UGI Corp.                                              17,800             548
Verizon Communications, Inc.                          322,473          10,835
WGL Holdings, Inc.                                      6,300             174
                                                                 ------------
                                                                       90,629
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,255,668)                                                   1,498,852
                                                                 ------------

                                                               Equity Q Fund  37

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.9%
Frank Russell Investment Company Money Market
   Fund                                            41,379,900          41,380
United States Treasury Bill (c)(y)(s)
   0.905% due 12/11/03                                  1,500           1,497
   0.966% due 12/11/03                                  2,000           1,996
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $44,873)                                                         44,873
                                                                 ------------

TOTAL INVESTMENTS - 100.4%
(identified cost $1,300,541)                                        1,543,725

OTHER ASSETS AND LIABILITIES
NET - (0.4%)                                                           (5,927)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,537,798
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 38  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)



                                                   NOTIONAL      APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(Number of Contracts)                                 $               $
-----------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 12/03 (49)                           8,597             261

S&P Midcap 400 Index
   expiration date 12/03 (57)                          15,631             886

S&P 500 E-Mini Index
   expiration date 12/03 (173)                          9,078             237

S&P 500 Index
   expiration date 12/03 (42)                          11,020             225
                                                                 ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                               1,609
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                  INTERNATIONAL - CLASS I                   MSCI EAFE
                                                                  -----------------------                   ---------
Inception                                                                 10000.00                           10000.00
1994                                                                      11388.00                           11038.00
1995                                                                      11314.00                           11031.00
1996                                                                      12548.00                           12222.00
1997                                                                      13165.00                           12823.00
1998                                                                      13715.00                           14099.00
1999                                                                      16708.00                           17394.00
2000                                                                      16915.00                           16931.00
2001                                                                      12794.00                           12753.00
2002                                                                      11199.00                           11104.00
2003                                                                      14375.00                           14165.00

International Fund - Class I++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,833              28.33%
5 Years                $      10,483               0.95%sec.
10 Years               $      14,375               3.69%sec.

International Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,833              28.33%
5 Years                $      10,389               0.77%sec.
10 Years               $      14,246               3.60%sec.

International Fund - Class Y ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,851              28.51%
5 Years                $      10,519               1.02%sec.
10 Years               $      14,425               3.73%sec.

MSCI EAFE Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,757              27.57%
5 Years                $      10,047               0.09%sec.
10 Years               $      14,165               3.54%sec.

 40  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide favorable total return and additional diversification for US investors.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the International Fund Class I, Class E, and Class Y shares returned 28.37%, 28.33%, and 28.51%, respectively. This compared to its benchmark, the MSCI EAFE Index, which gained 27.57% for the same period. Class I, Class E, and Class Y performance is net of operating expenses of 1.06%, 1.26%, and 0.96%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's positive results were largely driven by good performance of the Fund's value-oriented strategies. The Fund's value managers, Alliance-Bernstein, The Boston Company, and Delaware were most effective in capturing the recovery in stock valuations as market trends started to reflect a change in investors' sentiment from extreme pessimism to moderate optimism.

In contrast, the Fund's growth managers generally lagged the EAFE benchmark. Their growth-oriented strategies were not rewarded due to a lack of positive earnings trends and negative investor sentiment towards near-term prospects for a strong economic recovery. Marvin & Palmer's and Mastholm's difficulties in this environment were notable. Both managers endeavor to identify sustainable trends in earnings and/or price appreciation, a style which was out of favor during much of period.

The Fund's more market-oriented managers, AQR and Fidelity, performed reasonably well. AQR was helped by having a valuation bias in its process, while Fidelity, a growth-driven money manager, benefited from defensive positioning predicated on a view that earnings visibility was lacking in sectors more geared to economic recovery. This same defensive positioning proved a detriment over the last part of the period but Fidelity exceeded the benchmark for the year.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Generally speaking, the Fund's managers' portfolios were positioned in anticipation of an economic recovery. While the managers all incrementally added exposure to stocks and sectors likely to benefit from economic recovery, both cyclical and growth, they varied in their emphasis on value, growth, and momentum. For most of the period, value-driven approaches fared better than their growth counterparts. The Fund's value managers outperformed by exploiting many oversold opportunities as investors were extremely punitive towards stocks falling short of earnings expectations. They also benefited from their avoidance of high priced stocks with strong earnings forecasts, which were aggressively sold off based on disappointing news. Their focus on valuation also had the beneficial byproduct of generally leading them to small and medium capitalization stocks which materially outperformed larger capitalization stocks.

In contrast, the Fund's growth managers generally attempted to increase exposure in areas the market perceived as improving. This proved mostly ineffective given an absence of sustained momentum in the market.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

The Fund hired Axiom International Investors LLC in March 2003 to replace Driehaus. Axiom has been very effective in its role since its hire, and has been the best performer, relative to the benchmark, among the Fund's money managers over this period.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The Fund's value managers (as opposed to the Fund's growth managers) were the most effective over the 12 months ended October 31. Value disciplines were effective at avoiding the market's downward trend through March 2003, but also proved effective at tapping into opportunities in oversold areas of the market that later benefited from economic recovery and improving investor sentiment.

Effective security selection was the chief contributor to the Fund's performance. The Fund's overweight positions in many strong performers, including Banca Intesa, Yahoo Japan, and Cie Ste. Gobain, provided solid gains to the Fund. The Fund's underweighted positions in BP, Sony, AMP, and Nestle were also significant contributors.

Country allocation contributed to positive Fund performance, with managers' rotation into Japan during the period proving to be particularly effective in capturing the strong Japanese share price recovery which began in April. The Fund began the period slightly underweight versus the benchmark to Japan, but the allocation was increased to a moderate overweight late in the period as managers saw improving fundamentals and pricing trends. An underweight to the poor performing United Kingdom also contributed. While limited by specified guidelines, the Fund's exposure to emerging markets was yet another source of positive performance from country allocation decisions. Emerging markets performed very well over this

                                                          International Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

period with the MSCI Emerging Markets Free Index up 48.74%.

Sector positioning, while contributing to the Fund's result, had only a minor impact. The Fund was, on average, overweight in technology stocks and underweight in energy, health care, and consumer staples securities versus the benchmark.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Market trends changed significantly during the period, with a three-year bear market seeming to reach its lowest point in March 2003. The ensuing period was marked by a strong market rally. Pacific markets fared best as the region's economies saw early benefits from a US-led global economic recovery. Europe lagged the Pacific region. The European Central Bank's conservative monetary policy and a strong Euro were frequently blamed for the region's sluggish economic growth. European stocks still managed to post gains of more than 10%, with the Euro's strength boosting returns to over 24%.

For the entire period, non-US developed markets, as measured by EAFE, were up more than 28%. The strong appreciation of foreign currencies in relation to the U.S. dollar accounted for a significant portion of this gain. EAFE in local currency terms rose only about 13% over the 12-month period. This trend was beneficial to unhedged US dollar investors in international markets. Capitalization size was also a key factor with small and medium capitalization stocks producing much stronger results than large capitalization stocks. Representative indices of these two capitalization groups, the Citigroup Global Markets Primary Market Index (larger capitalization stocks) and Extended Market Index (small and medium capitalization stocks), excluding the US, were up 28.06% and 45.69%, respectively.

The Fund's strategy of combining a diversified mix of investment processes fared well in this environment, as evidenced by its performance relative to its benchmark. Rotation in sector leadership during the period proved challenging for the Fund's growth-driven money managers. Few trends in stock prices proved persistent. This made it a particularly difficult environment for growth money managers, including the Fund's growth-driven money managers whose strategies focus on trying to exploit developing, sustained trends. However, the growth money managers provided some of the strongest results in the market rallies, including during September and October 2003. On the other hand, the Fund's value managers contributed the strongest benchmark relative results over the full period.

In addition, the Fund also benefited from a number of structural factors. Its modest tilt in emphasis towards medium capitalization stocks proved critical given performance trends favoring companies in this capitalization tier. Diversification by investment style also helped moderate the impact of growth-driven strategies on performance early in the period while facilitating participation in a growth-led rally late in the period.

Money Managers                                                            Styles


Alliance Capital Management, LP-Bernstein
  Investment Research & Management Unit             Value
AQR Capital Management, LLC                         Value
Axiom International Investors LLC                   Growth
Capital International, Inc.                         Growth
Delaware International Advisers, Ltd.               Value
Fidelity Management & Research Co.                  Growth
Marvin & Palmer Associates, Inc.                    Growth
Mastholm Asset Management, LLC                      Growth
Oechsle International Advisors, LLC                 Growth
The Boston Company Asset Management, LLC            Value

                              --------------------
*     International Fund Class I assumes initial investment on November 1, 1993.

**    Morgan Stanley Capital International Europe, Australia, Far East (MSCI
      EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ International Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods. The higher returns for Class E for the fiscal year was a result of the low relative asset level of Class E combined with a high level of shareholder activity. Such returns are not typical and are not expected to continue.

++++++International Fund Class I performance has been linked with Class Y to provide historical perspective. From March 29, 2000 (commencement of sale) through the current period, Class Y administrative fees were reduced. Total return would have been higher had this level of fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

 42  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.3%
Australia - 4.0%
Alumina, Ltd.                                         138,300             585
Amcor, Ltd.                                           576,970           3,480
AMP Rights (Y)                                        272,800              16
AMP, Ltd.                                             275,459           1,286
Ansell, Ltd.                                            1,000               5
Australia & New Zealand Banking Group, Ltd.           227,260           2,870
Australia and New Zealand Bank Rights                  41,319             126
Australian Gas Light Co., Ltd.                         16,390             124
Australian Stock Exchange, Ltd.                        15,570             177
BHP Billiton, Ltd.                                    974,119           8,101
BHP Steel, Ltd.                                       168,700             649
Billabong International, Ltd.                          10,440              54
Boral, Ltd.                                            31,300             122
Brambles Industries, Ltd.                              56,400             187
CFS Gandel Retail Trust                                96,500              88
Coca-Cola Amatil, Ltd.                                  9,700              41
Cochlear, Ltd.                                          6,480             145
Coles Myer, Ltd.                                      364,229           2,008
Commonwealth Bank of Australia                         23,100             451
Commonwealth Property Office Fund                      74,900              62
CSL, Ltd. (AE)                                         15,220             184
CSR, Ltd.                                              79,600             120
David Jones, Ltd.                                      44,200              45
Deutsche Office Trust                                  51,200              40
Foster's Group, Ltd.                                1,303,344           4,226
Futuris Corp., Ltd.                                    10,800              12
General Property Trust                                 51,900             103
Iluka Resources, Ltd.                                   7,600              25
Insurance Australia Group, Ltd.                        21,700              69
James Hardie Industries NV                              1,100               6
Leighton Holdings, Ltd.                                 1,200              10
Lend Lease Corp., Ltd.                                 28,900             230
Macquarie Bank, Ltd.                                   26,380             652
Macquarie Infrastructure Group                         27,500              62
National Australia Bank, Ltd.                         278,298           6,040
News Corp., Ltd.                                      396,658           3,532
OneSteel, Ltd.                                         71,600             113
Orica, Ltd.                                           172,110           1,613
Origin Energy, Ltd.                                    22,900              70
PaperlinX, Ltd.                                        18,700              67
Promina Group, Ltd.                                    18,000              42
Publishing & Broadcasting, Ltd.                        16,130             138
Qantas Airways, Ltd.                                  136,764             350
QBE Insurance Group, Ltd.                             104,217             762

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rinker Group, Ltd.                                     76,590             345
Rio Tinto, Ltd.                                         7,351             186
Santos, Ltd.                                          434,777           1,885
Sons of Gwalia, Ltd. (AE)                               1,200               3
Stockland Trust Group                                  27,900              96
Suncorp-Metway, Ltd.                                    5,300              49
TABCORP Holdings, Ltd.                                  2,400              20
Telstra Corp., Ltd.                                   775,273           2,607
Wesfarmers, Ltd.                                        4,700              97
Westfield Trust                                        37,800              89
Westpac Banking Corp.                                 155,660           1,784
WMC Resources, Ltd. (AE)                              276,400           1,004
Woolworths, Ltd.                                       58,910             465
                                                                 ------------
                                                                       47,718
                                                                 ------------

Austria - 0.1%
Erste Bank der Oesterreichischen Sparkassen AG          3,000             332
OMV AG                                                  2,200             281
                                                                 ------------
                                                                          613
                                                                 ------------

Belgium - 1.0%
AGFA-Gevaert NV                                        25,004             621
Colruyt SA                                              3,700             335
Delhaize Group                                         13,900             660
Dexia                                                 151,660           2,389
Dexia (AE)                                            107,780               1
Electrabel                                              5,347           1,479
Fortis                                                240,047           4,267
Fortis                                                 14,200             253
KBC Bancassurance Holding                              14,600             619
Solvay SA                                               2,100             156
Umicore (AE)                                           15,300             931
                                                                 ------------
                                                                       11,711
                                                                 ------------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR                              5,000             229
Petroleo Brasileiro SA - ADR                           29,980             705
                                                                 ------------
                                                                          934
                                                                 ------------

Canada - 1.8%
Abitibi-Consolidated, Inc.                             59,700             402
Alcan, Inc.                                             8,000             319
ATI Technologies, Inc. (AE)                           105,800           1,515
Bank of Nova Scotia                                    45,753           2,273
BCE, Inc.                                              35,000             793
Bombardier, Inc. Class B                              252,700           1,135
Cinram International, Inc.                             36,800             767

                                                          International Fund  43

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cognos, Inc. (AE)                                       8,400             290
CP Ships, Ltd. (AE)                                    36,300             687
Great-West Lifeco, Inc.                                29,800             923
Inco, Ltd. (AE)                                        62,100           2,061
Magna International, Inc. Class A                      11,500             922
Nortel Networks Corp. (AE)                            580,800           2,585
Petro-Canada                                           16,100             649
Placer Dome, Inc.                                      23,100             357
Research In Motion, Ltd. (AE)                          12,900             569
Royal Bank of Canada                                   17,600             848
Suncor Energy, Inc.                                    21,100             443
Talisman Energy, Inc.                                  49,300           2,408
TELUS Corp. (Non-voting shares)                        23,300             408
Thomson Corp. (The)                                    48,000           1,572
                                                                 ------------
                                                                       21,926
                                                                 ------------

Cayman Islands - 0.1%
Seagate Technology                                     37,600             864
                                                                 ------------

China - 0.5%
Aluminum Corp. of China, Ltd. Class H (AE)          1,668,000             859
China Petroleum & Chemical Corp. Class H            1,030,000             342
China Shipping Development Co., Ltd. Class H
   (AE)                                               300,000             197
China Telecom Corp., Ltd. Class H                   1,898,000             629
Huaneng Power International, Inc.                   1,330,000           2,038
Maanshan Iron & Steel Class H (AE)                  3,014,000             864
PetroChina Co., Ltd. Class H                          552,000             201
PICC Property and Casualty (AE)                        86,000              21
Sina Corp. (AE)                                         7,200             278
Sohu.com, Inc. (AE)                                     6,400             221
                                                                 ------------
                                                                        5,650
                                                                 ------------

Denmark - 0.7%
AP Moller - Maersk A/S                                     61             464
Coloplast A/S Class B (AE)                                200              17
D/S Svendborg Class B (AE)                                481           3,776
Danisco A/S                                               800              31
Danske Bank A/S                                        60,625           1,223
DSV DE Sammenslut Vogn A/S (AE)                           400              14
FLS Industries A/S Class B (AE)                         3,800              41
GN Store Nord (AE)                                      9,000              58
ISS A/S                                                19,225             917
Novo-Nordisk A/S Class B                               30,972           1,114
TDC A/S                                                 4,700             151
                                                                 ------------
                                                                        7,806
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Estonia - 0.1%
Hansabank, Ltd.                                        27,500             626
                                                                 ------------

Finland - 0.9%
Elisa Communications OYJ (AE)                           6,100              73
Fortum OYJ                                             58,171             536
Nokia OYJ                                             222,217           3,774
Nokia OYJ - ADR                                        66,163           1,124
Outokumpu OYJ (AE)                                     24,500             296
Sampo OYJ Class A                                     204,356           1,720
Stora Enso OYJ                                         64,863             882
UPM-Kymmene OYJ                                       153,266           2,869
                                                                 ------------
                                                                       11,274
                                                                 ------------

France - 8.1%
Accor                                                  69,671           2,740
Air France                                             10,500             168
Air Liquide                                             6,215             921
Alcatel SA                                            165,276           2,181
Altran Technologies SA                                 10,600             131
Aventis SA                                            124,213           6,577
AXA                                                   187,248           3,548
BNP Paribas                                           147,301           7,740
Bouygues                                               28,000             762
Business Objects SA - ADR (AE)                          9,600             315
Caisse Nationale du Credit Agricole (AE)               26,800             569
Cap Gemini SA (AE)                                     19,832             999
Carrefour SA                                           77,834           4,086
Casino Guichard Perrachon SA                            2,400             220
Christian Dior SA                                      13,800             769
Cie de Saint-Gobain                                   105,140           4,436
Cie Generale D'Optique Essilor International SA
   (AE)                                                11,300             544
CNP Assurances                                         12,346             563
Credit Agricole SA Rights (AE)                         26,800               6
France Telecom (AE)                                   161,936           3,919
Groupe Danone (AE)                                      9,474           1,430
Klepierre (AE)                                            300              16
Lafarge SA                                             45,508           3,259
Lagardere S.C.A.                                        1,900              96
L'Oreal SA                                             30,208           2,233
LVMH Moet Hennessy Louis Vuitton SA                    17,900           1,237
Michelin (C.G.D.E.) Class B                            36,994           1,451
Orange SA (AE)                                         24,616           1,368
Pernod-Ricard                                           4,400             425
Peugeot SA                                             35,490           1,522

 44  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pinault-Printemps-Redoute                              15,857           1,616
Renault SA                                             25,600           1,693
Sanofi-Synthelabo SA                                   67,500           4,178
Schneider Electric SA                                  39,916           2,336
Societe Assurances Generales de France (AE)            62,218           3,284
Societe BIC SA (AE)                                     1,000              41
Societe Generale                                       83,738           6,220
Societe Television Francaise 1                          9,948             298
Suez SA                                                75,618           1,213
Technip SA                                              3,900             385
Thomson                                               114,200           2,406
Total SA                                               83,043          12,907
Total SA - ADR                                         31,126           2,430
Unibail (AE)                                            1,400             110
Valeo SA                                               30,082           1,126
Vivendi Universal SA                                  122,217           2,567
                                                                 ------------
                                                                       97,041
                                                                 ------------

Germany - 6.2%
Adidas-Salomon AG                                      28,257           2,618
Allianz AG                                             44,634           4,785
Altana AG                                               9,000             567
AMB Generali Holding AG                                 7,000             429
BASF AG                                                10,800             495
Bayer AG                                              105,961           2,546
Bayerische Hypo-und Vereinsbank AG (AE)               105,331           2,320
Bayerische Motoren Werke AG                            84,783           3,395
Celesio AG                                              5,500             230
Continental AG (AE)                                    50,500           1,714
DaimlerChrysler AG                                     33,900           1,265
Deutsche Bank AG                                       75,411           4,974
Deutsche Genossenschafts-Hypothekenbank (AE)           27,400           1,376
Deutsche Lufthansa AG                                  81,519           1,278
Deutsche Post AG                                      194,140           3,735
Deutsche Telekom AG                                    91,200           1,437
E.ON AG                                                73,962           3,738
Hannover Rueckversicherung AG (AE)                     28,400             825
HeidelbergCement AG (AE)                               29,943           1,279
Hypo Real Estate Holding (AE)                           3,941              69
Infineon Technologies AG (AE)                          50,700             747
KarstadtQuelle AG                                      52,700           1,310
LIndustriese AG (AE)                                    3,200             147
MAN AG (AE)                                            17,100             474
Merck KGaA                                             25,000             876
Metro AG                                               75,193           3,075

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Muenchener Rueckversicherungs AG                       18,979           2,263
Muenchener Rueckversicherungs AG Rights (AE)           17,779             147
Puma AG Rudolf Dassler Sport                           14,566           2,125
RWE AG (AE)                                            89,413           2,484
SAP AG                                                 14,229           2,070
SAP AG - ADR                                            2,700              99
Siemens AG                                            142,590           9,614
Singulus Technologies AG (AE)                          26,700             646
ThyssenKrupp AG                                        31,521             526
T-Online International AG (AE)                         94,900           1,228
TUI AG                                                  3,000              52
Volkswagen AG                                         138,218           6,972
                                                                 ------------
                                                                       73,930
                                                                 ------------

Greece - 0.2%
Alpha Bank A.E (AE)                                    16,700             381
Hellenic Telecommunications Organization SA           150,052           1,696
Hellenic Telecommunications Organization SA -
   ADR                                                 29,603             170
                                                                 ------------
                                                                        2,247
                                                                 ------------

Hong Kong - 2.5%
Bank of East Asia                                     299,900             898
BOC Hong Kong Holdings, Ltd.                          707,100           1,225
Brilliance China Automotive Holdings, Ltd. (AE)     1,670,000             704
Cathay Pacific Airways, Ltd.                           22,000              42
Cheung Kong Holdings, Ltd.                            244,200           2,036
Cheung Kong Infrastructure Holdings, Ltd.              19,000              41
China Mobile Hong Kong, Ltd.                          440,400           1,250
CLP Holdings, Ltd.                                     45,000             203
CNOOC, Ltd.                                           616,400           1,163
Esprit Holdings, Ltd.                                  60,500             190
Hang Lung Properties, Ltd.                            465,000             608
Hang Seng Bank, Ltd.                                   47,800             597
Henderson Land Development                              9,000              38
Hong Kong & China Gas                                 492,000             681
Hong Kong Electric Holdings                           430,500           1,680
Hong Kong Exchanges and Clearing, Ltd. (AE)            28,000              61
Hong Kong Land Holdings, Ltd.                         202,000             313
Hopewell Holdings                                      38,000              63
Hutchison Whampoa, Ltd.                               339,000           2,619
Hysan Development Co., Ltd.                             4,000               6
Jardine Matheson Holdings, Ltd.                       227,300           1,671

                                                          International Fund  45

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Johnson Electric Holdings, Ltd.                       146,000             189
Li & Fung, Ltd.                                       905,000           1,521
MTR Corp.                                             651,045             880
New World Development, Ltd.                            24,000              15
PCCW, Ltd. (AE)                                         9,000               6
Shangri-La Asia, Ltd.                                 153,000             147
Sino Land Co. (AE)                                  1,408,000             739
Sun Hung Kai Properties, Ltd.                         674,000           5,663
Swire Pacific, Ltd. Class A                           331,100           2,021
Techtronic Industries Co. (AE)                         18,000              50
Television Broadcasts, Ltd. (AE)                       28,000             133
Wharf Holdings, Ltd.                                  915,537           2,305
Yue Yuen Industrial Holdings                           18,000              51
                                                                 ------------
                                                                       29,809
                                                                 ------------

Hungary - 0.1%
Gedeon Richter Rt                                       6,900             710
                                                                 ------------

India - 0.2%
Reliance Industries, Ltd. - GDR (144A)                 51,500           1,105
State Bank of India, Ltd. - GDR                        38,400           1,154
                                                                 ------------
                                                                        2,259
                                                                 ------------

Indonesia - 0.1%
Bank Rakyat Indonesia (AE)                          2,621,500             270
Telekomunikasi Indonesia Tbk PT                     1,356,000             958
                                                                 ------------
                                                                        1,228
                                                                 ------------

Ireland - 0.5%
Allied Irish Banks PLC                                 43,462             637
Bank of Ireland                                       300,884           3,739
CRH PLC                                                 1,206              22
CRH PLC                                                57,333           1,030
                                                                 ------------
                                                                        5,428
                                                                 ------------

Israel - 0.1%
Teva Pharmaceutical Industries - ADR                   23,900           1,360
                                                                 ------------

Italy - 3.1%
Arnoldo Mondadori Editore SpA                          21,300             163
Assicurazioni Generali SpA                              8,100             186
Autostrade SpA (AE)                                    49,636             727
Banca Intesa SpA                                    2,590,493           8,733
Banca Popolare di Milano SCRL                          31,200             159
Banche Popolari Unite Scrl (AE)                        25,881             394
Banco Popolare di Verona e Novara Scrl                 57,578             890

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Benetton Group SpA                                     12,300             146
Enel SpA                                               62,900             393
ENI-Ente Nazionale Idrocarburi SpA                    480,532           7,631
Fiat SpA (AE)                                         251,325           1,969
Finmeccanica SpA                                    2,580,752           1,839
Gruppo Editoriale L'Espresso SpA (AE)                  37,700             202
Italcementi SpA                                        35,900             432
Mediaset SpA                                          387,467           3,914
Parmalat Finanziaria SpA                              425,200           1,325
Riunione Adriatica di Sicurta SpA (AE)                 70,156           1,096
Saipem SpA                                             61,100             445
Sanpaolo IMI SpA                                      138,549           1,559
Telecom Italia                                        339,400             886
Telecom Italia SpA                                    647,071           1,122
Tiscali SpA (AE)                                        7,800              52
UniCredito Italiano SpA                               510,900           2,518
                                                                 ------------
                                                                       36,781
                                                                 ------------

Japan - 22.3%
77 Bank, Ltd. (The)                                   245,000           1,284
Acom Co., Ltd.                                          5,800             260
Advantest Corp.                                         6,700             499
Aeon Co., Ltd.                                         52,900           1,747
Aiful Corp.                                            30,830           1,949
Ajinomoto Co., Inc.                                    18,000             182
Alps Electric Co., Ltd.                                18,000             302
Amano Corp.                                             7,000              48
Aoyama Trading Co., Ltd.                                1,200              22
Asahi Glass Co., Ltd.                                  18,000             142
Autobacs Seven Co., Ltd.                                2,400              52
Bank of Fukuoka, Ltd. (The) (AE)                       81,900             342
Bank of Yokohama, Ltd. (The)                            3,000              13
Benesse Corp.                                          22,500             553
Bridgestone Corp.                                     196,000           2,567
Brother Industries, Ltd.                               13,000             121
Canon, Inc.                                           296,090          14,328
Central Glass Co., Ltd.                                16,000             102
Central Japan Railway Co.                                  26             228
Chubu Electric Power Co., Inc.                         14,100             283
Citizen Watch Co., Ltd.                                61,000             500
Credit Saison Co., Ltd.                               163,400           3,419
Dai Nippon Printing Co., Ltd. (AE)                    106,600           1,646
Daicel Chemical Industries, Ltd.                       36,000             153
Daiichi Pharmaceutical Co., Ltd.                       30,000             458
Daikin Industries, Ltd.                                 9,000             192
Daimaru, Inc.                                          24,000             141
Dainippon Ink and Chemicals, Inc.                       8,000              16

 46  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dainippon Screen Manufacturing Co., Ltd.               22,000             157
Daito Trust Construction Co., Ltd.                     12,890             399
Daiwa House Industriesustry Co., Ltd.                 235,000           2,535
Daiwa Securities Group, Inc.                          179,000           1,309
Denki Kagaku Kogyo K K                                 56,000             170
Denso Corp.                                            71,500           1,356
Dentsu, Inc.                                              258           1,162
Dowa Mining Co.                                        44,000             238
East Japan Railway Co.                                    297           1,345
Eisai Co., Ltd.                                       177,500           4,166
FamilyMart Co., Ltd.                                    4,000              87
Fanuc, Ltd.                                             4,600             277
Fast Retailing Co., Ltd.                               43,100           2,619
Fuji Electric Holdings Co., Ltd.                       66,000             163
Fuji Heavy Industries, Ltd.                           212,200             963
Fuji Machine Manufacturing Co., Ltd.                   39,600             522
Fuji Photo Film Co., Ltd.                              72,000           2,122
Fuji Soft ABC, Inc.                                       800              24
Fujikura, Ltd.                                         89,000             535
Fujitsu Support and Service, Inc.                       4,300              79
Fujitsu, Ltd.                                           4,000              25
Funai Electric Co., Ltd.                                7,050             939
Futaba Corp.                                           17,000             424
Goodwill Group, Inc. (The) (AE)                            87             627
Gunze, Ltd.                                             7,000              32
Hankyu Department Stores                                9,000              66
Heiwa Corp.                                             4,800              70
Hirose Electric Co., Ltd.                              11,600           1,426
Hitachi Cable, Ltd.                                    23,000              91
Hitachi Chemical Co., Ltd.                             16,600             268
Hitachi Construction Machinery Co., Ltd.               38,000             496
Hitachi Maxell, Ltd.                                   21,000             296
Hitachi Zosen Corp. (AE)                               12,500              25
Hitachi, Ltd.                                         461,000           2,709
Hokkaido Electric Power Co., Inc.                       5,000              79
Hokuriku Electric Power Co.                             5,100              80
Honda Motor Co., Ltd.                                 161,900           6,391
Hoya Corp.                                             15,100           1,367
Ibiden Co., Ltd.                                        7,600             106
Isetan Co., Ltd.                                       15,000             155
Isuzu Motors, Ltd. (AE)                                50,000              91
Itochu Corp.                                           53,000             179
Itochu Techno-Science Corp.                             2,900              97
Ito-Yokado Co., Ltd.                                   54,000           1,984
Jafco Co., Ltd.                                         1,400             120
Japan Radio Co., Ltd.                                  21,000             102

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Japan Retail Fund Investment Corp. (AE)(o)                 13              76
Japan Telecom Holdings Co., Ltd.                          105             314
Japan Tobacco, Inc.                                        32             214
JFE Holdings, Inc.                                     24,900             636
JGC Corp.                                               2,000              17
JSR Corp.                                              15,000             318
Kaken Pharmaceutical Co., Ltd.                          6,000              30
Kamigumi Co., Ltd. (AE)                                12,000              78
Kaneka Corp.                                           19,000             148
Kansai Electric Power Co., Inc. (The)                  65,100           1,125
Kao Corp.                                             105,000           2,159
Kawasaki Heavy Industries, Ltd.                        61,000              77
Kawasaki Kisen Kaisha, Ltd.                           200,000             802
KDDI Corp.                                                457           2,482
Keyence Corp.                                           4,800           1,056
Kobayashi Pharmaceutical                                  650               8
Kokuyo Co., Ltd.                                        6,400              67
Komatsu, Ltd.                                          26,000             141
Konami Corp.                                            4,000             122
Konica Minolta Holdings, Inc.                         218,900           2,877
Koyo Seiko Co., Ltd.                                   28,000             285
Kubota Corp.                                            9,000              32
Kyocera Corp.                                           5,900             355
Kyorin Pharmaceutical Co., Ltd.                         9,000             135
Kyushu Electric Power Co., Inc.                        16,400             271
Lawson, Inc.                                           54,800           2,094
Mabuchi Motor Co., Ltd.                                26,200           1,997
Makita Corp.                                           20,000             198
Marubeni Corp.                                         81,000             146
Marui Co., Ltd. (AE)                                   35,100             446
Matsui Securities Co., Ltd.                            70,700           1,698
Matsumotokiyoshi Co., Ltd.                             33,900           1,705
Matsushita Electric Industrial Co., Ltd.              455,000           5,997
Meiji Milk Product                                      9,000              34
Meitec Corp.                                            4,900             175
Millea Holdings, Inc.                                     262           3,122
Minebea Co., Ltd.                                     316,000           1,799
Mitsubishi Corp.                                       82,000             851
Mitsubishi Electric Corp.                             248,000           1,108
Mitsubishi Estate Co., Ltd.                           284,000           2,723
Mitsubishi Gas Chemical Co., Inc. (AE)                 20,000              57
Mitsubishi Heavy Industries, Ltd.                     230,000             632
Mitsubishi Motors Corp.                               114,000             245
Mitsubishi Securities Co., Ltd.                        28,000             318
Mitsubishi Tokyo Financial Group, Inc.                    787           5,655
Mitsui & Co., Ltd.                                    253,000           1,841
Mitsui Chemicals, Inc.                                 32,000             187
Mitsui Engineering & Shipbuilding                      65,000             100

                                                          International Fund  47

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd.                               81,000             754
Mitsui OSK Lines, Ltd.                                227,000             923
Mitsui Sumitomo Insurance Co., Ltd.                   256,000           2,110
Mitsui Trust Holdings, Inc.                            22,000             117
Mitsumi Electric Co., Ltd.                              4,900              51
Mizuho Financial Group, Inc. (AE)                         182             445
Murata Manufacturing Co., Ltd.                        107,400           6,106
Namco, Ltd.                                             8,100             223
NEC Corp.                                             261,000           2,305
Nichicon Corp.                                         14,700             171
Nichii Gakkan Co.                                         820              45
Nichirei Corp.                                         90,000             299
Nidec Corp.                                             9,100             882
Nikko Cordial Corp.                                   284,000           1,532
Nikon Corp. (AE)                                       15,000             228
Nintendo Co., Ltd.                                      6,100             471
Nippon Electric Glass Co., Ltd.                        30,000             551
Nippon Express Co., Ltd.                              495,000           2,233
Nippon Light Metal Co. (AE)                           100,000             257
Nippon Meat Packers, Inc.                              94,000             938
Nippon Oil Corp.                                       34,000             168
Nippon Sanso Corp.                                     29,000             120
Nippon Sheet Glass Co., Ltd.                           38,000             117
Nippon Shokubai Kagaku Kogyo Co.                       15,000             105
Nippon Steel Corp.                                    305,000             627
Nippon Telegraph & Telephone Corp.                        549           2,452
Nippon Yusen Kabushiki Kaisha                          27,000             115
Nishimatsu Construction Co., Ltd.                      14,000              58
Nishimatsuya Chain Co., Ltd.                            4,700             141
Nissan Motor Co., Ltd.                                793,900           8,897
Nisshin Seifun Group, Inc.                              1,000               8
Nisshin Steel Co., Ltd.                               106,000             211
Nitto Denko Corp.                                      55,800           2,929
NOK Corp.                                              95,000           3,742
Nomura Holdings, Inc.                                 245,000           4,208
Nomura Research Institute, Ltd. (AE)                      100              10
NSK, Ltd.                                             197,800             815
NTN Corp.                                              47,000             245
NTT Data Corp. (AE)                                        34             151
NTT DoCoMo, Inc.                                          847           1,834
OJI Paper Co., Ltd.                                    24,000             128
Olympus Corp.                                          66,700           1,462
Ono Pharmaceutical Co., Ltd.                            1,700              59
Onward Kashiyama Co., Ltd.                              2,000              22
ORIX Corp.                                             36,600           3,080
Pacific Metals Co., Ltd. (AE)                          25,000             119
Pentax Corp. (AE)                                     187,000             828
Pioneer Corp.                                             600              15
Promise Co., Ltd.                                      38,700           1,739

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Resona Holdings, Inc. (AE)                             61,000              89
Ricoh Co., Ltd.                                       125,000           2,371
Rinnai Corp.                                           73,000           1,746
Rohm Co., Ltd.                                         28,880           3,893
Sammy Corp.                                             4,700             157
Sanken Electric Co., Ltd.                              18,000             200
Sankyo Co., Ltd.                                       50,100             802
Sankyo Co., Ltd.                                        5,300             177
Sankyo Seiki MFG Co., Ltd. (AE)                         8,000              62
Sanyo Shokai, Ltd. (AE)                                 9,000              55
Sawai Pharmaceutical Co., Ltd. (AE)                     8,400             296
Secom Co., Ltd. (AE)                                   24,500             958
Seino Transportation Co., Ltd.                         29,000             204
Sekisui Chemical Co., Ltd.                            173,100             852
Sekisui House, Ltd.                                   160,300           1,573
SFCG Co., Ltd.                                         11,970           1,744
Sharp Corp.                                           101,000           1,590
Shimachu Co., Ltd.                                     20,800             407
Shimamura Co.                                           4,600             320
Shin-Etsu Chemical Co., Ltd.                          114,800           4,271
Shinko Electric Industries                              1,300              32
Shionogi & Co., Ltd.                                   22,000             369
Shiseido Co., Ltd.                                     93,000             976
Showa Shell Sekiyu KK                                  17,600             141
Skylark Co., Ltd.                                      94,300           1,553
SMC Corp.                                               9,200           1,107
Snow Brand Milk Products Co., Ltd. (AE)                 5,000              15
Softbank Corp.                                         77,800           3,998
Softbank Investment Corp. (AE)                            261             874
Sompo Japan Insurance, Inc.                            40,000             331
Sony Corp.                                             28,500             993
Stanley Electric Co., Ltd.                             37,000             788
Sumisho Lease Co., Ltd.                                 8,700             267
Sumitomo Bakelite Co., Ltd.                           156,000             958
Sumitomo Chemical Co., Ltd.                           375,300           1,400
Sumitomo Corp.                                         57,000             396
Sumitomo Electric Industries, Ltd.                     37,000             318
Sumitomo Heavy Industries, Ltd.                       110,000             243
Sumitomo Mitsui Financial Group, Inc.                     510           2,565
Sumitomo Osaka Cement Co., Ltd.                        44,000              81
Sumitomo Realty & Development Co., Ltd.                92,000             854
Sumitomo Trust & Banking Co., Ltd. (The)               24,000             134
Suzuken Co., Ltd.                                      17,100             529
Suzuki Motor Corp.                                     61,000             882
Takeda Chemical Industries, Ltd.                      176,700           6,252
Takefuji Corp.                                          2,770             164

 48  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tamron Co., Ltd. (AE)                                  22,000           1,231
TDK Corp.                                              32,400           2,122
Terumo Corp.                                           15,600             297
THK Co., Ltd.                                          96,900           1,966
TIS, Inc.                                               5,900             208
Tohoku Electric Power Co., Inc.                        62,500           1,013
Tokyo Electric Power Co., Inc. (The)                   42,100             898
Tokyo Electron, Ltd.                                   80,000           5,734
Tokyo Gas Co., Ltd.                                     6,000              21
Tokyo Steel Manufacturing Co., Ltd.                    12,300             120
Tokyu Corp.                                           243,000           1,205
Toppan Printing Co., Ltd.                              24,000             220
Toray Industries, Inc.                                194,000             806
Toshiba Corp.                                          75,000             301
Tostem Inax Holding Corp.                              27,000             481
Toto, Ltd.                                             70,000             583
Toyo Seikan Kaisha, Ltd.                               11,000             129
Toyoda Gosei Co., Ltd.                                 42,100           1,245
Toyota Motor Corp.                                    261,400           7,442
Ube Industries, Ltd. (AE)                              38,000              82
UFJ Holdings, Inc.                                      1,143           4,887
Uni-Charm Corp.                                         3,700             173
Uniden Corp.                                            7,000             133
UNY Co., Ltd.                                          42,000             437
USS Co., Ltd. (AE)                                      8,930             634
Victor Co. of Japan, Ltd. (AE)                         13,000             117
West Japan Railway Co.                                    369           1,373
World Co., Ltd.                                         2,600              70
Yahoo Japan Corp. (AE)                                    211           3,128
Yakult Honsha Co., Ltd.                                 1,000              16
Yamaha Corp.                                          150,600           3,034
Yamaha Motor Co., Ltd.                                213,000           2,416
Yamanouchi Pharmaceutical Co., Ltd.                    18,800             472
Yamato Transport Co., Ltd.                             22,000             292
Yaskawa Electric Corp. (AE)                           165,000           1,073
Zeon Corp. (AE)                                       148,000           1,346
                                                                 ------------
                                                                      265,713
                                                                 ------------

Luxembourg - 0.3%
Arcelor                                               233,563           3,332
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mexico - 0.3%
America Movil SA de CV Series L - ADR                  24,400             581
Coca-Cola Femsa SA - ADR (AE)                          43,900             887
Grupo Televisa SA - ADR (AE)                            8,600             333
Telefonos de Mexico SA de CV - ADR (AE)                56,600           1,820
                                                                 ------------
                                                                        3,621
                                                                 ------------

Netherlands - 5.7%
ABN AMRO Holding NV                                   262,409           5,506
Aegon NV                                              206,459           2,707
Akzo Nobel NV                                          68,506           2,166
ASML Holding NV (AE)                                  151,200           2,624
Buhrmann NV                                            70,667             633
DSM NV                                                 63,700           2,921
Euronext NV                                            39,436             965
European Aeronautic Defense and Space Co.              39,300             800
Heineken Holding NV Class A                             7,600             237
Heineken NV                                            90,980           3,247
Hunter Douglas NV                                      35,218           1,318
ING Groep NV                                          296,325           6,152
KLM-Koninklijke Luchtvaart Mij NV                       8,900             144
Koninklijke Ahold NV (AE)                              73,400             621
Koninklijke Philips Electronics NV                    219,182           5,909
Koninklijke Philips Electronics NV                     66,980           1,798
Numico NV (AE)                                         71,300           1,609
OCE NV                                                  6,600              88
Qiagen NV (AE)                                         10,400             122
Reed Elsevier NV                                      153,632           1,711
Royal Dutch Petroleum Co.                               6,000             266
Royal Dutch Petroleum Co.                             255,589          11,341
Royal KPN NV (AE)                                     561,318           4,268
TPG NV                                                  2,400              52
Unilever NV                                            37,303           2,167
Vedior NV                                              47,262             681
Versatel Telecom International NV (AE)                387,400             892
VNU NV                                                142,654           4,345
Wolters Kluwer NV                                     151,004           2,122
                                                                 ------------
                                                                       67,412
                                                                 ------------

New Zealand - 0.4%
Carter Holt Harvey, Ltd.                              351,300             395
Telecom Corp. of New Zealand, Ltd.                  1,339,420           3,983
                                                                 ------------
                                                                        4,378
                                                                 ------------

                                                          International Fund  49

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Norway - 0.6%
DnB Holding ASA                                        95,702             559
Gjensidige NOR ASA                                      7,268             298
Norsk Hydro ASA                                        49,300           2,775
Norske Skogindustrier ASA                              11,800             224
Statoil ASA                                           230,930           2,171
Telenor ASA (AE)                                      153,300             835
                                                                 ------------
                                                                        6,862
                                                                 ------------

Portugal - 0.2%
Electricidade de Portugal SA                          731,740           1,659
Portugal Telecom SGPS SA                              108,355             911
                                                                 ------------
                                                                        2,570
                                                                 ------------

Russia - 0.1%
LUKOIL - ADR                                            1,800             145
Mobile TeleSystems - ADR                               17,700           1,372
                                                                 ------------
                                                                        1,517
                                                                 ------------
Singapore - 1.5%
CapitaLand, Ltd.                                       18,000              17
City Developments, Ltd. (AE)                          333,000           1,157
ComfortDelgro Corp., Ltd. (AE)                         30,000              13
Cycle & Carriage, Ltd.                                 14,000              48
DBS Group Holdings, Ltd.                              641,900           5,273
Flextronics International, Ltd. (AE)                   58,900             825
Fraser & Neave, Ltd.                                   17,000             119
Keppel Corp., Ltd.                                     29,000              99
MobileOne, Ltd.                                       933,000             729
NatSteel, Ltd.                                         45,000              53
Neptune Orient Lines, Ltd. (AE)                       851,000           1,085
Oversea-Chinese Banking Corp.                         284,320           1,976
Overseas Union Enterprise, Ltd.                         4,000              16
SembCorp Marine, Ltd.                                  13,000               7
Singapore Airlines, Ltd.                               68,000             473
Singapore Exchange, Ltd.                              169,000             161
Singapore Land, Ltd.                                    7,000              16
Singapore Press Holdings, Ltd.                        129,000           1,460
Singapore Technologies Engineering, Ltd. (AE)          86,000              95
Singapore Telecommunications, Ltd.                  1,024,000           1,012
SMRT Corp., Ltd.                                        5,000               2
United Overseas Bank, Ltd.                            363,280           2,838
United Overseas Land, Ltd.                             27,000              30
Venture Corp., Ltd.                                    79,000             858
                                                                 ------------
                                                                       18,362
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

South Africa - 0.1%
MTN Group, Ltd. (AE)                                  230,900             827
Nedcor, Ltd.                                           93,200             852
                                                                 ------------
                                                                        1,679
                                                                 ------------

South Korea - 0.9%
Daewoo Heavy Industries & Machinery, Ltd. (AE)         60,700             415
Hanjin Shipping (AE)                                   60,100             848
Korea Electric Power Corp. - ADR                      105,900           1,149
LG Electronics, Inc.                                   23,820           1,234
NCSoft Corp. (AE)                                       1,600              85
Nextel, Inc. (AE)                                      20,218             698
NHN Corp. (AE)                                          1,630             209
POSCO - ADR                                            28,200             817
Samsung Electronics - GDR                               7,340           1,468
Samsung Electronics Co., Ltd.                           9,100           3,614
Samsung Electronics Co., Ltd. - GDR                     1,100             220
                                                                 ------------
                                                                       10,757
                                                                 ------------

Spain - 3.3%
Acerinox SA                                            15,484             674
ACS Actividades Cons y Serv                             4,700             198
Altadis SA                                             84,321           2,045
Amadeus Global Travel Distribution Class A             65,500             411
Antena 3 Television SA (AE)                             2,217              72
Banco Bilbao Vizcaya Argentaria SA                    370,975           4,257
Banco Popular Espanol SA                               10,418             542
Banco Santander Central Hispano SA                    487,189           4,672
Corp Mapfre SA                                         67,480             841
Endesa SA                                             179,557           2,849
Fomento de Construcciones Y Contratas SA               18,758             612
Grupo Dragados SA                                      79,216           1,618
Iberdrola SA                                          162,478           2,710
Iberia Lineas Aereas de Espana                        123,700             302
Inditex SA                                             58,000           1,198
Industriesra Sistemas SA (AE)                          24,100             271
NH Hoteles SA (AE)                                      3,200              37
Repsol YPF SA                                         100,300           1,749
Repsol YPF SA - ADR                                   100,283           1,742
Sogecable SA (AE)                                      13,900             355
Telefonica SA                                       1,012,642          12,596
                                                                 ------------
                                                                       39,751
                                                                 ------------

 50  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sweden - 1.8%
Assa Abloy AB Class B                                  67,500             666
Atlas Copco AB Class A                                 26,200             920
Atlas Copco AB Class B                                  4,300             141
Autoliv, Inc.                                          65,129           2,146
Electrolux AB Series B                                 45,400             931
ForeningsSparbanken AB                                 57,300             955
Hennes & Mauritz AB Class B                           109,538           2,324
Investor AB Class B                                   156,274           1,402
Modern Times Group AB Class B (AE)                      5,700             107
Nordea AB                                             188,200           1,168
OMHEX AB (AE)                                           9,400              96
Sandvik AB                                             19,300             574
Securitas AB Class B                                   44,704             550
Skandinaviska Enskilda Banken AB Class A                8,800             106
Skanska AB Class B                                      7,200              50
Svenska Cellulosa AB Class B                           42,700           1,612
Svenska Handelsbanken Class A                          64,450           1,136
Swedish Match AB                                        1,000               8
Telefonaktiebolaget LM Ericsson Class B (AE)        1,381,896           2,374
TeliaSonera AB                                        270,081           1,181
Volvo AB Series A                                       6,300             169
Volvo AB Series B                                     105,875           2,959
WM-data AB Class B (AE)                                46,000              90
                                                                 ------------
                                                                       21,665
                                                                 ------------

Switzerland - 6.0%
ABB, Ltd. (AE)                                          5,700              34
Adecco SA                                             120,587           7,111
Barry Callebaut AG                                      2,971             467
Ciba Specialty Chemicals AG (AE)                        1,000              66
Clariant AG (AE)                                       96,445           1,358
Compagnie Financiere Richemont AG Class A (AE)        177,880           4,003
Converium Holding AG (AE)                              10,200             503
Credit Suisse Group                                   285,298          10,052
Georg Fischer AG (AE)                                     152              26
Givaudan                                                1,800             811
Holcim, Ltd.                                           30,826           1,297
Nestle SA                                              31,765           6,994
Novartis AG Class G                                   254,732           9,710
PubliGroupe SA (AE)                                        92              23
Roche Holding AG                                       81,034           6,706
Serono SA                                               2,890           1,995
SGS Holding                                             4,395           2,482
STMicroelectronics NV                                  24,700             658

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sulzer AG                                               1,505             358
Swatch Group AG Class B (AE)                            1,300             138
Swiss Life Holding (AE)                                 2,647             449
Swiss Reinsurance                                      42,765           2,692
Swisscom AG                                             4,948           1,440
Synthes-Stratec, Inc.                                     857             787
UBS AG                                                116,896           7,178
Valora Holding AG                                         435             101
Xstrata PLC                                            38,700             397
Zurich Financial Services AG (AE)                      23,509           3,010
                                                                 ------------
                                                                       70,846
                                                                 ------------

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (AE)                                           257,589           2,849
United Microelectronics Corp. - ADR (AE)              170,610             896
                                                                 ------------
                                                                        3,745
                                                                 ------------

Thailand - 0.1%
Advanced Info Service PCL                              80,000             121
Bangkok Bank PCL (AE)                                 124,000             291
Siam Cement PCL                                       176,300             999
                                                                 ------------
                                                                        1,411
                                                                 ------------

United Kingdom - 16.9%
3i Group PLC                                          144,722           1,523
Abbey National PLC                                     31,200             298
Alliance & Leicester PLC                               16,200             244
Allied Domecq PLC                                     445,160           2,978
Amvescap PLC                                            6,200              49
Anglo American PLC                                     48,037             983
ARM Holdings PLC (AE)                                  59,600             115
Associated British Foods PLC                           32,700             304
AstraZeneca PLC                                       130,439           6,195
AstraZeneca PLC                                        54,717           2,570
Avis Europe PLC                                       396,653             747
Aviva PLC                                             379,681           3,115
AWG PLC (AE)                                           84,328             738
BAA PLC                                               154,237           1,220
BAE Systems PLC                                     1,227,011           3,810
Barclays PLC                                          574,390           4,844
Barratt Developments PLC                               47,200             392
BG Group PLC                                        1,176,471           5,365
BHP Billiton PLC                                      283,713           2,228
BOC Group PLC                                         157,777           2,151
Boots Group PLC                                       445,236           5,383
BP PLC                                                991,325           6,880

                                                          International Fund  51

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Bradford & Bingley PLC                                 76,800             410
Brambles Industries PLC                               557,666           1,689
British Airways PLC                                   668,961           2,361
British American Tobacco PLC                          133,200           1,610
British Land Co. PLC                                    2,000              18
British Sky Broadcasting PLC (AE)                     188,240           2,044
BT Group PLC                                          661,200           2,081
Bunzl PLC                                             239,778           1,872
Cable & Wireless PLC                                      500               1
Cadbury Schweppes PLC                                 384,006           2,462
Canary Wharf Group PLC (AE)                             1,000               4
Centrica PLC                                          641,900           2,010
Colt Telecom Group PLC (AE)                           299,900             525
Compass Group PLC                                      97,276             561
Corus Group PLC (AE)                                4,462,654           1,817
CPR Top Trimestriel Class D (AE)                       10,500             134
Davis Service Group PLC                                14,500              93
De La Rue PLC                                           4,700              22
Debenhams PLC                                          64,700             512
Diageo PLC                                            178,814           2,108
Dixons Group PLC                                       12,200              28
EMI Group PLC                                         367,500           1,091
Enterprise Inns PLC                                    51,700             742
Firstgroup PLC                                         15,200              78
GKN PLC                                               832,134           3,897
GlaxoSmithKline PLC                                   637,509          13,653
Granada PLC                                             5,400              11
GUS PLC                                               276,960           3,384
HBOS PLC                                              364,387           4,239
HSBC Holdings PLC                                      81,108           1,222
HSBC Holdings PLC                                     582,441           8,747
Imperial Chemical Industries PLC                       39,500             130
Inchcape PLC (AE)                                       7,200             167
InterContinental Hotels Group PLC                     603,815           5,479
International Power PLC (AE)                          175,200             396
InvenSystem PLC (AE)                                  166,800              85
J Sainsbury PLC                                       447,752           2,152
Johnston Press PLC                                      2,500              20
Kelda Group PLC                                        67,100             506
Kesa Electricals PLC (AE)                             194,060             804
Kingfisher PLC                                        762,250           3,654
Land Securities Group PLC                               3,900              60
Lastminute.com PLC (AE)                               224,100           1,128
Lloyds TSB Group PLC                                  675,613           4,692
LogicaCMG PLC (AE)                                     43,000             224

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Man Group PLC                                          31,216             768
Marks & Spencer Group PLC                             616,956           3,013
mmO2 PLC (AE)                                         339,600             369
MyTravel Group PLC (AE)                               314,700              99
National Grid Transco PLC                             128,800             822
Next PLC                                               32,400             649
Northern Foods PLC                                    108,900             267
Old Mutual PLC                                        271,100             470
Pearson PLC                                           110,100           1,140
Pennon Group PLC                                       22,700             246
Persimmon PLC                                          84,200             664
Prudential PLC                                        152,990           1,187
Reckitt Benckiser PLC                                  15,700             330
Reed Elsevier PLC                                     395,311           3,072
Reuters Group PLC                                     133,100             580
Rexam PLC                                             235,700           1,720
Rio Tinto PLC                                         202,454           4,909
Rolls-Royce Group PLC                                 118,300             381
Royal & Sun Alliance Insurance Group                  790,327           1,177
Royal Bank of Scotland Group PLC                      239,300           6,412
SABMiller PLC                                           6,800              57
Safeway PLC                                           311,469           1,533
Scottish & Southern Energy PLC                        204,603           2,130
Scottish Power PLC                                     78,700             467
Severn Trent PLC                                       12,100             145
Shell Transport & Trading Co. PLC                   1,122,010           7,007
Smith & Nephew PLC                                    221,580           1,761
Smiths Group PLC                                       56,600             674
SSL International PLC (AE)                              3,700              19
Stagecoach Group PLC                                  228,000             301
Standard Chartered PLC                                180,708           2,890
Tate & Lyle PLC                                        83,300             436
Taylor Woodrow PLC                                     56,500             215
Tesco PLC                                             301,200           1,208
Trinity Mirror PLC                                     70,100             644
Unilever PLC                                          311,874           2,659
United Business Media PLC                              95,911             755
United Utilities PLC                                   52,900             423
Vodafone Group PLC                                  7,825,871          16,435
Whitbread PLC                                         101,800           1,297
Willis Group Holdings, Ltd. (AE)                       21,700             723
Wimpey George PLC                                     192,100           1,066
                                                                 ------------
                                                                      202,175
                                                                 ------------

 52  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States - 0.1%
Berkeley Group PLC (AE)                                 2,500              32
Mitchells & Butlers PLC (AE)                          344,416           1,359
                                                                 ------------
                                                                        1,391
                                                                 ------------
TOTAL COMMON STOCKS
(cost $929,482)                                                     1,087,102
                                                                 ------------

LONG-TERM INVESTMENTS - 0.1%
Cayman Islands - 0.1%
SMFG Finance, Ltd.
2.250% due 07/11/05                                    39,000             644
                                                                 ------------

United Kingdom - 0.0%
Credit Suisse Group Finance Guernsey, Ltd.
6.000% due 12/23/05                                       125             133
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $578)                                                               777
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Luxembourg - 0.0%
Bel20 Index Futures
Nov 2003 2,150.60 Call (8)                                400              95
                                                                 ------------
Switzerland - 0.1%
Swiss Market Index Futures
Dec 2003 5,129.53 Put (84)                              3,227             367
Dec 2003 5,357.37 Put (82)                              3,290             395
                                                                 ------------
                                                                          762
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $709)                                                               857
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
                                                      $
-----------------------------------------------------------------------------

PREFERRED STOCKS - 0.4%
Australia - 0.0%
News Corp., Ltd.                                       44,800             330
                                                                 ------------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR                              6,000             242
Telecomunicacoes Brasileiras SA - ADR                  17,000             585
                                                                 ------------
                                                                          827
                                                                 ------------

Germany - 0.3%
Fresenius AG                                           29,700           1,898
Fresenius Medical Care AG                               2,200              90
Hugo Boss AG                                           13,425             274
ProSieben SAT.1 Media AG                               81,249           1,251
Volkswagen AG                                             100               3
Wella AG                                                7,993             636
                                                                 ------------
                                                                        4,152
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $4,127)                                                           5,309
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.3%
United States - 7.3%
Frank Russell Investment Company Money Market
   Fund                                            73,156,001          73,156
United States Treasury Bill (c)(y)(s)
   0.970% due 12/11/03                                  8,000           7,992
   0.935% due 12/11/03                                  5,500           5,496
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $86,644)                                                         86,644
                                                                 ------------

TOTAL INVESTMENTS - 99.2%
(identified cost $1,021,540)                                        1,180,689

OTHER ASSETS AND LIABILITIES
NET - 0.8%                                                              9,002
                                                                 ------------

NET ASSETS - 100.0%                                                 1,189,691
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  53

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
AEX Index (Germany)
   expiration date 11/03 (45)                           3,459              (65)
CAC-40 Index (France)
   expiration date 11/03 (63)                           2,474              (55)
   expiration date 12/03 (206)                          8,104              663
DAX Index (Germany)
   expiration date 12/03 (113)                         12,016                8
DJ STOXX 50 Index (EMU)
   expiration date 12/03 (577)                         17,339              460
FTSE-100 Index (UK)
   expiration date 12/03 (314)                         22,896              243
Hang Seng Index (Hong Kong)
   expiration date 11/03 (120)                          9,345               67
IBEX Plus Index (Spain)
   expiration date 11/03 (92)                           7,630               68
SPI 200 Index (Australia)
   expiration date 12/03 (83)                           4,798              248
TOPIX Index (Japan)
   expiration date 12/03 (280)                         26,654              (56)

Short Positions
MIB-30 (Italy)
   expiration date 12/03 (28)                           4,237              (24)
SPI 200 Index (Australia)
   expiration date 12/03 (92)                           5,319             (143)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                1,414
                                                                  ============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Luxembourg
Bel20 Index Futures
   Nov 2003 2,150.60 Put (8)                                  400                (93)

Switzerland
Swiss Market Index Futures
   Dec 2003 5,129.53 Call (84)                              3,227               (315)
Swiss Market Index Futures
   Dec 2003 5,357.37 Call (82)                              3,290               (307)
                                                                     ---------------
Total Liability for Options Written (premiums
   received $707)                                                               (715)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 54  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               2      AUD             3    11/03/03                 --
USD             330      AUD           500    12/17/03                 23
USD             695      AUD         1,000    12/17/03                 11
USD           2,751      AUD         4,020    12/17/03                 88
USD           3,960      AUD         6,000    12/17/03                276
USD             289      CHF           384    11/03/03                 (1)
USD              25      CHF            33    11/04/03                 --
USD             192      CHF           258    11/05/03                  1
USD             396      CHF           520    11/14/03                 (7)
USD             859      CHF         1,180    11/14/03                 25
USD             578      CHF           811    01/30/04                 30
USD             297      DKK         1,880    12/17/03                 (4)
USD              20      EUR            17    11/03/03                 --
USD              43      EUR            37    11/03/03                 --
USD             122      EUR           105    11/03/03                 (1)
USD             134      EUR           115    11/03/03                 --
USD             285      EUR           244    11/03/03                 (2)
USD              10      EUR             9    11/04/03                 --
USD              20      EUR            17    11/04/03                 --
USD             167      EUR           144    11/04/03                 --
USD               8      EUR             7    11/05/03                 --
USD             107      EUR            92    11/05/03                 --
USD             921      EUR           780    11/14/03                (15)
USD           1,920      EUR         1,700    11/14/03                 55
USD           1,161      EUR         1,000    12/17/03                 --
USD           1,163      EUR         1,000    12/17/03                 (2)
USD           1,688      EUR         1,500    12/17/03                 53
USD           2,247      EUR         2,000    12/17/03                 75
USD           2,290      EUR         2,000    12/17/03                 32
USD           2,354      EUR         2,000    12/17/03                (32)
USD           2,355      EUR         2,000    12/17/03                (33)
USD           2,854      EUR         2,500    12/17/03                 48
USD           2,961      EUR         2,520    12/17/03                (36)
USD          37,126      EUR        33,000    12/17/03              1,185
USD              28      GBP            17    11/03/03                 --
USD              62      GBP            37    11/03/03                 --
USD             143      GBP            84    11/03/03                 (1)
USD             209      GBP           123    11/03/03                 --
USD             242      GBP           142    11/03/03                 (1)
USD               6      GBP             4    11/04/03                 --
USD             105      GBP            62    11/04/03                 --
USD              39      GBP            23    11/05/03                 --
USD             136      GBP            80    11/05/03                 --
USD             355      GBP           210    11/14/03                  1
USD             736      GBP           460    11/14/03                 44

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             829      GBP           500    12/17/03                 16
USD           1,639      GBP         1,000    12/17/03                 52
USD           1,683      GBP         1,000    12/17/03                  8
USD           1,686      GBP         1,000    12/17/03                  5
USD           5,409      GBP         3,400    12/17/03                340
USD          25,448      GBP        16,000    12/17/03              1,608
USD              18      HKD           141    11/03/03                 --
USD              49      HKD           378    11/03/03                 --
USD              99      HKD           770    11/03/03                 --
USD              72      HKD           561    11/04/03                 --
USD              80      HKD           619    11/04/03                 --
USD             129      HKD           999    11/04/03                 --
USD              20      HKD           156    11/06/03                 --
USD             273      HKD         2,100    12/17/03                 (2)
USD             274      IDR     2,316,751    11/10/03                 (1)
USD               7      JPY           739    11/04/03                 --
USD              14      JPY         1,534    11/04/03                 --
USD              17      JPY         1,797    11/04/03                 --
USD              20      JPY         2,164    11/04/03                 --
USD              25      JPY         2,748    11/04/03                 --
USD              29      JPY         3,160    11/04/03                 --
USD              38      JPY         4,142    11/04/03                 (1)
USD              76      JPY         8,262    11/04/03                 (1)
USD             115      JPY        12,425    11/04/03                 (2)
USD             120      JPY        12,929    11/04/03                 (2)
USD             240      JPY        25,923    11/04/03                 (4)
USD             423      JPY        45,711    11/04/03                 (7)
USD               9      JPY           920    11/05/03                 --
USD              22      JPY         2,343    11/05/03                 --
USD              29      JPY         3,162    11/05/03                 --
USD              55      JPY         6,018    11/05/03                 (1)
USD             129      JPY        13,943    11/05/03                 (2)
USD             159      JPY        17,330    11/05/03                 (2)
USD             721      JPY        77,930    11/05/03                (12)
USD              29      JPY         3,116    11/06/03                 (1)
USD              36      JPY         3,876    11/06/03                 (1)
USD             263      JPY        28,888    11/06/03                 (4)
USD             427      JPY        50,000    12/17/03                 29
USD             877      JPY       100,000    12/17/03                 34
USD             898      JPY       100,000    12/17/03                 13
USD             915      JPY       100,000    12/17/03                 (4)
USD             919      JPY       100,000    12/17/03                 (8)
USD             924      JPY       100,000    12/17/03                (13)
USD           1,806      JPY       200,000    12/17/03                 16
USD           9,512      JPY     1,110,000    12/17/03                601

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  55

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD          17,498      JPY     2,050,000    12/17/03              1,178
USD             173      NOK         1,211    11/04/03                 (1)
USD             180      NOK         1,280    11/05/03                  1
USD              94      SEK           720    11/14/03                 (2)
USD           1,736      SEK        13,270    12/17/03                (39)
USD             629      SGD         1,100    12/17/03                  3
AUD               1      USD            --    11/03/03                 --
AUD             104      USD            74    11/03/03                 (1)
AUD             320      USD           214    12/17/03                (12)
AUD             500      USD           329    12/17/03                (25)
AUD           1,000      USD           701    12/17/03                 (5)
CAD              12      USD             9    11/03/03                 --
CAD             269      USD           205    11/03/03                  1
CAD              18      USD            14    11/04/03                 --
CAD              75      USD            57    11/04/03                 --
CHF             319      USD           242    11/03/03                  3
CHF             155      USD           116    11/05/03                 --
CHF             520      USD           395    11/14/03                  5
CHF           1,180      USD           838    11/14/03                (46)
CHF             260      USD           194    12/17/03                 (1)
CHF           3,150      USD         3,140    12/17/03                 34
CHF           3,600      USD         2,605    12/17/03                (94)
CHF             811      USD           603    01/30/04                 (6)
DKK             580      USD            89    12/17/03                 (1)
EUR              --      USD             1    11/03/03                 --
EUR           1,115      USD         1,309    11/03/03                 13
EUR              23      USD            26    11/04/03                 --
EUR              39      USD            45    11/04/03                 --
EUR              62      USD            72    11/04/03                 --
EUR               9      USD            11    11/05/03                 --
EUR             186      USD           216    11/05/03                 (1)
EUR             780      USD           915    11/14/03                  9
EUR           1,700      USD         1,847    11/14/03               (129)
EUR             920      USD         1,053    12/17/03                (15)
EUR           1,000      USD         1,164    12/17/03                  3
EUR           1,000      USD         1,170    12/17/03                  9
EUR           2,000      USD         2,254    12/17/03                (68)
EUR           2,000      USD         2,327    12/17/03                  5
EUR           3,500      USD         3,946    12/17/03               (117)
EUR           4,500      USD         5,248    12/17/03                 24
GBP              26      USD            44    11/03/03                 --
GBP              55      USD            94    11/03/03                 --
GBP              61      USD           103    11/03/03                 (1)
GBP              84      USD           142    11/03/03                  1
GBP               5      USD             9    11/04/03                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
GBP              50      USD            84    11/04/03                 --
GBP             149      USD           252    11/04/03                 --
GBP             210      USD           349    11/14/03                 (7)
GBP             460      USD           720    11/14/03                (59)
GBP             530      USD           875    12/17/03                (22)
GBP           1,000      USD         1,688    12/17/03                 (3)
GBP           1,500      USD         2,533    12/17/03                 (4)
GBP           2,470      USD         4,106    12/17/03                (71)
GBP           5,100      USD         8,120    12/17/03               (505)
GBP           6,050      USD        10,226    01/30/04                 30
HKD             152      USD            20    11/03/03                 --
HKD             156      USD            20    11/03/03                 --
HKD             178      USD            23    11/03/03                 --
HKD             155      USD            20    11/04/03                 --
HKD             408      USD            53    11/04/03                 --
HKD           1,400      USD           181    12/17/03                 --
HUF          25,532      USD           116    11/03/03                  2
JPY             614      USD             6    11/04/03                 --
JPY           4,364      USD            40    11/04/03                 --
JPY           6,878      USD            64    11/04/03                  1
JPY           9,227      USD            85    11/04/03                  1
JPY          32,018      USD           296    11/04/03                  5
JPY             603      USD             6    11/05/03                 --
JPY           1,135      USD            10    11/05/03                 --
JPY          35,022      USD           322    11/05/03                  3
JPY           5,362      USD            49    11/06/03                 --
JPY          21,781      USD           198    11/06/03                 --
JPY           6,400      USD            58    12/17/03                 --
JPY          43,600      USD           390    12/17/03                 (7)
JPY         100,000      USD           862    12/17/03                (50)
JPY         100,000      USD           906    12/17/03                 (5)
JPY         100,000      USD           906    12/17/03                 (5)
JPY         100,000      USD           909    12/17/03                 (2)
JPY         200,000      USD         1,844    12/17/03                 22
JPY         300,000      USD         2,772    12/17/03                 39
JPY          52,362      USD           453    03/04/04                (25)
SEK           1,437      USD           184    11/04/03                 --
SEK             720      USD            94    11/14/03                  2
SEK           2,370      USD           303    12/17/03                 --
SEK           5,000      USD           616    12/17/03                (24)
SGD             110      USD            64    12/17/03                 --
SGD           1,590      USD           923    12/17/03                 10
                                                           --------------

                                                                    4,517
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 56  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                       % OF              MARKET
INDUSTRY DIVERSIFICATION                                NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       7.4             87,789
Consumer Discretionary                                       13.2            157,156
Consumer Staples                                              4.9             57,964
Financial Services                                           21.0            249,706
Health Care                                                   6.1             73,481
Integrated Oils                                               2.7             32,399
Materials and Processing                                      9.4            112,093
Miscellaneous                                                 2.1             25,319
Options                                                       0.1                857
Other Energy                                                  4.2             50,696
Producer Durables                                             6.5             76,993
Technology                                                    5.2             61,615
Utilities                                                     9.0            107,045
Short-Term Investments                                        7.3             86,778
Long-Term Investments                                         0.1                777
                                                  ---------------    ---------------
Total Investments                                            99.2          1,180,668
Other Assets and Liabilities, net                             0.8              9,023
                                                  ---------------    ---------------
Net Assets                                                  100.0          1,189,691
                                                  ===============    ===============


GEOGRAPHIC DIVERSIFICATION                             % OF              MARKET
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              1,679
Asia                                                         10.6            125,621
Europe                                                       39.2            466,279
Japan                                                        22.3            265,713
Latin America                                                 0.5              5,382
Middle East                                                   0.1              1,360
United Kingdom                                               16.9            202,041
Options                                                       0.1                857
Other                                                         2.0             24,181
Short-Term Investments                                        7.3             86,778
Long-Term Investments                                         0.1                777
                                                  ---------------    ---------------
Total Investments                                            99.2          1,180,668
Other Assets and Liabilities, net                             0.8              9,023
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,189,691
                                                  ===============    ===============

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  57

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                     FIXED I - CLASS I                     LB AGGREGATE
                                                                     -----------------                     ------------
Inception                                                                 10000.00                           10000.00
1994                                                                       9625.00                            9633.00
1995                                                                      11091.00                           11140.00
1996                                                                      11741.00                           11792.00
1997                                                                      12777.00                           12840.00
1998                                                                      13902.00                           14039.00
1999                                                                      13951.00                           14114.00
2000                                                                      14960.00                           15144.00
2001                                                                      17051.00                           17349.00
2002                                                                      17967.00                           18370.00
2003                                                                      18911.00                           19272.00

Fixed Income I Fund - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,526               5.26%
5 Years                $      13,604               6.35%sec.
10 Years               $      18,911               6.58%sec.

Fixed Income I Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,501               5.01%
5 Years                $      13,452               6.11%sec.
10 Years               $      18,701               6.46%sec.

Fixed Income I Fund - Class Y ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,533               5.33%
5 Years                $      13,644               6.41%sec.
10 Years               $      18,968               6.61%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,491               4.91%
5 Years                $      13,727               6.54%sec.
10 Years               $      19,272               6.78%sec.

 58  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide current income and the preservation of capital. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Fixed Income I Fund Class I, Class E, and Class Y shares gained 5.26%, 5.01%, and 5.33%, respectively. This compared to the Lehman Brother Aggregate Bond Index, which gained 4.91% during the same period. Class I, Class E, and Class Y performance is net of operating expenses of 0.41%, 0.67%, and 0.35%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The largest contribution to Fund performance was its exposure to the corporate sector. Over the past twelve months, the investment grade corporate market, represented by the Lehman US Credit Index, generated a 10.6% return, almost twice the return generated by the Lehman Aggregate Bond Index. The Fund's slight overweight to this sector helped performance as corporate bonds rebounded from the underperformance suffered in the first three quarters of 2002.

The Fund's money managers also did well in managing risks, given the volatility of interest rates and opportunities in the mortgage-backed securities market. The money managers added value by overweighting mortgage-backed securities early in the year and underweighting them as interest rates rose in the summer of 2003. The swift rise in interest rates hurt mortgage-backed securities in July.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

With increased fiscal and monetary stimulus created by tax cuts and Federal Reserve lending rates, and a better environment for business in general, the Fund's money managers positioned their portfolios to overweight corporate issuers, who benefit from cheaper financing rates. Yield spreads between corporate bonds and Treasuries were wide as the fiscal year started, due to concerns over corporate governance and the high number of defaults by corporate issuers. This led the money managers to overweight corporate bonds and underweight Treasury securities.

Over the year, investors' tolerance for risk increased as evidenced by strong cash flows into equity mutual funds. This helped corporate bonds, and as yields fell relative to Treasuries, the Fund's money managers took profits and reduced positions in corporate bonds. At the same time, as interest rates rose in July 2003, the Fund's money managers found more value in mortgage-backed securities and went from an underweight to a slight overweight position.

The Fund's money managers seek diversification across issuers, sectors, and interest rate strategies. At the end of the year, the Fund's largest benchmark-relative exposure included very modest overweights to the mortgage-and asset-backed sectors, along with select positions within the corporate sector.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

No changes were made to the Fund structure or its money manager line-up during the year.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

PIMCO's performance benefited from its holding of corporate bonds in the telecom and utility sectors. PIMCO also managed its duration strategy well, correctly anticipating a decline in rates in early 2003 and a rise in yields in the summer of 2003.

TimesSquare also did well, primarily because of its overweight to corporate bonds and security selection within the corporate sector. TimesSquare benefited from an underweight to mortgage-backed securities in July when the sector underperformed due to the sharp rise in interest rates.

Lincoln produced positive results relative to its benchmark, but suffered somewhat from a very small holding in National Century securitized debt which defaulted on its payments. Despite the securitized nature of the bonds, their price fell to pennies on the dollar, and prospects for an eventual rebound remained weak.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The past fiscal year was favorable to active managers given the wide yield spreads within the corporate market and divergent performance among specific corporate bonds. The Fund benefited from a market that rewarded investors who took credit risk at a very "distressed" time as the fiscal year started. Investors were also rewarded for holding asset-backed securities, and the Fund's overweight to this area during the period helped add modest value. Finally, the Fund's money managers were rewarded for identifying issuer-specific credits that were trading at low dollar prices and whose revenues were sufficient to pay down debt.

                                                         Fixed Income I Fund  59

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers                                                       Styles


Lincoln Capital Management Company          Enhanced Core
Pacific Investment Management Company,
  LLC                                       Sector Rotation
TimesSquare Capital Management, Inc.        Sector Rotation

                              --------------------

*     Fixed Income I Fund Class I assumes initial investment on November 1,
      1993.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Fixed Income I Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Fixed Income I Fund Class I performance has been linked with Class Y to provide historical perspective. From March 29, 2000 (commencement of sale) through the current period, Class Y administrative fees were reduced. Total return would have been higher had this level of fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 60  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long-Term Investments - 108.1%
Asset-Backed Securities - 14.4%
American Express Credit Account Master Trust (E)
   Series 2001-1 Class A
   1.260% due 09/15/08                                  7,360           7,379
   Series 2003-4 Class A
   1.690% due 01/15/09                                  1,425           1,392
American Express Master Trust (E)
   Series 2001-1 Class A
   1.210% due 09/15/05                                  3,580           3,580
   Series 2002-1 Class A
   1.190% due 12/15/05                                    945             945
AmeriCredit Automobile Receivables Trust (E)
   Series 2002-A Class A3
   1.320% due 10/12/06                                  3,576           3,575
Bank One Issuance Trust
   Series 2003-C3 Class C3
   4.770% due 02/16/16                                  2,345           2,180
Capital Auto Receivables Asset Trust (E)
   Series 2002-5 Class A2A
   1.180% due 01/18/05                                    643             643
   Series 2003-3 Class A3A
   2.960% due 01/15/08                                    800             805
Capital One Prime Auto Receivables Trust
   Series 2003-2 Class B
   2.460% due 06/15/10                                  1,445           1,428
Carmax Auto Owner Trust
   Series 2003-2 Class C
   2.750% due 10/15/10                                    680             680
CenterPoint Energy Transition Bond Co. LLC
   Series 2001-1 Class A2
   4.760% due 09/15/09                                  2,020           2,130
Chase Credit Card Master Trust (E)
   Series 2001-6 Class A
   1.250% due 03/16/09                                  4,250           4,262
   Series 2003-1 Class A
   1.170% due 04/15/08                                  2,065           2,066
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2003-4 Class 1A1
   1.240% due 09/25/17                                  1,404           1,404

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Funding Net Interest Margin
   Series 2003-5A
   5.750% due 11/27/34                                    281             281
Chase Manhattan Auto Owner Trust
   Series 2003-A Class A4
   2.060% due 12/15/09                                  1,320           1,289
Chesapeake Funding LLC (E)
   Series 2002-1 Class A1
   1.320% due 06/07/07                                  1,475           1,475
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,400           1,506
   Series 2003-C4 Class C4
   5.000% due 06/10/15                                  1,875           1,770
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   1.320% due 08/15/08                                  3,745           3,754
College Loan Corp. Trust (E)
   Series 2003-2 Class A2
   1.295% due 01/25/12                                  3,065           3,075
Collegiate Funding Services Education Loan Trust
   I (E)
   1.200% due 03/28/12                                  1,599           1,599
Continental Airlines, Inc.
   6.545% due 02/02/19                                    361             361
Countrywide Asset-Backed Certificates (E)
   Series 2003-S2 Class A1
   1.290% due 12/25/18                                  1,665           1,665
Daimler Chrysler Master Owner Trust (E)
   Series 2003-A Class A
   1.170% due 02/15/08                                  1,700           1,701
Delta Air Lines, Inc.
   7.570% due 11/18/10                                  1,105           1,133
Discover Card Master Trust I (E)
   Series 2000-2 Class A
   1.300% due 09/18/07                                  3,620           3,626
   Series 2002-1 Class A
   1.190% due 07/15/07                                  5,435           5,435
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-2 Class A
   1.220% due 04/15/08                                  2,255           2,259
Equifirst Mortgage Loan Trust (E)
   Series 2003-2 Class 3A3
   2.470% due 06/25/33                                  1,862           1,875

                                                         Fixed Income I Fund  61

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Federal Housing Authority: Project Citi 68 (E)
   7.000% due 06/27/21                                    712             729
First Franklin NIM Trust
   Series 2002-FF1 Class A
   7.870% due 04/25/32                                    237             238
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.220% due 08/15/08                                    660             661
First USA Credit Card Master Trust (E)
   Series 1999-1 Class A
   1.270% due 10/19/06                                    700             700
Fleet Credit Card Master Trust II
   Series 2001-C Class A
   3.860% due 03/15/07                                    970             989
Ford Credit Auto Owner Trust (E)
   Series 2001-E Class A3
   1.260% due 03/15/05                                  2,095           2,095
   Series 2002-A Class A3B
   1.240% due 01/15/06                                  1,084           1,084
Ford Credit Floorplan Master Owner Trust (E)
   Series 2001-1 Class A
   1.210% due 07/17/06                                  3,075           3,077
GMAC Mortgage Corp. Loan Trust (E)
   Series 1999-1 Class A
   1.410% due 06/18/27                                  1,305           1,305
   Series 2003-HE1 Class A1
   1.210% due 04/25/33                                  2,055           2,056
Greyhound Funding LLC (E)
   Series 2001-1 Class A1
   1.380% due 09/07/06                                  1,283           1,283
GSAMP (E)
   Series 2003-AHL Class A2A
   1.320% due 10/25/33                                  1,235           1,235
Harley-Davidson Motorcycle Trust
   Series 2003-2 Class A2
   2.070% due 02/15/11                                  1,395           1,381
Honda Auto Receivables Owner Trust
   Series 2003-4 Class A3
   2.190% due 05/15/07                                    850             850
IndyMac Loan Trust
   Series 2003 L1 Class A
   1.500% due 04/25/08                                  1,685           1,685
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
   6.800% due 07/15/14                                  1,375           1,480
   Series 2003-A2 Class A2
   1.170% due 08/15/08                                  5,570           5,573

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
MBNA Master Credit Card Trust USA (E)
   Series 2000-C Class A
   1.280% due 07/15/07                                    390             390
Morgan Stanley ABS Capital I (E)
   Series 2003-NC10 Class A2
   1.320% due 10/25/33                                  1,150           1,149
MSDWCC Heloc Trust (E)
   Series 2003-2 Class A
   1.380% due 04/25/16                                  2,185           2,180
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                  1,145           1,193
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   1.320% due 04/15/08                                    840             842
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A2
   1.170% due 06/25/11                                  1,525           1,526
   Series 2003-2 Class A2
   1.211% due 10/25/13                                  1,230           1,230
New Century Home Equity Loan Trust (E)
   Series 2003-5 Class AI1
   1.290% due 11/25/33                                  1,575           1,575
Nissan Auto Lease Trust (E)
   Series 2003-A Class A3A
   1.260% due 06/15/09                                  1,740           1,740
Nissan Master Owner Trust Receivables (E)
   Series 2003-A Class A1
   1.180% due 09/15/08                                  4,035           4,035
North Carolina State Education Authority (E)
   Series 2000-2000 Class G
   1.300% due 06/01/09                                    266             266
NPF XII, Inc.
   Series 2002-1A Class A
   2.390% due 05/02/05                                  3,235             550
Nynex Corp.
   9.550% due 05/01/10                                    311             368
Option One Mortgage Securities Corp. NIM Trust
   Series 2003-6 Class NOTE
   1.340% due 10/26/10                                    910             910

 62  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc. (E)
   Series 2002-RS5 Class AII
   1.490% due 09/25/32                                    974             975
   Series 2003-RS1 Class AII
   1.510% due 02/25/33                                  1,576           1,577
   Series 2003-RS2 Class AII
   1.460% due 03/25/33                                  1,538           1,537
   Series 2003-RS3 Class AII
   1.480% due 04/25/33                                  1,201           1,201
   Series 2003-RS4 Class AI1
   1.210% due 11/25/20                                  1,217           1,216
   Series 2003-RS4 Class AIIB
   1.450% due 05/25/33                                  1,867           1,865
   Series 2003-RS6 Class AI1
   1.250% due 02/25/21                                  1,707           1,707
Residential Asset Securities Corp. (E)
   Series 2003-KS9 Class AI1
   1.280% due 02/25/21                                    950             950
Ryder Vehicle Lease Trust
   Series 2001-A Class A3
   5.520% due 05/16/05                                    101             101
SLM Student Loan Trust (E)
   Series 2003-11 Class A2
   1.250% due 03/15/13                                  2,255           2,255
   Series 2003-3 Class A2
   1.160% due 06/15/10                                  2,595           2,595
   Series 2003-5 Class A2
   1.170% due 12/17/12                                  2,305           2,305
   Series 2003-7 Class A2
   1.170% due 09/16/13                                  3,010           3,010
   Series 2003-8 Class A2
   1.180% due 06/15/11                                  1,275           1,275
   Series 2003-B Class A1
   1.240% due 09/15/17                                  1,290           1,292
Small Business Administration
   7.449% due 08/01/10                                    450             493
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   1.460% due 01/25/34                                  1,103           1,102
Structured Asset Securities Corp. (E)
   Series 2003-BC1 Class A
   1.620% due 05/25/32                                  1,537           1,541
Superior Wholesale Inventory Financing Trust (E)
   Series 2000-A Class A
   1.280% due 04/15/07                                  2,530           2,532

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2001-A6 Class A
   1.210% due 01/16/06                                    295             295
   Series 2001-A7 Class A
   1.210% due 03/15/06                                  3,020           3,020
Systems 2001 AT LLC
   7.156% due 12/15/11                                    367             401
Toyota Auto Receivables Owner Trust (E)
   Series 2001-A Class A4
   1.230% due 09/17/07                                  2,039           2,039
Triad Auto Receivables Owner Trust (E)
   Series 2003-A Class A3
   1.310% due 07/12/07                                  1,505           1,504
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   1.370% due 11/25/33                                    665             665
Wal-Mart Stores, Inc.
   8.800% due 12/30/14                                    360             455
Whole Auto Loan Trust
   Series 2003-1 Class A4
   2.580% due 03/15/10                                  1,260           1,255
William Street Funding Corp.
   Series 2003-1 Class A
   1.470% due 04/23/06                                  3,545           3,550
World Omni Master Owner Trust (E)
   Series 2001-1 Class A
   1.250% due 02/15/06                                  1,840           1,840
                                                                 ------------
                                                                      154,201
                                                                 ------------

Corporate Bonds and Notes - 17.0%
Altria Group, Inc.
   7.000% due 07/15/05                                  1,100           1,144
   7.650% due 07/01/08                                    395             423
Amerada Hess Corp.
   7.300% due 08/15/31                                    220             220
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    755             782
American RE Corp.
   Series B
   7.450% due 12/15/26                                    475             517
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    410             480
Archer-Daniels-Midland Co.
   8.375% due 04/15/17                                    900           1,139

                                                         Fixed Income I Fund  63

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arrow Electronics, Inc.
   6.875% due 07/01/13                                     90              90
AT&T Corp. Step Up Bond
   7.800% due 11/15/11                                    865             980
   8.500% due 11/15/31                                    425             482
AT&T Wireless Services, Inc.
   8.125% due 05/01/12                                    860             998
   8.750% due 03/01/31                                  1,845           2,219
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                                    285             305
Bank of America Corp.
   7.800% due 02/15/10                                     40              47
   6.250% due 04/15/12                                  1,930           2,120
   4.750% due 08/15/13                                    965             942
Bank One Corp.
   2.625% due 06/30/08                                  1,115           1,063
   5.250% due 01/30/13                                    765             782
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    170             194
BCI US Funding Trust Step Up Bond (p)
   8.010% due 12/29/49                                    505             568
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                  1,290           1,240
Bellsouth Capital Funding
   7.875% due 02/15/30                                  1,000           1,202
Beneficial Corp.
   8.400% due 05/15/08                                    757             880
Boeing Capital Corp.
   6.100% due 03/01/11                                    125             133
   5.800% due 01/15/13                                    440             456
Boeing Co. (The)
   5.125% due 02/15/13                                    685             686
Berkshire Hathaway, Inc.
   4.625% due 10/15/13                                  1,445           1,433
Bristol-Myers Squibb Co.
   5.750% due 10/01/11                                    860             919
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     80              86
Cadbury Schweppes US Finance LLC
   3.875% due 10/01/08                                  1,210           1,200
Campbell Soup Co.
   5.875% due 10/01/08                                    165             181
CarrAmerica Realty Corp.
   7.125% due 01/15/12                                    840             935
Caterpillar Financial Services Corp.
   Series MTND
   9.500% due 02/06/07                                     80              92

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CenterPoint Energy Houston Electric LLC
   5.700% due 03/15/13                                    195             202
Champion International Corp.
   6.400% due 02/15/26                                    570             613
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    275             288
CIT Group, Inc.
   6.500% due 02/07/06                                  1,055           1,142
   6.875% due 11/01/09                                     80              90
Citicorp
   7.250% due 10/15/11                                    455             525
Citigroup, Inc.
   3.500% due 02/01/08                                    940             939
   7.250% due 10/01/10                                  4,635           5,398
Coca-Cola Enterprises, Inc.
   5.375% due 08/15/06                                    550             588
   6.950% due 11/15/26                                    590             662
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     80              82
Comcast Cable Communications
   8.375% due 05/01/07                                    375             433
   6.200% due 11/15/08                                    450             491
   7.125% due 06/15/13                                  1,515           1,703
Comcast Cable Communications Holdings, Inc.
   9.455% due 11/15/22                                  1,303           1,756
Comcast Corp.
   5.850% due 01/15/10                                    135             143
   7.050% due 03/15/33                                  1,165           1,241
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    900           1,013
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    380             416
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    605             591
   Series MTNH
   6.250% due 04/15/09                                    890             976
   Series MTNK
   5.500% due 02/01/07                                    100             107
COX Communications, Inc.
   6.750% due 03/15/11                                    555             620
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    155             161
   5.500% due 08/15/13                                     95              97
CVS Corp.
   5.625% due 03/15/06                                    440             471

 64  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                  1,155           1,118
   8.500% due 01/18/31                                    410             461
Deere & Co.
   8.100% due 05/15/30                                    415             528
Detroit Edison Co.
   6.125% due 10/01/10                                    165             180
   6.350% due 10/15/32                                    105             111
Devon Energy Corp.
   2.750% due 08/01/06                                  1,225           1,222
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     90              97
Dow Chemical Co. (The)
   7.375% due 11/01/29                                    695             762
DPL, Inc.
   8.250% due 03/01/07                                    230             252
Dresdner Funding Trust I
   8.151% due 06/30/31                                    665             732
DTE Energy Co.
   6.450% due 06/01/06                                    475             511
Duke Capital Corp.
   6.250% due 02/15/13                                     70              73
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     50              54
   7.875% due 08/16/10                                  1,095           1,285
   6.875% due 02/01/11                                     35              39
Duke Realty, LP
   5.875% due 08/15/12                                    665             700
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    795             917
Eli Lilly & Co.
   6.770% due 01/01/36                                    475             535
EOP Operating, LP
   7.000% due 07/15/11                                    850             958
Exelon Corp.
   6.750% due 05/01/11                                    425             474
FedEx Corp.
   7.600% due 07/01/97                                    150             173
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    450             488
Fifth Third Capital Trust I
   Series A
   8.136% due 03/15/27                                    840             976
First Bank National Association
   5.700% due 12/15/08                                     70              75

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    410             435
   Series C
   7.375% due 11/15/31                                    650             697
FleetBoston Financial Corp.
   7.250% due 09/15/05                                    500             546
   4.875% due 12/01/06                                    515             545
Ford Motor Co.
   6.375% due 02/01/29                                    185             148
   8.900% due 01/15/32                                    470             473
Ford Motor Credit Co.
   6.875% due 02/01/06                                    655             686
   6.500% due 01/25/07                                  1,460           1,509
   5.800% due 01/12/09                                    990             966
   7.375% due 10/28/09                                    675             697
   7.875% due 06/15/10                                    170             179
   7.375% due 02/01/11                                    720             738
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    855             931
General Electric Capital Corp.
   3.250% due 06/15/09                                  1,500           1,436
   Series MTNA
   6.000% due 06/15/12                                  1,430           1,538
   6.750% due 03/15/32                                    645             716
General Electric Co.
   5.000% due 02/01/13                                  2,090           2,103
General Motors Acceptance Corp. (E)
   6.125% due 09/15/06                                  2,055           2,175
   7.250% due 03/02/11                                  3,150           3,324
   6.875% due 09/15/11                                    825             852
   7.000% due 02/01/12                                    160             165
   8.000% due 11/01/31                                  1,445           1,495
General Motors Corp.
   7.125% due 07/15/13                                    100             104
Golden West Financial Corp.
   4.125% due 08/15/07                                    270             278
Goldman Sachs Group Inc.
   5.250% due 10/15/13                                  1,145           1,150
Goldman Sachs Group, Inc.
   7.350% due 10/01/09                                    745             870
   6.875% due 01/15/11                                    480             543
   5.700% due 09/01/12                                    800             838
Harsco Corp.
   5.125% due 09/15/13                                    215             216
Hartford Financial Services Group, Inc.
   7.750% due 06/15/05                                     70              76
   6.375% due 11/01/08                                    600             661

                                                         Fixed Income I Fund  65

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hertz Corp.
   9.000% due 11/01/09                                    390             434
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    270             298
Household Finance Corp.
   5.750% due 01/30/07                                    585             631
   4.625% due 01/15/08                                    170             176
   6.375% due 10/15/11                                    260             284
   7.000% due 05/15/12                                  1,745           1,976
   6.375% due 11/27/12                                    285             311
HVB Funding Trust I
   8.741% due 06/30/31                                    400             453
HVB Funding Trust III
   9.000% due 10/22/31                                    185             215
INMCT (E)
   1.500% due 11/25/08                                  1,685           1,685
International Lease Finance Corp.
   6.375% due 03/15/09                                    250             275
   4.375% due 11/01/09                                  1,375           1,375
   5.875% due 05/01/13                                  1,965           2,042
Series MTNO
   4.000% due 01/17/06                                  1,330           1,371
International Lease Finance Corporation
   4.375% due 11/01/09                                  1,375           1,375
ITT Industries, Inc.
   7.400% due 11/15/25                                  1,080           1,207
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    260             283
JP Morgan Chase & Co.
   5.350% due 03/01/07                                    390             417
   6.750% due 02/01/11                                  1,160           1,305
   5.750% due 01/02/13                                    285             299
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    500             558
Kerr-McGee Corp.
   6.875% due 09/15/11                                  1,000           1,104
   7.875% due 09/15/31                                    600             680
Keycorp
   7.500% due 06/15/06                                    875             978
KeySpan Corp.
   7.625% due 11/15/10                                    960           1,139
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,845           1,837
   5.250% due 10/01/13                                    570             567

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kroger Co.
   6.750% due 04/15/12                                  1,295           1,427
   7.500% due 04/01/31                                     65              74
Legg Mason, Inc.
   6.750% due 07/02/08                                    405             450
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    300             336
Liberty Media Corp.
   3.500% due 09/25/06                                  4,030           3,973
   5.700% due 05/15/13                                     35              34
Liberty Property-LP
   7.250% due 03/15/11                                    410             464
Lincoln National Corp.
   7.250% due 05/15/05                                    450             487
Lockheed Martin Corp.
   8.500% due 12/01/29                                    600             780
Loral Corp.
   7.000% due 09/15/23                                    900             982
   Lowe's Cos., Inc.
   6.875% due 02/15/28                                    520             580
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    995           1,197
Merrill Lynch & Co., Inc.
   Series MTNB
   3.125% due 07/15/08                                  1,525           1,481
Miller Brewing Co.
   5.500% due 08/15/13                                    275             281
Monumental Global Funding II
   3.850% due 03/03/08                                    320             322
Morgan Stanley
   4.250% due 05/15/10                                    885             877
   6.750% due 04/15/11                                    345             388
Natexis Ambs Co. LLC (p)
   8.440% due 12/29/49                                    300             352
National City Bank
   Series BKNT
   2.375% due 08/15/06                                  1,725           1,708
National Rural Utilities Cooperative Finance
   5.750% due 08/28/09                                  1,155           1,239
NB Capital Trust IV
   8.250% due 04/15/27                                    180             208
News America Holdings
   8.875% due 04/26/23                                    575             725
   7.750% due 01/20/24                                    600             688
   8.150% due 10/17/36                                    300             365
   7.750% due 12/01/45                                    335             386
   8.250% due 10/17/96                                     70              81

 66  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America, Inc.
   6.750% due 01/09/38                                     45              51
Nisource Finance Corp.
   7.875% due 11/15/10                                    265             314
Norfolk Southern Corp.
   6.200% due 04/15/09                                    875             958
   7.050% due 05/01/37                                    355             395
   7.900% due 05/15/97                                    165             192
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                  1,060           1,281
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    215             286
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     45              46
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                    245             276
Pacificorp
   4.300% due 09/15/08                                    995           1,017
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  1,885           1,973
   8.625% due 02/01/22                                    100             108
PNC Funding Corp.
   7.500% due 11/01/09                                    445             519
Progress Energy, Inc.
   6.750% due 03/01/06                                    385             416
   7.750% due 03/01/31                                     95             111
   7.000% due 10/30/31                                    210             225
Prudential Funding LLC
   6.600% due 05/15/08                                    175             195
PSEG Power LLC
   7.750% due 04/15/11                                  1,375           1,608
   6.950% due 06/01/12                                  1,020           1,143
Raytheon Co.
   6.750% due 08/15/07                                    780             862
RBS Capital Trust I (p)
   4.709% due 12/29/49                                    750             706
Resolution Funding Corp.
   Series A
   8.125% due 10/15/19                                    425             559
   8.875% due 07/15/20                                  1,995           2,799
   8.625% due 01/15/21                                    545             751
   8.625% due 01/15/30                                    240             347
Safeway, Inc.
   2.500% due 11/01/05                                    590             589
   7.250% due 02/01/31                                     45              49
Sears Roebuck Acceptance
   7.000% due 06/01/32                                     75              82

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, LP
   4.875% due 03/18/10                                  1,100           1,121
Sovereign Bank
   5.125% due 03/15/13                                    440             430
Sprint Capital Corp.
   6.125% due 11/15/08                                  1,720           1,821
   8.375% due 03/15/12                                    210             240
   6.875% due 11/15/28                                  1,070           1,010
   8.750% due 03/15/32                                  2,330           2,662
SunTrust Banks, Inc.
   6.250% due 06/01/08                                    160             177
   6.000% due 02/15/26                                  1,100           1,182
Target Corp.
   5.950% due 05/15/06                                    625             678
   7.500% due 07/15/06                                     65              73
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    465             602
   7.875% due 08/01/13                                    300             351
Tenaska Alabama II Partners, LP
   6.130% due 03/30/23                                    240             244
Time Warner Cos., Inc.
   8.050% due 01/15/16                                    595             697
Time Warner Entertainment Co., LP
   8.375% due 07/15/33                                  1,305           1,616
Time Warner, Inc.
   6.750% due 04/15/11                                    725             802
   9.125% due 01/15/13                                    175             220
   7.625% due 04/15/31                                    275             308
Transocean, Inc.
   7.500% due 04/15/31                                    455             518
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    180             180
Unilever Capital Corp.
   5.900% due 11/15/32                                    330             326
Univision Communications, Inc.
   3.500% due 10/15/07                                    840             837
US Bank National Association
   Series BKNT
   5.625% due 11/30/05                                    560             602
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    165             175
Verizon Global Funding Corp.
   7.750% due 12/01/30                                  4,250           4,931
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                  1,295           1,390
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    905             966

                                                         Fixed Income I Fund  67

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Viacom, Inc.
   7.700% due 07/30/10                                    685             812
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                  1,300           1,385
Vornado Realty Trust
   5.625% due 06/15/07                                    715             757
Wachovia Corp.
   6.550% due 10/15/35                                    370             396
Washington Mutual Financial Corp.
   6.875% due 05/15/11                                  1,250           1,414
Washington Mutual, Inc.
   2.400% due 11/03/05                                  2,320           2,317
Wells Fargo & Co.
   4.950% due 10/16/13                                    195             194
Weyerhaeuser Co.
   6.125% due 03/15/07                                  1,265           1,372
   5.250% due 12/15/09                                    150             155
Zurich Capital Trust I
   8.376% due 06/01/37                                  1,785           2,025
                                                                 ------------
                                                                      181,501
                                                                 ------------

International Debt - 6.3%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                  1,720           1,907
ACE, Ltd.
   6.000% due 04/01/07                                    700             751
African Development Bank
   8.800% due 09/01/19                                    535             721
Amvescap PLC
   6.600% due 05/15/05                                    900             960
AXA
   8.600% due 12/15/30                                  1,480           1,819
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             598
British Telecommunications PLC
   8.875% due 12/15/30                                    920           1,187
Canadian National Railway Co.
   6.800% due 07/15/18                                    555             624
   6.900% due 07/15/28                                    100             110
Celulosa Arauco y Constitucion SA
   5.125% due 07/09/13                                    780             753
Chalet Finance PLC
   Series 2003-2A Class A1
   1.363% due 11/26/13                                  1,190           1,190
Chile Government International Bond
   5.625% due 07/23/07                                    920             983

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Conoco Funding Co.
   6.350% due 10/15/11                                    810             898
Corp Andina de Fomento CAF
   Series EXCH
   6.875% due 03/15/12                                    600             661
DBS Capital Funding Corp. (p)
   7.657% due 03/15/49                                    525             589
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                  1,170           1,409
   5.250% due 07/22/13                                    950             945
   8.750% due 06/15/30                                  1,285           1,619
Diageo Capital PLC
   6.125% due 08/15/05                                    825             883
France Telecom
   8.450% due 03/01/06                                    340             381
   9.000% due 03/01/11                                    930           1,123
   9.750% due 03/01/31                                  1,055           1,394
Gracechurch Card Funding PLC (E)
   Series 2003-4 Class A
   1.170% due 06/15/08                                  6,040           6,038
Granite Mortgages PLC (E)
   Series 2003-1 Class 1A2
   1.350% due 01/20/20                                  1,860           1,861
Holmes Financing PLC (E)
   Series 2001-3 Class 2A
   1.310% due 01/15/07                                  2,485           2,486
   Series 2002-6 Class 2A
   1.320% due 04/15/08                                  4,600           4,600
Hutchison Whampoa International 03/13, Ltd.
   6.500% due 02/13/13                                    415             432
Inco, Ltd.
   5.700% due 10/15/15                                    175             177
Inter-American Development Bank
   5.375% due 01/18/06                                  1,285           1,373
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   1.400% due 01/20/36                                  1,740           1,740
Korea Development Bank
   5.250% due 11/16/06                                    790             831
   4.250% due 11/13/07                                    105             106
   5.500% due 11/13/12                                     20              20
Medallion Trust (E)
   Series 2003-1G Class A
   1.330% due 12/21/33                                  1,374           1,374
Mexico Government International Bond
   8.375% due 01/14/11                                  1,410           1,651
   6.375% due 01/16/13                                    700             720

 68  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   11.375% due 09/15/16                                   850           1,193
   8.125% due 12/30/19                                  2,665           2,938
   8.300% due 08/15/31                                    310             343
Mound Financing PLC
   Series 2001-2A Class A2
   1.370% due 11/08/07                                  1,935           1,937
National Westminster Bank PLC
   7.375% due 10/01/09                                    380             444
Noranda, Inc.
   6.000% due 10/15/15                                    150             151
Permanent Financing PLC
   4.200% due 06/10/05                                  2,215           2,295
Petro-Canada
   5.350% due 07/15/33                                    550             482
Petroleos Mexicanos
   9.500% due 09/15/27                                    210             243
Province of Newfoundland
   10.000% due 12/01/20                                   150             222
Province of Ontario
   6.000% due 02/21/06                                  1,450           1,570
   5.500% due 10/01/08                                    100             108
Province of Quebec
   7.500% due 07/15/23                                    760             923
   7.125% due 02/09/24                                  1,145           1,337
Royal Bank of Scotland Group PLC (p)
   Series 1
   9.118% due 03/31/49                                    300             373
Royal KPN NV
   8.000% due 10/01/10                                    435             517
Santander Central Hispano Issuances, Ltd.
   7.625% due 09/14/10                                    150             176
Santander Financial Issuances
   6.800% due 07/15/05                                    110             118
   6.375% due 02/15/11                                    120             131
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    350             406
Skandinaviska Enskilda Banken AB
   6.875% due 02/15/09                                    520             573
Standard Chartered Bank
   8.000% due 05/30/31                                    535             637
Telecom Italia Capital
   5.250% due 11/15/13                                    440             438
   6.380% due 11/15/33                                    240             239
Telefonica Europe BV
   8.250% due 09/15/30                                    820           1,021
Thomson Corp. (The)
   4.250% due 08/15/09                                  1,090           1,092

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TPSA Finance BV
   7.750% due 12/10/08                                    490             543
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    940             978
Vodafone Group PLC
   7.750% due 02/15/10                                    775             910
                                                                 ------------
                                                                       67,252
                                                                 ------------

Mortgage-Backed Securities - 44.3%
Asset Backed Funding Corp. NIM Trust
   Series 2002-NC1 Class N1
   8.840% due 08/25/32                                     62              62
   Series 2003-OPT1 Class NOTE
   6.900% due 07/26/33                                    582             582
CDC Commercial Mortgage Trust
   Series 2002-FX1 Class A1
   5.252% due 05/15/19                                  1,738           1,821
Centex Home Equity (E)
   Series 2003-A Class AV1
   1.400% due 03/25/33                                  1,074           1,075
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   1.370% due 05/25/32                                  2,396           2,394
Chase Funding Net Interest Margin
   Series 2003-3A Class NOTE
   6.875% due 06/27/36                                    260             259
   Series 2003-C1A Class NOTE
   6.750% due 03/27/36                                    611             610
Citicorp Mortgage Securities, Inc.
   Series 2001-12 Class M
   6.394% due 08/25/31                                    189             191
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A2
   6.030% due 09/15/30                                  1,205           1,314
Countrywide Asset-Backed Certificates (E)
   Series 2003-BC2 Class 2A1
   1.420% due 06/25/33                                    550             551
   Series 2003-BC4 Class 2A2
   1.440% due 09/25/33                                    920             919
Countrywide Home Loans, Inc. (E)
   Series 2003-42 Class 2A1
   1.250% due 10/25/33                                  1,047           1,047

                                                         Fixed Income I Fund  69

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.
   Series 1998-C1 Class A1B
   6.480% due 05/17/40                                  1,950           2,158
   Series 2000-HE1 Class A2
   1.380% due 12/15/30                                     44              44
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                                    320             337
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                  1,195              86
   Series 2003-C4 Class A4
   5.137% due 08/15/36                                  1,010           1,026
Federal Home Loan Mortgage Corp.
   15 Year Gold TBA
   4.500% (o)                                           2,115           2,109
   5.000% (o)                                           4,625           4,696
   5.500% (o)                                             250             257
   30 Year Gold TBA
   4.500% (o)                                           1,605           1,532
   5.000% (o)                                          10,660          10,490
   5.500% (o)                                          19,185          19,341
   6.000% (o)                                           7,860           8,066
   6.500% (o)                                           5,695           5,925
   7.000% due 2008                                         57              60
   8.000% due 2009                                         23              24
   6.000% due 2010                                         75              79
   7.000% due 2010                                        287             304
   8.000% due 2010                                         47              51
   6.000% due 2011                                        526             549
   7.000% due 2011                                         33              35
   6.000% due 2012                                         17              17
   6.000% due 2013                                        175             182
   12.000% due 2014                                        56              65
   6.000% due 2016                                      1,394           1,447
   9.000% due 2016                                        198             219
   12.500% due 2016                                        23              26
   6.000% due 2017                                      1,144           1,189
   9.000% due 2017                                          2               2
   5.000% due 2018                                        304             309
   9.000% due 2018                                        326             367
   9.000% due 2020                                        176             192
   7.500% due 2024                                         14              15
   6.500% due 2025                                         60              62
   8.000% due 2025                                        100             108
   9.000% due 2025                                         27              30
   9.000% due 2026                                          2               2
   3.648% due 2027                                        148             154
   8.500% due 2027                                        215             233
   6.500% due 2028                                        516             536

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.500% due 2029                                      1,247           1,295
   7.500% due 2029                                          2               2
   7.820% due 2030                                         33              34
   7.500% due 2031                                         87              92
   7.000% due 2032                                      2,511           2,637
   7.500% due 2032                                        556             592
   6.000% due 2033                                      5,782           5,935
   Series 1993-1606 Class I
   6.500% due 11/15/08                                    528              51
   Series 1998-2104 Class ZM
   6.000% due 12/15/28                                  1,329           1,373
   Series 2000-2266 Class F
   1.570% due 11/15/30                                     86              86
Federal Home Loan Mortgage Corp. Stated Final
   Series 2003-SF1 Class A2
   1.700% due 12/15/06                                    518             518
   Series 2003-SF1 Class A3
   2.000% due 12/15/08                                  1,016           1,009
   Series 2003-SF2 Class GA
   1.565% due 12/15/07                                  1,375           1,346
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-54 Class 3AIO
   0.807% due 02/25/43                                  8,130             219
   Series 2003-H010 Class A1
   1.582% due 09/15/08                                  2,597           2,592
Federal National Mortgage Association
   15 Year TBA
   4.000% (o)                                           4,875           4,740
   4.500% (o)                                          20,610          20,584
   5.000% (o)                                          24,950          25,340
   5.500% (o)                                          16,225          16,702
   30 Year TBA
   4.500% (o)                                           8,110           7,730
   5.000% (o)                                          20,235          19,956
   5.500% (o)                                          29,225          29,498
   6.000% (o)                                          15,895          16,317
   6.500% (o)                                          15,690          16,298
   7.000% (o)                                           2,430           2,559
   6.500% due 2004                                         19              20
   8.000% due 2006                                          6               6
   7.200% due 2007                                        931           1,037
   10.500% due 2010                                         1               1
   7.000% due 2011                                         30              31
   8.000% due 2011                                         21              23
   5.500% due 2013                                         33              34
   6.500% due 2013                                        129             136
   6.500% due 2015                                         89              93

 70  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.000% due 2015                                         30              32
   6.000% due 2016                                      1,105           1,149
   6.500% due 2016                                         75              79
   5.500% due 2017                                        497             512
   6.000% due 2017                                     19,636          20,420
   6.500% due 2017                                      1,104           1,159
   7.500% due 2017                                          4               4
   9.000% due 2017                                         77              86
   5.000% due 2018                                        887             902
   5.500% due 2018                                      2,587           2,666
   6.000% due 2018                                      1,205           1,252
   6.500% due 2018                                      1,432           1,489
   8.500% due 2018                                         40              43
   6.500% due 2019                                        538             559
   6.500% due 2020                                        180             187
   6.500% due 2022                                        580             603
   7.500% due 2022                                          2               2
   7.500% due 2023                                         11              11
   7.500% due 2024                                        304             326
   8.000% due 2024                                        429             464
   8.500% due 2024                                         83              90
   9.000% due 2024                                         18              20
   7.000% due 2025                                        102             108
   7.500% due 2025                                         87              93
   8.000% due 2025                                         14              16
   8.500% due 2025                                         79              85
   7.000% due 2026                                         83              87
   7.500% due 2026                                          7               8
   9.000% due 2026                                         27              29
   7.000% due 2027                                         23              24
   7.500% due 2027                                         35              37
   9.000% due 2027                                          2               3
   6.000% due 2028                                         42              43
   6.500% due 2028                                      1,992           2,065
   7.500% due 2028                                         71              76
   6.500% due 2029                                      5,102           5,290
   7.500% due 2029                                        290             308
   6.000% due 2030                                        761             784
   6.500% due 2030                                        203             211
   7.500% due 2030                                          6               6
   8.000% due 2030                                        774             830
   6.500% due 2031                                      1,165           1,215
   7.500% due 2031                                        825             876
   8.000% due 2031                                        887             951
   6.000% due 2032                                      2,445           2,510
   6.500% due 2032                                      2,044           2,134
   7.000% due 2032                                      7,233           7,626
   7.500% due 2032                                      2,072           2,201

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2032                                         54              58
   5.500% due 2033                                        658             665
   6.000% due 2033                                     15,042          15,454
   6.500% due 2033                                      1,447           1,503
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    701             761
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,930           2,104
   Series 1997-81 Class PC
   5.000% due 04/18/27                                    351             358
Federal National Mortgage Association Grantor
   Trust (E)
   Series 2001-T13 Class A1
   1.280% due 03/25/32                                    892             893
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  2,460           2,699
   Series 2002-T13 Class A1
   1.220% due 08/25/32                                     38              38
   Series 2002-T5 Class A1
   1.240% due 05/25/32                                  4,197           4,203
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.605% due 04/25/42                                 11,976             478
   Series 2002-W11 Class AV1
   1.290% due 11/25/32                                  3,094           3,095
   Series 2002-W2 Class AV1
   1.250% due 06/25/32                                  2,040           2,041
   Series 2002-W6 Class 2AIO
   0.367% due 06/25/42                                  9,634             229
   Series 2003-W13 Class AF1
   1.190% due 10/25/33                                  1,032           1,032
   Series 2003-W13 Class AV1
   1.190% due 10/25/33                                  2,288           2,289
   Series 2003-W13 Class AV2
   1.260% due 10/25/33                                  1,330           1,333
   Series 2003-W16 Class AF1
   1.210% due 11/25/33                                  1,860           1,860
   Series 2003-W16 Class AV1
   1.270% due 11/25/33                                  1,395           1,395
   Series 2003-W3 Class 2A2
   3.730% due 06/25/42                                  2,575           2,593
   Series 2003-W4 Class 1A2
   3.063% due 04/25/38                                  1,720           1,712
   Series 2003-W5 Class A
   1.230% due 04/25/33                                  4,007           4,005
   Series 2003-W9 Class A
   1.240% due 06/25/33                                  5,072           5,070

                                                         Fixed Income I Fund  71

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association-Aces
   Series 1998-M4 Class B
   6.424% due 12/25/23                                    448             457
   Series 2000-M1 Class A
   7.380% due 01/17/13                                    938           1,000
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2003-FF4 Class A1
   1.870% due 10/25/33                                  2,022           2,022
   Series 2003-FFH1 Class 2A1
   1.270% due 09/25/33                                  1,284           1,284
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A1
   6.570% due 09/15/33                                  1,687           1,791
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR1 Class A1
   1.310% due 12/19/33                                  1,260           1,260
   Series 2003-AR2 Class AII1
   1.310% due 12/04/19                                  2,420           2,420
Government National Mortgage Association
   30 Year TBA
   7.000% (o)                                           3,570           3,781
   8.000% (o)                                             610             658
   Series 2002-61 Class A
   3.261% due 12/16/16                                  1,600           1,622
   Series 2002-61 Class BA
   4.648% due 03/16/26                                  1,325           1,349
   Series 2002-91 Class C
   4.671% due 02/16/27                                  1,760           1,784
Government National Mortgage Association I
   30 Year TBA
   5.000% (o)                                           3,785           3,741
   5.500% (o)                                           3,975           4,012
   6.000% (o)                                           4,305           4,445
   6.500% (o)                                           1,000           1,046
   8.500% (o)                                             590             638
   8.500% due 2005                                          5               5
   6.500% due 2008                                         23              24
   6.500% due 2009                                        193             205
   6.500% due 2010                                         19              20
   7.000% due 2011                                         28              30
   9.500% due 2016                                         33              37
   8.000% due 2017                                         30              33
   10.500% due 2020                                       137             160

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2022                                         67              72
   8.500% due 2022                                          4               5
   8.500% due 2024                                         30              33
   8.000% due 2025                                         72              78
   6.500% due 2029                                         11              12
   8.000% due 2029                                        191             205
   8.500% due 2029                                        306             331
   7.500% due 2030                                        692             737
   8.000% due 2030                                         58              62
   8.500% due 2030                                         66              71
   6.500% due 2031                                        149             156
   7.500% due 2031                                        281             299
   6.500% due 2032                                         80              84
   7.500% due 2032                                        743             792
   5.500% due 2033                                        307             312
   6.000% due 2033                                      1,605           1,658
Government National Mortgage Association II (E)
   5.625% due 2027                                        158             163
   3.500% due 2030                                        133             133
   4.000% due 2030                                        697             710
   7.500% due 2032                                        206             218
   5.500% due 2033                                      9,879          10,018
GS Mortgage Securities Corp. II
   Series 1997-GL Class A2A
   6.940% due 07/13/30                                      3               3
   Series 1999-C1 Class A2
   6.110% due 11/18/30                                  2,995           3,253
GSAMP Trust
   Series 2002-NC1N Class NOTE
   8.500% due 07/25/32                                     90              90
GSRPM Mortgage Loan Trust (E)
   Series 2003-1 Class A1
   1.370% due 01/25/32                                    542             543
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2001-1 Class A
   1.410% due 01/20/31                                    307             307
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   5.169% due 08/12/40                                  2,080           2,130
   Series 2001-CIB3 Class A2
   6.044% due 11/15/35                                  1,200           1,310
   Series 2003-CB6 Class A2
   5.255% due 07/12/37                                    955             978
   Series 2003-PM1A Class A4
   5.326% due 08/12/40                                  1,585           1,631

 72  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp.
   Series 1997-C5 Class A3
   7.088% due 09/15/29                                  2,000           2,214
LB Commercial Conduit Mortgage Trust
   Series 1998-C4 Class A1B
   6.210% due 10/15/35                                  1,660           1,825
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    642             690
Long Beach Asset Holdings Corp.
   Series 2003-2 Class N1
   7.627% due 06/25/33                                    376             378
   Series 2003-4 Class N1
   6.535% due 08/25/33                                    442             444
Long Beach Mortgage Loan Trust (E)
   Series 2003-4 Class AV2
   1.190% due 08/25/33                                    366             366
MASTR Alternative Loans Trust
   Series 2003-2 Class 7A1
   7.000% due 12/25/32                                    324             331
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2002-NC1 Class A1
   1.440% due 05/25/33                                  1,115           1,113
   Series 2003-WMC1 Class A2
   1.480% due 11/25/33                                  1,251           1,251
   Series 2003-WMC2 Class A2
   1.460% due 02/25/34                                  1,590           1,589
Morgan Stanley ABS Capital I (E)
   Series 2003-NC5 Class A2
   1.400% due 04/25/33                                    930             929
Morgan Stanley Capital I
   Series 1998-WF1 Class A2
   6.550% due 03/15/30                                  2,725           3,020
Morgan Stanley Dean Witter Capital I
   Series 2001-IQA Class A2
   5.330% due 12/18/32                                  5,200           5,520
   Series 2003-NC4 Class A2
   1.490% due 04/25/33                                    818             819
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  2,590           2,857
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   1.420% due 01/25/32                                  1,790           1,792
   Series 2002-2 Class A
   1.390% due 06/25/32                                  1,687           1,686

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-1 Class A2
   1.540% due 02/25/33                                  2,263           2,269
   Series 2003-2 Class A2
   1.420% due 04/25/33                                    941             941
Option One Mortgage Securities Corp. NIM Trust
   Series 2002-3 Class CTFS
   1.420% due 04/26/09                                    144             144
   Series 2003-3 Class N
   1.430% due 04/25/10                                    983             983
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
   6.590% due 06/26/28                                    208             209
Prudential Home Mortgage Securities
   Series 1992-38 Class A8
   6.950% due 11/25/22                                    873             871
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                  1,947             109
Residential Asset Securities Corp. (E)
   Series 2001-KS1 Class AII
   1.355% due 03/25/32                                    658             658
   Series 2002-KS3 Class A1B
   1.370% due 05/25/32                                  1,621           1,620
   Series 2003-KS1 Class A2
   1.490% due 01/25/33                                  1,090           1,091
   Series 2003-KS2 Class AI1
   1.220% due 08/25/19                                  1,941           1,940
Residential Asset Securitization Trust
   Series 2002-L8 Class A
   1.300% due 08/25/35                                    217             217
Residential Funding Mortgage Securities II (E)
   Series 2003-HI1 Class A1
   1.220% due 04/25/10                                    915             915
Saxon Asset Securities Trust (E)
   Series 2001-3 Class AV2
   1.400% due 08/25/31                                    612             612
   Series 2003-1 Class AV1
   1.430% due 06/25/33                                  2,045           2,046
Saxon Net Interest Margin Trust
   Series 2003-A Class A
   6.656% due 08/26/33                                    605             605
Small Business Administration
   Series 1999-P10B Class 1
   7.540% due 08/10/09                                  1,612           1,773

                                                         Fixed Income I Fund  73

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Small Business Administration Participation
   Certificates
   Series 2003-20I Class 1
   5.130% due 09/01/23                                    100             100
Wells Fargo Mortgage Backed Securities Trust (E)
   Series 2001-34 Class 3A
   5.987% due 01/25/32                                    255             256
   Series 2002-9 Class B1
   6.250% due 06/25/32                                    227             228
                                                                 ------------
                                                                      472,183
                                                                 ------------

Municipal Bonds - 0.6%
County of Clark Nevada General Obligation
   Limited, weekly demand (u)
   5.000% due 06/01/26                                  1,000           1,010
Energy Northwest Revenue Bonds
   5.500% due 07/01/14                                    200             223
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                    650             574
Michigan State Building Authority Revenue Bonds
   (u)
   5.250% due 10/15/12                                    100             112
New York State Dormitory Authority Revenue Bonds
   5.250% due 07/01/11                                    450             497
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                  2,750           2,482
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   6.125% due 06/01/24                                    150             138
   6.750% due 06/01/39                                    700             638
University of Texas Revenue Bonds, weekly demand
   5.000% due 08/15/33                                    200             200
                                                                 ------------
                                                                        5,874
                                                                 ------------

United States Government Agencies - 7.5%
Federal Home Loan Bank System
   4.125% due 01/14/05                                    451             465
   3.250% due 08/15/05                                  5,920           6,055
   2.500% due 03/15/06                                  4,690           4,710
   5.375% due 02/15/07                                    760             817

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.500% due 11/15/12                                  2,155           2,132
   4.500% due 09/16/13                                  1,000             978
Federal Home Loan Mortgage Corp.
   3.875% due 02/15/05                                  6,175           6,354
   4.875% due 03/15/07                                  2,360           2,509
   2.750% due 03/15/08                                    995             971
   5.750% due 01/15/12                                    855             927
   5.125% due 07/15/12                                    625             648
   5.125% due 08/20/12                                  8,685           8,671
   6.750% due 03/15/31                                  1,857           2,127
   6.250% due 07/15/32                                    862             930
Federal National Mortgage Association
   6.500% due 11/01/04                                     19              20
   1.875% due 12/15/04                                  2,750           2,763
   1.875% due 09/15/05                                  1,435           1,432
   5.500% due 02/15/06                                  5,815           6,231
   5.250% due 06/15/06                                  1,855           1,986
   4.750% due 06/18/07                                  1,995           2,032
   4.250% due 07/15/07                                    555             578
   2.500% due 06/15/08                                  5,995           5,753
   5.250% due 01/15/09                                  6,790           7,282
   6.400% due 05/14/09                                      5               5
   6.000% due 05/15/11                                  3,140           3,465
   6.125% due 03/15/12                                      5               6
   4.380% due 09/15/12                                  3,710           3,646
   4.375% due 03/15/13                                  2,260           2,205
   7.250% due 05/15/30                                    895           1,085
   6.625% due 11/15/30                                    300             338
   6.210% due 08/06/38                                    570             609
Federal National Mortgage Association
   0.000% due 07/05/14                                    165              95
Financing Corp. Principal only Strip
   0.000% due 04/05/19                                  1,200             500
   0.000% due 09/26/19                                    800             323
Goldman Sachs Group Inc
   4.750% due 07/15/13                                    995             961
Tennessee Valley Authority
   6.375% due 06/15/05                                    850             911
                                                                 ------------
                                                                       80,520
                                                                 ------------

United States Government Treasuries - 17.9%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07                                    291             318
   3.625% due 01/15/08                                    286             317
   3.875% due 01/15/09                                  5,402           6,111
   3.500% due 01/15/11                                    133             149

 74  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   3.375% due 01/15/12                                  6,549           7,355
   3.000% due 07/15/12                                  2,679           2,932
   1.875% due 07/15/13                                    126             125
   3.875% due 04/15/29                                    281             355
United States Treasury Note
   7.875% due 11/15/04                                 14,945          15,950
   2.000% due 11/30/04                                  2,145           2,161
   2.000% due 08/31/05                                  6,330           6,360
   4.625% due 05/15/06                                  5,670           6,019
   6.875% due 05/15/06                                 10,360          11,567
   7.000% due 07/15/06                                 24,025          27,013
   6.625% due 05/15/07                                  4,055           4,599
   6.125% due 08/15/07                                    675             757
   2.625% due 05/15/08                                  3,110           3,049
   5.625% due 05/15/08                                  3,125           3,460
   3.130% due 10/15/08                                  1,900           1,890
   6.000% due 08/15/09                                  4,040           4,569
   10.375% due 11/15/09                                   460             502
   11.750% due 02/15/10                                 3,165           3,574
   5.750% due 08/15/10                                  7,305           8,173
   13.875% due 05/15/11                                 3,365           4,329
   5.000% due 08/15/11                                 13,030          13,909
   14.000% due 11/15/11                                 1,590           2,130
   4.000% due 11/15/12                                  3,745           3,689
   10.375% due 11/15/12                                 2,840           3,642
   7.500% due 11/15/16                                  8,660          10,960
   8.750% due 05/15/17                                  2,340           3,262
   8.125% due 08/15/19                                  7,685          10,316
   8.125% due 08/15/21                                    505             683
   6.875% due 08/15/25                                  2,610           3,165
   6.000% due 02/15/26                                  1,600           1,758
   6.375% due 08/15/27                                  1,800           2,073
   6.125% due 11/15/27                                  4,270           4,774
   6.125% due 08/15/29                                  5,690           6,388
United States Treasury Principal Only STRIP
   0.000% due 11/15/09                                    125              99
   0.000% due 11/15/21                                  6,570           2,432
                                                                 ------------
                                                                      190,914
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,140,642)                                                   1,152,445
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Mar 2004 98.00 Put (180)                            44,100               8
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $10)                                                                  8
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
Financial Services - 0.0%
Centaur Funding Corp.                                 360,000             431
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $385)                                                               431
                                                                 ------------

SHORT-TERM INVESTMENTS - 14.4%
Alabama Power Co.
   Series N
   4.875% due 09/01/04                                    475             489
Bundesschatzanweisungen
   4.250% due 03/12/04                           EUR    2,240           2,623
Danske Corp. Commercial Paper (c)
   1.090% due 02/25/04                                  3,000           2,989
Dupont EI de Nemours & Co.
   1.050% due 01/26/04                                  2,000           1,995
Federal Home Loan Mortgage Corp. Discount Notes
   1.070% due 02/02/04 (c)                              3,600           3,587
Federal National Mortgage Association Discount
   Notes
   1.070% due 01/29/04 (c)                              4,900           4,887
   1.080% due 01/29/04 (c)                              3,000           2,991
   1.075% due 02/26/04 (c)                              6,000           5,978
   1.080% due 12/09/03 (c)(y)                           2,300           2,292
   1.110% due 12/11/03 (c)(y)                             800             797
   1.060% due 12/15/03 (c)(y)                           2,500           2,492
   1.075% due 12/15/03 (c)(y)                           2,743           2,734
   1.080% due 02/24/04 (c)                                300             299
   1.115% due 02/25/04 (c)                                700             696
   1.080% due 03/17/04 (c)                                163             162
Ford Motor Credit Co.
   6.700% due 07/16/04                                    900             926

                                                         Fixed Income I Fund  75

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
Frank Russell Investment Company Money Market
   Fund                                            83,273,183          83,273
General Motors Acceptance Corp. (E)
   1.880% due 01/20/04                                    300             300
   1.590% due 07/20/04                                  1,500           1,497
General Electric Capital Corp. (c)(y)
   1.090% due 12/09/03                                  1,500           1,498
General Electric Commercial Paper (c)(y)
   1.070% due 11/06/03                                  1,100           1,100
Guaranteed Export Trust
   6.550% due 06/15/04                                    130             132
HBOS Treasury Services PLC Commercial Paper
   (E)(c)(y)
   1.085% due 12/03/03                                  2,527           2,525
Lloyds Bank PLC (c)(y)
   1.060% due 01/22/04                                  1,600           1,596
   1.065% due 02/26/04                                  2,000           1,993
Nestle Capital Corp. (c)(y)
   1.060% due 02/09/04                                  2,000           1,993
Pemex Finance, Ltd.
   6.125% due 11/15/03                                    133             134
Rababank USA Financial Corp. (c)(y)
   1.050% due 01/14/04                                    800             798
   1.060% due 01/30/04                                  2,000           1,995
Royal Bank of Scotland PLC (c)(y)
   1.085% due 01/20/04                                  2,000           1,995
Shell Finance (c)(y)
   1.055% due 01/15/04                                  2,700           2,694

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
Spieker Properties, Inc.
   6.900% due 01/15/04                                    500             505
State of California Notes
   2.000% due 06/16/04                                    250             251
Time Warner, Inc.
   7.975% due 08/15/04                                    300             313
United States Treasury Bill
   0.960% due 12/04/03 (c)(y)(s)                          240             240
   0.910% due 12/18/03 (c)(y)(s)                          210             210
   0.930% due 12/18/03 (c)(y)(s)                          420             419
   0.970% due 04/01/04 (y)                                 75              75
   0.990% due 04/01/04 (y)                                 25              25
   0.985% due 04/15/04 (y)                              4,200           4,179
   0.995% due 04/15/04 (y)                              1,200           1,194
   1.014% due 04/22/04 (y)                              5,100           5,074
Westpactrust Securities
   1080% due 12/05/03                                   1,500           1,498
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $153,323)                                                       153,443
                                                                 ------------

TOTAL INVESTMENTS - 122.5%
(identified cost $1,294,360)                                        1,306,327

OTHER ASSETS AND LIABILITIES
NET - (22.5%)                                                        (239,871)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,066,456
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 76  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 03/04 (48)                              11,839                 75
   expiration date 06/04 (3)                                  738                  3
   expiration date 09/04 (10)                               2,449                 10
   expiration date 12/04 (36)                               8,775                (43)
   expiration date 03/05 (33)                               8,010                (40)
   expiration date 06/05 (33)                               7,980                (37)
   expiration date 09/05 (26)                               6,267                (28)
United States Treasury Bonds
   expiration date 12/03 (11)                               1,196                  9
United States Treasury 2 Year Notes
   expiration date 12/03 (31)                               6,649                 53

United States Treasury 5 Year Notes
   expiration date 12/03 (61)                               6,821                 82

United States Treasury 10 Year Notes
   expiration date 12/03 (284)                             31,892                 90
   expiration date 03/04 (49)                               5,432                 21

Short Positions
Euribor Futures (Germany)
   expiration date 12/03 (31)                                  --                 24
   expiration date 03/04 (6)                                    1                  4
   expiration date 12/04 (5)                                    5                 (1)

United States Treasury Bonds expiration date
   12/03 (7)                                                  761                (12)

United States Treasury 5 Year Notes
   expiration date 12/03 (39)                               4,361                 30

United States Treasury 10 Year Notes expiration
   date 12/03 (25)                                          2,807                (31)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        209
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Dec 2003 98.00 Put (17)                                  4,165                 (1)
   Mar 2004 97.75 Put (10)                                  2,444                 --
   Jun 2004 98.00 Put (25)                                  6,125                (12)

United States Treasury Notes
10 Year Futures
   Nov 2003 112.00 Call (13)                                1,456                (22)
   Nov 2003 114.00 Call (34)                                3,876                 (9)
   Dec 2003 108.00 Put (12)                                 1,296                 (1)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $73)                                                       (45)
                                                                     ===============


  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  77

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             741      CAD         1,000    12/01/03                 17
USD           2,179      CAD         2,950    12/01/03                 56
USD              32      EUR            27    11/05/03                 --
USD             702      EUR           615    03/12/04                 10
USD           1,399      EUR         1,225    03/12/04                 19
USD           2,111      EUR         1,800    03/12/04                (26)
USD           2,183      EUR         1,880    03/12/04                 (6)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
CAD           3,950      USD         2,833    12/01/03               (160)
EUR              22      USD            26    11/05/03                 --
EUR           2,420      USD         2,666    03/12/04               (137)
EUR           4,830      USD         5,320    03/12/04               (274)
GBP              67      USD           112    12/11/03                 (2)
                                                           --------------
                                                                     (503)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 78  Fixed Income I Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                    FIXED III - CLASS I                    LB AGGREGATE
                                                                    -------------------                    ------------
Inception                                                                 10000.00                           10000.00
1994                                                                       9637.00                            9633.00
1995                                                                      11032.00                           11140.00
1996                                                                      11788.00                           11792.00
1997                                                                      12875.00                           12840.00
1998                                                                      13759.00                           14039.00
1999                                                                      13985.00                           14114.00
2000                                                                      14868.00                           15144.00
2001                                                                      16765.00                           17349.00
2002                                                                      17408.00                           18370.00
2003                                                                      18950.00                           19272.00

Fixed Income III Fund - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,927               9.27%
5 Years                $      13,825               6.69%sec.
10 Years               $      18,950               6.60%sec.

Fixed Income III Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,905               9.05%
5 Years                $      13,694               6.49%sec.
10 Years               $      18,770               6.50%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,491               4.91%
5 Years                $      13,727               6.54%sec.
10 Years               $      19,272               6.78%sec.

 80  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide current income and capital appreciation. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Fixed Income III Fund Class I and Class E shares gained 9.27% and 9.05%, respectively. This compared to the Lehman Brothers Aggregate Bond Index, which gained 4.91% during the same period. Class I and Class E performance is net of operating expenses of 0.78% and 1.00%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The biggest contributor to Fund performance was its exposure to riskier fixed income sectors including investment grade corporate, high yield and emerging market debt. Over the past twelve months, the investment grade corporate bond market, represented by the Lehman US Credit Index, generated a 10.6% return, almost twice the return generated on the overall Lehman Aggregate Bond Index. The Lehman High Yield Index posted a 33.8% return for the same period. A slight overweight in the Fund to corporate bonds and a 9% average exposure to high yield securities helped performance relative to the benchmark as these sectors rebounded from the underperformance in the first three quarters of 2002.

The Fund's money managers also did well in managing risk given the volatility of interest rates and opportunities in the mortgage-backed securities market. Money managers added value by overweighting mortgage-backed securities early in the year and underweighting them as interest rates rose in the summer of 2003. The swift rise in interest rates hurt mortgage-backed securities in July.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

With increased fiscal and monetary stimulus created by tax cuts and Federal Reserve lending rates, and a better environment for businesses in general, the Fund's money managers positioned their portfolios to overweight corporate and high yield securities, which benefit from lower financing rates. Yield spreads between corporate bonds and Treasuries were wide as the fiscal year started, due to concerns over corporate governance and the high number of defaults by corporate issuers. This led the money managers to overweight corporate and high yield bonds while underweighting Treasury securities.

Over the year, investors' tolerance for risk increased as evidenced by strong cash flows into equity mutual funds. This helped corporate bonds, and as yields fell relative to Treasuries, the Fund's money managers took profits and reduced positions in corporate bonds. At the same time, as interest rates rose in July 2003, the Fund's money managers found more value in mortgage-backed securities and went from an underweight to a slight overweight position.

The Fund's money managers seek diversification across issuers, sectors, and interest rate strategies. At the end of the year, the Fund had very modest overweights to the mortgage-backed and investment grade corporate sectors. Whereas the Fund did have an 11% allocation to high yield securities in February 2003, these positions were reduced as profits were realized, leaving the allocation at fiscal year-end at approximately 9%.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

No changes were made to the Fund structure or its money manager line-up during the year.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Delaware was the strongest performer within the money manager line-up. Delaware allocated almost 20% of its portfolio in below-investment grade securities when spreads were widest in the fall of 2002.

PIMCO also did well over the fiscal year. PIMCO's performance benefited from its holding of corporate bonds in the utility and telecom sectors. Additionally, PIMCO held roughly 10% of its portfolio in high yield and emerging market debt, sectors which rallied over the year. By the end of the fiscal year, PIMCO had decreased its allocation to 5%.

TimesSquare outperformed the Fund's benchmark, primarily due to its overweight to corporate bonds, its low exposure to high yield and emerging market debt, and security selection that was rewarded within the corporate, high yield, and emerging market debt sectors. TimesSquare also benefited from an underweight to mortgage-backed securities in July when the sector underperformed dramatically due to the sharp rise in interest rates.

Morgan Stanley outperformed the Fund's benchmark, but lagged the other money managers. The firm expected rates to rise in August of 2002. Instead, interest rates fell further and did not start rising until July of 2003. Morgan did, however,

                                                       Fixed Income III Fund  81

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

add excess return through its corporate and mortgage-backed investments during the year.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The past fiscal year was favorable to active managers given the wide yield spreads within the corporate and high yield markets and divergent performance among issuer specific bonds. The Fund benefited from a market that rewarded investors who took credit risk at a very "distressed" time as the fiscal year started. Investors were also rewarded for holding asset-backed securities, and the Fund's overweight to this area helped add modest value. Finally, the Fund's money managers were rewarded for identifying issuer-specific credits that were trading at low dollar prices and whose revenues were sufficient to pay down debt.

Money Managers                                                       Styles


Delaware Management Company                  Sector Rotation
Morgan Stanley Investments, LP               Sector Rotation
Pacific Investment Management Company,
  LLC                                        Sector Rotation
TimesSquare Capital Management, Inc.         Sector Rotation

                              --------------------

*     Fixed Income III Fund Class I assumes initial investment on November 1,
      1993.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Fixed Income III Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 82  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 84.2%
Asset-Backed Securities - 3.8%
Alliance Pipeline US
   4.591% due 12/31/25                                    183             175
American Airlines, Inc.
   9.710% due 01/02/07                                    207             184
   6.817% due 05/23/11                                    105              93
   7.379% due 05/23/16                                    340             235
Capital One Multi-Asset
   Execution Trust
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                     85              86
Chase Funding Mortgage Loan Asset-Backed
   Certificates
   Series 2003-1 Class 1A1
   2.005% due 02/25/17                                    262             263
Chase Manhattan Auto Owner Trust
   Series 2002-B Class A2
   2.700% due 01/18/05                                      4               4
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    200             226
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                    275             271
Continental Airlines, Inc.
   7.033% due 06/15/11                                    529             446
   6.900% due 01/02/17                                    423             344
   6.900% due 01/02/18                                    105             104
   6.545% due 02/02/19                                    108             108
DaimlerChrysler NA Holding Corp.
   6.500% due 11/15/13                                    170             170
Delta Air Lines, Inc.
   7.299% due 09/18/06                                    100              88
Ford Credit Auto Owner Trust
   Series 2003-A Class A2A
   1.620% due 08/15/05                                    232             232
Harley-Davidson Motorcycle Trust
   Series 2002-2 Class A1
   1.910% due 04/15/07                                    165             165
   Series 2003-1 Class A1
   1.560% due 05/15/07                                    189             189
Home Equity Asset Trust
   Series 2003-5N Class A
   7.500% due 01/27/34                                     60              60

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Honda Auto Receivables Owner Trust
   Series 2002-4 Class A2
   1.660% due 06/15/05                                    210             210
   Series 2003-1 Class A2
   1.460% due 09/19/05                                    341             341
Kern River Funding Corp.
   4.893% due 04/30/18                                    177             175
Lehman ABS Manufactured
   Housing Contract
   Series 2001-B Class A1
   3.010% due 03/15/10                                     48              48
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    705             845
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                     81              76
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    435             474
Power Contract Financing LLC
   5.200% due 02/01/06                                    190             190
   6.256% due 02/01/10                                    115             113
Prudential Holdings LLC
   8.695% due 12/18/23                                    170             206
Sharps Special I LLC Trust
   Series 2002
   9.500% due 08/25/32                                     35              35
SLM Student Loan Trust (E)
   Series 1997-2 Class CTFS
   1.781% due 10/25/12                                    300             300
   Series 1998-1 Class A2
   1.711% due 10/25/11                                    331             335
Small Business Administration
   7.449% due 08/01/10                                    375             411
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  3,007           3,337
Systems 2001 AT LLC
   7.156% due 12/15/11                                    188             206
   6.664% due 09/15/13                                    160             177
Whole Auto Loan Trust
   Series 2002-1 Class A2
   1.880% due 06/15/05                                    236             237
World Financial Properties
   6.950% due 09/01/13                                    234             259
                                                                 ------------
                                                                       11,418
                                                                 ------------

                                                       Fixed Income III Fund  83

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corporate Bonds and Notes - 18.7%
Aetna, Inc.
   7.875% due 03/01/11                                    150             176
Ahold Finance USA, Inc.
   8.250% due 07/15/10                                    190             205
AIG SunAmerica Global Financing X
   6.900% due 03/15/32                                    200             225
Albertson's, Inc.
   7.500% due 02/15/11                                     80              91
   7.450% due 08/01/29                                     20              22
Allied Waste North America
   Series B
   8.500% due 12/01/08                                     65              72
   7.875% due 01/01/09                                    680             711
Altria Group, Inc.
   7.000% due 11/04/13                                     65              66
   7.750% due 01/15/27                                     60              62
Amerada Hess Corp.
   7.875% due 10/01/29                                    115             123
   7.300% due 08/15/31                                    300             300
America West Airlines
   6.870% due 01/02/17                                     21              20
   Series A
   6.850% due 07/02/09                                    169             153
American Airlines, Inc.
   Series 90-P
   10.600% due 03/04/09                                 1,013             760
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     40              41
American RE Corp.
   Series B
   7.450% due 12/15/26                                    310             337
Amkor Technology, Inc.
   7.750% due 05/15/13                                     80              85
Anheuser-Busch Cos., Inc.
   5.050% due 10/15/16                                    285             282
Anthem Insurance Cos., Inc.
   9.125% due 04/01/10                                    145             181
AON Corp.
   7.375% due 12/14/12                                    125             142
Appalachian Power Co.
   Series H
   5.950% due 05/15/33                                     45              42
Arrow Electronics, Inc.
   6.875% due 07/01/13                                    120             120
   6.875% due 06/01/18                                     15              14
ArvinMeritor, Inc.
   6.625% due 06/15/07                                     45              44

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ASIF Global Financing
   4.900% due 01/17/13                                    190             187
AT&T Corp. Step Up Bond
   7.000% due 11/15/06                                    200             222
   7.800% due 11/15/11                                    150             170
   8.500% due 11/15/31                                    185             210
AT&T Wireless Services, Inc.
   8.125% due 05/01/12                                    160             186
   8.750% due 03/01/31                                     90             108
Avista Corp.
   9.750% due 06/01/08                                    220             260
Avnet, Inc.
   9.750% due 02/15/08                                     20              22
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                                    470             504
Bank of America Corp.
   7.800% due 02/15/10                                     15              18
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    100             114
BCI US Funding Trust Step Up Bond (p)
   8.01% due 12/29/49                                     320             360
Bear Stearns Cos., Inc. (The)
   4.650% due 07/02/18                                    190             172
Boeing Capital Corp.
   6.100% due 03/01/11                                    150             160
   5.800% due 01/15/13                                     50              52
Boeing Co. (The)
   6.625% due 02/15/38                                     15              15
Bowater, Inc.
   6.500% due 06/15/13                                    260             239
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     60              65
Campbell Soup Co.
   5.875% due 10/01/08                                    115             126
Capital One Bank
   6.500% due 06/13/13                                    205             211
Carlyle High Yield Partners
   8.740% due 05/31/07                                    350             362
Cendant Corp.
   7.375% due 01/15/13                                    110             126
CenterPoint Energy Houston Electric LLC
   5.700% due 03/15/13                                    125             130
CenterPoint Energy Resources Corp.
   7.750% due 02/15/11                                    180             202
   7.875% due 04/01/13                                    225             256

 84  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Centerpoint Energy, Inc.
   6.850% due 06/01/15                                    265             266
Cigna Corp.
   6.375% due 10/15/11                                     40              43
Cincinnati Gas & Electric
   5.700% due 09/15/12                                     50              52
   Series A
   5.400% due 06/15/33                                     20              18
   Series B
   5.375% due 06/15/33                                     20              18
CIT Group, Inc.
   6.500% due 02/07/06                                    150             162
   6.875% due 11/01/09                                     55              62
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    205             228
Citigroup, Inc.
   3.500% due 02/01/08                                    570             569
   7.250% due 10/01/10                                    310             361
   5.625% due 08/27/12                                     85              90
   5.875% due 02/22/33                                    215             211
Clear Channel Communications, Inc.
   7.650% due 09/15/10                                     50              58
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     50              51
   Series D
   6.600% due 03/01/33                                     25              26
Comcast Cable Communications
   8.375% due 05/01/07                                    360             416
   6.750% due 01/30/11                                     45              50
Comcast Corp.
   5.850% due 01/15/10                                     80              85
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    105             118
Consolidated Natural Gas Co.
   Series C
   6.250% due 11/01/11                                     80              87
Constellation Energy Group, Inc.
   7.600% due 04/01/32                                     50              59
Consumers Energy Co.
   4.800% due 02/17/09                                     55              56
   4.000% due 05/15/10                                     30              28
   5.375% due 04/15/13                                     20              20
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    115             115

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corrections Corp. of America
   7.500% due 05/01/11                                    160             167
   7.500% due 05/01/11                                     75              78
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    120             117
   Series MTNK
   5.500% due 02/01/07                                     70              75
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    100             104
   6.125% due 11/15/11                                    140             152
   5.500% due 08/15/13                                     55              56
Daimler Chrysler Auto Trust
   Series 2000-E Class A3
   6.110% due 11/08/04                                      3               3
Daimler Chrysler Auto Trust
   Series 2002-A Class A2
   2.900% due 12/06/04                                     74              74
DaimlerChrysler NA Holding Corp.
   7.300% due 01/15/12                                     50              54
   8.500% due 01/18/31                                    100             112
Detroit Edison Co.
   6.350% due 10/15/32                                    150             158
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    145             142
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    145             163
Di Giorgio Corp.
   Series B
   10.000% due 06/15/07                                   200             195
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     60              65
Dow Chemical Co. (The)
   6.000% due 10/01/12                                    125             130
DPL, Inc.
   8.250% due 03/01/07                                    150             164
DR Horton, Inc.
   6.875% due 05/01/13                                     80              85
Dresdner Funding Trust I
   8.151% due 06/30/31                                    425             468
Duke Capital Corp.
   6.250% due 02/15/13                                     40              41
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     40              43
   6.875% due 02/01/11                                     20              22
Echostar DBS Corp.
   5.750% due 10/01/08                                     50              50
   9.375% due 02/01/09                                    105             112
   6.375% due 10/01/11                                    100             100

                                                       Fixed Income III Fund  85

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EL Paso Corp.
   7.875% due 06/15/12                                    300             256
Electronic Data Systems Corp.
   7.125% due 10/15/09                                     35              37
   6.000% due 08/01/13                                     50              47
Eli Lilly & Co.
   6.770% due 01/01/36                                    315             355
Enterprise Products Partners, LP
   Series B
   6.875% due 03/01/33                                    180             190
EOP Operating, LP
   7.500% due 04/19/29                                    120             131
Erac USA Finance Co.
   7.350% due 06/15/08                                    130             148
Exelon Corp.
   6.750% due 05/01/11                                     70              78
Farmers Exchange Capital
   7.050% due 07/15/28                                    250             232
Farmers Insurance Exchange
   8.625% due 05/01/24                                    310             320
Federated Department Stores
   7.000% due 02/15/28                                     80              87
FedEx Corp.
   7.600% due 07/01/97                                     90             104
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    330             358
First Union Capital I
   Series A
   7.935% due 01/15/27                                     80              90
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    330             350
   Series C
   7.375% due 11/15/31                                    170             182
FMC Corp.
   10.250% due 11/01/09                                    15              18
Ford Motor Co.
   6.625% due 10/01/28                                     40              33
   6.375% due 02/01/29                                    130             104
   7.450% due 07/16/31                                    485             438
Ford Motor Credit Co.
   6.875% due 02/01/06                                    435             455
   5.625% due 10/01/08                                    240             235
   5.800% due 01/12/09                                    400             390
   7.375% due 02/01/11                                    430             441
   7.250% due 10/25/11                                     55              56
   7.000% due 10/01/13                                     30              30
Franklin Resources, Inc.
   3.700% due 04/15/08                                    115             115

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gap, Inc. (The)
   10.550% due 12/15/08                                    70              85
General Electric Capital Corp.
   Series MTNA
   6.750% due 03/15/32                                    105             117
General Electric Co.
   5.000% due 02/01/13                                    400             402
General Motors Acceptance Corp.
   6.750% due 01/15/06                                     50              53
   4.500% due 07/15/06                                     45              46
   7.250% due 03/02/11                                    365             385
   6.875% due 09/15/11                                    790             815
   7.000% due 02/01/12                                     70              72
   8.000% due 11/01/31                                    180             186
General Motors Corp.
   7.125% due 07/15/13                                    125             130
   8.375% due 07/15/33                                    165             175
Golden West Financial Corp.
   4.125% due 08/15/07                                    160             165
Goldman Sachs Group Inc.
   5.250% due 10/15/13                                    230             231
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    455             515
Goodrich Corp.
   7.625% due 12/15/12                                     40              46
GTE Corp.
   6.940% due 04/15/28                                    205             214
GulfTerra Energy Partners, LP
   Series B
   8.500% due 06/01/10                                     85              93
Halliburton Co.
   5.500% due 10/15/10                                    135             137
Harleysville Group, Inc.
   5.750% due 07/15/13                                     60              59
Harrah's Operating Co., Inc.
   8.000% due 02/01/11                                     75              86
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     35              42
Hartford Life, Inc.
   7.650% due 06/15/27                                    140             165
HCA Inc.
   5.250% due 11/06/08                                     90              90
   7.500% due 11/06/33                                     50              50
HCA, Inc.
   6.300% due 10/01/12                                     30              30
   7.500% due 12/15/23                                    200             198
   7.580% due 09/15/25                                     55              55
Health Net, Inc.
   8.375% due 04/15/11                                    120             143

 86  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Healthsouth Corp. (O)
   8.500% due 02/01/08                                    460             407
Hertz Corp.
   7.625% due 08/15/07                                     35              38
Hilton Hotels Corp.
   7.625% due 12/01/12                                    190             210
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    165             182
Honeywell International, Inc.
   6.125% due 11/01/11                                     75              82
Household Finance Corp.
   4.625% due 01/15/08                                     90              93
   5.875% due 02/01/09                                    245             265
   6.375% due 10/15/11                                    190             208
   6.375% due 11/27/12                                    150             164
HVB Funding Trust I
   8.741% due 06/30/31                                    200             226
HVB Funding Trust III
   9.000% due 10/22/31                                    165             192
Hyatt Equities LLC
   6.875% due 06/15/07                                     85              90
Insight Midwest, LP/Insight Capital, Inc.
   10.500% due 11/01/10                                   165             172
International Lease Finance Corp.
   6.375% due 03/15/09                                    155             171
   5.875% due 05/01/13                                     80              83
International Paper Co.
   5.850% due 10/30/12                                     60              62
   5.300% due 04/01/15                                     45              44
Iron Mountain, Inc.
   7.750% due 01/15/15                                     80              85
   6.625% due 01/01/16                                     40              39
iStar Financial, Inc.
   7.000% due 03/15/08                                     35              38
   8.750% due 08/15/08                                     35              40
ITC Holdings Corp.
   5.250% due 07/15/13                                     65              61
ITT Industries, Inc.
   7.400% due 11/15/25                                    135             151
Jabil Circuit, Inc.
   5.875% due 07/15/10                                    105             108
John Hancock Global Funding II
   7.900% due 07/02/10                                    100             119
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    165             180

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase & Co.
   5.350% due 03/01/07                                     75              80
   7.000% due 11/15/09                                     10              11
   6.750% due 02/01/11                                     70              79
   6.625% due 03/15/12                                     35              39
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    465             519
Kennametal, Inc.
   7.200% due 06/15/12                                    110             116
Kerr-McGee Corp.
   5.875% due 09/15/06                                     20              21
   6.875% due 09/15/11                                     30              33
   7.875% due 09/15/31                                     25              28
Key Energy Services, Inc.
   6.375% due 05/01/13                                     65              65
KeySpan Corp.
   7.250% due 11/15/05                                    150             165
Kraft Foods, Inc.
   5.250% due 06/01/07                                     75              79
   4.000% due 10/01/08                                    315             314
   5.625% due 11/01/11                                    220             229
   6.250% due 06/01/12                                     50              54
   5.250% due 10/01/13                                    145             144
Kroger Co.
   7.250% due 06/01/09                                    175             200
   8.000% due 09/15/29                                     75              89
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    185             207
Liberty Media Corp.
   3.500% due 09/25/06                                    770             759
   5.700% due 05/15/13                                    100              98
   8.250% due 02/01/30                                    125             143
Lockheed Martin Corp.
   8.200% due 12/01/09                                    600             728
   7.750% due 05/01/26                                     45              54
   8.500% due 12/01/29                                    165             214
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    105             113
Lone Star Industries
   8.850% due 06/15/05                                    270             282
Lyondell Chemical Co.
   Series B
   9.875% due 05/01/07                                    330             335
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    115             138
Marathon Oil Corp.
   6.800% due 03/15/32                                     60              64

                                                       Fixed Income III Fund  87

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Massachusetts Mutual Life
   Insurance Co.
   5.625% due 05/15/33                                    250             237
May Department Stores Co. (The)
   7.875% due 03/01/30                                    145             171
MBNA Corp.
   6.125% due 03/01/13                                    135             143
MeadWestvaco Corp.
   6.850% due 04/01/12                                     50              55
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    275             293
Mediacom LLC/Mediacom
   Capital Corp.
   9.500% due 01/15/13                                    150             143
Metaldyne Corp.
   10.000% due 11/01/13                                   220             215
MGM Mirage
   8.500% due 09/15/10                                    135             153
Michaels Stores, Inc.
   9.250% due 07/01/09                                    225             248
Miller Brewing Co.
   4.250% due 08/15/08                                     70              71
   5.500% due 08/15/13                                    165             168
Mizuho Preferred Capital Co. LLC Step Up Bond
   (p)
   8.790% due 12/29/49                                    690             738
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     45              51
Monongahela Power Co.
   5.000% due 10/01/06                                     40              41
Monumental Global Funding II
   3.850% due 03/03/08                                    200             201
Morgan Stanley
   6.750% due 04/15/11                                    225             253
   5.300% due 03/01/13                                    120             122
Nabisco, Inc.
   6.850% due 06/15/05                                    120             129
Natexis Ambs Co. LLC (p)
   8.440% due 12/29/49                                    185             217
National Rural Utilities
   Cooperative Finance
   5.750% due 08/28/09                                     85              91
Nationwide Financial Services
   6.250% due 11/15/11                                    265             284
Nationwide Mutual Insurance Co.
   7.875% due 04/01/33                                    270             307
NB Capital Trust IV
   8.250% due 04/15/27                                    115             133

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New York Life Insurance Co.
   5.875% due 05/15/33                                    130             127
News America Holdings
   7.750% due 12/01/45                                    230             265
   8.250% due 10/17/96                                     45              52
News America, Inc.
   7.300% due 04/30/28                                    135             149
Nisource Finance Corp.
   7.625% due 11/15/05                                     45              49
   7.875% due 11/15/10                                    300             356
Norfolk Southern Corp.
   7.900% due 05/15/97                                    280             325
Northern Border Pipeline Co.
   6.250% due 05/01/07                                    170             185
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    135             180
Ohio Edison Co.
   5.450% due 05/01/15                                     55              54
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     25              26
   Series G
   6.600% due 02/15/33                                     35              36
Omnicare, Inc.
   6.125% due 06/01/13                                     55              54
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                    145             163
Owens-Brockway
   7.750% due 05/15/11                                     50              53
   8.750% due 11/15/12                                     55              60
Pacific Gas & Electric Co. (p)
   7.960% due 10/31/49                                    400             405
Packaging Corp. of America
   5.750% due 08/01/13                                     40              40
PanAmSat Corp.
   8.500% due 02/01/12                                     80              86
Pemex Project Funding Master Trust
   8.000% due 11/15/11                                     20              22
   8.625% due 02/01/22                                    190             205
PHH Corp.
   7.125% due 03/01/13                                     50              56
Popular North America, Inc.
   4.250% due 04/01/08                                    180             183
Portola Packaging, Inc.
   10.750% due 10/01/05                                   170             169
Progress Energy, Inc.
   7.000% due 10/30/31                                    185             198
Prudential Funding LLC
   6.600% due 05/15/08                                    110             123

 88  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prudential Holdings LLC
   Series FSA
   7.245% due 12/18/23                                    370             410
PSEG Energy Holdings, Inc.
   7.750% due 04/16/07                                    275             279
   8.625% due 02/15/08                                    190             198
Pulte Homes, Inc.
   7.875% due 08/01/11                                     20              23
   6.375% due 05/15/33                                     35              34
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     25              23
   6.500% due 11/15/18                                     25              20
Raytheon Co.
   8.200% due 03/01/06                                    200             223
   8.300% due 03/01/10                                     50              60
RBS Capital Trust I (p)
   4.709% due 12/29/49                                    460             433
Safeway, Inc.
   5.800% due 08/15/12                                     55              57
Schuler Homes, Inc.
   9.380% due 07/15/09                                    270             303
Sealed Air Corp.
   5.380% due 04/15/08                                     35              36
   5.625% due 07/15/13                                     60              60
Sears Roebuck Acceptance
   7.000% due 06/01/32                                     50              55
Simon Property Group, LP
   6.375% due 11/15/07                                     85              93
Smithfield Foods, Inc.
   Series B
   8.000% due 10/15/09                                    105             116
   7.750% due 05/15/13                                     30              32
Sovereign Bancorp, Inc.
   10.500% due 11/15/06                                   570             676
Sprint Capital Corp.
   6.125% due 11/15/08                                     80              85
   6.375% due 05/01/09                                     75              80
   8.375% due 03/15/12                                    265             303
   6.875% due 11/15/28                                    250             236
   8.750% due 03/15/32                                    375             428
Starwood Hotels & Resorts
   Worldwide, Inc.
   7.375% due 05/01/07                                     20              22
   7.875% due 05/01/12                                    135             150
Station Casinos, Inc.
   8.375% due 02/15/08                                     40              44
TCI Communications, Inc.
   7.875% due 02/15/26                                     80              92

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TECO Energy, Inc.
   7.200% due 05/01/11                                    405             408
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    270             349
   7.875% due 08/01/13                                    225             263
Tenaska Alabama II Partners, LP
   6.130% due 03/30/23                                    155             158
Tenet Healthcare Corp.
   7.375% due 02/01/13                                    235             228
   6.875% due 11/15/31                                    130             114
Tennessee Gas Pipeline Co.
   8.375% due 06/15/32                                    440             446
Tesoro Petroleum Corp.
   8.000% due 04/15/08                                    440             466
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                     45              49
Time Warner Cos.
   7.570% due 02/01/24                                     35              39
Time Warner Cos., Inc.
   8.050% due 01/15/16                                    665             779
Time Warner Entertainment Co., LP
   Series*
   8.375% due 03/15/23                                    160             194
Time Warner, Inc.
   7.975% due 08/15/04                                    375             391
   6.750% due 04/15/11                                     30              33
   9.125% due 01/15/13                                    110             138
   7.625% due 04/15/31                                    115             129
   7.700% due 05/01/32                                    130             147
Toll Corp.
   8.250% due 12/01/11                                    105             117
Toys R US, Inc.
   7.380% due 10/15/18                                     60              61
TRAC-X NA
   Series SER2
   4.250% due 03/25/09                                    200             200
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    110             110
TXU Energy Co.
   7.000% due 03/15/13                                    390             425
Tyson Foods, Inc.
   8.250% due 10/01/11                                    125             148
Union Pacific Corp.
   5.750% due 10/15/07                                    370             400
   6.125% due 01/15/12                                    165             179
Union Planters Corp.
   7.750% due 03/01/11                                    125             146
United States Steel Corp.
   9.750% due 05/15/10                                    175             185

                                                       Fixed Income III Fund  89

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Universal Corp.
   6.500% due 02/15/06                                    115             125
Univision Communications, Inc.
   7.850% due 07/15/11                                    325             383
USA Interactive
   6.750% due 11/15/05                                    175             189
   7.000% due 01/15/13                                    230             254
UST, Inc.
   6.625% due 07/15/12                                    200             219
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    160             165
Valspar Corp.
   6.000% due 05/01/07                                    185             197
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    100             106
Verizon New York, Inc.
   Series B
   7.375% due 04/01/32                                     95             103
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    190             203
Verizon/New England
   6.500% due 09/15/11                                     10              11
Vertis, Inc.
   Series B
   10.875% due 06/15/09                                    75              77
Vornado Realty Trust
   5.625% due 06/15/07                                     65              69
Washington Mutual, Inc.
   8.250% due 04/01/10                                     60              71
Waste Management, Inc.
   7.000% due 07/15/28                                    135             145
Wells Fargo & Co.
   4.950% due 10/16/13                                    125             125
Wendy's International, Inc.
   6.200% due 06/15/14                                    155             169
Weyerhaeuser Co.
   5.250% due 12/15/09                                     85              88
   6.750% due 03/15/12                                    105             114
Wilmington Trust Corp.
   4.875% due 04/15/13                                    165             159
Wisconsin Energy Corp.
   6.200% due 04/01/33                                     25              25
Xerox Corp.
   7.130% due 06/15/10                                     90              92
XTO Energy, Inc.
   7.500% due 04/15/12                                    250             280

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
York International Corp.
   6.625% due 08/15/06                                    125             135
Zurich Capital Trust I
   8.376% due 06/01/37                                    570             647
                                                                 ------------
                                                                       57,014
                                                                 ------------

Emerging Markets Debt - 1.5%
Brazilian Government International Bond (E)
   2.000% due 04/15/06                                    500             488
   9.250% due 10/22/10                                    355             354
   10.000% due 08/07/11                                   260             265
   Series RG
   2.188% due 04/15/09                                     65              59
Bulgaria Government International Bond (E)
   1.938% due 07/28/24                                    220             217
Colombia Government
   International Bond
   10.750% due 01/15/13                                   185             202
   10.375% due 01/28/33                                   325             327
Kyivstar GSM
   12.750% due 11/21/05                                   180             200
OAO Gazprom
   Series REGS
   9.625% due 03/01/13                                    680             736
Peru Government International Bond
   9.125% due 02/21/12                                    100             112
Russia Government International Bond
   5.000% due 03/31/30                                    465             434
Uruguay Government
   International Bond
   7.875% due 01/15/33                                    695             466
Venezuela Government
   International Bond                                     640             551
   2.313% due 12/18/07                                    107              99
   6.750% due 03/31/20                                    160             138
   9.250% due 09/15/27                                     30              24
                                                                 ------------
                                                                        4,672
                                                                 ------------

International Debt - 7.2%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                    275             305
Abitibi-Consolidated, Inc.
   8.550% due 08/01/10                                     30              33
   8.850% due 08/01/30                                     60              62
Aegon NV
   4.750% due 06/01/13                                    130             126

 90  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arlington Street CDO, Ltd.
   Series 2000-1A Class A2
   7.660% due 06/10/12                                    939             967
AXA
   8.600% due 12/15/30                                    105             129
Bahamas Government
   International Bond
   6.625% due 05/15/33                                    215             217
Bowater Canada Finance
   7.950% due 11/15/11                                     90              91
Brazil, Republic of
   10.125% due 05/15/27                                   455             428
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    210             245
British Telecommunications PLC
   8.375% due 12/15/10                                    240             290
Cable & Wireless Optus, Ltd.
   8.125% due 06/15/09                                    140             164
Chile Government International Bond
   5.500% due 01/15/13                                  2,000           2,044
Conoco Funding Co.
   6.350% due 10/15/11                                    515             571
DBS Capital Funding Corp. (p)
   7.657% due 03/15/49                                    340             382
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    265             319
   8.750% due 06/15/30                                    475             598
Dominican Republic
   International Bond
   9.040% due 01/23/13                                    180             142
   9.040% due 01/23/13                                    215             166
   2.063% due 08/30/24                                    500             375
El Salvador Government
   International Bond
   7.750% due 01/24/23                                    245             253
Evergreen Funding, Ltd. (E)
   Series REGS
   1.660% due 11/15/10                                    401             328
France Telecom
   8.450% due 03/01/06                                    750             840
   9.000% due 03/01/11                                    795             960
   9.750% due 03/01/31                                    200             264
Hutchison Whampoa International 03/13, Ltd.
   6.500% due 02/13/13                                    320             333

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Inco, Ltd.
   7.750% due 05/15/12                                     60              70
   5.700% due 10/15/15                                    115             117
   7.200% due 09/15/32                                     65              70
ING Bank NV
   5.125% due 05/01/15                                    355             351
Intelsat Ltd.
   5.250% due 11/01/08                                     90              90
   6.500% due 11/01/13                                    460             459
Korea Development Bank
   4.250% due 11/13/07                                     45              46
   5.500% due 11/13/12                                     15              15
Mantis Reef, Ltd.
   4.690% due 11/14/08                                    200             199
Mexico Government International Bond
   8.375% due 01/14/11                                     35              41
   6.375% due 01/16/13                                    100             103
   5.880% due 01/15/14                                    295             289
   11.375% due 09/15/16                                   200             281
   8.000% due 09/24/22                                    300             324
   8.300% due 08/15/31                                    375             415
Newcourt Credit Group, Inc.
   Series B
   6.875% due 02/16/05                                     70              74
Noranda, Inc.
   6.000% due 10/15/15                                     95              96
Nordea Bank Sweden AB
   5.250% due 11/30/12                                    335             341
Oil Insurance, Ltd.
   5.150% due 08/15/33                                    265             267
Petro-Canada
   5.350% due 07/15/33                                     55              48
Petroleos Mexicanos
   9.500% due 09/15/27                                    130             150
Province of Quebec
   7.500% due 07/15/23                                    490             595
PTC International Finance II SA
   11.250% due 12/01/09                                   320             350
Ras Laffan Liquefied Natural
   Gas Co., Ltd.
   8.294% due 03/15/14                                     60              70
Rhodia SA
   8.875% due 06/01/11                                    345             307
Royal Bank of Scotland Group PLC (p)
   Series 1
   9.118% due 03/31/49                                    700             871
Royal KPN NV
   8.000% due 10/01/10                                    380             452

                                                       Fixed Income III Fund  91

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Santander Financial Issuances
   6.375% due 02/15/11                                    180             197
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    170             197
Sappi Papier Holding AG
   6.750% due 06/15/12                                     40              43
Shaw Communications, Inc.
   8.250% due 04/11/10                                    105             116
Singapore Telecommunications, Ltd.
   7.375% due 12/01/31                                    245             285
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    345             309
Standard Chartered Bank
   8.000% due 05/30/31                                    120             143
Stora Enso Oyj
   7.375% due 05/15/11                                    105             121
Telecom Italia Capital
   5.250% due 11/15/13                                    285             284
   6.380% due 11/15/33                                    155             154
TELUS Corp.
   7.500% due 06/01/07                                    100             111
   8.000% due 06/01/11                                    580             667
TPSA Finance BV
   7.750% due 12/10/08                                    345             382
Tyco International Group SA
   6.375% due 10/15/11                                    600             624
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    900             936
Weatherford International, Ltd.
   4.950% due 10/15/13                                    220             215
Westpac Banking Corp.
   4.625% due 06/01/18                                     65              60
                                                                 ------------
                                                                       21,967
                                                                 ------------

Mortgage-Backed Securities - 40.7%
Ameriquest Mortgage Securities, Inc. (E)
   Series 2000-2 Class A
   1.420% due 07/15/30                                     26              26
ARC Net Interest Margin Trust
   Series 2002-5A Class A
   7.750% due 07/27/32                                     14              14
Aurora Loan Services (E)
   Series 2000-2 Class 2A1
   1.820% due 05/25/30                                     92              92

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Mortgage Securities (E)
   Series 2003-D Class 1A2
   3.428% due 05/25/33                                     35              34
   Series 2003-F Class 1A1
   2.970% due 07/25/33                                    134             135
   Series 2003-I Class 2A4
   3.828% due 10/25/33                                    265             264
Bear Stearns Adjustable Rate
   Mortgage Trust
   Series 2003-7 Class 8A
   4.831% due 10/25/33                                    288             282
Cendant Mortgage Corp.
   Series 2002-4 Class A6
   6.500% due 07/25/32                                    159             161
Citicorp Mortgage Securities, Inc.
   Series 2001-12 Class M
   6.394% due 08/25/31                                    123             124
Countrywide Alternative Loan Trust
   Series 2002-7 Class CB11
   6.750% due 08/25/32                                    142             143
CS First Boston Mortgage
   Securities Corp.
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                                    337             355
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                    725              52
   Series 2002-22 Class 1AIO
   8.000% due 07/25/32                                    925              69
   Series 2002-22 Class 2AIO
   6.000% due 06/25/32                                  4,250             145
   Series 2002-30 Class 1A1
   7.500% due 11/25/32                                    100             104
   Series 2002-34 Class 1A1
   7.500% due 12/25/32                                    196             208
   Series 2002-34 Class 4A1
   5.500% due 11/25/17                                    208             210
   Series 2003-23 Class 5A1
   6.000% due 09/25/33                                    169             173
   Series 2003-23 Class 6A1
   6.500% due 09/25/33                                    327             344
   Series 2003-23 Class 7A1
   5.000% due 09/25/18                                    272             277
   Series 2003-8 Class 5A1
   6.500% due 04/25/33                                    358             371
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   1.620% due 06/25/26                                    125             126

 92  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
   15 Year Gold TBA
   4.500% (delta)                                       1,205           1,202
   5.000% (delta)                                       3,035           3,081
   5.500% (delta)                                         130             133
   30 Year TBA Gold
   5.000% (delta)                                       4,010           3,946
   5.500% (delta)                                       4,670           4,708
   6.000% (delta)                                         840             860
   6.500% (delta)                                       7,980           8,301
   6.000% due 2016                                        165             171
   8.500% due 2017                                        154             169
   10.500% due 2017                                        53              62
   5.000% due 2018                                        664             675
   10.000% due 2020                                       159             178
   8.500% due 2025                                         64              69
   3.648% due 2027                                        158             163
   8.500% due 2027                                        322             351
   3.630% due 2028                                         99             102
   3.690% due 2028                                        125             129
   7.000% due 2030                                        592             621
   7.500% due 2030                                        558             593
   7.820% due 2030                                         33              34
   8.000% due 2030                                        260             279
   7.000% due 2031                                        740             777
   7.500% due 2031                                         64              68
   8.000% due 2031                                        129             139
   6.500% due 2032                                      1,066           1,108
   7.500% due 2032                                      1,127           1,200
   5.000% due 2033                                        904             892
   5.000% due 2033                                        150             148
   6.000% due 2033                                        401             412
   6.500% due 2033                                      1,857           1,932
   6.500% due 2043                                        370             389
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    187             192
   Series 2001-2346 Class PC
   6.500% due 12/15/13                                      8               8
   Series 2003-2591 Class IQ
   5.000% due 06/15/17                                    775              97
   Series 2003-2610 Class UI
   6.500% due 05/15/33                                    441              63
   Series 2003-2613 Class DI
   5.500% due 05/15/27                                    632              78

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2002-50 Class A3
   2.182% due 09/27/07                                    215             215
   Series 2003-54 Class 2AIO
   0.249% due 02/25/43                                 13,890             113
   Series 2003-54 Class 3AIO
   0.807% due 02/25/43                                  2,833              76
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                    150             149
Federal National Mortgage Association
   15 Year TBA
   4.500% (delta)                                       4,435           4,429
   5.000% (delta)                                       4,530           4,600
   5.500% (delta)                                       2,445           2,517
   30 Year TBA
   5.000% (delta)                                       2,605           2,569
   5.500% (delta)                                      10,320          10,413
   6.000% (delta)                                       6,355           6,523
   6.500% (delta)                                       1,775           1,843
   7.000% (delta)                                         850             895
   10.000% due 2005                                         5               5
   6.000% due 2016                                         88              92
   5.000% due 2017                                      1,322           1,345
   5.500% due 2017                                      1,356           1,397
   6.000% due 2017                                      4,318           4,489
   6.500% due 2017                                        161             169
   5.000% due 2018                                      2,176           2,213
   5.500% due 2018                                        633             653
   6.000% due 2018                                        585             609
   10.000% due 2018                                       115             130
   10.000% due 2024                                       119             133
   3.366% due 2025                                         73              75
   3.664% due 2026                                        567             587
   7.500% due 2027                                        136             145
   7.000% due 2028                                        173             182
   7.000% due 2029                                        709             744
   7.500% due 2029                                        229             243
   8.000% due 2029                                         54              58
   8.500% due 2029                                          8               9
   7.000% due 2030                                         72              75
   7.500% due 2030                                        225             239
   8.500% due 2030                                      1,238           1,330
   9.500% due 2030                                        244             272
   6.500% due 2031                                        701             731
   7.000% due 2031                                      2,134           2,241
   7.500% due 2031                                      1,286           1,365
   8.000% due 2031                                      1,408           1,509
   8.500% due 2031                                      1,199           1,286

                                                       Fixed Income III Fund  93

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2032                                      1,095           1,124
   6.500% due 2032                                      1,099           1,147
   7.000% due 2032                                      2,041           2,160
   7.500% due 2032                                        762             810
   8.000% due 2032                                        176             189
   5.500% due 2033                                      1,121           1,133
   6.000% due 2033                                      3,923           4,030
   6.500% due 2033                                        927             963
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  2,552           2,686
   Series 2002-50 Class SC
   6.980% due 12/25/29                                    230              14
   Series 2003-16 Class NI
   5.000% due 02/25/15                                    862              64
   Series 2003-20 Class WI
   6.000% due 08/25/32                                    147              24
   Series 2003-25 Class IK
   7.000% due 04/25/33                                    443              61
   Series 2003-33 Class IA
   6.500% due 05/25/33                                    635              96
   Series 2003-58 Class IM
   6.000% due 07/25/33                                    542             105
Federal National Mortgage Association Interest
   Only STRIP
   Series 1997-281 Class 2
   9.000% due 11/01/26                                    122              26
   Series 2000-306 Class IO
   8.000% due 05/01/30                                    171              31
   Series 2001-317 Class 2
   8.000% due 08/01/31                                    199              35
   Series 2002-320 Class 2
   7.000% due 03/01/32                                     93              16
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.605% due 04/25/42                                  8,721             348
   Series 2002-W4 Class A1
   4.500% due 05/25/42                                     20              20
   Series 2002-W6 Class 2AIO
   0.367% due 06/25/42                                  6,490             154
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  1,700           1,696
   Series 2003-W6 Class 1A11
   2.115% due 10/25/42                                    239             239
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                    106             115

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   1.720% due 09/25/31                                    324             324
First Union-Lehman Brothers-
   Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                    420             468
Federal Home Loan Mortgage Corporation Interest
   Only STRIP
   Series 1998-191 Class IO
   8.000% due 01/01/28                                    101              19
   Series 1998-194 Class IO
   6.500% due 04/01/28                                    355              53
   Series 2001-212 Class IO
   6.000% due 05/01/31                                    372              56
   Series 2001-215 Class IO
   8.000% due 06/01/31                                    256              45
Government National Mortgage Association (E)
   Series 1999-27 Class SE
   7.480% due 08/16/29                                    541              56
   Series 1999-44 Class SA
   7.430% due 12/16/29                                    471              56
   Series 2000-29 Class S
   7.380% due 09/20/30                                    245              24
   Series 2002-27 Class SA
   6.880% due 05/16/32                                    379              35
   Series 2002-62 Class B
   4.763% due 01/16/25                                    160             164
   Series 2003-18 Class YI
   5.500% due 03/20/33                                    397              66
Government National Mortgage Association I
   30 Year TBA
   5.500% (delta)                                         685             691
   6.000% (delta)                                         920             950
   10.500% due 2016                                        57              67
   11.000% due 2020                                       129             152
   10.000% due 2022                                       115             128
   7.500% due 2024                                         88              95
   6.500% due 2028                                        401             420
   6.500% due 2029                                         20              21
   6.500% due 2032                                      1,412           1,477
   7.500% due 2032                                        207             221
   5.500% due 2033                                        181             184

 94  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association II (E)
   4.750% due 2023                                         64              66
   5.625% due 2023                                        161             166
   4.750% due 2024                                        463             473
   5.625% due 2024                                        449             463
   4.375% due 2025                                        567             575
   4.750% due 2025                                         14              15
   5.625% due 2026                                        242             250
   4.375% due 2027                                        402             408
   4.750% due 2027                                        333             339
   5.625% due 2027                                         38              39
   4.375% due 2028                                         14              14
   3.500% due 2030                                        878             881
GSAMP Trust
   Series 2002-WFN Class Note
   8.250% due 10/20/32                                     41              41
GSMPS Mortgage Loan Trust
   Series 2003-3 Class A1
   7.000% due 06/25/43                                    700             746
MASTR Alternative Loans Trust
   Series 2003-2 Class 7A1
   7.000% due 12/25/32                                    215             219
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    185             147
Novastar Caps Trust
   Series 2002-C1 Class A
   7.150% due 09/25/31                                     27              27
Option One Mortgage Securities Corp. NIM Trust
   Series 2002-2A Class CFTS
   8.830% due 06/26/32                                     30              30
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB2
   6.830% due 06/25/30                                    104             105
   Series 2000-4 Class CB3
   6.830% due 06/25/30                                     59              59
Residential Asset Mortgage
   Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                  1,138              63
Salomon Brothers Mortgage
   Securities VII
   Series 1999-C1 Class J
   7.000% due 05/18/32                                    140             110

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   7.000% due 11/25/32                                    147             153
   Series 2003-33H Class 1A1
   5.500% due 10/25/33                                    300             300
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    260             273
   Series 2002-1 Class 2IO
   0.246% due 08/15/31                                 20,047             281
Washington Mutual (E)
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                    135             135
   Series 2003-S1 Class A1
   5.000% due 04/25/33                                    218             220
Washington Mutual Mortgage
   Securities Corp.
   Series 2001-2 Class B3
   7.260% due 01/25/31                                     58              58
Wells Fargo Mortgage Backed Securities Trust
   Series 2002-9 Class B1
   6.250% due 06/25/32                                    143             144
   Series 2003-K Class 2A5
   4.522% due 11/25/33                                    160             148
                                                                 ------------
                                                                      123,713
                                                                 ------------

Non-US Bonds - 1.6%
Bank Nederlandse Gemeenten
   5.000% due 02/04/08                           AUD    1,200             822
BAT International Finance PLC
   4.875% due 02/25/09                           EUR       80              94
Dexia Municipal Agency
   5.750% due 04/07/09                           NZD    1,215             719
France Telecom
   7.000% due 12/23/09                           EUR       45              59
General Motors Corp.
   8.380% due 07/05/33                           EUR      200             249
International Finance Corp.
   6.750% due 07/15/09                           NZD      245             153
KBC Bank Funding Trust I (p)
   6.880% due 06/30/49                                  1,000           1,259

                                                       Fixed Income III Fund  95

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mexico Government International Bond Value
   Recovery Rights (AE)(E)
   Series B
   0.000% due 06/01/04                                    300               3
   Series C
   0.000% due 06/01/05                                    300               1
   Series D
   0.000% due 06/30/06                                    300               1
   Series E
   0.000% due 06/01/07                                    300              --
Olivetti Finance NV
   5.875% due 01/24/08                           EUR       45              56
Philippines, Republic of
   10.625% due 03/16/25                                   465             503
South Africa Government
   International Bond
   5.250% due 05/16/13                           EUR      805             891
                                                                 ------------
                                                                        4,810
                                                                 ------------

Municipal Bonds - 0.7%
City of Forsyth Montana Revenue Bonds (E)
   5.200% due 05/01/33                                     95              97
County of Clark Nevada General Obligation
   Limited, weekly demand (u)
   5.000% due 06/01/32                                  1,000           1,002
Golden State Tobacco Securitization Corp..
   Revenue Bonds,
   weekly demand
   5.630% due 06/01/38                                    140             136
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                     75              71
State of Illinois General
   Obligation Unlimited
   5.100% due 06/01/33                                    410             370
State of Oregon General Obligation Unlimited,
   annual demand
   5.890% due 06/01/27                                    295             299
                                                                 ------------
                                                                        1,975
                                                                 ------------
United States Government Agencies - 0.5%
Federal Home Loan Bank System
   4.125% due 01/14/05                                    310             319
Federal Home Loan Mortgage Corp.
   2.750% due 03/15/08                                    280             273

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association
   4.375% due 03/15/13                                    435             424
Financing Corp. Interest Only STRIP
   Series 15P
   0.000% due 03/07/19                                     90              38
   0.000% due 04/05/19                                    475             198
   0.000% due 09/26/19                                    535             216
                                                                 ------------
                                                                        1,468
                                                                 ------------

United States Government Treasuries - 9.5%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (s)                                932           1,016
   3.625% due 01/15/08                                    143             159
   3.875% due 01/15/09                                  1,463           1,655
   3.500% due 01/15/11                                    106             120
   3.375% due 01/15/12                                  4,782           5,370
   3.000% due 07/15/12                                  2,289           2,505
   1.875% due 07/15/13                                    166             165
   3.375% due 04/15/32                                    515             621
United States Treasury Note
   7.875% due 11/15/04                                  4,085           4,360
   1.625% due 09/30/05                                    690             688
   4.625% due 05/15/06                                  3,140           3,333
   3.130% due 10/15/08                                  1,400           1,392
   6.500% due 02/15/10                                    500             580
   5.000% due 02/15/11                                     15              16
   4.250% due 08/15/13                                     75              75
   8.750% due 05/15/17                                  1,205           1,680
   8.125% due 08/15/19                                  3,350           4,497
   6.000% due 02/15/26                                    720             791
                                                                 ------------
                                                                       29,023
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $249,677)                                                       256,060
                                                                 ------------

COMMON STOCKS - 0.1%
Other Energy - 0.1%
Nexen, Inc.                                            18,650             466
                                                                 ------------

TOTAL COMMON STOCKS
(cost $466)                                                               466
                                                                 ------------

 96  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
Centaur Funding Corp.                                 525,000             629
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $519)                                                               629
                                                                 ------------

Short-Term Investments - 33.0%
ABN AMRO North America Discount Note (c)
   1.070% due 01/26/04                                  1,500           1,496
Anz Del, Inc. Discount Commercial Paper (c)
   1.070% due 01/12/04                                  1,900           1,895
Bank of America Corp.
   Series MTNI
   1.450% due 10/22/04                                    575             577
Bundesschatzanweisungen
   4.250% due 03/12/04                                  1,450           1,698
CIT Group, Inc.
   5.625% due 05/17/04                                    600             613
Danske Corp. Commercial Paper (c)
   1.075% due 01/12/04                                  2,000           1,994
Federal Home Loan Bank Discount Note (c)
   1.065% due 03/19/04                                    500             497
Federal Home Loan Mortgage Corp. Discount Notes
   (c)
   1.065% due 01/21/04                                  1,900           1,894
Federal National Mortgage Association Discount
   Note
   1.010% due 11/13/03 (c)(y)                           2,100           2,093
   1.055% due 11/19/03 (c)(y)                           2,400           2,399
   1.080% due 12/09/03 (c)(y)                           2,500           2,490
   1.110% due 12/11/03 (c)(y)                             700             697
   1.080% due 01/28/04 (y)                              2,800           2,792
   1.090% due 03/01/04 (y)                              3,000           2,989
   1.080% due 03/24/04 (y)                                700             696
First Security Corp.
   5.875% due 11/01/03                                  3,000           3,000
Ford Credit Auto Owner Trust
   Series 2001-B Class A4
   5.120% due 10/15/04                                     43              43
Frank Russell Investment Company Money Market
   Fund                                            54,586,000          54,586
General Electric Capital Corp. Commercial Paper
   (c)(y)
   1.030% due 11/13/03                                    100             100
   1.030% due 11/19/03                                    500             499

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
General Electric Commercial Paper
   1.070% due 11/06/03 (c)(y)                           1,100           1,097
General Motors Acceptance Corp. (c)
   1.569% due 07/30/04                                  1,000             998
Great Lakes Power, Inc.
   9.000% due 08/01/04                                    115             119
HBOS Treasury Services PLC Commercial Paper
   (c)(y)
   1.090% due 12/09/03                                  1,800           1,795
Lloyds Bank PLC (c)(y)
   1.065% due 02/26/04                                  1,800           1,793
Pacific Investment Management Co. Series High
   Yield
   Portfolio Institutional                              5,587              47
Pinnacle Partners
   8.830% due 08/15/04                                    140             146
PSEG Energy Holdings, Inc.
   9.125% due 02/10/04                                    105             107
Rabobank USA Financial Corp. (c)
   1.070% due 01/20/04                                  2,500           2,493
Shell Finance Yrs 3+4 Commercial Paper (c)
   1.055% due 01/15/04                                  1,200           1,197
State of California Notes
   2.000% due 06/16/04                                    200             201
UBS Finance, Inc. Yrs 3&4
   Commercial Paper (c)
   1.060% due 01/20/04                                  2,400           2,393
United States Treasury Bill
   0.955% due 12/04/03 (c)(y)(s)                           25              25
   0.969% due 12/04/03 (c)(y)(s)                           20              20
   0.900% due 12/11/03 (c)(y)(s)                          450             450
   0.000% due 03/25/04 (s)(y)                             500             498
   0.970% due 04/01/04 (y)                                125             124
   1.104% due 04/22/04 (y)                              3,700           3,681
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $100,153)                                                       100,232
                                                                 ------------

WARRANTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters Of America, Inc.
   2009 Warrants (AE)                                      20              --
                                                                 ------------

                                                       Fixed Income III Fund  97

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Materials and Processing - 0.0%
Solutia, Inc.
   2009 Warrants                                          450              --
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc.
   2010 Warrants                                          450              --
                                                                 ------------

TOTAL WARRANTS
(cost $60)                                                                 --
                                                                 ------------

TOTAL INVESTMENTS - 117.5%
(identified cost $350,875)                                            357,387

OTHER ASSETS AND LIABILITIES
NET - (17.5%)                                                         (53,180)
                                                                 ------------

NET ASSETS - 100.0%                                                   304,207
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 98  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 03/04 (4)                                  987                  7
   expiration date 09/04 (2)                                  490                  1
   expiration date 12/04 (35)                               8,531                 --
   expiration date 03/05 (32)                               7,767                 (2)
   expiration date 06/05 (31)                               7,497                 (3)
   expiration date 09/05 (30)                               7,231                 (6)

United States Treasury Bonds
   expiration date 12/03 (28)                               3,044                (17)

United States Treasury 2 Year Notes
   expiration date 12/03 (34)                               7,292                 66
United States Treasury 5 Year Notes
   expiration date 12/03 (90)                              10,063                191
United States Treasury 10 Year Notes
   expiration date 12/03 (197)                             22,122                120

Short Positions
Euribor Futures (UK)
   expiration date 12/03 (6)                                   --                  7
   expiration date 12/04 (3)                                    3                 --

Eurodollar Futures
   expiration date 12/03 (3)                                  741                (12)
   expiration date 03/04 (3)                                  740                (14)

10 Year Interest Rate Swap Futures
   expiration date 12/03 (14)                               1,534                (26)

United States Treasury 5 Year Notes
   expiration date 12/03 (160)                             17,889               (125)

United States Treasury 10 Year Notes
   expiration date 12/03 (33)                               3,706                (15)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        172
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Jun 2004 98.00 Put (12)                                  2,940                 (5)

Swap Option Three Month LIBOR
   Oct 2004 5.97 Call (1)                                  17,910               (233)
   Oct 2004 6.00 Call (2)                                   4,200                (55)
   Oct 2004 5.97 Put (1)                                   17,910                (36)
   Oct 2004 6.00 Put (2)                                    4,200                 (9)

United States Treasury Notes
10 Year Futures
   Nov 2003 112.00 Call (8)                                   896                (13)
   Nov 2003 114.00 Call (4)                                   456                 (1)
   Dec 2003 108.00 Put (8)                                    864                 (1)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $316)                                                     (353)
                                                                     ===============


  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund  99

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,372      EUR         1,170    03/12/04                (17)
USD           1,417      EUR         1,220    03/12/04                 (4)
USD               9      GBP             5    11/03/03                 --
USD              30      GBP            18    12/11/03                 --
USD              97      GBP            58    12/11/03                  1
USD           1,322      CAD         1,790    12/01/03                 34
CAD           1,790      USD         1,284    12/01/03                (72)
EUR           1,306      USD         1,499    11/05/03                (19)
EUR              82      USD            97    01/26/04                  2
EUR             102      USD           120    01/26/04                  2
EUR           2,340      USD          2577    03/12/04               (133)
EUR           1,170      USD         1,289    03/12/04                (67)
GBP              31      USD            53    12/11/03                 --
                                                           --------------

                                                                     (273)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 100  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
                                                                1 Month USD LIBOR-
Bear Stearns High Yield Index    Bear Stearns           1,760      BBA minus 0.00%           03/31/04                    37

Lehman Brothers CMBS Erisa                                      1 Month USD LIBOR-
   Eligible Index                Bear Stearns             780      BBA minus 0.60%           11/30/03                    (9)

Lehman Brothers CMBS Erisa                                      1 Month USD LIBOR-
   Eligible Index                Lehman Brothers          910      BBA minus 0.35%           12/31/03                   (14)

Lehman Brothers CMBS Erisa                                      1 Month USD LIBOR-
   Eligible Index                Lehman Brothers          680      BBA minus 0.42%           01/31/04                    (8)

Lehman Brothers CMBS Erisa                                      1 Month USD LIBOR-
   Eligible Index                Lehman Brothers          910      BBA minus 0.50%           03/31/04                   (11)

Lehman Brothers CMBS Erisa                                      1 Month USD LIBOR-
   Eligible Index                Lehman Brothers        1,460      BBA minus 0.50%           04/30/04                    --

Lehman Brothers CMBS Erisa                                      1 Month USD LIBOR-
   Eligible Index                Lehman Brothers          670      BBA minus 0.45%           12/31/04                    (8)

Lehman Brothers US High Yield                                   1 Month USD LIBOR-
   Index                         Lehman Brothers          800      BBA plus 0.05%            11/30/03                    15

Lehman Brothers US High Yield                                   1 Month USD LIBOR-
   Index                         Lehman Brothers          800      BBA plus 0.75%            12/31/03                    15

Lehman Brothers US High Yield                                   1 Month USD LIBOR-
   Index                         Lehman Brothers          450      BBA minus 0.40%           02/29/04                     9
                                                                                                           ----------------
                                                                                                                         26
                                                                                                           ================

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  101

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                EMERGING MARKETS - CLASS S I                 MSCI EMF
                                                                ----------------------------                 --------
Inception                                                                 10000.00                           10000.00
1994                                                                      12180.00                           12936.00
1995                                                                       9964.00                           10425.00
1996                                                                      11041.00                           11101.00
1997                                                                      11005.00                           10159.00
1998                                                                       7733.00                            7011.00
1999                                                                       9305.00                           10140.00
2000                                                                       8711.00                            9247.00
2001                                                                       6630.00                            7078.00
2002                                                                       7022.00                            7675.00
2003                                                                      10471.00                           11416.00

Emerging Markets Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,827              48.27%
5 Years                $      13,463               6.13%sec.
10 Years               $      10,471               0.46%sec.

Emerging Markets Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,839              48.39%
5 Years                $      13,350               5.95%sec.
10 Years               $      10,383               0.38%sec.

Emerging Markets Fund - Class C ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,874              47.58%
5 Years                $      12,904               5.23%sec.
10 Years               $      10,037               0.04%sec.

MSCI Emerging Markets Free Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,880              48.74%
5 Years                $      16,283              10.24%sec.
10 Years               $      11,416               1.33%sec.

 102  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Emerging Markets Fund Class S, Class E, and Class C shares gained 48.27%, 48.39%, and 47.58%, respectively. This compared to the Morgan Stanley Capital International Emerging Markets Free ("MSCI EMF") Index, which gained 48.74% during the same period. The S&P/IFC Investable Composite Index returned 48.80% for the period. Class S, Class E, and Class C performance is net of operating expenses of 2.11%, 2.36%, and 3.09%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

The Fund's benchmark was changed from the S&P/IFC Investable Composite Index to the MSCI Emerging Markets Free Index on January 1, 2003. The Fund believes that the MSCI Emerging Markets Free Index is now a more widely accepted and appropriate broad-based securities market index for the Fund than the S&P/IFC Investable Composite Index.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's performance was a result of positive country allocation decisions, especially in Asia. In general, the Fund was underweight to countries with large weights in the Index and overweight to those with smaller weights. This proved to be beneficial as the larger-weighted countries in the Index underperformed their smaller counterparts. The Fund's value-oriented money managers, Alliance Bernstein and Genesis, drove these positions and performed well as a result.

Stock selection detracted from the Fund's returns, with stock selection in Taiwan dampening performance the most.

The Fund's policy of being fully invested helped the Fund keep pace with a strong performing market.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Emerging stock markets performed poorly in the six months leading up to March 2003 as a result of the worldwide sell-off in technology stocks and concerns over military action in Iraq, which affected markets globally. The Fund's money managers along with other active managers struggled in this volatile environment. Since March 2003, however, markets rebounded strongly, boosted by investors' increasing comfort with events in Iraq, a low global interest rate environment, and signs of a global economic recovery. Value stocks and smaller, high beta stocks (i.e. ones that exaggerate benchmark index movement) outperformed in this environment and the Fund's value-oriented money managers successfully took advantage of this period. Overall, the Fund's money managers capitalized on asset class-specific factors rather than market extrapolation of global themes. The Fund's money managers continued to seek broad diversification across markets and exposure to stocks offering attractive growth and value characteristics that would allow them to meet the Fund's objectives going forward.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

T. Rowe Price International replaced Nicholas-Applegate Capital Management as the Fund's growth manager in November 2002. Arrowstreet Capital was added to replace Schroders PLC in May 2003.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Strong country allocation contributed to the Fund's performance. In particular, country allocation in Asia added to returns, mainly through the Fund's underweight position in South Korea, one of the worst performing countries over the fiscal year. This allocation decision was driven primarily by Alliance Bernstein, followed by Genesis, which also maintained a significant underweight position to the region. Overweighting Thailand, which rose steadily throughout the year, also boosted performance relative to the benchmark. The overweighting in Thailand was also driven by Alliance Bernstein, followed by both Arrowstreet and T. Rowe Price. Outside of Asia, the money managers broadly overweighted Turkey, which rose strongly as investors grew increasingly comfortable with the events in Iraq. The Fund's overweight position in Mexico detracted from returns, as Mexico's market suffered from a lack of global competitiveness that caused it to perform poorly during the period.

Stock selection in the technology sector detracted from returns. The Fund's money managers had difficulty balancing the mix of technology and non-technology stocks in Taiwan, which caused them to underperform within this market.

The Fund's value money manager, Alliance Bernstein, contributed the best returns, benefiting from its exposure to value stocks and smaller markets, which outperformed over the year. Genesis also outperformed its benchmark due to its exposure to smaller markets and non-index stocks. Foreign & Colonial outperformed slightly due to its country selection.

                                                      Emerging Markets Fund  103

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

T. Rowe Price lagged in a difficult environment for growth-oriented money managers.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?


Overall, it was a difficult environment for active management. In particular, fourth quarter of 2002 proved difficult. This period was characterized by concerns over the strength of the global economy and building tension in the Middle East. The Fund money managers' country allocation decisions were favorable, counteracting some unrewarded stock selection results.

Money Managers                                                       Styles


Alliance Capital Management, LP
  Bernstein Investment Research &
  Management Unit                           Value
Arrowstreet Capital, Limited Partnership    Market-Oriented
Foreign & Colonial Emerging Markets,
  Ltd.                                      Market-Oriented
Genesis Asset Managers, Ltd.                Market-Oriented
T. Rowe Price International, Inc.           Growth

                              --------------------

*     Emerging Markets Fund Class S assumes initial investment on November 1,
      1993.

** The Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 22 world markets.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

sec.  Annualized.

++++ Emerging Markets Fund Class S performance has been linked with Class E to provide historical perspective. For the period September 22, 1998 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods. The higher returns for Class E than Class S for the fiscal year was a result of the low relative asset level of Class E combined with a high level of shareholder activity. Such returns are not typical and are not expected to continue.

++++++Emerging Markets Fund Class S and Class E performance has been linked with
      Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile that US or longer established international markets. Please see the Prospectus for further details.

 104  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 87.2%
Argentina - 0.2%
Central Costanera SA Class B (AE)                     437,100             456
IRSA Inversiones y Representaciones SA (AE)           390,246             407
                                                                 ------------
                                                                          863
                                                                 ------------

Brazil - 2.2%
Banco Bradesco SA - ADR                                 3,500              73
Banco do Brasil SA (AE)                            61,500,000             403
Brasil Telecom Participacoes SA                    12,803,504              75
Brasil Telecom Participacoes SA Class A - ADR          19,500             712
Centrais Eletricas Brasileiras SA (AE)             69,313,200             866
Cia de Saneamento Basico do Estado de Sao Paulo
   (AE)                                             8,270,000             369
Cia Siderurgica Nacional SA (AE)                   41,546,400           1,709
Cia Vale do Rio Doce                                    8,400             381
Cia Vale do Rio Doce - ADR                             14,210             650
Gerdau SA - ADR                                        54,600             795
Petroleo Brasileiro SA                                 32,700             766
Petroleo Brasileiro SA - ADR                           46,860           1,101
Souza Cruz SA                                          95,300             862
Tele Norte Leste Participacoes SA                   8,913,300             100
Votorantim Celulose e Papel SA - ADR                    5,300             145
                                                                 ------------
                                                                        9,007
                                                                 ------------

Cayman Islands - 0.1%
Morgan Stanley Capital Cayman Islands, Ltd. (AE)      518,161             242
                                                                 ------------

Chile - 1.1%
Banco Santander Chile SA - ADR                         65,000           1,544
Coca-Cola Embonor SA - ADR (AE)                       109,300             524
Distribucion y Servicio D&S SA - ADR                   19,800             372
Embotelladora Andina SA Class B - ADR                  54,400             560
Enersis SA - ADR (AE)                                 171,400           1,186
Quinenco SA - ADR (AE)                                 47,300             416
                                                                 ------------
                                                                        4,602
                                                                 ------------
China - 5.0%
Aluminum Corp. of China, Ltd. Class H (AE)            630,000             325
AviChina Industry & Technology Co. Class H (AE)       690,100             143
Beijing Datang Power Generation Co., Ltd. Class
   H                                                  258,000             165

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Byd Co., Ltd. Class H                                 231,500             604
China Petroleum & Chemical Corp. Class H           16,662,000           5,525
China Shipping Development Co., Ltd. Class H          838,000             550
China Steel Corp. - ADR (AE)                           52,300             837
Guangshen Railway Co., Ltd. Class H (AE)              656,000             182
Huaneng Power International, Inc.                     404,000             619
Jiangsu Express Class H                             1,880,100             950
Legend Group, Ltd. (AE)                             4,980,000           2,405
PetroChina Co., Ltd. Class H                        3,668,000           1,334
Shandong International Power Development Co.,
   Ltd. Class H (AE)                                2,886,000             929
Sinopec Shanghai Petrochemical Co., Ltd. Class H    5,260,000           1,490
Sinotrans, Ltd. Class H                             2,951,000           1,473
Travelsky Technology, Ltd. Class H                    688,700             652
Yanzhou Coal Mining Co., Ltd. Class H               2,410,000           1,769
Zhejiang Expressway Co., Ltd. Class H                 824,000             520
                                                                 ------------
                                                                       20,472
                                                                 ------------

Croatia - 0.3%
Pliva D.D. - GDR                                       88,861           1,324
                                                                 ------------

Czech Republic - 0.6%
Cesky Telecom AS                                      127,057           1,281
CEZ                                                   105,000             538
Komercni Banka AS                                       9,177             818
                                                                 ------------
                                                                        2,637
                                                                 ------------

Ecuador - 0.4%
La Cemento Nacional Ecuador - GDR                      72,000           1,292
La Cemento Nacional Ecuador - GDR (144A)               10,500             188
                                                                 ------------
                                                                        1,480
                                                                 ------------

Egypt - 0.4%
MobiNil-Egyptian Mobile Services                       74,574             841
Orascom Construction Industries                        79,914             888
                                                                 ------------
                                                                        1,729
                                                                 ------------

Estonia - 0.1%
Eesti Telekom - GDR (AE)                               12,888             312
                                                                 ------------

Ghana - 0.4%
Ashanti Goldfields Co., Ltd. - GDR (AE)               144,600           1,562
                                                                 ------------

                                                      Emerging Markets Fund  105

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Greece - 0.1%
Attica Enterprise Holding SA                          123,600             463
                                                                 ------------
Hong Kong - 1.9%
China Insurance International Holdings Co., Ltd.      382,000             256
China Merchants Holdings International Co., Ltd.      726,000             986
China Mobile Hong Kong, Ltd.                        1,169,500           3,321
China Overseas Land & Investment, Ltd.                339,000              52
CNOOC, Ltd.                                           825,000           1,556
Cosco Pacific, Ltd.                                   226,000             307
Global Bio-Chem Technology Group Co., Ltd.            234,000             119
TCL International Holdings, Ltd.                      970,000             359
Texwinca Holdings, Ltd.                               699,300             495
Wah Sang Gas Holdings, Ltd.                         1,136,000             146
                                                                 ------------
                                                                        7,597
                                                                 ------------

Hungary - 1.0%
Gedeon Richter Rt.                                      6,960             716
Matav Magyar Tavkozlesi Rt.                            64,997             234
Matav Magyar Tavkozlesi Rt. - ADR                      31,000             562
Mol Magyar Olaj- es Gazipari Rt.                       55,600           1,728
Mol Magyar Olaj- es Gazipari Rt. - GDR                 30,900             961
                                                                 ------------
                                                                        4,201
                                                                 ------------

India - 4.3%
Bajaj Auto, Ltd. - GDR                                 13,000             263
Dr. Reddy's Laboratories, Ltd. - ADR                   15,300             408
F&C Indian Investment Co. SICAV                       287,050           1,714
GAIL India, Ltd. - GDR                                 56,400           1,199
Genesis India Investment Co. (AE)                     417,409           6,007
HDFC Bank, Ltd. - ADR                                  57,500           1,489
Hindalco Industries, Ltd. - GDR                        24,249             598
ICICI Bank, Ltd. - ADR                                202,600           2,573
Indo Gulf Fertilisers, Ltd. - GDR (144A)              142,200             260
InfoSystem Technologies, Ltd. - ADR                     5,400             457
ITC, Ltd. - GDR                                        20,474             413
Ranbaxy Laboratories, Ltd. - GDR                       20,400             467
Reliance Industries, Ltd. - GDR (144A)                 36,443             782
Satyam Computer Services, Ltd. - ADR                   57,400           1,039
                                                                 ------------
                                                                       17,669
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Indonesia - 3.0%
Astra International Tbk PT (AE)                     2,064,000           1,057
Bank Central Asia Tbk PT                            5,275,000           2,188
Bank Mandiri Persero Tbk PT (AE)                    2,180,376             244
Bank Rakyat Indonesia (AE)                            654,000              67
Indocement Tunggal Prakarsa Tbk PT (AE)               695,000             157
Indonesian Satellite Corp. Tbk PT (AE)                388,200             546
Ramayana Lestari Sentosa Tbk PT                     1,309,500             724
Semen Cibinong Tbk PT (AE)                          2,453,000             104
Telekomunikasi Indonesia Tbk PT                     9,944,995           7,022
                                                                 ------------
                                                                       12,109
                                                                 ------------

Israel - 2.4%
Bank Hapoalim, Ltd. (AE)                              523,800           1,104
Bank Leumi Le-Israel (AE)                             603,000             945
Blue Square-Israel, Ltd.                                4,550              39
Check Point Software Technologies (AE)                 89,379           1,519
IDB Development Corp., Ltd.                             3,778              76
Orbotech, Ltd. (AE)                                    25,775             612
Partner Communications (AE)                           102,388             748
Partner Communications - ADR (AE)                     116,630             839
Scitex Corp., Ltd. (AE)                               159,000             681
Super-Sol, Ltd.                                        18,726              41
Teva Pharmaceutical Industries - ADR (AE)              58,396           3,322
                                                                 ------------
                                                                        9,926
                                                                 ------------

Jordan - 0.1%
Arab Bank PLC                                           1,010             365
                                                                 ------------

Luxembourg - 0.5%
Quilmes Industrial SA - ADR (AE)                       24,610             379
Quilmes Industrial SA Class A (AE)                    392,600             302
Tenaris SA                                            334,131             916
Tenaris SA - ADR                                       17,300             471
                                                                 ------------
                                                                        2,068
                                                                 ------------

Malaysia - 4.5%
Astro All Asia Networks PLC (AE)                      153,000             190
Berjaya Sports Toto BHD                               508,800             584
British American Tobacco Malaysia BHD                  67,300             739
CIMB BHD (AE)                                         391,500             472
Gamuda BHD                                            746,000           1,492
Genting BHD                                           153,000             745
Hong Leong Bank BHD                                   616,900             885
IJM Corp. BHD                                         226,900             308

 106  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IOI Corp. BHD                                          15,100              30
Magnum Corp. BHD                                    1,876,700           1,398
Malakoff BHD                                        1,013,000           1,466
Malayan Banking BHD                                   607,600           1,631
Maxis Communications BHD                              219,700             437
MK Land Holdings BHD (AE)                             589,600             349
Multi-Purpose Holdings BHD (AE)                       653,200             213
OYL Industries BHD                                     76,300             703
Perusahaan Otomobil Nasional                           45,000              96
Public Bank Berhad (Alien Market)                   2,366,037           1,868
Public Bank of Berhad (AE)                          1,131,562             786
Resorts World BHD                                     247,700             717
Sime Darby BHD                                        119,000             175
SP Setia BHD                                          607,666             576
Symphony House BHD (AE)                               457,600             232
TAN Chong Motor Holdings BHD                          908,000             303
Tanjong PLC                                           239,400             693
Telekom Malaysia BHD (AE)                             280,300             679
UMW Holdings BHD                                      428,700             716
                                                                 ------------
                                                                       18,483
                                                                 ------------
Mexico - 8.3%
America Movil SA de CV Series L                     1,289,200           1,532
America Movil SA de CV Series L - ADR                 198,160           4,716
Cemex SA de CV                                      1,103,250           5,295
Cemex SA de CV - ADR                                   69,549           1,669
Coca-Cola Femsa SA - ADR (AE)                          28,500             576
Controladora Comercial Mexicana SA de CV              462,200             385
Corp Durango SA de CV - ADR (AE)                       17,250              28
Corp GEO SA de CV Series B (AE)                        74,400             399
Fomento Economico Mexicano SA de CV - ADR              25,800             922
Grupo Aeroportuario del Sureste SA de CV - ADR         17,150             296
Grupo Financiero Banorte SA de CV Class O             750,000           2,441
Grupo Financiero BBVA Bancomer Class B (AE)         3,496,800           2,968
Grupo Industrial Saltillo SA de CV (AE)                18,100              29
Grupo Modelo SA Series C                              312,400             785
Grupo Televisa SA - ADR                                51,888           2,011
Kimberly-Clark de Mexico SA de CV Class A             203,900             494
Telefonos de Mexico SA de CV - ADR                    171,714           5,521
Telefonos de Mexico SA de CV Series L               1,578,000           2,543

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TV Azteca SA de CV - ADR                               13,800             112
Wal-Mart de Mexico SA de CV Series V                  472,300           1,317
                                                                 ------------
                                                                       34,039
                                                                 ------------

Pakistan - 1.0%
Engro Chemicals Pakistan                              209,500             294
Fauji Fertilizer Co., Ltd.                            458,939             704
HUB Power Co.                                       1,987,611           1,189
Muslim Commercial Bank                              1,218,490             890
Pakistan State Oil Co., Ltd.                           17,000              74
Pakistan Telecommunication Co., Ltd.                  698,977             409
SUI Northern Gas Pipeline (AE)                        692,580             465
                                                                 ------------
                                                                        4,025
                                                                 ------------

Peru - 0.3%
Cia de Minas Buenaventura SA - ADR (AE)                19,800             943
Credicorp, Ltd. (AE)                                   21,700             231
                                                                 ------------
                                                                        1,174
                                                                 ------------

Philippines - 0.5%
Ayala Land, Inc.                                    7,050,000             828
Bank of the Philippine Islands                        406,700             335
Manila Electric Co. Class B (AE)                    1,425,440             528
Metropolitan Bank & Trust (AE)                        629,350             313
SM Prime Holdings                                   1,500,000             195
                                                                 ------------
                                                                        2,199
                                                                 ------------

Poland - 0.6%
Bank Pekao SA (AE)                                      5,946             170
Bank Zachodni WBK SA                                    8,316             167
KGHM Polska Miedz SA (AE)                              72,077             464
Polski Koncern Naftowy Orlen - GDR                     26,107             328
Telekomunikacja Polska SA                             145,500             510
Telekomunikacja Polska SA - GDR                       244,577             846
                                                                 ------------
                                                                        2,485
                                                                 ------------

Russia - 3.7%
Gazprom - ADR                                          25,900             622
LUKOIL - ADR                                           87,849           7,097
LUKOIL - ADR (144A)                                     1,800             145
MMC Norilsk Nickel - ADR                               25,851           1,336
Mobile TeleSystems - ADR                               21,500           1,666
OAO Gazprom - ADR (AE)                                  5,700             137
Sberbank RF                                             1,875             472
Surgutneftegaz - ADR                                   54,510           1,354
Unified Energy System - ADR                            11,325             287

                                                      Emerging Markets Fund  107

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Unified Energy System - GDR                             3,933             101
Vimpel-Communications - ADR (AE)                        7,000             456
YUKOS - ADR                                            29,295           1,353
                                                                 ------------
                                                                       15,026
                                                                 ------------

South Africa - 5.9%
ABSA Group, Ltd.                                      492,552           2,847
Aeci, Ltd.                                            236,900             979
African Bank Investments, Ltd.                        261,300             313
Alexander Forbes, Ltd.                                300,000             470
Anglo American Platinum Corp., Ltd.                    11,223             480
Anglogold, Ltd.                                        10,951             423
Anglovaal Industries, Ltd.                            110,000             276
Barloworld, Ltd.                                       40,000             347
Bidvest Group, Ltd. (AE)                               14,148              86
FirstRand, Ltd.                                       131,959             156
Gold Fields, Ltd.                                      25,664             367
Harmony Gold Mining Co., Ltd.                           7,666             118
Impala Platinum Holdings, Ltd.                         21,551           1,980
Imperial Holdings, Ltd.                                27,546             242
MTN Group, Ltd. (AE)                                  399,100           1,430
Murray & Roberts Holdings, Ltd.                       210,000             361
Nampak, Ltd.                                           33,492              63
Naspers, Ltd. Class N                                  59,712             281
Nedcor, Ltd.                                           69,932             639
Pick'n Pay Stores, Ltd.                               171,759             371
Sanlam, Ltd.                                        2,066,920           2,548
Sappi, Ltd.                                           199,322           2,522
Sasol, Ltd.                                           225,056           2,938
Standard Bank Group, Ltd.                             219,626           1,064
Telkom SA, Ltd. (AE)                                  215,069           1,669
Tiger Brands, Ltd. (AE)                                 8,684              92
Tongaat-Hulett Group, Ltd.                            103,000             493
Truworths International, Ltd.                          72,204              88
VenFin, Ltd.                                          182,500             474
                                                                 ------------
                                                                       24,117
                                                                 ------------

South Korea - 15.6%
Amorepacific Corp.                                      7,310           1,004
Cheil Communications, Inc. (AE)                         1,650             202
Cheil Industries, Inc. (AE)                             5,690              67
Daeduck Electronics Co.                                31,442             290
Daelim Industrial Co.                                  34,000             868
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd. (AE)                                           18,160             244
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd. - GDR (144A) (AE)                              15,300             401

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hana Bank                                               9,490             165
Hanjin Shipping (AE)                                   13,790             195
Hanwha Chem Corp. (AE)                                 83,670             581
Hite Brewery Co., Ltd.                                 10,240             779
Hyundai Department Store Co., Ltd.                      4,210             107
Hyundai Mobis                                          41,780           1,613
Hyundai Motor Co.                                      67,198           2,240
Kangwon Land, Inc. (AE)                                38,540             487
Kia Motors Corp. (AE)                                  81,770             573
Kookmin Bank                                          169,637           6,191
Kookmin Bank - ADR                                      3,200             118
Kooksoondang Co.                                        1,941              36
Korea Electric Power Corp.                             86,890           1,678
Korean Air Co., Ltd. (AE)                              40,510             541
KT Corp.                                               48,110           1,915
KT Corp. - ADR                                         39,639             781
KT Freetel (AE)                                        35,000             621
KT&G Corp.                                             99,970           1,926
KT&G Corp. - GDR (144A)                                33,800             326
Kumgang Korea Chemical Co., Ltd.                        7,120             601
LG Card Co., Ltd. (AE)                                 28,650             292
LG Chem, Ltd.                                          14,170             569
LG Electronics, Inc.                                   20,830           1,079
LG Engineering & Construction Corp. (AE)               81,700           1,308
LG Home Shopping, Inc. (AE)                             5,100             249
LG Household & Health Care, Ltd.                        3,350              76
LG International Corp.                                 45,620             277
Lotte Chilsung Beverage Co., Ltd.                       1,150             583
Lotte Confectionery Co., Ltd.                           1,700             747
NCSoft Corp. (AE)                                       3,554             189
POSCO                                                  29,591           3,450
Pusan Bank (AE)                                        84,230             455
S1 Corp.                                               45,781             959
Samsung Corp. (AE)                                     11,890              88
Samsung Electro-Mechanics Co., Ltd.                     5,480             186
Samsung Electronics - GDR                               2,300             460
Samsung Electronics Co., Ltd.                          38,440          15,265
Samsung Electronics Co., Ltd. - GDR (144A)             10,059             996
Samsung Fine Chemicals Co., Ltd. (AE)                  12,960             164
Samsung Fire & Marine Insurance Co., Ltd.              45,800           2,616
Samsung SDI Co., Ltd.                                   6,180             637
Samsung Securities Co., Ltd.                           23,108             494
Seoul City Gas Co., Ltd.                                4,100              55
Shinhan Financial Group Co., Ltd.                     182,500           2,621
Shinsegae Co., Ltd.                                     9,690           1,945
SK Telecom Co., Ltd.                                    9,890           1,747

 108  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
S-Oil Corp.                                            50,330           1,172
Tae Young Corp.                                        11,339             444
                                                                 ------------
                                                                       63,673
                                                                 ------------

Switzerland - 0.1%
Compagnie Financiere Richemont AG - ADR (AE)          223,300             508
                                                                 ------------

Taiwan - 11.0%
Accton Technology Corp.                               176,593             110
Acer, Inc.                                            624,468             919
Acer, Inc. - GDR                                       84,334             621
Advanced Semiconductor Engineering, Inc. (AE)         188,100             174
Advantech Co., Ltd.                                   197,315             296
Ambit MicroSystems Corp.                               50,600             139
Asustek Computer, Inc.                                348,375             831
AU Optronics Corp. (AE)                               138,000             186
Basso Industry Corp. (AE)                             158,000             316
Benq Corp.                                            217,000             278
Benq Corp. - GDR (144A)                                19,400             125
Cathay Financial Holding Co., Ltd.                    418,140             689
China Steel Corp.                                      99,000              80
China Steel Corp. - GDR (144A)                         46,000             736
Chinatrust Financial Holding Co.                    3,269,170           3,397
CMC Magnetics Corp. (AE)                              387,000             292
Compal Electronics, Inc.                            2,114,800           3,206
Compal Electronics, Inc. - GDR                         86,053             648
CTCI Corp. (AE)                                       273,000             205
Delta Electronics, Inc.                               315,100             403
D-Link Corp. (AE)                                      76,000              80
Elitegroup Computer Systems (AE)                       82,000              81
Eva Airways Corp. (AE)                              1,996,402             846
Evergreen Marine Corp.                                619,200             543
F&C Emerging Markets, Ltd. - Taiwan Investment
   Co. (AE)                                            99,800           1,036
Far Eastern Department Store (AE)                     411,000             161
Far Eastern Textile Co., Ltd.                       2,225,250           1,231
Faraday Technology Corp.                              349,562             803
First Financial Holding Co., Ltd. (AE)                535,000             359
Formosa Chemicals & Fibre Co. (AE)                     54,000              86
Formosa Plastics Corp.                              1,218,667           1,865
Fubon Financial Holding Co., Ltd.                     490,000             516
Gamania Digital Entertainment Co., Ltd. (AE)          175,000             130
Gigabyte Technology Co., Ltd.                         411,600             794
HON HAI Precision Industry                            378,100           1,692
International Bank of Taipei                          448,350             239

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lite-On Technology Corp. (AE)                          78,000              84
MediaTek, Inc. (AE)                                    33,000             340
Mega Financial Holding Co., Ltd.                    1,358,240             840
Nan Ya Plastic Corp.                                1,205,020           1,607
Oriental Union Chemical                                66,000              85
Phoenixtec Power Co., Ltd.                            713,079             850
Polaris Securities Co., Ltd. (AE)                     567,000             282
Powerchip Semiconductor Corp. (AE)                    756,000             369
Premier Image Technology Corp. (AE)                   218,000             359
Quanta Computer, Inc.                                 437,800           1,192
Ritek Corp. (AE)                                    2,322,000           1,633
Taishin Financial Holdings Co., Ltd.                  565,000             401
Taiwan Cellular Corp.                               2,297,520           2,063
Taiwan Semiconductor Manufacturing Co., Ltd.
   (AE)                                             3,289,384           6,486
United Microelectronics Corp.                       1,671,126           1,530
Vanguard International Semiconductor Corp. (AE)     1,917,000             652
Via Technologies, Inc.                                162,750             242
Wan Hai Lines, Ltd.                                   234,404             229
Winbond Electronics Corp. (AE)                        569,000             285
Yageo Corp. (AE)                                    1,426,000             680
Yuanta Core Pacific Securities Co.                    847,088             526
                                                                 ------------
                                                                       44,848
                                                                 ------------

Thailand - 4.5%
Advanced Information Service PCL                      351,400             533
Advanced Information Service PCL                      924,200           1,398
Bangkok Bank PCL (AE)                                 306,900             719
Bangkok Bank PCL (AE)                                 347,000             748
Bangkok Expressway PCL (AE)                           596,500             329
BEC World PLC                                         131,500             798
Delta Electronics Thai PCL                            530,148             375
Electricity Generating PCL                             86,900             138
Hana Microelectronics Co., Ltd.                       181,630             455
Italian-Thai Development PCL (AE)                     365,300             787
Kasikornbank PCL (AE)                                 431,000             456
Kasikornbank PCL (AE)                                 531,300             593
Land & House Publishing Co., Ltd.                   1,380,300             419
Land & House Publishing Co., Ltd.                   1,191,000             403
National Petrochemical                                594,000           1,288
PTT Exploration & Production PCL                      360,444           1,699
PTT PCL                                             1,726,583           3,895
Shin Corp. PCL                                        808,800             470
Siam Cement PCL                                       180,596           1,023
Siam City Cement                                       33,300             175
Siam Commercial Bank PCL                              753,000             774

                                                      Emerging Markets Fund  109

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Siam Commercial Bank PCL                              715,000             739
Thai Union Frozen Products PCL                        112,500              90
                                                                 ------------
                                                                       18,304
                                                                 ------------

Turkey - 2.6%
Akbank TAS                                        475,298,422           2,227
Anadolu Efes Biracilik Ve Malt Sanayii AS          84,885,970           1,042
Aygaz AS (AE)                                      49,167,668             113
Brisa Bridgestone Sabanci                          11,080,300             331
Dogan Yayin Holding (AE)                          395,933,248           1,101
Ford Otomotive Sanayii AS (AE)                    244,000,000           1,366
Hurriyet Gazeteci (AE)                            214,183,312             567
Migros Turk TAS                                    53,226,000             732
Sabanci Holding                                    13,698,556              58
Tupras Turkiye Petrol Rafine                       91,685,000             748
Turkcell Iletisim Hizmet AS (AE)                  172,175,104           1,312
Turkiye Garanti Bankasi AS (AE)                   192,276,608             451
Turkiye IS Bankasi (AE)                            87,637,064             443
Vestel Elektronik Sanayi (AE)                      85,000,000             265
                                                                 ------------
                                                                       10,756
                                                                 ------------
United Kingdom - 4.1%
Andsberg (AE)                                         199,136             221
Anglo American PLC                                    457,276           9,307
Antofagasta PLC                                       175,936           3,129
Dimension Data Holdings PLC (AE)                      505,800             283
Genesis Smaller Companies Fund (AE)                   153,484           3,590
Old Mutual PLC                                          2,300               4
                                                                 ------------
                                                                       16,534
                                                                 ------------

United States - 0.2%
Associates Corp. of North America (AE)              1,310,000             422

Venezuela - 0.0%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR (AE)                                    11,700             175
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              20
                                                                 ------------
                                                                          195
                                                                 ------------

Zimbabwe - 0.2%
Delta Corp., Ltd.                                   1,027,709             511
OK Zimbabwe                                         5,737,785             181
                                                                 ------------
                                                                          692
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(cost $264,650)                                                       356,108
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.6%
Brazil - 0.0%
Bovespa Index Futures Dec 2003 18,638.82 Call
   (105)                                                2,047              33
                                                                 ------------

South Korea - 0.6%
Kospi 200 Index Futures Dec 2003 84.0225 Call
   (117)                                                4,153           1,368
Kospi 200 Index Futures Dec 2003 76.2875 Call
   (75)                                                 2,417           1,122
                                                                 ------------
                                                                        2,490
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,038)                                                           2,523
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
PREFERRED STOCKS - 6.8%
Brazil - 6.4%
Aracruz Celulose SA - ADR                              14,321             402
Banco Bradesco SA                                 355,401,956           1,500
Banco Itau Holding Financeira SA                   20,432,400           1,674
Brasil Telecom Participacoes SA                    23,832,700             174
Centrais Eletricas Brasileiras SA                  20,966,000             275
Cia de Bebidas das Americas                        12,537,800           2,679
Cia de Bebidas das Americas - ADR                      69,700           1,478
Cia de Tecidos do Norte de Minas - Coteminas        6,342,040             431
Cia Energetica de Minas Gerais                     52,750,144             781
Cia Paranaense de Energia                          81,569,000             303
Cia Siderurgica de Tubarao                          7,700,000             184
Cia Vale do Rio Doce - ADR                             28,000           1,131
Cia Vale do Rio Doce Class A                           32,300           1,293
Empresa Brasileira de Aeronautica SA - ADR              9,600             249
Gerdau SA                                              48,648             708
Investimentos Itau SA                                 238,200             239
Petroleo Brasileiro SA                                199,570           4,383

 110  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
Petroleo Brasileiro SA - ADR                           82,200           1,805
Tele Centro Oeste Celular Participacoes SA         35,207,000             101
Tele Norte Leste Participacoes SA                  57,558,272             818
Telecomunicacoes Brasileiras SA - ADR                  50,129           1,726
Telesp Celular Participacoes SA                    60,938,428             137
Telesp Celular Participacoes SA - ADR                 113,300             646
                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Uniao de Bancos Brasileiros SA                      3,520,600             156
Uniao de Bancos Brasileiros SA - ADR                   28,000             619
Usinas Siderurgicas de Minas Gerais SA Class A        110,900             887
Votorantim Celulose e Papel SA                     22,087,000           1,201
                                                                 ------------
                                                                       25,980
                                                                 ------------

South Korea - 0.4%
Hyundai Motor Co.                                      42,200             695
Samsung Electronics Co., Ltd.                           5,940           1,179
                                                                 ------------
                                                                        1,874
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $21,714)                                                         27,854
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.7%
United States - 4.7%
Frank Russell Investment Company
   Money Market Fund                               13,937,000          13,937
United States Treasury Bill (c)(y)(s) 0.935% due
   12/11/03                                          3,000              2,997
   0.863% due 12/11/03                               2,000              1,998
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $18,932)                                                         18,932
                                                                 ------------

TOTAL INVESTMENTS - 99.3%
(identified cost $307,334)                                            405,417

OTHER ASSETS AND LIABILITIES
NET - 0.7%                                                              3,047
                                                                 ------------

NET ASSETS - 100.0%                                                   408,464
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Fund  111

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 11/03 (18)                           1,355               55

JSE-40 Index (South Africa)
   expiration date 12/03 (150)                          1,910               11
   expiration date 03/04 (80)                             972               93
SIMEX Index (Taiwan)
   expiration date 11/03 (170)                          4,515               27
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  186
                                                                  ============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil - 0.0%
Bovespa Index Futures
   Dec 2003 18,638.85 Put (105)                             2,047                (77)

South Korea - 0.6%
Kospi 200 Index Futures
   Dec 2003 76.2875 Put (75)                                2,417               (317)
   Dec 2003 84.0225 Put (117)                               4,153               (494)
                                                                     ---------------
Total Liability for Options Written (premiums
   received $859)                                                               (888)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 112  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                UNREALIZED
                                                               APPRECIATION
        AMOUNT                  AMOUNT          SETTLEMENT    (DEPRECIATION)
         SOLD                   BOUGHT             DATE             $
----------------------   --------------------   -----------   --------------
USD                 11      BRL            31    11/03/03                 --
USD                 22      BRL            63    11/04/03                 --
USD                695      BRL         2,100    12/17/03                 22
USD              1,340      BRL         3,900    12/17/03                 (7)
USD              1,350      EUR         1,200    12/17/03                 43
USD                124      HKD           960    11/03/03                 --
USD                233      HKD         1,810    11/03/03                 --
USD                900      HKD         6,986    11/03/03                 (1)
USD                 68      IDR       577,973    11/10/03                 --
USD                169      KRW       200,000    12/17/03                 (1)
USD              3,459      KRW     4,000,000    12/17/03                (92)
USD              3,726      KRW     4,400,000    12/17/03                (22)
USD                987      MXN        10,870    11/03/03                 (4)
USD                  7      MYR            26    11/03/03                 --
USD                  9      MYR            36    11/04/03                 --
USD                107      MYR           408    11/04/03                 --
USD                  7      MYR            28    11/05/03                 --
USD                 12      MYR            47    11/05/03                 --
USD                 10      THB           389    11/03/03                 --
USD                 52      THB         2,080    11/04/03                 --
USD                115      THB         4,583    11/04/03                 --
USD                  2      THB            72    11/05/03                 --
USD                 18      ZAR           121    11/04/03                 --
USD                 35      ZAR           239    11/05/03                 --
USD                 12      ZAR            84    11/06/03                 --
USD                 79      ZAR           547    11/06/03                 --
USD              4,078      ZAR        31,000    12/17/03                375
BRL                 14      USD             5    11/03/03                 --
BRL                257      USD            89    11/04/03                 --
BRL                556      USD           194    11/04/03                 --
BRL                691      USD           241    11/04/03                 --
BRL              1,521      USD           530    11/04/03                 --
BRL              1,613      USD           562    11/04/03                 --
BRL              3,209      USD         1,118    11/04/03                 (1)
EUR                500      USD           664    12/17/03                (16)
EUR                700      USD           817    12/17/03                  5
GBP                  9      USD            16    11/03/03                 --
GBP                174      USD           295    11/04/03                 (1)
GBP                 18      USD            31    11/05/03                 --
HKD              1,083      USD           139    11/04/03                 --
IDR             57,314      USD             7    11/03/03                 --
ILS                416      USD            92    11/03/03                 --
MXN                295      USD            27    11/03/03                  1
ZAR                 31      USD             4    11/03/03                 --
ZAR                104      USD            15    11/03/03                 --

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                UNREALIZED
                                                               APPRECIATION
        AMOUNT                  AMOUNT          SETTLEMENT    (DEPRECIATION)
         SOLD                   BOUGHT             DATE             $
----------------------   --------------------   -----------   --------------
ZAR                178      USD            26    11/03/03                 --
ZAR                207      USD            30    11/03/03                 --
ZAR                 46      USD             7    11/04/03                 --
ZAR                192      USD            28    11/04/03                 --
ZAR                219      USD            31    11/04/03                 (1)
ZAR                223      USD            32    11/04/03                 (1)
ZAR                258      USD            37    11/04/03                 (1)
ZAR                235      USD            34    11/05/03                 (1)
ZAR                408      USD            59    11/05/03                 (1)
ZAR                384      USD            55    11/06/03                 (1)
ZAR              7,000      USD           924    12/17/03                (82)
ZAR              7,000      USD           993    12/17/03                (13)
                                                              --------------

                                                                         200
                                                              ==============

  See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Fund  113

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

INDUSTRY DIVERSIFICATION
                                                     % OF           MARKET
                                                     NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   3.7          15,080
Consumer Discretionary                                    4.6          19,080
Consumer Staples                                          4.4          17,978
Financial Services                                       19.1          78,034
Health Care                                               1.5           6,237
Integrated Oils                                           5.7          23,144
Materials and Processing                                 12.4          50,897
Miscellaneous                                             2.6          10,425
Options                                                   0.6           2,523
Other Energy                                              5.5          22,348
Producer Durables                                         6.7          27,200
Technology                                                9.0          36,839
Utilities                                                15.7          64,268
Short-Term Investments                                    7.8          31,279
Long-Term Investments                                      --              85
                                                 ------------    ------------
Total Investments                                        99.3         405,417
Other Assets and Liabilities, net                         0.7           3,047
                                                 ------------    ------------
Net Assets                                              100.0         408,464
                                                 ============    ============

GEOGRAPHIC DIVERSIFICATION
                                                     % OF           MARKET
                                                     NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    6.5          26,371
Asia                                                     49.3         201,621
Europe                                                    9.7          39,780
Latin America                                            18.9          77,344
Middle East                                               2.9          12,019
United Kingdom                                            3.2          12,944
Options                                                   0.6           2,523
Other                                                     0.4           1,451
Short-Term Investments                                    7.8          31,279
Long-Term Investments                                      --              85
                                                 ------------    ------------
Total Investments                                        99.3         405,417
Other Assets and Liabilities, net                         0.7           3,047
                                                 ------------    ------------

Net Assets                                              100.0         408,464
                                                 ============    ============


See accompanying notes which are an integral part of the financial statements.

 114  Emerging Markets Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                              REAL ESTATE SECURITIES - CLASS S        NAREIT EQUITY REIT **
                                                              --------------------------------        ---------------------
Inception                                                                 10000.00                           10000.00
1994                                                                       9443.00                            9402.00
1995                                                                      10521.00                           10550.00
1996                                                                      13167.00                           13157.00
1997                                                                      17337.00                           17469.00
1998                                                                      15305.00                           15234.00
1999                                                                      14631.00                           14162.00
2000                                                                      18289.00                           16751.00
2001                                                                      20022.00                           19144.00
2002                                                                      20932.00                           20362.00
2003                                                                      28171.00                           27271.00

Real Estate Securities Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,458              34.58%
5 Years                $      18,408              12.97%sec.
10 Years               $      28,171              10.91%sec.

Real Estate Securities Fund - Class E ++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,421              34.21%
5 Years                $      18,170              12.68%sec.
10 Years               $      27,487              10.63%sec.

Real Estate Securities Fund - Class C ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,323              33.23%
5 Years                $      17,555              11.91%sec.
10 Years               $      26,556              10.25%sec.

NAREIT Equity REIT Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,394              33.94%
5 Years                $      17,902              12.35%sec.
10 Years               $      27,271              10.55%sec.

 116  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide current income and long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Real Estate Securities Fund Class S, Class E, and Class C shares gained 34.58%, 34.21%, and 33.23%, respectively. This compared to the NAREIT Equity REIT Index, which gained 33.94% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 1.18%, 1.43%, and 2.20%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The biggest contributor to the Fund's performance was an overweight position in the regional malls sector, which was the best performing property type during the past year. Regional malls benefited from strong consumer spending and earnings growth as operating fundamentals remained much stronger than for other property types.

Positions that detracted from Fund performance at the property sector level included an overweight in the industrial, apartments and lodging sectors. All three sectors were adversely affected by slower than expected economic activity and employment growth, particularly in the first half of the fiscal year.

RREEF had the largest allocation of assets of the Fund's three money managers and contributed the best performance during the fiscal year. RREEF's style emphasizes a top-down approach to property sector weights, based on an assessment of property market fundamentals. RREEF's performance benefited from effective sector positioning and positive stock selection within sectors.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The REIT market advanced very strongly during the fiscal year. The market was driven by strong capital flows from mutual fund and institutional investors. Investors' search for yield in a low interest rate environment and desire for increased diversification contributed to the significant inflows to the REIT market.

The Fund's money managers focused on the mid-capitalization and large-capitalization REITs and avoided the less liquid small-capitalization REITs that tend to pay the highest dividends. In 2001 and much of 2002, the small-cap REITs outperformed the market as a whole as the market was seeking yield above all other considerations. Investors were more discriminating in 2003 and focused on earnings quality and dividend coverage. This market environment was more aligned with the Fund money managers' approach to stock selection.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

In February, 2003, INVESCO Realty Advisors was added to the Fund's manager line-up, replacing Security Capital. INVESCO strives to achieve higher than benchmark returns with approximately average benchmark risk. INVESCO maintained a broadly diversified portfolio (typically 30-40 securities) with exposure to all benchmark sectors. INVESCO provided the Fund with increased exposure to the health care sector, a key component of the NAREIT Equity REIT Index that had historically been under-represented in the Fund.

Concurrent with this manager change, the following target weights were established for the Fund's money managers: RREEF: 40%, INVESCO: 30% and AEW:
30%.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

RREEF was the primary contributor to the Fund's performance during the last twelve months. Stock and sector selection contributed to RREEF's performance. RREEF's largest overweight positions were in regional malls, industrial and apartments and its largest underweight positions were in the health care and specialty sectors.

AEW outperformed the benchmark to a lesser extent than RREEF. AEW's portfolio tended to track relatively closely to the benchmark sector weights. Therefore, stock selection was the primary contributor to its performance during the twelve months. AEW has a more value-oriented style than either RREEF or INVESCO.

INVESCO performed close to the benchmark for the eight months they were in the Fund. Property sector selection was a positive contributor to performance, driven primarily by an overweight position in regional malls. Its individual stock selection, however, was a negative contributor to performance, particularly in the apartment sector.

At the overall Fund level, property sector selection was positive during the last twelve months. Overweight positions in the regional malls sector and underweight positions in the health care and specialty sectors benefited performance, but these

                                                Real Estate Securities Fund  117

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

were partially offset by overweight positions in the industrial, apartments, and lodging sectors, which lagged the benchmark.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

During most of the past year, REITs have traded at a premium to their underlying private real estate net asset value. Because net asset value has been uncoupled from REIT values to some extent, the combination of dividend sustainability and earnings growth have proven to be more important variables in driving individual company performance.

The Fund fared relatively well in this environment as the Fund's money managers focused primarily on earnings quality and stability rather than deep value investing. Overall stock selection was a positive contributor to the Fund's performance during the fiscal year.

Money Managers                                                       Styles


AEW Management & Advisors, LP               Value
INVESCO Realty Advisors                     Market-Oriented
RREEF America, LLC                          Market-Oriented

                              --------------------

* Real Estate Securities Fund Class S assumes initial investment on November 1, 1993.

** National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

++ Real Estate Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Real Estate Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 118  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.9%
Apartment - 17.6%
Apartment Investment & Management Co. Class A
   (o)                                                190,000           7,771
Archstone-Smith Trust (o)                           1,291,807          34,491
AvalonBay Communities, Inc. (o)                       487,500          22,264
Boardwalk Equities, Inc.                              141,500           1,661
BRE Properties Class A (o)                            281,400           9,103
Camden Property Trust (o)                             150,000           5,940
Equity Residential (o)                              1,350,200          39,493
Essex Property Trust, Inc. (o)                        171,800          10,287
Pennsylvania Real Estate Investment Trust (o)         151,700           5,067
Summit Properties, Inc. (o)                           117,800           2,634
Sun Communities, Inc. (o)                              80,000           2,916
United Dominion Realty Trust, Inc. (o)                737,800          12,875
                                                                 ------------
                                                                      154,502
                                                                 ------------

Health Care - 2.0%
Health Care Property Investors, Inc. (o)               79,900           3,726
Health Care REIT, Inc. (o)                            104,600           3,467
Healthcare Realty Trust, Inc. (o)                     127,400           4,300
Senior Housing Properties Trust (o)                   115,000           1,712
Ventas, Inc. (o)                                      231,400           4,327
                                                                 ------------
                                                                       17,532
                                                                 ------------

Hotels/Leisure - 5.8%
Fairmont Hotels & Resorts, Inc.                       101,800           2,620
Hilton Hotels Corp.                                   706,900          11,197
Hospitality Properties Trust (o)                       64,000           2,347
Host Marriott Corp. (o)                             1,901,600          19,872
Starwood Hotels & Resorts Worldwide, Inc.             453,383          15,293
                                                                 ------------
                                                                       51,329
                                                                 ------------
Leasing - 0.8%
Crown American Realty Trust (o)                       195,600           2,343
Glenborough Realty Trust, Inc. (o)                     58,500           1,141
iStar Financial, Inc. (o)                              89,500           3,406
                                                                 ------------
                                                                        6,890
                                                                 ------------
Office/Industrial - 33.9%
Alexandria Real Estate Equities, Inc. (o)              79,500           4,055
AMB Property Corp. (o)                                244,400           7,330
American Financial Realty Trust (o)                    75,500           1,148
Arden Realty, Inc. (o)                                345,800           9,672
Boston Properties, Inc. (o)                           745,700          32,997

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brookfield Properties Co.                             640,200          16,351
CarrAmerica Realty Corp. (o)                          434,500          13,065
Catellus Development Corp.                          1,114,000          24,809
Centerpoint Properties Trust (o)                      198,700          13,502
Corporate Office Properties Trust (o)                  57,000           1,102
Cousins Properties, Inc. (o)                           72,100           2,073
Crescent Real Estate Equities Co. (o)                  50,000             768
Duke Realty Corp. (o)                                 121,500           3,558
Equity Office Properties Trust (o)                    656,800          18,397
Highwoods Properties, Inc. (o)                        328,900           8,157
Home Properties, Inc. (o)                             319,600          12,305
Kilroy Realty Corp. (o)                               256,100           7,401
Liberty Property Trust (o)                            532,300          19,365
Mack-Cali Realty Corp. (o)                            543,900          20,500
Plum Creek Timber Co., Inc. (REIT) (o)                136,000           3,584
Prentiss Properties Trust (o)                         211,000           6,381
Prologis (o)                                        1,788,900          52,844
PS Business Parks, Inc. (o)                           115,000           4,336
Reckson Associates Realty Corp. (o)                   146,500           3,255
SL Green Realty Corp. (o)                             325,100          11,752
                                                                 ------------
                                                                      298,707
                                                                 ------------

Outlet Centers - 3.7%
Chelsea Property Group, Inc. (o)                      664,700          32,703
                                                                 ------------

Regional Malls - 18.0%
CBL & Associates Properties, Inc. (o)                 135,200           7,206
General Growth Properties, Inc. (o)                   631,700          48,325
Macerich Co. (The) (o)                                351,300          14,122
Mills Corp. (The) (o)                                  67,600           2,758
Rouse Co. (The) (o)                                   520,500          22,382
Simon Property Group, Inc. (o)                      1,291,600          58,224
Taubman Centers, Inc. (o)                             272,000           5,484
                                                                 ------------
                                                                      158,501
                                                                 ------------

Self Storage - 2.2%
Public Storage, Inc. (o)                              372,600          14,904
Shurgard Storage Centers, Inc. Class A (o)            113,000           4,091
                                                                 ------------
                                                                       18,995
                                                                 ------------

Shopping Center - 11.9%
Developers Diversified Realty Corp. (o)               749,600          21,663
Federal Realty Invs Trust (o)                         310,100          11,768
Kimco Realty Corp. (o)                                170,000           7,082
Pan Pacific Retail Properties, Inc. (o)               549,400          24,366
Regency Centers Corp. (o)                             525,700          19,493

                                                Real Estate Securities Fund  119

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Urstadt Biddle Properties, Inc. Class A (o)            79,000           1,070
Vornado Realty Trust (o)                              377,700          19,093
                                                                 ------------
                                                                      104,535
                                                                 ------------

TOTAL COMMON STOCKS
(cost $638,295)                                                       843,694
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.4%
Frank Russell Investment Company
   Money Market Fund                               29,769,000          29,769
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $29,769)                                                         29,769
                                                                 ------------

TOTAL INVESTMENTS - 99.3%
(identified cost $668,064)                                            873,463

OTHER ASSETS AND LIABILITIES
NET - 0.7%                                                              6,420
                                                                 ------------

NET ASSETS - 100.0%                                                   879,883
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 120  Real Estate Securities Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                 SHORT TERM BOND - CLASS S                  ML 1-2.99
                                                                 -------------------------                  ---------
Inception                                                                 10000.00                           10000.00
1994                                                                      10104.00                           10119.00
1995                                                                      10957.00                           11024.00
1996                                                                      11572.00                           11676.00
1997                                                                      12276.00                           12433.00
1998                                                                      13083.00                           13390.00
1999                                                                      13457.00                           13792.00
2000                                                                      14274.00                           14629.00
2001                                                                      15810.00                           16214.00
2002                                                                      16570.00                           17007.00
2003                                                                      17059.00                           17349.00

Short Term Bond Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,295               2.95%
5 Years                $      13,038               5.45%sec.
10 Years               $      17,059               5.48%sec.

Short Term Bond Fund - Class E ++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,270               2.70%
5 Years                $      12,886               5.20%sec.
10 Years               $      16,861               5.36%sec.

Short Term Bond Fund - Class C ++++++
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,197               1.97%
5 Years                $      12,450               4.48%sec.
10 Years               $      16,290               5.00%sec.

Merrill Lynch 1-2.99 Years Treasury Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,201               2.01%
5 Years                $      12,956               5.32%sec.
10 Years               $      17,349               5.66%sec.

 122  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Funds seeks the preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed income securities with low-volatility characteristics.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide current income and preservation of capital with a focus on short duration securities. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Short Term Bond Fund Class S, Class E, and Class C shares gained 2.95%, 2.70%, and 1.97%, respectively. This compared to the Merrill Lynch 1-2.99 Years Treasury Index, which gained 2.01% during the same period. Class S, Class E, and Class C performance is net of operating expenses of 0.56%, 0.80%, and 1.56%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The biggest contributor to the Fund's performance was its overweight in the investment and non-investment grade corporate sectors. The Fund's investments in the emerging market debt sector also performed well, as investors anticipated a global economic recovery.

Throughout most of the year, STW maintained a large weight in US investment grade corporate bonds and a lower weight in Treasury securities. PIMCO and Merganser also held similar weightings but to a lesser degree, as both managers additionally held securities in the mortgage sector. Blackrock tended to emphasize exposure to asset-backed and mortgage-backed securities, which did not perform as well as corporate securities.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund maintained, and in some instances increased, its allocation to US investment grade corporate bonds and lowered its allocation to Treasury securities. The Fund's money managers expected the corporate sector to outperform Treasuries. PIMCO also maintained an allocation to non-investment grade corporate bonds and emerging market debt securities, both of which rallied through out the year.

As many investors searched for bonds with attractive yields, yet hesitated to switch over entirely to equities, corporate bonds and emerging market debt became favored market sectors. This trend contributed to the Fund's performance during the period. During the year interest rates dropped to 40-year lows, which caused a significant home mortgage refinancing wave that in turn increased pre-payments on mortgage securities. The rise in pre-payments hurt mortgage-related securities and dampened Blackrock's performance in the Fund relative to the other money managers, as Blackrock generally favors mortgage-backed securities.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

In September 2003, the Fund terminated Blackrock and reallocated the assets to the remaining money managers. Throughout the year, most of the Fund's money managers slowly increased their corporate sector allocation. As the year progressed, the Fund's money managers began taking profits in the corporate sector and reallocating the proceeds to more attractively priced sectors, such as asset-backed, mortgage-backed, and Treasury securities. At the same time, PIMCO slowly decreased its allocation to non-investment grade corporate securities, resulting in an increase of the average credit quality of the portfolio.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

PIMCO and STW were the biggest contributors to the Fund's performance, driven by an overweight to corporate bonds and emerging market debt securities. Merganser enjoyed a year of excess performance relative to its benchmark, driven by exposure to all investment grade sectors. Blackrock also contributed positive performance but to a lesser degree, due mainly to its relatively large allocation to the less-favored mortgage-backed and Treasury sectors.

STW benefited from holding bonds that had caused it to underperform relative to its benchmark during the last fiscal year. These securities rebounded, boosting STW's contribution to Fund returns during the current fiscal period. PIMCO also owned bonds that underperformed last year which performed well during the current fiscal year. PIMCO benefited from its investment in high yield and emerging market debt. As investors began searching for higher yielding bonds, the high yield and emerging market debt sector returns rose, resulting in a large portion of PIMCO's contribution to excess return over the benchmark despite its overall small position in these securities.

Merganser also added value with exposure to corporate bonds, and an allocation to the commercial mortgage-backed sector. Merganser's investment approach favored the less followed sectors and/or securities, such as commercial mortgage-backed securities, which outperformed during the fiscal year. Finally, Blackrock added value by investing in the mortgage-backed sector. However, given the lagging performance of this sector

                                                       Short Term Bond Fund  123

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

relative to other sectors, Blackrock's excess return over the benchmark was lower than that of the Fund's other money managers.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The Fund benefited from a market that rewarded exposure to credit sensitive sectors. The Fund benefited from its underweight in the Treasury sector in favor of the other sectors. Security selection added to returns, especially in both the credit and mortgage sectors. For example, even though the lowest quality high yield sector posted the best performance, the large volume of defaults in this sector required that investors focus on bond selection. Security selection in the mortgage sector was also critical, as pre-payments on mortgage securities increased as homeowners took advantage of refinancing options and early payment opportunities.

Money Managers                                                       Styles


Merganser Capital Management, LP            Sector Rotation
Pacific Investment Management Company,
  LLC                                       Sector Rotation
STW Fixed Income Management, Ltd.           Sector Rotation

                              --------------------

*     Short Term Bond Fund Class S assumes initial investment on November 1,
      1993.

** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Short Term Bond Fund Class S performance has been linked with Class E to provide historical perspective. From February 18, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++Short Term Bond Fund Class S and Class E performance has been linked with
      Class C to provide historical perspective. From March 3, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 124  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 71.3%
Asset-Backed Securities - 20.8%
Alter Moneta Receivables LLC
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                                  1,193           1,190
AmeriCredit Automobile Receivables Trust
   Series 2001-B Class A4
   5.370% due 06/12/08                                  2,000           2,068
Bank One Issuance Trust
   Series 2002-A2 Class A2
   4.160% due 01/15/08                                  4,000           4,135
Bay View Auto Trust
   Series 2002-LJ1 Class A2
   2.410% due 08/25/05                                     32              31
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                                  1,000             997
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                  8,161           8,676
California Infrastructure SCE-1
   Series 1997-1 Class A6
   6.380% due 09/25/08                                  4,400           4,681
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  2,450           2,703
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    820             873
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  8,920           9,148
   Series 2002-4 Class A4
   2.640% due 03/17/08                                  2,275           2,293
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                  1,100           1,147
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,055
Capital One Multi-Asset Execution Trust
   Series 2003-A6 Class A6
   2.950% due 08/17/09                                  1,000           1,001
Capital One Prime Auto Receivables Trust
   Series 2003-1 Class A3
   1.970% due 04/15/07                                  2,500           2,506

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                                  2,250           2,275
Chase Manhattan Auto Owner Trust
   Series 2000-A Class A4
   6.260% due 06/15/07                                  2,855           2,914
   Series 2002-B Class A4
   4.210% due 01/15/09                                  8,600           8,919
Chemical Master Credit Card Trust I
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,229
   Series 1996-3 Class A
   7.090% due 02/15/09                                  1,400           1,536
Chevron Trust Fund
   8.110% due 12/01/04                                    885             920
Chevy Chase Auto Receivables Trust
   Series 2000-1 Class A4
   7.470% due 07/15/05                                    689             705
   Series 2001-3 Class A3
   3.950% due 05/16/05                                    558             562
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                    500             497
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                  1,000           1,057
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                  1,000           1,041
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                  1,500           1,693
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,500           1,613
   Series 2002-A3 Class A3
   4.400% due 05/15/07                                  4,805           4,984
   Series 2003-A2 Class A2
   2.700% due 01/15/08                                  2,750           2,769
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             984
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,700
CitiFinancial Mortgage Securities, Inc.
   Series 2003-2 Class AV1
   1.220% due 05/25/33                                  3,786           3,784
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                  1,000             998

                                                       Short Term Bond Fund  125

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   1.320% due 08/15/08                                  2,000           2,005
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  3,641           3,664
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,112
Copelco Capital Funding Corp.
   Series 2000-A Class A4
   7.220% due 08/18/05                                    737             750
Daimler Chrysler Auto Trust
   Series 2001-D Class A4
   3.780% due 02/06/07                                  3,000           3,077
   Series 2002-B Class A4
   3.530% due 12/06/07                                  4,000           4,099
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  1,125           1,214
   Series 1998-7 Class A
   5.600% due 05/16/06                                  1,500           1,502
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-1 Class A
   1.190% due 04/15/07                                  3,000           3,000
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.220% due 08/15/08                                  1,000           1,002
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,315
   Series 2001-B Class A
   5.600% due 12/15/08                                  2,000           2,150
Fleetwood Credit Corp. Grantor Trust
   Series 1997-B Class A
   6.400% due 05/15/13                                  1,438           1,458
   Series 2001-B Class A5
   5.360% due 06/15/05                                  1,075           1,092
   Series 2002-A Class A4A
   4.360% due 09/15/06                                  5,100           5,271
   Series 2002-B Class A4
   4.750% due 08/15/06                                  3,500           3,646
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                  1,000             986
Government Trust Certificate
   8.500% due 04/01/06                                  1,053           1,152

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Green Tree Financial Corp.
   Series 1997-3 Class A5
   7.140% due 03/15/28                                    774             808
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  3,500           3,458
   Series 2003-3 Class A3
   2.140% due 04/23/07                                  2,500           2,500
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                                  3,000           3,028
Household Private Label Credit Card Master Note
   Trust I
   Series 2001-2 Class A
   4.950% due 06/16/08                                  1,000           1,026
   Series 2002-2 Class A
   1.290% due 01/18/11                                  1,000           1,001
Hyundai Auto Receivables Trust
   Series 2002-A Class A3
   2.800% due 02/15/07                                  1,000           1,011
   Series 2003-A Class A3
   2.330% due 11/15/07                                  1,500           1,500
Illinois Power Special Purpose Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                                  1,595           1,648
J.C.Penney Master Credit Card Trust
   Series 1998-E Class A
   5.500% due 06/15/07                                  4,500           4,507
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,077
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                                  4,000           4,283
   Series 2000-I Class A
   6.900% due 01/15/08                                  3,157           3,420
Mellon Auto Grantor Trust
   Series 2000-2 Class A
   6.390% due 07/15/07                                    651             667
National City Auto Receivables Trust
   Series 2002-A Class A3
   4.040% due 07/15/06                                    785             795
   Series 2002-A Class A4
   4.830% due 08/15/09                                  2,000           2,084
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  2,500           2,571
   Series 2002-A Class A4
   4.760% due 04/15/09                                  1,000           1,038

 126  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   1.240% due 09/25/13                                  2,000           1,990
Nissan Auto Receivables Owner Trust
   Series 2001-C Class A4
   4.800% due 02/15/07                                  1,275           1,315
   Series 2003-A Class A3
   1.890% due 12/15/06                                  2,760           2,763
Nordstrom Private Label Credit Card Master Note
   Trust
   Series 2001-1A Class A
   4.820% due 04/15/10                                  2,500           2,623
Onyx Acceptance Grantor Trust
   Series 2000-D Class A4
   6.850% due 08/15/07                                  2,567           2,630
   Series 2002-D Class A4
   3.100% due 07/15/09                                  1,000           1,013
   Series 2003-B Class A3
   1.770% due 05/15/07                                  2,000           1,993
PBG Equipment Trust
   Series 1998-1A Class A
   6.270% due 01/20/12                                    644             673
Peco Energy Transition Trust
   Series 1999-A Class A4
   5.800% due 03/01/07                                  1,688           1,755
Provident Auto Lease ABS Trust
   Series 1999-1 Class A2
   7.025% due 01/14/12                                    911             953
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
   5.740% due 03/15/07                                    563             581
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  3,000           3,224
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,928           2,076
Railcar Leasing LLC
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,113
Regions Auto Receivables Trust
   Series 2002-1 Class A3
   2.630% due 01/16/07                                  1,500           1,517
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                                  3,900           4,085
   Series 2000-2 Class A
   6.750% due 09/16/09                                  2,000           2,143

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SSB Auto Loan Trust
   Series 2002-1 Class A3
   2.370% due 09/15/06                                  1,900           1,917
Standard Credit Card Master Trust
   Series 1995-1 Class A
   8.250% due 01/07/07                                  1,375           1,480
Susquehanna Auto Lease Trust
   Series 2003-1 Class A2
   1.530% due 08/14/05                                  1,000           1,000
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,630
Triad Auto Receivables Owner Trust
   Series 2003-B Class A3
   2.480% due 03/12/08                                  1,000           1,002
Vanderbilt Acquisition Loan Trust
   Series 2002-1 Class A1
   3.280% due 01/07/13                                    459             463
Volkswagen Auto Loan Enhanced Trust
   Series 2003-2 Class A3
   2.270% due 10/22/07                                  3,000           3,002
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                  1,000           1,072
WFS Financial Owner Trust
   Series 2002-2 Class A3
   3.810% due 02/20/07                                  1,500           1,522
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                  1,000           1,011
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                  1,900           1,901
World Omni Auto Receivables Trust
   Series 2001-B Class A3
   3.790% due 11/21/05                                    603             608
                                                                 ------------
                                                                      212,656
                                                                 ------------

Corporate Bonds and Notes - 14.4%
Abbott Laboratories
   5.625% due 07/01/06                                    500             539
ABN Amro Bank NV
   7.250% due 05/31/05                                  2,000           2,163
   Series B
   8.250% due 08/01/09                                  1,800           1,876
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,605

                                                       Short Term Bond Fund  127

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           2,001
Associates Corp. of North America
   Series MTNH
   7.625% due 04/27/05                                  1,000           1,086
   7.250% due 05/08/06                                  1,700           1,889
   7.240% due 05/17/06                                  1,000           1,113
Bank of America Corp. (E)
   1.380% due 08/26/05                                  1,000           1,003
   5.250% due 02/01/07                                  1,000           1,068
Bank of Montreal
   6.100% due 09/15/05                                  2,000           2,141
   7.800% due 04/01/07                                  1,000           1,144
Bank One Corp.
   7.625% due 08/01/05                                  1,250           1,368
BankAmerica Corp.
   6.200% due 02/15/06                                    750             812
Bayerische Landesbank
   2.500% due 03/30/06                                  1,500           1,500
Bear Stearns Cos., Inc. (The) (E)
   1.700% due 07/15/05                                  1,500           1,512
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                                  7,500           7,900
CIT Group, Inc.
   7.375% due 04/02/07                                  1,000           1,128
Citigroup, Inc.
   6.750% due 12/01/05                                  7,325           7,986
   1.255% due 05/19/06                                  1,000           1,000
Comcast Cable Communications
   8.375% due 05/01/07                                  1,500           1,734
Countrywide Home Loans, Inc.
   Series MTNK
   3.500% due 12/19/05                                  3,000           3,059
   5.500% due 02/01/07                                  3,000           3,202
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,278
Deutsche Bank Financial, Inc.
   6.700% due 12/13/06                                  1,500           1,660
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             503
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  1,000             990
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,551

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Capital Corp.
   3.500% due 08/15/07                                  2,275           2,290
   8.500% due 07/24/08                                  1,000           1,205
   1.360% due 02/03/06                                  2,000           2,005
   5.350% due 03/30/06                                  2,500           2,666
   8.125% due 04/01/08                                  1,000           1,167
General Mills, Inc.
   3.875% due 11/30/07                                  1,000           1,014
General Motors Acceptance Corp.
   6.750% due 01/15/06                                  2,985           3,189
   4.500% due 07/15/06                                    300             305
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,173
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                  2,000           2,191
GTE North, Inc.
   Series E
   6.400% due 02/15/05                                  1,200           1,269
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                  1,500           1,673
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,089
Household Finance Corp.
   6.500% due 01/24/06                                  2,250           2,440
   5.750% due 01/30/07                                  5,100           5,499
International Lease Finance Corp.
   2.950% due 05/23/06                                  2,000           2,006
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,640
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,144
Lehman Brothers Holdings, Inc.
   6.250% due 05/15/06                                  2,500           2,719
Merck & Co., Inc.
   5.250% due 07/01/06                                  2,000           2,141
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,361
Morgan Stanley
   5.800% due 04/01/07                                  1,000           1,085
Nationsbank Corp.
   6.375% due 02/15/08                                  3,000           3,331
Norfolk Southern Corp. (E)
   2.478% due 02/28/05                                    700             703
Safeway, Inc.
   2.500% due 11/01/05                                  2,000           1,997

 128  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SLM Corp.
   Series MTNA
   5.625% due 04/10/07                                  5,885           6,352
Southwestern Bell Telephone
   6.625% due 04/01/05                                  2,510           2,665
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,081
   6.125% due 11/15/08                                    100             106
SunAmerica, Inc.
   6.750% due 10/01/07                                  3,850           4,323
Suntrust Bank (E)
   Series BKNT
   1.150% due 10/03/05                                  2,000           1,999
Swiss Bank Corp. NY
   7.250% due 09/01/06                                  1,500           1,688
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,665
US Bancorp/First Bank
   7.625% due 05/01/05                                  1,000           1,086
   Series MTNJ
   6.875% due 12/01/04                                  2,100           2,220
US Central Credit Union
   2.750% due 05/30/08                                  1,000             967
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                                    420             450
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,614
   7.550% due 08/18/05                                  2,000           2,192
Washington Mutual Financial Corp.
   6.250% due 05/15/06                                  4,750           5,155
Waste Management, Inc.
   7.100% due 08/01/26                                  1,175           1,270
Wells Fargo & Co. (E)
   1.230% due 09/15/06                                  3,000           3,004
   Series MTNH
   6.750% due 10/01/06                                    500             554
   6.750% due 06/15/07                                  2,000           2,245
Wells Fargo Financial, Inc.
   6.125% due 02/15/06                                    750             811
                                                                 ------------
                                                                      146,560
                                                                 ------------

Emerging Markets Debt - 0.6%
Brazilian Government International Bond (E)
   2.000% due 04/15/06                                  1,040           1,015
   10.000% due 01/16/07                                 1,800           1,941

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,440
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,174
                                                                 ------------
                                                                        5,570
                                                                 ------------

International Debt - 3.6%
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,050           1,147
European Investment Bank
   Series DTC
   5.625% due 01/24/06                                    575             623
France Telecom
   8.450% due 03/01/06                                  1,200           1,344
HBOS Treasury Services PLC
   3.750% due 09/30/08                                  1,000           1,000
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,095
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,741
Italy Government International Bond
   7.250% due 02/07/05                                  2,500           2,673
John Hancock Global Funding, Ltd.
   7.500% due 01/31/05                                  4,080           4,371
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,261
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,170
Province of British Columbia
   4.625% due 10/03/06                                  2,000           2,108
Province of Manitoba
   4.250% due 11/20/06                                  1,000           1,044
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,630
   6.000% due 02/21/06                                  1,000           1,083
Province of Quebec
   6.500% due 01/17/06                                  1,560           1,700
South Africa Government International Bond
   9.125% due 05/19/09                                    800             959
Telefonica Europe BV
   7.350% due 09/15/05                                  2,500           2,728
Vodafone Group PLC
   7.625% due 02/15/05                                  6,560           7,046
                                                                 ------------
                                                                       36,723
                                                                 ------------

                                                       Short Term Bond Fund  129

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mortgage-Backed Securities - 16.4%
Asset Securitization Corp.
   Series 1997-D4 Class A1C
   7.420% due 04/14/29                                  2,000           2,103
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.770% due 10/20/32                                    242             247
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.323% due 10/25/32                                     79              80
   Series 2003-1 Class 5A1
   5.469% due 04/25/33                                  1,046           1,068
   Series 2003-8 Class 2A1
   4.950% due 11/25/33                                  1,700           1,721
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                  1,836           1,806
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    796             843
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                                    469             491
   Series 2003-PWR2 Class A1
   3.432% due 05/11/39                                    990             995
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                    975             972
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,200           1,185
Chase Commercial Mortgage Securities Corp.
   Series 1997-2 Class A1
   6.450% due 12/19/29                                    175             178
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
   7.150% due 05/15/15                                    685             700
Contimortgage Home Equity Trust 1998-3
   Series 1998-2 Class A7
   6.570% due 03/15/23                                  1,200           1,227
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                  1,648           1,717
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                  2,558           2,622

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loans
   6.000% due 10/25/33                                  2,770           2,838
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002 P3 Class A
   2.361% due 08/25/33                                  1,010           1,008
   Series 2002-AR27 Class 2A2
   5.742% due 10/25/32                                    301             305
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000           1,004
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                  1,189           1,184
Federal Home Loan Mortgage Corp. 15 Year Gold
   TBA
   6.000% (o)                                          11,000          11,290
   5.000% (o)                                           1,000           1,015
   9.000% due 2005                                          6               6
   4.000% due 2007                                      1,992           2,020
   4.000% due 2008                                      1,885           1,920
   5.500% due 2008                                        358             374
   6.500% due 2008                                        357             375
   5.500% due 2009                                        717             746
   6.000% due 2009                                        510             534
   6.500% due 2009                                      1,093           1,153
   6.000% due 2010                                        443             464
   8.000% due 2010                                        196             206
   6.000% due 2011                                      1,261           1,316
   6.000% due 2013                                        322             335
   5.500% due 2014                                      1,283           1,327
   6.000% due 2014                                        337             351
   6.000% due 2016                                      1,686           1,751
   5.500% due 2017                                      1,976           2,036
   6.000% due 2028                                        346             355
   5.500% due 2029                                      1,576           1,598
   6.000% due 2029                                        648             665
   6.000% due 2031                                        832             853
   6.500% due 2032                                        422             439
   6.000% due 2033                                     12,146          12,464
   Series 1993-1645 Class PD
   4.500% due 09/15/08                                    418             430
   Series 2002-2441 Class KA
   5.750% due 05/15/31                                    150             151
   Series 2003-2557 Class MA
   4.500% due 07/15/16                                    980           1,002
   Series 2003-2580 Class QK
   4.000% due 04/15/22                                  1,500           1,507
   Series 2003-2638 Class NK
   4.000% due 02/15/15                                  2,200           2,251

 130  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H009 Class A2
   1.876% due 03/15/08                                  2,000           1,982
Federal National Mortgage Association 15 Year
   TBA
   5.000% (o)                                           3,500           3,555
   6.000% (o)                                           6,000           6,159
   6.000% due 2008                                        277             290
   5.500% due 2009                                      6,809           7,048
   6.000% due 2010                                        537             563
   6.500% due 2010                                        349             368
   6.000% due 2011                                        546             577
   6.500% due 2011                                        369             390
   4.500% due 2013                                      2,709           2,761
   5.000% due 2013                                      5,050           5,197
   5.500% due 2013                                        764             800
   6.000% due 2013                                      1,110           1,156
   6.000% due 2014                                      5,106           5,321
   5.500% due 2016                                      6,362           6,551
   6.000% due 2016                                        407             423
   5.500% due 2017                                     13,531          13,939
   6.000% due 2017                                      2,409           2,505
   5.000% due 2018                                      3,594           3,655
   5.500% due 2022                                      2,316           2,360
   7.500% due 2031                                        202             215
   6.000% due 2032                                        605             621
   6.000% due 2033                                         77              79
   Series 1994-1 Class K
   6.500% due 06/25/13                                    668             691
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                  2,000           2,040
   Series 2003-28 Class PA
   5.500% due 05/25/06                                  1,122           1,125
   Series 2003-92 Class BR
   5.000% due 04/25/14                                  2,300           2,381
Fleet Mortgage Securities
   Series 2001-1 Class A1
   6.000% due 07/28/29                                      1               1
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
   5.260% due 08/11/33                                    694             729
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    928             986
Government National Mortgage Association I
   7.000% due 2007                                         13              14
   6.000% due 2008                                        260             274
   9.500% due 2017                                          1               2

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association II (E)
   4.750% due 2027                                        296             303
   4.000% due 2032                                        719             729
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   1.410% due 06/25/29                                    155             155
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    929             940
LB-UBS Commercial Mortgage Trust
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,439           1,414
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                  1,150           1,201
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                                    408             432
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,966           1,972
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   1.450% due 07/25/32                                    323             323
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             546
   Series 2002-IQ2 Class A1
   4.090% due 12/15/35                                  1,216           1,251
Residential Funding Mortgage Sec I
   Series 2002-SA2 Class A1
   5.607% due 09/25/32                                    111             113
Residential Funding Mortgage Securities II
   Series 2003-HS1 Class AI2
   2.120% due 02/25/33                                  2,500           2,500
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   1.450% due 09/19/32                                    266             263
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    585             599
United Mortgage Securities Corp.
   Series 1993-1 Class AA
   4.707% due 09/25/33                                    291             293
   Series 1994-1 Class A2
   4.015% due 06/25/32                                    828             832

                                                       Short Term Bond Fund  131

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                    950             945
Washington Mutual
   Series 2001-1 Class A
   3.766% due 01/25/41                                     60              60
   Series 2002-AR9 Class 1A
   2.779% due 08/25/42                                  4,473           4,497
Washington Mutual MSC Mortgage Pass-Through CTFS
   (E)
   Series 2002-AR2 Class 2A1
   6.170% due 07/25/32                                    166             171
                                                                 ------------
                                                                      167,525
                                                                 ------------

United States Government Agencies - 0.4%
Federal Home Loan Bank System
   0.000% due 04/27/10                                  1,533           1,440
Federal Home Loan Mortgage Corp.
   4.250% due 03/22/06                                  1,450           1,466
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    737             773
                                                                 ------------
                                                                        3,679
                                                                 ------------

United States Government Treasuries - 15.1%
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                  2,514           2,793
   3.875% due 01/15/09                                  2,847           3,221
   4.250% due 01/15/10                                  5,376           6,265
   3.500% due 01/15/11                                  1,167           1,315
   3.000% due 07/15/12                                    205             225
United States Treasury Note
   1.625% due 03/31/05                                  4,000           4,008
   2.000% due 08/31/05                                 85,385          85,776
   2.375% due 08/15/06                                 48,180          48,339
   8.750% due 11/15/08                                  1,700           1,704
   9.125% due 05/15/09                                    750             782
                                                                 ------------
                                                                      154,428
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $723,503)                                                       727,141
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 31.7%
ABN AMRO North America Discount Note (c)
   1.070% due 01/14/04                                  5,900           5,884
African Development Bank
   9.750% due 12/15/03                                  1,720           1,737
AT&T Corp.
   7.500% due 04/01/04                                  3,500           3,584
AvalonBay Communities, Inc.
   6.580% due 02/15/04                                    750             761
Boatmen's Bancshares, Inc.
   7.625% due 10/01/04                                  3,058           3,208
BP Amoco Capital PLC (c)
   1.065% due 02/09/04                                  9,100           9,067
British Telecommunications PLC (E)
   2.435% due 12/15/03                                    200             200
CIT Group, Inc.
   5.625% due 05/17/04                                  2,600           2,658
   7.125% due 10/15/04                                  4,800           5,049
Conoco, Inc.
   5.900% due 04/15/04                                  1,975           2,015
Countrywide Home Loans, Inc.
   Series MTNJ
   5.250% due 06/15/04                                    750             767
CSX Corp.
   Series MTNC
   5.850% due 12/01/03                                  1,000           1,003
Danske Corp. Commercial Paper (c)(y)
   1.065% due 12/08/03                                  6,000           5,993
   1.060% due 12/19/03                                  3,000           2,996
ERP Operating, LP
   6.650% due 11/15/03                                  1,000           1,002
Evans Withycombe Residential
   7.500% due 04/15/04                                  1,000           1,025
Federal Home Loan Bank Consolidated Discount
   Notes (c)
   1.059% due 01/16/04                                  1,700           1,695
Federal Home Loan Mortgage Corp. Discount Note
   (c)
   1.055% due 01/08/04                                 22,300          22,248
   1.060% due 01/08/04                                 30,700          30,628
   1.090% due 03/15/04                                  5,800           5,775

 132  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association Discount
   Note
   1.050% due 12/02/03 (c)(y)                           5,500           5,495
   1.080% due 12/09/03 (c)(y)                          10,000           9,989
   1.045% due 12/10/03 (c)(y)                          11,900          11,887
   0.980% due 12/17/03 (c)(y)                             400             400
   1.050% due 12/17/03 (c)(y)                          10,000           9,987
   1.080% due 02/18/04 (c)                              1,400           1,394
   1.080% due 02/23/04 (c)                              9,000           8,969
   1.080% due 02/24/04 (c)                             10,000           9,965
   1.115% due 02/25/04 (c)                                500             498
   1.075% due 02/26/04 (c)                              4,300           4,284
Ford Credit Auto Owner Trust
   Series 2000-E Class A5
   6.770% due 10/15/04                                  2,478           2,492
Ford Motor Credit Co.
   7.500% due 06/15/04                                  1,000           1,027
Frank Russell Investment Company
   Money Market Fund                               67,714,334          67,714
General Electric Capital Corp.
   Series MTNA
   5.375% due 04/23/04                                  3,000           3,058
General Electric Capital Corp.
   7.250% due 05/03/04                                  1,000           1,029
General Electric Capital Corp. (c)(y)
   1.030% due 11/12/03                                    700             700
General Motors Acceptance Corp.
   5.750% due 11/10/03                                    750             750
   1.520% due 07/21/04                                    300             299
General Motors Acceptance Corp. (E)
   1.830% due 05/17/04                                  1,700           1,700
HBOS Treasury Services PLC Commercial Paper
   (E)(c)(y)
   1.090% due 12/09/03                                  5,400           5,394
   1.060% due 12/18/03                                  3,000           2,996
International Game Technology
   7.875% due 05/15/04                                  2,000           2,061
ITT Corp.
   6.750% due 11/15/03                                  1,500           1,500
Landesbank Baden-Wuerttemberg Girozentrale
   7.875% due 04/15/04                                  2,500           2,577

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
May Department Stores Co. (The)
   7.150% due 08/15/04                                  6,200           6,467
National Bank of Canada
   Series B
   8.125% due 08/15/04                                  1,000           1,034
Philadelphia Authority For Industrial
   Development
   Series 1997-1997 Class A
   6.488% due 06/15/04                                    476             489
Province of Manitoba
   6.125% due 01/19/04                                  2,000           2,020
Rababank USA Financial Corp. (c)
   1.060% due 01/30/04                                  2,300           2,294
Railcar Trust
   Series 1992-1 Class A
   7.750% due 06/01/04                                  2,470           2,526
Ralcorp Holdings, Inc.
   8.750% due 09/15/04                                  1,500           1,591
RBSG Capital Corp.
   10.125% due 03/01/04                                 2,000           2,055
Sears Roebuck Acceptance
   Series MTN3
   6.560% due 11/20/03                                  1,000           1,002
Shell Finance (UK) PLC (c)
   1.100% due 03/16/04                                  8,600           8,555
Svenska Handelsbanken
   8.350% due 07/15/04                                  1,000           1,048
UBS Finance, Inc. (c)
   1.085% due 02/17/04                                  1,900           1,893
United States Treasury Bill
   0.960% due 12/04/03(c)(y)(s)                            60              60
   0.935% due 12/11/03(c)(y)(s)                           100             100
   0.900% due 12/18/03(c)(y)(s)                           350             350
   0.858% due 12/18/03(c)(y)(s)                            20              20
   0.870% due 12/18/03(c)(y)(s)                            25              25
   0.876% due 12/18/03(c)(y)(s)                           320             320
   0.930% due 12/18/03(c)(y)(s)                            50              50
   0.985% due 12/18/03 (c)(y)                          11,300          11,244
   0.995% due 04/15/04 (c)                              3,300           3,238
   1.020% due 04/29/04 (c)                             10,700          10,645
United States Treasury Note
   3.000% due 01/31/04                                  1,650           1,658

                                                       Short Term Bond Fund  133

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Upjohn Co.-Esot
   9.790% due 02/01/04                                    213             217
Westpactrust Securities
   1.075% due 02/05/04                                  1,200           1,195
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $323,333)                                                       323,556
                                                                 ------------

TOTAL INVESTMENTS - 103.0%
(identified cost $1,046,836)                                        1,050,697

OTHER ASSETS AND LIABILITIES
NET - (3.0%)                                                          (30,714)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,019,982
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 09/04 (2)                              490                1
   expiration date 12/04 (111)                         27,055              (67)
   expiration date 03/05 (109)                         26,457              (63)
   expiration date 06/05 (107)                         25,875              (53)
   expiration date 09/05 (107)                         25,790              (51)

United States Treasury 2 Year Notes
   expiration date 12/03 (67)                          14,369                9

United States Treasury 5 Year Notes
   expiration date 12/03 (202)                         22,586             (172)

United States Treasury 10 Year Notes
   expiration date 12/03 (22)                           2,471               62

Short Positions
Euribor Futures (Germany)
   expiration date 12/04 (12)                              13               (2)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (336)
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 134  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Swap Option Three Month LIBOR
   Dec 2003 3.50 Call (1)                               7,350              (1)
   Dec 2003 5.50 Put (1)                               11,550              --
                                                                 ------------

Total Liability for Options Written (premiums
   received $49)                                                           (1)
                                                                 ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               3      EUR             3    11/04/03                 --
USD               3      EUR             3    11/05/03                 --
USD               9      EUR             8    11/05/03                 --
GDB               1      USD             1    12/11/03                 --
                                                           --------------
                                                                       --
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Short Term Bond Fund  135

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                  SELECT GROWTH - CLASS I              RUSSELL 1000 GROWTH
                                                                  -----------------------              -------------------
Inception                                                                 10000.00                           10000.00
2001                                                                       6710.00                            6804.00
2002                                                                       5350.00                            5469.00
2003                                                                       7100.00                            6662.00

Select Growth - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,258               32.58%
Inception              $       7,080              (11.81)%sec.

Select Growth - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,239               32.39%
Inception              $       7,030              (12.04)%sec.

Select Growth - Class C
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,117               31.17%
Inception              $       6,860              (12.82)%sec.

Select Growth - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,271               32.71%
Inception              $       7,100              (11.72)%sec.

Russell 1000(R) Growth
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,181              21.81%
Inception              $       6,662              (8.99)%sec.

 136  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide capital appreciation.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Select Growth Fund Class I, Class S, Class E, and Class C shares gained 32.71%, 32.58%, 32.39%, and 31.17%, respectively. This compared to the Russell 1000(R) Growth Index, which gained 21.81% during the same period. Class I, Class S, Class E and Class C performance is net of operating expenses of 0.93%, 1.03%, 1.26%, and 2.20% respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

Security selection was the primary driver of the Fund's excess returns relative to its benchmark over the past 12 months. The collective emphasis of certain of the Fund's money managers' (particularly Turner, TCW, and CapitalWorks) on higher growth stocks that tend to exaggerate market moves was one of the significant factors behind the successful contribution to returns from stock selection. Moreover, the Fund's small allocation to one small capitalization growth money manager (CapitalWorks) and one micro capitalization money manager (Fuller & Thaler) also contributed to positive security selection as these two managers each experienced positive security selection results. Moreover, small and micro capitalization stocks substantially outperformed larger stocks over this period.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund and its money managers chose to continue with their pre-designated approach to security selection and portfolio construction. One money manager, Strong Capital Management, struggled relative to its benchmark largely due to its emphasis on earnings and price momentum, which were not rewarded in the past fiscal year.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

No changes to the Fund's structure or its money manager line up were made during the period.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The greatest contributor to performance was security selection, including higher growth, smaller capitalization stocks that tended to exaggerate market moves. The money managers driving such results were Turner (high volatility and growth selections), TCW (high volatility and growth selections), CapitalWorks (high volatility, growth, and small capitalization selections), and Fuller & Thaler (micro capitalization stocks). Strong underperformed its benchmark due to its emphasis on security characteristics that were not rewarded during the period.

The Fund primarily invests in large and medium sized companies with some exposure to small sized companies. This year, the Fund's portfolio exposure to smaller sized companies was beneficial to the Fund's performance.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The Fund experienced very good results from stock selection. A significant majority of the Fund's excess return relative to its benchmark was directly attributable to stock selection. This was partially due to the Fund's construction which includes a small allocation to money managers that are focused on the higher beta, higher growth and smaller capitalization stocks. Moreover, the money managers' emphasis on companies that tend to surprise the market by announcing better-than-expected earnings was increasingly rewarded over the past year. All of these things combined to produce favorable returns for the Fund.

Money Managers                                                             Style


CapitalWorks Investment Partners, LLC               Growth
Fuller & Thaler Asset Management, Inc.              Growth
Strong Capital Management, Inc.                     Growth
TCW Investment Management Co.                       Growth
Turner Investment Partners, Inc.                    Growth

                              --------------------

* The Fund operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                         Select Growth Fund  137

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.1%
Auto and Transportation - 2.2%
Airtran Holdings, Inc. (AE)                             5,218              85
Frontier Airlines, Inc. (AE)                            6,633             107
Gentex Corp.                                            2,300              90
Harley-Davidson, Inc.                                   6,100             289
JetBlue Airways Corp. (AE)                              2,200             127
Knight Transportation, Inc. (AE)                        4,100             103
OMI Corp. (AE)                                          4,400              30
Southwest Airlines Co.                                 45,300             879
Swift Transportation Co., Inc. (AE)                     3,000              67
                                                                 ------------
                                                                        1,777
                                                                 ------------

Consumer Discretionary - 20.2%
3DO Co. (The) (AE)                                      6,525              --
99 Cents Only Stores (AE)                               5,100             152
Aeropostale, Inc. (AE)                                  3,400             105
Amazon.Com, Inc. (AE)                                  19,680           1,071
Anacomp, Inc. Class A (AE)                              4,800             106
Apollo Group, Inc. Class A (AE)                         5,900             375
Ask Jeeves (AE)                                         5,800             111
Bed Bath & Beyond, Inc. (AE)                            9,157             387
Best Buy Co., Inc.                                     10,365             604
Bon-Ton Stores, Inc. (The)                              4,600              60
Brightpoint, Inc. (AE)                                  5,625             161
Buca, Inc. (AE)                                         3,000              17
Carmax, Inc. (AE)                                       4,400             139
Carmike Cinemas, Inc. (AE)                              1,800              58
Carnival Corp.                                          8,167             285
CellStar Corp. (AE)                                     6,640              82
Chico's FAS, Inc. (AE)                                  6,200             233
Christopher & Banks Corp.                               3,700             108
Coach, Inc. (AE)                                        7,400             262
Coldwater Creek, Inc. (AE)                              4,950              61
Concord Camera Corp. (AE)                               5,100              65
Corinthian Colleges, Inc. (AE)                          1,800             111
Corporate Executive Board Co. (AE)                      2,900             148
Crown Media Holdings, Inc. Class A (AE)                 9,200              82
DiamondCluster International, Inc. (AE)                16,000             142
eBay, Inc. (AE)                                        24,805           1,388
EchoStar Communications Corp. (AE)                      7,800             299
Electronic Arts, Inc. (AE)                              6,014             596
Fossil, Inc. (AE)                                       2,900              78
GSI Commerce, Inc. (AE)                                 6,600              64
Harman International Industries, Inc.                   2,400             308
Hearst-Argyle Television, Inc. (AE)                     2,700              65
Home Depot, Inc.                                       10,500             389

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
infoUSA, Inc. (AE)                                      4,500              37
InterActiveCorp (AE)                                   20,330             746
International Game Technology                           8,600             282
International Speedway Corp. Class A                    2,100              89
Kohl's Corp. (AE)                                       2,000             112
Lowe's Cos., Inc.                                       4,500             265
Magna Entertainment Corp. Class A (AE)                  7,400              33
Midway Games, Inc. (AE)                                 6,000              17
MPS Group, Inc. (AE)                                   11,400             109
Neoforma, Inc. (AE)                                     3,060              48
Omnicom Group                                           1,600             128
Panera Bread Co. Class A (AE)                           2,500             101
Petco Animal Supplies, Inc. (AE)                        4,200             139
Pixar, Inc. (AE)                                        7,200             495
Rare Hospitality International, Inc. (AE)               3,400              84
Red Robin Gourmet Burgers, Inc. (AE)                    2,800              83
Restoration Hardware, Inc. (AE)                         7,200              57
Scientific Games Corp. Class A (AE)                    20,000             266
Sinclair Broadcast Group, Inc. Class A (AE)             5,000              58
Stanley Furniture Co., Inc.                               700              22
Starbucks Corp. (AE)                                   10,270             325
Station Casinos, Inc.                                   3,300              98
Sylvan Learning Systems, Inc. (AE)                      4,880             138
Time Warner, Inc.                                      38,554             589
Tivo, Inc. (AE)                                         5,900              47
Trans World Entertainment (AE)                          2,200              14
Universal Electronics, Inc. (AE)                        2,400              31
University of Phoenix Online (AE)                       1,800             124
Univision Communications, Inc. Class A (AE)             9,900             336
Vans, Inc. (AE)                                         6,600              74
VeriSign, Inc. (AE)                                     6,600             105
Viacom, Inc. Class B                                   10,600             423
Wal-Mart Stores, Inc.                                  27,666           1,631
Water Pik Technologies, Inc. (AE)                       3,000              34
Yahoo!, Inc. (AE)                                      32,232           1,409
                                                                 ------------
                                                                       16,661
                                                                 ------------

Consumer Staples - 4.8%
Coca-Cola Co. (The)                                    17,324             804
Colgate-Palmolive Co.                                   4,100             218
CVS Corp.                                               8,560             301
Imperial Sugar Co. (AE)                                 6,300              71
Medifast, Inc. (AE)                                     4,300              67
PepsiCo, Inc.                                          14,404             689
Procter & Gamble Co.                                    9,426             926

 138  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Systemco Corp.                                          7,850             264
Walgreen Co.                                           17,600             613
                                                                 ------------
                                                                        3,953
                                                                 ------------

Financial Services - 10.6%
Aflac, Inc.                                            12,200             445
Alliance Data Systems Corp. (AE)                        2,600              72
American Express Co.                                   16,800             788
American International Group                           15,880             966
American Physicians Capital, Inc. (AE)                  1,200              32
Charles Schwab Corp. (The)                             80,385           1,090
Citigroup, Inc.                                         7,100             337
Doral Financial Corp.                                   5,600             283
Fannie Mae                                              1,300              93
First Data Corp.                                        6,940             248
First Marblehead Corp. (The) (AE)                         300               5
Global Payments, Inc.                                   2,200              92
Goldman Sachs Group, Inc.                               7,356             691
Jefferies Group, Inc.                                   3,600             112
Legg Mason, Inc.                                        2,000             167
Morgan Stanley                                         10,893             598
Paychex, Inc.                                          22,642             881
Pico Holdings, Inc. (AE)                                2,500              37
Progressive Corp. (The)                                15,760           1,163
Providian Financial Corp.                               5,900              66
Republic First Bancorp, Inc. (AE)                       3,200              36
Santander BanCorp                                       3,000              75
SLM Corp.                                               5,600             219
TCF Financial Corp.                                     2,200             115
Wells Fargo & Co.                                       2,800             158
                                                                 ------------
                                                                        8,769
                                                                 ------------

Health Care - 16.7%
Abbott Laboratories                                    13,430             572
Aetna, Inc.                                             1,000              57
Alcon, Inc.                                             1,300              72
Amgen, Inc.                                            30,664           1,894
Amylin Pharmaceuticals, Inc. (AE)                       2,900              79
Andrx Group (AE)                                        3,400              68
Bio-Reference Labs, Inc. (AE)                           6,600             109
Boston Scientific Corp. (AE)                            8,923             604
Bristol-Myers Squibb Co.                               13,690             347
Candela Corp. (AE)                                      3,900              67
Chiron Corp. (AE)                                       4,680             256
Columbia Laboratories, Inc. (AE)                        6,000              63
Connetics Corp. (AE)                                    4,300              77
CV Therapeutics, Inc. (AE)                              1,100              19
Eli Lilly & Co.                                        10,200             680

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Genentech, Inc. (AE)                                   14,773           1,211
Genzyme Corp. (AE)                                      6,600             303
Gilead Sciences, Inc. (AE)                             11,701             639
Ilex Oncology, Inc. (AE)                                5,600             117
Johnson & Johnson                                       1,000              50
LCA-Vision, Inc. (AE)                                   4,201              68
Ligand Pharmaceuticals, Inc. Class B (AE)               5,200              72
Matrixx Initiatives, Inc. (AE)                          3,200              46
Medicis Pharmaceutical Class A                            500              32
Medimmune, Inc. (AE)                                   14,045             374
Medtronic, Inc.                                        10,610             483
Millipore Corp.                                         2,900             127
NPS Pharmaceuticals, Inc. (AE)                          2,700              71
Omnicell, Inc. (AE)                                     4,300              61
Pfizer, Inc.                                           81,288           2,569
St. Jude Medical, Inc.                                  5,000             291
Tanox, Inc. (AE)                                        2,700              48
Teva Pharmaceutical Industries - ADR                    8,756             498
Transkaryotic Therapies, Inc. (AE)                      6,500              85
UnitedHealth Group, Inc.                                6,345             323
Vicuron Pharmaceuticals, Inc. (AE)                      3,000              55
Watson Pharmaceuticals, Inc. (AE)                       2,700             106
Wyeth                                                  23,939           1,057
Zimmer Holdings, Inc. (AE)                              2,340             149
                                                                 ------------
                                                                       13,799
                                                                 ------------

Materials and Processing - 1.0%
Air Products & Chemicals, Inc.                          4,498             204
Culp, Inc.                                              4,400              47
Encore Wire Corp. (AE)                                  5,500              93
Newmont Mining Corp.                                    3,100             136
Praxair, Inc.                                           2,400             167
RTI International Metals, Inc.                          4,600              55
Smurfit-Stone Container Corp. (AE)                      5,600              87
                                                                 ------------
                                                                          789
                                                                 ------------

Miscellaneous - 4.2%
General Electric Co.                                  105,640           3,065
SkillSoft Corp. ADR                                     9,100              73
Tyco International, Ltd.                               14,100             294
                                                                 ------------
                                                                        3,432
                                                                 ------------

Other Energy - 1.7%
BJ Services Co.                                         4,000             131
ENSCO International, Inc.                               7,700             203
Halliburton Co.                                         8,205             196
Massey Energy Co.                                       5,300              74

                                                         Select Growth Fund  139

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National-Oilwell, Inc. (AE)                             3,800              72
Patterson-UTI Energy, Inc. (AE)                         5,400             154
Rowan Cos., Inc.                                          900              22
Smith International, Inc.                               4,900             182
Unit Corp.                                              2,800              54
Varco International, Inc. (AE)                          6,000             106
XTO Energy, Inc.                                       10,400             246
                                                                 ------------
                                                                        1,440
                                                                 ------------

Producer Durables - 4.1%
Applied Materials, Inc. (AE)                           65,357           1,527
ASML Holding NV (AE)                                    8,900             156
August Technology Corp. (AE)                            3,800              74
Centex Corp.                                              700              68
Credence Systems Corp. (AE)                             5,500              90
General Cable Corp.                                     8,600              82
GrafTech International, Ltd. (AE)                       6,800              71
Kla-Tencor Corp. (AE)                                   1,300              75
Lennar Corp. Class A                                      700              64
Magnetek, Inc. (AE)                                     7,900              48
Measurement Specialties, Inc. (AE)                      6,000              74
MKS Instruments, Inc. (AE)                              2,500              65
MTC Technologies, Inc. (AE)                             2,500              73
Nokia OYJ - ADR                                        15,631             266
Novellus Systems, Inc. (AE)                             1,700              70
Pall Corp.                                              3,700              87
Roper Industries, Inc.                                  2,300             114
Southern Energy Homes, Inc. (AE)                       24,000              65
Ultratech, Inc. (AE)                                    3,300             103
United Defense Industries, Inc. (AE)                    2,600              84
United Technologies Corp.                               1,700             144
                                                                 ------------
                                                                        3,400
                                                                 ------------

Technology - 27.4%
3Com Corp. (AE)                                        18,100             130
Aeroflex, Inc. (AE)                                     4,100              38
Agere Systems, Inc. Class A (AE)                       41,500             144
Agile Software Corp. (AE)                               6,100              67
Altera Corp. (AE)                                       3,200              65
Amdocs, Ltd. (AE)                                      12,600             270
Analog Devices, Inc. (AE)                              16,196             718
AnswerThink Consulting Group, Inc. (AE)                 8,900              46
Anteon International Corp. (AE)                         5,200             178
Aspect Communications Corp. (AE)                        8,500             115
Avid Technology, Inc. (AE)                              1,800              93
BEA Systems, Inc. (AE)                                 11,800             164
Broadcom Corp. Class A (AE)                             3,100              99

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brooktrout Technology, Inc. (AE)                        5,000              72
California Micro Devices CP (AE)                        9,200              78
Carrier Access Corp. (AE)                               7,700              78
Centillium Communications, Inc. (AE)                    8,900              48
Ciena Corp. (AE)                                       23,300             149
Cisco Systems, Inc. (AE)                              110,330           2,315
Corning, Inc.                                          56,487             620
Covansys Corp. (AE)                                     7,200              70
Cypress Semiconductor Corp. (AE)                       15,500             333
Dell, Inc. (AE)                                        35,100           1,268
Ditech Communications Corp. (AE)                        6,300              66
EDO Corp.                                               9,500             212
EMC Corp.                                              59,484             823
Extreme Networks (AE)                                  10,800              93
F5 Networks, Inc. (AE)                                  4,600             115
Filenet Corp. (AE)                                      3,300              88
Integrated Device Technology, Inc. (AE)                 9,400             148
Intel Corp.                                            93,767           3,098
InterVoice, Inc. (AE)                                  11,600             121
Interwoven, Inc. (AE)                                  27,300             103
Juniper Networks, Inc. (AE)                            10,000             180
L-3 Communications Holdings, Inc. (AE)                  3,400             159
Lantronix, Inc. (AE)                                   39,700              46
Linear Technology Corp.                                 4,500             192
Macromedia, Inc. (AE)                                   3,700              71
MAPICS, Inc. (AE)                                       4,300              47
Maxim Integrated Products                              16,700             830
Mercury Interactive Corp. (AE)                          5,800             269
Microchip Technology, Inc.                              8,600             281
Microsemi Corp.                                         3,700              77
Microsoft Corp.                                        95,960           2,509
Motorola, Inc.                                         38,060             515
National Semiconductor Corp. (AE)                       2,600             106
Neoware Systems, Inc. (AE)                              2,500              42
Netegrity, Inc. (AE)                                    8,600             102
NetScreen Technologies, Inc. (AE)                       6,700             178
Netsolve, Inc. (AE)                                     3,400              28
Network Appliance, Inc. (AE)                           48,800           1,204
Novell, Inc. (AE)                                      26,700             157
O2Micro International, Ltd. (AE)                       11,700             249
Onyx Software Corp. (AE)                               11,175              50
PanAmSat Corp. (AE)                                     3,700              77
PerkinElmer, Inc.                                      14,100             254
QLogic Corp. (AE)                                       2,800             157
Qualcomm, Inc.                                          5,600             266
Quest Software, Inc. (AE)                              10,300             153
Reynolds & Reynolds Co. (The) Class A                   3,000              81

 140  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Saba Software, Inc. (AE)                                5,125              19
SAP AG - ADR                                            2,300              84
Secure Computing Corp. (AE)                             6,600              95
Seebeyond Technology Corp. (AE)                         9,700              34
Selectica, Inc. (AE)                                   12,500              53
Silicon Storage Technology, Inc. (AE)                   6,800              76
Sony Corp. - ADR                                        4,060             143
SRS Labs, Inc. (AE)                                     4,400              30
SupportSoft, Inc. (AE)                                  7,400              89
SYKES Enterprises, Inc. (AE)                            8,500              79
Symantec Corp. (AE)                                     3,100             206
Utstarcom, Inc. (AE)                                    7,700             243
Veritas Software Corp. (AE)                             7,900             286
Witness Systems, Inc. (AE)                              2,000              15
Xilinx, Inc. (AE)                                      27,979             887
                                                                 ------------
                                                                       22,644
                                                                 ------------
Utilities - 1.2%
Comcast Corp. Class A                                  11,667             396
Nextel Communications, Inc. Class A (AE)               12,700             307
Nextel Partners, Inc. Class A (AE)                      8,600             103
Primus Telecommunications GP (AE)                      10,000              92
Quantum Fuel Systems Technologies Worldwide,
   Inc. (AE)                                            8,400              77
                                                                 ------------
                                                                          975
                                                                 ------------

TOTAL COMMON STOCKS
(cost $64,605)                                                         77,639
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 5.9%
Frank Russell Investment Company
   Money Market Fund                                4,009,000           4,009
United States Treasury Bill (c)(y)(s)
   0.853% due 12/11/03                                    300             299
   0.873% due 12/11/03                                    200             200
   0.935% due 12/11/03                                    400             400
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,908)                                                           4,908
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $69,513)                                              82,547

OTHER ASSETS AND LIABILITIES
NET - 0.0%                                                                  7
                                                                 ------------

NET ASSETS - 100.0%                                                    82,554
                                                                 ============


  See accompanying notes which are an integral part of the financial statements.

                                                         Select Growth Fund  141

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 12/03 (13)                           1,843               73

S&P Barra Growth Index
   expiration date 12/03 (10)                           1,324               20

S&P 500 E-Mini Index
   expiration date 12/03 (15)                             787                9

S&P 500 Index
   expiration date 12/03 (4)                            1,050                4
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  106
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 142  Select Growth Fund

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                                   SELECT VALUE - CLASS I               RUSSELL 1000 VALUE
                                                                   ----------------------               ------------------
Inception                                                                 10000.00                          10000.00
2001                                                                       8608.00                           8683.42
2002                                                                       7599.00                           7813.28
2003                                                                       9316.00                           9600.58

Select Value Fund - Class S
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,253              22.53%sec.
Inception              $       9,293              (2.63)%sec.

Select Value Fund - Class E
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,201              22.01%
Inception              $       9,212              (2.94)%sec.

Select Value Fund - Class C
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,119              21.19%
Inception              $       9,006              (3.74)%sec.

Select Value Fund - Class I
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,260              22.60%
Inception              $       9,316              (2.54)%sec.

Russell 1000()(R) Value Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,288              22.88%
Inception              $       9,601              11.17%sec.

 144  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide capital appreciation.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended October 31, 2003, the Select Value Fund Class I, Class S, Class E, and Class C shares gained 22.60%, 22.53%, 22.01%, and 21.19%, respectively. This compared to the Russell 1000(R) Value Index, which gained 22.88% during the same period. Class I, Class S, Class E, and Class C performance is net of operating expenses of 0.90%, 1.01%, 1.21%, and 2.15%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

Over the period, the best performing stocks in the US equity markets possessed one or more of the following characteristics: smaller market capitalization size, no dividend payments, lower financial quality (i.e. lower credit ratings), above-average valuations and/or higher risk profile. The performance of these stocks was driven by economic sensitivity, especially during the early cycle of an economic recovery as reflected in the technology and basic materials sectors. The Fund's policy of always being fully invested contributed to positive performance as the equity markets generally increased during the period.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

As the fiscal year began, the Fund's money managers were cautious due to the potential impact of the geopolitical situation on the market environment. However, as investors became more comfortable with events in Iraq and the future of corporate earnings, the equity market began to improve and the Fund's money managers also became more optimistic. The Federal Reserve continued to foster an investment-friendly interest rate policy and a stimulative fiscal policy to help bolster the economy. A new tax bill was passed to provide tax relief stimulus in an attempt to bolster the economy. As the economy showed indications of improvement, smaller companies appeared to be the largest beneficiaries of these conditions. The Fund's money managers maintained their emphasis on companies demonstrating stable, consistent growth, yet trading at below-market valuation levels. This resulted from growing concerns regarding the rapid pace of economic activity and the corresponding risk of stock prices that rise ahead of actual earnings improvements.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

The Fund added DePrince, Race & Zollo (DePrince) as a money manager to the Fund in early July 2003. DePrince's investment approach emphasizes companies with above-average dividend yields that are also undervalued relative to the stock's long term average valuation level and that possess some sort of catalyst for potential increase in shareholder value. This gave the Fund an added dimension at a time when dividends were receiving both greater emphasis and a more favorable tax treatment in comparison to recent years.

DePrince's approach is designed to emphasize a company's return on invested capital and the ability of each company to improve this return going forward.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The Fund's money managers' stock selection in the basic materials and the producer durables sectors was the primary contributor to performance over this period. One money manager in particular, Systematic Financial Management, LP (Systematic), performed well in these sectors by following its investment discipline. Systematic's investment discipline emphasizes undervalued stocks issuing generally unexpected positive earnings surprises and upward earnings estimate revisions across market sectors regardless of company size. This strategy was rewarded during this period.

The most significant challenges the Fund's money managers faced during this period were rapid shifts in market sentiment from a defensive to aggressive nature, emphasis on lower credit quality and more highly valued stocks, and the sharp rise in interest rates in July. Market trends were not consistent throughout the year. Investment behavior was relatively aggressive as market sentiment moved from high quality, defensive stocks to aggressive and more speculative stocks during the period. The Fund's strategies are dependent upon consistent market trends supported by conservative investment behavior.

The Fund primarily invests in large and medium sized companies with some exposure to small sized companies that are believed to be undervalued. This year, the Fund's portfolio exposure to medium and smaller sized companies was beneficial to the Fund's performance.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The equity markets experienced a very positive environment once investors grew increasingly more comfortable with events in Iraq and it was clear that both fiscal and monetary stimulus were in place to support an increase in economic growth.

                                                          Select Value Fund  145

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Economically sensitive sectors of the market performed better, whereas the more defensive and slower growth market sectors had weaker performance. The Fund performed well in this environment despite the challenges in the market over the past year, as investor sentiment ranged from significant caution to aggressive optimism.

Money Managers                                                             Style


DePrince, Race & Zollo, Inc.                         Value
Iridian Asset Management, LLC                        Value
MSF Institutional Advisors, Inc.                     Value
Systematic Financial Management, L.P.                Value

                              --------------------

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001

** Russell 1000(R) Value Index measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 146  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.8%
Auto and Transportation - 1.4%
Airtran Holdings, Inc. (AE)                            12,500             203
Burlington Northern Santa Fe Corp.                     21,400             619
Ford Motor Co.                                         46,600             565
Lear Corp. (AE)                                        10,100             587
Pacer International, Inc. (AE)                          6,100             126
Union Pacific Corp.                                    14,360             899
                                                                 ------------
                                                                        2,999
                                                                 ------------

Consumer Discretionary - 9.8%
Ameristar Casinos, Inc. (AE)                            5,300             112
AnnTaylor Stores Corp. (AE)                             6,900             247
Black & Decker Corp.                                    5,200             249
Carnival Corp.                                         10,300             360
Central Garden and Pet Co. (AE)                         4,500             124
EchoStar Communications Corp. (AE)                      6,600             253
Federated Department Stores                            16,800             799
Gap, Inc. (The)                                        30,300             578
General Motors Corp.-Hughes Electronics Corp.          48,500             797
Getty Images, Inc. (AE)                                 7,400             331
Hasbro, Inc.                                           15,940             347
Hearst-Argyle Television, Inc. (AE)                    11,900             288
Home Depot, Inc.                                       34,300           1,272
International Flavors & Fragrances, Inc.               13,600             450
JC Penney Co., Inc. Holding Co.                         3,900              92
Kimberly-Clark Corp.                                   48,880           2,581
Knight-Ridder, Inc.                                     3,890             285
Labor Ready, Inc. (AE)                                 18,800             204
Liz Claiborne, Inc.                                     4,400             162
Ltd Brands                                             62,400           1,098
Marvel Enterprises, Inc. (AE)                           4,100             121
May Department Stores Co. (The)                        16,900             473
McDonald's Corp.                                       37,130             929
MGM Mirage                                             30,400           1,079
Movado Group, Inc.                                      4,100              99
Newell Rubbermaid, Inc.                                34,240             781
Nike, Inc. Class B                                      7,200             460
Penn National Gaming, Inc. (AE)                         5,100             121
Reebok International, Ltd.                              3,000             117
Reed Elsevier PLC - ADR                                16,240             514
Sears Roebuck and Co.                                   8,030             423
Stanley Works (The)                                    22,900             763
Staples, Inc. (AE)                                     10,300             276
Time Warner, Inc.                                      77,220           1,181
Tribune Co.                                            16,980             833

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Online, Inc. (AE)                                8,200             236
Viacom, Inc. Class B                                   22,694             905
Walt Disney Co.                                        28,300             641
WPP Group PLC - ADR                                    18,919             908
Yankee Candle Co., Inc. (AE)                            3,800             106
                                                                 ------------
                                                                       21,595
                                                                 ------------

Consumer Staples - 5.2%
Altria Group, Inc.                                     46,720           2,172
Chiquita Brands International, Inc. (AE)                8,300             154
Clorox Co.                                             15,900             720
Coca-Cola Enterprises, Inc.                            29,000             585
Colgate-Palmolive Co.                                  11,200             596
CVS Corp.                                              16,000             563
Diageo PLC - ADR                                       17,530             838
Dial Corp. (The)                                       10,900             262
General Mills, Inc.                                     8,800             395
HJ Heinz Co.                                           36,490           1,289
Hormel Foods Corp.                                      2,420              60
Kellogg Co.                                            33,180           1,099
Kraft Foods, Inc. Class A                              21,100             614
Kroger Co.                                              8,130             142
Longs Drug Stores Corp.                                 4,700             105
PepsiCo, Inc.                                           5,960             285
Procter & Gamble Co.                                    8,900             875
Safeway, Inc. (AE)                                      4,390              93
Sara Lee Corp.                                         29,900             596
Tyson Foods, Inc. Class A                               7,260             104
                                                                 ------------
                                                                       11,547
                                                                 ------------

Financial Services - 29.2%
ACE, Ltd.                                              31,700           1,141
Affiliated Computer Services, Inc. Class A (AE)         7,700             377
AG Edwards, Inc.                                        7,900             320
Allstate Corp. (The)                                   17,600             695
American Express Co.                                   33,480           1,571
American International Group                           13,300             809
Astoria Financial Corp.                                16,100             558
Bank of America Corp.                                  46,850           3,548
Bank of New York Co., Inc. (The)                       19,500             608
Bank One Corp.                                          9,220             391
Banknorth Group, Inc.                                   5,000             157
Bankunited Financial Corp. Class A                      7,700             170
Bear Stearns Cos., Inc. (The)                          17,300           1,319
Capital Automotive REIT (o)                             3,700             115
Capital One Financial Corp.                            14,900             906
CBL & Associates Properties, Inc. (o)                   3,100             165

                                                          Select Value Fund  147

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Charter One Financial, Inc.                            27,700             885
Chubb Corp.                                             7,360             492
Citigroup, Inc.                                        97,360           4,616
Comerica, Inc.                                         13,100             674
Commerce Bancshares, Inc.                               6,900             330
Cullen/Frost Bankers, Inc.                              3,700             143
Dime Community Bancshares                               5,150             144
Doral Financial Corp.                                   5,650             285
Fannie Mae                                             26,450           1,896
First Data Corp.                                       26,800             957
FleetBoston Financial Corp.                            84,840           3,427
Franklin Resources, Inc.                               16,000             759
Freddie Mac                                            12,400             696
Friedman Billings Ramsey Group, Inc. Class A           32,000             637
Goldman Sachs Group, Inc.                              19,400           1,822
Greater Bay Bancorp                                     5,100             137
H&R Block, Inc.                                        18,800             885
Hartford Financial Services Group, Inc.                 8,860             486
Hibernia Corp. Class A                                 14,300             323
Innkeepers USA Trust (o)                               17,500             152
JP Morgan Chase & Co.                                  78,500           2,818
Keycorp                                                23,000             650
Legg Mason, Inc.                                        1,200             100
Lehman Brothers Holdings, Inc.                          7,400             533
Lincoln National Corp.                                 22,399             894
Maguire Properties, Inc. (o)                           11,200             244
Marsh & McLennan Cos., Inc.                            21,000             898
MBNA Corp.                                            109,350           2,706
Mellon Financial Corp.                                 54,650           1,632
Mercury General Corp.                                  11,200             532
Merrill Lynch & Co., Inc.                              47,110           2,789
Metlife, Inc.                                          30,170             947
Morgan Stanley                                         24,000           1,317
National City Corp.                                    15,780             515
National Commerce Financial Corp.                      48,800           1,341
New York Community Bancorp, Inc.                        4,700             170
PNC Financial Services Group, Inc.                     17,340             929
Providian Financial Corp.                              13,800             153
RenaissanceRe Holdings, Ltd.                            4,700             211
Republic Bancorp, Inc.                                 20,400             296
Sandy Spring Bancorp, Inc.                              7,400             267
SLM Corp.                                              16,600             650
SouthTrust Corp.                                        7,610             242
Sovereign Bancorp, Inc.                                72,300           1,505
St. Paul Cos.                                          54,800           2,090
State Street Corp.                                     10,600             555
SunTrust Banks, Inc.                                   27,600           1,851

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Travelers Property Casualty Corp. Class A              46,062             751
Triad Guaranty, Inc. (AE)                               5,300             261
US Bancorp                                             39,700           1,081
Wachovia Corp.                                         43,130           1,978
Wells Fargo & Co.                                      14,200             800
Whitney Holding Corp.                                   3,900             148
                                                                 ------------
                                                                       64,450
                                                                 ------------

Health Care - 8.4%
Abbott Laboratories                                    28,030           1,195
AdvancePCS (AE)                                         2,900             149
Anthem, Inc. (AE)                                      24,800           1,697
Baxter International, Inc.                             53,200           1,414
Becton Dickinson & Co.                                 26,000             951
Biogen, Inc. (AE)                                      17,200             696
Bristol-Myers Squibb Co.                               22,700             576
Chiron Corp. (AE)                                       2,200             120
CR Bard, Inc.                                           1,800             144
Genzyme Corp. (AE)                                     16,600             762
Guidant Corp.                                          33,690           1,719
HCA, Inc.                                              39,500           1,511
Invitrogen Corp. (AE)                                   2,000             127
Johnson & Johnson                                      23,100           1,163
Novartis AG - ADR                                      14,010             538
Pacificare Health Systems (AE)                          1,400              83
Pfizer, Inc.                                           82,580           2,610
Priority Healthcare Corp. Class B (AE)                  2,300              50
Quest Diagnostics                                       9,600             649
Schering-Plough Corp.                                  76,890           1,174
UnitedHealth Group, Inc.                               10,200             519
Watson Pharmaceuticals, Inc. (AE)                      12,800             503
Wyeth                                                   5,900             260
                                                                 ------------
                                                                       18,610
                                                                 ------------

Integrated Oils - 4.9%
BP PLC - ADR                                           17,520             742
ChevronTexaco Corp.                                    40,851           3,035
ConocoPhillips                                         31,550           1,803
Exxon Mobil Corp.                                     103,670           3,792
Unocal Corp.                                           43,670           1,383
                                                                 ------------
                                                                       10,755
                                                                 ------------

Materials and Processing - 8.8%
Air Products & Chemicals, Inc.                         13,150             597
Alcoa, Inc.                                            45,600           1,440
Archer-Daniels-Midland Co.                             56,130             805
Ashland, Inc.                                          15,600             581

 148  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bemis Co.                                               9,100             421
Boise Cascade Corp.                                    25,700             721
Bowater, Inc.                                          20,780             848
Cemex SA de CV - ADR                                   31,700             761
Dow Chemical Co. (The)                                 44,890           1,692
Dycom Industries, Inc. (AE)                             7,200             156
EI Du Pont de Nemours & Co.                            27,100           1,095
Freeport-McMoRan Copper & Gold, Inc. Class B           31,700           1,228
Imperial Chemical Industries PLC - ADR                 21,600             282
International Paper Co.                                30,300           1,192
Lyondell Chemical Co.                                  19,600             280
MeadWestvaco Corp.                                     25,800             669
Monsanto Co.                                           14,900             373
Newmont Mining Corp.                                   13,600             595
PPG Industries, Inc.                                   14,300             824
Praxair, Inc.                                           2,660             185
Reliance Steel & Aluminum Co.                           5,500             158
Rio Tinto PLC - ADR                                     4,620             458
Rohm & Haas Co.                                        37,600           1,478
Schulman A, Inc.                                       12,700             241
Silgan Holdings, Inc. (AE)                              7,800             249
Smurfit-Stone Container Corp. (AE)                     17,790             276
Syngenta AG - ADR                                      46,790             504
URS Corp.                                               5,800             127
Weyerhaeuser Co.                                       17,900           1,078
                                                                 ------------
                                                                       19,314
                                                                 ------------

Miscellaneous - 2.4%
3M Co.                                                  1,380             109
Eaton Corp.                                             4,400             441
Honeywell International, Inc.                          26,100             799
SPX Corp.                                              11,800             568
Textron, Inc.                                          31,200           1,550
Tyco International, Ltd.                               83,100           1,735
                                                                 ------------
                                                                        5,202
                                                                 ------------

Other Energy - 2.8%
Anadarko Petroleum Corp.                               13,300             580
Baker Hughes, Inc.                                      9,090             257
Devon Energy Corp.                                      3,450             167
ENSCO International, Inc.                               5,400             142
Forest Oil Corp.                                        9,600             225
Kerr-McGee Corp.                                       17,800             739
Nabors Industries, Ltd. (AE)                           10,100             382
Noble Corp. (AE)                                       13,380             459
Schlumberger, Ltd.                                     29,040           1,364

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Transocean, Inc.                                       32,200             618
Valero Energy Corp.                                    14,400             615
Williams Cos., Inc.                                    60,500             617
                                                                 ------------
                                                                        6,165
                                                                 ------------

Producer Durables - 5.4%
Boeing Co. (The)                                        8,600             331
Caterpillar, Inc.                                       3,340             245
Cooper Industries, Ltd. Class A                         6,200             328
Deere & Co.                                            19,230           1,166
Emerson Electric Co.                                   23,960           1,360
Lennar Corp. Class A                                    4,100             377
Lockheed Martin Corp.                                  37,900           1,757
Nokia OYJ - ADR                                        35,200             598
Northrop Grumman Corp.                                 14,420           1,289
Pall Corp.                                             45,800           1,072
Parker Hannifin Corp.                                  14,100             719
Photronics, Inc. (AE)                                   6,600             142
Ryland Group, Inc.                                      2,000             178
Teradyne, Inc. (AE)                                    13,600             310
United Defense Industries, Inc. (AE)                    6,700             217
United Technologies Corp.                              21,900           1,855
                                                                 ------------
                                                                       11,944
                                                                 ------------

Technology - 5.2%
Adobe Systems, Inc.                                     9,800             430
Advanced Digital Information Corp. (AE)                10,700             174
Agere Systems, Inc. Class A (AE)                      151,000             525
Amdocs, Ltd. (AE)                                      56,500           1,212
Avaya, Inc. (AE)                                       73,900             956
BMC Software, Inc. (AE)                                12,300             214
Corning, Inc.                                         116,600           1,280
Hewlett-Packard Co.                                    37,040             826
Intel Corp.                                            12,500             413
International Business Machines Corp.                  18,700           1,673
LSI Logic Corp. (AE)                                   76,200             704
Lucent Technologies, Inc.                              80,900             259
Maxtor Corp. (AE)                                      20,500             280
MEMC Electronic Materials, Inc. (AE)                    6,400              72
Merix Corp. (AE)                                       13,500             240
Microsoft Corp.                                        29,550             773
Motorola, Inc.                                         20,450             277
Nortel Networks Corp.                                  63,640             283
Rockwell Automation, Inc.                              15,965             496
UniSystem Corp.                                        19,400             298
Zoran Corp. (AE)                                        5,900              98
                                                                 ------------
                                                                       11,483
                                                                 ------------

                                                          Select Value Fund  149

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 7.3%
AES Corp. (The)                                       116,800           1,022
AGL Resources, Inc.                                        80               2
Alltel Corp.                                           13,600             643
American Electric Power Co., Inc.                      16,400             462
AT&T Wireless Services, Inc. (AE)                     115,800             840
BellSouth Corp.                                        78,710           2,071
Cascade Natural Gas Corp.                               8,900             174
CenturyTel, Inc.                                        4,200             150
Cincinnati Bell, Inc.                                  30,800             157
Cinergy Corp.                                           6,790             247
Comcast Corp. Special Class A                          20,360             664
Cox Communications, Inc. Class A (AE)                  19,970             680
Edison International                                   11,100             219
Energen Corp.                                           5,100             188
Energy East Corp.                                      14,320             321
FirstEnergy Corp.                                      22,030             758
FPL Group, Inc.                                         3,990             254
KeySpan Corp.                                          14,720             515
National Fuel Gas Co.                                  10,350             231
NiSource, Inc.                                         15,200             315
NSTAR                                                   3,760             176
Pepco Holdings, Inc.                                   18,000             317
PPL Corp.                                              18,110             723
SBC Communications, Inc.                               64,790           1,554
TXU Corp.                                              43,560             994
Verizon Communications, Inc.                           70,510           2,369
WGL Holdings, Inc.                                      6,210             172
                                                                 ------------
                                                                       16,218
                                                                 ------------

TOTAL COMMON STOCKS
(cost $180,853)                                                       200,282
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

PREFERRED STOCKS - 0.5%
Consumer Discretionary - 0.5%
News Corp., Ltd. - ADR                                 36,100           1,065
                                                                 ------------

Technology - 0.0%
Northrop Grumman Corp. (AE)                               900              91
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $983)                                                             1,156
                                                                 ------------

SHORT-TERM INVESTMENTS - 9.6%
Frank Russell Investment Company
   Money Market Fund                               20,241,000          20,241
United States Treasury Bill (c)(y)(s)
   0.935% due 12/11/03                                  1,000             999
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,240)                                                         21,240
                                                                 ------------

TOTAL INVESTMENTS - 100.9%
(identified cost $203,076)                                            222,678

OTHER ASSETS AND LIABILITIES
NET - (0.9%)                                                           (1,945)
                                                                 ------------

NET ASSETS - 100.0%                                                   220,733
                                                                 ============


See accompanying notes which are an integral part of the financial statements.

 150  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions

S&P Barra Value Index
   expiration date 12/03 (32)                           4,130              164

S&P 500 E-Mini Index
   expiration date 12/03 (38)                           1,994               51

S&P 500 Index
   expiration date 12/03 (57)                          14,955              320
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  535
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  151

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2003

Amounts in thousands

                                                        EQUITY I           EQUITY II            EQUITY Q          INTERNATIONAL
                                                          FUND                FUND                FUND                FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                     $        591,029    $        665,342    $      1,300,541    $       1,021,540
---------------------------------------------------------------------------------------------------------------------------------
Investments, at market***                                    704,648             851,689           1,543,725            1,180,689
Cash                                                              --                  --                  --                  726
Foreign currency holdings*                                        --                  --                  --                6,898
Unrealized appreciation on foreign currency
   exchange contracts                                             --                  --                  --                6,073
Receivables:
      Dividends and interest                                     938                 401               1,844                1,372
      Investments sold                                         7,518               9,970              15,969                5,869
      Fund shares sold                                           705                 703               1,631                1,523
      Foreign taxes recoverable                                   --                  --                  --                  469
      From Advisor                                                --                  --                  --                   --
      Daily variation margin on futures
         contracts                                                38                  --                  65                   --
Investment of securities lending collateral in
   money market funds, at cost and market value              104,456             260,927              51,864               96,759
Unrealized appreciation on index swap contracts                   --                  --                  --                   --
                                                    ----------------    ----------------    ----------------    -----------------
Total assets                                                 818,303           1,123,690           1,615,098            1,300,378
                                                    ----------------    ----------------    ----------------    -----------------

LIABILITIES
Payables:
      Due to Custodian                                            --                 265                  --                   --
      Investments purchased                                    8,332              13,677              21,818                8,254
      Fund shares redeemed                                     2,700               4,564               2,553                2,108
      Accrued fees to affiliates                                 449                 682                 887                  851
      Other accrued expenses                                     133                 114                 178                  291
      Daily variation margin on futures
         contracts                                                --                 161                  --                  153
Unrealized depreciation on foreign currency
   exchange contracts                                             --                  --                  --                1,556
Options written, at market value**                                --                  --                  --                  715
Payable upon return of securities loaned                     104,456             260,927              51,864               96,759
Unrealized depreciation on index swap contracts                   --                  --                  --                   --
                                                    ----------------    ----------------    ----------------    -----------------
Total liabilities                                            116,070             280,390              77,300              110,687
                                                    ----------------    ----------------    ----------------    -----------------

NET ASSETS                                          $        702,233    $        843,300    $      1,537,798    $       1,189,691
                                                    ================    ================    ================    =================
Net Assets Consist of:
Undistributed (overdistributed) net investment
   income                                           $            591    $            725    $          1,367    $          19,354
Accumulated net realized gain (loss)                        (106,914)             11,548            (245,482)            (261,867)
Unrealized appreciation (depreciation) on:
      Investments                                            113,619             186,347             243,184              159,149
      Futures contracts                                          884                 974               1,609                1,414
      Options written                                             --                  --                  --                   (8)
      Index swap contracts                                        --                  --                  --                   --
      Foreign currency-related transactions                       --                  --                  --                4,584
Shares of beneficial interest                                    273                 233                 511                  381
Additional paid-in capital                                   693,780             643,473           1,536,609            1,266,684
                                                    ----------------    ----------------    ----------------    -----------------
NET ASSETS                                          $        702,233    $        843,300    $      1,537,798    $       1,189,691
                                                    ================    ================    ================    =================

See accompanying notes which are an integral part of the financial statements.

 152  Statement of Assets and Liabilities

    FIXED INCOME I    FIXED INCOME III    EMERGING MARKETS      REAL ESTATE        SHORT TERM      SELECT GROWTH      SELECT VALUE
         FUND               FUND                FUND          SECURITIES FUND      BOND FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
    $    1,294,360     $      350,875      $      307,334     $      668,064     $    1,046,836    $       69,513    $      203,076
-----------------------------------------------------------------------------------------------------------------------------------
         1,306,327            357,387             405,417            873,463          1,050,697            82,547           222,678
                --                 --                 690                 --                 --                --                --
               110                 --               3,984                 --                 --                --                --
               102                 39                 446                 --                 --                --                --
             9,471              2,933                 706              5,273              5,932                60               378
            32,312             23,159               5,021              3,508              5,914               870             1,312
             1,653              4,254                 999              4,429              3,311               317             6,359
                --                 --                   4                 --                 --                --                --
                --                 --                   1                 46                 --                27                18
               138                 60                  --                 --                 87                --                35
           188,905             18,690                  --             51,923                110            24,222            31,247
                --                 76                  --                 --                 --                --                --
    --------------     --------------      --------------     --------------     --------------    --------------    --------------
         1,539,018            406,598             417,268            938,642          1,066,051           108,043           262,027
    --------------     --------------      --------------     --------------     --------------    --------------    --------------

                --                 --                  --                 --                 --                --                --
           279,997             81,073               5,569              2,975             40,981             1,114             2,808
             2,496              1,653               1,188              2,655              4,193                 6             6,837
               341                184                 662              1,084                636               105               247
               168                 76                 162                122                148                35               155
                 5                 --                  89                 --                 --                 7                --
               605                312                 246                 --                 --                --                --
                45                353                 888                 --                  1                --                --
           188,905             18,690                  --             51,923                110            24,222            31,247
                --                 50                  --                 --                 --                --                --
    --------------     --------------      --------------     --------------     --------------    --------------    --------------
           472,562            102,391               8,804             58,759             46,069            25,489            41,294
    --------------     --------------      --------------     --------------     --------------    --------------    --------------

    $    1,066,456     $      304,207      $      408,464     $      879,883     $    1,019,982    $       82,554    $      220,733
    ==============     ==============      ==============     ==============     ==============    ==============    ==============
    $        4,825     $        3,434      $        3,914     $        3,364     $          515    $           --    $          124
            37,812              1,222            (144,399)            36,307             (1,519)          (28,147)          (39,579)
            11,967              6,512              98,083            205,399              3,861            13,034            19,602
               209                172                 186                 --               (336)              106               535
                28                (37)                (29)                --                 48                --                --
                --                 26                  --                 --                 --                --                --
              (492)              (266)                203                 --                 --                --                --
               482                286                 372                255                535               117               244
         1,011,625            292,858             450,134            634,558          1,016,878            97,444           239,807
    --------------     --------------      --------------     --------------     --------------    --------------    --------------
    $    1,066,456     $      304,207      $      408,464     $      879,883     $    1,019,982    $       82,554    $      220,733
    ==============     ==============      ==============     ==============     ==============    ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  153

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- OCTOBER 31, 2003

                                           EQUITY I           EQUITY II            EQUITY Q          INTERNATIONAL
                                             FUND                FUND                FUND                FUND
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE:
   Net asset value per share: Class
      C****                            $             --    $             --    $             --    $              --
      Class C -- Net assets            $             --    $             --    $             --    $              --
      Class C -- Shares outstanding
         ($.01 par value)                            --                  --                  --                   --
   Net asset value per share: Class
      E****                            $          25.75    $          36.12    $          30.10    $           31.22
      Class E -- Net assets            $     32,631,863    $     46,901,084    $     40,924,253    $      24,163,433
      Class E -- Shares outstanding
         ($.01 par value)                     1,267,492           1,298,344           1,359,802              773,925
   Net asset value per share: Class
      I****                            $          25.72    $          36.19    $          30.10    $           31.20
      Class I -- Net assets            $    580,055,161    $    606,332,346    $    822,548,051    $     597,649,015
      Class I -- Shares outstanding
         ($.01 par value)                    22,548,938          16,752,905          27,330,303           19,153,107
   Net asset value per share: Class
      S****                            $             --    $             --    $             --    $              --
      Class S -- Net assets            $             --    $             --    $             --    $              --
      Class S -- Shares outstanding
         ($.01 par value)                            --                  --                  --                   --
   Net asset value per share: Class
      Y****                            $          25.72    $          36.22    $          30.09    $           31.21
      Class Y -- Net assets            $     89,545,842    $    190,066,436    $    674,326,152    $     567,878,091
      Class Y -- Shares outstanding
         ($.01 par value)                     3,482,240           5,247,107          22,411,493           18,195,200
--------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*    Foreign currency holdings -
     cost                              $             --    $             --    $             --    $           6,890
**   Premiums received on options
     written                           $             --    $             --    $             --    $             707
***  Securities on loan included in
     investments                       $        104,323    $        254,113    $         52,984    $          94,168
**** Net asset value per share
     equals class level net assets
     divided by class level shares
     of beneficial interest
     outstanding.

See accompanying notes which are an integral part of the financial statements.

 154  Statement of Assets and Liabilities

    FIXED INCOME I    FIXED INCOME III    EMERGING MARKETS      REAL ESTATE        SHORT TERM      SELECT GROWTH      SELECT VALUE
         FUND               FUND                FUND          SECURITIES FUND      BOND FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
    $           --     $           --      $        10.68     $        33.94     $        19.01    $         6.85    $         8.97
    $           --     $           --      $   12,305,705     $   32,784,247     $   41,644,296    $    3,264,574    $    9,972,411
                --                 --           1,152,752            966,038          2,190,781           476,250         1,111,322
    $        22.12     $        10.67      $        10.98     $        34.24     $        19.08    $         7.03    $         9.05
    $   27,009,385     $    6,480,765      $    9,597,833     $   16,650,632     $   20,274,324    $    4,865,148    $    7,777,626
         1,221,308            607,262             874,228            486,260          1,062,761           692,187           859,404
    $        22.11     $        10.65      $           --     $           --     $           --    $         7.10    $         9.07
    $  639,845,574     $  297,726,513      $           --     $           --     $           --    $   32,003,427    $   74,600,079
        28,938,736         27,946,604                  --                 --                 --         4,507,632         8,226,931
    $           --     $           --      $        10.98     $        34.51     $        19.05    $         7.08    $         9.05
    $           --     $           --      $  386,560,356     $  830,447,961     $  958,063,383    $   42,420,723    $  128,382,592
                --                 --          35,204,003         24,065,008         50,290,152         5,990,404        14,178,866
    $        22.12     $           --      $           --     $           --     $           --    $           --    $           --
    $  399,600,907     $           --      $           --     $           --     $           --    $           --    $           --
        18,068,525                 --                  --                 --                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

    $          109     $           --      $        3,988     $           --     $           --    $           --    $           --
    $           73     $          316      $          859     $           --     $           49    $           --    $           --
    $      184,495     $       18,316      $           --     $       50,763     $          107    $       24,255    $       30,883

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  155

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003

Amounts in thousands

                                                             EQUITY I         EQUITY II          EQUITY Q         INTERNATIONAL
                                                               FUND              FUND              FUND               FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                           $       10,725    $        7,809    $       24,636    $          25,658
      Dividends from money market funds                              338               395               461                  769
      Interest                                                        37                35                50                  182
      Securities lending income                                       13               152                38                  334
      Less foreign taxes withheld                                     --                --                --               (2,841)
                                                          --------------    --------------    --------------    -----------------
Total investment income                                           11,113             8,391            25,185               24,102
                                                          --------------    --------------    --------------    -----------------

EXPENSES
      Advisory fees                                                3,666             5,048             7,996                6,962
      Administrative fees                                             --                --                --                   --
      Administrative fees - Class E                                   13                19                17                    9
      Administrative fees - Class I                                  284               256               407                  268
      Administrative fees - Class Y                                    5                12                44                   31
      Custodian fees                                                 445               473               565                2,105
      Distribution fees - Class C                                     --                --                --                   --
      Transfer agent fees                                             --                --                --                   --
      Transfer agent fees - Class C                                   --                --                --                   --
      Transfer agent fees - Class E                                    9                 9                 8                    2
      Transfer agent fees - Class I                                  276               475               389                  291
      Transfer agent fees - Class S                                   --                --                --                   --
      Transfer agent fees - Class Y                                    1                 1                 2                    3
      Professional fees                                               70                49                92                  126
      Registration fees                                               52                66               130                   73
      Shareholder servicing fees - Class C                            --                --                --                   --
      Shareholder servicing fees - Class E                            65                93                83                   45
      Trustees' fees                                                  27                24                40                   32
      Printing fees                                                   38                38                75                   57
      LifePoints funds fees                                           --                --                --                   --
      Miscellaneous                                                   63                60                81                  117
                                                          --------------    --------------    --------------    -----------------
      Expenses before reductions                                   5,014             6,623             9,929               10,121
      Expense reductions                                              --                (1)               (1)                  (1)
                                                          --------------    --------------    --------------    -----------------
Net expenses                                                       5,014             6,622             9,928               10,120
                                                          --------------    --------------    --------------    -----------------
Net investment income (loss)                                       6,099             1,769            15,257               13,982
                                                          --------------    --------------    --------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                 (4,857)           56,669           (54,078)             (33,308)
      Futures contracts                                            4,072             8,395             6,610               10,510
      Options written                                                 --                --                --               (2,647)
      Index swap contracts                                            --                --                --                   --
      Interest rate swap contracts                                    --                --                --                   --
      Foreign currency-related transactions                           --                --                --                8,161
                                                          --------------    --------------    --------------    -----------------
Net realized gain (loss)                                            (785)           65,064           (47,468)             (17,284)
                                                          --------------    --------------    --------------    -----------------
Net change in unrealized appreciation (depreciation)
   on:
      Investments                                                122,646           198,861           326,198              263,557
      Futures contracts                                            1,090             1,264             2,313                1,369
      Options written                                                 --                --                --                  282
      Index swap contracts                                            --                --                --                   --
      Interest rate swap contracts                                    --                --                --                   --
      Foreign currency-related transactions                           --                --                --                3,756
                                                          --------------    --------------    --------------    -----------------
Net change in unrealized appreciation (depreciation)             123,736           200,125           328,511              268,964
                                                          --------------    --------------    --------------    -----------------
Net realized and unrealized gain (loss)                          122,951           265,189           281,043              251,680
                                                          --------------    --------------    --------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS     $      129,050    $      266,958    $      296,300    $         265,662
                                                          ==============    ==============    ==============    =================

See accompanying notes which are an integral part of the financial statements.

 156  Statement of Operations

    FIXED INCOME I   FIXED INCOME III   EMERGING MARKETS     REAL ESTATE        SHORT TERM      SELECT GROWTH   SELECT VALUE
         FUND              FUND               FUND         SECURITIES FUND       BOND FUND          FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
    $          75     $          522    $          9,505   $         41,953   $            --    $      317     $      1,541
            1,355                679                 160                336               798            41               59
           46,349             12,501               2,612                 --            26,350             5                5
              195                 19                  --                 34                --             1                1
               --                 --              (1,376)                --                --            --               --
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
           47,974             13,721              10,901             42,323            27,148           364            1,606
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------

            3,078              1,489               3,684              5,793             3,753           465              554
               --                 --                 159                362               417            29               40
               14                  3                  --                 --                --            --               --
              347                146                  --                 --                --            --               --
               38                 --                  --                 --                --            --               --
              765                433               1,143                270               441           241              220
               --                 --                  57                169               228            14               21
               --                 --               1,334                 --               453            --               --
               --                 --                  --                 74                --             5                6
                9                  2                  --                 51                --             2                2
              174                163                  --                 --                --            26               18
               --                 --                  --              1,555                --            29               44
                4                 --                  --                 --                --            --               --
              105                  6                  88                 52                66            34               35
               98                 42                  45                 75               129            44               41
               --                 --                  19                 56                76             5                7
               71                 16                  19                 32                46             8               10
               36                 16                  44                 24                29             9               10
               72                 16                  36                 61                58             2                3
               --                 --                 175                259               597            --               --
               37                 16                  49                 50                47            30               25
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
            4,848              2,348               6,852              8,883             6,340           943            1,036
               (8)                (5)                 (2)               (46)           (1,347)         (337)            (232)
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
            4,840              2,343               6,850              8,837             4,993           606              804
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
           43,134             11,378               4,051             33,486            22,155          (242)             802
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------

           46,020             10,623              11,518              2,082            10,532           471           (2,167)
           (1,123)              (194)              2,438                 --                19           844              759
              205                240                 273                 --                19            --               --
               --              1,864                  --                 --                --            --               --
               --                (37)                 --                 --               197            --               --
           (4,303)              (661)              1,143                 --            (1,752)           --               --
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
           40,799             11,835              15,372              2,082             9,015         1,315           (1,408)
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
          (23,298)             2,918             114,907            179,953            (8,622)       16,654           25,909
              393                239                 289                 --              (336)           22              472
               28               (146)                643                 --                48            --               --
               --                 41                  --                 --                --            --               --
               --                266                  --                 --              (740)           --               --
              (90)              (225)                265                 --               107            --               --
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
          (22,967)             3,093             116,104            179,953            (9,543)       16,676           26,381
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
           17,832             14,928             131,476            182,035              (528)       17,991           24,973
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
           60,966
    $                 $       26,306    $        135,527   $        215,521   $        21,627    $   17,749     $     25,775
    =============     ==============    ================   ================   ===============    ==========     ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  157

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

Amounts in thousands

                                                                  EQUITY I                                EQUITY II
                                                                    FUND                                    FUND
                                                    ------------------------------------    -------------------------------------
                                                          2003                2002                2003                2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                  $          6,099    $          6,229    $          1,769    $           2,176
      Net realized gain (loss)                                  (785)           (100,308)             65,064              (36,809)
      Net change in unrealized appreciation
         (depreciation)                                      123,736              (5,234)            200,125              (30,189)
                                                    ----------------    ----------------    ----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                129,050             (99,313)            266,958              (64,822)
                                                    ----------------    ----------------    ----------------    -----------------

DISTRIBUTIONS
      From net investment income
         Class C                                                  --                  --                  --                   --
         Class E                                                (168)               (159)                (96)                 (73)
         Class I                                              (4,706)             (5,948)             (2,198)              (2,653)
         Class S                                                  --                  --                  --                   --
         Class Y                                                (634)               (574)               (926)                (468)
      From net realized gain
         Class C                                                  --                  --                  --                   --
         Class E                                                  --                  --                  --                   --
         Class I                                                  --                  --                  --                   --
         Class S                                                  --                  --                  --                   --
         Class Y                                                  --                  --                  --                   --
      Tax return of capital
         Class C                                                  --                  --                  --                   --
         Class E                                                  --                 (61)                 --                   --
         Class I                                                  --              (2,294)                 --                   --
         Class S                                                  --                  --                  --                   --
         Class Y                                                  --                (221)                 --                   --
                                                    ----------------    ----------------    ----------------    -----------------
Net decrease in net assets from distributions                 (5,508)             (9,257)             (3,220)              (3,194)
                                                    ----------------    ----------------    ----------------    -----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from
         share transactions                                  (86,833)           (216,535)            (58,035)             (35,628)
                                                    ----------------    ----------------    ----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                   36,709            (325,105)            205,703             (103,644)

NET ASSETS
      Beginning of period                                    665,524             990,629             637,597              741,241
                                                    ----------------    ----------------    ----------------    -----------------

      End of period                                 $        702,233    $        665,524    $        843,300    $         637,597
                                                    ================    ================    ================    =================

      Undistributed (overdistributed) net
         investment income included in net
         assets                                     $            591    $             --    $            725    $           2,176

(+)Certain amounts have been reclassified. See Note 2 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

 158  Statement of Changes in Net Assets

              EQUITY Q                      INTERNATIONAL                 FIXED INCOME I(+)              FIXED INCOME III(+)
                FUND                            FUND                            FUND                            FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
---------------------------------------------------------------------------------------------------------------------------------

    $      15,257   $      12,916   $      13,982   $      10,433   $      43,134   $      58,439   $      11,378   $      14,995
          (47,468)       (169,706)        (17,284)       (127,338)         40,799          26,585          11,835           6,229
          328,511        (104,583)        268,964         (10,658)        (22,967)        (16,907)          3,093          (9,842)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          296,300        (261,373)        265,662        (127,563)         60,966          68,117          26,306          11,382
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

               --              --              --              --              --              --              --              --
             (244)           (149)           (242)            (29)           (866)         (1,294)           (212)           (340)
           (7,473)         (9,534)         (9,263)         (2,701)        (22,683)        (36,529)        (10,152)        (22,328)
               --              --              --              --              --              --              --              --
           (6,173)         (5,436)         (7,406)         (1,846)        (16,653)        (23,324)             --              --
               --              --              --              --              --              --              --              --
               --              --              --              --            (593)           (419)             --              --
               --              --              --              --         (14,449)        (10,093)             --              --
               --              --              --              --              --              --              --              --
               --              --              --              --         (10,087)         (4,763)             --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (13,890)        (15,119)        (16,911)         (4,576)        (65,331)        (76,422)        (10,364)        (22,668)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

         (131,199)        201,412           5,229           2,942        (176,460)       (127,047)        (24,197)       (114,730)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

          151,211         (75,080)        253,980        (129,197)       (180,825)       (135,352)         (8,255)       (126,016)

        1,386,587       1,461,667         935,711       1,064,908       1,247,281       1,382,633         312,462         438,478
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    $   1,537,798   $   1,386,587   $   1,189,691   $     935,711   $   1,066,456   $   1,247,281   $     304,207   $     312,462
    =============   =============   =============   =============   =============   =============   =============   =============

    $       1,367   $          --   $      19,354   $      13,543   $       4,825   $       1,120   $       3,434   $           9

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  159

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED -- FOR THE FISCAL YEARS ENDED OCTOBER 31,

Amounts in thousands

                                                              EMERGING MARKETS                           REAL ESTATE
                                                                    FUND                               SECURITIES FUND
                                                    ------------------------------------    -------------------------------------
                                                          2003                2002                2003                2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                  $          4,051    $           (120)   $         33,486    $          32,119
      Net realized gain (loss)                                15,372             (24,800)              2,082               49,018
      Net change in unrealized appreciation
         (depreciation)                                      116,104              43,973             179,953              (51,182)
                                                    ----------------    ----------------    ----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                135,527              19,053             215,521               29,955
                                                    ----------------    ----------------    ----------------    -----------------

DISTRIBUTIONS
      From net investment income
         Class C                                                  --                  --                (839)                (552)
         Class E                                                 (10)                 --                (546)                (658)
         Class I                                                  --                  --                  --                   --
         Class S                                              (1,302)               (663)            (30,677)             (38,630)
         Class Y                                                  --                  --                  --                   --
      From net realized gain
         Class C                                                  --                  --                 (87)                  --
         Class E                                                  --                  --                 (45)                  --
         Class I                                                  --                  --                  --                   --
         Class S                                                  --                  --              (2,473)                  --
         Class Y                                                  --                  --                  --                   --
      Tax return of capital
         Class C                                                  --                  --                  --                   --
         Class E                                                  --                  --                  --                   --
         Class I                                                  --                  --                  --                   --
         Class S                                                  --                  --                  --                   --
         Class Y                                                  --                  --                  --                   --
                                                    ----------------    ----------------    ----------------    -----------------
Net decrease in net assets from distributions                 (1,312)               (663)            (34,667)             (39,840)
                                                    ----------------    ----------------    ----------------    -----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from
         share transactions                                     (986)            (25,977)             74,523                9,978
                                                    ----------------    ----------------    ----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                  133,229              (7,587)            255,377                   93

NET ASSETS
      Beginning of period                                    275,235             282,822             624,506              624,413
                                                    ----------------    ----------------    ----------------    -----------------

      End of period                                 $        408,464    $        275,235    $        879,883    $         624,506
                                                    ================    ================    ================    =================

      Undistributed (overdistributed) net
         investment income included in net
         assets                                     $          3,914    $         (1,255)   $          3,364    $              --

(+)Certain amounts have been reclassified. See Note 2 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

 160  Statement of Changes in Net Assets

            SHORT TERM(+)                   SELECT GROWTH                   SELECT VALUE
              BOND FUND                         FUND                            FUND
    -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002
-------------------------------------------------------------------------------------------------

    $      22,155   $      21,866   $        (242)  $        (209)  $         802   $         692
            9,015           2,799           1,315         (12,307)         (1,408)        (10,334)
           (9,543)            968          16,676             465          26,381          (1,386)
    -------------   -------------   -------------   -------------   -------------   -------------
           21,627          25,633          17,749         (12,051)         25,775         (11,028)
    -------------   -------------   -------------   -------------   -------------   -------------

             (466)           (285)             --              --              (3)             (3)
             (448)           (774)             --              --             (29)            (28)
               --              --              --              --            (310)           (380)
          (19,621)        (22,428)             --              --            (343)           (357)
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
               --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------
          (20,535)        (23,487)             --              --            (685)           (768)
    -------------   -------------   -------------   -------------   -------------   -------------

          385,285         210,928          18,110           9,899         123,293          18,876
    -------------   -------------   -------------   -------------   -------------   -------------

          386,377         213,074          35,859          (2,152)        148,383           7,080

          633,605         420,531          46,695          48,847          72,350          65,270
    -------------   -------------   -------------   -------------   -------------   -------------

    $   1,019,982   $     633,605   $      82,554   $      46,695   $     220,733   $      72,350
    =============   =============   =============   =============   =============   =============

    $         515   $        (100)  $          --   $          --   $         124   $           7

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  161

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
EQUITY I FUND
Class E
October 31, 2003                                21.46                 .15                 4.28
October 31, 2002                                25.25                 .12                (3.69)
October 31, 2001                                35.21                 .15                (9.62)
October 31, 2000 (1)                            37.51                 .11                (1.64)
December 31, 1999 (6)                           38.01                 .13                 3.11
--------------------------------------------------------------------------------------------------
Class I
October 31, 2003                                21.44                 .21                 4.26
October 31, 2002                                25.23                 .19                (3.70)
October 31, 2001                                35.21                 .22                (9.63)
October 31, 2000 (1)                            37.46                 .19                (1.63)
December 31, 1999                               35.17                 .27                 6.18
December 31, 1998                               30.51                 .27                 7.10
--------------------------------------------------------------------------------------------------
Class Y
October 31, 2003                                21.43                 .23                 4.27
October 31, 2002                                25.24                 .20                (3.71)
October 31, 2001                                35.21                 .23                (9.61)
October 31, 2000 (7)                            36.90                 .14                (1.64)
--------------------------------------------------------------------------------------------------
EQUITY II FUND
Class E
October 31, 2003                                25.54                 .01                10.65
October 31, 2002                                28.24                 .02                (2.65)
October 31, 2001                                38.33                 .12                (5.36)
October 31, 2000 (1)                            35.71                 .03                 3.32
December 31, 1999 (6)                           31.37                 .02                 5.99
--------------------------------------------------------------------------------------------------
Class I
October 31, 2003                                25.59                 .06                10.66
October 31, 2002                                28.29                 .08                (2.65)
October 31, 2001                                38.35                 .18                (5.37)
October 31, 2000 (1)                            35.71                 .11                 3.33
December 31, 1999                               30.94                 .10                 6.68
December 31, 1998                               32.96                 .09                  .04
--------------------------------------------------------------------------------------------------
Class Y
October 31, 2003                                25.61                 .10                10.67
October 31, 2002                                28.32                 .12                (2.65)
October 31, 2001                                38.35                 .20                (5.35)
October 31, 2000 (7)                            38.89                 .11                 (.55)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM           FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
EQUITY I FUND
Class E
October 31, 2003                              4.43             (.14)                --             --
October 31, 2002                             (3.57)            (.16)                --           (.06)
October 31, 2001                             (9.47)            (.13)              (.36)            --
October 31, 2000 (1)                         (1.53)            (.14)              (.63)            --
December 31, 1999 (6)                         3.24             (.12)             (3.62)            --
----------------------------------------
Class I
October 31, 2003                              4.47             (.19)                --             --
October 31, 2002                             (3.51)            (.20)                --           (.08)
October 31, 2001                             (9.41)            (.21)              (.36)            --
October 31, 2000 (1)                         (1.44)            (.18)              (.63)            --
December 31, 1999                             6.45             (.28)             (3.88)            --
December 31, 1998                             7.37             (.27)             (2.44)            --
----------------------------------------
Class Y
October 31, 2003                              4.50             (.21)                --             --
October 31, 2002                             (3.51)            (.22)                --           (.08)
October 31, 2001                             (9.38)            (.23)              (.36)            --
October 31, 2000 (7)                         (1.50)            (.19)                --             --
----------------------------------------
EQUITY II FUND
Class E
October 31, 2003                             10.66             (.08)                --             --
October 31, 2002                             (2.63)            (.07)                --             --
October 31, 2001                             (5.24)            (.07)             (4.78)            --
October 31, 2000 (1)                          3.35             (.02)              (.71)            --
December 31, 1999 (6)                         6.01             (.01)             (1.66)            --
----------------------------------------
Class I
October 31, 2003                             10.72             (.12)                --             --
October 31, 2002                             (2.57)            (.13)                --             --
October 31, 2001                             (5.19)            (.09)             (4.78)            --
October 31, 2000 (1)                          3.44             (.09)              (.71)            --
December 31, 1999                             6.78             (.10)             (1.91)            --
December 31, 1998                              .13             (.10)             (2.05)            --
----------------------------------------
Class Y
October 31, 2003                             10.77             (.16)                --             --
October 31, 2002                             (2.53)            (.18)                --             --
October 31, 2001                             (5.15)            (.10)             (4.78)            --
October 31, 2000 (7)                          (.44)            (.10)                --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 162  Financial Highlights

                                                                    $
           $                  $                  %              NET ASSETS
         TOTAL         NET ASSET VALUE,        TOTAL          END OF PERIOD
     DISTRIBUTIONS      END OF PERIOD        RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.14)             25.75               20.79              32,632
          (.22)             21.46              (14.26)             19,476
          (.49)             25.25              (27.13)             30,646
          (.77)             35.21               (4.02)             43,171
         (3.74)             37.51                8.97              49,284
-----------------------------------------------------------------------------
          (.19)             25.72               21.02             580,055
          (.28)             21.44              (14.04)            588,901
          (.57)             25.23              (26.98)            813,827
          (.81)             35.21               (3.80)          1,456,456
         (4.16)             37.46               18.98           1,632,783
         (2.71)             35.17               25.10           1,381,704
-----------------------------------------------------------------------------
          (.21)             25.72               21.09              89,546
          (.30)             21.43              (13.96)             57,147
          (.59)             25.24              (26.93)            146,156
          (.19)             35.21               (4.03)             37,101
-----------------------------------------------------------------------------
          (.08)             36.12               41.88              46,901
          (.07)             25.54               (9.37)             25,874
         (4.85)             28.24              (14.86)             29,647
          (.73)             38.33                9.49              35,498
         (1.67)             35.71               19.55              33,525
-----------------------------------------------------------------------------
          (.12)             36.19               42.08             606,333
          (.13)             25.59               (9.17)            464,113
         (4.87)             28.29              (14.69)            584,718
          (.80)             38.35                9.73             769,096
         (2.01)             35.71               22.60             752,530
         (2.15)             30.94                 .70             533,819
-----------------------------------------------------------------------------
          (.16)             36.22               42.34             190,066
          (.18)             25.61               (9.07)            147,610
         (4.88)             28.32              (14.59)            126,876
          (.10)             38.35               (1.15)             50,112
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
--------------------------------------------------------------------------------
            .99                 .99                 .68               115.73
            .98                 .98                 .49               130.46
            .92                 .92                 .51               144.94
            .96                 .96                 .38               144.37
            .95                 .95                 .57               111.56
--------------------------------------------------------------------------------
            .75                 .75                 .92               115.73
            .74                 .74                 .74               130.46
            .71                 .71                 .72               144.94
            .69                 .69                 .64               144.37
            .69                 .69                 .72               111.56
            .70                 .70                 .82               100.68
--------------------------------------------------------------------------------
            .66                 .66                1.00               115.73
            .64                 .64                 .85               130.46
            .62                 .62                 .81               144.94
            .62                 .67                 .65               144.37
--------------------------------------------------------------------------------
           1.12                1.12                 .04               132.27
           1.12                1.12                 .07               126.57
           1.08                1.09                 .37               134.79
           1.13                1.13                 .10               137.51
           1.17                1.17                 .09               111.89
--------------------------------------------------------------------------------
            .94                 .94                 .22               132.27
            .92                 .92                 .27               126.57
            .90                 .90                 .55               134.79
            .88                 .88                 .35               137.51
            .92                 .92                 .31               111.89
            .91                 .91                 .29               128.87
--------------------------------------------------------------------------------
            .81                 .81                 .36               132.27
            .79                 .79                 .41               126.57
            .78                 .79                 .65               134.79
            .78                 .83                 .51               137.51
--------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  163

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
EQUITY Q FUND
Class E
October 31, 2003                                24.90                 .22                 5.18
October 31, 2002                                29.75                 .17                (4.81)
October 31, 2001                                40.70                 .20                (9.75)
October 31, 2000 (1)                            41.58                 .13                 (.12)
December 31, 1999 (6)                           42.99                 .14                 4.35
--------------------------------------------------------------------------------------------------
Class I
October 31, 2003                                24.89                 .27                 5.19
October 31, 2002                                29.75                 .24                (4.82)
October 31, 2001                                40.69                 .26                (9.72)
October 31, 2000 (1)                            41.55                 .22                 (.11)
December 31, 1999                               40.22                 .34                 8.03
December 31, 1998                               35.90                 .32                 8.53
--------------------------------------------------------------------------------------------------
Class Y
October 31, 2003                                24.89                 .30                 5.17
October 31, 2002                                29.75                 .27                (4.82)
October 31, 2001                                40.69                 .28                (9.71)
October 31, 2000 (8)                            42.29                 .16                (1.54)
--------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class E
October 31, 2003                                24.71                 .30                 6.59
October 31, 2002                                28.34                 .16                (3.75)
October 31, 2001                                39.51                 .28                (9.53)
October 31, 2000 (1)                            46.68                 .53                (6.26)
December 31, 1999 (6)                           39.07                 .24                 9.73
--------------------------------------------------------------------------------------------------
Class I
October 31, 2003                                24.74                 .36                 6.53
October 31, 2002                                28.38                 .26                (3.78)
October 31, 2001                                39.60                 .34                (9.52)
October 31, 2000 (1)                            46.67                 .64                (6.27)
December 31, 1999                               38.03                 .43                10.93
December 31, 1998                               34.60                 .52                 4.10
--------------------------------------------------------------------------------------------------
Class Y
October 31, 2003                                24.75                 .38                 6.54
October 31, 2002                                28.42                 .32                (3.83)
October 31, 2001                                39.62                 .46                (9.60)
October 31, 2000 (7)                            46.09                 .46                (6.93)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM           FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-------------------------------------------------------------------------------------------------------
EQUITY Q FUND
Class E
October 31, 2003                              5.40              (.20)               --           --
October 31, 2002                             (4.64)             (.21)               --           --
October 31, 2001                             (9.55)             (.17)            (1.23)          --
October 31, 2000 (1)                           .01              (.13)             (.76)          --
December 31, 1999 (6)                         4.49              (.24)            (5.66)          --
-------------------------------------------------------------------------------------------------------
Class I
October 31, 2003                              5.46              (.25)               --           --
October 31, 2002                             (4.58)             (.28)               --           --
October 31, 2001                             (9.46)             (.25)            (1.23)          --
October 31, 2000 (1)                           .11              (.21)             (.76)          --
December 31, 1999                             8.37              (.38)            (6.66)          --
December 31, 1998                             8.85              (.32)            (4.21)          --
-------------------------------------------------------------------------------------------------------
Class Y
October 31, 2003                              5.47              (.27)               --           --
October 31, 2002                             (4.55)             (.31)               --           --
October 31, 2001                             (9.43)             (.28)            (1.23)          --
October 31, 2000 (8)                         (1.38)             (.22)               --           --
-------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class E
October 31, 2003                              6.89              (.38)               --           --
October 31, 2002                             (3.59)             (.04)               --           --
October 31, 2001                             (9.25)               --             (1.92)          --
October 31, 2000 (1)                         (5.73)               --             (1.44)          --
December 31, 1999 (6)                         9.97              (.38)            (1.98)          --
-------------------------------------------------------------------------------------------------------
Class I
October 31, 2003                              6.89              (.43)               --           --
October 31, 2002                             (3.52)             (.12)               --           --
October 31, 2001                             (9.18)             (.12)            (1.92)          --
October 31, 2000 (1)                         (5.63)               --             (1.44)          --
December 31, 1999                            11.36              (.48)            (2.24)          --
December 31, 1998                             4.62              (.59)             (.60)          --
-------------------------------------------------------------------------------------------------------
Class Y
October 31, 2003                              6.92              (.46)               --           --
October 31, 2002                             (3.51)             (.16)               --           --
October 31, 2001                             (9.14)             (.14)            (1.92)          --
October 31, 2000 (7)                         (6.47)               --                --           --
-------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 164  Financial Highlights

                                                                    $
           $                  $                  %              NET ASSETS
         TOTAL         NET ASSET VALUE,        TOTAL          END OF PERIOD
     DISTRIBUTIONS      END OF PERIOD        RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.20)             30.10               21.76              40,924
          (.21)             24.90              (15.70)             17,503
         (1.40)             29.75              (23.98)             21,979
          (.89)             40.70                 .17              25,205
         (5.90)             41.58               11.01              30,746
-----------------------------------------------------------------------------
          (.25)             30.10               22.04             822,548
          (.28)             24.89              (15.50)            854,495
         (1.48)             29.75              (23.82)            983,176
          (.97)             40.69                 .40           1,355,536
         (7.04)             41.55               21.96           1,363,336
         (4.53)             40.22               25.98           1,175,900
-----------------------------------------------------------------------------
          (.27)             30.09               22.13             674,326
          (.31)             24.89              (15.41)            514,589
         (1.51)             29.75              (23.74)            456,512
          (.22)             40.69               (3.21)             38,812
-----------------------------------------------------------------------------
          (.38)             31.22               28.33              24,163
          (.04)             24.71              (12.68)             11,965
         (1.92)             28.34              (24.54)             19,449
         (1.44)             39.51              (12.59)             25,984
         (2.36)             46.68               25.87              30,541
-----------------------------------------------------------------------------
          (.43)             31.20               28.37             597,650
          (.12)             24.74              (12.46)            527,791
         (2.04)             28.38              (24.37)            658,920
         (1.44)             39.60              (12.38)          1,104,284
         (2.72)             46.67               30.46           1,263,676
         (1.19)             38.03               13.52           1,013,679
-----------------------------------------------------------------------------
          (.46)             31.21               28.51             567,878
          (.16)             24.75              (12.42)            395,955
         (2.06)             28.42              (24.26)            386,538
            --              39.62              (14.04)             78,103
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
--------------------------------------------------------------------------------
            .94                 .94                 .80               114.72
            .94                 .94                 .58                71.16
            .89                 .89                 .58                79.24
            .95                 .96                 .39                59.91
            .94                 .94                 .55                90.16
--------------------------------------------------------------------------------
            .72                 .72                1.02               114.72
            .70                 .70                 .82                71.16
            .70                 .70                 .77                79.24
            .68                 .68                 .66                59.91
            .69                 .69                 .80                90.16
            .69                 .69                 .85                74.56
--------------------------------------------------------------------------------
            .63                 .63                1.10               114.72
            .60                 .60                 .93                71.16
            .61                 .61                 .86                79.24
            .61                 .66                 .68                59.91
--------------------------------------------------------------------------------
           1.26                1.26                1.14                79.40
           1.31                1.32                 .57                87.84
           1.26                1.26                 .82               111.84
           1.28                1.28                1.50               105.17
           1.27                1.27                 .92               118.99
--------------------------------------------------------------------------------
           1.06                1.06                1.38                79.40
           1.07                1.07                 .92                87.84
           1.06                1.06                1.00               111.84
           1.00                1.00                1.76               105.17
           1.00                1.00                1.07               118.99
            .98                 .98                1.38                64.47
--------------------------------------------------------------------------------
            .96                 .96                1.45                79.40
            .97                 .97                1.12                87.84
            .96                 .96                1.40               111.84
            .91                 .94                1.85               105.17
--------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  165

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
FIXED INCOME I FUND
Class E
October 31, 2003                                22.15                 .72                  .36
October 31, 2002                                22.32                 .90(f)               .17(f)
October 31, 2001                                20.79                1.19                 1.58
October 31, 2000 (1)                            20.30                1.07                  .40
December 31, 1999 (6)                           21.25                 .74                 (.81)
--------------------------------------------------------------------------------------------------
Class I
October 31, 2003                                22.15                 .78                  .35
October 31, 2002                                22.32                 .96(f)               .17(f)
October 31, 2001                                20.79                1.24                 1.58
October 31, 2000 (1)                            20.27                1.13                  .39
December 31, 1999                               21.76                1.28                (1.50)
December 31, 1998                               21.51                1.32                  .45
--------------------------------------------------------------------------------------------------
Class Y
October 31, 2003                                22.16                 .79                  .36
October 31, 2002                                22.32                 .98(f)               .18(f)
October 31, 2001                                20.79                1.23                 1.61
October 31, 2000 (7)                            20.61                 .81                  .37
--------------------------------------------------------------------------------------------------
FIXED INCOME III FUND
Class E
October 31, 2003                                10.11                 .38                  .52
October 31, 2002                                10.37                 .40(f)              (.05)(f)
October 31, 2001                                 9.77                 .57                  .61
October 31, 2000 (1)                             9.61                 .51                  .11
December 31, 1999 (6)                           10.12                 .35                 (.43)
--------------------------------------------------------------------------------------------------
Class I
October 31, 2003                                10.09                 .40                  .52
October 31, 2002                                10.36                 .42(f)              (.06)(f)
October 31, 2001                                 9.76                 .59                  .63
October 31, 2000 (1)                             9.59                 .53                  .11
December 31, 1999                               10.22                 .59                 (.62)
December 31, 1998                               10.42                 .62                  .08
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM           FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-------------------------------------------------------------------------------------------------------
FIXED INCOME I FUND
Class E
October 31, 2003                              1.08              (.67)             (.44)          --
October 31, 2002                              1.07              (.97)             (.27)          --
October 31, 2001                              2.77             (1.24)               --           --
October 31, 2000 (1)                          1.47              (.98)               --           --
December 31, 1999 (6)                         (.07)             (.88)               --           --
-------------------------------------------------------------------------------------------------------
Class I
October 31, 2003                              1.13              (.73)             (.44)          --
October 31, 2002                              1.13             (1.03)             (.27)          --
October 31, 2001                              2.82             (1.29)               --           --
October 31, 2000 (1)                          1.52             (1.00)               --           --
December 31, 1999                             (.22)            (1.25)             (.02)          --
December 31, 1998                             1.77             (1.31)             (.21)          --
-------------------------------------------------------------------------------------------------------
Class Y
October 31, 2003                              1.15              (.75)             (.44)          --
October 31, 2002                              1.16             (1.05)             (.27)          --
October 31, 2001                              2.84             (1.31)               --           --
October 31, 2000 (7)                          1.18             (1.00)               --           --
-------------------------------------------------------------------------------------------------------
FIXED INCOME III FUND
Class E
October 31, 2003                               .90              (.34)               --           --
October 31, 2002                               .35              (.61)               --           --
October 31, 2001                              1.18              (.58)               --           --
October 31, 2000 (1)                           .62              (.46)               --           --
December 31, 1999 (6)                         (.08)             (.43)               --           --
-------------------------------------------------------------------------------------------------------
Class I
October 31, 2003                               .92              (.36)               --           --
October 31, 2002                               .36              (.63)               --           --
October 31, 2001                              1.22              (.62)               --           --
October 31, 2000 (1)                           .64              (.47)               --           --
December 31, 1999                             (.03)             (.60)               --           --
December 31, 1998                              .70              (.62)             (.28)          --
-------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 166  Financial Highlights

                                                                    $
           $                  $                  %              NET ASSETS
         TOTAL         NET ASSET VALUE,        TOTAL          END OF PERIOD
     DISTRIBUTIONS      END OF PERIOD        RETURN(B)            (000)
-----------------------------------------------------------------------------
         (1.11)             22.12                5.01              27,009
         (1.24)             22.15                5.10              27,576
         (1.24)             22.32               13.72              35,123
          (.98)             20.79                7.36              33,322
          (.88)             20.30                (.32)             35,950
-----------------------------------------------------------------------------
         (1.17)             22.11                5.26             639,846
         (1.30)             22.15                5.38             713,210
         (1.29)             22.32               13.98             827,324
         (1.00)             20.79                7.63             902,895
         (1.27)             20.27               (1.04)          1,051,362
         (1.52)             21.76                8.37             978,491
-----------------------------------------------------------------------------
         (1.19)             22.12                5.33             399,601
         (1.32)             22.16                5.50             506,495
         (1.31)             22.32               14.07             520,186
         (1.00)             20.79                5.89             144,049
-----------------------------------------------------------------------------
          (.34)             10.67                9.05               6,481
          (.61)             10.11                3.61               5,912
          (.58)             10.37               12.47               6,037
          (.46)              9.77                6.55               5,362
          (.43)              9.61                (.83)              2,367
-----------------------------------------------------------------------------
          (.36)             10.65                9.27             297,726
          (.63)             10.09                3.84             306,550
          (.62)             10.36               12.76             408,341
          (.47)              9.76                6.75             456,160
          (.60)              9.59                (.29)            467,268
          (.90)             10.22                6.80             462,190
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
--------------------------------------------------------------------------------
            .67                 .67                3.25               184.29
            .64                 .66                4.17(f)            165.28
            .61                 .61                5.51               188.97
            .67                 .68                6.31               117.94
            .66                 .66                5.79               138.69
--------------------------------------------------------------------------------
            .41                 .41                3.50               184.29
            .38                 .38                4.42(f)            165.28
            .39                 .39                5.75               188.97
            .40                 .40                6.59               117.94
            .39                 .39                6.05               138.69
            .39                 .39                6.03               226.70
--------------------------------------------------------------------------------
            .35                 .35                3.53               184.29
            .31                 .31                4.45(f)            165.28
            .32                 .32                5.62               188.97
            .32                 .34                6.63               117.94
--------------------------------------------------------------------------------
           1.00                1.00                3.61               266.11
            .97                 .98                4.00(f)            231.09
            .93                 .94                5.66               165.41
            .99                1.15                6.37               108.08
            .94                 .94                5.63               131.38
--------------------------------------------------------------------------------
            .78                 .78                3.83               266.11
            .76                 .76                4.22(f)            231.09
            .72                 .72                5.87               165.41
            .73                 .74                6.58               108.08
            .69                 .69                5.91               131.38
            .67                 .67                5.91               342.49
--------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  167

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
October 31, 2003                                 7.22                 .02                 3.44
October 31, 2002                                 6.89                (.09)                 .42
October 31, 2001                                 9.15                (.04)               (2.22)
October 31, 2000 (1)                            12.47                (.10)               (3.20)
December 31, 1999 (3)                            8.07                (.12)                4.57
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                 7.41                 .09                 3.49
October 31, 2002                                 7.01                (.02)                 .42
October 31, 2001                                 9.24                 .02                (2.25)
October 31, 2000 (1)                            12.51                (.03)               (3.20)
December 31, 1999                                8.48                (.04)                4.14
December 31, 1998 (2)                            7.37                (.02)                1.13
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                 7.43                 .11                 3.48
October 31, 2002                                 7.05                 .00(e)               .40
October 31, 2001                                 9.25                 .04                (2.24)
October 31, 2000 (1)                            12.52                 .00(e)             (3.21)
December 31, 1999                                8.48                 .03                 4.10
December 31, 1998                               11.79                 .12                (3.35)
--------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
October 31, 2003                                26.52                1.11                 7.53
October 31, 2002                                26.97                1.07                 (.01)
October 31, 2001                                25.93                1.16                 1.02
October 31, 2000 (1)                            22.69                 .84                 3.11
December 31, 1999 (3)                           24.13                1.08                (1.06)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                26.72                1.34                 7.60
October 31, 2002                                27.14                1.32                 (.06)
October 31, 2001                                26.07                1.38                 1.03
October 31, 2000 (1)                            22.76                 .98                 3.14
December 31, 1999                               24.27                1.28                (1.24)
December 31, 1998                               31.02                1.26                (6.12)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                26.89                1.42                 7.67
October 31, 2002                                27.31                1.41                 (.06)
October 31, 2001                                26.22                1.46                 1.03
October 31, 2000 (1)                            22.86                1.04                 3.15
December 31, 1999                               24.44                1.30                (1.20)
December 31, 1998                               30.86                1.34                (6.13)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                          (LOSS) FROM        FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
--------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
October 31, 2003                              3.46                --               --              --
October 31, 2002                               .33                --               --              --
October 31, 2001                             (2.26)               --               --              --
October 31, 2000 (1)                         (3.30)             (.02)              --              --
December 31, 1999 (3)                         4.45              (.05)              --              --
--------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              3.58              (.01)              --              --
October 31, 2002                               .40                --               --              --
October 31, 2001                             (2.23)               --               --              --
October 31, 2000 (1)                         (3.23)             (.04)              --              --
December 31, 1999                             4.10              (.07)              --              --
December 31, 1998 (2)                         1.11                --               --              --
--------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              3.59              (.04)              --              --
October 31, 2002                               .40              (.02)              --              --
October 31, 2001                             (2.20)               --               --              --
October 31, 2000 (1)                         (3.21)             (.06)              --              --
December 31, 1999                             4.13              (.09)              --              --
December 31, 1998                            (3.23)             (.08)              --              --
--------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
October 31, 2003                              8.64             (1.11)            (.11)             --
October 31, 2002                              1.06             (1.51)              --              --
October 31, 2001                              2.18             (1.14)              --              --
October 31, 2000 (1)                          3.95              (.71)              --              --
December 31, 1999 (3)                          .02             (1.46)              --              --
--------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              8.94             (1.31)            (.11)             --
October 31, 2002                              1.26             (1.68)              --              --
October 31, 2001                              2.41             (1.34)              --              --
October 31, 2000 (1)                          4.12              (.81)              --              --
December 31, 1999                              .04             (1.55)              --              --
December 31, 1998                            (4.86)            (1.43)            (.46)             --
--------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              9.09             (1.36)            (.11)             --
October 31, 2002                              1.35             (1.77)              --              --
October 31, 2001                              2.49             (1.40)              --              --
October 31, 2000 (1)                          4.19              (.83)              --              --
December 31, 1999                              .10             (1.68)              --              --
December 31, 1998                            (4.79)            (1.17)            (.46)             --
--------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 168  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --              10.68               47.58              12,306
            --               7.22                4.94               5,194
            --               6.89              (24.70)              2,377
          (.02)              9.15              (26.51)              2,228
          (.05)             12.47               55.43               1,631
-----------------------------------------------------------------------------
          (.01)             10.98               48.39               9,598
            --               7.41                5.71               6,478
            --               7.01              (24.13)              6,959
          (.04)              9.24              (25.90)              6,388
          (.07)             12.51               48.71               6,314
            --               8.48               15.06                  39
-----------------------------------------------------------------------------
          (.04)             10.98               48.27             386,560
          (.02)              7.43                5.91             263,563
            --               7.05              (23.89)            273,486
          (.06)              9.25              (25.79)            359,201
          (.09)             12.52               49.03             430,794
          (.08)              8.48              (27.57)            294,349
-----------------------------------------------------------------------------
         (1.22)             33.94               33.23              32,784
         (1.51)             26.52                3.56              15,712
         (1.14)             26.97                8.41               5,718
          (.71)             25.93               17.54               3,393
         (1.46)             22.69                 .19               1,771
-----------------------------------------------------------------------------
         (1.42)             34.24               34.21              16,651
         (1.68)             26.72                4.27              10,661
         (1.34)             27.14                9.23              11,415
          (.81)             26.07               18.24               9,094
         (1.55)             22.76                 .30               7,134
         (1.89)             24.27              (16.25)                843
-----------------------------------------------------------------------------
         (1.47)             34.51               34.58             830,448
         (1.77)             26.89                4.55             598,133
         (1.40)             27.31                9.48             607,280
          (.83)             26.22               18.53             669,529
         (1.68)             22.86                 .55             589,300
         (1.63)             24.44              (15.94)            576,326
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
---------------------------------------------------------------------------------
           3.09                3.09                  .19               95.13
           3.12                3.12                (1.08)              90.21
           3.08                3.09                 (.55)              83.74
           2.91                2.92                (1.02)              73.11
           2.91                2.91                (1.23)              94.85
---------------------------------------------------------------------------------
           2.36                2.37                 1.02               95.13
           2.38                2.38                 (.29)              90.21
           2.33                2.33                  .21               83.74
           2.16                2.17                 (.30)              73.11
           2.17                2.17                 (.40)              94.85
            .00(d)              .00(d)               .00(d)            59.35
---------------------------------------------------------------------------------
           2.11                2.11                 1.30               95.13
           2.14                2.14                 (.02)              90.21
           2.09                2.09                  .44               83.74
           1.91                1.92                 (.02)              73.11
           1.91                1.91                  .26               94.85
           1.75                1.75                 1.20               59.35
---------------------------------------------------------------------------------
           2.20                2.30                 3.67               46.09
           2.19                2.59                 3.74               67.70
           2.17                2.17                 4.20               44.50
           2.16                2.16                 4.06               53.30
           2.14                2.14                 5.12               42.69
---------------------------------------------------------------------------------
           1.43                1.62                 4.46               46.09
           1.46                1.82                 4.54               67.70
           1.42                1.42                 4.96               44.50
           1.41                1.41                 4.78               53.30
           1.39                1.39                 5.42               42.69
           1.47                1.47                 4.90               42.58
---------------------------------------------------------------------------------
           1.18                1.18                 4.66               46.09
           1.19                1.19                 4.82               67.70
           1.17                1.18                 5.19               44.50
           1.16                1.16                 5.00               53.30
           1.14                1.14                 5.41               42.69
           1.05                1.05                 4.93               42.58
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  169

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class C
October 31, 2003                                18.98                  .31                 .06
October 31, 2002                                19.01                  .56                 .13
October 31, 2001                                18.23                  .85                 .89
October 31, 2000 (1)                            18.13                  .79                 .04
December 31, 1999 (5)                           18.36                  .68                (.31)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                19.04                  .48                 .03
October 31, 2002                                19.02                  .77                 .06
October 31, 2001                                18.24                 1.02                 .85
October 31, 2000 (1)                            18.08                  .88                 .07
December 31, 1999 (4)                           18.51                  .80                (.34)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                19.01                  .52                 .03
October 31, 2002                                18.99                  .80                 .08
October 31, 2001                                18.22                 1.07                 .83
October 31, 2000 (1)                            18.03                  .91                 .09
December 31, 1999                               18.46                  .90                (.36)
December 31, 1998                               18.35                  .99                 .11
--------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
October 31, 2003                                 5.23                 (.09)               1.71
October 31, 2002                                 6.65                 (.10)              (1.32)
October 31, 2001 (9)                            10.00                 (.08)              (3.27)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                 5.31                 (.04)               1.76
October 31, 2002                                 6.68                 (.04)              (1.33)
October 31, 2001 (9)                            10.00                 (.02)              (3.30)
--------------------------------------------------------------------------------------------------
Class I
October 31, 2003                                 5.35                 (.02)               1.77
October 31, 2002                                 6.71                 (.02)              (1.34)
October 31, 2001 (9)                            10.00                  .00(e)            (3.29)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                 5.34                 (.02)               1.76
October 31, 2002                                 6.71                 (.02)              (1.35)
October 31, 2001 (9)                            10.00                  .00(e)            (3.29)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM           FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
--------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class C
October 31, 2003                               .37              (.34)               --             --
October 31, 2002                               .69              (.72)               --             --
October 31, 2001                              1.74              (.96)               --             --
October 31, 2000 (1)                           .83              (.73)               --             --
December 31, 1999 (5)                          .37              (.60)               --             --
--------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                               .51              (.47)               --             --
October 31, 2002                               .83              (.81)               --             --
October 31, 2001                              1.87             (1.09)               --             --
October 31, 2000 (1)                           .95              (.79)               --             --
December 31, 1999 (4)                          .46              (.89)               --             --
--------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                               .55              (.51)               --             --
October 31, 2002                               .88              (.86)               --             --
October 31, 2001                              1.90             (1.13)               --             --
October 31, 2000 (1)                          1.00              (.81)               --             --
December 31, 1999                              .54              (.97)               --             --
December 31, 1998                             1.10              (.99)               --             --
--------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
October 31, 2003                              1.62                --                --             --
October 31, 2002                             (1.42)               --                --             --
October 31, 2001 (9)                         (3.35)               --                --             --
--------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              1.72                --                --             --
October 31, 2002                             (1.37)               --                --             --
October 31, 2001 (9)                         (3.32)               --                --             --
--------------------------------------------------------------------------------------------------------
Class I
October 31, 2003                              1.75                --                --             --
October 31, 2002                             (1.36)               --                --             --
October 31, 2001 (9)                         (3.29)               --                --             --
--------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              1.74                --                --             --
October 31, 2002                             (1.37)               --                --             --
October 31, 2001 (9)                         (3.29)               --                --             --
--------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 170  Financial Highlights

                                                                    $
           $                  $                  %              NET ASSETS
         TOTAL         NET ASSET VALUE,        TOTAL          END OF PERIOD
     DISTRIBUTIONS      END OF PERIOD        RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.34)             19.01                1.97              41,644
          (.72)             18.98                3.73              16,294
          (.96)             19.01                9.77               1,709
          (.73)             18.23                4.67                 672
          (.60)             18.13                2.02                 801
-----------------------------------------------------------------------------
          (.47)             19.08                2.70              20,274
          (.81)             19.04                4.53              17,516
         (1.09)             19.02               10.54              17,685
          (.79)             18.24                5.36               9,898
          (.89)             18.08                2.53               8,693
-----------------------------------------------------------------------------
          (.51)             19.05                2.95             958,064
          (.86)             19.01                4.81             599,795
         (1.13)             18.99               10.76             401,137
          (.81)             18.22                5.64             422,884
          (.97)             18.03                3.03             447,590
          (.99)             18.46                6.09             260,539
-----------------------------------------------------------------------------
            --               6.85               31.17               3,265
            --               5.23              (21.35)              1,341
            --               6.65              (33.50)              1,017
-----------------------------------------------------------------------------
            --               7.03               32.39               4,865
            --               5.31              (20.51)              2,814
            --               6.68              (33.20)              2,714
-----------------------------------------------------------------------------
            --               7.10               32.71              32,003
            --               5.35              (20.27)             18,150
            --               6.71              (32.90)             21,044
-----------------------------------------------------------------------------
            --               7.08               32.58              42,421
            --               5.34              (20.42)             24,389
            --               6.71              (32.90)             24,072
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
--------------------------------------------------------------------------------
           1.56                1.72                 1.63              187.92
           1.52                1.70                 3.08              163.86
           1.52                1.66                 4.72              260.94
           1.64                1.66                 5.01               92.31
           1.72                1.72                 4.41              177.08
--------------------------------------------------------------------------------
            .80                 .97                 2.52              187.92
            .77                 .96                 4.04              163.86
            .77                 .91                 5.48              260.94
            .89                 .91                 5.77               92.31
            .97                 .97                 5.05              177.08
--------------------------------------------------------------------------------
            .56                 .72                 2.70              187.92
            .52                 .71                 4.26              163.86
            .52                 .67                 5.76              260.94
            .64                 .66                 6.00               92.31
            .74                 .74                 5.22              177.08
            .66                 .66                 5.37              129.85
--------------------------------------------------------------------------------
           2.20                2.74                (1.57)             149.76
           2.11                2.82                (1.53)             212.37
           2.17                2.97                (1.32)             169.36
--------------------------------------------------------------------------------
           1.26                1.79                 (.62)             149.76
           1.16                1.87                 (.58)             212.37
           1.29                2.05                 (.45)             169.36
--------------------------------------------------------------------------------
            .93                1.58                 (.31)             149.76
            .89                1.65                 (.31)             212.37
            .89                1.75                 (.03)             169.36
--------------------------------------------------------------------------------
           1.03                1.56                 (.40)             149.76
            .97                1.68                 (.39)             212.37
            .94                1.74                 (.09)             169.36
--------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  171

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED
                                                PERIOD        INCOME (LOSS)(A)(D)    GAIN (LOSS)
--------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
October 31, 2003                                 7.41                (.01)                1.58
October 31, 2002                                 8.51                (.02)               (1.07)
October 31, 2001 (9)                            10.00                 .00(e)             (1.48)
--------------------------------------------------------------------------------------------------
Class E
October 31, 2003                                 7.46                 .06                 1.58
October 31, 2002                                 8.53                 .06                (1.07)
October 31, 2001 (9)                            10.00                 .05                (1.48)
--------------------------------------------------------------------------------------------------
Class I
October 31, 2003                                 7.46                 .08                 1.61
October 31, 2002                                 8.54                 .08                (1.07)
October 31, 2001 (9)                            10.00                 .09                (1.48)
--------------------------------------------------------------------------------------------------
Class S
October 31, 2003                                 7.45                 .07                 1.60
October 31, 2002                                 8.53                 .07                (1.07)
October 31, 2001 (9)                            10.00                 .08                (1.48)
--------------------------------------------------------------------------------------------------

                                               $                 $                 $
                                          TOTAL INCOME     DISTRIBUTIONS     DISTRIBUTIONS        $
                                          (LOSS) FROM        FROM NET          FROM NET       RETURN OF
                                           OPERATIONS    INVESTMENT INCOME   REALIZED GAIN     CAPITAL
---------------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
October 31, 2003                              1.57             (.01)               --              --
October 31, 2002                             (1.09)            (.01)               --              --
October 31, 2001 (9)                         (1.48)            (.01)               --              --
---------------------------------------------------------------------------------------------------------
Class E
October 31, 2003                              1.64             (.05)               --              --
October 31, 2002                             (1.01)            (.06)               --              --
October 31, 2001 (9)                         (1.43)            (.04)               --              --
---------------------------------------------------------------------------------------------------------
Class I
October 31, 2003                              1.69             (.08)               --              --
October 31, 2002                              (.99)            (.09)               --              --
October 31, 2001 (9)                         (1.39)            (.07)               --              --
---------------------------------------------------------------------------------------------------------
Class S
October 31, 2003                              1.67             (.07)               --              --
October 31, 2002                             (1.00)            (.08)               --              --
October 31, 2001 (9)                         (1.40)            (.07)               --              --
---------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 172  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.01)              8.97               21.19               9,972
          (.01)              7.41              (12.82)              2,061
          (.01)              8.51              (14.76)              1,844
-----------------------------------------------------------------------------
          (.05)              9.05               22.01               7,778
          (.06)              7.46              (11.86)              3,314
          (.04)              8.53              (14.33)              3,155
-----------------------------------------------------------------------------
          (.08)              9.07               22.60              74,600
          (.09)              7.46              (11.72)             35,169
          (.07)              8.54              (13.92)             28,983
-----------------------------------------------------------------------------
          (.07)              9.05               22.53             128,383
          (.08)              7.45              (11.78)             31,806
          (.07)              8.53              (14.04)             31,288
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
--------------------------------------------------------------------------------
           2.15                2.42                (.12)              105.71
           2.00                2.40                (.27)               92.95
           2.00                2.64                  --                71.75
--------------------------------------------------------------------------------
           1.21                1.48                 .77               105.71
           1.04                1.43                 .70                92.95
           1.25                1.85                 .76                71.75
--------------------------------------------------------------------------------
            .90                1.23                1.12               105.71
            .79                1.22                 .95                92.95
            .79                1.48                1.25                71.75
--------------------------------------------------------------------------------
           1.01                1.28                1.03               105.71
            .87                1.27                 .86                92.95
            .86                1.50                1.18                71.75
--------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  173

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------
(1)   For the ten months ended October 31, 2000.
(2)   For the period September 22, 1998 (commencement of sale) to December 31,
      1998.
(3)   For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(4)   For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(5)   For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(6)   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(7)   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(8)   For the period March 30, 2000 (commencement of sale) to October 31, 2000.
(9) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) The ratio for the period ended December 31, 1998 is not meaningful due to the Class's short period of operation.
(e)   Less than $.01 per share.
(f) As a result of a revision to reflect accretion of market discount or premium, certain amounts for the fiscal year ended October 31, 2002 have been reclassified from what was previously reported. The reclassification has no impact on the net assets of the fund. The impact of this change is as follows:

                                                                     RATIO OF NET
                                                   NET REALIZED    INVESTMENT INCOME
                                 NET INVESTMENT   AND UNREALIZED      TO AVERAGE
                                 INCOME (LOSS)     GAIN (LOSS)        NET ASSETS
                                       $                $                  %
------------------------------------------------------------------------------------
Fixed Income I Fund - Class E          .03             (.03)              .12
Fixed Income I Fund - Class I          .02             (.02)              .13
Fixed Income I Fund - Class Y          .03             (.03)              .14
Fixed Income III Fund - Class E       (.03)             .03              (.29)
Fixed Income III Fund - Class I       (.03)             .03              (.28)

See accompanying notes which are an integral part of the financial statements.

 174  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)   Forward commitment.
(p) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(O)   In default.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(Y) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

ABBREVIATIONS:

ADR -  American Depositary Receipt
GDR -  Global Depositary Receipt
ADS -   American Depositary Share
CMO -  Collateralized Mortgage Obligation
CVO -  Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS -   Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK -   Payment in Kind
FDIC -  Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA -   To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRL - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD -Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnamese dong
   EGP - Egyptian pound                    NZD - New Zealand dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   GBP - British pound sterling            PHP - Philippine peso

                                           Notes to Statement of Net Assets  175

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios referred to as "Funds." These financial statements report on eleven Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, if there were no sales on that day, at the last reported price, on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Futures contracts are valued on the basis of the last sale price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-term investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the U.S. markets. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the U.S. Markets and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

 176  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Reclassification of financial information

   As a result of a revision to reflect accretion of market discount or premium, certain amounts for the fiscal year ended October 31, 2002 have been reclassified from what was previously reported as follows: net investment income for the Fixed Income I Fund increased $2,252,686 with a corresponding decrease to net unrealized gain (loss); net investment income for the Fixed Income III Fund decreased $235,990 with a corresponding increase to net unrealized gain (loss); and net investment income for the Short Term Bond Fund increased $485,704 with a corresponding decrease to net unrealized gain
   (loss). These reclassifications have no impact on the net assets of the funds.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the international Funds, and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, capital loss carryforwards and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds offer the following classes of shares: Class C, Class E, Class I, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

                                              Notes to Financial Statements  177

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Term Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at October 31, 2003, are presented on the Statement of Net Assets for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

 178  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures contracts to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Equity I, Equity II, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Term Bond, Select Growth, and Select Value Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities

                                              Notes to Financial Statements  179

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended October 31, 2003, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                            PURCHASES               SALES
----------------------------------------------------------------
Equity I               $       729,375,568   $       813,086,813
Equity II                      903,252,807           954,826,762
Equity Q                     1,601,272,998         1,734,212,550
International                  733,864,368           716,736,457
Fixed Income I                 712,748,644           864,137,193
Fixed Income III       $       326,951,982   $       357,935,906
Emerging Markets               279,420,590           281,716,544
Real Estate
  Securities                   388,835,878           319,723,449
Short Term Bond                522,709,453           411,246,594
Select Growth                   98,402,199            81,001,915
Select Value                   194,229,528            85,304,448

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

   US Government Securities

                                               PURCHASES               SALES
   --------------------------------------------------------------------------------
   Fixed Income I                         $     1,656,270,718   $     1,776,329,844
   Fixed Income III                               402,812,692           429,436,718
   Short Term Bond                                962,901,032           885,409,153

   Written Options Contracts

   Fund transactions in written options contracts for the period ended October 31, 2003 were as follows:

                                                       INTERNATIONAL                                EMERGING MARKETS
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2002                          241    $         4,312,965                    415    $           534,517
   Opened                                              1,332             21,926,297                  1,733              3,334,544
   Closed                                             (1,399)           (25,532,524)                (1,851)            (3,010,359)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding October 31, 2003                          174    $           706,738                    297    $           858,702
                                         ===================    ===================    ===================    ===================

                                                       FIXED INCOME I                               SHORT TERM BOND
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2002                           --    $                --                     --    $                --
   Opened                                                651                357,378                     58                 81,877
   Closed                                               (457)              (260,633)                    (9)                (1,373)
   Expired                                               (83)               (24,153)                   (47)               (31,995)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding October 31, 2003                          111    $            72,592                      2    $            48,509
                                         ===================    ===================    ===================    ===================

 180  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                      FIXED INCOME III
                                              NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED
   --------------------------------------------------------------------------------
   Outstanding October 31, 2002                          367    $           521,368
   Opened                                                 55                 35,029
   Closed                                                (32)               (24,453)
   Expired                                              (352)              (216,099)
                                         -------------------    -------------------
   Outstanding October 31, 2003                           38    $           315,845
                                         ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of October 31, 2003, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                            VALUE OF            VALUE OF CASH
        FUNDS          SECURITIES ON LOAN        COLLATERAL
----------------------------------------------------------------
Equity I               $       104,323,100   $       104,456,210
Equity II                      254,113,314           260,926,745
Equity Q                        52,984,152            51,863,593
International                   94,168,096            96,759,079
Fixed Income I                 184,494,578           188,904,944

----------------------------------------------------------------
                            VALUE OF            VALUE OF CASH
        FUNDS          SECURITIES ON LOAN        COLLATERAL
Fixed Income III       $        18,316,161   $        18,689,881
Real Estate
  Securities                    50,762,547            51,923,390
Short Term Bond                    106,640               110,250
Select Growth                   24,255,091            24,222,157
Select Value                    30,883,029            31,246,931

   As of October 31, 2003, the cash collateral received for the securities on loan are invested as follows:

   Cash Collateral

                                                STATE STREET
                                             SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET     QUALITY TRUST (1)
----------------------------------------------------------------
Equity I               $        42,774,026   $        61,922,161
Equity II                      108,847,523           154,678,673
Equity Q                        21,237,748            30,744,996
International                   39,622,109            57,359,264
Fixed Income I                  77,327,354           111,943,563

----------------------------------------------------------------
                                                STATE STREET
                                             SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET     QUALITY TRUST (1)
Fixed Income III       $         7,653,365   $        11,079,455
Real Estate
  Securities                    21,262,234            30,780,444
Short Term Bond                     45,147                65,357
Select Growth                    9,918,789            14,359,015
Select Value                    12,795,381            18,523,336

   (1) The State Street Securities Lending Quality Trust investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

   As of October 31, 2003, the non-cash collateral received for the securities on loan in the following funds was:

                                              Notes to Financial Statements  181

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Non-Cash Collateral

                            NON-CASH
          FUNDS         COLLATERAL VALUE        NON-CASH COLLATERAL HOLDING
   -----------------------------------------------------------------------------
   Equity I              $    2,372,700    Irrevocable letters of credit
   Equity II                     41,100    Irrevocable letter of credit
   Equity Q                   2,398,200    Irrevocable letters of credit
   International              1,504,993    Pool of US Government securities
   Select Growth                 14,850    Irrevocable letters of credit
   Select Growth                621,717    Pool of US Government securities
   Select Value                 372,960    Irrevocable letters of credit

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein), in the Money Market Fund. As of October 31, 2003, $459,790,705 of the Money Market Fund's net assets represents investments by these Funds, and $613,200,407 represents the investments of other affiliated Funds not presented herein.

   The advisory and administrative fees (excluding Class Y administrative fees) are based upon the average daily net assets of each Fund and the rates specified in the table below. Class Y shares pay administrative fees to FRIMCo at cost. The advisory and administrative fees are payable monthly and total $42,739,737 and $2,942,920 respectively, for the fiscal year ended October 31, 2003.

                                       ANNUAL RATE
                                ADVISOR       ADMINISTRATOR
------------------------------------------------------------
Equity I                           .55%            .05%
Equity II                          .70             .05
Equity Q                           .55             .05
International                      .70             .05
Fixed Income I                     .25             .05
Fixed Income III                   .50             .05
Emerging Markets                  1.15             .05
Real Estate Securities             .80             .05
Short Term Bond                    .45             .05
Select Growth                      .80             .05
Select Value                       .70             .05

   The advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended October 31, 2003 was $1,336,988. There were no reimbursements for the period ended October 31, 2003.

   For the Select Growth Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C,

 182  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended October 31, 2003 was $309,865. There were no reimbursements for the period ended October 31, 2003.

   For the Select Value Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended October 31, 2003 was $214,306. There were no reimbursements for the period ended October 31, 2003.

   Special Service Charge

   In accordance with a special servicing agreement entered into in February 1999 by the Advisor and approved annually by the Funds' Board of Trustees, the Fund of Funds (a group of five LifePoints Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds" in which the Fund of Funds invest. Expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds act as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by significantly reducing the number of shareholder accounts that need to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only execute one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   For the period ended October 31, 2003, the special servicing expense charged to the Underlying Funds amounted to:

                                               AMOUNT
             UNDERLYING FUNDS                   PAID
   -------------------------------------------------------
   Emerging Markets                       $        174,506
   Real Estate Securities                          259,276
   Short Term Bond                                 596,712

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended October 31, 2003, the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                                              CUSTODY CREDIT
                           FUNDS                                  AMOUNT
----------------------------------------------------------------------------
Equity I                                                      $          321
Equity II                                                              1,244
Equity Q                                                                 695
International                                                          1,115
Fixed Income I                                                         8,243
Fixed Income III                                              $        5,086
Emerging Markets                                                       2,097
Real Estate Securities                                                   448
Short Term Bond                                                        9,879
Select Growth                                                            115
Select Value                                                             327

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. Total fees for the Funds reported herein for the period ended October 31, 2003 was $190,511.

                                              Notes to Financial Statements  183

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds reported herein for the period ended October 31, 2003 were $5,467,887.

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waivers for the period ended October 31, 2003 were as follows:

                                               TA FEE
                   FUND                    WAIVER AMOUNT
   -------------------------------------------------------
   Real Estate Securities                 $         45,543
   Select Growth                                    26,568
   Select Value                                     17,717

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended October 31, 2003 were as follows:

   Brokerage commissions

             FUNDS                    AMOUNT
------------------------------------------------
Equity I                          $       30,501
Equity II                                 52,304
Equity Q                                  10,652
International                             99,668

------------------------------------------------
             FUNDS                    AMOUNT
Emerging Markets                  $       42,435
Real Estate Securities                    33,451
Select Growth                              8,376
Select Value                              12,460

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for

 184  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   At October 31, 2003, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

           FUNDS              10/31/04           10/31/05           10/31/06           10/31/07
   ------------------------------------------------------------------------------------------------
   Equity I               $             --   $             --   $             --   $             --
   Equity II                            --                 --                 --                 --
   Equity Q                             --                 --                 --                 --
   International                        --                 --                 --                 --
   Emerging Markets                     --                 --         50,206,158         30,325,300
   Real Estate
      Securities                        --                 --                 --                 --
   Short Term Bond                      --                 --                 --                 --
   Select Growth                        --                 --                 --                 --
   Select Value                         --                 --                 --         18,997,330

           FUNDS              10/31/08           10/31/09           10/31/10           10/31/11            TOTALS
   -------------------------------------------------------------------------------------------------------------------
   Equity I               $             --   $    125,599,690   $     63,611,111   $             --   $    189,210,801
   Equity II                            --                 --            706,113                 --            706,113
   Equity Q                             --        106,032,081        163,631,602         50,810,166        320,473,849
   International                        --        161,745,343        136,895,382         26,373,087        325,013,812
   Emerging Markets              6,163,374         62,678,057         24,430,000                 --        173,802,889
   Real Estate
      Securities                        --                 --                 --            482,634            482,634
   Short Term Bond               2,566,255                 --                 --                 --          2,566,255
   Select Growth                        --         15,155,988         14,206,106            245,281         29,607,375
   Select Value                    451,724          6,893,154         10,022,818            972,824         37,337,850

   At October 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                            EQUITY I          EQUITY II           EQUITY Q
   -------------------------------------------------------------------------------------------
   Cost of Investments................  $    507,848,965   $    652,113,934   $  1,223,940,197
                                        ================   ================   ================
   Unrealized Appreciation............       201,547,209        207,792,561        321,596,440
   Unrealized Depreciation............        (4,748,119)        (8,217,306)        (7,389,505)
                                        ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)..................  $    196,799,090   $    199,575,255   $    314,206,935
                                        ================   ================   ================
   Undistributed Ordinary Income......  $        590,937   $        725,133   $      1,366,755
   Undistributed Long-Term Capital
      Gains (Capital Loss
      Carryforward)...................  $   (189,210,801)  $       (706,113)  $   (320,473,849)
   Tax Composition of Distributions:
   Ordinary Income....................  $      5,508,233   $      3,220,127   $     13,890,533
   Long-Term Capital Gains............  $             --   $             --   $             --
   Tax Return of Capital..............  $             --   $             --   $             --

                                              Notes to Financial Statements  185

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                         INTERNATIONAL      FIXED INCOME I    FIXED INCOME III   EMERGING MARKETS
   --------------------------------------------------------------------------------------------------------------
   Cost of Investments................  $    963,703,517   $  1,288,071,870   $    354,357,435   $    285,244,368
                                        ================   ================   ================   ================
   Unrealized Appreciation............       233,677,741         31,575,092          4,308,491        133,920,432
   Unrealized Depreciation............       (16,692,739)       (13,319,870)        (1,279,335)       (13,747,559)
                                        ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)..................  $    216,985,002   $     18,255,222   $      3,029,156   $    120,172,873
                                        ================   ================   ================   ================
   Undistributed Ordinary Income......  $     29,160,166   $     15,572,933   $      6,734,651   $     11,551,998
   Undistributed Long-Term Capital
      Gains...........................                     $     22,072,297   $      1,530,250
   (Capital Loss Carryforward)........  $   (325,013,812)  $             --   $             --   $   (173,802,889)
   Tax Composition of Distributions:
   Ordinary Income....................  $     16,911,234   $     59,975,831   $     10,363,750   $      1,312,002
   Long-Term Capital Gains............  $             --   $      5,354,607   $             --   $             --
   Tax Return of Capital..............  $             --   $             --   $             --   $             --

                                          REAL ESTATE
                                           SECURITIES      SHORT TERM BOND     SELECT GROWTH       SELECT VALUE
   --------------------------------------------------------------------------------------------------------------
   Cost of Investments................  $    631,274,313   $  1,046,121,923   $     67,946,593   $    204,782,035
   Unrealized Appreciation............       242,199,814          3,021,162         15,261,613         19,541,852
   Unrealized Depreciation............           (11,233)        (1,068,667)          (661,118)        (1,646,120)
                                        ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)..................  $    242,188,581   $      4,574,630   $     14,600,495   $     17,895,732
                                        ================   ================   ================   ================
   Undistributed Ordinary Income......  $      3,364,197   $        514,823   $             --   $        123,720
   Undistributed Long-Term Capital
      Gains (Capital Loss
      Carryforward)...................  $       (482,634)  $      1,952,495   $    (29,607,375)  $    (37,337,849)
   Tax Composition of Distributions:
   Ordinary Income....................  $     32,062,258   $     20,534,647   $             --   $        684,598
   Long-Term Capital Gains............  $      2,604,238   $             --   $             --   $             --
   Tax Return of Capital..............  $             --   $             --   $             --   $             --

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended October 31, were as follows:

                                                                 SHARES                                  DOLLARS
   EQUITY I                                             2003                2002                2003                2002
      Class E
      Proceeds from shares sold                                 650                 233   $          14,997   $           5,724
      Proceeds from reinvestment of
         distributions                                            7                   9                 159                 214
      Payments for shares redeemed                             (298)               (548)             (6,840)            (14,009)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   359                (306)              8,316              (8,071)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               6,950               8,952             156,562             220,299
      Proceeds from reinvestment of
         distributions                                          186                 319               4,240               7,535
      Payments for shares redeemed                          (12,058)            (14,054)           (271,340)           (350,378)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (4,922)             (4,783)           (110,538)           (122,544)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               2,025                 321              44,342               7,541
      Proceeds from reinvestment of
         distributions                                           28                  34                 634                 795
      Payments for shares redeemed                           (1,237)             (3,480)            (29,587)            (94,256)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   816              (3,125)             15,389             (85,920)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (3,747)             (8,214)  $         (86,833)  $        (216,535)
                                                  =================   =================   =================   =================

 186  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   EQUITY II                                            2003                2002                2003                2002
      Class E
      Proceeds from shares sold                                 750                 562   $          21,475   $          15,902
      Proceeds from reinvestment of
         distributions                                            4                   2                  95                  72
      Payments for shares redeemed                             (469)               (601)            (13,915)            (17,412)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   285                 (37)              7,655              (1,438)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               6,027               6,499             169,020             195,081
      Proceeds from reinvestment of
         distributions                                           77                  78               2,020               2,491
      Payments for shares redeemed                           (7,489)             (9,109)           (214,439)           (275,603)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,385)             (2,532)            (43,399)            (78,031)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                 946               3,511              23,754             111,642
      Proceeds from reinvestment of
         distributions                                           35                  15                 926                 468
      Payments for shares redeemed                           (1,497)             (2,243)            (46,971)            (68,269)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (516)              1,283             (22,291)             43,841
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (1,616)             (1,286)  $         (58,035)  $         (35,628)
                                                  =================   =================   =================   =================

   EQUITY Q
      Class E
      Proceeds from shares sold                               1,113                 221   $          29,266   $           6,338
      Proceeds from reinvestment of
         distributions                                            9                   5                 234                 146
      Payments for shares redeemed                             (465)               (262)            (12,126)             (7,705)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   657                 (36)             17,374              (1,221)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               9,979             130,404             261,969             390,511
      Proceeds from reinvestment of
         distributions                                          260                 327               6,940               9,131
      Payments for shares redeemed                          (17,235)            (12,454)           (451,836)           (354,329)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (6,996)            118,277            (182,927)             45,313
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               6,484               7,894             168,475             238,838
      Proceeds from reinvestment of
         distributions                                          230                 198               6,173               5,436
      Payments for shares redeemed                           (4,977)             (2,764)           (140,294)            (86,954)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,737               5,328              34,354             157,320
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (4,602)            123,569   $        (131,199)  $         201,412
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  187

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   INTERNATIONAL                                        2003                2002                2003                2002
      Class E
      Proceeds from shares sold                               1,085                 137   $          27,724   $           3,835
      Proceeds from reinvestment of
         distributions                                           10                   1                 235                  27
      Payments for shares redeemed                             (805)               (340)            (20,590)             (9,913)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   290                (202)              7,369              (6,051)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               9,216              11,043             234,553             310,277
      Proceeds from reinvestment of
         distributions                                          361                  89               8,741               2,568
      Payments for shares redeemed                          (11,757)            (13,016)           (303,209)           (369,844)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (2,180)             (1,884)            (59,915)            (56,999)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               3,767               5,111             102,649             146,450
      Proceeds from reinvestment of
         distributions                                          306                  64               7,406               1,846
      Payments for shares redeemed                           (1,873)             (2,783)            (52,280)            (82,304)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,200               2,392              57,775              65,992
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 310                 306   $           5,229   $           2,942
                                                  =================   =================   =================   =================

   FIXED INCOME I
      Class E
      Proceeds from shares sold                                 442                 307   $           9,824   $           6,678
      Proceeds from reinvestment of
         distributions                                           62                  75               1,350               1,608
      Payments for shares redeemed                             (528)               (711)            (11,736)            (15,380)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (24)               (329)               (562)             (7,094)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               8,984              10,621             199,624             230,446
      Proceeds from reinvestment of
         distributions                                        1,556               1,970              34,071              42,187
      Payments for shares redeemed                          (13,801)            (17,458)           (306,712)           (379,037)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (3,261)             (4,867)            (73,017)           (106,404)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                              18,619              11,503             412,252             248,338
      Proceeds from reinvestment of
         distributions                                        1,220               1,286              26,740              27,600
      Payments for shares redeemed                          (24,630)            (13,231)           (541,873)           (289,487)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (4,791)               (442)           (102,881)            (13,549)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (8,076)             (5,638)  $        (176,460)  $        (127,047)
                                                  =================   =================   =================   =================

 188  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   FIXED INCOME III                                     2003                2002                2003                2002
      Class E
      Proceeds from shares sold                                 404                 176   $           4,261   $           1,772
      Proceeds from reinvestment of
         distributions                                           17                  31                 177                 305
      Payments for shares redeemed                             (399)               (204)             (4,223)             (2,047)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    22                   3                 215                  30
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                              10,228               6,953             107,732              69,791
      Proceeds from reinvestment of
         distributions                                          961               2,218               9,979              21,956
      Payments for shares redeemed                          (13,612)            (18,231)           (142,123)           (182,787)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (2,423)             (9,060)            (24,412)            (91,040)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                  --                  --                  --                  --
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                               --              (2,327)                 --             (23,720)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    --              (2,327)                 --             (23,720)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (2,401)            (11,384)  $         (24,197)  $        (114,730)
                                                  =================   =================   =================   =================

   EMERGING MARKETS
      Class C
      Proceeds from shares sold                               1,750                 518   $          14,145   $           4,232
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (1,316)               (144)            (10,531)             (1,106)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   434                 374               3,614               3,126
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 919                 561               7,634               4,516
      Proceeds from reinvestment of
         distributions                                            1                  --                  10                  --
      Payments for shares redeemed                             (921)               (678)             (7,838)             (5,731)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    (1)               (117)               (194)             (1,215)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              13,237              12,590             110,203             105,456
      Proceeds from reinvestment of
         distributions                                          112                  62                 885                 495
      Payments for shares redeemed                          (13,605)            (16,003)           (115,494)           (133,839)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (256)             (3,351)             (4,406)            (27,888)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 177              (3,094)  $            (986)  $         (25,977)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  189

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   REAL ESTATE SECURITIES                               2003                2002                2003                2002
      Class C
      Proceeds from shares sold                                 471                 448   $          14,334   $          12,958
      Proceeds from reinvestment of
         distributions                                           29                  18                 873                 526
      Payments for shares redeemed                             (127)                (86)             (3,737)             (2,477)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   373                 380              11,470              11,007
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 202                 166               6,382               4,841
      Proceeds from reinvestment of
         distributions                                           19                  22                 585                 639
      Payments for shares redeemed                             (134)               (210)             (4,089)             (6,140)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    87                 (22)              2,878                (660)
      Class S
      Proceeds from shares sold                               8,676               7,571             266,549             222,014
      Proceeds from reinvestment of
         distributions                                          746               1,018              22,895              29,793
      Payments for shares redeemed                           (7,603)             (8,581)           (229,269)           (252,176)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,819                   8              60,175                (369)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,279                 366   $          74,523   $           9,978
                                                  =================   =================   =================   =================

   SHORT TERM BOND
      Class C
      Proceeds from shares sold                               2,032                 891   $          38,752   $          16,803
      Proceeds from reinvestment of
         distributions                                           22                  14                 412                 259
      Payments for shares redeemed                             (721)               (137)            (13,733)             (2,578)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,333                 768              25,431              14,484
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 659                 615              12,587              11,601
      Proceeds from reinvestment of
         distributions                                           21                  35                 397                 655
      Payments for shares redeemed                             (537)               (660)            (10,255)            (12,475)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   143                 (10)              2,729                (219)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              33,169              21,889             632,686             412,350
      Proceeds from reinvestment of
         distributions                                          611                 853              11,625              15,967
      Payments for shares redeemed                          (15,043)            (12,307)           (287,186)           (231,654)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                18,737              10,435             357,125             196,663
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              20,213              11,193   $         385,285   $         210,928
                                                  =================   =================   =================   =================

 190  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
   SELECT GROWTH                                        2003                2002                2003                2002
      Class C
      Proceeds from shares sold                                 289                 146   $           1,782   $           1,008
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (69)                (43)               (379)               (272)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   220                 103               1,403                 736
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 238                 137               1,575                 854
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (77)                (13)               (458)                (74)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   161                 124               1,117                 780
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,424                 458               8,243               2,915
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (309)               (201)             (1,742)             (1,144)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,115                 257               6,501               1,771
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,268               1,779              13,901              12,005
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (843)               (803)             (4,812)             (5,393)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,425                 976               9,089               6,612
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,921               1,460   $          18,110   $           9,899
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  191

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                DOLLAR(000)
   SELECT VALUE                                         2003                2002                2003                2002
      Class C
      Proceeds from shares sold                                 395                 131   $           2,973   $           1,117
      Shares issued in connection with
         acquisition of Equity Income Fund                      523                  --               4,583                  --
      Proceeds from reinvestment of
         distributions                                           --                  --                   2                   3
      Payments for shares redeemed                              (85)                (69)               (668)               (605)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   833                  62               6,890                 515
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 382                 179               3,038               1,483
      Shares issued in connection with
         acquisition of Equity III Fund and
         Equity Income Funds                                    144                  --               1,273                  --
      Proceeds from reinvestment of
         distributions                                            4                   3                  29                  28
      Payments for shares redeemed                             (114)               (108)               (974)               (825)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   416                  74               3,366                 686
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,054               1,688               6,240              14,913
      Shares issued in connection with
         acquisition of Equity III Fund                       4,359                  --              38,574                  --
      Proceeds from reinvestment of
         distributions                                           33                  31                 267                 251
      Payments for shares redeemed                           (1,936)               (398)            (14,535)             (3,014)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,510               1,321              30,546              12,150
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               4,346               1,861              32,482              16,038
      Shares issued in connection with
         acquisition of Equity Income Fund                    7,103                  --              62,787                  --
      Proceeds from reinvestment of
         distributions                                           42                  43                 339                 356
      Payments for shares redeemed                           (1,581)             (1,303)            (13,117)            (10,869)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 9,910                 601              82,491               5,525
                                                  -----------------   -----------------   -----------------   -----------------
      TOTAL INCREASE (DECREASE)                              14,669               2,058   $         123,293   $          18,876
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 24, 2003 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns for the period ended October 31, 2003.

 192  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

8. BENEFICIAL INTEREST

   As of October 31, 2003, the following table includes shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity I                                        1                   42.3
   Equity II                                       1                   43.6
   Equity Q                                        2                   54.9
   International                                   2                   44.4
   Fixed Income I                                  2                   30.3
   Fixed Income III                                1                   59.2
   Emerging Markets                                2                   38.9
   Real Estate Securities                          1                   24.7
   Short Term Bond                                 3                   60.8
   Select Growth                                   2                   81.1
   Select Value                                    2                   47.8

9. DIVIDENDS

   On December 4, 2003, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 9, 2003 to shareholders on record December 5, 2003.

                                           NET INVESTMENT       SHORT-TERM         LONG-TERM
                                               INCOME         CAPITAL GAINS      CAPITAL GAINS
   ---------------------------------------------------------------------------------------------
   Fixed I - Class E                      $         0.2630   $         0.2040   $         0.4519
   Fixed I - Class I                                0.2767             0.2040             0.4519
   Fixed I - Class Y                                0.2800             0.2040             0.4519
   Fixed III - Class E                              0.1996             0.1239             0.0531
   Fixed III - Class I                              0.2056             0.1239             0.0531
   Short Term Bond - Class C                        0.0293                 --                 --
   Short Term Bond - Class E                        0.0647                 --                 --
   Short Term Bond - Class S                        0.0767                 --                 --

   On December 11, 2003, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 16, 2003 to shareholders on record December 12, 2003.

                                           NET INVESTMENT       SHORT-TERM         LONG-TERM
                                               INCOME         CAPITAL GAINS      CAPITAL GAINS
   ---------------------------------------------------------------------------------------------
   Equity I - Class E                     $         0.0570   $             --   $             --
   Equity I - Class I                               0.0720                 --                 --
   Equity I - Class Y                               0.0779                 --                 --
   Equity Q - Class E                               0.1035                 --                 --
   Equity Q - Class I                               0.1192                 --                 --
   Equity Q - Class Y                               0.1248                 --                 --
   Real Estate - Class C                            0.2641                 --             0.0072
   Real Estate - Class E                            0.3261                 --             0.0072
   Real Estate - Class S                            0.3469                 --             0.0072
   Select Value - Class C                           0.0068                 --                 --
   Select Value - Class E                           0.0222                 --                 --
   Select Value - Class I                           0.0302                 --                 --
   Select Value - Class S                           0.0270                 --                 --

                                              Notes to Financial Statements  193

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   On December 18, 2003, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 23, 2003 to shareholders on record December 19, 2003.

                                           NET INVESTMENT       SHORT-TERM         LONG-TERM
                                               INCOME         CAPITAL GAINS      CAPITAL GAINS
   ---------------------------------------------------------------------------------------------
   Equity II - Class E                                  --                 --                 --
   Equity II - Class I                              0.0467                 --                 --
   Equity II - Class Y                              0.0920                 --                 --
   Emerging Markets - Class C                       0.2446                 --                 --
   Emerging Markets - Class E                       0.2910                 --                 --
   Emerging Markets - Class S                       0.3137                 --                 --
   International - Class E                          0.7431                 --                 --
   International - Class I                          0.7864                 --                 --
   International - Class Y                          0.8157                 --                 --
   Select Growth - Class C                              --                 --                 --
   Select Growth - Class E                              --                 --                 --
   Select Growth - Class I                              --                 --                 --
   Select Growth - Class S                              --                 --                 --

10. REORGANIZATIONS

   On October 24, 2003, the Select Value Fund ("Acquiring Fund") acquired the assets and liabilities of the Equity III and Equity Income Funds ("Acquired Funds") through a merger pursuant to a plan of reorganization approved by the Board of Trustees and shareholders of the Acquired Funds. The following is a summary of shares outstanding, net assets, net asset value per share, accumulated net realized gains/(losses) and unrealized appreciation/(depreciation) immediately before and after the reorganization:

                                                                   BEFORE REORGANIZATION                     AFTER REORGANIZATION
                                                 ---------------------------------------------------------   --------------------
                                                    EQUITY III         EQUITY INCOME       SELECT VALUE          SELECT VALUE
                                                 -----------------   -----------------   -----------------   --------------------
      Class C
      Shares                                                                   148,454             571,581            1,094,864
      Net assets                                                             4,582,775           5,008,191            9,592,147
      Net asset value                                                            30.87                8.76                 8.76
      Unrealized appreciation/(depreciation)                                   341,915             374,200              716,116
      Accumulated net realized gains/(losses)                                 (409,483)           (438,410)            (847,893)
      Class E
      Shares                                                24,033              23,451             714,334              858,356
      Net assets                                           539,059             734,019           6,313,951            7,587,107
      Net asset value                                        22.43               31.30                8.84                 8.84
      Unrealized appreciation/(depreciation)            (1,049,129)            (48,393)            509,308             (588,214)
      Accumulated net realized gains/(losses)             (798,660)           (249,227)           (761,304)          (1,809,191)
      Class I
      Shares                                             1,719,738                               3,989,041            8,365,779
      Net assets                                        38,573,717                              35,318,173           74,052,307
      Net asset value                                        22.43                                    8.85                 8.85
      Unrealized appreciation/(depreciation)             6,546,439                               2,785,411            9,331,850
      Accumulated net realized gains/(losses)           (6,324,374)                             (8,461,546)         (14,785,920)
      Class S
      Shares                                                                 2,014,343           7,017,334           14,147,112
      Net assets                                                            62,787,078          62,011,137          125,038,375
      Net asset value                                                            31.17                8.84                 8.84
      Unrealized appreciation/(depreciation)                                 8,785,579           4,776,075           13,561,654
      Accumulated net realized gains/(losses)                              (15,651,572)         (7,570,024)         (23,221,596)

 194  Notes to Financial Statements

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Equity I, Equity II, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Real Estate Securities, Short Term Bond, Select Growth, and Select Value (the "Funds")) at October 31, 2003, the results of each of their operations for the year ended, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewatehouseCoopers LLP

Seattle, Washington
December 19, 2003

                                             Report of Independent Auditors  195

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

TAX INFORMATION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
For the tax year ended October 31, 2003, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2004 will show the tax status of all distributions paid to your account in calendar 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts a long-term capital gain dividends for their taxable year ended October 31, 2003:

                                      TOTAL LONG-TERM
                                       CAPITAL GAINS
                                    -------------------
Fixed Income I                      $         5,354,607
Real Estate Securities                        2,604,238

Please consult a tax advisor for any questions about federal or state income tax laws.

The Emerging Markets Fund and International Fund paid foreign taxes of $1,007,980 and $2,743,648, and recognized $6,779,650 and $23,733,611 of foreign source income, respectively, during the taxable year ended October 31, 2003. Pursuant to Section 853 of the Internal Revenue Code, the Emerging Markets Fund and International Fund designates $0.0271 and $0.0720 per share of foreign taxes paid and $0.1821 and $0.6226 of gross income earned from foreign sources, respectively, in the taxable year ended October 31, 2003.

 196  Tax Information

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                             Disclosure of Information about Fund Directors  197

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board and           35         None
  Phillips,           2002              successor is       Director, FRC
  Born January 20,                      duly elected     - Trustee, FRIC and RIF
  1948                                  and qualified    - Director, FRTC and Frank
                                                           Russell Capital Inc.
  909 A Street                                           - Director/Chairman, Frank
  Tacoma, Washington                                       Russell Investments
  98402-1616                                               (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
                                                         - 1990-2003, President, FRC
                                                         - 1993-2003, CEO, FRC
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       Until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee, WM
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Group of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp.
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

 198  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           35         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  199

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited Director, President and CEO,
                                                                     FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1999 to present, Managing Director of Individual
                                                                     Investor Services of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 200  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington on October 3, 2003.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING


The result of each vote accompany the description of each matter

   1. Election of Trustees.
   Vote:
   -----

                                                                  FOR                                           WITHHELD
                                                          --------------------                            --------------------
    Michael J.A. Phillips                                    2,833,950,650.815                                  11,955,708.784
    Daniel P. Connealy                                       2,833,988,686.089                                  11,917,673.510
    Julie W. Weston                                          2,833,923,063.131                                  11,983,296.468

   2. To approve a change in the Funds' fundamental investment objective.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Equity I Fund                                               18,099,924.999           1,659,144.585             505,681.613
    Equity II Fund                                              17,635,566.975             609,341.312             194,922.880
    Equity Q Fund                                               38,919,309.125           8,229,621.631             432,747.351
    Fixed Income I Fund                                         48,766,373.264           2,119,123.166             780,974.505
    Fixed Income III Fund                                       21,913,907.946           1,604,724.779             145,621.975
    International Fund                                          29,869,432.906           4,130,087.681             221,062.639
    Emerging Markets Fund                                       21,100,934.630          13,300,986.950             321,577.847
    Real Estate Securities Fund                                 14,751,024.199           1,292,121.391             265,235.596
    Select Growth Fund                                           8,259,910.405           1,344,243.000               4,382.000
    Select Value Fund                                            6,340,562.649           2,066,582.000               7,292.000
    Short Term Bond Fund                                        19,771,683.133           4,911,114.180             448,328.701

   3. To reclassify the Funds' investment objective from fundamental to non-fundamental.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Equity I Fund                                               15,232,462.896           4,487,294.106             544,994.195
    Equity II Fund                                              12,469,117.488           5,754,779.266             215,934.413
    Equity Q Fund                                               20,395,750.933          26,720,450.963             465,476.211
    Fixed Income I Fund                                         28,409,680.497          22,474,558.933             782,231.505
    Fixed Income III Fund                                       20,449,106.010           2,996,004.326             219,144.364
    International Fund                                          14,908,098.585          19,078,611.441             233,873.200
    Emerging Markets Fund                                       20,656,654.274          13,666,439.609             400,405.544
    Real Estate Securities Fund                                 11,088,879.913           4,922,065.336             297,435.937
    Select Growth Fund                                           7,726,225.405           1,877,928.000               4,382.000
    Select Value Fund                                            6,315,064.649           2,092,080.000               7,292.000
    Short Term Bond Fund                                        17,257,772.957           7,360,767.815             512,585.242

                                 Matter Submitted to a Vote of Shareholders  201

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   4. To approve an Agreement and Plan of Reorganization for the Fund.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Equity III Fund                                              1,151,319,470              29,551,000                 389,000

 202  Matter Submitted to a Vote of Shareholders

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark D. Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Noel Lamb, Director of Investment Management and Research -- North America Sharon L. Hammel, Director of Portfolio Implementation
 Traci A. Jones, Manager of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS

Equity I Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 Barclays Global Fund Advisors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Equity II Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY

                              Manager, Money Managers and Service Providers  203

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

Equity Q Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Management Limited, London, England
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
   Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Term Bond Fund
 Merganser Capital Management L.P., Cambridge, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

Fixed Income I Fund
 Lincoln Capital Fixed Income Management Company, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Fixed Income III Fund
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investments, LP, West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Select Growth Fund
 Ark Asset Management Co., Inc., New York, NY
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 TCW Investment Management Co., Los Angeles, CA
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA

 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 204  Manager, Money Managers and Service Providers

                      (This page intentionally left blank)

                      (This page intentionally left blank)

(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495 www.russell.com                        36-08-020 (1 10/03)

                                                FRANK RUSSELL INVESTMENT COMPANY


RUSSELL FUNDS


2003 ANNUAL REPORT


CLASS A AND B SHARES

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND



OCTOBER 31, 2003


                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on one Fund, which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                                 Annual Report

                                October 31, 2003

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3

Portfolio Management Discussion......................................         4

Statement of Net Assets..............................................         7

Statement of Assets and Liabilities..................................        10

Statement of Operations..............................................        11

Statement of Changes in Net Assets...................................        12

Financial Highlights--Class A........................................        13

Financial Highlights--Class B........................................        14

Notes to Statement of Net Assets.....................................        15

Notes to Financial Statements........................................        16

Report of Independent Auditors.......................................        23

Tax Information......................................................        24

Disclosure of Information about Fund Directors.......................        25

Matter Submitted to a Vote of Shareholders...........................        29

Manager, Money Managers and Service Providers........................        30

Frank Russell Investment Company - Russell Multi-Manager Principal Protected
Fund

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance is reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% of average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

TO OUR CLIENTS:



We're pleased you have chosen Frank Russell Investment Company funds for your investment needs. As we present our Frank Russell Investment Company 2003 Annual Report, we renew our commitment to you--providing strategically diversified investments managed by world class independent investment management firms.

After three years of a bear market, 2003 offered new opportunities and the financial markets were generally favorable. This represented a dramatic--and welcome--change for the financial markets. As always, our investment process remained constant. We maintained our long-term focus, strategic diversification, active management, and goal-oriented planning. We believe our diversified approach and long-term commitment to investing helps provide consistency for you--our investors.

As we reflect on the challenges and opportunities in 2003, we want you to know that we appreciate your continued confidence in Russell and in our MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment strategy.

We thank you for choosing Russell, global leaders in multi-manager investing. We look forward to continuing to serve you and building our relationship in 2004.

Warm Regards,

   (/s/ LEN BRENNAN)

Len Brennan

President and Chief Executive Officer

                                                        Letter to Our Clients  3

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(GRAPHIC)

                                                   PRINCIPAL PROTECTED        RUSSELL 1000(R) INDEX      LEHMAN 3-5 YR TREASURY
                                                   -------------------        ---------------------      ----------------------
Inception*                                              10000.00                    10000.00                    10000.00
2003                                                    10317.00                    12132.00                    10229.00

Multi-Manager Principal Protected Fund - Class A
----------------------------------------------------------


    PERIOD ENDED            GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
Inception              $      10,317               3.17%

Multi-Manager Principal Protected Fund - Class B
----------------------------------------------------------


    PERIOD ENDED            GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
Inception              $      10,260               2.60%

Russell 1000()(R) Index++
----------------------------------------------------------


    PERIOD ENDED            GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
Inception              $      12,132              21.32%

Lehman 3-5 Year Government Treasury Index++++
----------------------------------------------------------


    PERIOD ENDED            GROWTH OF             TOTAL
      10/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
Inception              $      10,229               2.29%

 4  Portfolio Management Discussion

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks some capital growth, while seeking to preserve principal.

DESCRIBE THE FUND'S PERFORMANCE FOR THE PERIOD ENDED OCTOBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

From its inception on January 21, 2003 through October 31, 2003, the Russell Multi-Manager Principal Protected Fund Class A and Class B shares gained 3.17% and 2.60%, respectively. This compared to the Russell 1000(R) Index, which gained 21.32%, and the Lehman 3 - 5 Year Government Treasury Index which returned 2.29% during the same period. Class A and Class B performance is net of operating expenses of 2.03% and 2.80%, respectively. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS DURING THE PERIOD INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

During the Fund's offering period, from January 21, 2003 through February 27, 2003, assets were invested in short-term money market securities. This positively impacted Fund performance, as the US equity markets were falling during this time. At the close of the offering period, the Fund was invested in equity and fixed income securities. At that time, the Fund's allocation to fixed income and equities was 80% and 20%, respectively.

The Fund's allocation to equities contributed to performance. The best performing stocks were those which possessed one or more of the following characteristics: a smaller market capitalization size, did not pay dividends, lower financial quality (i.e. lower credit ratings), an above-average valuation and a higher risk profile. Leading stocks were dominated by economic sensitivities, especially to the early cycle of the US economic recovery, as demonstrated by securities in the technology and basic materials sectors.

Despite rising interest rates, the Fund's bond exposure was able to preserve capital with relatively flat results, thanks to the portfolio's bond income, which softened the blow from capital losses that resulted from the rising rates.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Fund's equity money managers were cautious early in the period due to the geopolitical risk surrounding the market environment. As investors grew increasingly comfortable with the events in Iraq and with the future prospects for corporate America, the market began to improve and the Fund's equity money managers began to position the Fund to take advantage of an economic rebound. The Federal Reserve continued to foster an investment-friendly interest rate policy in an attempt to bolster the economy. A new tax bill was passed to provide tax relief stimulus in an attempt to accelerate the economy. As the economy improved, smaller companies appeared to be the largest beneficiaries of these conditions. The Fund's equity money managers maintained their emphasis on stocks that demonstrated stable, consistent growth, yet traded at below-market valuation levels.

The Fund's bond money manager invested in a five-year Treasury strip to protect principal.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

No changes were made to the Fund's manager line-up during the period.

As interest rates fluctuated and equity markets appreciated during the period, the Fund's allocation to its equity portfolio and its fixed income portfolio was adjusted to increase the Fund's equity exposure.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE PERIOD.

Stock selection was the primary detractor from the Fund's equity portfolio performance during this period. While sector allocation contributions were modestly positive, stock selection detracted from performance as the Fund's money managers emphasized the higher quality, stable growth stocks, as opposed to the more speculative, deeply depressed stocks. The Fund's equity portfolio was predominantly comprised of larger capitalization stocks, which detracted from performance as small capitalization stocks outperformed during the period.

The Fund's equity money managers were challenged by the rapid shifts in market sentiment from defensive to aggressive stocks, market emphasis on lower quality and more highly priced stocks, and the sharp rise in interest rates during July. Market trends were not consistent throughout the year, nor was the investment behavior particularly conservative, as market preferences moved from high quality, defensive stocks to aggressive and more speculative stocks.

                                              Portfolio Management Discussion  5

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

PORTFOLIO MANAGEMENT DISCUSSION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK/BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Stocks began appreciating once investors were more comfortable with the events in Iraq and both fiscal and monetary stimulus were in place to support an increase in economic growth. Economically sensitive sectors of the market received the majority of this benefit, whereas the more defensive sectors lagged over this period.

The Fund's fixed income portfolio performed in line with its benchmark.

Money Managers                             Style


Lincoln Capital Management Company         Duration-Matched
Lord, Abbet & Co.                          Value
MFS Institutional Advisors, Inc.           Market-Oriented

                              --------------------

* The Fund commenced operations on January 21, 2003. Index comparison began January 21, 2003. Class A returns exclude the effects of sales charges. If sales charges were included, the total return would have been lower.

++ The Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ The Lehman 3-5 Year Government Treasury Index contains US Treasury securities with a maturity from 3 up to (but not including) 5 years.

 6  Portfolio Management Discussion

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 25.7%
Auto and Transportation - 1.0%
Canadian National Railway Co.                           2,374             143
CSX Corp.                                               2,265              72
Delta Air Lines, Inc.                                   2,665              35
FedEx Corp.                                             1,830             139
Magna International, Inc. Class A                       1,900             152
Union Pacific Corp.                                     2,720             170
United Parcel Service, Inc. Class B                     2,630             191
                                                                 ------------
                                                                          902
                                                                 ------------

Consumer Discretionary - 4.2%
Accenture, Ltd. Class A (AE)                            5,700             133
Clear Channel Communications, Inc.                      6,499             265
Gannett Co., Inc.                                       3,220             271
Gap, Inc. (The)                                         5,639             108
Gillette Co. (The)                                      1,733              55
Home Depot, Inc.                                        4,910             182
Kohl's Corp. (AE)                                       2,310             130
Ltd Brands                                              4,408              78
McDonald's Corp.                                        3,380              85
McGraw-Hill Cos., Inc. (The)                              700              47
New York Times Co. Class A                              7,170             341
Newell Rubbermaid, Inc.                                 5,389             123
Nike, Inc. Class B                                      1,557              99
Staples, Inc. (AE)                                      1,798              48
Target Corp.                                            5,059             201
Time Warner, Inc.                                      11,630             178
TJX Cos., Inc.                                          7,960             167
Tribune Co.                                             1,985              97
VF Corp.                                                1,012              43
Viacom, Inc. Class B                                   10,070             401
Wal-Mart Stores, Inc.                                   8,710             513
Walt Disney Co.                                         7,082             160
                                                                 ------------
                                                                        3,725
                                                                 ------------

Consumer Staples - 1.6%
Altria Group, Inc.                                      3,750             174
Anheuser-Busch Cos., Inc.                               1,560              77
Colgate-Palmolive Co.                                   2,500             133
General Mills, Inc.                                     2,238             100
Kellogg Co.                                             1,968              65
Kraft Foods, Inc. Class A                               3,960             115
PepsiCo, Inc.                                          10,003             478
Procter & Gamble Co.                                    3,070             302
                                                                 ------------
                                                                        1,444
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Financial Services - 5.5%
American International Group                            5,478             333
Bank of America Corp.                                   3,209             243
Bank of New York Co., Inc. (The)                        2,167              68
Bank One Corp.                                          9,259             393
Chubb Corp.                                             2,820             188
Citigroup, Inc.                                        15,464             734
Fannie Mae                                              9,410             676
Golden West Financial Corp.                               400              40
FleetBoston Financial Corp.                             2,125              86
Hartford Financial Services Group, Inc.                 1,133              62
JP Morgan Chase & Co.                                   2,041              73
MBNA Corp.                                              4,265             106
Mellon Financial Corp.                                  3,960             118
Merrill Lynch & Co., Inc.                               5,348             317
State Street Corp.                                        800              42
SunTrust Banks, Inc.                                    2,130             143
Travelers Property Casualty Corp. Class A              11,950             195
US Bancorp                                              7,998             218
Wachovia Corp.                                          3,266             150
Wells Fargo & Co.                                      10,960             617
XL Capital, Ltd. Class A                                1,080              75
                                                                 ------------
                                                                        4,877
                                                                 ------------

Health Care - 3.4%
Abbott Laboratories                                     1,215              52
AmerisourceBergen Corp.                                 3,580             203
Amgen, Inc.                                             2,650             164
AstraZeneca PLC - ADR                                   1,700              81
Baxter International, Inc.                              5,565             148
Cardinal Health, Inc.                                     816              48
Guidant Corp.                                           3,570             182
Johnson & Johnson                                       8,800             443
Merck & Co., Inc.                                       2,810             124
Novartis AG - ADR                                       4,327             166
Pfizer, Inc.                                           12,463             394
Roche Holdings AG - ADR                                 1,000              83
Schering-Plough Corp.                                  20,450             312
Tenet Healthcare Corp.                                 13,698             189
Wyeth                                                  11,196             494
                                                                 ------------
                                                                        3,083
                                                                 ------------

Integrated Oils - 1.2%
BP PLC - ADR                                            1,794              76
ConocoPhillips                                          3,400             194
EnCana Corp.                                            1,400              48

                                                     Statements of Net Assets  7

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                      16,063             588
Unocal Corp.                                            5,100             162
                                                                 ------------
                                                                        1,068
                                                                 ------------

Materials and Processing - 1.7%
Alcoa, Inc.                                             3,517             111
American Standard Cos., Inc. (AE)                       1,330             127
Archer-Daniels-Midland Co.                              1,581              23
Bowater, Inc.                                             458              19
Dow Chemical Co. (The)                                  4,900             185
EI Du Pont de Nemours & Co.                             1,843              74
International Paper Co.                                 5,588             220
Monsanto Co.                                            1,214              30
Newmont Mining Corp.                                    2,453             107
Potash Corp. of Saskatchewan                              402              32
PPG Industries, Inc.                                    4,550             262
Praxair, Inc.                                           3,856             268
Rohm & Haas Co.                                         1,406              55
Weyerhaeuser Co.                                          679              41
                                                                 ------------
                                                                        1,554
                                                                 ------------

Miscellaneous - 0.8%
Diageo PLC - ADR                                          859              41
Eaton Corp.                                             1,075             108
General Electric Co.                                   14,940             433
Tyco International, Ltd.                                4,507              94
                                                                 ------------
                                                                          676
                                                                 ------------

Other Energy - 0.6%
Baker Hughes, Inc.                                      6,774             191
Noble Corp. (AE)                                        2,730              94
Schlumberger, Ltd.                                      4,914             231
                                                                 ------------
                                                                          516
                                                                 ------------
Producer Durables - 1.0%
Agilent Technologies, Inc. (AE)                         1,977              49
Deere & Co.                                             3,453             209
Emerson Electric Co.                                      955              54
Illinois Tool Works, Inc.                               2,644             194
Lockheed Martin Corp.                                   3,120             145
Nokia OYJ - ADR                                         2,500              42
Parker Hannifin Corp.                                     403              21
Teradyne, Inc. (AE)                                     2,117              48
United Technologies Corp.                                 500              42
WW Grainger, Inc.                                         200               9
Xerox Corp.                                            10,702             112
                                                                 ------------
                                                                          925
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Technology - 3.0%
Analog Devices, Inc. (AE)                               3,285             146
Apple Computer, Inc.                                    8,970             205
Cisco Systems, Inc. (AE)                               17,110             359
Corning, Inc.                                           3,550              39
EMC Corp.                                              14,533             201
Hewlett-Packard Co.                                     7,080             158
Intel Corp.                                             8,570             283
International Business Machines Corp.                   5,310             475
Microsoft Corp.                                        24,860             651
Motorola, Inc.                                         14,512             196
Solectron Corp. (AE)                                    2,317              13
                                                                 ------------
                                                                        2,726
                                                                 ------------

Utilities - 1.7%
AT&T Wireless Services, Inc. (AE)                       8,020              58
BellSouth Corp.                                         1,047              28
Comcast Corp. Class A                                   5,160             175
Comcast Corp. Special Class A                           4,596             150
Constellation Energy Group, Inc.                          935              34
Dominion Resources, Inc.                                3,200             197
Exelon Corp.                                            3,050             194
FPL Group, Inc.                                           537              34
PG&E Corp.                                              4,100             100
Progress Energy, Inc.                                   1,862              80
SBC Communications, Inc.                                2,874              69
Sprint Corp.-PCS Group (AE)                             9,150              40
Verizon Communications, Inc.                            8,424             283
Waste Management, Inc.                                  2,816              73
Wisconsin Energy Corp.                                  1,400              46
                                                                 ------------
                                                                        1,561
                                                                 ------------

TOTAL COMMON STOCKS
(cost $20,422)                                                         23,057
                                                                 ------------

LONG-TERM DEBT OBLIGATIONS - 68.0%
United States Government Treasuries - 68.0%
United States Treasury STRIP
   0.00% due 02/15/08                                  56,320          49,419
   0.00% due 05/15/08                                  13,310          11,524
                                                                 ------------
                                                                       60,943
                                                                 ------------

TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $61,947)                                                         60,943
                                                                 ------------

 8  Statements of Net Assets

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF NET ASSETS, CONTINUED -- OCTOBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.7%
Frank Russell Investment Company Money Market
   Fund                                               444,000             444
Frank Russell Investment Company US Government
   Money Market Fund                                5,142,000           5,142
United States Treasury Bill(c)(y)(s)
   0.935% due 12/11/03                                    380             380
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $5,966)                                                           5,966
                                                                 ------------

TOTAL INVESTMENTS - 100.4%
(identified cost $88,335)                                              89,966

OTHER ASSETS AND LIABILITIES
NET - (0.4%)                                                             (370)
                                                                 ------------

NET ASSETS - 100.0%                                                    89,596
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index
   expiration date 12/03 (3)                              157                6

S&P 500 Index
   expiration date 12/03 (18)                           4,723               42
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                   48
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Statement of Net Assets  9

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2003

Amounts in thousands

--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $88,335).....................................    $               89,966
Receivables:
   Dividends and interest...........................................................                        36
   Investments sold.................................................................                       222
   Daily variation margin on futures contracts......................................                         5
Offering Costs......................................................................                        21
                                                                                        ----------------------
Total assets........................................................................                    90,250
                                                                                        ----------------------

LIABILITIES
Payables:
   Investments purchased....................................    $                375
   Fund shares redeemed.....................................                      26
   Accrued fees to affiliates...............................                     154
   Other accrued expenses...................................                      99
                                                                --------------------
Total liabilities...................................................................                       654
                                                                                        ----------------------

NET ASSETS..........................................................................    $               89,596
                                                                                        ======================

Net Assets Consist of:
Accumulated net realized gain (loss)................................................    $                  716
Unrealized appreciation (depreciation) on:
   Investments......................................................................                     1,631
   Futures contracts................................................................                        48
Shares of beneficial interest.......................................................                        87
Additional paid-in capital..........................................................                    87,114
                                                                                        ----------------------

NET ASSETS..........................................................................    $               89,596
                                                                                        ======================

NET ASSET VALUE, PER SHARE:
   Class A ($3,521,224 divided by 341,481 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.31
                                                                                        ======================
   Class B ($86,074,310 divided by 8,389,305 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.26
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 10  Statement of Assets and Liabilities

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF OPERATIONS -- FOR THE PERIOD JANUARY 21, 2003 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2003

Amounts in thousands

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends........................................................................    $                  227
   Dividends from Money Market Funds................................................                        53
   Interest.........................................................................                     1,202
                                                                                        ----------------------
Total investment income.............................................................                     1,482

EXPENSES
   Advisory fees............................................    $                489
   Administrative fees......................................                      32
   Custodian fees...........................................                      63
   Distribution fees - Class B..............................                     461
   Transfer agent fees......................................                      76
   Professional fees........................................                     109
   Registration fees........................................                      26
   Shareholder servicing fees - Class A.....................                       7
   Shareholder servicing fees - Class B.....................                     154
   Trustees' fees...........................................                      19
   Insurance policy fees....................................                     417
   Printing fees............................................                       5
   Amortization of offering costs...........................                      44
   Miscellaneous............................................                      12
                                                                --------------------

   Expenses before reductions...............................                   1,914
   Expense reductions.......................................                    (141)
                                                                --------------------
Net expenses........................................................................                     1,773
                                                                                        ----------------------

Net investment income (loss)........................................................                      (291)
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..............................................                     746
   Futures contracts........................................                     262                     1,008
                                                                --------------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................                   1,631
   Futures contracts........................................                      48                     1,679
                                                                --------------------    ----------------------

Net realized and unrealized gain (loss).............................................                     2,687
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                2,396
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  11

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE PERIOD JANUARY 21, 2003 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2003

Amounts in thousands

--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $                 (291)
   Net realized gain (loss).................................                     1,008
   Net change in unrealized appreciation (depreciation).....                     1,679
                                                                ----------------------
      Net increase (decrease) in net assets from
       operations...........................................                     2,396
                                                                ----------------------

DISTRIBUTIONS
      Class A...............................................                        (1)
                                                                ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                    87,201
                                                                ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                    89,596

NET ASSETS
   Beginning of period......................................                        --
                                                                ----------------------
   End of period............................................    $               89,596
                                                                ======================

See accompanying notes which are an integral part of the financial statements.

 12  Statement of Changes in Net Assets

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS A

For a Share Outstanding Throughout the Period.

                                                        2003*
------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD............    $        10.00
                                                    --------------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)..............               .02
   Net realized and unrealized gain (loss)......               .29
                                                    --------------
      Total income (loss) from operations.......               .31
                                                    --------------

DISTRIBUTIONS
   Net investment income (b)....................               .00
                                                    --------------

NET ASSET VALUE, END OF PERIOD..................    $        10.31
                                                    ==============

TOTAL RETURN (%)(c)(d)..........................              3.17

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).....             3,521

   Ratios to average net assets (%)(e):
      Operating expenses, net...................              2.02
      Operating expenses, gross.................              2.24
      Net investment income (loss)..............               .27
   Portfolio turnover rate (%)..................             38.14

* For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  13

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS -- CLASS B

For a Share Outstanding Throughout the Period.

                                                                        2003*
--------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD........................    $                10.00
                                                                ----------------------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)..........................                      (.04)
   Net realized and unrealized gain (loss)..................                       .30
                                                                ----------------------
      Total income (loss) from operations...................                       .26
                                                                ----------------------

DISTRIBUTIONS
      Net investment income (b).............................                       .00
                                                                ----------------------

NET ASSET VALUE, END OF PERIOD..............................    $                10.26
                                                                ======================

TOTAL RETURN (%)(c)(d)......................................                      2.60

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................                    86,075

   Ratios to average net assets (%)(e):
      Operating expenses, net...............................                      2.79
      Operating expenses, gross.............................                      3.01
      Net investment income (loss)..........................                      (.49)
   Portfolio turnover rate (%)..............................                     38.14

* For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

 14  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO STATEMENT OF NET ASSETS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(+) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
STRIP - Separate Trading of Registered Interest and Principal of Securities

                                            Notes to Statement of Net Assets  15

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of October 31, 2003, the Fund's allocation to equity securities was approximately 32% and the Fund's allocation to fixed income securities was approximately 68% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain extraordinary expenses are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholders account is less than the Guaranteed Amount on the Guarantee Maturity Date, the fund will be unable to meet its obligations under the Guarantee. If the fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the Insurance Policy requires Ambac to pay the fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

   Offering Period                                   01/21/03 - 02/27/03
   Guarantee Period                                  03/03/03 - 03/03/08
   Post Guarantee Period Commencement                03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities are valued on the basis of the evaluated bid. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

 16  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Futures contracts are valued on the basis of the last sale price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements are equal to the Fund's obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   Equity securities traded over-the-counter are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-Term investments purchased by the Fund and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Fund.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investments for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in futures, wash sale deferrals, certain securities sold at a loss, and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by the Fund for tax purposes.

   Expenses

   The Fund will pay its own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

                                               Notes to Financial Statements  17

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Class Allocation

   The Fund offers the following classes of shares: Class A and Class B. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Class B Shares were purchased at net asset value without paying an initial sales charge. However, if a shareholder redeems his or her Class B Shares within five years of the purchase date, the shareholder will pay a deferred sales charge calculated as a percentage of NAV at time of purchase. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of Shares based upon the relative proportion of net assets of each class. Class B Shares, along with their pro rata reinvested dividend shares, automatically convert to Class A Shares eight years after purchase.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with its excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist them in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use

 18  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering info a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Fund may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended October 31, 2003, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were $33,232,483 and $18,592,904, respectively. Purchases and sales of US Government and Agency obligations (excluding short-term instruments, options, futures and repurchase agreements) were $79,900,520 and $14,117,369 respectively. Under the Financial Guarantee Agreement with Ambac, the Fund has certain restrictions with respect to the type, weighting, and duration of securities for which it may enter into transactions.

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. There were no outstanding securities on loan as of October 31, 2003.

                                               Notes to Financial Statements  19

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers the Fund which is a series of the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of the Fund.

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund and the Frank Russell US Government Money Market Fund (collectively the "Money Market Funds") (two of the Investment Portfolios of the Investment Company not presented herein). As of October 31, 2003, $444,000 of the Money Market Fund's net assets represents investments by this Fund and $1,072,547,112 represents the investments of other affiliated Funds not presented herein. As of October 31, 2003, $5,142,000 of the US Government Money Market Fund's net assets represents investment by this Fund.

   The advisory and administrative fees, which are based upon the average daily net assets of the Fund and the rate specified in the table below. The advisory and administrative fees are payable monthly and total $488,840 and $32,196, respectively, for the period ended October 31, 2003.

                                                    ANNUAL RATE
                                             ADVISOR       ADMINISTRATOR
   ----------------------------------------------------------------------
   Offering Period                             0.00%            0.05%
   Guarantee Period                            0.88             0.05
   Post Guarantee Period                       0.88             0.05

   Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") and subject to possible reimbursement to the investment advisor within three years, the Fund's investment advisor has contractually agreed to waive, during the Guarantee Period, up to the full amount of its 0.93% combined advisory and administrative fees and to reimburse the Fund to the extent that expenses for Class A and Class B Shares exceed 2.10% and 2.85%, respectively, of average net assets on an annualized basis. Certain expenses that are not covered by the Expense Limitation Agreement, such as extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guaranteed Amount. The total amount of the waiver for the period ended October 31, 2003 was $140,944.

   To the extent fees are waived by the Advisor, the Fund may reimburse the Advisor for any reductions in the Fund's expenses during the three years following the reduction if such reimbursement is requested by the Advisor, if such reimbursement can be achieved within the specified expense limitation and if the Board of Trustees approves the reimbursement as not inconsistent with the best interest of the Fund. As at October 31, 2003, the Advisor has not recouped waivers of $140,944. There were no reimbursements for the period ended October 31, 2003.

   Custodian

   The Fund has entered into arrangements with its Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended October 31, 2003, the Fund's custodian fees were reduced $62 under these arrangements.

   Analytic services

   Fees for analytic services provided to the Fund are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Fund, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. During the period ended October 31, 2003, analytic services fees were $5,333.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Fund. Total fees for the Fund reported herein for the period ended October 31, 2003 were $75,691.

 20  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class B Shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class B Shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class A and Class B Shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A and Class B Shares on an annual basis.

   For the period ended October 31, 2003, the Distributor retained or paid the following amounts in sales charges:

                                                CLASS A               CLASS B
   --------------------------------------------------------------------------------
   Initial Sales charges (retained)       $            15,881   $               N/A
   Contingent Deferred Sales Charges
      (paid)                                              N/A               213,259

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A Shares and the Class B Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class B Shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Brokerage commissions

   The Fund may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. The amount retained by Frank Russell Securities, Inc. for the period ended October 31, 2003 was $5,365. Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

   Offering Costs

   The Investment Company may offer additional classes of existing Funds or new portfolios to the complex with approval from the Board of Trustees. Some of the expenses incurred in offering the new class or portfolio are classified as offering costs. These may include, preparing the initial registration statement, printing of the new prospectus and registering the new class or portfolio. Offering costs are accumulated until the new class/portfolio begins operations. After such time the costs are amortized over a twelve month period on a straight-line basis. Class A and Class B began operations on January 21, 2003. The offering costs for Class A and Class B as of October 31, 2003 are as follows:

   Class A                                                       $          2,941
   Class B                                                       $         62,306

                                               Notes to Financial Statements  21

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- OCTOBER 31, 2003

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At October 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

   Cost of Investments                                           $     88,400,772
                                                                 ================
   Unrealized Appreciation                                              2,737,063
   Unrealized Depreciation                                             (1,172,227)
                                                                 ----------------
   Net Unrealized Appreciation (Depreciation)                    $      1,564,836
                                                                 ================
   Undistributed Ordinary Income                                 $        644,493
   Undistributed Long-Term Capital Gains (Capital Loss
      Carryforward)                                              $        185,610
   Tax Composition of Distributions:
   Ordinary Income                                               $          1,385

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period January 21, 2003 (Commencement of Operations) to October 31, 2003 were as follows:

   RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND                     SHARES              DOLLARS
      Class A
      Proceeds from shares sold                                                487   $           4,871
      Proceeds from reinvestment of distributions                               --                   1
      Payments for shares redeemed                                            (146)             (1,477)
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  341               3,395
                                                                 -----------------   -----------------
      Class B
      Proceeds from shares sold                                              8,794   $          87,942
      Proceeds from reinvestment of distributions                               --                  --
      Payments for shares redeemed                                            (405)             (4,136)
                                                                 -----------------   -----------------
      Net increase (decrease)                                                8,389              83,806
                                                                 -----------------   -----------------
      Total increase (decrease)                                              8,730   $          87,201
                                                                 =================   =================

7. BENEFICIAL INTEREST

   As of October 31, 2003, the Fund had no shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares.

 22  Notes to Financial Statements

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statement of assets and liabilities, including the statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Frank Russell Investment Company Russell Multi-Manager Principal Protected Fund (the "Fund")) at October 31, 2003, the results of its operations, the changes in net assets and the financial highlights for the period from January 21, 2003 (commencement of operations) to October 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewatehouseCoopers LLP

Seattle, Washington
December 19, 2003

                                              Report of Independent Auditors  23

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

TAX INFORMATION -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
   For the tax year ended October 31, 2003, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

   The Form 1099 you receive in January 2004 will show the tax status of all distributions paid to your account in calendar 2003.

 24  Tax Information

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                                        and qualified    - CEO and Chairman of the                          company)
  909 A Street                                             Board, Russell Fund
  Tacoma, Washington  Chairman of the   Until successor    Distributors, Inc. and
  98402-1616          Board since 1999  is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board and           35         None
  Phillips,           2002              successor is       Director, FRC
  Born January 20,                      duly elected     - Trustee, FRIC and RIF
  1948                                  and qualified.   - Director, FRTC and Frank
                                                           Russell Capital Inc.
  909 A Street                                           - Director/Chairman, Frank
  Tacoma, Washington                                       Russell Investments
  98402-1616                                               (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
                                                         - 1990-2003, President, FRC
                                                         - 1993-2003, CEO, FRC
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  25

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee, WM
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Group of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           35         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 26  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  27

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                With Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1999 to present, Managing Director of Individual
                                                                     Investor Services of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 28  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS -- OCTOBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington on October 3, 2003.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING


The result of each vote accompany the description of each matter

   1. Election of Trustees.
   Vote:
   -----

                                                                  FOR                                           WITHHELD
                                                          --------------------                            --------------------
    Michael J.A. Phillips                                    2,833,950,650.815                                  11,955,708.784
    Daniel P. Connealy                                       2,833,988,686.089                                  11,917,673.510
    Julie W. Weston                                          2,833,923,063.131                                  11,983,296.468

                                  Matter Submitted to a Vote of Shareholders  29

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark D. Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Noel Lamb, Director of Investment Management and Research -- North America Sharon L. Hammel, Director of Portfolio Implementation
 Traci A. Jones, Manager of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS
 Lincoln Capital Management Company, Chicago, IL
 Lord, Abbett & Co., Jersey City, NJ
 MFS Institutional Advisors, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 30  Manager, Money Managers and Service Providers

(RUSSELL LOGO)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-155 (1 10/03)

ITEM 2. CODE OF ETHICS. [ANNUAL REPORT ONLY]

         (a) As of the end of the period covered by the report, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant's principal executive officer and principal financial officer ("Senior Mutual Fund Officer Code of Ethics").

         During the period covered by this report:

                  [X] There were no amendments to the Senior Mutual Fund Officer Code of Ethics; and

                  [X] There were no waivers granted from any provision of the Senior Mutual Fund Officer Code of Ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

[X] Registrant's board of trustees has determined at a meeting held on May 19, 2003 that the Registrant has at least one audit committee financial expert serving on its audit committee. Daniel P. Connealy was determined to be the Audit Committee Financial Expert and is also determined to be "independent" for purposes of Item 3, paragraph
         (a)(2)(i) and (ii) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

AUDIT FEES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,193,958.

AUDIT-RELATED FEES

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

  Fees                                 Nature of Services
  ----                                 ------------------
$ 90,000             Performance of agreed-upon procedures with respect to
                     04/30/03 semi-annual reports

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

   Fees             Nature of Services
   ----             ------------------
$ 308,099              Tax services

ALL OTHER FEES

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

  Fees                    Nature of Services
  ----                    ------------------
$  5,250         Prospectus filing
$ 14,000               Analysis of certain fund transactions
                       related to security corporate action
$ 12,000               Preparation/filing Form N-14

(e) (1) Registrant's audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant's accountants:

                        FRANK RUSSELL INVESTMENT COMPANY
                AUDIT AND NON-AUDIT SERVICES PRE-APPROVAL POLICY
                          EFFECTIVE DATE: MAY 19, 2003

I.       STATEMENT OF PURPOSE.

This Policy has been adopted by the Audit Committee (the "FRIC Audit Committee") of the Board of Trustees of Frank Russell Investment Company ("FRIC") to apply to any and all engagements of the independent auditor to FRIC for audit, non-audit, tax or other services. In the case of FRIC, the term "Audit Committee" as used in this policy shall refer to the FRIC Audit Committee and the term "Fund" shall refer to FRIC. The term "Investment Adviser" shall refer to Frank Russell Investment Management Company. This policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds' independent auditor.

II.      STATEMENT OF PRINCIPLES.

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the audit committee of the Fund's Board of Trustees (the "Audit Committee") is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Fund. As part of these responsibilities, the Audit Committee is required to pre-approve the audit services and permissible non-audit services ("non-audit services") performed by the independent auditor for the Fund to assure that the independence of the auditor is not in any way compromised or impaired. In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered. In general, the independence of the auditor to the Fund would be deemed impaired if the auditor provides a service whereby it:

     - Functions in the role of management of the Fund, the advisor of the Fund or any other affiliate(1) of the Fund;

     -    Is in the position of auditing its own work; or

     - Serves in an advocacy role for the Fund, the advisor of the Fund or any other affiliate of the Fund.

--------
(1) For purposes of this Policy, an affiliate of the Funds is defined as the Funds' investment adviser (but not a sub-advisor whose role is primarily portfolio management and whose activities are overseen by the principal investment advisor), and any entity controlling, controlled by, or under common control with the principal investment advisor that provides regular and ongoing services to the Funds.

Accordingly, it is the policy of the Fund that the independent auditor for the Fund must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Fund. This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Fund of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the "SEC") establish two distinct approaches to the pre-approval of services by the Audit Committee. The proposed services may either receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Fund, together with a budget of expected costs for those services ("general pre-approval") or specific pre-approval by the Audit Committee of all services provided to the Fund on a case-by-case basis ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Fund's independent audit. The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. Any proposed service that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns of the Fund, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.     DELEGATION

As provided in the Act and in the SEC's rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.      AUDIT SERVICES

The annual audit services engagement terms and fees for the independent auditor for the Fund will require pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Fund for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Fund's systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on the report from management on financial reporting internal controls. The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the engagement of the independent auditor to perform audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide. These may include statutory audits and services associated with the Fund's SEC registration statement on Form N-1A, periodic reports and documents filed with the SEC or other documents issued in connection with the Fund's securities offerings.

The Audit Committee has pre-approved the audit services set forth in Schedule A. All other audit services not listed in Schedule A must be specifically pre-approved by the Audit Committee.

V.       AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Fund, or the separate financial statements for a series of the Fund that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant pre-approval to audit-related services. "Audit-related services" include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services"; assistance with understanding and implementing new accounting and financial report or disclosure matters not classified as "audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements under Form N-SAR and Form N-CSR.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B. All other audit-related services not listed in Schedule B must be specifically pre-approved by the Audit Committee.

VI.      TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the Fund, such as tax compliance, tax planning and tax advice, without impairing the auditor's independence and the SEC has stated that the independent auditor may provide such services. Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds investments outside the United States. The Audit Committee will consult with the Treasurer of the Fund or outside counsel to determine that the Fund's tax planning and reporting positions are consistent with this policy. The Audit Committee has pre-approved the tax services set forth in Schedule C. All other tax services not listed in Schedule C must be specifically pre-approved by the Audit Committee.

VII.     ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as "all other" services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor, and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the permissible "all other services" set forth in Schedule D. Permissible "all other services" not listed in Schedule D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this Policy as Schedule E. The SEC's rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions. Under no circumstance may an executive, manager or associate of the Fund, or the Investment Adviser, authorize the independent auditor for the Fund to provide prohibited non-audit services.

VIII.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-Approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit

Committee. (Separate amounts may be specified for the Fund and for other affiliates in the investment company complex subject to pre-approval). Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as "all other services" for the Fund (including any such services for affiliates subject to pre-approval by the Audit Committee).

IX.      PROCEDURES

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the "FRIC Clearance Committee" (the "Clearance Committee")(which shall be comprised of not less than three members, including the Treasurer of the Fund who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Fund and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application is consistent with the SEC's rules governing auditor independence.

The Audit Committee has designated the Internal Audit Department of Frank Russell Company, the parent company of FRIMCo (the "Internal Auditor"), to monitor the performance of all services to be provided by the independent auditor and to determine whether such services are in compliance with this Policy. The Internal Auditor will report to the Audit Committee on the results of its monitoring activities as frequently as may be determined by the Audit Committee. The Internal Auditor and Fund Management will report immediately to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Auditor or any member of management.

The Audit Committee will also review the Internal Auditor's annual audit plan to confirm that the plan provides for the monitoring of the independent auditor's services.

X.       ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor's continuing independence from the Fund and its affiliates, including Frank Russell Company. Such efforts will include, but not be limited to, reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and FRIC, Russell, and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring its independence.

                                 SCHEDULES A - E
                                 (not provided)

(e) (2) The percentage of services described in each of paragraphs (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows

AUDIT FEES                          74%
AUDIT-RELATED FEES           5%
TAX FEES                            19%
ALL OTHER FEES                       2%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5-6. [RESERVED]

ITEMS 7-8. [NOT APPLICABLE]

ITEM 9. CONTROLS AND PROCEDURES

         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

                                  EXHIBIT LIST

         (a) Registrant's code of ethics described in Item 2.

         (b) certification for principal executive officer of Registrant as required by Rule 30a-2 under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2 under the Act.